UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 8/31

Date of reporting period: 2/29/20

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared nine semiannual reports to shareholders including twenty-eight funds for the period ended February 29, 2020. The first report applies to Emerging Markets Fund, the second report applies to the Emerging Markets Debt Fund, the third report applies to Floating Rate Income Fund, the fourth applies to International Small Company Fund, the fifth report applies to New Opportunities Fund, the sixth report applies to Small Cap Growth Fund, the seventh report applies to Strategic Income Opportunities Fund, the eighth report applies to 16 Underlying Main Funds, and the ninth report applies to the 5 Underlying Bond Funds of the Registrant.

John Hancock

Emerging Markets Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent the markets tumbling during the last week of the period. Prior to the turbulence that ended the period, investors in non-U.S. equities saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered interest rates while governments around the world embarked on plans to launch fiscal stimulus to mitigate supply chain destruction and support economic growth.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
13	Financial statements
17	Financial highlights
22	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/29/2020 (%)

TOP 10 HOLDINGS AS OF 2/29/2020 (%)

Samsung Electronics Company, Ltd.	4.9
Taiwan Semiconductor Manufacturing Company, Ltd.	4.4
Tencent Holdings, Ltd.	3.4
Ping An Insurance Group Company of China, Ltd., H Shares	1.2
Alibaba Group Holding, Ltd., ADR	1.2
China Mobile, Ltd., ADR	1.1
HDFC Bank, Ltd.	1.0
China Construction Bank Corp., H Shares	0.9
Vale SA	0.9
SK Hynix, Inc.	0.9
TOTAL	19.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       3

TOP 10 COUNTRIES AS OF 2/29/2020 (%)

China	21.5
Taiwan	15.9
South Korea	13.6
India	12.0
Brazil	8.0
Hong Kong	5.6
South Africa	4.9
Mexico	3.3
Thailand	2.7
Malaysia	2.3
TOTAL	89.8
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-9.32	-0.05	1.14	-3.69	-0.25	12.02
Class C1	-6.22	0.24	1.44	0.00	1.18	15.36
Class I1,2	-4.33	1.26	1.97	1.44	6.47	21.55
Class R6[1,2]	-4.15	1.41	2.06	1.55	7.23	22.61
Class NAV[2]	-4.14	1.39	2.10	1.56	7.16	23.11
Index†	-1.88	2.73	3.18	2.93	14.41	36.77

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.52	2.22	1.22	1.11	1.10
Net (%)	1.51	2.21	1.21	1.10	1.09

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-10	11,536	11,536	13,677
Class I1,2	2-28-10	12,155	12,155	13,677
Class R6[1,2]	2-28-10	12,261	12,261	13,677
Class NAV[2]	2-28-10	12,311	12,311	13,677

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A shares and Class I shares were first offered on 3-31-11; Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class NAV shares (first offered on 5-1-07) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,013.60	$ 8.01	1.60%
	Hypothetical example	1,000.00	1,016.90	8.02	1.60%
Class C	Actual expenses/actual returns	1,000.00	1,010.00	11.49	2.30%
	Hypothetical example	1,000.00	1,013.40	11.51	2.30%
Class I	Actual expenses/actual returns	1,000.00	1,014.40	6.51	1.30%
	Hypothetical example	1,000.00	1,018.40	6.52	1.30%
Class R6	Actual expenses/actual returns	1,000.00	1,015.50	5.96	1.19%
	Hypothetical example	1,000.00	1,018.90	5.97	1.19%
Class NAV	Actual expenses/actual returns	1,000.00	1,015.60	5.86	1.17%
	Hypothetical example	1,000.00	1,019.00	5.87	1.17%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-29-20 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 96.9%		$228,309,740
(Cost $205,400,356)
Australia 0.0%		46,243	0.0%
Belgium 0.0%		34,624	0.0%
Brazil 6.0%		14,110,642	6.0%
Banco Bradesco SA	37,802	230,689	0.1%
Itau Unibanco Holding SA	13,251	84,776	0.0%
Petroleo Brasileiro SA	271,519	1,648,458	0.7%
Vale SA	205,653	2,037,721	0.9%
OTHER SECURITIES		10,108,998	4.3%
Canada 0.0%		68,752	0.0%
Chile 0.9%		2,114,991	0.9%
China 21.5%		50,556,429	21.5%
Alibaba Group Holding, Ltd., ADR (A)	13,313	2,769,104	1.2%
Anhui Conch Cement Company, Ltd., H Shares	74,000	554,200	0.2%
Aowei Holdings, Ltd. (A)	10,063,000	1,947,682	0.8%
Baidu, Inc., ADR (A)	4,963	595,461	0.3%
Bank of China, Ltd., H Shares	1,860,075	743,360	0.3%
China Construction Bank Corp., H Shares	2,656,000	2,183,847	0.9%
China Merchants Bank Company, Ltd., H Shares	177,961	856,153	0.4%
China Petroleum & Chemical Corp., H Shares	1,484,000	768,055	0.3%
CNOOC, Ltd.	911,000	1,267,303	0.6%
CNOOC, Ltd., ADR	1,416	195,875	0.1%
Country Garden Holdings Company, Ltd.	427,987	581,445	0.3%
Industrial & Commercial Bank of China, Ltd., H Shares	2,239,000	1,542,447	0.7%
NetEase, Inc., ADR	2,263	721,241	0.3%
Ping An Insurance Group Company of China, Ltd., H Shares	255,000	2,905,061	1.2%
Sunac China Holdings, Ltd.	159,000	890,644	0.4%
Tencent Holdings, Ltd.	158,700	8,046,837	3.4%
Yum China Holdings, Inc.	16,131	706,376	0.3%
OTHER SECURITIES		23,281,338	9.8%
Colombia 0.4%		837,219	0.4%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value	% of Net Assets
Czech Republic 0.1%		$355,050	0.1%
Egypt 0.1%		226,344	0.1%
Greece 0.3%		629,682	0.3%
Hong Kong 5.6%		13,144,220	5.6%
China Mobile, Ltd., ADR (B)	61,686	2,456,337	1.1%
China Overseas Land & Investment, Ltd.	232,000	794,517	0.4%
China Resources Land, Ltd.	144,444	685,878	0.3%
China Unicom Hong Kong, Ltd., ADR (B)	72,323	580,030	0.3%
Geely Automobile Holdings, Ltd.	309,000	564,463	0.3%
OTHER SECURITIES		8,062,995	3.2%
Hungary 0.3%		699,535	0.3%
India 12.0%		28,268,154	12.0%
HDFC Bank, Ltd.	133,573	2,194,591	1.0%
Hindustan Unilever, Ltd.	19,832	601,213	0.3%
Housing Development Finance Corp., Ltd.	23,476	715,671	0.3%
ICICI Bank, Ltd.	58,534	407,803	0.2%
ICICI Bank, Ltd., ADR	5,317	73,747	0.1%
Infosys, Ltd.	132,686	1,346,706	0.6%
Reliance Industries, Ltd.	105,484	1,956,283	0.9%
Tata Consultancy Services, Ltd.	27,313	760,801	0.3%
OTHER SECURITIES		20,211,339	8.3%
Indonesia 2.2%		5,200,195	2.2%
Bank Central Asia Tbk PT	223,300	493,250	0.2%
Bank Rakyat Indonesia Persero Tbk PT	2,106,500	629,479	0.3%
OTHER SECURITIES		4,077,466	1.7%
Malaysia 2.3%		5,507,938	2.3%
Malta 0.0%		29,710	0.0%
Mexico 3.3%		7,868,251	3.3%
America Movil SAB de CV, Series L	963,579	762,228	0.3%
Organizacion Soriana SAB de CV, Series B (B)	966,833	1,080,645	0.5%
OTHER SECURITIES		6,025,378	2.5%
Netherlands 0.0%		48,694	0.0%
Peru 0.2%		414,732	0.2%
Philippines 1.3%		3,048,197	1.3%
Poland 1.0%		2,251,716	1.0%
Romania 0.1%		133,588	0.1%
10	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Russia 1.4%		$3,371,292	1.4%
LUKOIL PJSC, ADR	10,478	903,816	0.4%
OTHER SECURITIES		2,467,476	1.0%
South Africa 4.9%		11,507,626	4.9%
FirstRand, Ltd.	195,871	699,323	0.3%
Gold Fields, Ltd., ADR	82,777	490,868	0.2%
MTN Group, Ltd.	152,396	726,546	0.3%
Naspers, Ltd., N Shares	4,877	762,549	0.3%
Standard Bank Group, Ltd.	74,488	715,997	0.3%
OTHER SECURITIES		8,112,343	3.5%
South Korea 13.5%		31,868,212	13.5%
KB Financial Group, Inc.	15,308	483,936	0.2%
POSCO	2,984	479,293	0.2%
Samsung Electronics Company, Ltd.	255,882	11,517,601	4.9%
SK Hynix, Inc.	27,358	2,021,500	0.9%
OTHER SECURITIES		17,365,882	7.3%
Spain 0.0%		43,848	0.0%
Taiwan 15.9%		37,519,846	15.9%
ASE Technology Holding Company, Ltd., ADR (B)	116,793	537,234	0.3%
CTBC Financial Holding Company, Ltd.	704,967	523,201	0.2%
Hon Hai Precision Industry Company, Ltd.	230,352	601,094	0.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	1,000,000	10,309,800	4.4%
OTHER SECURITIES		25,548,517	10.7%
Thailand 2.7%		6,341,321	2.7%
Turkey 0.8%		1,866,505	0.8%
Ukraine 0.0%		76,178	0.0%

United States 0.1%		120,006	0.1%
Preferred securities 2.2%		$5,136,219
(Cost $4,471,674)
Brazil 2.0%		4,787,993	2.0%
Banco Bradesco SA	126,962	866,779	0.4%
Itau Unibanco Holding SA	108,661	777,556	0.3%
Petroleo Brasileiro SA	286,638	1,624,233	0.7%
OTHER SECURITIES		1,519,425	0.6%
Chile 0.1%		142,945	0.1%
Colombia 0.1%		176,556	0.1%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value	% of Net Assets
Panama 0.0%		$27,567	0.0%

South Korea 0.0%		1,158	0.0%
Investment companies 0.1%		$165,712
(Cost $102,673)
South Korea 0.1%		165,712	0.1%
Rights 0.0%		$1,375
(Cost $0)
Warrants 0.0%		$509
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 2.3%			$5,393,448
(Cost $5,391,123)
Short-term funds 2.3%			5,393,448	2.3%
John Hancock Collateral Trust (C)	1.6968 (D)	538,865	5,393,448	2.3%

Total investments (Cost $215,365,826) 101.5%	$239,007,003	101.5%
Other assets and liabilities, net (1.5%)	(3,469,059)	(1.5)%
Total net assets 100.0%	$235,537,944	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $217,888,331. Net unrealized appreciation aggregated to $21,118,672, of which $75,769,107 related to gross unrealized appreciation and $54,650,435 related to gross unrealized depreciation.
12	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $209,974,703) including $5,312,573 of securities loaned	$233,613,555
Affiliated investments, at value (Cost $5,391,123)	5,393,448
Total investments, at value (Cost $215,365,826)	239,007,003
Cash	1,496,837
Foreign currency, at value (Cost $309,924)	308,337
Dividends and interest receivable	616,711
Receivable for fund shares sold	525,030
Receivable for investments sold	14,028
Receivable for securities lending income	4,296
Receivable from affiliates	15
Other assets	66,713
Total assets	242,038,970
Liabilities
Foreign capital gains tax payable	42,913
Payable for fund shares repurchased	822,058
Payable upon return of securities loaned	5,410,694
Payable to affiliates
Accounting and legal services fees	6,245
Transfer agent fees	11,809
Trustees' fees	3,176
Other liabilities and accrued expenses	204,131
Total liabilities	6,501,026
Net assets	$235,537,944
Net assets consist of
Paid-in capital	$257,122,403
Total distributable earnings (loss)	(21,584,459)
Net assets	$235,537,944

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	13

STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($51,852,186 ÷ 5,163,346 shares)[1]	$10.04
Class C ($2,391,851 ÷ 237,200 shares)[1]	$10.08
Class I ($46,381,653 ÷ 4,627,261 shares)	$10.02
Class R6 ($65,121,243 ÷ 6,508,424 shares)	$10.01
Class NAV ($69,791,011 ÷ 6,966,492 shares)	$10.02
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.57

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Dividends	$3,231,938
Securities lending	57,516
Interest	10,683
Less foreign taxes withheld	(273,907)
Total investment income	3,026,230
Expenses
Investment management fees	1,252,748
Distribution and service fees	95,992
Accounting and legal services fees	24,376
Transfer agent fees	83,832
Trustees' fees	2,333
Custodian fees	170,750
State registration fees	36,969
Printing and postage	40,673
Professional fees	43,976
Other	18,895
Total expenses	1,770,544
Less expense reductions	(11,216)
Net expenses	1,759,328
Net investment income	1,266,902
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,452,558
Affiliated investments	(235)
Futures contracts	70,671
7,522,994
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(2,963,295)
Affiliated investments	943
(2,962,352)
Net realized and unrealized gain	4,560,642
Increase in net assets from operations	$5,827,544
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$1,266,902	$7,334,194
Net realized gain	7,522,994	146,864,211
Change in net unrealized appreciation (depreciation)	(2,962,352)	(194,621,816)
Increase (decrease) in net assets resulting from operations	5,827,544	(40,423,411)
Distributions to shareholders
From earnings
Class A	(1,111,757)	(653,465)
Class C	(35,459)	(13,423)
Class I	(1,705,378)	(1,003,824)
Class R6	(1,624,479)	(1,181,979)
Class NAV	(1,821,714)	(15,176,807)
Total distributions	(6,298,787)	(18,029,498)
From fund share transactions	(15,351,303)	(847,219,706)
Total decrease	(15,822,546)	(905,672,615)
Net assets
Beginning of period	251,360,490	1,157,033,105
End of period	$235,537,944	$251,360,490
16	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.10	$11.13	$11.51	$9.59	$8.64	$11.32
Net investment income[2]	0.04 [3]	0.14	0.13	0.03	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.12	(1.04)	(0.39)	2.03	0.99	(2.68)
Total from investment operations	0.16	(0.90)	(0.26)	2.06	1.08	(2.58)
Less distributions
From net investment income	(0.22)	(0.13)	(0.12)	(0.14)	(0.13)	(0.10)
Net asset value, end of period	$10.04	$10.10	$11.13	$11.51	$9.59	$8.64
Total return (%)[4,5]	1.36 [6]	(8.06)	(2.34)	21.89	12.71	(22.90)
Ratios and supplemental data
Net assets, end of period (in millions)	$52	$52	$55	$51	$316	$401
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60 [7]	1.51	1.45	1.50	1.47	1.49
Expenses including reductions	1.60 [7]	1.50	1.44	1.49	1.46	1.48
Net investment income	0.66 [3,7]	1.38	1.09	0.29	1.09	1.02
Portfolio turnover (%)	9	13	11	14	6	14 [8]

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	17

CLASS C SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.11	$11.13	$11.52	$9.60	$8.64	$11.32
Net investment income[2]	— [3,4]	0.06	0.04	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	0.12	(1.03)	(0.39)	1.96	0.96	(2.72)
Total from investment operations	0.12	(0.97)	(0.35)	2.00	1.02	(2.67)
Less distributions
From net investment income	(0.15)	(0.05)	(0.04)	(0.08)	(0.06)	(0.01)
Net asset value, end of period	$10.08	$10.11	$11.13	$11.52	$9.60	$8.64
Total return (%)[5,6]	1.00 [7]	(8.71)	(3.04)	21.03	11.92	(23.57)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$3	$3	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.30 [8]	2.21	2.15	2.22	2.17	3.23
Expenses including reductions	2.30 [8]	2.20	2.14	2.21	2.16	2.35
Net investment income (loss)	(0.02) [3,8]	0.65	0.36	0.37	0.71	0.49
Portfolio turnover (%)	9	13	11	14	6	14 [9]

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Excludes merger activity.
18	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.10	$11.12	$11.50	$9.58	$8.64	$11.32
Net investment income[2]	0.05 [3]	0.17	0.15	0.18	0.13	0.10
Net realized and unrealized gain (loss) on investments	0.12	(1.03)	(0.38)	1.91	0.97	(2.65)
Total from investment operations	0.17	(0.86)	(0.23)	2.09	1.10	(2.55)
Less distributions
From net investment income	(0.25)	(0.16)	(0.15)	(0.17)	(0.16)	(0.13)
Net asset value, end of period	$10.02	$10.10	$11.12	$11.50	$9.58	$8.64
Total return (%)[4]	1.44 [5]	(7.72)	(2.07)	22.29	13.00	(22.68)
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$68	$64	$92	$21	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30 [6]	1.22	1.15	1.21	1.16	1.20
Expenses including reductions	1.30 [6]	1.21	1.14	1.20	1.15	1.19
Net investment income	0.96 [3,6]	1.69	1.29	1.73	1.56	1.00
Portfolio turnover (%)	9	13	11	14	6	14 [7]

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	19

CLASS R6 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.09	$11.11	$11.49	$9.58	$8.64	$11.32
Net investment income[2]	0.06 [3]	0.17	0.20	0.39	0.14	0.13
Net realized and unrealized gain (loss) on investments	0.12	(1.01)	(0.42)	1.70	0.97	(2.66)
Total from investment operations	0.18	(0.84)	(0.22)	2.09	1.11	(2.53)
Less distributions
From net investment income	(0.26)	(0.18)	(0.16)	(0.18)	(0.17)	(0.15)
Net asset value, end of period	$10.01	$10.09	$11.11	$11.49	$9.58	$8.64
Total return (%)[4]	1.55 [5]	(7.56)	(1.99)	22.31	13.16	(22.54)
Ratios and supplemental data
Net assets, end of period (in millions)	$65	$60	$72	$11	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19 [7]	1.11	1.05	1.11	1.06	6.52
Expenses including reductions	1.19 [7]	1.10	1.04	1.11	1.04	1.06
Net investment income	1.05 [3,7]	1.71	1.67	3.53	1.58	1.32
Portfolio turnover (%)	9	13	11	14	6	14 [8]

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
20	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.10	$11.13	$11.51	$9.59	$8.65	$11.34
Net investment income[2]	0.06 [3]	0.10	0.17	0.15	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.12	(0.95)	(0.39)	1.95	0.98	(2.67)
Total from investment operations	0.18	(0.85)	(0.22)	2.10	1.11	(2.54)
Less distributions
From net investment income	(0.26)	(0.18)	(0.16)	(0.18)	(0.17)	(0.15)
Net asset value, end of period	$10.02	$10.10	$11.13	$11.51	$9.59	$8.65
Total return (%)[4]	1.56 [5]	(7.63)	(1.97)	22.40	13.14	(22.59)
Ratios and supplemental data
Net assets, end of period (in millions)	$70	$68	$962	$979	$985	$1,600
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18 [6]	1.10	1.04	1.10	1.05	1.06
Expenses including reductions	1.17 [6]	1.09	1.03	1.09	1.04	1.04
Net investment income	1.07 [3,6]	0.93	1.46	1.45	1.51	1.31
Portfolio turnover (%)	9	13	11	14	6	14 [7]

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
22	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$46,243	—	$46,243	—
Belgium	34,624	—	34,624	—
Brazil	14,110,642	$14,110,642	—	—
Canada	68,752	68,752	—	—
Chile	2,114,991	149,721	1,965,270	—
China	50,556,429	8,437,732	41,987,942	$130,755
Colombia	837,219	837,219	—	—
Czech Republic	355,050	—	355,050	—
Egypt	226,344	—	226,344	—
Greece	629,682	—	618,659	11,023
Hong Kong	13,144,220	3,036,367	9,930,250	177,603
Hungary	699,535	—	699,535	—
India	28,268,154	73,747	28,160,736	33,671
Indonesia	5,200,195	47,263	5,050,603	102,329
Malaysia	5,507,938	—	5,507,938	—
Malta	29,710	—	29,710	—
Mexico	7,868,251	7,842,889	—	25,362
Netherlands	48,694	48,694	—	—
Peru	414,732	414,732	—	—
Philippines	3,048,197	—	3,046,805	1,392
Poland	2,251,716	—	2,251,716	—
Romania	133,588	—	133,588	—
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	23

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Russia	$3,371,292	$890,892	$2,480,400	—
South Africa	11,507,626	909,129	10,598,497	—
South Korea	31,868,212	223,921	31,568,637	$75,654
Spain	43,848	—	43,848	—
Taiwan	37,519,846	537,234	36,982,612	—
Thailand	6,341,321	—	6,320,846	20,475
Turkey	1,866,505	—	1,865,673	832
Ukraine	76,178	—	76,178	—
United States	120,006	—	120,006	—
Preferred securities
Brazil	4,787,993	4,787,993	—	—
Chile	142,945	—	142,945	—
Colombia	176,556	176,556	—	—
Panama	27,567	27,567	—	—
South Korea	1,158	—	1,158	—
Investment companies	165,712	—	165,712	—
Rights	1,375	—	1,375	—
Warrants	509	509	—	—
Short-term investments	5,393,448	5,393,448	—	—
Total investments in securities	$239,007,003	$48,015,007	$190,412,900	$579,096
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives
24	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2020, the fund loaned securities valued at $5,312,573 and received $5,410,694 of cash collateral.
In addition, non-cash collateral of approximately $704,306 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund's net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2020 were $1,713.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	25

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $30,286,390 and a long-term capital loss carryforward of $19,314,079 available to offset future net realized capital gains.These carryforwards do not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and
26	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 29, 2020, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging up to $37.7 million, as measured at each quarter end. There were no open futures contracts as of February 29, 2020.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$70,671
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.970% of the first $100 million of the fund’s aggregate net assets and (b) 0.920% of the fund’s aggregate net assets in excess of $100 million. Aggregate net assets include the net assets of the fund and Emerging Markets Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	27

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,309
Class C	114
Class I	3,036
Class	Expense reduction
Class R6	$2,706
Class NAV	3,051
Total	$11,216

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.92% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $42,718 for the six months ended February 29, 2020. Of this amount, $7,184 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $35,534 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, CDSCs received by the Distributor amounted to $1,107 and $130 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for
28	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$82,757	$33,937
Class C	13,235	1,629
Class I	—	43,885
Class R6	—	4,381
Total	$95,992	$83,832
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$5,056,517	1	1.570%	($221)
Lender	$578,192	1	1.825%	$29
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	509,358	$5,500,978	1,225,354	$12,920,186
Distributions reinvested	98,738	1,102,896	65,069	648,085
Repurchased	(580,828)	(6,258,776)	(1,138,267)	(11,961,482)
Net increase	27,268	$345,098	152,156	$1,606,789
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	29

	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class C shares
Sold	12,863	$138,882	45,782	$478,644
Distributions reinvested	3,145	35,354	1,334	13,367
Repurchased	(37,434)	(401,027)	(77,493)	(810,102)
Net decrease	(21,426)	$(226,791)	(30,377)	$(318,091)
Class I shares
Sold	929,401	$10,075,357	4,139,784	$43,172,100
Distributions reinvested	152,929	1,705,160	100,857	1,001,512
Repurchased	(3,222,400)	(35,287,856)	(3,209,898)	(33,395,389)
Net increase (decrease)	(2,140,070)	$(23,507,339)	1,030,743	$10,778,223
Class R6 shares
Sold	1,133,576	$12,227,802	2,221,125	$23,269,091
Distributions reinvested	145,955	1,624,479	119,270	1,181,968
Repurchased	(764,832)	(8,229,443)	(2,845,731)	(30,002,460)
Net increase (decrease)	514,699	$5,622,838	(505,336)	$(5,551,401)
Class NAV shares
Sold	633,722	$6,865,702	3,881,005	$39,967,252
Distributions reinvested	163,529	1,821,714	1,528,379	15,176,807
Repurchased	(571,890)	(6,272,525)	(85,118,668)	(908,879,285)
Net increase (decrease)	225,361	$2,414,891	(79,709,284)	$(853,735,226)
Total net decrease	(1,394,168)	$(15,351,303)	(79,062,098)	$(847,219,706)
Affiliates of the fund owned 21% of shares of Class NAV on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $24,028,281 and $41,771,755, respectively, for the six months ended February 29, 2020.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
30	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	538,865	$7,481,658	$12,558,947	$(14,647,865)	$(235)	$943	$57,516	—	$5,393,448

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	31

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Dimensional Fund Advisors LP

Portfolio Managers

William B. Collins-Dean, CFA
Jed S. Fogdall
Mary T. Phillips, CFA
Bhanu P. Singh

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105605	368SA 2/20 4/2020

John Hancock

Emerging Markets Debt Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent the markets skidding during the last week of the period. Prior to the turbulence that ended the period, the investment-grade corporate and high-yield segments of the market had strong gains. Fixed-income investors benefited from a combination of declining interest rates, low inflation, and accommodative central bank policy.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered interest rates and lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
19	Financial statements
22	Financial highlights
28	Notes to financial statements
40	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 2/29/2020 (%)

QUALITY COMPOSITION AS OF 2/29/2020 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       3

TOP 10 ISSUERS AS OF 2/29/2020 (%)

Pertamina Persero PT	4.6
Republic of Indonesia	3.3
Republic of Argentina	2.8
Republic of Turkey	2.8
Federative Republic of Brazil	2.7
Kingdom of Saudi Arabia	2.3
Petroleos Mexicanos	2.2
State of Qatar	2.2
Petrobras Global Finance BV	2.0
Mexico City Airport Trust	1.9
TOTAL	26.8
As a percentage of net assets.
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 2/29/2020 (%)

Mexico	10.1
Indonesia	9.4
Brazil	7.0
Turkey	4.5
Netherlands	4.0
Argentina	3.6
Peru	3.4
Colombia	3.3
Luxembourg	2.6
Russia	2.5
TOTAL	50.4
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-29-20	as of 2-29-20
Class A	5.02	4.49	5.04	0.41	24.53	63.48	3.96	3.95
Class C3	7.53	4.54	5.03	3.14	24.83	63.37	3.42	3.42
Class I4	9.59	5.65	5.83	4.65	31.60	76.29	4.43	4.43
Class R2[3,4]	9.47	5.46	5.53	4.64	30.42	71.33	4.20	4.19
Class R6[3,4]	9.69	5.75	5.68	4.71	32.25	73.73	4.55	4.54
Class NAV[3,4]	9.74	5.77	5.78	4.72	32.40	75.34	4.56	4.55
Index†	9.89	5.74	6.48	2.65	32.20	87.37	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.19	1.89	0.89	1.28	0.78	0.77
Net (%)	1.18	1.88	0.88	1.27	0.77	0.76

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the J.P. Morgan EMBI Global Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Debt Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the J.P. Morgan EMBI Global Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3,5	2-28-10	16,337	16,337	18,737
Class I4	2-28-10	17,629	17,629	18,737
Class R2[3,4]	2-28-10	17,133	17,133	18,737
Class R6[3,4]	2-28-10	17,373	17,373	18,737
Class NAV[3,4]	2-28-10	17,534	17,534	18,737

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 1-4-10.
3	Class C shares were first offered on 8-28-14; Class R2, and R6 shares were first offered on 3-27-15; Class NAV shares were first offered on 6-20-13. Returns prior to these dates are those of Class A shares (first offered on 1-4-10) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,046.10	$6.00	1.18%
	Hypothetical example	1,000.00	1,019.00	5.92	1.18%
Class C	Actual expenses/actual returns	1,000.00	1,041.40	9.54	1.88%
	Hypothetical example	1,000.00	1,015.50	9.42	1.88%
Class I	Actual expenses/actual returns	1,000.00	1,046.50	4.48	0.88%
	Hypothetical example	1,000.00	1,020.50	4.42	0.88%
Class R2	Actual expenses/actual returns	1,000.00	1,046.40	5.65	1.11%
	Hypothetical example	1,000.00	1,019.30	5.57	1.11%
Class R6	Actual expenses/actual returns	1,000.00	1,047.10	3.92	0.77%
	Hypothetical example	1,000.00	1,021.00	3.87	0.77%
Class NAV	Actual expenses/actual returns	1,000.00	1,047.20	3.87	0.76%
	Hypothetical example	1,000.00	1,021.10	3.82	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 40.9%					$425,786,806
(Cost $438,106,827)
Angola 1.0%					9,887,678
Republic of Angola
Bond (A)	9.125	11-26-49		3,000,000	2,960,508
Bond (A)	9.500	11-12-25		6,200,000	6,927,170
Argentina 3.3%					34,583,134
Provincia de Buenos Aires
Bond (A)	7.875	06-15-27		3,850,000	1,463,000
Bond (A)	9.950	06-09-21		5,600,000	2,464,000
Provincia de Rio Negro Bond (A)	7.750	12-07-25		2,300,000	1,035,000
Republic of Argentina
Bond	4.625	01-11-23		5,500,000	2,365,055
Bond	6.875	01-26-27		11,840,000	5,002,518
Bond	7.625	04-22-46		20,390,000	8,186,789
Bond	8.280	12-31-33		26,540,579	14,066,772
Bahrain 0.6%					6,175,102
Kingdom of Bahrain
Bond (A)	6.125	08-01-23		2,000,000	2,185,557
Bond (A)	7.000	10-12-28		3,450,000	3,989,545
Brazil 2.8%					28,641,413
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	5,057,918
Note	10.000	01-01-27	BRL	88,000,000	23,583,495
China 1.1%					11,128,917
The Export-Import Bank of China Bond	2.875	04-26-26		10,400,000	11,128,917
Colombia 1.6%					16,189,070
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,857,320
Bond	5.000	06-15-45		6,900,000	8,331,750
Costa Rica 0.1%					997,500
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	997,500
Croatia 0.6%					6,213,032
Republic of Croatia Bond	5.500	04-04-23		5,650,000	6,213,032
Dominican Republic 1.5%					15,600,731
Government of Dominican Republic
Bond	5.875	04-18-24		5,500,000	5,912,555
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic (continued)
Bond (A)	5.875	01-30-60		4,100,000	$4,048,750
Bond (A)	5.950	01-25-27		1,500,000	1,640,640
Bond	5.950	01-25-27		900,000	984,384
Bond (A)	6.875	01-29-26		2,650,000	3,014,402
Egypt 1.8%					18,570,428
Arab Republic of Egypt
Bond (A)	5.875	06-11-25		3,000,000	3,148,457
Bond (A)	7.500	01-31-27		3,700,000	4,116,971
Bond (A)	7.903	02-21-48		9,200,000	9,286,250
Bond	7.903	02-21-48		2,000,000	2,018,750
Ghana 0.8%					7,932,629
Republic of Ghana
Bond	7.625	05-16-29		3,275,000	3,309,440
Bond (A)	7.875	02-11-35		1,200,000	1,182,600
Bond	8.125	01-18-26		3,150,000	3,440,589
Honduras 0.1%					1,169,448
Republic of Honduras Bond (A)	6.250	01-19-27		1,050,000	1,169,448
Hungary 1.8%					18,878,526
Republic of Hungary
Bond	5.375	02-21-23		4,700,000	5,151,662
Bond	5.375	03-25-24		12,100,000	13,726,864
Indonesia 3.3%					34,631,621
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	7,111,193
Bond	4.750	01-08-26		2,250,000	2,519,714
Bond (A)	5.375	10-17-23		2,851,000	3,180,253
Bond	5.875	01-15-24		1,100,000	1,246,376
Bond	6.625	05-15-33	IDR	201,923,000,000	13,073,783
Bond	6.625	02-17-37		2,421,000	3,407,922
Bond	8.375	03-15-34	IDR	54,619,000,000	4,092,380
Iraq 1.0%					10,764,941
Republic of Iraq
Bond	5.800	01-15-28		10,078,000	9,574,100
Bond (A)	6.752	03-09-23		1,200,000	1,190,841
Kazakhstan 0.3%					3,555,985
Republic of Kazakhstan Bond (A)	5.125	07-21-25		3,100,000	3,555,985
Kenya 0.6%					6,548,234
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	3,243,414
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Kenya (continued)
Bond (A)	8.250	02-28-48		3,100,000	$3,304,820
Mexico 0.9%					9,040,102
Government of Mexico
Bond	4.600	01-23-46		8,000,000	9,040,080
Bond	7.750	05-29-31	MXN	400	22
Namibia 0.3%					3,494,286
Republic of Namibia Bond (A)	5.250	10-29-25		3,400,000	3,494,286
Nigeria 1.1%					11,397,125
Federal Republic of Nigeria
Bond	7.625	11-28-47		2,550,000	2,370,138
Bond (A)	7.696	02-23-38		2,600,000	2,495,996
Bond (A)	7.875	02-16-32		2,000,000	2,009,536
Bond	7.875	02-16-32		4,500,000	4,521,455
Oman 1.6%					16,807,909
Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	5,978,117
Bond	6.750	01-17-48		11,500,000	10,829,792
Pakistan 0.4%					4,204,404
Republic of Pakistan Bond (A)	6.875	12-05-27		4,000,000	4,204,404
Panama 0.6%					5,859,978
Republic of Panama
Bond	6.700	01-26-36		3,050,000	4,418,718
Bond	8.875	09-30-27		1,000,000	1,441,260
Philippines 1.2%					12,921,966
Republic of Philippines
Bond	3.950	01-20-40		8,600,000	10,413,515
Bond	5.500	03-30-26		2,100,000	2,508,451
Poland 0.4%					4,531,139
Republic of Poland Bond	3.250	04-06-26		4,190,000	4,531,139
Qatar 2.2%					23,136,596
State of Qatar
Bond	4.500	04-23-28		4,100,000	4,745,812
Bond (A)	4.817	03-14-49		10,000,000	12,755,760
Bond (A)	5.103	04-23-48		4,250,000	5,635,024
Saudi Arabia 2.3%					23,913,963
Kingdom of Saudi Arabia Bond (A)	5.250	01-16-50		18,650,000	23,913,963
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	11

	Rate (%)	Maturity date		Par value^	Value
Senegal 0.3%					$3,252,987
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,678,961
Bond	6.250	05-23-33		1,500,000	1,574,026
South Africa 1.8%					18,521,059
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	3,258,901
Bond	8.000	01-31-30	ZAR	256,173,733	15,262,158
Sri Lanka 0.7%					6,844,258
Republic of Sri Lanka Bond	6.750	04-18-28		7,500,000	6,844,258
Turkey 4.0%					41,604,604
Export Credit Bank of Turkey Bond (A)	5.000	09-23-21		12,050,000	12,100,609
Republic of Turkey
Bond	4.250	04-14-26		18,500,000	16,914,482
Bond	6.000	01-14-41		9,650,000	8,607,913
Bond	6.250	09-26-22		3,860,000	3,981,600
Uzbekistan 0.4%					4,404,768
Republic of Uzbekistan Bond (A)	5.375	02-20-29		4,000,000	4,404,768
Vietnam 0.4%					4,383,273
Socialist Republic of Vietnam Bond	4.800	11-19-24		4,000,000	4,383,273

Corporate bonds 53.0%					$552,296,886
(Cost $512,664,733)
Argentina 0.3%					2,606,458
Telecom Argentina SA (A)	8.000	07-18-26		2,830,000	2,606,458
Austria 1.2%					12,956,150
JBS Investments II GmbH (A)	5.750	01-15-28		4,170,000	4,357,650
JBS Investments II GmbH (A)	7.000	01-15-26		3,800,000	4,056,500
Klabin Austria GmbH (A)	7.000	04-03-49		4,000,000	4,542,000
Azerbaijan 0.7%					7,134,319
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		6,800,000	7,134,319
Brazil 3.6%					37,177,933
Banco BTG Pactual SA	5.750	09-28-22		4,200,000	4,378,500
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (B)	6.250	04-15-24		3,340,000	3,328,310
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		6,900,000	6,900,000
Odebrecht Finance, Ltd. (C)	5.250	06-27-29		2,200,000	110,000
12	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Brazil (continued)
Odebrecht Finance, Ltd. (A)(B)(C)	7.500	03-30-20	2,540,000	$114,325
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	405,887	401,828
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26	1,801,634	386,450
Odebrecht Oil & Gas Finance, Ltd. (A)(B)	0.000	03-30-20	253,378	1,774
Petrobras Global Finance BV	6.850	06-05-15	11,300,000	13,376,375
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	8,180,371
Cayman Islands 2.3%				24,333,153
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27	7,300,000	7,919,009
Latam Finance, Ltd. (A)	7.000	03-01-26	5,350,000	5,350,000
Three Gorges Finance I Cayman Islands, Ltd.	3.150	06-02-26	10,400,000	11,064,144
Chile 1.7%				18,231,724
Colbun SA	3.950	10-11-27	4,000,000	4,245,040
Empresa Electrica Angamos SA (A)	4.875	05-25-29	6,195,000	6,452,154
Enel Americas SA	4.000	10-25-26	4,000,000	4,296,000
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	3,238,530
Colombia 1.7%				17,589,605
Ecopetrol SA	5.875	05-28-45	9,700,000	11,583,740
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,392,115
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	3,613,750
Costa Rica 1.2%				12,223,675
Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,616,175
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	9,607,500
Dominican Republic 0.6%				6,537,200
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	1,750,000	1,939,000
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,598,200
Guatemala 0.6%				6,112,560
Comunicaciones Celulares SA	6.875	02-06-24	6,000,000	6,112,560
Hong Kong 0.3%				3,347,702
CNAC HK Finbridge Company, Ltd.	4.875	03-14-25	3,000,000	3,347,702
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	13

	Rate (%)	Maturity date	Par value^	Value
India 1.7%				$17,400,270
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,758,482
Shriram Transport Finance Company, Ltd. (A)	5.100	07-16-23	4,000,000	4,024,758
Vedanta Resources, Ltd. (A)	6.375	07-30-22	2,990,000	2,849,470
Vedanta Resources, Ltd.	7.125	05-31-23	3,020,000	2,870,510
Vedanta Resources, Ltd. (A)	7.125	05-31-23	4,100,000	3,897,050
Indonesia 6.1%				63,717,791
Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24	2,000,000	1,972,473
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24	4,000,000	3,944,947
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24	9,100,000	9,896,250
Pertamina Persero PT (A)	4.150	02-25-60	1,000,000	976,650
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	7,606,032
Pertamina Persero PT	6.000	05-03-42	8,200,000	10,192,639
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	17,774,968
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	11,353,832
Ireland 0.0%				208,262
Sibur Securities DAC (A)	4.125	10-05-23	200,000	208,262
Israel 1.1%				11,239,884
Israel Electric Corp., Ltd. (A)	5.000	11-12-24	6,000,000	6,675,000
Israel Electric Corp., Ltd. (A)	6.875	06-21-23	4,000,000	4,564,884
Luxembourg 2.6%				27,266,998
Hidrovias International Finance SARL (A)	5.950	01-24-25	2,800,000	2,870,000
Kenbourne Invest SA (A)	6.875	11-26-24	4,000,000	4,080,000
Klabin Finance SA (A)	4.875	09-19-27	5,800,000	6,082,808
Millicom International Cellular SA (A)	5.125	01-15-28	5,800,000	5,974,000
Millicom International Cellular SA (A)	6.625	10-15-26	500,000	535,150
Rede D'or Finance Sarl (A)	4.500	01-22-30	7,915,000	7,725,040
Mauritius 0.9%				9,620,793
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	5,950,000	6,212,621
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	3,408,172
Mexico 9.3%				96,590,643
Alpek SAB de CV (A)	4.250	09-18-29	2,000,000	2,087,500
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(B)	7.500	06-27-29	2,200,000	2,486,022
14	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Credito Real SAB de CV (A)	9.500	02-07-26	10,000,000	$11,300,000
Cydsa SAB de CV	6.250	10-04-27	943,000	933,570
Cydsa SAB de CV (A)	6.250	10-04-27	7,600,000	7,524,000
Industrias Penoles SAB de CV (A)	5.650	09-12-49	5,600,000	6,104,000
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48	2,800,000	2,838,500
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	7,793,670
Mexico City Airport Trust	5.500	07-31-47	4,000,000	4,365,000
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	7,529,625
Petroleos Mexicanos	6.625	06-15-35	10,880,000	10,885,440
Petroleos Mexicanos (A)	7.690	01-23-50	12,000,000	12,492,000
Trust F/1401 (A)	6.950	01-30-44	6,600,000	8,291,316
Unifin Financiera SAB de CV (A)	8.375	01-27-28	11,500,000	11,960,000
Mongolia 0.3%				3,559,368
Mongolian Mining Corp. (A)	9.250	04-15-24	4,000,000	3,559,368
Netherlands 4.7%				49,090,875
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	10,913,063
GTH Finance BV (A)	7.250	04-26-23	1,800,000	2,005,056
GTH Finance BV	7.250	04-26-23	5,392,000	6,006,257
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42	4,600,000	6,394,000
Listrindo Capital BV (A)	4.950	09-14-26	7,750,000	7,963,125
Petrobras Global Finance BV (A)	5.093	01-15-30	7,122,000	7,620,540
Prosus NV (A)	4.850	07-06-27	3,200,000	3,543,164
VEON Holdings BV (A)	4.950	06-16-24	4,350,000	4,645,670
Panama 0.5%				5,036,425
Banco General SA (A)	4.125	08-07-27	4,750,000	5,036,425
Paraguay 0.3%				2,612,500
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,612,500
Peru 3.4%				35,083,440
ABY Transmision Sur SA (A)	6.875	04-30-43	6,121,875	8,142,096
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,515,073
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	3,139,291
Petroleos del Peru SA (A)	5.625	06-19-47	6,180,000	7,470,075
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22	9,990,000	10,134,855
Volcan Cia Minera SAA	5.375	02-02-22	3,603,000	3,682,050
Russia 2.5%				25,990,563
Gazprom Neft OAO	6.000	11-27-23	3,700,000	4,116,070
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	15

	Rate (%)	Maturity date	Par value^	Value
Russia (continued)
Mobile Telesystems OJSC	5.000	05-30-23	5,700,000	$6,056,593
Rosneft Oil Company (A)	4.199	03-06-22	4,100,000	4,171,898
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	4,243,381
Severstal OAO (A)	3.850	08-27-21	2,500,000	2,545,674
Severstal OAO	5.900	10-17-22	4,510,000	4,856,947
Singapore 2.0%				20,404,771
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	6,921,360	8,288,329
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	6,800,000	6,175,192
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	6,100,000	5,941,250
Thailand 0.8%				7,865,207
GC Treasury Center Company, Ltd. (A)	4.250	09-19-22	1,400,000	1,476,076
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,913,745
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	2,475,386
Togo 0.4%				4,555,649
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,555,649
Turkey 0.5%				5,553,649
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	5,500,000	5,553,649
United Arab Emirates 0.2%				2,053,276
ADES International Holding PLC (A)	8.625	04-24-24	2,000,000	2,053,276
United Kingdom 0.2%				2,074,720
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	2,050,000	2,074,720
United States 0.3%				3,220,067
CNOOC Finance 2015 USA LLC	3.500	05-05-25	3,000,000	3,220,067
Virgin Islands, British 1.0%				10,901,256
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	10,000,000	10,901,256

	Shares	Value
Common stocks 0.0%		$342,215
(Cost $5,909,631)
Colombia 0.0%		342,215
Frontera Energy Corp.	62,290	342,215

16	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.4%				$56,176,004
(Cost $56,175,132)
U.S. Government Agency 2.1%				21,843,000
Federal Agricultural Mortgage Corp. Discount Note	1.390	03-02-20	4,287,000	4,287,000
Federal Home Loan Bank Discount Note	1.320	03-02-20	17,556,000	17,556,000

	Yield (%)	Shares	Value
Short-term funds 0.1%			764,004
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.4286(D)	764,004	764,004

	Par value^	Value
Repurchase agreement 3.2%		33,569,000
Barclays Tri-Party Repurchase Agreement dated 2-28-20 at 1.570% to be repurchased at $33,573,392 on 3-2-20, collateralized by $32,787,100 U.S. Treasury Notes, 1.875% due 6-30-26 (valued at $34,244,885)	33,569,000	33,569,000

Total investments (Cost $1,012,856,323) 99.3%	$1,034,601,911
Other assets and liabilities, net 0.7%	7,729,132
Total net assets 100.0%	$1,042,331,043

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
IDR	Indonesian Rupiah
MXN	Mexican Peso
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $517,812,362 or 49.7% of the fund's net assets as of 2-29-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	17

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
COP	31,005,000,000	USD	9,134,297	GSI	3/18/2020	—	$(330,241)
EUR	6,753,000	USD	7,570,399	SSB	3/18/2020	—	(108,225)
						—	$(438,466)

Derivatives Currency Abbreviations
COP	Colombian Peso
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $1,018,667,890. Net unrealized appreciation aggregated to $15,495,555, of which $71,545,562 related to gross unrealized appreciation and $56,050,007 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
18	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,012,856,323)	$1,034,601,911
Cash	826,198
Foreign currency, at value (Cost $12,892)	12,898
Collateral segregated at custodian for OTC derivative contracts	270,391
Dividends and interest receivable	13,056,298
Other assets	67,365
Total assets	1,048,835,061
Liabilities
Unrealized depreciation on forward foreign currency contracts	438,466
Distributions payable	296
Payable for fund shares repurchased	5,930,032
Payable to affiliates
Accounting and legal services fees	26,851
Transfer agent fees	1,727
Trustees' fees	1,847
Other liabilities and accrued expenses	104,799
Total liabilities	6,504,018
Net assets	$1,042,331,043
Net assets consist of
Paid-in capital	$1,055,199,974
Total distributable earnings (loss)	(12,868,931)
Net assets	$1,042,331,043

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,788,944 ÷ 292,455 shares)[1]	$9.54
Class C ($706,569 ÷ 74,180 shares)[1]	$9.53
Class I ($14,605,831 ÷ 1,530,630 shares)	$9.54
Class R2 ($161,389 ÷ 16,935 shares)	$9.53
Class R6 ($3,189,374 ÷ 334,527 shares)	$9.53
Class NAV ($1,020,878,936 ÷ 107,103,962 shares)	$9.53
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.94

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	19

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Interest	$30,997,027
Dividends	19,444
Less foreign taxes withheld	(53,214)
Total investment income	30,963,257
Expenses
Investment management fees	3,784,983
Distribution and service fees	7,398
Accounting and legal services fees	98,160
Transfer agent fees	11,147
Trustees' fees	9,863
Custodian fees	134,600
State registration fees	41,938
Printing and postage	15,288
Professional fees	55,623
Other	19,116
Total expenses	4,178,116
Less expense reductions	(41,079)
Net expenses	4,137,037
Net investment income	26,826,220
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(164,945)
Futures contracts	118,821
Forward foreign currency contracts	(173,474)
(219,598)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	24,468,009
Forward foreign currency contracts	(140,627)
24,327,382
Net realized and unrealized gain	24,107,784
Increase in net assets from operations	$50,934,004
20	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$26,826,220	$51,586,427
Net realized loss	(219,598)	(766,644)
Change in net unrealized appreciation (depreciation)	24,327,382	54,314,492
Increase in net assets resulting from operations	50,934,004	105,134,275
Distributions to shareholders
From earnings
Class A	(60,831)	(108,051)
Class C	(12,324)	(24,999)
Class I	(353,332)	(672,391)
Class R2	(3,198)	(3,437)
Class R4[1]	(454)	(2,357)
Class R6	(81,673)	(88,695)
Class NAV	(26,660,484)	(51,081,161)
Total distributions	(27,172,296)	(51,981,091)
From fund share transactions	(71,778,026)	178,526,658
Total increase (decrease)	(48,016,318)	231,679,842
Net assets
Beginning of period	1,090,347,361	858,667,519
End of period	$1,042,331,043	$1,090,347,361

[1]	Class R4 shares were fully redeemed on 10-29-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	21

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$9.33	$8.86	$9.87	$9.69	$8.82	$10.14
Net investment income[2]	0.21	0.43	0.41	0.46	0.49	0.43
Net realized and unrealized gain (loss) on investments	0.22	0.48	(0.96)	0.23	0.85	(1.28)
Total from investment operations	0.43	0.91	(0.55)	0.69	1.34	(0.85)
Less distributions
From net investment income	(0.22)	(0.44)	(0.46)	(0.51)	(0.47)	(0.44)
From tax return of capital	—	—	—	—	—	(0.03)
Total distributions	(0.22)	(0.44)	(0.46)	(0.51)	(0.47)	(0.47)
Net asset value, end of period	$9.54	$9.33	$8.86	$9.87	$9.69	$8.82
Total return (%)[3,4]	4.61 [5]	10.52	(5.75)	7.54	15.80	(8.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$2	$3	$4	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19 [6]	1.19	1.18	1.21	1.24	1.39
Expenses including reductions	1.18 [6]	1.18	1.17	1.20	1.23	1.35
Net investment income	4.54 [6]	4.78	4.34	4.82	5.47	4.53
Portfolio turnover (%)	7	7	23	20	26	27

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
22	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$9.32	$8.85	$9.86	$9.67	$8.81	$10.13
Net investment income[2]	0.18	0.37	0.35	0.39	0.43	0.34
Net realized and unrealized gain (loss) on investments	0.21	0.48	(0.96)	0.25	0.84	(1.28)
Total from investment operations	0.39	0.85	(0.61)	0.64	1.27	(0.94)
Less distributions
From net investment income	(0.18)	(0.38)	(0.40)	(0.45)	(0.41)	(0.35)
From tax return of capital	—	—	—	—	—	(0.03)
Total distributions	(0.18)	(0.38)	(0.40)	(0.45)	(0.41)	(0.38)
Net asset value, end of period	$9.53	$9.32	$8.85	$9.86	$9.67	$8.81
Total return (%)[3,4]	4.14 [5]	9.76	(6.40)	6.68	15.14	(9.47)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89 [7]	1.89	1.88	1.90	1.94	3.59
Expenses including reductions	1.88 [7]	1.88	1.87	1.90	1.93	2.30
Net investment income	3.82 [7]	4.09	3.68	4.05	4.88	3.65
Portfolio turnover (%)	7	7	23	20	26	27

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	23

CLASS I SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$9.34	$8.86	$9.88	$9.70	$8.83	$10.15
Net investment income[2]	0.23	0.46	0.44	0.48	0.53	0.47
Net realized and unrealized gain (loss) on investments	0.20	0.49	(0.97)	0.24	0.84	(1.29)
Total from investment operations	0.43	0.95	(0.53)	0.72	1.37	(0.82)
Less distributions
From net investment income	(0.23)	(0.47)	(0.49)	(0.54)	(0.50)	(0.47)
From tax return of capital	—	—	—	—	—	(0.03)
Total distributions	(0.23)	(0.47)	(0.49)	(0.54)	(0.50)	(0.50)
Net asset value, end of period	$9.54	$9.34	$8.86	$9.88	$9.70	$8.83
Total return (%)[3]	4.65 [4]	10.95	(5.56)	7.87	16.14	(8.23)
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$15	$14	$14	$8	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89 [5]	0.90	0.89	0.89	0.93	0.98
Expenses including reductions	0.88 [5]	0.89	0.88	0.89	0.92	0.97
Net investment income	4.82 [5]	5.06	4.64	5.01	5.97	4.89
Portfolio turnover (%)	7	7	23	20	26	27

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
24	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.32	$8.85	$9.87	$9.69	$8.82	$9.35
Net investment income[3]	0.22	0.44	0.42	0.48	0.51	0.20
Net realized and unrealized gain (loss) on investments	0.21	0.48	(0.97)	0.23	0.85	(0.53)
Total from investment operations	0.43	0.92	(0.55)	0.71	1.36	(0.33)
Less distributions
From net investment income	(0.22)	(0.45)	(0.47)	(0.53)	(0.49)	(0.19)
From tax return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.22)	(0.45)	(0.47)	(0.53)	(0.49)	(0.20)
Net asset value, end of period	$9.53	$9.32	$8.85	$9.87	$9.69	$8.82
Total return (%)[4]	4.64 [5]	10.62	(5.75)	7.70	16.02	(3.60) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12 [7]	1.12	1.08	1.06	1.08	1.06 [7]
Expenses including reductions	1.11 [7]	1.11	1.07	1.06	1.07	1.05 [7]
Net investment income	4.64 [7]	4.85	4.40	5.02	5.78	4.91 [7]
Portfolio turnover (%)	7	7	23	20	26	27 [8]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	25

CLASS R6 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.33	$8.85	$9.87	$9.69	$8.82	$9.35
Net investment income[3]	0.23	0.48	0.46	0.48	0.49	0.21
Net realized and unrealized gain (loss) on investments	0.21	0.47	(0.98)	0.25	0.89	(0.53)
Total from investment operations	0.44	0.95	(0.52)	0.73	1.38	(0.32)
Less distributions
From net investment income	(0.24)	(0.47)	(0.50)	(0.55)	(0.51)	(0.20)
From tax return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.24)	(0.47)	(0.50)	(0.55)	(0.51)	(0.21)
Net asset value, end of period	$9.53	$9.33	$8.85	$9.87	$9.69	$8.82
Total return (%)[4]	4.71 [5]	11.05	(5.48)	7.99	16.33	(3.49) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$1	$1	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78 [7]	0.79	0.79	0.80	0.83	0.81 [7]
Expenses including reductions	0.77 [7]	0.78	0.78	0.79	0.81	0.78 [7]
Net investment income	4.95 [7]	5.22	4.83	5.04	5.37	5.17 [7]
Portfolio turnover (%)	7	7	23	20	26	27 [8]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
26	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$9.33	$8.85	$9.87	$9.69	$8.82	$10.14
Net investment income[2]	0.23	0.47	0.45	0.50	0.54	0.49
Net realized and unrealized gain (loss) on investments	0.21	0.49	(0.97)	0.24	0.84	(1.29)
Total from investment operations	0.44	0.96	(0.52)	0.74	1.38	(0.80)
Less distributions
From net investment income	(0.24)	(0.48)	(0.50)	(0.56)	(0.51)	(0.48)
From tax return of capital	—	—	—	—	—	(0.04)
Total distributions	(0.24)	(0.48)	(0.50)	(0.56)	(0.51)	(0.52)
Net asset value, end of period	$9.53	$9.33	$8.85	$9.87	$9.69	$8.82
Total return (%)[3]	4.72 [4]	11.10	(5.46)	8.00	16.29	(8.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,021	$1,069	$840	$797	$570	$552
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77 [5]	0.77	0.77	0.79	0.81	0.79
Expenses including reductions	0.76 [5]	0.77	0.77	0.78	0.81	0.78
Net investment income	4.95 [5]	5.21	4.79	5.28	6.03	5.17
Portfolio turnover (%)	7	7	23	20	26	27

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	27

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
All Class R4 shares were redeemed on October 29, 2019.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
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Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$425,786,806	—	$425,786,806	—
Corporate bonds	552,296,886	—	552,296,886	—
Common stocks	342,215	$342,215	—	—
Short-term investments	56,176,004	764,004	55,412,000	—
Total investments in securities	$1,034,601,911	$1,106,219	$1,033,495,692	—
Derivatives:
Liabilities
Forward foreign currency contracts	$(438,466)	—	$(438,466)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement
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and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
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based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020 were $2,151.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $8,888,496 and a long-term capital loss carryforward of $19,179,250 available to offset future net realized capital gains.These carryforwards do not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, characterization of distributions and amortization and accretion of debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments,
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including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 29, 2020, the fund used futures contracts to manage duration of the fund
32	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

and manage against anticipated interest rate changes. The fund held futures contracts with USD notional values ranging up to $22.2 million, as measured at each quarter end. There were no open futures contracts as of February 29, 2020.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 29, 2020, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with USD notional values ranging from $16.6 million to $57.5 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 29, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	—	$(438,466)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$118,821	—	$118,821
Currency	—	$(173,474)	(173,474)
Total	$118,821	$(173,474)	$(54,653)
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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(140,627)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets; (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$101
Class	Expense reduction
Class C	$24

34	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Class	Expense reduction
Class I	$547
Class R2	5
Class R4	1
Class	Expense reduction
Class R6	$124
Class NAV	40,267
Total	$41,069
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $10 for Class R4 shares for the period ended February 29, 2020. Class R4 shares were fully redeemed on October 29, 2019.
Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended February 29, 2020, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
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Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,972	$1,628
Class C	3,167	389
Class I	—	8,905
Class R2	235	9
Class R4	24	1
Class R6	—	215
Total	$7,398	$11,147
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	78,050	$738,047	48,224	$443,242
Distributions reinvested	6,392	60,711	11,827	107,470
Repurchased	(40,780)	(387,112)	(94,544)	(845,173)
Net increase (decrease)	43,662	$411,646	(34,493)	$(294,461)
Class C shares
Sold	14,578	$139,564	15,332	$136,399
Distributions reinvested	1,287	12,209	2,710	24,651
Repurchased	(10,001)	(93,941)	(20,050)	(178,455)
Net increase (decrease)	5,864	$57,832	(2,008)	$(17,405)
Class I shares
Sold	204,407	$1,949,786	620,334	$5,732,070
Distributions reinvested	37,192	353,332	73,954	672,353
Repurchased	(277,576)	(2,635,927)	(740,290)	(6,687,510)
Net decrease	(35,977)	$(332,809)	(46,002)	$(283,087)
36	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	7,951	$74,940	2,891	$26,048
Distributions reinvested	178	1,696	64	589
Repurchased	(193)	(1,811)	(616)	(5,488)
Net increase	7,936	$74,825	2,339	$21,149
Class R4 shares[1]
Sold	6,640	$62,085	—	—
Distributions reinvested	3	25	—	—
Repurchased	(11,730)	(110,243)	—	—
Net decrease	(5,087)	$(48,133)	—	—
Class R6 shares
Sold	23,936	$227,911	285,122	$2,627,140
Distributions reinvested	8,599	81,597	9,625	88,583
Repurchased	(44,806)	(428,986)	(52,270)	(468,555)
Net increase (decrease)	(12,271)	$(119,478)	242,477	$2,247,168
Class NAV shares
Sold	688,817	$6,666,836	14,330,207	$127,509,918
Distributions reinvested	2,810,068	26,655,888	5,606,792	51,081,161
Repurchased	(11,031,180)	(105,144,633)	(190,446)	(1,737,785)
Net increase (decrease)	(7,532,295)	$(71,821,909)	19,746,553	$176,853,294
Total net increase (decrease)	(7,528,168)	$(71,778,026)	19,908,866	$178,526,658

[1]	Class R4 shares were fully redeemed on 10-29-19.
Affiliates of the fund owned 30%, 36% and 100% of shares of Class R2, Class R6 and Class NAV on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $72,108,991 and $131,185,686, respectively, for the six months ended February 29, 2020. Purchases and sales of U.S. Treasury obligations aggregated $0 and $17,928,539, respectively, for the six months ended February 29, 2020.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	37

Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2020, funds within the John Hancock group of funds complex held 97.9% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	36.7%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	20.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	14.1%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	12.4%
Note 10—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
38	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Roberto Sanchez-Dahl, CFA
Paolo H. Valle

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105611	358SA 2/20 4/20

John Hancock

Floating Rate Income Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent the markets skidding during the last week of the period. Prior to the turbulence that ended the period, the investment-grade corporate and high-yield segments of the market had strong gains. Fixed-income investors benefited from a combination of declining interest rates, low inflation, and accommodative central bank policy.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered interest rates and lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
33	Financial statements
37	Financial highlights
44	Notes to financial statements
56	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The S&P/LSTA Leveraged Loan Index tracks returns in the leveraged loan market and captures a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 2/29/2020 (%)

SECTOR COMPOSITION AS OF 2/29/2020 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       3

QUALITY COMPOSITION AS OF 2/29/2020 (%)

COUNTRY COMPOSITION AS OF 2/29/2020 (%)

United States	81.9
Luxembourg	5.0
Netherlands	2.3
Canada	2.2
France	2.0
United Kingdom	1.5
Germany	1.3
Other countries	3.8
TOTAL	100.0
As a percentage of total investments.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-29-20	as of 2-29-20
Class A	0.38	2.20	3.54	-1.56	11.52	41.58	4.43	4.25
Class B	-2.82	1.64	3.05	-4.44	8.50	35.03	3.78	3.59
Class C	1.22	2.01	3.08	-0.39	10.48	35.41	3.78	3.59
Class I2	3.19	3.03	4.15	1.08	16.08	50.10	4.78	4.61
Class R6[2,3]	3.31	3.11	4.03	1.01	16.57	48.44	4.90	4.72
Class 1[2]	3.26	3.07	4.21	0.99	16.31	51.06	4.86	4.69
Class NAV[2]	3.31	3.12	4.26	1.01	16.60	51.81	4.90	4.74
Index†	3.47	3.92	4.69	1.42	21.22	58.08	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.16	1.91	1.91	0.91	0.80	0.84	0.79
Net (%)	1.01	1.76	1.76	0.78	0.67	0.71	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P/LSTA Leveraged Loan Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P/LSTA Leveraged Loan Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	2-28-10	13,503	13,503	15,808
Class C4	2-28-10	13,541	13,541	15,808
Class I2	2-28-10	15,010	15,010	15,808
Class R6[2,3]	2-28-10	14,844	14,844	15,808
Class 1[2]	2-28-10	15,106	15,106	15,808
Class NAV[2]	2-28-10	15,181	15,181	15,808

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.

S&P/LSTA Leveraged Loan Index tracks returns in the leveraged loan market and captures a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares were first offered on 9-1-11. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,009.70	$4.90	0.98%
	Hypothetical example	1,000.00	1,020.00	4.92	0.98%
Class B	Actual expenses/actual returns	1,000.00	1,004.70	8.62	1.73%
	Hypothetical example	1,000.00	1,016.30	8.67	1.73%
Class C	Actual expenses/actual returns	1,000.00	1,006.00	8.63	1.73%
	Hypothetical example	1,000.00	1,016.30	8.67	1.73%
Class I	Actual expenses/actual returns	1,000.00	1,010.80	3.75	0.75%
	Hypothetical example	1,000.00	1,021.10	3.77	0.75%
Class R6	Actual expenses/actual returns	1,000.00	1,010.10	3.20	0.64%
	Hypothetical example	1,000.00	1,021.70	3.22	0.64%
Class 1	Actual expenses/actual returns	1,000.00	1,009.90	3.40	0.68%
	Hypothetical example	1,000.00	1,021.50	3.42	0.68%
Class NAV	Actual expenses/actual returns	1,000.00	1,010.10	3.20	0.64%
	Hypothetical example	1,000.00	1,021.70	3.22	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 88.1%					$658,933,913
(Cost $681,952,426)
Communication services 14.3%					107,281,279
Diversified telecommunication services 4.7%
CenturyLink, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	3.853	03-15-27		2,095,173	2,030,578
Cincinnati Bell, Inc., 2017 Term Loan (1 month LIBOR + 3.250%)	4.853	10-02-24		2,847,790	2,837,994
Crown Subsea Communications Holding, Inc., Term Loan B (1 month LIBOR + 6.000%)	7.655	11-02-25		1,663,298	1,657,060
Cyxtera DC Holdings, Inc., Term Loan B (1 month LIBOR + 3.000%)	4.660	05-01-24		2,441,732	2,066,023
Frontier Communications Corp., 2017 Term Loan B1 (1 and 3 month LIBOR + 3.750%)	5.350	06-15-24		6,659,321	6,670,442
Intelsat Jackson Holdings SA, 2017 Term Loan B5	6.625	01-02-24		3,000,000	3,015,000
Iridium Satellite LLC, Term Loan B (1 month LIBOR + 3.750%)	5.353	11-04-26		2,148,253	2,145,567
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	3.353	03-01-27		4,498,066	4,391,237
Masmovil Holdphone SA, 2019 EUR Term Loan B (3 month EURIBOR + 2.625%)	2.625	05-07-26	EUR	3,163,808	3,483,955
Radiate Holdco LLC, 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.603	02-01-24		4,901,638	4,794,439
Telesat LLC, Term Loan B5 (1 month LIBOR + 2.750%)	4.360	12-07-26		1,975,233	1,945,604
Entertainment 0.8%
Technicolor SA, 2017 USD Term Loan B (3 month LIBOR + 2.750%)	4.363	12-06-23		3,654,334	2,777,294
Technicolor SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	12-06-23	EUR	530,772	498,054
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 2.750%)	4.365	05-18-25		2,689,302	2,598,538
Interactive media and services 1.7%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%)	5.860	08-27-26		6,150,136	5,504,372
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.353	09-13-24		5,153,260	5,013,710
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan (2 and 3 month LIBOR + 3.000%)	4.763	11-03-23		642,603	612,324
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Interactive media and services (continued)
WeddingWire, Inc., 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.103	12-19-25		2,045,857	$2,004,940
Media 6.2%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.853	07-23-21		1,692,159	1,632,409
Altice Financing SA, 2017 USD Term Loan B (2 month LIBOR + 2.750%)	4.412	07-15-25		928,186	895,124
Altice Financing SA, USD 2017 1st Lien Term Loan (1 month LIBOR + 2.750%)	4.389	01-31-26		2,346,599	2,257,146
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	4.353	07-31-25		294,798	283,374
Altice France SA, USD Term Loan B12 (1 month LIBOR + 3.688%)	5.346	01-31-26		1,996,831	1,936,926
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.500%)	5.103	08-15-25		1,228,137	1,220,461
Buzz Merger Sub, Ltd., Term Loan B (1 month LIBOR + 2.750%)	4.353	01-22-27		800,437	784,428
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	3.909	07-17-25		2,210,679	2,182,095
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%)	4.159	04-15-27		3,733,112	3,686,448
Cumulus Media New Holdings, Inc., Term Loan B (1 month LIBOR + 3.750%)	5.353	03-31-26		1,287,577	1,258,606
Entercom Media Corp., 2019 Term Loan (1 month LIBOR + 2.500%)	4.103	11-18-24		475,155	468,622
Front Range Bidco, Inc., USD Term Loan (B)	TBD	02-19-27		2,278,105	2,221,973
iHeartCommunications, Inc., 2020 Term Loan (1 week LIBOR + 3.000%)	4.655	05-01-26		1,650,797	1,617,782
Mediaocean LLC, Term Loan B (1 month LIBOR + 4.000%)	5.603	08-18-25		533,303	529,303
Pug LLC, USD Term Loan (B)	TBD	01-29-27		2,582,377	2,414,523
RB Media, Inc., Term Loan B (B)	TBD	08-29-25		947,611	942,873
Research Now Group, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 5.500%)	7.263	12-20-24		2,874,376	2,824,074
Sinclair Television Group, Inc., Term Loan B2B (1 month LIBOR + 2.500%)	4.160	09-30-26		1,021,153	1,000,730
Tele Columbus AG, 2018 EUR Term Loan A2 (6 month EURIBOR + 3.000%)	3.000	10-15-24	EUR	4,884,940	5,153,455
10	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%)	3.659	04-30-28		1,623,217	$1,572,491
Terrier Media Buyer, Inc., Term Loan B (3 month LIBOR + 4.250%)	6.148	12-17-26		1,612,805	1,599,370
Univision Communications, Inc., Term Loan C5 (1 month LIBOR + 2.750%)	4.353	03-15-24		815,000	782,808
UPC Broadband Holding BV, 2020 EUR Term Loan B (B)	TBD	04-30-29	EUR	663,626	724,830
UPC Financing Partnership, 2020 USD Term Loan B (1 month LIBOR + 2.250%)	3.915	04-30-28		1,153,790	1,148,021
WideOpenWest Finance LLC, 2017 Term Loan B (1 month LIBOR + 3.250%)	4.889	08-18-23		2,417,722	2,333,102
Ziggo Financing Partnership, USD Term Loan I (1 month LIBOR + 2.500%)	4.159	04-30-28		5,003,885	4,845,400
Wireless telecommunication services 0.9%
Matterhorn Telecom SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	09-15-26	EUR	1,392,778	1,531,791
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	3.360	04-11-25		4,014,842	3,964,657
Sprint Communications, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	4.625	02-02-24		1,433,873	1,421,326
Consumer discretionary 13.0%					97,552,560
Auto components 0.5%
IXS Holdings, Inc., 2020 Term Loan (B)	TBD	02-06-27		1,539,625	1,524,229
Truck Hero, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.353	04-22-24		2,507,649	2,464,818
Automobiles 1.8%
BBD Bidco, Ltd., GBP Term Loan B1 (1 month GBP LIBOR + 4.750%)	5.457	11-13-26	GBP	2,928,114	3,749,588
Belron Finance US LLC, 2019 USD Term Loan B (3 month LIBOR + 2.500%)	4.270	10-30-26		811,544	806,983
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (3 month LIBOR + 8.250%)	10.084	04-10-26		2,959,861	2,723,072
OEConnection LLC, 2019 Term Loan B (3 month LIBOR + 4.000%)	5.603	09-25-26		1,490,654	1,472,021
Thor Industries, Inc., EUR Term Loan B (1 month EURIBOR + 4.000%)	4.000	02-01-26	EUR	1,444,197	1,591,340
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Thor Industries, Inc., USD Term Loan B (1 month LIBOR + 3.750%)	5.438	02-01-26		1,033,821	$1,013,145
Wheel Pros, Inc., 1st Lien Term Loan (1 month LIBOR + 4.750%)	6.353	04-04-25		2,475,476	2,434,210
Distributors 0.4%
Polyconcept Investments BV, 2019 Term Loan (1 month LIBOR + 4.500%)	6.005	08-16-23		2,989,821	2,980,493
Diversified consumer services 2.1%
Cambium Learning Group, Inc., Term Loan B (1 month LIBOR + 4.500%)	6.103	12-18-25		2,099,622	2,060,255
Legalzoom.com, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.103	11-21-24		1,748,033	1,741,478
Midas Intermediate Holdco II LLC, Incremental Term Loan B (3 month LIBOR + 2.750%)	4.697	08-18-21		2,917,654	2,862,948
SRS Distribution, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.603	05-23-25		5,910,481	5,728,261
Swordfish Merger Sub LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.660	02-03-25		1,799,531	1,723,051
Verisure Holding AB, EUR Term Loan B1E (3 month EURIBOR + 3.000%)	3.000	10-20-22	EUR	1,577,192	1,697,613
Hotels, restaurants and leisure 4.1%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%)	5.363	02-02-26		2,352,348	2,293,539
Aristocrat International Pty, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	3.577	10-19-24		2,380,635	2,327,071
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	4.353	12-23-24		4,911,018	4,730,931
Carrols Restaurant Group, Inc., Term Loan B (1 month LIBOR + 3.250%)	4.870	04-30-26		1,493,594	1,418,914
Connect Finco Sarl, Term Loan B (1 month LIBOR + 4.500%)	6.110	12-11-26		1,382,864	1,367,307
Equinox Holdings, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.603	03-08-24		2,354,512	2,314,297
HNVR Holdco, Ltd., EUR 2017 Term Loan B2 (6 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	1,164,659	1,236,444
12	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
HNVR Holdco, Ltd., EUR Term Loan B (6 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	440,675	$469,457
HNVR Holdco, Ltd., Term Loan C (6 month EURIBOR + 4.500%)	4.500	09-12-25	EUR	2,352,406	2,499,554
IRB Holding Corp., 2020 Term Loan B (1 month LIBOR + 2.750%)	4.379	02-05-25		1,910,074	1,857,547
Motion Finco LLC, Delayed Draw Term Loan B2 (1 month LIBOR + 3.250%)	4.902	11-04-26		103,061	98,938
Motion Finco LLC, USD Term Loan B1 (1 month LIBOR + 3.250%)	4.939	11-13-26		784,158	752,792
Motion Finco Sarl, EUR Term Loan B (3 month EURIBOR + 3.000%)	3.000	11-13-26	EUR	686,801	750,930
New Red Finance, Term Loan B4 (1 month LIBOR + 1.750%)	3.353	11-19-26		3,870,937	3,803,196
Playa Resorts Holding BV, 2017 Term Loan B (1 month LIBOR + 2.750%)	4.350	04-29-24		2,046,872	1,893,357
Scientific Games International, Inc., 2018 Term Loan B5 (1 and 2 month LIBOR + 2.750%)	4.366	08-14-24		3,199,035	3,097,082
Household durables 0.6%
Acproducts, Inc., Term Loan B (B)	TBD	02-14-25		1,133,214	1,138,880
Keter Group BV, EUR Term Loan B (3 month EURIBOR + 4.250%)	5.250	10-31-23	EUR	676,512	661,883
Keter Group BV, EUR Term Loan B3A (3 month EURIBOR + 4.250%)	5.250	10-31-23	EUR	875,226	856,300
LSFX Flavum Bidco SL, 2020 EUR Term Loan (B)	TBD	02-12-27	EUR	1,410,972	1,547,425
Internet and direct marketing retail 0.4%
Trade Me Group, Ltd., Term Loan (3 month LIBOR + 4.250%)	6.195	05-01-26		2,759,917	2,739,218
Leisure products 0.9%
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (1 month EURIBOR + 5.000%)	5.000	02-19-26	EUR	841,432	904,905
Abe Investment Holdings, Inc., 2019 USD Term Loan B (1 month LIBOR + 4.500%)	6.125	02-19-26		2,501,473	2,420,175
Diamond Sports Group LLC, Term Loan (1 month LIBOR + 3.250%)	4.880	08-24-26		452,181	411,485
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.103	08-05-24		2,901,855	2,836,563
Specialty retail 1.9%
Ascena Retail Group, Inc., 2015 Term Loan B (1 month LIBOR + 4.500%)	6.125	08-21-22		3,379,349	2,157,140
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%)	4.416	11-08-23		860,589	$782,705
Douglas GmbH, 2017 EUR Term Loan B1 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	336,755	341,953
Douglas GmbH, 2017 EUR Term Loan B2 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	94,488	95,946
Douglas GmbH, 2017 EUR Term Loan B3 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	301,312	305,963
Douglas GmbH, 2017 EUR Term Loan B4 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	198,633	201,699
Douglas GmbH, 2017 EUR Term Loan B5 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	36,283	36,843
Douglas GmbH, 2017 EUR Term Loan B6 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	147,517	149,794
Douglas GmbH, 2017 EUR Term Loan B7 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	107,490	109,149
Douglas GmbH, 2017 EUR Term Loan B8 (3 month EURIBOR + 3.250%)	3.250	08-12-22	EUR	846,330	843,212
Eyemart Express LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.625	08-04-24		1,277,524	1,275,927
Harbor Freight Tools USA, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.103	08-18-23		3,519,177	3,336,637
Mavis Tire Express Services Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.853	03-20-25		4,480,066	4,295,263
Mavis Tire Express Services Corp., 2018 Delayed Draw Term Loan (1 month LIBOR + 3.250%)	4.861	03-20-25		624,159	598,413
Textiles, apparel and luxury goods 0.3%
Calceus Acquisition, Inc., Term Loan B (1 month LIBOR + 5.500%)	7.103	02-12-25		2,040,627	2,020,221
Consumer staples 2.9%					21,375,890
Food and staples retailing 0.9%
Casino Guichard Perrachon SA, EUR Term Loan B (3 month EURIBOR + 5.500%)	5.500	01-31-24	EUR	861,619	945,753
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	5.291	05-23-25		3,269,407	3,204,019
Sage Borrowco LLC, Term Loan B (1 month LIBOR + 4.750%)	6.353	06-20-26		2,317,648	2,312,827
Food products 0.8%
Cookie Acquisition SASU, EUR Term Loan (B)	TBD	02-05-27	EUR	1,563,396	1,730,226
14	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Froneri Lux FinCo SARL, 2020 EUR Term Loan (B)	TBD	01-29-27	EUR	2,184,776	$2,363,646
Froneri US, Inc., 2020 USD Term Loan (B)	TBD	01-29-27		249,488	245,122
Upfield BV, 2018 EUR Term Loan B1 (3 month EURIBOR + 3.500%)	3.500	07-02-25	EUR	1,630,241	1,727,716
Household products 0.7%
KIK Custom Products, Inc., 2015 Term Loan B (1 month LIBOR + 4.000%)	5.603	05-15-23		2,688,825	2,644,379
Reynolds Consumer Products LLC, Term Loan (3 month LIBOR + 1.750%)	3.501	02-04-27		930,510	918,879
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	4.353	02-05-23		1,456,602	1,440,521
Personal products 0.5%
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%)	3.921	04-07-25		2,068,684	2,017,650
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (3 month LIBOR + 4.250%)	6.195	10-01-26		1,860,027	1,825,152
Energy 2.2%					16,247,615
Energy equipment and services 0.3%
Keane Group Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.375	05-25-25		1,379,000	1,320,393
Traverse Midstream Partners LLC, 2017 Term Loan (1 month LIBOR + 4.000%)	5.610	09-27-24		622,162	516,395
Oil, gas and consumable fuels 1.9%
BCP Renaissance Parent LLC, 2017 Term Loan B (2 month LIBOR + 3.500%)	5.445	10-31-24		854,575	747,753
BCP Renaissance Parent LLC, Term Loan B2 (3 month LIBOR + 3.500%)	6.005	11-01-24		522,556	428,496
Delek US Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	3.853	03-31-25		2,345,000	2,298,100
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	5.445	12-19-21		2,572,490	2,548,900
Lower Cadence Holdings LLC, Term Loan B (1 month LIBOR + 4.000%)	5.603	05-22-26		1,777,496	1,669,744
Lucid Energy Group II Borrower LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.603	02-17-25		601,351	551,138
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Murray Energy Corp., 2018 Term Loan B2 (C)	0.000	10-17-22		7,312,904	$1,159,607
Murray Energy Corp., DIP Term Loan (1 month LIBOR + 11.000%)	13.000	07-31-20		1,296,986	1,288,335
Northriver Midstream Finance LP, 2018 Term Loan B (3 month LIBOR + 3.250%)	5.159	10-01-25		1,910,893	1,876,268
Quicksilver Resources, Inc., New 2nd Lien Term Loan (C)(D)	0.000	06-21-20		20,001,303	20,001
Ultra Resources, Inc., 1st Lien Term Loan (1 month LIBOR + 4.000%)	5.603	04-12-24		3,328,740	1,822,485
Financials 6.2%					45,994,686
Capital markets 2.2%
AqGen Ascensus, Inc., 2017 Repriced Term Loan (3 month LIBOR + 4.000%)	5.945	12-03-22		5,409,213	5,346,087
ION Trading Finance, Ltd., USD Incremental Term Loan B (3 month LIBOR + 4.000%)	6.064	11-21-24		3,915,684	3,732,156
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	4.603	08-25-22		3,857,544	3,845,509
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan (3 month LIBOR + 5.000%)	6.742	11-28-21		3,542,138	3,528,855
Consumer finance 0.1%
Fiserv Investment Solutions, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	6.442	02-10-27		640,636	642,641
Diversified financial services 1.7%
Advisor Group Holdings, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%)	6.603	08-01-26		2,965,183	2,898,467
Citadel Securities LP, 2020 Term Loan B (1 month LIBOR + 2.750%)	4.353	02-27-26		4,005,330	3,965,277
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.250%)	3.853	02-28-25		2,057,484	1,898,770
Lakeland Tours LLC, 2017 1st Lien Term Loan B (3 month LIBOR + 4.250%)	6.149	12-15-24		1,221,891	1,118,030
Marnix SAS, 2019 EUR Term Loan B (6 month EURIBOR + 3.500%)	3.500	11-19-26	EUR	1,576,303	1,731,233
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%)	5.421	11-09-26		1,058,029	1,045,682
16	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance 1.9%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	4.603	05-09-25		3,821,599	$3,738,785
Amerilife Holdings LLC, 2020 Term Loan (B)	TBD	02-06-27		966,315	956,652
Asurion LLC, 2017 2nd Lien Term Loan (1 month LIBOR + 6.500%)	8.103	08-04-25		1,625,000	1,627,031
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	4.603	08-04-22		4,814,790	4,764,620
HUB International, Ltd., 2018 Term Loan B (2 and 3 month LIBOR + 2.750%)	4.543	04-25-25		3,164,194	3,071,261
Mortgage real estate investment trusts 0.3%
Claros Mortgage Trust, Inc., Term Loan B (1 month LIBOR + 3.250%)	4.921	08-09-26		2,104,677	2,083,630
Health care 12.3%					91,878,379
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (1 week LIBOR + 2.000%)	3.579	11-15-27		1,238,200	1,226,672
Health care equipment and supplies 1.5%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (1 month LIBOR + 3.750%)	5.353	02-27-26		3,768,518	3,523,564
Ortho-Clinical Diagnostics SA, 2018 Term Loan B (1 month LIBOR + 3.250%)	4.905	06-30-25		1,630,182	1,548,673
Ortho-Clinical Diagnostics SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	06-30-25	EUR	1,382,297	1,484,023
Solenis International LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 4.000%)	5.613	06-26-25		2,447,045	2,382,810
Solenis International LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 8.500%)	10.113	06-26-26		2,100,000	1,991,493
Health care providers and services 4.9%
Da Vinci Purchaser Corp., 2019 Term Loan (3 month LIBOR + 4.000%)	5.872	01-08-27		1,129,439	1,120,969
DaVita, Inc., 2020 Term Loan B (1 month LIBOR + 1.750%)	3.353	08-12-26		1,706,721	1,685,694
Dentalcorp Health Services ULC, 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.353	06-06-25		3,405,640	3,346,041
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%)	5.513	08-03-26		1,425,759	1,416,249
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.353	10-10-25	3,568,335	$2,861,804
eResearchTechnology, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 4.500%)	6.231	02-04-27	2,604,757	2,580,872
MED ParentCo LP, 1st Lien Delayed Draw Term Loan (1 month LIBOR + 4.250%)	5.853	08-31-26	216,825	212,897
MED ParentCo LP, 1st Lien Term Loan (1 month LIBOR + 4.250%)	5.853	08-31-26	2,615,051	2,567,667
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%)	4.695	06-07-23	2,448,066	2,327,695
National Mentor Holdings, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	5.610	03-09-26	1,945,311	1,936,810
National Mentor Holdings, Inc., 2019 Term Loan C (1 month LIBOR + 4.000%)	5.610	03-09-26	108,228	107,755
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.500%)	6.103	08-06-26	2,467,377	2,457,088
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	4.353	02-14-25	4,722,741	4,648,972
Select Medical Corp., 2017 Term Loan B (3 month LIBOR + 2.500%)	4.580	03-06-25	2,330,867	2,307,558
U.S. Anesthesia Partners, Inc., 2017 Term Loan (1 month LIBOR + 3.000%)	4.603	06-23-24	1,143,926	1,072,431
Upstream Newco, Inc., 2019 Term Loan (1 month LIBOR + 4.500%)	6.103	11-20-26	1,026,565	1,006,034
Versant Health Holdco, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%)	4.603	12-02-24	3,768,968	3,693,589
VetCor Professional Practices LLC, USD 1st Lien Term Loan (B)	TBD	07-02-25	1,539,909	1,516,810
Health care technology 1.9%
Bioclinica-Synowledge Holdings Corp., 1st Lien Term Loan (1 month LIBOR + 4.250%)	5.875	10-20-23	4,413,841	4,318,193
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.211	06-28-24	2,954,545	2,895,455
Netsmart Technologies, Inc., Term Loan D1 (1 month LIBOR + 3.750%)	5.353	04-19-23	4,108,315	4,026,149
VVC Holding Corp., 2019 Term Loan B (1 month LIBOR + 4.500%)	6.158	02-11-26	3,139,437	3,100,194
18	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Life sciences tools and services 1.5%
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	4.103	08-18-22		6,589,047	$6,529,351
Packaging Coordinators Midco, Inc., 1st Lien Term Loan (3 month LIBOR + 4.000%)	5.950	06-30-23		3,014,268	3,008,631
PAREXEL International Corp., Term Loan B (1 month LIBOR + 2.750%)	4.353	09-27-24		2,086,437	2,020,359
Pharmaceuticals 2.3%
AI Sirona Luxembourg Acquisition Sarl, EUR 1st Lien Term Loan B (B)	TBD	09-29-25	EUR	1,440,813	1,577,670
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 month LIBOR + 3.500%)	5.125	05-04-25		3,143,343	2,771,391
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	4.659	06-02-25		5,488,162	5,449,745
Curium Bidco Sarl, USD Term Loan B (3 month LIBOR + 4.000%)	5.945	07-09-26		1,532,654	1,528,822
Elanco Animal Health, Inc., Term Loan B (B)	TBD	02-04-27		1,928,231	1,905,728
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%)	5.875	04-29-24		1,203,338	1,147,431
RPI 2019 Intermediate Finance Trust, 2020 Term Loan B1 (3 month LIBOR + 1.750%)	3.415	02-11-27		1,548,889	1,546,953
RPI Intermediate Finance Trust, 2020 Term Loan B1 (3 month LIBOR + 1.750%)	3.415	02-11-27		1,035,249	1,028,137
Industrials 14.1%					105,589,145
Aerospace and defense 2.1%
Aernnova Aerospace SA, Term Loan B (B)	TBD	01-29-27	EUR	389,846	433,060
Bleriot US Bidco, Inc., Term Loan B (3 month LIBOR + 4.750%)	6.695	10-31-26		1,000,464	996,092
Ducommun, Inc., Term Loan B (1 and 3 month LIBOR + 4.000%)	5.873	11-21-25		1,909,890	1,897,953
Maxar Technologies, Ltd., Term Loan B (1 month LIBOR + 2.750%)	4.360	10-04-24		1,600,000	1,500,000
Standard Aero, Ltd., 2020 CAD Term Loan B2 (3 month LIBOR + 3.500%)	5.213	04-06-26		1,103,484	1,080,035
The NORDAM Group, Inc., Term Loan B (1 month LIBOR + 5.500% and 3 month LIBOR + 4.500%)	7.193	04-09-26		2,058,859	2,038,271
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%)	3.853	05-30-25	955,123	$931,846
TransDigm, Inc., 2020 Term Loan F (1 month LIBOR + 2.250%)	3.853	12-09-25	3,883,826	3,791,585
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	5.530	04-30-25	3,323,113	3,226,178
Airlines 0.2%
American Airlines, Inc., 2017 Incremental Term Loan (1 month LIBOR + 2.000%)	3.659	12-14-23	1,907,299	1,846,113
Building products 2.1%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%)	5.408	04-12-25	2,292,074	2,223,312
Resideo Funding, Inc., Term Loan B (3 month LIBOR + 2.250%)	4.200	10-24-25	1,620,702	1,588,288
Specialty Building Products Holdings LLC, 2018 Term Loan B (1 month LIBOR + 5.750%)	7.353	10-01-25	2,196,813	2,178,514
The AZEK Company LLC, 2017 Term Loan (12 month LIBOR + 3.750%)	5.933	05-05-24	5,346,030	5,299,253
Wilsonart LLC, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.200	12-19-23	4,181,061	4,050,403
Commercial services and supplies 3.5%
American Builders & Contractors Supply Company, Inc., 2019 Term Loan (1 month LIBOR + 2.000%)	3.603	01-15-27	3,251,505	3,212,032
AVSC Holding Corp., 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.250%)	4.936	03-03-25	1,892,376	1,722,062
AVSC Holding Corp., Incremental Term Loan B (3 month LIBOR + 4.500%)	6.204	10-15-26	163,265	153,469
Camelot Finance SA, Term Loan B (1 month LIBOR + 3.250%)	4.853	10-31-26	1,877,212	1,864,898
Comet Bidco, Ltd., Institutional Term Loan (B)	TBD	09-30-24	3,680,000	3,509,800
IAA, Inc., Term Loan B (1 month LIBOR + 2.250%)	3.875	06-28-26	1,205,409	1,199,381
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	6.603	09-21-26	2,040,526	2,027,772
Nielsen Finance LLC, USD Term Loan B4 (1 month LIBOR + 2.000%)	3.671	10-04-23	2,935,098	2,903,927
Sterling Midco Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.103	06-19-24	3,432,497	3,400,746
20	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Tempo Acquisition LLC, Term Loan (1 month LIBOR + 3.000%)	4.353	05-01-24	6,372,188	$6,280,619
Construction and engineering 0.7%
Amentum Government Services Holdings LLC, Term Loan B (3 month LIBOR + 4.000%)	5.762	02-01-27	1,072,660	1,068,637
Kestrel Bidco, Inc., Term Loan B (1 month LIBOR + 3.000%)	4.653	12-11-26	1,381,481	1,328,294
Sabre Industries, Inc., 2019 Term Loan B (1 month LIBOR + 3.500%)	5.879	04-15-26	1,202,230	1,184,196
USIC Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	4.853	12-08-23	1,841,573	1,809,345
Electrical equipment 0.3%
Brookfield WEC Holdings, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	4.603	08-01-25	1,910,599	1,873,972
Machinery 1.8%
AI Alpine US Bidco, Inc., 2018 USD Term Loan B (3 month LIBOR + 2.750%)	4.624	10-31-25	886,691	863,415
Crosby US Acquisition Corp., Term Loan B (1 month LIBOR + 4.750%)	6.379	06-26-26	1,581,338	1,551,688
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%)	4.353	07-30-24	824,182	810,789
Granite US Holdings Corp., Term Loan B (3 month LIBOR + 5.250%)	7.211	09-30-26	2,259,504	2,157,826
Ingersoll-Rand Services Company, 2020 USD Term Loan B (B)	TBD	02-05-27	2,083,820	2,049,958
Pro Mach Group, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	4.379	03-07-25	2,983,655	2,861,832
Shape Technologies Group, Inc., Term Loan (3 month LIBOR + 3.000%)	4.806	04-21-25	1,843,200	1,677,312
Sundyne US Purchaser, Inc., Term Loan (1 month LIBOR + 4.000%)	5.603	05-15-26	1,098,722	1,101,007
Professional services 0.6%
Cast & Crew Payroll LLC, 2020 Term Loan B (B)	TBD	02-09-26	374,865	368,774
Cast & Crew Payroll LLC, EUR Term Loan (B)	TBD	02-09-26	428,417	422,527
Fastball Mergersub LLC, Term Loan B (1 month LIBOR + 3.500%)	5.103	01-22-27	1,067,702	1,061,701
Stiphout Finance LLC, USD 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.603	10-26-22	2,122,943	2,105,705
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	21

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Professional services (continued)
Trans Union LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%)	3.353	11-16-26		657,544	$651,173
Road and rail 1.0%
AI Convoy Luxembourg Sarl, Term Loan B (B)	TBD	01-17-27	EUR	965,643	1,053,368
AI Convoy Luxembourg Sarl, USD Term Loan B (B)	TBD	01-17-27		1,604,606	1,584,548
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	3.906	12-30-26		1,289,629	1,281,027
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	5.639	04-04-25		3,940,000	3,912,578
Trading companies and distributors 1.0%
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	12-12-25	EUR	3,166,937	3,102,825
ASP Unifrax Holdings, Inc., Term Loan B (3 month LIBOR + 3.750%)	5.695	12-12-25		1,602,450	1,458,229
GYP Holdings III Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	4.353	06-01-25		2,849,791	2,818,928
Transportation infrastructure 0.8%
Atlantic Aviation FBO, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	5.360	12-06-25		2,195,221	2,186,989
Dynasty Acquisition Company, Inc., 2020 Term Loan B1 (3 month LIBOR + 3.500%)	5.213	04-06-26		2,052,481	2,008,865
Swissport Financing Sarl, 2019 EUR Term Loan (3 month EURIBOR + 4.750%)	4.750	08-14-24	EUR	1,786,026	1,878,028
Information technology 16.7%					124,710,014
Communications equipment 0.2%
Datto, Inc., 2019 Term Loan B (1 month LIBOR + 4.250%)	5.853	04-02-26		1,292,913	1,292,913
Electronic equipment, instruments and components 1.7%
C&D Technologies, Inc., Term Loan B (1 month LIBOR + 5.750%)	7.353	12-20-25		2,587,990	2,387,421
Celestica, Inc., 2018 1st Lien Term Loan B (1 month LIBOR + 2.125%)	3.738	06-27-25		1,216,911	1,198,658
Everest Bidco SASU, 2018 EUR Term Loan (3 month EURIBOR + 4.000%)	4.000	07-04-25	EUR	3,174,985	3,376,496
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	5.445	12-02-24		843,239	817,942
22	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	5.445	12-02-24	2,896,735	$2,824,317
Mirion Technologies, Inc., 2019 Term Loan B (3 month LIBOR + 4.000%)	5.945	03-06-26	2,041,212	2,016,983
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (B)	TBD	02-28-25	411,457	368,254
IT services 4.0%
Boxer Parent Company, Inc., 2018 USD Term Loan B (1 month LIBOR + 4.250%)	5.853	10-02-25	4,775,808	4,579,666
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.353	07-12-25	1,583,741	1,540,189
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%)	3.353	02-15-24	2,130,415	2,094,475
GTT Communications, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.750%)	4.350	05-31-25	4,534,599	3,809,516
KBR, Inc., 2020 Term Loan B (1 month LIBOR + 2.750%)	4.353	02-05-27	2,760,465	2,736,311
Masergy Holdings, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.195	12-15-23	1,939,633	1,912,963
Park Place Technologies LLC, 1st Lien Term Loan (1 month LIBOR + 4.000%)	5.603	03-28-25	1,216,911	1,205,752
Presidio Holdings, Inc., 2020 Term Loan B (2 month LIBOR + 3.500%)	5.280	01-22-27	836,182	823,639
TGG TS Acquisition Company, 2018 Term Loan B (1 month LIBOR + 6.500%)	8.139	12-15-25	1,448,909	1,419,931
TNS, Inc., 2013 Term Loan B (3 month LIBOR + 4.000%)	5.780	08-14-22	3,323,446	3,201,575
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	6.945	05-29-26	3,320,734	2,519,607
WEX, Inc. Term Loan B3 (1 month LIBOR + 2.250%)	3.853	05-15-26	4,200,979	4,144,980
Semiconductors and semiconductor equipment 0.9%
Cohu, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	4.603	10-01-25	737,868	715,732
MACOM Technology Solutions Holdings, Inc., Term Loan (B)	TBD	05-17-24	1,407,000	1,348,961
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	23

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	3.610	05-29-25	3,468,493	$3,442,479
ON Semiconductor Corp., 2019 Term Loan B (1 month LIBOR + 2.000%)	3.603	09-19-26	944,740	932,345
Software 8.7%
Barracuda Networks, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.863	02-12-25	3,660,937	3,638,057
Castle US Holding Corp., USD Term Loan B (B)	TBD	01-29-27	854,931	812,185
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	5.603	10-16-26	2,638,812	2,609,126
DiscoverOrg LLC, 2019 1st Lien Term Loan (1 month LIBOR + 4.000%)	5.603	02-02-26	2,450,333	2,442,688
Greeneden US Holdings II LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	4.853	12-01-23	4,883,305	4,818,211
Informatica LLC, 2020 USD 2nd Lien Term Loan (B)	TBD	02-25-25	569,601	572,449
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%)	4.763	11-01-23	4,412,023	4,372,050
MA FinanceCo LLC, 2017 Term Loan B2 (1 month LIBOR + 2.250%)	3.853	11-19-21	1,137,347	1,123,130
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.500%)	4.103	06-21-24	495,297	469,294
Mavenir Systems, Inc., 2018 Term Loan B (3 month LIBOR + 6.000%)	7.680	05-08-25	2,333,052	2,327,219
Monotype Imaging Holdings, Inc., Term Loan (3 month LIBOR + 5.500%)	7.445	10-09-26	1,679,619	1,633,430
nThrive, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.103	10-20-22	1,649,541	1,468,091
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B (6 month LIBOR + 3.500%)	5.380	04-26-24	2,995,247	2,950,318
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	5.103	06-01-26	3,011,155	2,928,348
Quest Software US Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%)	6.027	05-16-25	2,956,572	2,882,658
RP Crown Parent LLC, 2016 Term Loan B (1 month LIBOR + 2.750%)	4.353	10-12-23	3,780,284	3,742,481
Salient CRGT, Inc., 2017 Term Loan (1 month LIBOR + 6.500%)	8.103	02-28-22	3,017,386	2,911,778
24	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.500%)	4.103	06-21-24	3,344,863	$3,169,258
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	4.353	02-05-24	4,942,943	4,856,441
Sophia LP, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.195	09-30-22	2,283,303	2,265,607
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 1.750%)	3.353	04-16-25	838,186	826,309
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	3.353	04-16-25	1,174,640	1,157,995
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%)	3.353	04-16-25	2,548,140	2,514,377
Surf Holdings LLC, USD Term Loan (B)	TBD	01-15-27	1,091,523	1,073,786
Upland Software, Inc., 2019 Term Loan (1 month LIBOR + 3.750%)	5.353	08-06-26	1,935,092	1,920,579
VS Buyer LLC, Term Loan B (B)	TBD	02-28-27	1,807,967	1,785,367
Weld North Education LLC, Term Loan B (3 month LIBOR + 4.250%)	6.200	02-15-25	3,742,477	3,714,409
Technology hardware, storage and peripherals 1.2%
Dell International LLC, 2019 Term Loan B (1 month LIBOR + 2.000%)	3.610	09-19-25	3,769,041	3,720,759
Electronics For Imaging, Inc., Term Loan (3 month LIBOR + 5.000%)	6.945	07-23-26	3,152,280	2,900,098
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.603	05-16-24	2,433,463	2,392,411
Materials 6.0%				45,218,576
Chemicals 1.9%
Ascend Performance Materials Operations LLC, 2019 Term Loan B (3 month LIBOR + 5.250%)	7.195	08-27-26	3,678,275	3,664,481
Innophos Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 3.750%)	5.421	02-04-27	1,002,492	992,468
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 3.000%)	4.671	10-01-25	4,553,333	4,393,966
Plaskolite PPC Intermediate II LLC, 1st Lien Term Loan (1 month LIBOR + 4.250%)	5.879	12-15-25	3,601,209	3,460,150
Rohm Holding GmbH, Term Loan B (B)	TBD	07-31-26	1,415,704	1,235,202
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	25

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Univar Solutions USA, Inc., 2019 USD Term Loan B5 (1 month LIBOR + 2.000%)	3.603	07-01-26		833,592	$822,338
Containers and packaging 2.8%
Berry Global, Inc., 2019 Term Loan Y (1 month LIBOR + 2.000%)	3.671	07-01-26		1,941,041	1,906,258
Irel AcquiCo GmbH, EUR Term Loan B1A (3 month EURIBOR + 3.500%)	3.500	05-26-26	EUR	1,590,236	1,754,663
Klockner Pentaplast of America, Inc., EUR 2017 Term Loan B1 (3 month EURIBOR + 4.750%)	4.750	06-30-22	EUR	469,255	436,185
LABL, Inc., 2019 EUR Term Loan (1 month EURIBOR + 5.000%)	5.000	07-01-26	EUR	1,723,600	1,897,213
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.103	09-06-25		4,569,497	3,781,259
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	6.353	07-24-26		497,171	416,381
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.084	04-03-24		3,263,728	3,111,409
NPC International, Inc., 1st Lien Term Loan (C)	0.000	04-19-24		3,085,443	1,485,425
NPC International, Inc., Priority Term Loan (1 month LIBOR + 10.000%)	11.639	04-17-20		242,959	240,529
Plaze, Inc., 2019 Term Loan B (3 month LIBOR + 3.500%)	5.145	08-03-26		3,664,800	3,651,057
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (1 month LIBOR + 3.000%)	4.603	10-17-24		2,494,734	2,401,181
Metals and mining 1.0%
TurboCombustor Technology, Inc., New Term Loan B (1 month LIBOR + 4.500%)	6.103	12-02-20		5,192,820	4,946,161
WireCo WorldGroup, Inc., 1st Lien Term Loan (1 month LIBOR + 5.000%)	6.603	09-30-23		2,518,592	2,386,366
Paper and forest products 0.3%
Flex Acquisition Company, Inc., 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%)	4.900	12-29-23		476,781	454,930
Flex Acquisition Company, Inc., 2018 Incremental Term Loan (3 month LIBOR + 3.250%)	5.159	06-29-25		1,864,874	1,780,954
26	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Real estate 0.4%					$3,085,769
Equity real estate investment trusts 0.4%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	3.353	01-02-26		1,630,850	1,588,040

VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 1.750%)	3.379	12-20-24		1,528,295	1,497,729
Corporate bonds 12.3%					$91,745,938
(Cost $98,048,312)
Communication services 3.9%					28,883,587
Diversified telecommunication services 1.1%
CenturyLink, Inc. (E)	4.000	02-15-27		1,011,000	1,015,954
Intelsat Jackson Holdings SA (E)	9.500	09-30-22		4,625,000	5,237,813
Level 3 Financing, Inc. (E)	4.625	09-15-27		1,840,000	1,876,800
Interactive media and services 0.2%
National CineMedia LLC (E)	5.875	04-15-28		1,650,000	1,685,962
Media 2.5%
Altice Financing SA (E)	5.000	01-15-28		692,000	678,160
CCO Holdings LLC (E)	4.500	08-15-30		1,212,000	1,225,635
CCO Holdings LLC (E)	5.000	02-01-28		1,000,000	1,040,000
Cumulus Media New Holdings, Inc. (E)(F)	6.750	07-01-26		1,448,000	1,503,676
Front Range BidCo, Inc. (E)	4.000	03-01-27		920,000	893,550
Front Range BidCo, Inc. (E)	6.125	03-01-28		836,000	824,505
iHeartCommunications, Inc. (E)	4.750	01-15-28		152,000	151,240
iHeartCommunications, Inc. (E)	5.250	08-15-27		548,000	565,152
iHeartCommunications, Inc.	6.375	05-01-26		1,538,000	1,652,889
MDC Partners, Inc. (E)	6.500	05-01-24		1,562,000	1,425,325
Sirius XM Radio, Inc. (E)	5.500	07-01-29		2,096,000	2,257,497
United Group BV (E)	3.125	02-15-26	EUR	1,128,000	1,195,766
United Group BV (E)	3.625	02-15-28	EUR	1,680,000	1,774,065
United Group BV (3 month EURIBOR + 3.250%) (E)(G)	3.250	02-15-26	EUR	734,000	776,915
Ziggo Bond Company BV (E)	5.125	02-28-30		1,528,000	1,522,270
Ziggo Bond Company BV (E)	6.000	01-15-27		1,300,000	1,374,763
Wireless telecommunication services 0.1%
Sprint Communications, Inc.	11.500	11-15-21		180,000	205,650
Consumer discretionary 2.3%					17,221,801
Diversified consumer services 0.3%
Midas Intermediate Holdco II LLC (E)	7.875	10-01-22		1,250,000	1,200,783
Q-Park Holding I BV (E)	2.000	03-01-27	EUR	949,000	1,032,524
Hotels, restaurants and leisure 0.8%
Connect Finco SARL (E)	6.750	10-01-26		815,000	829,263
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	27

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Scientific Games International, Inc. (E)	5.000	10-15-25		2,058,000	$2,064,431
Scientific Games International, Inc. (E)	7.000	05-15-28		174,000	169,541
Scientific Games International, Inc. (E)	7.250	11-15-29		311,000	302,852
Scientific Games International, Inc. (E)	8.250	03-15-26		993,000	1,025,273
Station Casinos LLC (E)	4.500	02-15-28		1,694,000	1,613,535
Leisure products 0.3%
Mattel, Inc. (E)	5.875	12-15-27		1,984,000	2,073,280
Specialty retail 0.6%
F-Brasile SpA (E)	7.375	08-15-26		1,989,000	2,113,313
Maxeda DIY Holding BV	6.125	07-15-22	EUR	1,215,000	1,195,098
Party City Holdings, Inc. (E)	6.625	08-01-26		1,675,000	971,500
Textiles, apparel and luxury goods 0.3%
Wolverine Escrow LLC (E)	9.000	11-15-26		2,637,000	2,630,408
Consumer staples 0.7%					5,118,325
Food and staples retailing 0.1%
H-Food Holdings LLC (E)	8.500	06-01-26		1,172,000	1,010,850
Food products 0.3%
Sigma Holdco BV (E)(F)	7.875	05-15-26		2,345,000	2,298,100
Household products 0.3%
Kronos Acquisition Holdings, Inc. (E)	9.000	08-15-23		1,875,000	1,809,375
Energy 0.0%					13
Oil, gas and consumable fuels 0.0%
Murray Energy Corp. (9.000% Cash and 3.000% PIK) (C)(E)	12.000	04-15-24		1,279,956	13
Financials 0.5%					3,855,148
Capital markets 0.5%
AG Issuer LLC (E)	6.250	03-01-28		1,938,000	1,928,310
LPL Holdings, Inc. (E)	4.625	11-15-27		1,586,000	1,605,825
Diversified financial services 0.0%
Advisor Group Holdings, Inc. (E)	10.750	08-01-27		305,000	321,013
Health care 1.0%					7,561,475
Health care equipment and supplies 0.1%
Ortho-Clinical Diagnostics, Inc. (E)	7.250	02-01-28		645,000	633,713
Health care providers and services 0.3%
MPH Acquisition Holdings LLC (E)	7.125	06-01-24		1,145,000	1,065,102
28	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Select Medical Corp. (E)	6.250	08-15-26		1,285,000	$1,370,131
Pharmaceuticals 0.6%
Bausch Health Companies, Inc. (E)	5.000	01-30-28		762,000	751,995
Bausch Health Companies, Inc. (E)	5.250	01-30-30		258,000	255,098
Bausch Health Companies, Inc. (E)	9.000	12-15-25		1,077,000	1,199,196
Par Pharmaceutical, Inc. (E)	7.500	04-01-27		2,165,000	2,286,240
Industrials 1.6%					11,934,846
Aerospace and defense 0.2%
SSL Robotics LLC (E)	9.750	12-31-23		1,176,000	1,249,853
TransDigm, Inc. (E)	5.500	11-15-27		152,000	151,818
TransDigm, Inc. (E)	6.250	03-15-26		202,000	213,868
Building products 0.3%
Resideo Funding, Inc. (E)	6.125	11-01-26		2,023,000	1,977,483
Commercial services and supplies 0.2%
Aptim Corp. (E)	7.750	06-15-25		396,000	225,391
VistaJet Malta Finance PLC (E)	10.500	06-01-24		938,000	877,030
Construction and engineering 0.3%
Novafives SAS (3 month EURIBOR + 4.500%) (G)	4.500	06-15-25	EUR	1,332,000	1,209,455
Promontoria Holding 264 BV	6.750	08-15-23	EUR	261,000	242,030
Promontoria Holding 264 BV (3 month EURIBOR + 6.250%) (G)	6.250	08-15-23	EUR	727,000	674,160
Marine 0.2%
Naviera Armas SA (3 month EURIBOR + 4.250%) (G)	4.250	11-15-24	EUR	1,811,000	1,159,567
Professional services 0.1%
La Financiere Atalian SASU	4.000	05-15-24	EUR	962,000	838,980
La Financiere Atalian SASU	5.125	05-15-25	EUR	100,000	87,433
La Financiere Atalian SASU	6.625	05-15-25	GBP	117,000	117,973
Road and rail 0.0%
Uber Technologies, Inc. (E)	7.500	09-15-27		334,000	348,195
Trading companies and distributors 0.3%
Beacon Roofing Supply, Inc. (E)	4.500	11-15-26		234,000	231,859
Beacon Roofing Supply, Inc. (E)	4.875	11-01-25		2,415,000	2,329,751
Information technology 0.7%					5,117,946
Communications equipment 0.2%
CommScope, Inc. (E)	6.000	03-01-26		1,390,000	1,426,738
IT services 0.2%
Presidio Holdings, Inc. (E)	4.875	02-01-27		1,224,000	1,224,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	29

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software 0.3%
Open Text Corp. (E)	3.875	02-15-28		1,076,000	$1,070,835
Open Text Holdings, Inc. (E)	4.125	02-15-30		999,000	994,005
PTC, Inc. (E)	4.000	02-15-28		405,000	402,368
Materials 1.2%					9,004,375
Containers and packaging 1.2%
Ardagh Packaging Finance PLC (E)	4.125	08-15-26		1,590,000	1,584,041
Ardagh Packaging Finance PLC (E)	5.250	08-15-27		786,000	798,812
LABL Escrow Issuer LLC (E)	6.750	07-15-26		1,551,000	1,624,983
LABL Escrow Issuer LLC (E)	10.500	07-15-27		1,025,000	1,056,114
Mauser Packaging Solutions Holding Company (E)	7.250	04-15-25		937,000	908,131
Silgan Holdings, Inc. (E)	2.250	06-01-28	EUR	363,000	396,919
Silgan Holdings, Inc. (E)	4.125	02-01-28		143,000	143,358
Trivium Packaging Finance BV (E)	5.500	08-15-26		2,398,000	2,484,932
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (C)(E)	11.500	02-15-18		5,668,325	7,085
Real estate 0.4%					3,048,422
Equity real estate investment trusts 0.4%
SBA Communications Corp. (E)	3.875	02-15-27		1,067,000	1,088,660
VICI Properties LP (E)	3.750	02-15-27		312,000	309,660
VICI Properties LP (E)	4.125	08-15-30		104,000	104,130
VICI Properties LP (E)	4.250	12-01-26		1,092,000	1,103,029
VICI Properties LP (E)	4.625	12-01-29		429,000	442,943

	Shares	Value
Common stocks 0.0%		$191,267
(Cost $11,635,066)
Energy 0.0%		191,267
Energy equipment and services 0.0%
Hercules Offshore, Inc. (D)(H)	196,736	191,267

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$881
(Cost $0)
Magellan Health, Inc. (D)(H)	9.750	05-15-20	3,400,000	881

30	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 2.3%			$16,845,204
(Cost $16,844,688)
Short-term funds 2.3%			16,845,204
John Hancock Collateral Trust (I)	1.6968(J)	245,829	2,460,473
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5386(J)	14,384,731	14,384,731

Total investments (Cost $808,480,492) 102.7%			$767,717,203
Other assets and liabilities, net (2.7%)			(19,946,159)
Total net assets 100.0%			$747,771,044

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $84,362,703 or 11.3% of the fund's net assets as of 2-29-20.
(F)	All or a portion of this security is on loan as of 2-29-20.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 2-29-20.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	31

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	13,330,000	USD	14,723,265	CITI	3/20/2020	$8,101	—
USD	67,147,403	EUR	60,030,000	CITI	3/20/2020	806,525	—
						$814,626	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $809,173,712. Net unrealized depreciation aggregated to $40,641,883, of which $4,100,401 related to gross unrealized appreciation and $44,742,284 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
32	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $806,020,535) including $2,411,604 of securities loaned	$765,256,730
Affiliated investments, at value (Cost $2,459,957)	2,460,473
Total investments, at value (Cost $808,480,492)	767,717,203
Unrealized appreciation on forward foreign currency contracts	814,626
Foreign currency, at value (Cost $4,000,664)	4,069,238
Interest receivable	3,949,330
Receivable for fund shares sold	74,067
Receivable for investments sold	40,443,562
Receivable for securities lending income	437
Receivable from affiliates	8,739
Other assets	92,010
Total assets	817,169,212
Liabilities
Due to custodian	18,631
Distributions payable	53,700
Payable for collateral on OTC derivatives	752,687
Payable for investments purchased	62,225,664
Payable for fund shares repurchased	3,717,578
Payable upon return of securities loaned	2,459,884
Payable to affiliates
Accounting and legal services fees	18,989
Transfer agent fees	20,440
Trustees' fees	2,369
Other liabilities and accrued expenses	128,226
Total liabilities	69,398,168
Net assets	$747,771,044
Net assets consist of
Paid-in capital	$1,125,649,786
Total distributable earnings (loss)	(377,878,742)
Net assets	$747,771,044

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	33

STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($99,949,483 ÷ 12,277,491 shares)[1]	$8.14
Class B ($3,198,307 ÷ 392,696 shares)[1]	$8.14
Class C ($55,879,374 ÷ 6,834,823 shares)[1]	$8.18
Class I ($57,366,120 ÷ 7,051,465 shares)	$8.14
Class R6 ($2,100,842 ÷ 258,012 shares)	$8.14
Class 1 ($22,323,303 ÷ 2,745,045 shares)	$8.13
Class NAV ($506,953,615 ÷ 62,257,070 shares)	$8.14
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$8.35

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
34	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Interest	$23,089,421
Securities lending	10,653
Total investment income	23,100,074
Expenses
Investment management fees	2,768,727
Distribution and service fees	468,309
Accounting and legal services fees	73,697
Transfer agent fees	143,218
Trustees' fees	8,339
Custodian fees	76,555
State registration fees	41,537
Printing and postage	29,309
Professional fees	(48,256) [1]
Other	234,459
Total expenses	3,795,894
Less expense reductions	(608,921)
Net expenses	3,186,973
Net investment income	19,913,101
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(17,078,125)
Affiliated investments	895
Forward foreign currency contracts	2,360,889
(14,716,341)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,318,550
Affiliated investments	(267)
Forward foreign currency contracts	(1,771,473)
4,546,810
Net realized and unrealized loss	(10,169,531)
Increase in net assets from operations	$9,743,570

[1]	During the six months ended February 29, 2020, Floating Rate Income Fund received a reimbursement of legal fees. See Note 10 to the Financial statements. As a result of this reimbursement, the fund reflects negative professional fees in the current reporting period. Professional fees incurred by the fund for the six months ended February 29, 2020 prior to these reimbursements were $59,173.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	35

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$19,913,101	$53,726,042
Net realized loss	(14,716,341)	(27,885,003)
Change in net unrealized appreciation (depreciation)	4,546,810	3,560,607
Increase in net assets resulting from operations	9,743,570	29,401,646
Distributions to shareholders
From earnings
Class A	(2,783,156)	(5,343,492)
Class B	(90,952)	(263,936)
Class C	(1,435,171)	(3,399,225)
Class I	(1,726,460)	(6,031,201)
Class R6	(70,391)	(267,170)
Class 1	(675,294)	(1,480,774)
Class NAV	(15,825,796)	(36,075,340)
Total distributions	(22,607,220)	(52,861,138)
From fund share transactions	(166,442,150)	(330,154,576)
Total decrease	(179,305,800)	(353,614,068)
Net assets
Beginning of period	927,076,844	1,280,690,912
End of period	$747,771,044	$927,076,844
36	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.28	$8.43	$8.45	$8.48	$8.71	$9.36
Net investment income[2]	0.19	0.40	0.34	0.37	0.43	0.42
Net realized and unrealized gain (loss) on investments	(0.11)	(0.16)	— [3]	—	(0.24)	(0.62)
Total from investment operations	0.08	0.24	0.34	0.37	0.19	(0.20)
Less distributions
From net investment income	(0.22)	(0.39)	(0.36)	(0.40)	(0.42)	(0.43)
From net realized gain	—	—	—	—	—	(0.02)
Total distributions	(0.22)	(0.39)	(0.36)	(0.40)	(0.42)	(0.45)
Net asset value, end of period	$8.14	$8.28	$8.43	$8.45	$8.48	$8.71
Total return (%)[4,5]	0.97 [6]	2.96	4.05	4.46	2.38	(2.13)
Ratios and supplemental data
Net assets, end of period (in millions)	$100	$109	$117	$138	$165	$267
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16 [7,8]	1.16	1.13	1.17	1.16	1.14
Expenses including reductions	0.98 [7,8]	1.06	1.13	1.16	1.14	1.13
Net investment income	4.69 [7]	4.77	4.03	4.31	5.12	4.59
Portfolio turnover (%)	42	120	71	66	35	40

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	37

CLASS B SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.29	$8.44	$8.45	$8.49	$8.71	$9.36
Net investment income[2]	0.16	0.33	0.28	0.31	0.37	0.35
Net realized and unrealized gain (loss) on investments	(0.12)	(0.15)	— [3]	(0.01)	(0.23)	(0.61)
Total from investment operations	0.04	0.18	0.28	0.30	0.14	(0.26)
Less distributions
From net investment income	(0.19)	(0.33)	(0.29)	(0.34)	(0.36)	(0.37)
From net realized gain	—	—	—	—	—	(0.02)
Total distributions	(0.19)	(0.33)	(0.29)	(0.34)	(0.36)	(0.39)
Net asset value, end of period	$8.14	$8.29	$8.44	$8.45	$8.49	$8.71
Total return (%)[4,5]	0.47 [6]	2.19	3.40	3.60	1.79	(2.83)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$5	$9	$15	$18	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91 [7,8]	1.91	1.88	1.88	1.86	1.86
Expenses including reductions	1.73 [7,8]	1.81	1.88	1.87	1.84	1.85
Net investment income	3.95 [7]	3.96	3.27	3.61	4.45	3.89
Portfolio turnover (%)	42	120	71	66	35	40

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
38	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.32	$8.47	$8.49	$8.52	$8.74	$9.40
Net investment income[2]	0.16	0.33	0.28	0.31	0.37	0.35
Net realized and unrealized gain (loss) on investments	(0.11)	(0.15)	(0.01)	0.01	(0.23)	(0.62)
Total from investment operations	0.05	0.18	0.27	0.32	0.14	(0.27)
Less distributions
From net investment income	(0.19)	(0.33)	(0.29)	(0.35)	(0.36)	(0.37)
From net realized gain	—	—	—	—	—	(0.02)
Total distributions	(0.19)	(0.33)	(0.29)	(0.35)	(0.36)	(0.39)
Net asset value, end of period	$8.18	$8.32	$8.47	$8.49	$8.52	$8.74
Total return (%)[3,4]	0.60 [5]	2.20	3.28	3.73	1.80	(2.89)
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$71	$102	$128	$141	$190
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91 [6,7]	1.91	1.88	1.88	1.86	1.84
Expenses including reductions	1.73 [6,7]	1.81	1.88	1.87	1.84	1.83
Net investment income	3.95 [6]	3.99	3.29	3.60	4.45	3.91
Portfolio turnover (%)	42	120	71	66	35	40

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	39

CLASS I SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.28	$8.43	$8.45	$8.48	$8.70	$9.36
Net investment income[2]	0.20	0.41	0.36	0.39	0.45	0.44
Net realized and unrealized gain (loss) on investments	(0.11)	(0.15)	— [3]	0.01	(0.23)	(0.62)
Total from investment operations	0.09	0.26	0.36	0.40	0.22	(0.18)
Less distributions
From net investment income	(0.23)	(0.41)	(0.38)	(0.43)	(0.44)	(0.46)
From net realized gain	—	—	—	—	—	(0.02)
Total distributions	(0.23)	(0.41)	(0.38)	(0.43)	(0.44)	(0.48)
Net asset value, end of period	$8.14	$8.28	$8.43	$8.45	$8.48	$8.70
Total return (%)[4]	1.08 [5]	3.19	4.31	4.78	2.82	(1.94)
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$66	$152	$166	$158	$226
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91 [6,7]	0.92	0.89	0.87	0.84	0.83
Expenses including reductions	0.75 [6,7]	0.83	0.88	0.85	0.83	0.82
Net investment income	4.92 [6]	4.94	4.29	4.57	5.45	4.90
Portfolio turnover (%)	42	120	71	66	35	40

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
40	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.29	$8.43	$8.45	$8.48	$8.71	$9.36
Net investment income[2]	0.21	0.42	0.37	0.40	0.45	0.45
Net realized and unrealized gain (loss) on investments	(0.13)	(0.14)	— [3]	0.01	(0.23)	(0.61)
Total from investment operations	0.08	0.28	0.37	0.41	0.22	(0.16)
Less distributions
From net investment income	(0.23)	(0.42)	(0.39)	(0.44)	(0.45)	(0.47)
From net realized gain	—	—	—	—	—	(0.02)
Total distributions	(0.23)	(0.42)	(0.39)	(0.44)	(0.45)	(0.49)
Net asset value, end of period	$8.14	$8.29	$8.43	$8.45	$8.48	$8.71
Total return (%)[4]	1.01 [5]	3.44	4.41	4.88	2.82	(1.72)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$6	$— [6]	$— [6]	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80 [7,8]	0.81	0.79	0.77	0.75	0.76
Expenses including reductions	0.64 [7,8]	0.71	0.78	0.76	0.72	0.71
Net investment income	5.05 [7]	5.06	4.45	4.66	5.38	5.04
Portfolio turnover (%)	42	120	71	66	35	40

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	41

CLASS 1 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.28	$8.42	$8.44	$8.47	$8.70	$9.35
Net investment income[2]	0.21	0.42	0.37	0.40	0.46	0.45
Net realized and unrealized gain (loss) on investments	(0.13)	(0.14)	(0.01)	—	(0.24)	(0.61)
Total from investment operations	0.08	0.28	0.36	0.40	0.22	(0.16)
Less distributions
From net investment income	(0.23)	(0.42)	(0.38)	(0.43)	(0.45)	(0.47)
From net realized gain	—	—	—	—	—	(0.02)
Total distributions	(0.23)	(0.42)	(0.38)	(0.43)	(0.45)	(0.49)
Net asset value, end of period	$8.13	$8.28	$8.42	$8.44	$8.47	$8.70
Total return (%)[3]	0.99 [4]	3.39	4.37	4.84	2.76	(1.76)
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$27	$30	$30	$23	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83 [5,6]	0.84	0.83	0.81	0.78	0.76
Expenses including reductions	0.68 [5,6]	0.75	0.82	0.80	0.77	0.75
Net investment income	5.00 [5]	5.07	4.36	4.63	5.54	4.99
Portfolio turnover (%)	42	120	71	66	35	40

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
42	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.29	$8.44	$8.45	$8.48	$8.71	$9.36
Net investment income[2]	0.21	0.42	0.37	0.40	0.46	0.46
Net realized and unrealized gain (loss) on investments	(0.13)	(0.15)	0.01	0.01	(0.24)	(0.62)
Total from investment operations	0.08	0.27	0.38	0.41	0.22	(0.16)
Less distributions
From net investment income	(0.23)	(0.42)	(0.39)	(0.44)	(0.45)	(0.47)
From net realized gain	—	—	—	—	—	(0.02)
Total distributions	(0.23)	(0.42)	(0.39)	(0.44)	(0.45)	(0.49)
Net asset value, end of period	$8.14	$8.29	$8.44	$8.45	$8.48	$8.71
Total return (%)[3]	1.01 [4]	3.32	4.55	4.89	2.82	(1.71)
Ratios and supplemental data
Net assets, end of period (in millions)	$507	$648	$865	$1,202	$1,518	$2,200
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78 [5,6]	0.79	0.78	0.76	0.73	0.71
Expenses including reductions	0.64 [5,6]	0.71	0.77	0.75	0.72	0.70
Net investment income	5.03 [5]	5.08	4.41	4.71	5.55	5.04
Portfolio turnover (%)	42	120	71	66	35	40

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	43

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
44	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$658,933,913	—	$658,913,912	$20,001
Corporate bonds	91,745,938	—	91,745,938	—
Common stocks	191,267	—	—	191,267
Escrow certificates	881	—	—	881
Short-term investments	16,845,204	$16,845,204	—	—
Total investments in securities	$767,717,203	$16,845,204	$750,659,850	$212,149
Derivatives:
Assets
Forward foreign currency contracts	$814,626	—	$814,626	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	45

investments is substantial, it could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At February 29, 2020, the fund had $958,730 in unfunded loan commitments outstanding.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2020, the fund loaned securities valued at $2,411,604 and received $2,459,884 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
46	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit.The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($250 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020, were $188,701.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $34,654,273 and a long-term capital loss carryforward of $288,129,773 available to offset future net realized capital gains.These carryforwards do not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	47

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the
48	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 29, 2020, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $74.5 million to $81.9 million as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 29, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$814,626	—
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$2,360,889
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(1,771,473)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	49

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund’s average daily net assets; (b) 0.630% of the next $1.90 billion of the fund’s average daily net assets; (c) 0.605% of the next $1.50 billion of the fund’s average daily net assets; (d) 0.590% of the next $1.50 billion of the fund’s average daily net assets and (e) 0.570% of the fund’s average daily net assets in excess of $6.00 billion. The Advisor has a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit). The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.66% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other Class Level Expenses. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares exceed 1.00%, 1.75%, 1.75%, 0.77%, 0.66%, 0.70% and 0.66%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares” means all expenses of the fund plus class specific expenses, excluding interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$90,852
Class B	3,440
Class C	54,569
Class I	47,744
Class	Expense reduction
Class R6	$1,911
Class 1	18,087
Class NAV	392,318
Total	$608,921

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.53% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
50	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $23,152 for the six months ended February 29, 2020. Of this amount, $5,086 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $18,066 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $250,000 or more and are redeemed within one year of purchase are subject to a 0.50% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, CDSCs received by the Distributor amounted to $4,236, $24 and $166 for Class A, Class B and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$130,100	$64,081
Class B	19,781	2,440
Class C	312,455	38,513
Class I	—	38,020
Class R6	—	164
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	51

Class	Distribution and service fees	Transfer agent fees
Class 1	$5,973	—
Total	$468,309	$143,218
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,871,077	$15,452,539	8,433,786	$70,069,747
Distributions reinvested	318,043	2,621,247	612,616	5,082,431
Repurchased	(3,016,418)	(24,901,775)	(9,768,727)	(81,121,847)
Net decrease	(827,298)	$(6,827,989)	(722,325)	$(5,969,669)
Class B shares
Sold	568	$4,682	2,664	$22,682
Distributions reinvested	9,915	81,795	27,731	230,040
Repurchased	(169,587)	(1,404,099)	(539,292)	(4,482,071)
Net decrease	(159,104)	$(1,317,622)	(508,897)	$(4,229,349)
Class C shares
Sold	127,399	$1,057,637	645,446	$5,383,788
Distributions reinvested	158,721	1,314,412	374,998	3,122,400
Repurchased	(1,961,101)	(16,260,716)	(4,600,289)	(38,325,555)
Net decrease	(1,674,981)	$(13,888,667)	(3,579,845)	$(29,819,367)
Class I shares
Sold	1,022,764	$8,440,304	9,105,406	$75,891,988
Distributions reinvested	201,130	1,657,394	716,889	5,942,963
Repurchased	(2,087,432)	(17,232,563)	(19,883,942)	(164,853,257)
Net decrease	(863,538)	$(7,134,865)	(10,061,647)	$(83,018,306)
Class R6 shares
Sold	17,597	$145,635	291,528	$2,429,462
Distributions reinvested	8,537	70,391	32,220	267,134
Repurchased	(139,003)	(1,147,947)	(632,841)	(5,231,587)
Net decrease	(112,869)	$(931,921)	(309,093)	$(2,534,991)
52	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	204,944	$1,691,881	811,739	$6,758,759
Distributions reinvested	81,998	675,294	178,724	1,480,774
Repurchased	(745,387)	(6,161,509)	(1,386,874)	(11,512,445)
Net decrease	(458,445)	$(3,794,334)	(396,411)	$(3,272,912)
Class NAV shares
Sold	723,467	$5,953,798	2,032,562	$16,864,516
Distributions reinvested	1,919,203	15,825,796	4,348,380	36,075,340
Repurchased	(18,593,268)	(154,326,346)	(30,732,931)	(254,249,838)
Net decrease	(15,950,598)	$(132,546,752)	(24,351,989)	$(201,309,982)
Total net decrease	(20,046,833)	$(166,442,150)	(39,930,207)	$(330,154,576)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $338,001,451 and $455,999,279, respectively, for the six months ended February 29, 2020.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2020, funds within the John Hancock group of funds complex held 67.8% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	26.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	13.5%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	12.0%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	11.6%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	53

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	245,829	$2,576,293	$5,897,221	$(6,013,669)	$895	$(267)	$10,653	—	$2,460,473

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Other matters
In or around May 2015, certain John Hancock Funds, including Floating Rate Income Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”). The litigation has now been settled resulting in no payments by the fund. As part of the settlement, the fund received payment of $107,429 representing reimbursement of approximately 73% of the legal fees incurred.
Note 11—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 12—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
54	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

BCSF Advisors, LP ("Bain Capital Credit")

Portfolio Managers

Andrew Carlino
Kim Harris
Nate Whittier

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       56

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105616	328SA 2/20 4/20

John Hancock

International Small Company Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent the markets tumbling during the last week of the period. Prior to the turbulence that ended the period, investors in non-U.S. equities saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered interest rates while governments around the world embarked on plans to launch fiscal stimulus to mitigate supply chain destruction and support economic growth.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
14	Financial statements
17	Financial highlights
22	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The MSCI World ex-USA Small Cap Index is an equity index that captures small cap representation across developed markets countries, excluding the United States.

The MSCI EAFE Small Cap Index (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/29/2020 (%)

TOP 10 HOLDINGS AS OF 2/29/2020 (%)

Ingenico Group SA	0.5
PSP Swiss Property AG	0.4
Pennon Group PLC	0.3
ASM International NV	0.3
Howden Joinery Group PLC	0.3
Bellway PLC	0.3
Travis Perkins PLC	0.3
OSRAM Licht AG	0.3
LANXESS AG	0.3
Rubis SCA	0.3
TOTAL	3.3
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       3

TOP 10 COUNTRIES AS OF 2/29/2020 (%)

Japan	22.9
United Kingdom	15.1
Canada	8.1
Germany	6.1
Australia	6.0
Switzerland	5.7
Italy	4.6
France	4.3
Sweden	3.2
Netherlands	3.1
TOTAL	79.1
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-7.46	1.90	5.38	-4.79	9.85	68.82
Class C1	-4.21	2.15	5.51	-1.17	11.24	70.98
Class I1,2	-2.40	3.18	6.11	0.21	16.94	80.99
Class R6[1,2]	-2.31	3.30	6.20	0.31	17.65	82.42
Class NAV[2]	-2.29	3.31	6.20	0.33	17.70	82.50
Index 1†	-0.97	4.24	6.83	0.11	23.08	93.60
Index 2†	-0.94	4.65	7.57	0.42	25.49	107.42

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.49	2.19	1.19	1.08	1.07
Net (%)	1.39	2.18	1.18	1.07	1.06

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1($)	Index 2 ($)
Class C1,3	2-28-10	17,098	17,098	19,360	20,742
Class I1,2	2-28-10	18,099	18,099	19,360	20,742
Class R6[1,2]	2-28-10	18,242	18,242	19,360	20,742
Class NAV[2]	2-28-10	18,250	18,250	19,360	20,742

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries (excluding the United States).

The MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 6-27-13; Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 8-30-17. Returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,002.20	$ 6.92	1.39%
	Hypothetical example	1,000.00	1,018.00	6.97	1.39%
Class C	Actual expenses/actual returns	1,000.00	997.90	10.78	2.17%
	Hypothetical example	1,000.00	1,014.10	10.87	2.17%
Class I	Actual expenses/actual returns	1,000.00	1,002.10	5.82	1.17%
	Hypothetical example	1,000.00	1,019.00	5.87	1.17%
Class R6	Actual expenses/actual returns	1,000.00	1,003.10	5.28	1.06%
	Hypothetical example	1,000.00	1,019.60	5.32	1.06%
Class NAV	Actual expenses/actual returns	1,000.00	1,003.30	5.23	1.05%
	Hypothetical example	1,000.00	1,019.60	5.27	1.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-29-20 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 97.8%		$720,329,213
(Cost $724,522,341)
Australia 6.0%		43,930,446	6.0%
Austria 1.5%		11,171,535	1.5%
Belgium 1.5%		11,241,401	1.5%
Ackermans & van Haaren NV	9,807	1,407,391	0.2%
OTHER SECURITIES		9,834,010	1.3%
Bermuda 0.0%		160,495	0.0%
Canada 8.1%		59,592,427	8.1%
Pan American Silver Corp. (A)	51,329	32,337	0.0%
Pan American Silver Corp.	81,735	1,617,954	0.2%
Yamana Gold, Inc.	400,291	1,559,711	0.2%
OTHER SECURITIES		56,382,425	7.7%
China 0.1%		974,264	0.1%
Colombia 0.0%		66,923	0.0%
Denmark 2.0%		14,782,706	2.0%
Ambu A/S, Class B	58,087	1,322,892	0.2%
Pandora A/S	39,112	1,762,481	0.3%
Royal Unibrew A/S	18,425	1,594,050	0.2%
SimCorp A/S	15,830	1,528,650	0.2%
OTHER SECURITIES		8,574,633	1.1%
Faeroe Islands 0.0%		16,240	0.0%
Finland 2.4%		17,836,542	2.4%
Huhtamaki OYJ	40,899	1,679,390	0.2%
Kesko OYJ, A Shares	4,516	290,364	0.1%
Kesko OYJ, B Shares	23,294	1,587,379	0.2%
Metso OYJ	39,181	1,275,033	0.2%
Nokian Renkaat OYJ	49,046	1,283,791	0.2%
Orion OYJ, Class A (B)	8,076	315,104	0.1%
Orion OYJ, Class B	42,444	1,693,954	0.2%
OTHER SECURITIES		9,711,527	1.2%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value	% of Net Assets
France 4.3%		$31,554,667	4.3%
Ingenico Group SA	23,409	3,336,463	0.5%
Rexel SA	115,715	1,430,385	0.2%
Rubis SCA	33,982	1,842,826	0.3%
OTHER SECURITIES		24,944,993	3.3%
Gabon 0.0%		43,122	0.0%
Georgia 0.1%		525,954	0.1%
Germany 5.8%		42,636,918	5.8%
Bechtle AG	11,362	1,512,126	0.2%
GEA Group AG	52,007	1,391,648	0.2%
LANXESS AG	34,617	1,842,990	0.3%
OSRAM Licht AG (A)(B)	41,735	1,880,515	0.3%
Rheinmetall AG	17,240	1,600,500	0.2%
OTHER SECURITIES		34,409,139	4.6%
Gibraltar 0.0%		114,684	0.0%
Greece 0.0%		37	0.0%
Greenland 0.0%		24,137	0.0%
Guernsey, Channel Islands 0.0%		70,856	0.0%
Hong Kong 2.3%		16,668,752	2.3%
Ireland 0.5%		4,005,969	0.5%
Isle of Man 0.1%		610,447	0.1%
Israel 1.3%		9,325,543	1.3%
Italy 4.6%		33,651,776	4.6%
Banco BPM SpA (A)	714,718	1,575,114	0.2%
Hera SpA	323,845	1,390,001	0.2%
Prysmian SpA	62,220	1,486,392	0.2%
Unione di Banche Italiane SpA	383,598	1,587,049	0.2%
OTHER SECURITIES		27,613,220	3.8%
Japan 22.9%		168,353,095	22.9%
Jersey, Channel Islands 0.1%		1,107,571	0.1%
Liechtenstein 0.1%		626,898	0.1%
Luxembourg 0.5%		3,799,023	0.5%
Macau 0.0%		110,119	0.0%
Malaysia 0.0%		328,745	0.0%
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Malta 0.1%		$406,824	0.1%
Monaco 0.1%		607,341	0.1%
Netherlands 3.1%		23,099,961	3.1%
Aalberts NV	39,851	1,486,271	0.2%
Altice Europe NV (A)	250,941	1,332,715	0.2%
Altice Europe NV, Class B (A)	13,082	67,908	0.0%
ASM International NV	18,530	2,129,423	0.3%
Euronext NV (C)	20,778	1,732,272	0.2%
IMCD NV	19,362	1,584,478	0.2%
Signify NV (C)	46,186	1,376,177	0.2%
OTHER SECURITIES		13,390,717	1.8%
New Zealand 0.6%		4,164,307	0.6%
Norway 0.9%		6,733,581	0.9%
Peru 0.0%		266,573	0.0%
Philippines 0.0%		11,759	0.0%
Portugal 0.4%		2,819,730	0.4%
Russia 0.1%		754,098	0.1%
Singapore 1.2%		9,184,572	1.2%
South Africa 0.1%		401,502	0.1%
Spain 2.5%		18,512,303	2.5%
Enagas SA	53,906	1,398,731	0.2%
OTHER SECURITIES		17,113,572	2.3%
Sweden 3.2%		23,301,803	3.2%
Switzerland 5.7%		42,203,930	5.7%
Allreal Holding AG (A)	7,369	1,578,342	0.2%
Belimo Holding AG	194	1,268,718	0.2%
Georg Fischer AG	1,642	1,411,232	0.2%
Helvetia Holding AG	11,676	1,555,501	0.2%
PSP Swiss Property AG	18,145	2,685,397	0.4%
VAT Group AG (A)(C)	12,413	1,687,346	0.2%
OTHER SECURITIES		32,017,394	4.3%
Turkey 0.0%		10,248	0.0%
United Arab Emirates 0.0%		25,073	0.0%
United Kingdom 15.1%		110,989,385	15.1%
Bellway PLC	40,150	1,943,121	0.3%
Electrocomponents PLC	178,138	1,397,963	0.2%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value	% of Net Assets
United Kingdom (continued)			15.1%
G4S PLC	572,459	$1,267,534	0.2%
Howden Joinery Group PLC	254,072	2,101,346	0.3%
IMI PLC	101,413	1,312,798	0.2%
Inchcape PLC	179,592	1,342,438	0.2%
Pennon Group PLC	176,255	2,465,191	0.3%
Quilter PLC (C)	801,170	1,522,747	0.2%
Spectris PLC	45,118	1,591,239	0.2%
Tate & Lyle PLC	187,429	1,709,069	0.2%
TP ICAP PLC	277,113	1,307,462	0.2%
Travis Perkins PLC	98,857	1,889,589	0.3%
Vistry Group PLC	86,959	1,439,066	0.2%
OTHER SECURITIES		89,699,822	12.1%

United States 0.5%		3,504,931	0.5%
Preferred securities 0.3%		$2,117,953
(Cost $2,217,677)
Germany 0.3%		2,117,953	0.3%
Rights 0.0%		$563
(Cost $0)
Warrants 0.0%		$377
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 3.7%			$26,867,005
(Cost $26,851,752)
Short-term funds 3.7%			26,867,005	3.7%
John Hancock Collateral Trust (D)	1.6968 (E)	2,684,311	26,867,005	3.7%

Total investments (Cost $753,591,770) 101.8%	$749,315,111	101.8%
Other assets and liabilities, net (1.8%)	(12,907,484)	(1.8)%
Total net assets 100.0%	$736,407,627	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-29-20.
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	63	Long	Mar 2020	$6,088,952	$5,733,945	$(355,007)
						$(355,007)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $764,147,713. Net unrealized depreciation aggregated to $15,187,609, of which $126,576,579 related to gross unrealized appreciation and $141,764,188 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $726,740,018) including $35,009,599 of securities loaned	$722,448,106
Affiliated investments, at value (Cost $26,851,752)	26,867,005
Total investments, at value (Cost $753,591,770)	749,315,111
Cash	9,165,026
Foreign currency, at value (Cost $768,778)	765,458
Collateral held at broker for futures contracts	283,500
Dividends and interest receivable	1,497,688
Receivable for fund shares sold	2,920,851
Receivable for investments sold	331,789
Receivable for securities lending income	75,126
Receivable from affiliates	229
Other assets	44,197
Total assets	764,398,975
Liabilities
Payable for futures variation margin	28,480
Payable for investments purchased	470,261
Payable for fund shares repurchased	450,063
Payable upon return of securities loaned	26,864,216
Payable to affiliates
Accounting and legal services fees	20,654
Transfer agent fees	6,221
Trustees' fees	1,048
Other liabilities and accrued expenses	150,405
Total liabilities	27,991,348
Net assets	$736,407,627
Net assets consist of
Paid-in capital	$741,953,216
Total distributable earnings (loss)	(5,545,589)
Net assets	$736,407,627

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($52,297,845 ÷ 5,387,784 shares)[1]	$9.71
Class C ($1,330,231 ÷ 136,506 shares)[1]	$9.74
Class I ($1,405,791 ÷ 145,045 shares)	$9.69
Class R6 ($60,263,522 ÷ 6,218,429 shares)	$9.69
Class NAV ($621,110,238 ÷ 64,101,432 shares)	$9.69
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Dividends	$7,855,838
Securities lending	620,896
Interest	35,513
Less foreign taxes withheld	(510,568)
Total investment income	8,001,679
Expenses
Investment management fees	3,842,534
Distribution and service fees	91,970
Accounting and legal services fees	73,210
Transfer agent fees	41,150
Trustees' fees	7,204
Custodian fees	212,490
State registration fees	36,302
Printing and postage	31,770
Professional fees	45,558
Other	21,549
Total expenses	4,403,737
Less expense reductions	(53,288)
Net expenses	4,350,449
Net investment income	3,651,230
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,864,998
Affiliated investments	477
Futures contracts	193,514
17,058,989
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(13,905,244)
Affiliated investments	4,827
Futures contracts	(280,232)
(14,180,649)
Net realized and unrealized gain	2,878,340
Increase in net assets from operations	$6,529,570
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$3,651,230	$12,919,712
Net realized gain	17,058,989	17,130,117
Change in net unrealized appreciation (depreciation)	(14,180,649)	(102,151,685)
Increase (decrease) in net assets resulting from operations	6,529,570	(72,101,856)
Distributions to shareholders
From earnings
Class A	(2,279,906)	(4,378,066)
Class C	(49,079)	(128,049)
Class I	(83,748)	(692,856)
Class R6	(2,807,642)	(5,384,532)
Class NAV	(30,025,515)	(41,196,342)
Total distributions	(35,245,890)	(51,779,845)
From fund share transactions	10,237,876	248,045,421
Total increase (decrease)	(18,478,444)	124,163,720
Net assets
Beginning of period	754,886,071	630,722,351
End of period	$736,407,627	$754,886,071
16	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.08	$12.51	$12.33	$10.35	$9.87	$10.79
Net investment income (loss)[2]	0.03 [3]	0.16	0.17	0.15	0.16	0.11
Net realized and unrealized gain (loss) on investments	0.04	(1.66)	0.22	2.03	0.43	(0.91)
Total from investment operations	0.07	(1.50)	0.39	2.18	0.59	(0.80)
Less distributions
From net investment income	(0.20)	(0.12)	(0.21)	(0.20)	(0.11)	(0.12)
From net realized gain	(0.24)	(0.81)	—	—	—	—
Total distributions	(0.44)	(0.93)	(0.21)	(0.20)	(0.11)	(0.12)
Net asset value, end of period	$9.71	$10.08	$12.51	$12.33	$10.35	$9.87
Total return (%)[4,5]	0.22 [6]	(11.32)	3.11	21.56	6.01	(7.42)
Ratios and supplemental data
Net assets, end of period (in millions)	$52	$53	$55	$30	$12	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48 [7]	1.48	1.49	1.50	1.48	1.65
Expenses including reductions	1.39 [7]	1.39	1.39	1.39	1.39	1.63
Net investment income (loss)	0.59 [3,7]	1.49	1.31	1.30	1.62	1.07
Portfolio turnover (%)	10	15	19	13	12	11

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	17

CLASS C SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.09	$12.48	$12.31	$10.34	$9.87	$10.77
Net investment income (loss)[2]	(0.01) [3]	0.07	0.06	0.05	0.07	0.07
Net realized and unrealized gain (loss) on investments	0.02	(1.63)	0.23	2.05	0.44	(0.93)
Total from investment operations	0.01	(1.56)	0.29	2.10	0.51	(0.86)
Less distributions
From net investment income	(0.12)	(0.02)	(0.12)	(0.13)	(0.04)	(0.04)
From net realized gain	(0.24)	(0.81)	—	—	—	—
Total distributions	(0.36)	(0.83)	(0.12)	(0.13)	(0.04)	(0.04)
Net asset value, end of period	$9.74	$10.09	$12.48	$12.31	$10.34	$9.87
Total return (%)[4,5]	(0.21) [6]	(11.95)	2.31	20.54	5.16	(7.97)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$2	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.18 [7]	2.18	2.19	2.20	2.18	3.13
Expenses including reductions	2.17 [7]	2.17	2.18	2.19	2.17	2.35
Net investment income (loss)	(0.17) [3,7]	0.66	0.44	0.49	0.73	0.65
Portfolio turnover (%)	10	15	19	13	12	11

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
18	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.08	$12.51	$12.33	$10.35	$9.88	$10.79
Net investment income (loss)[2]	0.05 [3]	0.13	0.09	0.17	0.12	0.18
Net realized and unrealized gain (loss) on investments	0.03	(1.60)	0.33	2.04	0.49	(0.93)
Total from investment operations	0.08	(1.47)	0.42	2.21	0.61	(0.75)
Less distributions
From net investment income	(0.23)	(0.15)	(0.24)	(0.23)	(0.14)	(0.16)
From net realized gain	(0.24)	(0.81)	—	—	—	—
Total distributions	(0.47)	(0.96)	(0.24)	(0.23)	(0.14)	(0.16)
Net asset value, end of period	$9.69	$10.08	$12.51	$12.33	$10.35	$9.88
Total return (%)[4]	0.21 [5]	(11.07)	3.32	21.82	6.26	(6.92)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$6	$51	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18 [6]	1.19	1.19	1.18	1.17	2.72
Expenses including reductions	1.17 [6]	1.19	1.18	1.18	1.16	1.23
Net investment income (loss)	0.89 [3,6]	1.24	0.75	1.55	1.28	1.76
Portfolio turnover (%)	10	15	19	13	12	11

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	19

CLASS R6 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$10.08	$12.51	$12.33	$12.21
Net investment income (loss)[3]	0.05 [4]	0.19	0.28	— [5]
Net realized and unrealized gain (loss) on investments	0.04	(1.65)	0.15	0.12
Total from investment operations	0.09	(1.46)	0.43	0.12
Less distributions
From net investment income	(0.24)	(0.16)	(0.25)	—
From net realized gain	(0.24)	(0.81)	—	—
Total distributions	(0.48)	(0.97)	(0.25)	—
Net asset value, end of period	$9.69	$10.08	$12.51	$12.33
Total return (%)[6]	0.31 [7]	(10.97)	3.41	0.98 [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$61	$68	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07 [9]	1.08	1.10	1.09 [9]
Expenses including reductions	1.06 [9]	1.07	1.09	1.08 [9]
Net investment income (loss)	0.92 [4,9]	1.80	2.17	10.62 [9]
Portfolio turnover (%)	10	15	19	13 [10]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
20	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.08	$12.51	$12.33	$10.35	$9.88	$10.80
Net investment income (loss)[2]	0.05 [3]	0.21	0.20	0.18	0.18	0.17
Net realized and unrealized gain (loss) on investments	0.04	(1.67)	0.23	2.04	0.44	(0.92)
Total from investment operations	0.09	(1.46)	0.43	2.22	0.62	(0.75)
Less distributions
From net investment income	(0.24)	(0.16)	(0.25)	(0.24)	(0.15)	(0.17)
From net realized gain	(0.24)	(0.81)	—	—	—	—
Total distributions	(0.48)	(0.97)	(0.25)	(0.24)	(0.15)	(0.17)
Net asset value, end of period	$9.69	$10.08	$12.51	$12.33	$10.35	$9.88
Total return (%)[4]	0.33 [5]	(10.96)	3.42	21.96	6.36	(6.87)
Ratios and supplemental data
Net assets, end of period (in millions)	$621	$637	$499	$531	$532	$700
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06 [6]	1.07	1.08	1.08	1.05	1.06
Expenses including reductions	1.05 [6]	1.06	1.07	1.07	1.05	1.05
Net investment income (loss)	0.93 [3,6]	1.97	1.56	1.61	1.79	1.66
Portfolio turnover (%)	10	15	19	13	12	11

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs,
22	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$43,930,446	$404,313	$43,396,766	$129,367
Austria	11,171,535	—	11,171,535	—
Belgium	11,241,401	—	11,241,401	—
Bermuda	160,495	—	160,495	—
Canada	59,592,427	59,590,891	11	1,525
China	974,264	—	974,264	—
Colombia	66,923	66,923	—	—
Denmark	14,782,706	—	14,782,706	—
Faeroe Islands	16,240	—	16,240	—
Finland	17,836,542	—	17,836,542	—
France	31,554,667	—	31,554,667	—
Gabon	43,122	—	43,122	—
Georgia	525,954	—	525,954	—
Germany	42,636,918	—	42,636,918	—
Gibraltar	114,684	—	114,684	—
Greece	37	—	—	37
Greenland	24,137	—	24,137	—
Guernsey, Channel Islands	70,856	—	70,856	—
Hong Kong	16,668,752	19,076	16,492,059	157,617
Ireland	4,005,969	—	4,002,430	3,539
Isle of Man	610,447	—	610,447	—
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	23

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Israel	$9,325,543	$34,900	$9,290,643	—
Italy	33,651,776	—	33,651,755	$21
Japan	168,353,095	—	168,235,302	117,793
Jersey, Channel Islands	1,107,571	—	1,107,571	—
Liechtenstein	626,898	—	626,898	—
Luxembourg	3,799,023	—	3,799,023	—
Macau	110,119	—	110,119	—
Malaysia	328,745	—	328,745	—
Malta	406,824	—	406,824	—
Monaco	607,341	523,793	83,548	—
Netherlands	23,099,961	—	23,099,961	—
New Zealand	4,164,307	—	4,164,307	—
Norway	6,733,581	—	6,733,581	—
Peru	266,573	—	266,573	—
Philippines	11,759	—	11,759	—
Portugal	2,819,730	—	2,819,730	—
Russia	754,098	—	754,098	—
Singapore	9,184,572	—	9,027,945	156,627
South Africa	401,502	1,036	400,466	—
Spain	18,512,303	—	18,512,303	—
Sweden	23,301,803	—	23,301,803	—
Switzerland	42,203,930	—	42,203,930	—
Turkey	10,248	—	10,248	—
United Arab Emirates	25,073	—	25,073	—
United Kingdom	110,989,385	—	110,975,335	14,050
United States	3,504,931	1,786,372	1,718,559	—
Preferred securities	2,117,953	—	2,117,953	—
Rights	563	563	—	—
Warrants	377	377	—	—
Short-term investments	26,867,005	26,867,005	—	—
Total investments in securities	$749,315,111	$89,295,249	$659,439,286	$580,576
Derivatives:
Liabilities
Futures	$(355,007)	$(355,007)	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
24	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2020, the fund loaned securities valued at $35,009,599 and received $26,864,216 of cash collateral.
In addition, non-cash collateral of approximately $13,412,508 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund's net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	25

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020 were $1,795.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies, wash sale loss deferrals and characterization of distributions.
26	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 29, 2020, the fund used futures contracts to gain exposure to certain securities and as a substitute for securities purchased. The fund held futures contracts with USD notional values ranging from $3.8 million to $5.7 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 29, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin	Futures [1]	—	$(355,007)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	27

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$193,514
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$(280,232)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to 0.950% of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.39% of average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A shares” means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary
28	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

course of the fund’s business, (e) underlying fund expenses (acquired fund fees), and (f) short dividend expense. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$24,764
Class C	57
Class I	81
Class	Expense reduction
Class R6	$2,456
Class NAV	25,930
Total	$53,288

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.94% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $42,989 for the six months ended February 29, 2020. Of this amount, $7,438 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $35,551 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, CDSCs received by the Distributor amounted to $805 and $17 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	29

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$84,446	$34,635
Class C	7,524	926
Class I	—	1,322
Class R6	—	4,267
Total	$91,970	$41,150
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$5,046,764	25	1.633%	($5,725)
Lender	2,800,000	3	1.550%	362
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	613,947	$6,637,649	1,702,290	$18,208,547
Distributions reinvested	208,021	2,279,906	472,793	4,378,066
Repurchased	(659,759)	(7,117,663)	(1,357,548)	(14,231,291)
Net increase	162,209	$1,799,892	817,535	$8,355,322
30	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class C shares
Sold	2,854	$31,088	39,241	$423,507
Distributions reinvested	4,453	49,079	13,739	128,049
Repurchased	(17,271)	(186,098)	(69,362)	(735,033)
Net decrease	(9,964)	$(105,931)	(16,382)	$(183,477)
Class I shares
Sold	18,983	$203,602	397,232	$4,334,451
Distributions reinvested	7,655	83,748	74,984	692,855
Repurchased	(124,219)	(1,338,840)	(723,798)	(7,542,028)
Net decrease	(97,581)	$(1,051,490)	(251,582)	$(2,514,722)
Class R6 shares
Sold	843,738	$9,081,845	1,880,466	$19,871,075
Distributions reinvested	256,640	2,807,642	582,742	5,384,532
Repurchased	(957,281)	(10,266,930)	(1,836,628)	(19,333,172)
Net increase	143,097	$1,622,557	626,580	$5,922,435
Class NAV shares
Sold	6,691,037	$70,568,741	21,578,403	$224,577,480
Distributions reinvested	2,744,563	30,025,515	4,458,479	41,196,342
Repurchased	(8,534,912)	(92,621,408)	(2,740,238)	(29,307,959)
Net increase	900,688	$7,972,848	23,296,644	$236,465,863
Total net increase	1,098,449	$10,237,876	24,472,795	$248,045,421
Affiliates of the fund owned 100% of shares of Class NAV on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $76,170,685 and $103,130,044, respectively, for the six months ended February 29, 2020.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2020, funds within the John Hancock group of funds complex held 84.3% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	31.3%
JHF II Multimanager Lifestyle Balanced Portfolio	17.8%
JHF II Multimanager Lifestyle Aggressive Portfolio	14.2%
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	31

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,684,311	$40,254,443	$57,712,992	$(71,105,734)	$477	$4,827	$620,896	—	$26,867,005

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
32	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Dimensional Fund Advisors LP

Portfolio Managers

Jed S. Fogdall
Mary T. Phillips, CFA
Arun Keswani, CFA
Bhanu P. Singh

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105629	424SA 2/20 4/20

John Hancock

New Opportunities Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the last week of the period. Prior to the turbulence that ended the period, investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered short-term interest rates while lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
24	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

Prior to September 6, 2019, the fund's primary benchmark was the Russell 2000 Index. Effective September 6, 2019, the fund's primary benchmark index is the Russell 2000 Growth Index. The Russell 2000 Growth Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary. Class NAV shares ceased operations on 3-13-19.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/29/2020 (%)

TOP 10 HOLDINGS AS OF 2/29/2020 (%)

HubSpot, Inc.	2.4
Syneos Health, Inc.	2.4
Catalent, Inc.	2.3
Rapid7, Inc.	2.2
Paylocity Holding Corp.	2.2
Grand Canyon Education, Inc.	2.1
RBC Bearings, Inc.	2.1
QTS Realty Trust, Inc., Class A	2.0
Mimecast, Ltd.	1.9
Cardiovascular Systems, Inc.	1.9
TOTAL	21.5
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-12.79	2.05	8.92	-7.15	10.70	134.92
Class C1	-9.75	2.42	9.11	-3.56	12.68	139.10
Class I1,2	-7.95	3.40	9.63	-2.12	18.21	150.85
Class R1[1,2]	-8.52	2.89	9.36	-2.42	15.32	144.71
Class R2[1,2]	-8.12	3.21	9.53	-2.21	17.13	148.55
Class R3[1,2]	-8.40	2.97	9.41	-2.36	15.78	145.69
Class R4[1,2]	-8.00	3.35	9.60	-2.12	17.89	150.16
Class R6[1,2]	-7.87	3.49	9.68	-2.07	18.70	151.88
Class 1[2]	-7.89	3.46	9.63	-2.06	18.54	150.78
Index 1†	-0.72	6.48	12.07	1.37	36.90	212.61
Index 2†	-4.92	5.12	10.41	-0.52	28.38	169.32

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R6 and Class 1.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6	Class 1
Gross (%)	1.20	1.95	0.95	1.59	1.34	1.49	1.19	0.84	0.88
Net (%)	1.19	1.94	0.94	1.58	1.33	1.48	1.08	0.83	0.87

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 2000 Growth Index; Index 2 is the Russell 2000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock New Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-28-10	23,910	23,910	31,261	26,932
Class I1,2	2-28-10	25,085	25,085	31,261	26,932
Class R1[1,2]	2-28-10	24,471	24,471	31,261	26,932
Class R2[1,2]	2-28-10	24,855	24,855	31,261	26,932
Class R3[1,2]	2-28-10	24,569	24,569	31,261	26,932
Class R4[1,2]	2-28-10	25,016	25,016	31,261	26,932
Class R6[1,2]	2-28-10	25,188	25,188	31,261	26,932
Class 1[2]	2-28-10	25,078	25,078	31,261	26,932

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Prior to September 6, 2019, the fund's primary benchmark was the Russell 2000 Index. Effective September 6, 2019, the fund's primary benchmark index is the Russell 2000 Growth Index. The Russell 2000 Growth Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

Footnotes related to performance pages

1	Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary. Class NAV shares ceased operations on 3-13-19.
2	For certain type of investors as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 977.40	$5.90	1.20%
	Hypothetical example	1,000.00	1,018.90	6.02	1.20%
Class C	Actual expenses/actual returns	1,000.00	973.80	9.57	1.95%
	Hypothetical example	1,000.00	1,015.20	9.77	1.95%
Class I	Actual expenses/actual returns	1,000.00	978.80	4.62	0.94%
	Hypothetical example	1,000.00	1,020.20	4.72	0.94%
Class R1	Actual expenses/actual returns	1,000.00	975.80	7.71	1.57%
	Hypothetical example	1,000.00	1,017.10	7.87	1.57%
Class R2	Actual expenses/actual returns	1,000.00	977.90	5.61	1.14%
	Hypothetical example	1,000.00	1,019.20	5.72	1.14%
Class R3	Actual expenses/actual returns	1,000.00	976.40	7.03	1.43%
	Hypothetical example	1,000.00	1,017.80	7.17	1.43%
Class R4	Actual expenses/actual returns	1,000.00	978.80	4.87	0.99%
	Hypothetical example	1,000.00	1,019.90	4.97	0.99%
Class R6	Actual expenses/actual returns	1,000.00	979.30	4.13	0.84%
	Hypothetical example	1,000.00	1,020.70	4.22	0.84%
Class 1	Actual expenses/actual returns	1,000.00	979.40	4.28	0.87%
	Hypothetical example	1,000.00	1,020.50	4.37	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

Fund’s investments
AS OF 2-29-20 (unaudited)
	Shares	Value
Common stocks 98.3%		$279,358,315
(Cost $258,422,042)
Communication services 0.0%		480
Media 0.0%
Media General, Inc. (A)(B)	5,000	480
Consumer discretionary 12.5%		35,537,666
Auto components 2.6%
Dorman Products, Inc. (B)	36,706	2,225,852
Fox Factory Holding Corp. (B)	82,396	5,223,906
Distributors 1.3%
Pool Corp.	17,995	3,796,225
Diversified consumer services 2.1%
Grand Canyon Education, Inc. (B)	76,005	6,132,083
Hotels, restaurants and leisure 2.2%
Churchill Downs, Inc.	30,225	3,797,469
Chuy's Holdings, Inc. (B)	110,260	2,363,974
Multiline retail 0.7%
Ollie's Bargain Outlet Holdings, Inc. (B)	38,703	1,968,822
Specialty retail 2.7%
Five Below, Inc. (B)	49,218	4,771,685
Lithia Motors, Inc., Class A	23,351	2,782,505
Textiles, apparel and luxury goods 0.9%
Oxford Industries, Inc.	40,986	2,475,145
Consumer staples 1.8%		5,157,863
Food and staples retailing 1.8%
Performance Food Group Company (B)	79,146	3,355,790
PriceSmart, Inc.	32,359	1,802,073
Energy 0.7%		2,084,939
Oil, gas and consumable fuels 0.7%
Matador Resources Company (B)	216,280	2,084,939
Financials 7.4%		21,122,745
Banks 3.7%
Ameris Bancorp	112,960	3,860,973
Atlantic Union Bankshares Corp.	85,144	2,532,183
Pinnacle Financial Partners, Inc.	77,304	4,069,283
Capital markets 2.4%
Houlihan Lokey, Inc.	87,362	4,474,682
Stifel Financial Corp.	42,201	2,297,422
8	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.0%
Encore Capital Group, Inc. (B)	76,048	$2,825,944
Diversified financial services 0.0%
First Eagle Private Credit LLC (A)(B)	16,196	3,911
Insurance 0.3%
Heritage Insurance Holdings, Inc.	94,834	1,058,347
Health care 31.8%		90,259,631
Biotechnology 9.8%
Aimmune Therapeutics, Inc. (B)	124,515	2,964,702
Amicus Therapeutics, Inc. (B)	327,330	3,124,365
Arena Pharmaceuticals, Inc. (B)	79,596	3,549,982
Biohaven Pharmaceutical Holding Company, Ltd. (B)	76,028	3,357,396
Global Blood Therapeutics, Inc. (B)	61,166	3,912,177
Retrophin, Inc. (B)	200,503	3,106,794
Veracyte, Inc. (B)	133,423	3,294,214
Vericel Corp. (B)	296,578	4,579,164
Health care equipment and supplies 11.1%
AtriCure, Inc. (B)	137,619	5,287,322
Cardiovascular Systems, Inc. (B)	141,579	5,326,202
CryoLife, Inc. (B)	59,465	1,524,088
Globus Medical, Inc., Class A (B)	111,812	5,057,257
ICU Medical, Inc. (B)	19,940	3,904,451
Integra LifeSciences Holdings Corp. (B)	69,564	3,624,284
Quidel Corp. (B)	40,056	3,093,925
Wright Medical Group NV (B)	124,496	3,766,003
Health care providers and services 1.6%
Acadia Healthcare Company, Inc. (B)	53,010	1,569,096
LHC Group, Inc. (B)	24,905	3,024,961
MedCath Corp. (A)(B)	4,104	2,052
Health care technology 1.2%
HMS Holdings Corp. (B)	147,713	3,392,968
Life sciences tools and services 2.4%
Syneos Health, Inc. (B)	104,806	6,639,380
Pharmaceuticals 5.7%
Catalent, Inc. (B)	127,052	6,546,990
GW Pharmaceuticals PLC, ADR (B)	31,924	3,266,144
Horizon Therapeutics PLC (B)	105,975	3,626,465
Zogenix, Inc. (B)	108,423	2,719,249
Industrials 17.1%		48,514,161
Aerospace and defense 1.3%
AAR Corp.	107,012	3,697,265
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

	Shares	Value
Industrials (continued)
Building products 0.4%
JELD-WEN Holding, Inc. (B)	65,063	$1,223,184
Commercial services and supplies 1.9%
Ritchie Brothers Auctioneers, Inc.	133,839	5,313,408
Construction and engineering 0.3%
Dycom Industries, Inc. (B)	27,370	809,057
Electrical equipment 0.8%
Thermon Group Holdings, Inc. (B)	120,247	2,112,740
Machinery 7.2%
Helios Technologies, Inc.	45,622	1,813,475
John Bean Technologies Corp.	37,832	3,664,408
RBC Bearings, Inc. (B)	35,340	6,049,855
Spartan Motors, Inc.	274,484	4,048,639
Woodward, Inc.	47,984	4,951,949
Professional services 2.8%
Exponent, Inc.	69,837	5,143,495
Forrester Research, Inc. (B)	80,075	2,887,505
Road and rail 0.7%
Knight-Swift Transportation Holdings, Inc.	65,661	2,097,212
Trading companies and distributors 1.7%
SiteOne Landscape Supply, Inc. (B)	47,375	4,701,969
Information technology 18.3%		51,925,378
Electronic equipment, instruments and components 1.3%
Rogers Corp. (B)	31,315	3,632,540
IT services 2.7%
ExlService Holdings, Inc. (B)	41,715	3,114,025
Virtusa Corp. (B)	100,684	4,441,171
Semiconductors and semiconductor equipment 4.8%
Cabot Microelectronics Corp.	20,474	2,851,619
Entegris, Inc.	63,943	3,409,441
MACOM Technology Solutions Holdings, Inc. (B)	87,838	2,219,666
Power Integrations, Inc.	33,760	2,938,808
Silicon Laboratories, Inc. (B)	26,715	2,369,086
Software 9.5%
Bottomline Technologies DE, Inc. (B)	52,514	2,325,320
HubSpot, Inc. (B)	38,108	6,838,481
Mimecast, Ltd. (B)	135,581	5,367,652
Paylocity Holding Corp. (B)	47,672	6,174,477
Rapid7, Inc. (B)	134,840	6,243,092
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials 3.7%		$10,487,149
Chemicals 3.7%
Balchem Corp.	41,773	3,945,878
PolyOne Corp.	152,698	3,780,802
Quaker Chemical Corp.	17,519	2,760,469
Real estate 5.0%		14,268,303
Equity real estate investment trusts 5.0%
Easterly Government Properties, Inc.	138,335	3,288,223
QTS Realty Trust, Inc., Class A	101,265	5,688,055
STAG Industrial, Inc.	189,136	5,292,025

	Yield (%)	Shares	Value
Short-term investments 2.3%			$6,387,748
(Cost $6,387,748)
Short-term funds 2.3%			6,387,748
State Street Institutional Treasury Money Market Fund, Premier Class	1.5045(C)	6,387,748	6,387,748

Total investments (Cost $264,809,790) 100.6%	$285,746,063
Other assets and liabilities, net (0.6%)	(1,648,098)
Total net assets 100.0%	$284,097,965

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 2-29-20.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $265,855,796. Net unrealized appreciation aggregated to $19,890,267, of which $35,774,140 related to gross unrealized appreciation and $15,883,873 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $264,809,790)	$285,746,063
Dividends and interest receivable	80,606
Receivable for fund shares sold	12,816
Receivable for investments sold	822,532
Other assets	51,747
Total assets	286,713,764
Liabilities
Due to custodian	34,009
Payable for investments purchased	1,465,849
Payable for fund shares repurchased	991,240
Payable to affiliates
Accounting and legal services fees	7,683
Transfer agent fees	26,034
Distribution and service fees	168
Trustees' fees	960
Other liabilities and accrued expenses	89,856
Total liabilities	2,615,799
Net assets	$284,097,965
Net assets consist of
Paid-in capital	$268,059,505
Total distributable earnings (loss)	16,038,460
Net assets	$284,097,965

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($240,098,861 ÷ 11,431,112 shares)[1]	$21.00
Class C ($3,477,632 ÷ 172,214 shares)[1]	$20.19
Class I ($9,321,934 ÷ 442,344 shares)	$21.07
Class R1 ($368,900 ÷ 17,737 shares)	$20.80
Class R2 ($46,669 ÷ 2,219 shares)	$21.03
Class R3 ($73,391 ÷ 3,511 shares)	$20.90
Class R4 ($48,222 ÷ 2,290 shares)	$21.06
Class R6 ($123,934 ÷ 5,878 shares)	$21.08
Class 1 ($30,538,422 ÷ 1,436,499 shares)	$21.26
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$22.11

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Dividends	$846,060
Interest	46,675
Less foreign taxes withheld	(8,226)
Total investment income	884,509
Expenses
Investment management fees	1,168,710
Distribution and service fees	365,275
Accounting and legal services fees	28,849
Transfer agent fees	173,104
Trustees' fees	3,130
Custodian fees	51,320
State registration fees	65,570
Printing and postage	33,719
Professional fees	52,483
Other	16,968
Total expenses	1,959,128
Less expense reductions	(107,574)
Net expenses	1,851,554
Net investment loss	(967,045)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	5,236,098
5,236,098
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(9,462,321)
(9,462,321)
Net realized and unrealized loss	(4,226,223)
Decrease in net assets from operations	$(5,193,268)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(967,045)	$854,313
Net realized gain	5,236,098	23,214,100
Change in net unrealized appreciation (depreciation)	(9,462,321)	(109,920,422)
Decrease in net assets resulting from operations	(5,193,268)	(85,852,009)
Distributions to shareholders
From earnings
Class A	(8,902,622)	(46,343,706)
Class C	(142,651)	(1,235,586)
Class I	(342,902)	(1,987,882)
Class R1	(13,318)	(57,184)
Class R2	(1,716)	(9,002)
Class R3	(2,771)	(12,095)
Class R4	(1,758)	(7,668)
Class R5[1]	—	(7,341)
Class R6	(4,472)	(237,404)
Class 1	(1,162,716)	(7,701,038)
Class NAV[1]	—	(25,256,897)
Total distributions	(10,574,926)	(82,855,803)
From fund share transactions	(20,990,175)	(130,280,622)
Total decrease	(36,758,369)	(298,988,434)
Net assets
Beginning of period	320,856,334	619,844,768
End of period	$284,097,965	$320,856,334

[1]	Class NAV and Class R5 shares were fully redeemed on 03-13-19 and 10-29-19, respectively.
14	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$22.20	$31.99	$27.28	$24.38	$25.43	$27.07
Net investment income (loss)[3]	(0.07)	0.02	0.01	0.01	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(0.35)	(5.49)	6.75	2.98	1.15	(1.63)
Total from investment operations	(0.42)	(5.47)	6.76	2.99	1.16	(1.64)
Less distributions
From net investment income	—	(0.01)	(0.03)	(0.02)	—	—
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(0.78)	(4.32)	(2.05)	(0.09)	(2.21)	—
Net asset value, end of period	$21.00	$22.20	$31.99	$27.28	$24.38	$25.43
Total return (%)[4,5]	(2.26) [6]	(15.32)	25.66	12.27	5.17	(6.06) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$240	$264	$352	$297	$299	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26 [8]	1.42	1.40	1.42	1.54	1.62 [8]
Expenses including reductions	1.20 [8]	1.20	1.20	1.21	1.22	1.44 [8]
Net investment income (loss)	(0.64) [8]	0.08	0.02	0.05	0.06	(0.12) [8]
Portfolio turnover (%)	12	73	52	41	49 [9]	78 [10]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class A shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	15

CLASS C SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$21.45	$31.27	$26.86	$24.15	$25.39	$27.07
Net investment loss[3]	(0.15)	(0.15)	(0.19)	(0.17)	(0.15)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.33)	(5.36)	6.62	2.95	1.12	(1.62)
Total from investment operations	(0.48)	(5.51)	6.43	2.78	0.97	(1.68)
Less distributions
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)	—
Net asset value, end of period	$20.19	$21.45	$31.27	$26.86	$24.15	$25.39
Total return (%)[4,5]	(2.62) [6]	(15.90)	24.76	11.52	4.38	(6.21) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$9	$20	$21	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01 [8]	2.13	2.10	2.12	2.24	2.31 [8]
Expenses including reductions	1.95 [8]	1.91	1.90	1.91	1.93	2.14 [8]
Net investment loss	(1.39) [8]	(0.63)	(0.68)	(0.65)	(0.64)	(0.83) [8]
Portfolio turnover (%)	12	73	52	41	49 [9]	78 [10]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class C shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
16	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$22.24	$32.07	$27.33	$24.41	$25.45	$27.07
Net investment income (loss)[3]	(0.04)	0.09	0.09	0.10	0.09	0.01
Net realized and unrealized gain (loss) on investments	(0.35)	(5.51)	6.78	2.98	1.15	(1.63)
Total from investment operations	(0.39)	(5.42)	6.87	3.08	1.24	(1.62)
Less distributions
From net investment income	—	(0.10)	(0.11)	(0.09)	(0.07)	—
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(0.78)	(4.41)	(2.13)	(0.16)	(2.28)	—
Net asset value, end of period	$21.07	$22.24	$32.07	$27.33	$24.41	$25.45
Total return (%)[4]	(2.12) [5]	(15.08)	26.06	12.61	5.50	(5.98) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$10	$15	$11	$9	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [7]	1.14	1.11	1.11	1.23	1.30 [7]
Expenses including reductions	0.94 [7]	0.90	0.90	0.90	0.92	1.13 [7]
Net investment income (loss)	(0.38) [7]	0.38	0.32	0.38	0.37	0.18 [7]
Portfolio turnover (%)	12	73	52	41	49 [8]	78 [9]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class I shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	17

CLASS R1 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$22.03	$31.86	$27.24	$24.35	$25.42	$27.07
Net investment loss[3]	(0.12)	(0.07)	(0.09)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.33)	(5.45)	6.74	2.97	1.16	(1.63)
Total from investment operations	(0.45)	(5.52)	6.65	2.96	1.14	(1.65)
Less distributions
From net investment income	—	—	(0.01)	—	—	—
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(0.78)	(4.31)	(2.03)	(0.07)	(2.21)	—
Net asset value, end of period	$20.80	$22.03	$31.86	$27.24	$24.35	$25.42
Total return (%)[4]	(2.42) [5]	(15.60)	25.23	12.16	5.09	(6.10) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.64 [7]	1.77	1.72	1.52	1.64	1.71 [7]
Expenses including reductions	1.57 [7]	1.55	1.52	1.31	1.42	1.63 [7]
Net investment loss	(1.02) [7]	(0.27)	(0.29)	(0.04)	(0.07)	(0.32) [7]
Portfolio turnover (%)	12	73	52	41	49 [8]	78 [9]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R1 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
18	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$22.22	$32.02	$27.30	$24.41	$25.44	$27.07
Net investment income (loss)[3]	(0.07)	0.04	0.04	0.03	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	(0.34)	(5.49)	6.76	2.98	1.16	(1.62)
Total from investment operations	(0.41)	(5.45)	6.80	3.01	1.20	(1.63)
Less distributions
From net investment income	—	(0.04)	(0.06)	(0.05)	(0.02)	—
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(0.78)	(4.35)	(2.08)	(0.12)	(2.23)	—
Net asset value, end of period	$21.03	$22.22	$32.02	$27.30	$24.41	$25.44
Total return (%)[4]	(2.21) [5]	(15.23)	25.78	12.34	5.34	(6.02) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21 [7]	1.33	1.29	1.33	1.39	1.46 [7]
Expenses including reductions	1.14 [7]	1.11	1.09	1.12	1.17	1.38 [7]
Net investment income (loss)	(0.59) [7]	0.18	0.14	0.13	0.17	(0.07) [7]
Portfolio turnover (%)	12	73	52	41	49 [8]	78 [9]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R2 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	19

CLASS R3 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$22.12	$31.92	$27.23	$24.35	$25.42	$27.07
Net investment loss[3]	(0.10)	(0.03)	(0.03)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.34)	(5.46)	6.74	2.96	1.16	(1.63)
Total from investment operations	(0.44)	(5.49)	6.71	2.95	1.14	(1.65)
Less distributions
From net investment income	—	—	— [4]	—	—	—
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)	—
Net asset value, end of period	$20.90	$22.12	$31.92	$27.23	$24.35	$25.42
Total return (%)[5]	(2.36) [6]	(15.46)	25.50	12.12	5.09	(6.10) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50 [8]	1.61	1.53	1.53	1.64	1.71 [8]
Expenses including reductions	1.43 [8]	1.39	1.33	1.32	1.42	1.63 [8]
Net investment loss	(0.87) [8]	(0.11)	(0.10)	(0.06)	(0.07)	(0.32) [8]
Portfolio turnover (%)	12	73	52	41	49 [9]	78 [10]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R3 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
20	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$22.23	$32.05	$27.34	$24.41	$25.44	$27.07
Net investment income (loss)[3]	(0.05)	0.08	0.08	0.12	0.07	— [4]
Net realized and unrealized gain (loss) on investments	(0.34)	(5.51)	6.75	2.95	1.16	(1.63)
Total from investment operations	(0.39)	(5.43)	6.83	3.07	1.23	(1.63)
Less distributions
From net investment income	—	(0.08)	(0.10)	(0.07)	(0.05)	—
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(0.78)	(4.39)	(2.12)	(0.14)	(2.26)	—
Net asset value, end of period	$21.06	$22.23	$32.05	$27.34	$24.41	$25.44
Total return (%)[5]	(2.12) [6]	(15.11)	25.92	12.55	5.46	(6.02) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$1	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15 [8]	1.28	1.35	1.27	1.39	1.46 [8]
Expenses including reductions	0.99 [8]	0.96	0.96	0.95	1.07	1.28 [8]
Net investment income (loss)	(0.43) [8]	0.33	0.27	0.46	0.28	0.03 [8]
Portfolio turnover (%)	12	73	52	41	49 [9]	78 [10]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R4 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	21

CLASS R6 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$22.24	$32.07	$27.34	$24.40	$25.46	$27.07
Net investment income (loss)[3]	(0.03)	0.11	0.12	0.12	0.10	0.01
Net realized and unrealized gain (loss) on investments	(0.35)	(5.51)	6.77	2.99	1.14	(1.62)
Total from investment operations	(0.38)	(5.40)	6.89	3.11	1.24	(1.61)
Less distributions
From net investment income	—	(0.12)	(0.14)	(0.10)	(0.09)	—
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(0.78)	(4.43)	(2.16)	(0.17)	(2.30)	—
Net asset value, end of period	$21.08	$22.24	$32.07	$27.34	$24.40	$25.46
Total return (%)[4]	(2.07) [5]	(14.99)	26.16	12.73	5.52	(5.95) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$2	$2	$2	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91 [7]	1.03	1.00	1.02	1.14	1.21 [7]
Expenses including reductions	0.84 [7]	0.81	0.80	0.80	0.90	1.11 [7]
Net investment income (loss)	(0.27) [7]	0.45	0.42	0.46	0.41	0.19 [7]
Portfolio turnover (%)	12	73	52	41	49 [8]	78 [9]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R6 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
22	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$22.42	$32.29	$27.51	$24.56	$25.59	$30.84
Net investment income (loss)[2]	(0.04)	0.11	0.11	0.11	0.09	0.07
Net realized and unrealized gain (loss) on investments	(0.34)	(5.56)	6.82	3.01	1.17	(0.67)
Total from investment operations	(0.38)	(5.45)	6.93	3.12	1.26	(0.60)
Less distributions
From net investment income	—	(0.11)	(0.13)	(0.10)	(0.08)	(0.03)
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)	(4.62)
Total distributions	(0.78)	(4.42)	(2.15)	(0.17)	(2.29)	(4.65)
Net asset value, end of period	$21.26	$22.42	$32.29	$27.51	$24.56	$25.59
Total return (%)[3]	(2.06) [4]	(15.04)	26.10	12.71	5.56	(2.44)
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$42	$59	$56	$55	$62
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94 [5]	1.06	1.04	1.05	1.17	1.13
Expenses including reductions	0.87 [5]	0.84	0.84	0.84	0.95	1.05
Net investment income (loss)	(0.32) [5]	0.44	0.38	0.43	0.40	0.25
Portfolio turnover (%)	12	73	52	41	49 [6]	78

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	23

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
All Class R5 shares were redeemed on October 29, 2019.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
24	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$480	—	—	$480
Consumer discretionary	35,537,666	$35,537,666	—	—
Consumer staples	5,157,863	5,157,863	—	—
Energy	2,084,939	2,084,939	—	—
Financials	21,122,745	21,118,834	—	3,911
Health care	90,259,631	90,257,579	—	2,052
Industrials	48,514,161	48,514,161	—	—
Information technology	51,925,378	51,925,378	—	—
Materials	10,487,149	10,487,149	—	—
Real estate	14,268,303	14,268,303	—	—
Short-term investments	6,387,748	6,387,748	—	—
Total investments in securities	$285,746,063	$285,739,620	—	$6,443
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	25

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020 were $1,441.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
26	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. Effective September 6, 2019, the fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.770% of the first $50 million of the fund’s aggregate daily net assets; (b) 0.740% of the next $50 million of the fund’s aggregate daily net assets; (c) 0.720% of the next $300 million of the fund’s aggregate daily net assets and (d) 0.720% on all asset levels when aggregate net assets exceed $400 million. Aggregate net assets include the net assets of the fund and a portion of the net assets of Small Cap Opportunities Trust, a series of John Hancock Variable Investment Trust, managed by GW&K Investment Management, LLC. Prior to September 6, 2019, the fund paid a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.900% of the first $2 billion of the fund’s aggregate daily net assets; and (b) 0.850% of the fund’s aggregate daily net assets in excess of $2 billion. Aggregate net assets included the net assets of the fund and Small Cap Opportunities Trust, a series of John Hancock Variable Investment Trust. The Advisor has a subadvisory agreement GW&K Investment Management, LLC. Prior to September 6, 2019, the fund also had subadvisory agreements with Brandywine Global Investment Management, LLC and Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceeded 0.79% of average daily net assets of the fund. For the purpose of this agreement, “expenses of the fund” meant all fund expenses, excluding taxes,
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	27

brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees, borrowing costs, prime brokerage fees and short dividend expense. This agreement expired on December 31, 2019.
The Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C and Class I shares exceeded 1.21%, 1.91% and 0.90%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C and Class I shares” meant all expenses of the fund plus class specific expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees, borrowing costs, prime brokerage fees and short dividend expense. This agreement expired on December 31, 2019.
Prior to September 6, 2019, the Advisor had contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of the subadvisory fees did not exceed 0.45% of the fund’s average daily net assets.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$89,316
Class C	1,455
Class I	3,865
Class R1	131
Class R2	17
Class R3	26
Class	Expense reduction
Class R4	$17
Class R5	6
Class R6	30
Class 1	12,685
Total	$107,548

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.67% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
28	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $26 for Class R4 shares for the six months ended February 29, 2020. Class R5 shares were fully redeemed on October 29, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $25,798 for the six months ended February 29, 2020. Of this amount, $3,884 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $21,914 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, CDSCs received by the Distributor amounted to $184 and $88 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$333,428	$164,191
Class C	20,784	2,564
Class I	—	6,304
Class R1	1,452	26
Class R2	78	3
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	29

Class	Distribution and service fees	Transfer agent fees
Class R3	$232	$5
Class R4	65	3
Class R5	—	1
Class R6	—	7
Class 1	9,236	—
Total	$365,275	$173,104
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	88,189	$2,031,440	383,317	$9,046,488
Distributions reinvested	357,659	8,383,518	2,181,016	42,813,326
Repurchased	(894,079)	(20,577,938)	(1,678,654)	(39,690,836)
Net increase (decrease)	(448,231)	$(10,162,980)	885,679	$12,168,978
Class C shares
Sold	5,669	$126,851	23,624	$554,379
Distributions reinvested	6,174	139,358	48,347	921,498
Repurchased	(46,810)	(1,040,905)	(160,639)	(3,613,473)
Net decrease	(34,967)	$(774,696)	(88,668)	$(2,137,596)
Class I shares
Sold	42,026	$970,755	117,637	$2,874,371
Distributions reinvested	14,120	331,814	97,633	1,916,539
Repurchased	(58,781)	(1,341,249)	(233,649)	(5,508,527)
Net decrease	(2,635)	$(38,680)	(18,379)	$(717,617)
Class R1 shares
Sold	221	$5,043	1,091	$25,594
Distributions reinvested	573	13,318	2,928	57,184
Repurchased	(219)	(4,926)	(41)	(1,082)
Net increase	575	$13,435	3,978	$81,696
30	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	103	$2,216	197	$5,167
Distributions reinvested	18	422	91	1,780
Repurchased	(157)	(3,366)	—	—
Net increase (decrease)	(36)	$(728)	288	$6,947
Class R3 shares
Sold	555	$12,806	901	$22,061
Distributions reinvested	63	1,473	251	4,922
Repurchased	(764)	(17,454)	(72)	(1,682)
Net increase (decrease)	(146)	$(3,175)	1,080	$25,301
Class R4 shares
Sold	19	$400	507	$11,986
Distributions reinvested	20	466	20	382
Repurchased	(13)	(300)	—	(1)
Net increase	26	$566	527	$12,367
Class R5 shares[1]
Repurchased	(1,655)	$(37,673)	—	—
Net decrease	(1,655)	$(37,673)	—	—
Class R6 shares
Sold	3,471	$81,863	2,846	$68,092
Distributions reinvested	190	4,472	12,100	237,404
Repurchased	(537)	(12,140)	(69,059)	(1,673,446)
Net increase (decrease)	3,124	$74,195	(54,113)	$(1,367,950)
Class 1 shares
Sold	13,218	$309,404	121,720	$3,026,397
Distributions reinvested	49,039	1,162,716	389,335	7,701,038
Repurchased	(506,872)	(11,532,559)	(469,339)	(11,534,099)
Net increase (decrease)	(444,615)	$(10,060,439)	41,716	$(806,664)
Class NAV shares[1]
Sold	—	—	93,479	$2,437,091
Distributions reinvested	—	—	1,287,304	25,256,897
Repurchased	—	—	(7,059,277)	(165,240,072)
Net decrease	—	—	(5,678,494)	$(137,546,084)
Total net decrease	(928,560)	$(20,990,175)	(4,906,386)	$(130,280,622)

[1]	Class NAV and Class R5 shares were fully redeemed on 03-13-19 and 10-29-19, respectively.
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	31

Affiliates of the fund owned shares of the following classes on February 29, 2020. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.
Fund	% by Class
Class R2	75%
Class R3	47%
Class R4	73%
Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $36,879,232 and $64,562,386, respectively, for the six months ended February 29, 2020.
Note 7—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
32	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

GW & K Investment Management, LLC

Portfolio Managers

Joseph C. Craigen, CFA
Daniel L. Miller, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105642	452SA 2/20 4/20

John Hancock

Small Cap Growth Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the last week of the period. Prior to the turbulence that ended the period, investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered short-term interest rates while lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
14	Financial highlights
19	Notes to financial statements
27	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with greater than average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/29/2020 (%)

TOP 10 HOLDINGS AS OF 2/29/2020 (%)

Everbridge, Inc.	3.6
Five9, Inc.	3.5
QTS Realty Trust, Inc., Class A	3.1
Exponent, Inc.	2.8
Horizon Therapeutics PLC	2.7
Deckers Outdoor Corp.	2.6
Generac Holdings, Inc.	2.6
Omnicell, Inc.	2.5
AMN Healthcare Services, Inc.	2.5
The Simply Good Foods Company	2.4
TOTAL	28.3
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-10.15	3.58	10.86	-9.38	19.22	180.36
Class C1	-7.13	4.34	11.26	-6.00	23.65	190.64
Class I1,2	-5.24	4.73	11.47	-4.56	25.99	196.15
Class R6[1,2]	-5.11	4.79	11.50	-4.43	26.38	197.06
Class NAV[2]	-5.11	4.79	11.50	-4.49	26.38	197.06
Index†	-0.72	6.48	12.07	1.37	36.90	212.61

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.33	2.08	1.08	0.97	0.96
Net (%)	1.32	2.07	1.07	0.96	0.95

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Growth Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-10	29,064	29,064	31,261
Class I1,2	2-28-10	29,615	29,615	31,261
Class R6[1,2]	2-28-10	29,706	29,706	31,261
Class NAV[2]	2-28-10	29,706	29,706	31,261

The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with greater average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class C, Class I, and Class R6 shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 953.70	$ 6.27	1.29%
	Hypothetical example	1,000.00	1,018.40	6.47	1.29%
Class C	Actual expenses/actual returns	1,000.00	949.50	9.89	2.04%
	Hypothetical example	1,000.00	1,014.70	10.22	2.04%
Class I	Actual expenses/actual returns	1,000.00	954.40	5.05	1.04%
	Hypothetical example	1,000.00	1,019.70	5.22	1.04%
Class R6	Actual expenses/actual returns	1,000.00	955.70	4.52	0.93%
	Hypothetical example	1,000.00	1,020.20	4.67	0.93%
Class NAV	Actual expenses/actual returns	1,000.00	955.10	4.47	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	7

Fund’s investments
AS OF 2-29-20 (unaudited)
	Shares	Value
Common stocks 96.8%		$454,972,947
(Cost $394,719,529)
Consumer discretionary 11.7%		54,722,859
Hotels, restaurants and leisure 3.6%
Planet Fitness, Inc., Class A (A)	134,073	9,048,587
Wingstop, Inc.	93,651	7,908,827
Household durables 3.0%
Helen of Troy, Ltd. (A)	41,178	6,777,899
KB Home	217,865	7,100,220
Specialty retail 2.5%
Floor & Decor Holdings, Inc., Class A (A)	92,130	4,703,237
Lithia Motors, Inc., Class A	57,009	6,793,192
Textiles, apparel and luxury goods 2.6%
Deckers Outdoor Corp. (A)	71,294	12,390,897
Consumer staples 6.6%		31,087,518
Food products 4.6%
Freshpet, Inc. (A)	155,386	10,326,954
The Simply Good Foods Company (A)	503,013	11,096,467
Household products 2.0%
WD-40 Company	56,027	9,664,097
Financials 5.3%		24,979,495
Banks 1.9%
First Financial Bankshares, Inc. (B)	318,821	9,162,916
Insurance 3.4%
eHealth, Inc. (A)	87,597	10,279,508
Palomar Holdings, Inc. (A)	108,976	5,537,071
Health care 24.2%		113,843,168
Biotechnology 2.8%
CareDx, Inc. (A)	271,954	6,339,248
Vericel Corp. (A)	438,121	6,764,588
Health care equipment and supplies 3.3%
Penumbra, Inc. (A)	45,128	7,484,930
Tandem Diabetes Care, Inc. (A)	110,554	8,253,962
Health care providers and services 5.6%
Addus HomeCare Corp. (A)	94,046	7,172,888
AMN Healthcare Services, Inc. (A)	157,595	11,598,992
LHC Group, Inc. (A)	62,344	7,572,302
Health care technology 2.5%
Omnicell, Inc. (A)	143,134	11,661,127
8	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 5.6%
Medpace Holdings, Inc. (A)	91,846	$8,260,629
NeoGenomics, Inc. (A)	255,065	7,225,991
Repligen Corp. (A)	126,127	10,796,471
Pharmaceuticals 4.4%
GW Pharmaceuticals PLC, ADR (A)(B)	76,825	7,859,966
Horizon Therapeutics PLC (A)	375,572	12,852,074
Industrials 22.4%		105,362,254
Aerospace and defense 4.5%
AeroVironment, Inc. (A)	103,402	5,313,829
Mercury Systems, Inc. (A)	116,577	8,563,746
Moog, Inc., Class A	94,239	7,267,712
Building products 1.9%
Trex Company, Inc. (A)	91,155	8,718,976
Commercial services and supplies 8.9%
Brady Corp., Class A	174,854	8,277,588
Deluxe Corp.	165,888	5,524,070
McGrath RentCorp	117,260	8,143,707
Tetra Tech, Inc.	108,918	8,808,199
The Brink's Company	141,480	11,076,469
Electrical equipment 2.6%
Generac Holdings, Inc. (A)	119,580	12,315,544
Machinery 1.7%
Chart Industries, Inc. (A)	140,444	7,994,072
Professional services 2.8%
Exponent, Inc.	181,376	13,358,342
Information technology 23.5%		110,637,059
Communications equipment 2.2%
Viavi Solutions, Inc. (A)	799,190	10,541,316
Electronic equipment, instruments and components 1.4%
Insight Enterprises, Inc. (A)	117,895	6,494,836
Semiconductors and semiconductor equipment 8.3%
Advanced Energy Industries, Inc. (A)	141,835	8,435,637
Inphi Corp. (A)	115,968	8,658,171
Lattice Semiconductor Corp. (A)	298,572	5,359,367
Monolithic Power Systems, Inc.	49,091	7,787,796
Power Integrations, Inc.	101,769	8,858,991
Software 11.6%
Avalara, Inc. (A)	96,079	8,142,695
Everbridge, Inc. (A)(B)	157,948	16,688,786
Five9, Inc. (A)	226,853	16,567,075
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	9

	Shares	Value
Information technology (continued)
Software (continued)
LivePerson, Inc. (A)(B)	188,995	$5,000,808
Workiva, Inc. (A)	189,555	8,101,581
Real estate 3.1%		14,340,594
Equity real estate investment trusts 3.1%
QTS Realty Trust, Inc., Class A	255,307	14,340,594

	Yield (%)	Shares	Value
Short-term investments 6.2%			$29,000,226
(Cost $28,995,345)
Short-term funds 6.2%			29,000,226
John Hancock Collateral Trust (C)	1.6968(D)	933,676	9,345,065
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5386(D)	19,655,161	19,655,161

Total investments (Cost $423,714,874) 103.0%	$483,973,173
Other assets and liabilities, net (3.0%)	(13,871,256)
Total net assets 100.0%	$470,101,917

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $426,064,573. Net unrealized appreciation aggregated to $57,908,600, of which $79,529,335 related to gross unrealized appreciation and $21,620,735 related to gross unrealized depreciation.
10	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $414,374,690) including $16,735,316 of securities loaned	$474,628,108
Affiliated investments, at value (Cost $9,340,184)	9,345,065
Total investments, at value (Cost $423,714,874)	483,973,173
Dividends and interest receivable	131,641
Receivable for fund shares sold	1,256,150
Receivable for investments sold	2,906,423
Receivable for securities lending income	5,411
Other assets	56,339
Total assets	488,329,137
Liabilities
Payable for investments purchased	8,784,231
Payable for fund shares repurchased	46,630
Payable upon return of securities loaned	9,331,390
Payable to affiliates
Accounting and legal services fees	14,073
Transfer agent fees	409
Trustees' fees	571
Other liabilities and accrued expenses	49,916
Total liabilities	18,227,220
Net assets	$470,101,917
Net assets consist of
Paid-in capital	$465,844,770
Total distributable earnings (loss)	4,257,147
Net assets	$470,101,917

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($3,717,798 ÷ 234,601 shares)[1]	$15.85
Class C ($166,514 ÷ 10,666 shares)[1]	$15.61
Class I ($326,044 ÷ 20,489 shares)	$15.91
Class R6 ($47,157 ÷ 2,956 shares)	$15.96 [2]
Class NAV ($465,844,404 ÷ 29,184,678 shares)	$15.96
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$16.68

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $15.96 is calculated using Net assets of $47,157 and Shares outstanding of 2,955.55.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	11

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Dividends	$835,668
Interest	162,879
Securities lending	54,349
Total investment income	1,052,896
Expenses
Investment management fees	2,419,521
Distribution and service fees	5,093
Accounting and legal services fees	50,569
Transfer agent fees	2,290
Trustees' fees	5,329
Custodian fees	36,652
State registration fees	28,842
Printing and postage	10,407
Professional fees	28,454
Other	12,576
Total expenses	2,599,733
Less expense reductions	(21,164)
Net expenses	2,578,569
Net investment loss	(1,525,673)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(2,958,217)
Affiliated investments	5,310
(2,952,907)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(11,441,371)
Affiliated investments	705
(11,440,666)
Net realized and unrealized loss	(14,393,573)
Decrease in net assets from operations	$(15,919,246)
12	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment loss	$(1,525,673)	$(3,019,667)
Net realized loss	(2,952,907)	(40,174,523)
Change in net unrealized appreciation (depreciation)	(11,440,666)	10,459,674
Decrease in net assets resulting from operations	(15,919,246)	(32,734,516)
Distributions to shareholders
Class A	—	(41,824)
Class C	—	(5,548)
Class I	—	(9,785)
Class R6	—	(1,592)
Class NAV	—	(10,878,401)
Total distributions	—	(10,937,150)
From fund share transactions	(77,075,500)	245,921,604
Total increase (decrease)	(92,994,746)	202,249,938
Net assets
Beginning of period	563,096,663	360,846,725
End of period	$470,101,917	$563,096,663
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	13

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$16.62	$19.27	$17.03
Net investment loss[3]	(0.08)	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.69)	(1.93)	2.34
Total from investment operations	(0.77)	(2.11)	2.24
Less distributions
From net realized gain	—	(0.54)	—
Net asset value, end of period	$15.85	$16.62	$19.27
Total return (%)[4,5]	(4.63) [6]	(10.41)	13.15 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30 [7]	1.32	1.36 [7]
Expenses including reductions	1.29 [7]	1.31	1.35 [7]
Net investment loss	(0.92) [7]	(1.07)	(1.26) [7]
Portfolio turnover (%)	51	101	165 [8]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class A shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
14	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$16.44	$19.21	$17.03
Net investment loss[3]	(0.14)	(0.30)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.69)	(1.93)	2.34
Total from investment operations	(0.83)	(2.23)	2.18
Less distributions
From net realized gain	—	(0.54)	—
Net asset value, end of period	$15.61	$16.44	$19.21
Total return (%)[4,5]	(5.05) [6]	(11.08)	12.80 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05 [8]	2.07	2.11 [8]
Expenses including reductions	2.04 [8]	2.06	2.10 [8]
Net investment loss	(1.69) [8]	(1.81)	(2.01) [8]
Portfolio turnover (%)	51	101	165 [9]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class C shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	15

CLASS I SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$16.67	$19.29	$17.03
Net investment loss[3]	(0.05)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.71)	(1.94)	2.34
Total from investment operations	(0.76)	(2.08)	2.26
Less distributions
From net realized gain	—	(0.54)	—
Net asset value, end of period	$15.91	$16.67	$19.29
Total return (%)[4]	(4.56) [5]	(10.23)	13.27 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05 [7]	1.08	1.12 [7]
Expenses including reductions	1.04 [7]	1.07	1.11 [7]
Net investment loss	(0.66) [7]	(0.80)	(0.99) [7]
Portfolio turnover (%)	51	101	165 [8]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class I shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
16	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$16.70	$19.30	$17.03
Net investment loss[3]	(0.05)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.69)	(1.94)	2.34
Total from investment operations	(0.74)	(2.06)	2.27
Less distributions
From net realized gain	—	(0.54)	—
Net asset value, end of period	$15.96	$16.70	$19.30
Total return (%)[4]	(4.43) [5]	(10.12)	13.33 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94 [7]	0.97	1.01 [7]
Expenses including reductions	0.93 [7]	0.96	1.01 [7]
Net investment loss	(0.56) [7]	(0.70)	(0.92) [7]
Portfolio turnover (%)	51	101	165 [8]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	17

CLASS NAV SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$16.71	$19.30	$20.31	$18.44	$19.94	$21.16
Net investment loss[2]	(0.04)	(0.12)	(0.11)	(0.05)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.71)	(1.93)	4.54	3.01	0.57	1.14
Total from investment operations	(0.75)	(2.05)	4.43	2.96	0.54	1.07
Less distributions
From net realized gain	—	(0.54)	(5.44)	(1.09)	(2.04)	(2.29)
Net asset value, end of period	$15.96	$16.71	$19.30	$20.31	$18.44	$19.94
Total return (%)[3]	(4.49) [4]	(10.07)	24.87	16.79	3.42	5.26
Ratios and supplemental data
Net assets, end of period (in millions)	$466	$560	$360	$229	$179	$188
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93 [5]	0.96	1.00	1.06	1.06	1.05
Expenses including reductions	0.92 [5]	0.95	0.99	1.05	1.05	1.04
Net investment loss	(0.54) [5]	(0.70)	(0.57)	(0.29)	(0.17)	(0.32)
Portfolio turnover (%)	51	101	165 [6]	39	26	30

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
18	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	19

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 29, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2020, the fund loaned securities valued at $16,735,316 and received $9,331,390 of cash collateral.
20	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT

In addition, non-cash collateral of approximately $7,603,147 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund's net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020 were $1,667.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $47,052,869 available to offset future net realized capital gains.This carryforward does not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	21

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.880% of the first $300 million of the fund's average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets. The Advisor has a subadvisory agreement with Redwood Investment, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$122
Class C	8
Class I	12
Class	Expense reduction
Class R6	$2
Class NAV	21,020
Total	$21,164

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.86% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
22	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,416 for the six months ended February 29, 2020. Of this amount, $241 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,175 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$4,001	$1,965
Class C	1,092	135
Class I	—	187
Class R6	—	3
Total	$5,093	$2,290
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	168,925	$2,818,285	167,626	$2,811,498
Distributions reinvested	—	—	2,972	41,526
Repurchased	(94,958)	(1,555,716)	(51,600)	(849,513)
Net increase	73,967	$1,262,569	118,998	$2,003,511
Class C shares
Sold	1,705	$27,982	14,101	$240,724
Distributions reinvested	—	—	285	3,956
Repurchased	(11,204)	(175,607)	(931)	(15,416)
Net increase (decrease)	(9,499)	$(147,625)	13,455	$229,264
Class I shares
Sold	4,621	$75,632	10,974	$189,811
Distributions reinvested	—	—	699	9,785
Repurchased	(304)	(5,192)	(12,787)	(203,167)
Net increase (decrease)	4,317	$70,440	(1,114)	$(3,571)
Class R6 shares
Sold	20	$325	26	$425
Repurchased	—	—	(26)	(433)
Net increase (decrease)	20	$325	—	$(8)
Class NAV shares
Sold	2,615,390	$41,805,306	18,208,973	$301,527,368
Distributions reinvested	—	—	776,474	10,878,401
Repurchased	(6,929,884)	(120,066,515)	(4,110,428)	(68,713,361)
Net increase (decrease)	(4,314,494)	$(78,261,209)	14,875,019	$243,692,408
Total net increase (decrease)	(4,245,689)	$(77,075,500)	15,006,358	$245,921,604
Affiliates of the fund owned 28%, 99% and 100% of shares of Class C, Class R6 and Class NAV, respectively, on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $271,796,958 and $356,615,393, respectively, for the six months ended February 29, 2020.
24	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT

Note 7—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2020, funds within the John Hancock group of funds complex held 99.1% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	27.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	20.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.9%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	12.6%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	7.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	933,676	$23,250,427	$101,468,161	$(115,379,538)	$5,310	$705	$54,349	—	$9,345,065

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	25

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Redwood Investments, LLC

Portfolio Managers

Valerie B. Klaiman, CFA
Alexi Makkas
Michael J. Mufson, CFA
Ezra S. Samet, CFA
Jennifer K. Sliver, CFA
Anthony E. Sutton

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105645	470SA 2/20 4/2020

John Hancock

Strategic Income Opportunities Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent the markets skidding during the last week of the period. Prior to the turbulence that ended the period, the investment-grade corporate and high-yield segments of the market had strong gains. Fixed-income investors benefited from a combination of declining interest rates, low inflation, and accommodative central bank policy.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered interest rates and lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
32	Financial statements
36	Financial highlights
42	Notes to financial statements
56	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 2/29/2020 (%)

NET CURRENCY EXPOSURE AS OF 2/29/2020 (%)

United States Dollar	85.1
Indonesian Rupiah	2.3
Brazilian Real	2.1
Euro Currency	2.1
Other Currencies	2.1
Malaysian Ringgit	1.7
Philippines Peso	1.7
Australian Dollar	1.3
Singapore Dollar	1.3
New Zealand Dollar	1.2
Columbian Peso	1.2
Mexican Peso	-1.0
Canadian Dollar	-1.1
As a percentage of net assets.
Net currency exposure, after taking into account the effects of forward foreign currency exchange contracts.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       3

QUALITY COMPOSITION AS OF 2/29/2020 (%)

COUNTRY COMPOSITION AS OF 2/29/2020 (%)

United States	63.3
Indonesia	3.6
Canada	3.3
Supranational	2.7
Luxembourg	2.4
Philippines	2.1
Singapore	2.1
Netherlands	2.0
Brazil	1.9
Germany	1.8
Other countries	14.8
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-29-20	as of 2-29-20
Class A	2.22	1.72	4.28	-2.89	8.92	52.09	1.87	1.85
Class C	4.77	1.84	3.99	-0.23	9.56	47.85	1.25	1.22
Class I2	6.72	2.87	5.04	1.27	15.19	63.55	2.25	2.23
Class R2[2,3]	6.40	2.49	4.76	1.07	13.11	59.24	1.86	1.83
Class R6[2,3]	6.94	3.00	5.14	1.42	15.91	65.11	2.36	2.33
Class NAV[2]	6.95	3.01	5.18	1.42	15.96	65.64	2.37	2.34
Index†	11.68	3.58	3.93	3.39	19.21	47.07	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.11	1.81	0.81	1.20	0.70	0.69
Net (%)	1.08	1.78	0.78	1.17	0.67	0.66

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C4	2-28-10	14,785	14,785	14,707
Class I2	2-28-10	16,355	16,355	14,707
Class R2[2,3]	2-28-10	15,924	15,924	14,707
Class R6[2,3]	2-28-10	16,511	16,511	14,707
Class NAV[2]	2-28-10	16,564	16,564	14,707

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,011.20	$5.45	1.09%
	Hypothetical example	1,000.00	1,019.40	5.47	1.09%
Class C	Actual expenses/actual returns	1,000.00	1,007.70	8.94	1.79%
	Hypothetical example	1,000.00	1,016.00	8.97	1.79%
Class I	Actual expenses/actual returns	1,000.00	1,012.70	3.95	0.79%
	Hypothetical example	1,000.00	1,020.90	3.97	0.79%
Class R2	Actual expenses/actual returns	1,000.00	1,010.70	5.90	1.18%
	Hypothetical example	1,000.00	1,019.00	5.92	1.18%
Class R6	Actual expenses/actual returns	1,000.00	1,014.20	3.41	0.68%
	Hypothetical example	1,000.00	1,021.50	3.42	0.68%
Class NAV	Actual expenses/actual returns	1,000.00	1,014.20	3.36	0.67%
	Hypothetical example	1,000.00	1,021.50	3.37	0.67%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 11.7%					$610,207,178
(Cost $533,143,700)
U.S. Government 8.9%					465,965,155
U.S. Treasury
Bond	2.750	11-15-42		56,240,000	68,329,403
Bond	3.000	02-15-49		68,035,000	89,008,915
Bond	3.125	02-15-43		47,372,000	61,011,805
Bond	4.375	02-15-38		47,125,000	69,549,873
Note	2.000	11-15-26		31,370,000	33,319,597
Note	2.375	02-29-24		26,420,000	27,931,926
Note	2.375	04-30-26		14,140,000	15,290,532
Note	2.375	05-15-29		67,775,000	75,169,358
Note	2.625	02-15-29		23,355,000	26,353,746
U.S. Government Agency 2.8%					144,242,023
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	3.500	12-01-49		30,202,125	31,939,539
Federal National Mortgage Association
30 Yr Pass Thru	3.000	04-01-46		16,467,942	17,194,035
30 Yr Pass Thru	3.000	11-01-46		24,429,950	25,537,636
30 Yr Pass Thru	3.000	02-01-49		15,103,740	15,722,484
30 Yr Pass Thru	3.000	11-01-49		17,236,404	18,114,880

30 Yr Pass Thru	3.000	12-01-49		34,193,745	35,733,449
Foreign government obligations 19.5%					$1,018,809,588
(Cost $1,075,342,107)
Australia 0.4%					19,079,147
New South Wales Treasury Corp.	4.000	04-08-21	AUD	8,000,000	5,404,386
Queensland Treasury Corp.	5.500	06-21-21	AUD	19,750,000	13,674,761
Austria 0.3%					17,513,741
Republic of Austria (A)	0.500	02-20-29	EUR	14,675,000	17,513,741
Brazil 1.7%					90,634,752
Federative Republic of Brazil	10.000	01-01-21	BRL	34,580,000	8,210,125
Federative Republic of Brazil	10.000	01-01-23	BRL	264,525,000	67,020,128
Federative Republic of Brazil	10.000	01-01-25	BRL	58,820,000	15,404,499
Canada 1.5%					79,907,691
Export Development Canada	2.400	06-07-21	AUD	4,145,000	2,754,217
Government of Canada	1.500	09-01-24	CAD	37,425,000	28,397,831
Government of Canada	2.250	03-01-24	CAD	26,458,000	20,605,406
Province of Ontario	2.900	06-02-28	CAD	13,400,000	10,801,363
Province of Ontario	3.450	06-02-45	CAD	11,995,000	11,071,593
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Canada (continued)
Province of Quebec	3.000	09-01-23	CAD	8,000,000	$6,277,281
Colombia 1.4%					74,620,122
Republic of Colombia	4.000	02-26-24		12,000,000	12,741,600
Republic of Colombia	7.000	05-04-22	COP	81,417,000,000	24,198,196
Republic of Colombia	10.000	07-24-24	COP	70,698,700,000	23,860,450
Republic of Colombia	11.000	07-24-20	COP	47,392,100,000	13,819,876
Finland 0.3%					15,122,054
Republic of Finland (A)	0.500	09-15-28	EUR	12,680,000	15,122,054
India 0.1%					5,203,986
Republic of India	6.450	10-07-29	INR	373,000,000	5,203,986
Indonesia 2.6%					134,826,152
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	11,053,425
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	7,092,530
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	13,019,733
Republic of Indonesia	5.625	05-15-23	IDR	27,514,000,000	1,920,858
Republic of Indonesia (A)	5.875	01-15-24		5,125,000	5,809,762
Republic of Indonesia	6.125	05-15-28	IDR	61,045,000,000	3,985,248
Republic of Indonesia	6.500	06-15-25	IDR	89,106,000,000	6,344,377
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	6,084,929
Republic of Indonesia	7.000	05-15-22	IDR	46,323,000,000	3,341,649
Republic of Indonesia	7.000	05-15-27	IDR	142,022,000,000	10,039,730
Republic of Indonesia	7.000	09-15-30	IDR	189,090,000,000	13,296,465
Republic of Indonesia	7.500	08-15-32	IDR	23,093,000,000	1,627,043
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,308,298
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,317,717
Republic of Indonesia	8.250	07-15-21	IDR	23,698,000,000	1,725,303
Republic of Indonesia	8.250	05-15-29	IDR	57,894,000,000	4,361,973
Republic of Indonesia	8.375	03-15-24	IDR	148,418,000,000	11,240,901
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	6,234,367
Republic of Indonesia	8.750	05-15-31	IDR	174,458,000,000	13,361,211
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	5,660,633
Ireland 1.1%					58,566,052
Republic of Ireland	3.400	03-18-24	EUR	29,580,000	37,835,091
Republic of Ireland	3.900	03-20-23	EUR	16,520,000	20,730,961
Japan 1.1%					54,956,599
Government of Japan	0.100	12-20-23	JPY	5,843,450,000	54,956,599
Malaysia 1.7%					89,481,439
Government of Malaysia	3.620	11-30-21	MYR	37,200,000	8,976,621
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	6,323,237
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	5,702,780
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia (continued)
Government of Malaysia	3.844	04-15-33	MYR	57,566,000	$14,826,953
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	9,141,141
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	11,077,038
Government of Malaysia	4.059	09-30-24	MYR	37,710,000	9,474,264
Government of Malaysia	4.160	07-15-21	MYR	65,363,000	15,834,333
Government of Malaysia	4.642	11-07-33	MYR	29,090,000	8,125,072
Norway 1.1%					54,803,099
Government of Norway (A)	2.000	05-24-23	NOK	196,500,000	21,519,623
Government of Norway (A)	3.750	05-25-21	NOK	303,765,000	33,283,476
Philippines 2.1%					109,245,133
Republic of Philippines	0.875	05-17-27	EUR	17,540,000	19,772,183
Republic of Philippines	3.375	08-20-20	PHP	89,890,000	1,763,195
Republic of Philippines	3.500	04-21-23	PHP	461,100,000	8,904,990
Republic of Philippines	4.625	09-09-40	PHP	45,902,000	856,230
Republic of Philippines	4.950	01-15-21	PHP	325,590,000	6,440,621
Republic of Philippines	5.500	03-08-23	PHP	261,150,000	5,336,878
Republic of Philippines	6.250	03-12-24	PHP	461,410,000	9,806,208
Republic of Philippines	6.250	01-14-36	PHP	499,000,000	12,232,496
Republic of Philippines	6.500	04-28-21	PHP	357,660,000	7,212,889
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	6,373,792
Republic of Philippines	8.000	07-19-31	PHP	737,475,000	19,221,553
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	11,324,098
Portugal 1.4%					74,426,968
Republic of Portugal (A)	2.125	10-17-28	EUR	22,105,000	28,415,375
Republic of Portugal (A)	3.850	04-15-21	EUR	20,380,000	23,589,801
Republic of Portugal (A)	5.125	10-15-24		19,575,000	22,421,792
Qatar 0.3%					17,462,463
State of Qatar (A)	4.000	03-14-29		10,455,000	11,818,039
State of Qatar (A)	4.817	03-14-49		4,425,000	5,644,424
Singapore 1.3%					68,050,866
Republic of Singapore	1.750	04-01-22	SGD	31,630,000	22,931,896
Republic of Singapore	1.875	03-01-50	SGD	26,057,000	19,036,256
Republic of Singapore	3.250	09-01-20	SGD	35,985,000	26,082,714
Sweden 0.5%					24,080,203
Kingdom of Sweden (A)	0.125	04-24-23	EUR	21,340,000	24,080,203
United Kingdom 0.6%					30,829,121
Government of United Kingdom	0.500	07-22-22	GBP	10,345,000	13,324,826

Government of United Kingdom	3.750	09-07-20	GBP	13,430,000	17,504,295
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 48.2%				$2,521,229,356
(Cost $2,491,172,873)
Communication services 7.0%				368,287,983
Diversified telecommunication services 1.5%
GCI LLC (A)	6.625	06-15-24	19,505,000	20,663,207
Intelsat Jackson Holdings SA (A)	8.500	10-15-24	17,710,000	15,496,250
Verizon Communications, Inc.	4.016	12-03-29	14,525,000	16,884,183
Verizon Communications, Inc.	4.329	09-21-28	20,424,000	23,974,501
Entertainment 0.8%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24	5,635,000	5,480,038
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24	16,135,000	15,812,300
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	8,025,000	8,065,125
Netflix, Inc. (A)	5.375	11-15-29	13,335,000	14,497,812
Interactive media and services 0.2%
Match Group, Inc. (A)	4.125	08-01-30	7,915,000	7,754,326
Twitter, Inc. (A)	3.875	12-15-27	2,056,000	2,099,690
Media 4.3%
Altice Financing SA (A)	7.500	05-15-26	15,280,000	16,082,964
Cablevision Systems Corp.	5.875	09-15-22	8,930,000	9,377,840
CCO Holdings LLC (A)	4.750	03-01-30	7,795,000	8,028,850
CCO Holdings LLC (A)	5.125	05-01-27	25,845,000	26,871,047
CCO Holdings LLC (A)	5.750	02-15-26	4,575,000	4,756,628
Charter Communications Operating LLC	5.125	07-01-49	20,905,000	23,516,591
Charter Communications Operating LLC	5.750	04-01-48	7,045,000	8,401,291
CSC Holdings LLC (A)	5.375	02-01-28	14,225,000	14,798,694
CSC Holdings LLC (A)	5.500	04-15-27	12,580,000	13,240,450
CSC Holdings LLC (A)	5.750	01-15-30	16,615,000	17,570,363
CSC Holdings LLC (A)	7.500	04-01-28	13,955,000	15,734,263
DISH DBS Corp.	5.875	07-15-22	9,270,000	9,672,782
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	15,810,000	16,625,796
Outfront Media Capital LLC (A)	5.000	08-15-27	11,195,000	11,531,410
Sirius XM Radio, Inc. (A)	4.625	05-15-23	2,105,000	2,120,788
Sirius XM Radio, Inc. (A)	5.375	07-15-26	7,830,000	8,102,484
WMG Acquisition Corp. (A)	5.500	04-15-26	16,304,000	17,037,680
Wireless telecommunication services 0.2%
Sprint Corp. (A)	7.250	02-01-28	4,116,000	4,125,878
T-Mobile USA, Inc.	6.500	01-15-26	9,465,000	9,964,752
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 4.8%					$249,800,164
Automobiles 0.1%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	5,502,119
Diversified consumer services 0.2%
Graham Holdings Company (A)	5.750	06-01-26		11,385,000	12,068,100
Hotels, restaurants and leisure 2.3%
Connect Finco SARL (A)	6.750	10-01-26		4,970,000	5,056,975
ESH Hospitality, Inc. (A)	5.250	05-01-25		11,765,000	11,833,590
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		6,553,000	6,604,638
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		16,567,000	16,939,923
New Red Finance, Inc. (A)	3.875	01-15-28		16,045,000	15,944,719
New Red Finance, Inc. (A)	4.250	05-15-24		14,920,000	14,934,174
New Red Finance, Inc. (A)	5.000	10-15-25		22,080,000	22,181,126
Yum! Brands, Inc. (A)	4.750	01-15-30		24,625,000	25,551,146
Household durables 0.6%
Lennar Corp.	4.500	04-30-24		3,145,000	3,340,242
Lennar Corp.	4.750	11-29-27		22,295,000	24,580,238
Lennar Corp.	5.875	11-15-24		3,190,000	3,482,523
Internet and direct marketing retail 0.8%
Expedia Group, Inc. (A)	3.250	02-15-30		8,095,000	7,911,142
Expedia Group, Inc.	3.800	02-15-28		16,295,000	16,744,379
Expedia Group, Inc. (B)	5.000	02-15-26		12,955,000	14,593,197
Liberty Interactive LLC	8.250	02-01-30		4,000,000	4,060,000
Leisure products 0.8%
Diamond Sports Group LLC (A)	5.375	08-15-26		20,125,000	18,555,653
Diamond Sports Group LLC (A)(B)	6.625	08-15-27		24,588,000	19,916,280
Consumer staples 1.8%					96,039,850
Beverages 0.1%
Molson Coors Beverage Company	1.250	07-15-24	EUR	7,370,000	8,429,784
Food products 1.4%
JBS Investments II GmbH (A)	7.000	01-15-26		4,715,000	5,033,263
Post Holdings, Inc. (A)	5.000	08-15-26		25,495,000	26,004,900
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,351,125
Post Holdings, Inc. (A)	5.625	01-15-28		14,510,000	15,165,997
Post Holdings, Inc. (A)	5.750	03-01-27		21,395,000	22,264,600
Personal products 0.3%
Natura Cosmeticos SA (A)(B)	5.375	02-01-23		4,245,000	4,390,434
Walnut Bidco PLC (A)	6.750	08-01-24	EUR	5,705,000	6,045,217
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal products (continued)
Walnut Bidco PLC (A)	9.125	08-01-24	5,500,000	$5,354,530
Energy 8.2%				426,666,186
Oil, gas and consumable fuels 8.2%
Aker BP ASA (A)	3.750	01-15-30	11,235,000	11,429,394
Aker BP ASA (A)	4.750	06-15-24	8,220,000	8,553,763
Aker BP ASA (A)	5.875	03-31-25	590,000	619,782
Continental Resources, Inc.	4.375	01-15-28	11,904,000	11,555,237
DCP Midstream Operating LP	5.125	05-15-29	12,000,000	11,790,000
DCP Midstream Operating LP	5.375	07-15-25	19,670,000	20,604,718
Enbridge, Inc.	4.250	12-01-26	20,395,000	22,747,375
Energy Transfer Operating LP	5.500	06-01-27	5,005,000	5,666,453
Enterprise Products Operating LLC	3.125	07-31-29	25,370,000	26,527,017
EOG Resources, Inc. (B)	4.150	01-15-26	5,080,000	5,679,130
Indika Energy Capital III Pte, Ltd. (A)(B)	5.875	11-09-24	13,160,000	12,080,190
Kinder Morgan, Inc.	4.300	06-01-25	5,250,000	5,798,252
Marathon Oil Corp.	4.400	07-15-27	22,375,000	24,111,217
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	13,090,000	12,749,338
Parsley Energy LLC (A)	5.375	01-15-25	20,960,000	20,960,419
Parsley Energy LLC (A)	5.625	10-15-27	23,250,000	23,046,563
PBF Holding Company LLC (A)(B)	6.000	02-15-28	5,970,000	5,895,375
PBF Holding Company LLC	7.250	06-15-25	22,930,000	23,579,607
Pertamina Persero PT (A)(B)	3.650	07-30-29	3,440,000	3,569,755
Pertamina Persero PT (A)	4.300	05-20-23	9,830,000	10,400,504
Petrobras Global Finance BV (A)	5.093	01-15-30	27,589,000	29,520,230
Petrobras Global Finance BV	5.750	02-01-29	5,650,000	6,370,375
Petrobras Global Finance BV	6.900	03-19-49	9,265,000	11,094,838
Petroleos del Peru SA (A)	5.625	06-19-47	8,126,000	9,822,303
Sabine Pass Liquefaction LLC	4.200	03-15-28	4,150,000	4,384,959
Sabine Pass Liquefaction LLC	5.000	03-15-27	864,000	953,560
Saudi Arabian Oil Company (A)	3.500	04-16-29	12,615,000	13,398,879
Saudi Arabian Oil Company (A)	4.250	04-16-39	10,765,000	11,936,852
Saudi Arabian Oil Company (A)	4.375	04-16-49	8,315,000	9,416,100
Targa Resources Partners LP	5.875	04-15-26	10,745,000	11,068,425
The Williams Companies, Inc.	4.300	03-04-24	3,960,000	4,287,385
The Williams Companies, Inc.	4.550	06-24-24	13,696,000	15,005,572
TransCanada PipeLines, Ltd.	4.250	05-15-28	5,195,000	5,816,682
Valero Energy Corp.	3.400	09-15-26	5,490,000	5,861,032
WPX Energy, Inc. (B)	5.750	06-01-26	20,525,000	20,364,905
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials 11.7%					$610,911,504
Banks 8.1%
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	7,984,149
Banco Actinver SA (A)	4.800	12-18-32		2,360,000	2,402,551
Banco Actinver SA (A)	9.500	12-18-32	MXN	138,600,000	6,988,797
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28		7,646,000	8,261,690
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%)	3.974	02-07-30		5,180,000	5,872,141
BNG Bank NV	0.250	02-22-23	EUR	8,805,000	9,938,068
BNG Bank NV	0.250	06-07-24	EUR	10,700,000	12,174,934
CIT Group, Inc. (5.800% to 6-15-22, then 3 month LIBOR + 3.972%) (B)(C)	5.800	06-15-22		2,085,000	2,064,150
Citigroup, Inc. (3 month BBSW + 1.550%) (D)	2.406	05-04-21	AUD	13,996,000	9,211,851
Citigroup, Inc. (3 month EURIBOR + 0.500%) (D)	0.102	03-21-23	EUR	10,835,000	11,971,156
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		2,020,000	2,240,008
European Investment Bank	1.500	05-12-22	NOK	117,270,000	12,551,590
European Investment Bank (SONIA + 0.350%) (D)	1.061	06-29-23	GBP	6,180,000	7,949,359
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	15,730,000	11,984,332
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	7,266,986
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	18,998,000	12,389,687
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	13,130,000	8,381,935
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	12,620,000	8,334,184
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	213,155,000,000	15,036,020
JPMorgan Chase & Co.	3.625	12-01-27		8,525,000	9,240,288
KfW (E)	0.173	09-15-23	EUR	5,350,000	6,020,702
KfW	0.375	03-15-23	EUR	10,960,000	12,442,318
KfW	2.125	08-15-23	EUR	19,615,000	23,671,191
KfW	6.000	08-20-20	AUD	14,710,000	9,812,104
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (C)	7.500	09-27-25		6,103,000	$6,789,588
National Bank of Canada (A)	2.150	10-07-22		7,805,000	7,912,168
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	2.170	06-21-23	NOK	88,000,000	9,378,405
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	2.210	06-19-24	NOK	77,000,000	8,212,733
Nordic Investment Bank	1.375	07-15-20	NOK	33,590,000	3,567,476
Nordic Investment Bank	1.500	01-24-22	NOK	58,000,000	6,161,527
Nordic Investment Bank	4.125	03-19-20	NZD	18,050,000	11,296,781
Popular, Inc.	6.125	09-14-23		17,095,000	17,928,381
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (A)(C)	8.000	09-29-25		5,145,000	5,973,345
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		18,875,000	19,394,063
U.S. Bancorp	0.850	06-07-24	EUR	35,085,000	39,979,955
U.S. Bancorp	3.150	04-27-27		11,055,000	12,097,231
U.S. Bancorp	3.375	02-05-24		5,956,000	6,377,790
U.S. Bancorp	3.600	09-11-24		5,578,000	6,057,241
U.S. Bank NA	2.650	05-23-22		10,515,000	10,805,471
U.S. Bank NA	2.800	01-27-25		6,638,000	7,033,497
Wells Fargo & Company (3 month BBSW + 1.320%) (D)	2.204	07-27-21	AUD	9,035,000	5,937,066
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	8,349,305
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (C)	5.800	06-15-23		4,690,000	4,854,150
Capital markets 0.7%
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		21,000,000	19,425,000
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	7,713,000	8,785,711
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	4,470,000	5,413,380
Diversified financial services 1.3%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	9,974,445
European Financial Stability Facility	0.125	10-17-23	EUR	17,115,000	19,336,597
European Financial Stability Facility	1.875	05-23-23	EUR	9,155,000	10,905,079
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	109,135,000	28,431,377
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance 1.2%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		25,595,000	$34,937,175
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	9,990,000	11,077,238
DB Insurance Company, Ltd.	3.512	05-25-24	KRW	10,000,000,000	8,630,715
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	8,982,213
Thrifts and mortgage finance 0.4%
MGIC Investment Corp.	5.750	08-15-23		7,970,000	8,707,225
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27		13,790,000	14,008,985
Health care 4.2%					221,457,495
Health care equipment and supplies 0.6%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	10,184,778
DH Europe Finance II Sarl	0.450	03-18-28	EUR	18,445,000	20,231,900
Health care providers and services 1.9%
HCA Healthcare, Inc.	6.250	02-15-21		14,583,000	15,148,820
HCA, Inc.	3.500	09-01-30		20,756,000	20,307,793
HCA, Inc.	4.125	06-15-29		15,255,000	16,771,445
HCA, Inc.	5.375	02-01-25		15,280,000	16,892,040
Rede D'or Finance Sarl (A)	4.500	01-22-30		7,890,000	7,700,640
Select Medical Corp. (A)	6.250	08-15-26		20,250,000	21,591,563
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	7,246,207
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,727,533
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	5,781,606
Pharmaceuticals 1.4%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	7,773,436
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,850,493
Bausch Health Companies, Inc. (A)	5.000	01-30-28		18,105,000	17,867,281
Bausch Health Companies, Inc. (A)	5.250	01-30-30		29,310,000	28,980,263
Bausch Health Companies, Inc. (A)	5.500	11-01-25		5,520,000	5,683,282
Bausch Health Companies, Inc. (A)	5.875	05-15-23		1,356,000	1,361,085
Bausch Health Companies, Inc. (A)	6.125	04-15-25		2,766,000	2,821,320
Bausch Health Companies, Inc. (A)	9.000	12-15-25		5,870,000	6,536,010
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

	Rate (%)	Maturity date		Par value^	Value
Industrials 2.5%					$132,369,879
Airlines 0.2%
American Airlines Group, Inc. (A)	5.000	06-01-22		7,175,000	7,192,938
Delta Air Lines, Inc.	2.900	10-28-24		4,955,000	4,992,712
Building products 0.1%
Owens Corning	3.950	08-15-29		6,190,000	6,878,662
Commercial services and supplies 0.2%
Cimpress PLC (A)	7.000	06-15-26		10,985,000	11,486,246
Construction and engineering 0.6%
AECOM	5.125	03-15-27		9,802,000	10,128,113
AECOM	5.875	10-15-24		9,935,000	10,903,663
HC2 Holdings, Inc. (A)	11.500	12-01-21		8,930,000	9,019,300
Marine 0.2%
Pelabuhan Indonesia II PT (A)	4.250	05-05-25		10,110,000	10,827,305
Road and rail 0.5%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		7,580,000	7,567,256
Uber Technologies, Inc. (A)	8.000	11-01-26		17,455,000	18,159,397
Trading companies and distributors 0.5%
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	12,008,195
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) (A)(D)	2.813	05-02-21		3,715,000	3,735,227
United Rentals North America, Inc.	4.875	01-15-28		7,050,000	7,235,415
Transportation infrastructure 0.2%
Jasa Marga Persero Tbk PT (A)	7.500	12-11-20	IDR	114,350,000,000	7,919,907
JSL Europe SA (A)	7.750	07-26-24		4,070,000	4,315,543
Information technology 3.2%					166,622,208
IT services 1.1%
Banff Merger Sub, Inc. (A)	9.750	09-01-26		11,650,000	11,737,375
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	5,419,338
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	11,280,418
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	4,018,629
Fiserv, Inc.	3.500	07-01-29		21,025,000	22,980,329
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc. (A)	4.750	04-15-29		19,277,000	21,440,440
NXP BV (A)	3.875	06-18-26		15,250,000	16,499,686
Software 0.3%
Camelot Finance SA (A)	4.500	11-01-26		4,330,000	4,351,217
SS&C Technologies, Inc. (A)	5.500	09-30-27		11,675,000	12,287,938
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.1%
Apple, Inc.	0.875	05-24-25	EUR	7,156,000	$8,296,296
Dell International LLC (A)	5.300	10-01-29		15,715,000	18,105,237
Dell International LLC (A)	8.350	07-15-46		19,742,000	26,823,579
Vericast Corp. (A)	8.375	08-15-22		4,005,000	3,381,726
Materials 2.1%					108,536,172
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		4,175,000	4,086,281
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	4,886,405
Construction materials 0.1%
St. Mary's Cement, Inc. (A)(B)	5.750	01-28-27		4,140,000	4,667,850
Containers and packaging 1.7%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		4,315,000	4,385,335
Ball Corp.	4.000	11-15-23		20,360,000	20,920,918
Ball Corp.	4.875	03-15-26		12,915,000	14,206,500
Ball Corp.	5.250	07-01-25		14,545,000	16,084,297
Berry Global, Inc. (A)(B)	5.625	07-15-27		7,670,000	7,976,417
Crown Americas LLC	4.500	01-15-23		13,265,000	13,450,710
Crown Cork & Seal Company, Inc.	7.375	12-15-26		11,568,000	13,563,480
Paper and forest products 0.1%
Fibria Overseas Finance, Ltd. (B)	5.500	01-17-27		3,945,000	4,307,979
Real estate 1.1%					56,999,835
Equity real estate investment trusts 1.1%
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	4,392,209
Crown Castle International Corp.	3.800	02-15-28		10,355,000	11,371,602
Equinix, Inc.	3.200	11-18-29		6,305,000	6,599,039
SBA Communications Corp. (A)	3.875	02-15-27		13,320,000	13,590,396
SBA Communications Corp.	4.875	09-01-24		1,067,000	1,095,681
SBA Tower Trust (A)	2.836	01-15-25		6,217,000	6,513,520
VICI Properties LP (A)	4.125	08-15-30		8,940,000	8,951,175
VICI Properties LP (A)	4.625	12-01-29		4,345,000	4,486,213
Utilities 1.6%					83,538,080
Electric utilities 0.9%
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		7,220,000	8,032,250
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	5,209,674
Perusahaan Listrik Negara PT (A)	4.125	05-15-27		16,960,000	18,226,912
Vistra Operations Company LLC (A)	3.550	07-15-24		12,720,000	13,122,109
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	$1,063,096
Independent power and renewable electricity producers 0.7%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		5,330,000	5,716,073
Greenko Dutch BV (A)	5.250	07-24-24		10,740,000	10,810,798
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,352,951

NRG Energy, Inc.	6.625	01-15-27		15,350,000	16,004,217
Convertible bonds 1.5%					$81,265,323
(Cost $76,137,593)
Communication services 0.5%					24,712,602
Diversified telecommunication services 0.4%
GCI Liberty, Inc. (A)	1.750	09-30-46		13,845,000	19,383,000
Media 0.1%
DISH Network Corp.	3.375	08-15-26		5,520,000	5,329,602
Consumer discretionary 0.2%					11,767,446
Household durables 0.2%
Sony Corp.	0.000	09-30-22	JPY	940,000,000	11,767,446
Health care 0.1%					3,781,171
Health care providers and services 0.1%
Anthem, Inc.	2.750	10-15-42		1,050,000	3,781,171
Information technology 0.5%					27,175,140
Software 0.5%
Avaya Holdings Corp.	2.250	06-15-23		14,020,000	12,739,352
IAC Financeco 2, Inc. (A)	0.875	06-15-26		14,115,000	14,435,788
Utilities 0.2%					13,828,964
Independent power and renewable electricity producers 0.2%

NRG Energy, Inc.	2.750	06-01-48		13,080,000	13,828,964
Capital preferred securities 1.3%					$68,516,298
(Cost $66,125,308)
Financials 1.3%					68,516,298
Banks 1.3%
First Maryland Capital I (3 month LIBOR + 1.000%) (D)	2.831	01-15-27		13,280,000	12,616,000
First Maryland Capital II (3 month LIBOR + 0.850%) (D)	2.613	02-01-27		12,524,000	11,897,800
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	03-30-20	23,552,000	$21,432,320

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	03-30-20	22,542,000	22,570,178
Term loans (F) 0.0%				$432,510
(Cost $440,774)
Consumer discretionary 0.0%				432,510
Auto components 0.0%

American Tire Distributors, Inc., PIK, Exit FILO Term Loan (1 month LIBOR + 6.000%)	7.928	09-01-23	440,774	432,510
Collateralized mortgage obligations 5.4%				$280,035,181
(Cost $273,118,428)
Commercial and residential 4.7%				242,430,613
Arroyo Mortgage Trust
Series 2018-1, Class A1 (A)(G)	3.763	04-25-48	8,800,767	8,937,948
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49	11,623,960	11,927,126
Series 2019-2, Class A1 (A)(G)	3.347	04-25-49	16,787,550	17,062,473
Series 2019-3, Class A1 (A)(G)	2.962	10-25-48	9,371,959	9,490,050
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (A)(G)	3.843	11-05-32	7,550,000	7,395,504
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(D)	4.096	03-15-37	10,580,000	10,593,218
BHMS Mortgage Trust Series 2018-ATLS, Class C (1 month LIBOR + 1.900%) (A)(D)	3.559	07-15-35	8,770,000	8,770,287
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(D)	3.610	03-15-37	13,569,000	13,568,904
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	2.579	10-15-36	23,259,226	23,363,274
Series 2020-BXLP, Class A (1 month LIBOR + 0.800%) (A)(D)	2.459	12-15-29	7,775,000	7,778,594
BXP Trust
Series 2017-CC, Class C (A)(G)	3.552	08-13-37	6,835,000	7,297,981
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-GM, Class D (A)(G)	3.425	06-13-39	14,495,000	$15,417,073
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(D)	3.259	05-15-36	9,960,000	9,963,106
Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	7,509,935	7,600,266
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) (A)(D)	2.546	05-15-35	8,835,883	8,825,167
GS Mortgage Securities Corp. Trust Series 2018-TWR, Class A (1 month LIBOR + 0.900%) (A)(D)	2.559	07-15-31	10,880,000	10,844,957
HarborView Mortgage Loan Trust
Series 2004-7, Class 4A (G)	4.232	11-19-34	1,643,256	1,710,573
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%) (D)	1.987	06-20-35	1,859,070	1,845,303
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (D)	2.097	06-20-35	1,280,959	1,278,876
Series 2007-3, Class ES IO (A)	0.350	05-19-47	5,717,612	89,186
Series 2007-4, Class ES IO	0.350	07-19-47	5,969,642	86,637
Series 2007-6, Class ES IO (A)	0.343	08-19-37	5,321,733	75,622
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A (A)(G)	2.854	09-06-38	570,000	604,738
Series 2018-AON, Class D (A)(G)	4.613	07-05-31	3,635,000	3,897,117
Series 2018-PHH, Class C (1 month LIBOR + 1.360%) (A)(D)	3.019	06-15-35	3,580,000	3,575,131
Merrill Lynch Mortgage Investors Trust Series 2005-A2, Class A2 (G)	3.732	02-25-35	1,289,184	1,311,243
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (G)	4.007	10-25-34	518,479	537,440
Series 2004-9, Class 1A (G)	5.403	11-25-34	1,381,182	1,499,393
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	7,045,000	7,785,874
One Bryant Park Trust Series 2019-OBP, Class A (A)	2.516	09-15-54	13,505,000	14,032,130
Verus Securitization Trust Series 2018-1, Class A1 (A)(G)	2.929	02-25-48	2,871,364	2,871,801
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
VNDO Trust Series 2016-350P, Class D (A)(G)	3.903	01-10-35	9,985,000	$10,797,488
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%) (D)	2.007	01-25-45	1,518,671	1,496,732
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%) (D)	2.467	07-25-45	1,782,903	1,756,298
Worldwide Plaza Trust Series 2017-WWP, Class D (A)(G)	3.596	11-10-36	7,935,000	8,343,103
U.S. Government Agency 0.7%				37,604,568
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%) (D)	3.277	04-25-24	422,002	423,226
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (D)	3.477	10-25-27	1,353,095	1,361,403
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%) (D)	2.827	10-25-29	5,901,035	5,918,108
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) (D)	2.377	03-25-30	4,193,744	4,189,331
Federal National Mortgage Association
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%) (A)(D)	3.727	06-25-39	11,215,000	11,271,357

Series 2019-R06, Class 2M2 (1 month LIBOR + 2.100%) (A)(D)	3.727	09-25-39	14,360,000	14,441,143
Asset backed securities 3.8%				$198,978,532
(Cost $190,443,253)
Asset backed securities 3.8%				198,978,532
AMSR Trust Series 2019-SFR1, Class A (A)	2.774	01-19-39	18,845,000	19,630,480
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(D)	1.867	07-25-36	2,974,011	2,973,450
CARS-DB4 LP Series 2020-1A, Class B3 (A)	4.950	02-15-50	9,065,000	9,427,600
DB Master Finance LLC
Series 2017-1A, Class A2I (A)	3.629	11-20-47	7,697,813	7,905,346
Series 2019-1A, Class A2I (A)	3.787	05-20-49	10,783,513	11,163,847
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,811,088	6,155,220
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,857,550	$6,304,715
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(D)	3.044	07-25-47	14,203,075	14,133,480
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	5,784,258	5,968,370
FOCUS Brands Funding LLC Series 2017-1A, Class A2II (A)	5.093	04-30-47	6,637,313	7,164,780
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (D)	1.997	10-25-35	2,825,148	2,845,293
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) (A)(D)	3.109	07-17-37	7,715,000	7,656,455
Home Partners of America Trust Series 2019-1, Class B (A)	3.157	09-17-39	4,958,072	5,173,034
Jack In The Box Funding LLC Series 2019-1A, Class A2II (A)	4.476	08-25-49	6,997,463	7,301,012
METAL LLC Series 2017-1, Class A (A)	4.581	10-15-42	3,947	4,001
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (A)(G)	3.500	08-25-58	15,696,439	16,486,780
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	5,949,148	6,165,887
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A2 (A)	3.690	10-15-23	11,700,000	12,139,722
Structured Asset Investment Loan Trust Series 2005-2, Class M2 (1 month LIBOR + 0.735%) (D)	2.362	03-25-35	4,038,012	4,040,514
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	19,488,900	21,227,310
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(G)	3.750	05-25-58	3,953,487	4,176,074
Series 2018-4, Class A1 (A)(G)	3.000	06-25-58	6,872,183	7,168,948
Series 2019-1, Class A1 (A)(G)	3.750	03-25-58	5,356,973	5,713,194
Verizon Owner Trust Series 2020-A, Class A1A	1.850	07-22-24	7,945,000	8,053,020

	Shares	Value
Common stocks 2.1%		$110,636,703
(Cost $132,985,845)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (H)(I)	110,794	0
24	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary 0.4%		$22,826,381
Household durables 0.4%
Lennar Corp., A Shares	378,296	22,826,381
Financials 0.9%		47,100,594
Banks 0.2%
U.S. Bancorp	270,135	12,545,069
Capital markets 0.7%
Deutsche Bank AG	2,694,720	23,497,958
The Bank of New York Mellon Corp.	277,132	11,057,567
Industrials 0.6%		30,410,148
Aerospace and defense 0.5%
The Boeing Company	97,940	26,944,273
Construction and engineering 0.1%
HC2 Holdings, Inc. (B)(I)	907,297	3,465,875
Real estate 0.2%		10,299,580
Equity real estate investment trusts 0.2%

Americold Realty Trust	335,820	10,299,580
Preferred securities 5.1%		$265,551,271
(Cost $264,876,694)
Financials 1.3%		66,700,707
Banks 1.3%
First Horizon Bank (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(D)	22,722	19,086,480
U.S. Bancorp, 5.500%	356,850	9,627,813
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	22,325	19,791,113
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	7,110,406
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,863,614
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	177,776	5,221,281
Health care 0.3%		14,262,944
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.125%	252,040	14,262,944
Industrials 0.5%		26,005,224
Machinery 0.5%
Fortive Corp., 5.000% (B)	28,545	26,005,224
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	25

	Shares	Value
Information technology 0.3%		$15,750,105
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000% (B)	15,230	15,750,105
Real estate 0.2%		12,921,439
Equity real estate investment trusts 0.2%
Crown Castle International Corp., 6.875%	10,140	12,921,439
Utilities 2.5%		129,910,852
Electric utilities 1.7%
American Electric Power Company, Inc., 6.125%	380,600	19,745,528
NextEra Energy, Inc., 4.872%	471,900	23,920,611
NextEra Energy, Inc., 5.279%	421,350	19,155,287
The Southern Company, 6.750%	460,900	23,210,924
Gas utilities 0.1%
South Jersey Industries, Inc., 7.250% (B)	128,700	5,930,496
Multi-utilities 0.7%
Dominion Energy, Inc., 7.250%	226,500	22,683,975
DTE Energy Company, 6.250%	339,050	15,264,031

	Contracts/ Notional amount	Value
Purchased options 0.0%		$1,045,601
(Cost $2,439,288)
Calls 0.0%		1,045,601
Over the Counter Option on the USD vs. AUD (Expiration Date: 6-4-20; Strike Price: AUD 0.69; Counterparty: Goldman Sachs Bank USA) (I)(J)	143,100,000	296,634
Over the Counter Option on the USD vs. MXN (Expiration Date: 9-11-20; Strike Price: $22.50; Counterparty: Goldman Sachs Bank USA) (I)(J)	72,680,000	748,967

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.6%				$85,461,774
(Cost $85,456,491)
U.S. Government Agency 0.2%				11,789,000
Federal Agricultural Mortgage Corp. Discount Note	1.390	03-02-20	2,314,000	2,314,000
Federal Home Loan Bank Discount Note	1.320	03-02-20	9,475,000	9,475,000

	Yield (%)	Shares	Value
Short-term funds 1.0%			54,892,774
John Hancock Collateral Trust (K)	1.6968(L)	5,484,396	54,892,774

26	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase agreement 0.4%		18,780,000
Barclays Tri-Party Repurchase Agreement dated 2-28-20 at 1.570% to be repurchased at $18,119,370 on 3-2-20, collateralized by $17,695,000 U.S. Treasury Notes, 1.875% due 6-30-26 (valued at $18,481,758)	18,117,000	18,117,000
Repurchase Agreement with State Street Corp. dated 2-28-20 at 0.550% to be repurchased at $663,030 on 3-2-20, collateralized by $625,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $678,776)	663,000	663,000

Total investments (Cost $5,191,682,354) 100.2%	$5,242,169,315
Other assets and liabilities, net (0.2%)	(11,041,280)
Total net assets 100.0%	$5,231,128,035

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	27

SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,937,437,732 or 37.0% of the fund's net assets as of 2-29-20.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(L)	The rate shown is the annualized seven-day yield as of 2-29-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
28	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	127	Long	Mar 2020	$24,459,673	$24,880,188	$420,515
Euro-BTP Italian Government Bond Futures	264	Short	Mar 2020	(42,528,805)	(42,480,708)	48,097
Euro-Buxl Futures	457	Short	Mar 2020	(104,449,686)	(110,879,971)	(6,430,285)
						$(5,961,673)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	66,520,000	CAD	59,596,199	ANZ	6/17/2020	—	$(979,719)
AUD	6,680,000	USD	4,388,219	BNY	6/17/2020	—	(28,307)
AUD	19,334,804	USD	13,109,631	MSCS	6/17/2020	—	(490,163)
AUD	2,100,000	USD	1,379,335	SSB	6/17/2020	—	(8,704)
CAD	29,268,800	AUD	33,260,000	HUS	6/17/2020	$95,558	—
CAD	29,790,300	GBP	17,161,250	CITI	6/17/2020	136,852	—
CAD	89,032,291	GBP	51,975,000	GSI	6/17/2020	—	(473,035)
CAD	88,965,267	GBP	51,486,250	RBC	6/17/2020	105,167	—
CAD	59,376,360	GBP	34,327,500	SCB	6/17/2020	115,131	—
CAD	14,534,940	NZD	17,178,750	ANZ	6/17/2020	80,392	—
CAD	87,044,331	NZD	103,057,500	RBC	6/17/2020	368,583	—
CAD	14,230,176	USD	10,750,113	CIBC	6/17/2020	—	(149,368)
CAD	54,502,003	USD	41,082,123	RBC	6/17/2020	—	(480,948)
EUR	7,202,589	USD	7,888,258	SSB	6/17/2020	110,015	—
GBP	69,122,500	CAD	119,870,396	CIBC	6/17/2020	—	(462,048)
GBP	17,166,250	CAD	29,442,162	CITI	6/17/2020	128,918	—
GBP	17,166,250	CAD	29,541,915	GSI	6/17/2020	54,607	—
GBP	34,327,500	CAD	59,141,893	MSCS	6/17/2020	59,535	—
GBP	17,161,250	CAD	29,694,282	SCB	6/17/2020	—	(65,324)
GBP	17,115,000	USD	21,895,048	GSI	6/17/2020	100,893	—
GBP	33,355,000	USD	43,616,899	UBS	6/17/2020	—	(749,553)
JPY	3,729,408,255	USD	34,327,500	ANZ	6/17/2020	426,310	—
JPY	3,601,629,445	USD	33,190,000	GSI	6/17/2020	373,057	—
MXN	222,127,767	USD	11,609,546	GSI	6/17/2020	—	(508,077)
NZD	34,357,500	CAD	29,054,935	ANZ	6/17/2020	—	(149,649)
NZD	34,355,000	CAD	29,070,895	CIBC	6/17/2020	—	(163,102)
NZD	34,362,780	CAD	29,055,964	NAB	6/17/2020	—	(147,112)
NZD	34,345,000	CAD	29,289,073	RBC	6/17/2020	—	(331,889)
NZD	34,357,500	CAD	29,055,853	SCB	6/17/2020	—	(150,332)
NZD	9,946,948	USD	6,465,679	SSB	6/17/2020	—	(242,658)
SGD	25,908,475	USD	18,549,167	HUS	3/2/2020	51,217	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	29

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	68,867,979	USD	50,077,143	ANZ	6/17/2020	—	$(601,884)
SGD	16,059,344	USD	11,838,224	SCB	6/17/2020	—	(301,074)
USD	43,979,571	AUD	65,173,168	ANZ	6/17/2020	$1,442,253	—
USD	7,955,445	BRL	34,644,373	CITI	6/17/2020	250,852	—
USD	141,304,612	CAD	187,533,122	MSCS	6/17/2020	1,602,128	—
USD	66,485,756	EUR	60,143,151	CITI	6/17/2020	—	(301,523)
USD	25,087,706	EUR	22,588,818	GSI	6/17/2020	3,459	—
USD	35,045,095	EUR	31,688,635	MSCS	6/17/2020	—	(144,243)
USD	280,588,319	EUR	251,888,180	UBS	6/17/2020	873,579	—
USD	29,690,571	GBP	22,886,184	CITI	6/17/2020	277,590	—
USD	23,312,854	GBP	18,150,084	HUS	6/17/2020	—	(13,362)
USD	21,557,170	GBP	16,677,500	UBS	6/17/2020	123,497	—
USD	67,517,500	JPY	7,397,534,632	CITI	6/17/2020	—	(1,419,042)
USD	31,890,446	JPY	3,422,036,158	GSI	6/17/2020	992	—
USD	63,643,710	MXN	1,213,055,483	CITI	6/17/2020	3,017,804	—
USD	76,766,079	NOK	707,944,453	HUS	6/17/2020	1,537,966	—
USD	21,188,712	NZD	32,734,901	ANZ	6/17/2020	709,068	—
USD	81,492,852	SGD	112,089,921	HUS	6/17/2020	966,635	—
						$13,012,058	$(8,361,116)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
30	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $5,220,589,579. Net unrealized appreciation aggregated to $20,269,005, of which $192,910,471 related to gross unrealized appreciation and $172,641,466 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	31

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $5,136,794,393) including $53,629,438 of securities loaned	$5,187,276,541
Affiliated investments, at value (Cost $54,887,961)	54,892,774
Total investments, at value (Cost $5,191,682,354)	5,242,169,315
Unrealized appreciation on forward foreign currency contracts	13,012,058
Cash	583
Foreign currency, at value (Cost $6,342,258)	6,419,322
Collateral held at broker for futures contracts	13,514,604
Collateral segregated at custodian for OTC derivative contracts	2,293,000
Dividends and interest receivable	46,399,857
Receivable for fund shares sold	32,006,898
Receivable for investments sold	49,021,667
Receivable for securities lending income	39,473
Other assets	220,651
Total assets	5,405,097,428
Liabilities
Unrealized depreciation on forward foreign currency contracts	8,361,116
Payable for futures variation margin	3,545,477
Distributions payable	159,761
Foreign capital gains tax payable	101
Payable for investments purchased	44,453,303
Payable for fund shares repurchased	61,318,382
Payable upon return of securities loaned	54,867,193
Payable to affiliates
Accounting and legal services fees	133,794
Transfer agent fees	256,942
Distribution and service fees	4,594
Trustees' fees	11,803
Other liabilities and accrued expenses	856,927
Total liabilities	173,969,393
Net assets	$5,231,128,035
Net assets consist of
Paid-in capital	$5,424,478,681
Total distributable earnings (loss)	(193,350,646)
Net assets	$5,231,128,035

32	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($325,883,858 ÷ 30,507,493 shares)[1]	$10.68
Class C ($174,401,161 ÷ 16,325,465 shares)[1]	$10.68
Class I ($2,216,965,903 ÷ 207,518,589 shares)	$10.68
Class R2 ($10,422,203 ÷ 974,743 shares)	$10.69
Class R6 ($455,351,631 ÷ 42,596,428 shares)	$10.69
Class NAV ($2,048,103,279 ÷ 191,811,070 shares)	$10.68
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.13

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	33

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Interest	$88,988,630
Dividends	7,415,841
Securities lending	346,851
Less foreign taxes withheld	(1,314,611)
Total investment income	95,436,711
Expenses
Investment management fees	17,035,124
Distribution and service fees	1,453,357
Accounting and legal services fees	486,505
Transfer agent fees	1,736,687
Trustees' fees	50,576
Custodian fees	601,828
State registration fees	65,029
Printing and postage	266,757
Professional fees	106,157
Other	144,941
Total expenses	21,946,961
Less expense reductions	(741,119)
Net expenses	21,205,842
Net investment income	74,230,869
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	61,935,892
Affiliated investments	(1,612)
Futures contracts	4,341,338
Forward foreign currency contracts	26,812,485
93,088,103
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(69,997,276)
Affiliated investments	11,046
Futures contracts	(2,891,619)
Forward foreign currency contracts	(21,928,702)
(94,806,551)
Net realized and unrealized loss	(1,718,448)
Increase in net assets from operations	$72,512,421
34	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$74,230,869	$204,676,794
Net realized gain (loss)	93,088,103	(296,285,647)
Change in net unrealized appreciation (depreciation)	(94,806,551)	418,122,419
Increase in net assets resulting from operations	72,512,421	326,513,566
Distributions to shareholders
From earnings
Class A	(3,356,799)	(10,765,205)
Class C	(1,255,967)	(5,358,059)
Class I	(26,381,602)	(89,828,701)
Class R2	(114,994)	(428,768)
Class R6	(6,324,359)	(30,825,594)
Class NAV	(25,725,294)	(62,949,837)
Total distributions	(63,159,015)	(200,156,164)
From fund share transactions	(247,560,242)	(2,012,363,901)
Total decrease	(238,206,836)	(1,886,006,499)
Net assets
Beginning of period	5,469,334,871	7,355,341,370
End of period	$5,231,128,035	$5,469,334,871
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	35

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.67	$10.36	$10.93	$10.72	$10.80	$10.98
Net investment income[2]	0.13	0.32	0.32	0.29	0.26	0.32
Net realized and unrealized gain (loss) on investments	(0.01)	0.30	(0.55)	0.17	0.21	(0.17)
Total from investment operations	0.12	0.62	(0.23)	0.46	0.47	0.15
Less distributions
From net investment income	(0.11)	(0.31)	(0.34)	(0.25)	(0.28)	(0.33)
From net realized gain	—	—	—	—	(0.27)	—
Total distributions	(0.11)	(0.31)	(0.34)	(0.25)	(0.55)	(0.33)
Net asset value, end of period	$10.68	$10.67	$10.36	$10.93	$10.72	$10.80
Total return (%)[3,4]	1.12 [5]	6.10	(2.28)	4.44	4.52	1.42
Ratios and supplemental data
Net assets, end of period (in millions)	$326	$331	$429	$543	$1,138	$1,152
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12 [6]	1.11	1.09	1.10	1.11	1.11
Expenses including reductions	1.09 [6]	1.08	1.06	1.07	1.08	1.08
Net investment income	2.46 [6]	3.09	2.99	2.73	2.42	2.95
Portfolio turnover (%)	36	84	63	42	44	37

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
36	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.67	$10.36	$10.93	$10.72	$10.80	$10.98
Net investment income[2]	0.09	0.25	0.25	0.22	0.18	0.25
Net realized and unrealized gain (loss) on investments	(0.01)	0.29	(0.56)	0.16	0.21	(0.17)
Total from investment operations	0.08	0.54	(0.31)	0.38	0.39	0.08
Less distributions
From net investment income	(0.07)	(0.23)	(0.26)	(0.17)	(0.20)	(0.26)
From net realized gain	—	—	—	—	(0.27)	—
Total distributions	(0.07)	(0.23)	(0.26)	(0.17)	(0.47)	(0.26)
Net asset value, end of period	$10.68	$10.67	$10.36	$10.93	$10.72	$10.80
Total return (%)[3,4]	0.77 [5]	5.36	(2.97)	3.72	3.79	0.71
Ratios and supplemental data
Net assets, end of period (in millions)	$174	$202	$284	$375	$447	$453
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82 [6]	1.81	1.79	1.80	1.81	1.81
Expenses including reductions	1.79 [6]	1.78	1.76	1.77	1.78	1.78
Net investment income	1.76 [6]	2.40	2.29	2.07	1.72	2.26
Portfolio turnover (%)	36	84	63	42	44	37

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	37

CLASS I SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.67	$10.36	$10.93	$10.73	$10.80	$10.98
Net investment income[2]	0.15	0.35	0.35	0.33	0.29	0.36
Net realized and unrealized gain (loss) on investments	(0.02)	0.30	(0.55)	0.15	0.22	(0.17)
Total from investment operations	0.13	0.65	(0.20)	0.48	0.51	0.19
Less distributions
From net investment income	(0.12)	(0.34)	(0.37)	(0.28)	(0.31)	(0.37)
From net realized gain	—	—	—	—	(0.27)	—
Total distributions	(0.12)	(0.34)	(0.37)	(0.28)	(0.58)	(0.37)
Net asset value, end of period	$10.68	$10.67	$10.36	$10.93	$10.73	$10.80
Total return (%)[3]	1.27 [4]	6.41	(2.00)	4.67	4.94	1.74
Ratios and supplemental data
Net assets, end of period (in millions)	$2,217	$2,315	$3,441	$3,873	$2,500	$2,198
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82 [5]	0.82	0.79	0.79	0.79	0.80
Expenses including reductions	0.79 [5]	0.79	0.76	0.76	0.76	0.76
Net investment income	2.76 [5]	3.38	3.28	3.10	2.73	3.26
Portfolio turnover (%)	36	84	63	42	44	37

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
38	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.68	$10.37	$10.94	$10.73	$10.80	$10.99
Net investment income[2]	0.13	0.31	0.31	0.29	0.25	0.31
Net realized and unrealized gain (loss) on investments	(0.02)	0.30	(0.55)	0.16	0.22	(0.17)
Total from investment operations	0.11	0.61	(0.24)	0.45	0.47	0.14
Less distributions
From net investment income	(0.10)	(0.30)	(0.33)	(0.24)	(0.27)	(0.33)
From net realized gain	—	—	—	—	(0.27)	—
Total distributions	(0.10)	(0.30)	(0.33)	(0.24)	(0.54)	(0.33)
Net asset value, end of period	$10.69	$10.68	$10.37	$10.94	$10.73	$10.80
Total return (%)[3]	1.07 [4]	6.01	(2.36)	4.32	4.52	1.30
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$12	$16	$19	$19	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21 [5]	1.19	1.19	1.20	1.16	1.18
Expenses including reductions	1.18 [5]	1.17	1.16	1.17	1.13	1.14
Net investment income	2.37 [5]	3.01	2.89	2.68	2.37	2.85
Portfolio turnover (%)	36	84	63	42	44	37

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	39

CLASS R6 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.67	$10.37	$10.94	$10.73	$10.80	$10.98
Net investment income[2]	0.15	0.37	0.36	0.35	0.30	0.36
Net realized and unrealized gain (loss) on investments	—	0.28	(0.55)	0.15	0.22	(0.16)
Total from investment operations	0.15	0.65	(0.19)	0.50	0.52	0.20
Less distributions
From net investment income	(0.13)	(0.35)	(0.38)	(0.29)	(0.32)	(0.38)
From net realized gain	—	—	—	—	(0.27)	—
Total distributions	(0.13)	(0.35)	(0.38)	(0.29)	(0.59)	(0.38)
Net asset value, end of period	$10.69	$10.67	$10.37	$10.94	$10.73	$10.80
Total return (%)[3]	1.42 [4]	6.42	(1.89)	4.87	5.06	1.84
Ratios and supplemental data
Net assets, end of period (in millions)	$455	$543	$1,464	$998	$31	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71 [5]	0.70	0.69	0.69	0.70	0.77
Expenses including reductions	0.68 [5]	0.68	0.66	0.66	0.65	0.65
Net investment income	2.86 [5]	3.55	3.42	3.32	2.86	3.30
Portfolio turnover (%)	36	84	63	42	44	37

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
40	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.66	$10.36	$10.93	$10.72	$10.79	$10.97
Net investment income[2]	0.15	0.36	0.36	0.34	0.30	0.37
Net realized and unrealized gain (loss) on investments	—	0.29	(0.55)	0.16	0.22	(0.17)
Total from investment operations	0.15	0.65	(0.19)	0.50	0.52	0.20
Less distributions
From net investment income	(0.13)	(0.35)	(0.38)	(0.29)	(0.32)	(0.38)
From net realized gain	—	—	—	—	(0.27)	—
Total distributions	(0.13)	(0.35)	(0.38)	(0.29)	(0.59)	(0.38)
Net asset value, end of period	$10.68	$10.66	$10.36	$10.93	$10.72	$10.79
Total return (%)[3]	1.42 [4]	6.54	(1.89)	4.79	5.06	1.85
Ratios and supplemental data
Net assets, end of period (in millions)	$2,048	$2,067	$1,720	$1,847	$1,814	$1,683
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70 [5]	0.69	0.68	0.68	0.68	0.68
Expenses including reductions	0.67 [5]	0.66	0.65	0.65	0.65	0.65
Net investment income	2.88 [5]	3.45	3.41	3.20	2.85	3.39
Portfolio turnover (%)	36	84	63	42	44	37

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	41

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
42	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$610,207,178	—	$610,207,178	—
Foreign government obligations	1,018,809,588	—	1,018,809,588	—
Corporate bonds	2,521,229,356	—	2,521,229,356	—
Convertible bonds	81,265,323	—	81,265,323	—
Capital preferred securities	68,516,298	—	68,516,298	—
Term loans	432,510	—	432,510	—
Collateralized mortgage obligations	280,035,181	—	280,035,181	—
Asset backed securities	198,978,532	—	198,978,532	—
Common stocks	110,636,703	$110,636,703	—	—
Preferred securities	265,551,271	207,538,128	58,013,143	—
Purchased options	1,045,601	—	1,045,601	—
Short-term investments	85,461,774	54,892,774	30,569,000	—
Total investments in securities	$5,242,169,315	$373,067,605	$4,869,101,710	—
Derivatives:
Assets
Futures	$468,612	$468,612	—	—
Forward foreign currency contracts	13,012,058	—	$13,012,058	—
Liabilities
Futures	(6,430,285)	(6,430,285)	—	—
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	43

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$(8,361,116)	—	$(8,361,116)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund
44	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2020, the fund loaned securities valued at $53,629,438 and received $54,867,193 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	45

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020 were $7,686.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $165,711,509 and a long-term capital loss carryforward of $112,936,743 available to offset future net realized capital gains.These carryforwards do not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
46	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities and contingent payment debt instruments.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	47

of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 29, 2020, the fund used futures contracts to manage duration of the fund and as a substitute for securities purchased. The fund held futures contracts with USD notional values ranging from $14.9 million to $624.9 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 29, 2020, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $2.0 billion to $4.7 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the
48	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

closing sale are greater or less than the original cost.
During the six months ended February 29, 2020, the fund used purchased options contracts to manage against anticipated currency exchange rate changes.. The fund held purchased options contracts with market values ranging from $1.0 million to $1.6 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 29, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	$468,612	$(6,430,285)
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	13,012,058	(8,361,116)
Currency	Unaffiliated investments, at value[2]	Purchased options	1,045,601	—
			$14,526,271	$(14,791,401)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund's investments.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	—	$4,341,338	—	$4,341,338
Currency	$(1,937,221)	—	$26,812,485	24,875,264
Total	$(1,937,221)	$4,341,338	$26,812,485	$29,216,602

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	—	$(2,891,619)	—	$(2,891,619)
Currency	$(1,713,827)	—	$(21,928,702)	(23,642,529)
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	49

	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Total
Total	$(1,713,827)	$(2,891,619)	$(21,928,702)	$(26,534,148)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of:(a) 0.700% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund’s aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.575% of the fund’s aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund, 2) Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust, 3) Strategic Income Opportunities Fund, a sub-fund of Manulife Investment Management I PLC (formerly John Hancock Worldwide Investors, PLC) and 4) certain assets of Income Allocation Fund, a fund of the Trust, as defined in the advisory agreement. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The advisor contractually agrees to reduce its management fee (after giving effect to asset breakpoints) by an annual rate of 0.02% of the fund’s average daily net assets. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
50	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Class	Expense reduction
Class A	$45,254
Class C	25,683
Class I	310,080
Class R2	1,624
Class	Expense reduction
Class R6	$70,993
Class NAV	287,485
Total	$741,119
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.61% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $90,453 for the six months ended February 29, 2020. Of this amount, $12,384 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $78,069 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, CDSCs received by the Distributor amounted to $860 and $1,058 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	51

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$492,293	$201,982
Class C	931,714	114,766
Class I	—	1,385,200
Class R2	29,350	776
Class R6	—	33,963
Total	$1,453,357	$1,736,687
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,548,849	3	1.550%	$200
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,136,982	$33,537,000	6,020,521	$61,927,546
Distributions reinvested	307,412	3,288,928	1,026,562	10,557,843
Repurchased	(3,986,855)	(42,667,267)	(17,427,387)	(179,036,496)
Net decrease	(542,461)	$(5,841,339)	(10,380,304)	$(106,551,107)
Class C shares
Sold	435,355	$4,659,461	1,224,242	$12,587,802
Distributions reinvested	107,369	1,148,446	478,415	4,914,576
Repurchased	(3,140,631)	(33,562,507)	(10,236,549)	(105,032,496)
Net decrease	(2,597,907)	$(27,754,600)	(8,533,892)	$(87,530,118)
52	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class I shares
Sold	23,690,711	$253,692,015	78,617,400	$806,137,051
Distributions reinvested	2,389,436	25,563,460	8,326,351	85,609,827
Repurchased	(35,543,169)	(380,483,859)	(202,080,540)	(2,069,411,994)
Net decrease	(9,463,022)	$(101,228,384)	(115,136,789)	$(1,177,665,116)
Class R2 shares
Sold	103,826	$1,111,710	239,045	$2,469,967
Distributions reinvested	10,618	113,704	40,599	417,783
Repurchased	(250,310)	(2,703,041)	(756,787)	(7,842,863)
Net decrease	(135,866)	$(1,477,627)	(477,143)	$(4,955,113)
Class R6 shares
Sold	6,084,133	$65,265,710	36,288,073	$370,699,820
Distributions reinvested	589,050	6,306,071	3,001,804	30,766,675
Repurchased	(14,976,510)	(160,528,357)	(129,579,867)	(1,320,035,805)
Net decrease	(8,303,327)	$(88,956,576)	(90,289,990)	$(918,569,310)
Class NAV shares
Sold	8,446,325	$89,968,965	64,780,301	$663,966,193
Distributions reinvested	2,404,774	25,725,294	6,100,993	62,922,576
Repurchased	(12,870,850)	(137,995,975)	(43,092,160)	(443,981,906)
Net increase (decrease)	(2,019,751)	$(22,301,716)	27,789,134	$282,906,863
Total net decrease	(23,062,334)	$(247,560,242)	(197,028,984)	$(2,012,363,901)
Affiliates of the fund owned 3% and 91% of shares of Class R6 and Class NAV, respectively, on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,888,223,702 and $1,873,338,689, respectively, for the six months ended February 29, 2020. Purchases and sales of U.S. Treasury obligations aggregated $0 and $123,738,788, respectively, for the six months ended February 29, 2020.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2020, funds within the John Hancock group of funds complex held 35.6% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	14.2%
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	53

Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	6.3%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.1%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,484,396	$68,339,096	$142,684,588	$(156,140,344)	$(1,612)	$11,046	$346,851	—	$54,892,774

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 11—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
54	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Christopher M. Chapman, CFA
Thomas C. Goggins
Daniel S. Janis III
Kisoo Park

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       56

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed
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we support the role of professional financial advice and operate with
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John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105653	356SA 2/20 4/20

John Hancock Funds II

Semiannual report — table of contents

Sector or portfolio composition	3

Shareholder expense example	5

Portfolio of investments (See below for each fund’s page #)	7

Statements of assets and liabilities	88

Statements of operations	92

Statements of changes in net assets	96

Financial highlights	99

Notes to financial statements	104

For more information	127

Fund	Portfolio of investments
Capital Appreciation Fund	7
Capital Appreciation Value Fund	8
Health Sciences Fund	13
International Strategic Equity Allocation Fund	16
International Value Fund	33
Mid Cap Stock Fund	34
Mid Value Fund	35
Multi-Index Lifestyle Aggressive Portfolio	37
Multi-Index Lifestyle Balanced Portfolio	38
Multi-Index Lifestyle Conservative Portfolio	38
Multi-Index Lifestyle Growth Portfolio	39
Multi-Index Lifestyle Moderate Portfolio	40
Real Estate Securities Fund	40
Science & Technology Fund	41
Strategic Equity Allocation Fund	42
U.S. Sector Rotation Fund (formerly U.S. Strategic Equity Allocation Fund)	80

John Hancock Funds II

Sector or portfolio composition

Capital Appreciation Fund

Sector Composition*	% of Total
Information technology	41.7
Consumer discretionary	22.5
Communication services	12.5
Health care	8.8
Industrials	5.9
Consumer staples	4.3
Financials	2.2
Real estate	0.4
Short-term investments and other	1.7

Capital Appreciation Value Fund

Portfolio Composition*	% of Total
Common stocks	58.4
Corporate bonds	17.7
Term loans	7.2
Preferred securities	5.4
Short-term investments and other	11.3

Health Sciences Fund

Industry Composition*	% of Total
Biotechnology	37.2
Health care equipment and supplies	22.7
Health care providers and services	15.6
Pharmaceuticals	13.6
Life sciences tools and services	7.9
Industrial conglomerates	0.4
Health care technology	0.4
Software	0.4
Specialty retail	0.4
Short-term investments and other	1.4

International Strategic Equity
Allocation Fund

Sector Composition*	% of Total
Financials	21.2
Information technology	12.0
Consumer discretionary	11.5
Industrials	11.4
Health care	9.2
Consumer staples	8.2
Communication services	6.7
Materials	6.4
Energy	4.4
Utilities	3.2
Real estate	2.8
Short-term investments and other	3.0

International Value Fund

Sector Composition*	% of Total
Financials	25.0
Industrials	14.4
Health care	11.1
Consumer staples	10.6
Consumer discretionary	9.1
Information technology	8.7
Materials	6.2
Energy	4.9
Communication services	4.6
Real estate	2.1
Short-term investments and other	3.3

Mid Cap Stock Fund

Sector Composition*	% of Total
Information technology	28.3
Health care	24.4
Consumer discretionary	18.7
Industrials	12.4
Communication services	5.5
Consumer staples	4.4
Financials	1.2
Real estate	0.4
Short-term investments and other	4.7

Mid Value Fund

Sector Composition*	% of Total
Financials	17.9
Health care	16.7
Energy	10.5
Materials	9.7
Industrials	8.8
Consumer staples	8.1
Real estate	6.0
Consumer discretionary	5.0
Communication services	4.2
Information technology	4.0
Utilities	3.8
Short-term investments and other	5.3

Multi-Index Lifestyle
Aggressive Portfolio

Asset Allocation**	% of Total
Affiliated investment companies	65.7
Large blend	65.7
Unaffiliated investment companies	33.1
Exchange-traded funds	33.1
Short-term investments	1.2

Multi-Index Lifestyle
Balanced Portfolio

Asset Allocation**	% of Total
Affiliated investment companies	35.5
Large blend	35.5
Unaffiliated investment companies	59.7
Exchange-traded funds	56.3
Fixed income	3.4
Short-term investments	4.8

Multi-Index Lifestyle
Conservative Portfolio

Asset Allocation**	% of Total
Affiliated investment companies	9.6
Large blend	9.6
Unaffiliated investment companies	84.4
Exchange-traded funds	77.9
Fixed income	6.5
Short-term investments	6.0

Multi-Index Lifestyle
Growth Portfolio

Asset Allocation**	% of Total
Affiliated investment companies	48.6
Large blend	48.6
Unaffiliated investment companies	45.6
Exchange-traded funds	44.0
Fixed income	1.6
Short-term investments	5.8

Multi-Index Lifestyle
Moderate Portfolio

Asset Allocation**	% of Total
Affiliated investment companies	23.4
Large blend	23.4
Unaffiliated investment companies	73.7
Exchange-traded funds	69.0
Fixed income	4.7
Short-term investments	2.9

Real Estate Securities Fund

Portfolio Composition*	% of Total
Residential REITs	22.0
Specialized REITs	16.9
Industrial REITs	14.7
Retail REITs	12.9
Health care REITs	12.1
Office REITs	10.9
IT consulting and other services	4.4
Diversified REITs	4.2
Hotel and resort REITs	1.9

John Hancock Funds II

Sector or portfolio composition

Science & Technology Fund

Sector Composition*	% of Total
Information technology	53.7
Communication services	19.6
Consumer discretionary	15.2
Industrials	1.5
Health care	1.0
Real estate	0.1
Short-term investments and other	8.9

Strategic Equity Allocation Fund

Sector Composition*	% of Total
Information technology	18.8
Financials	15.3
Health care	11.6
Consumer discretionary	9.8
Communication services	9.8
Industrials	8.9
Consumer staples	6.1
Utilities	4.2
Materials	4.2
Energy	3.7
Real estate	3.4
Short-term investments and other	4.2

U.S. Sector Rotation Fund

Sector Composition*	% of Total
Information technology	24.7
Communication services	13.5
Health care	13.3
Financials	11.1
Consumer discretionary	8.4
Industrials	6.0
Consumer staples	5.3
Utilities	5.0
Energy	3.7
Real estate	2.8
Materials	2.6
Short-term investments and other	3.6

*	As a percentage of net assets.

**	As a percentage of total investments.

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2019 through February 29, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Capital Appreciation Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,096.10	$4.12	0.79%
	Hypothetical example	1,000.00	1,020.90	3.97	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,095.90	3.86	0.74%
	Hypothetical example	1,000.00	1,021.20	3.72	0.74%
Capital Appreciation Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,026.30	$4.13	0.82%
	Hypothetical example	1,000.00	1,020.80	4.12	0.82%
Health Sciences Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,066.10	$5.39	1.05%
	Hypothetical example	1,000.00	1,019.60	5.27	1.05%
International Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,009.90	$2.80	0.56%
	Hypothetical example	1,000.00	1,022.10	2.82	0.56%
International Value Fund
Class 1	Actual expenses/actual returns	$1,000.00	$ 978.60	$4.72	0.96%
	Hypothetical example	1,000.00	1,020.10	4.82	0.96%
Class NAV	Actual expenses/actual returns	1,000.00	979.00	4.48	0.91%
	Hypothetical example	1,000.00	1,020.30	4.57	0.91%
Mid Cap Stock Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,020.00	$4.62	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%
Class NAV	Actual expenses/actual returns	1,000.00	1,020.20	4.37	0.87%
	Hypothetical example	1,000.00	1,020.50	4.37	0.87%

John Hancock Funds II
Shareholder expense example

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Mid Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$ 998.30	$4.67	0.94%
	Hypothetical example	1,000.00	1,020.20	4.72	0.94%
Multi-Index Lifestyle Aggressive Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,004.20	$1.30	0.26% [2]
	Hypothetical example	1,000.00	1,023.60	1.31	0.26% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,003.80	1.44	0.29% [2]
	Hypothetical example	1,000.00	1,023.40	1.46	0.29% [2]
Multi-Index Lifestyle Balanced Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,013.40	$1.85	0.37% [2]
	Hypothetical example	1,000.00	1,023.00	1.86	0.37% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,012.20	2.00	0.40% [2]
	Hypothetical example	1,000.00	1,022.90	2.01	0.40% [2]
Multi-Index Lifestyle Conservative Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,021.20	$2.56	0.51% [2]
	Hypothetical example	1,000.00	1,022.30	2.56	0.51% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,021.00	2.71	0.54% [2]
	Hypothetical example	1,000.00	1,022.20	2.72	0.54% [2]
Multi-Index Lifestyle Growth Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,008.50	$1.50	0.30% [2]
	Hypothetical example	1,000.00	1,023.40	1.51	0.30% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,009.00	1.70	0.34% [2]
	Hypothetical example	1,000.00	1,023.20	1.71	0.34% [2]
Multi-Index Lifestyle Moderate Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,015.70	$2.21	0.44% [2]
	Hypothetical example	1,000.00	1,022.70	2.21	0.44% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,015.50	2.41	0.48% [2]
	Hypothetical example	1,000.00	1,022.50	2.41	0.48% [2]
Real Estate Securities Fund
Class 1	Actual expenses/actual returns	$1,000.00	$ 947.40	$3.87	0.80%
	Hypothetical example	1,000.00	1,020.90	4.02	0.80%
Science & Technology Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,082.60	$5.49	1.06%
	Hypothetical example	1,000.00	1,019.60	5.32	1.06%
Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,010.10	$2.70	0.54%
	Hypothetical example	1,000.00	1,022.20	2.72	0.54%
U.S. Sector Rotation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,020.00	$2.71	0.54%
	Hypothetical example	1,000.00	1,022.20	2.72	0.54%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Communication services – 12.5%
Entertainment – 3.7%
Netflix, Inc. (A)	168,607	$62,221,041
Interactive media and services – 8.8%
Alphabet, Inc., Class A (A)	37,539	50,274,106
Alphabet, Inc., Class C (A)	37,533	50,269,073
Facebook, Inc., Class A (A)	240,369	46,263,821
		146,807,000
		209,028,041
Consumer discretionary – 22.5%
Automobiles – 3.1%
Tesla, Inc. (A)	78,278	52,288,921
Hotels, restaurants and leisure – 1.3%
Chipotle Mexican Grill, Inc. (A)	28,668	22,176,991
Internet and direct marketing retail – 9.6%
Alibaba Group Holding, Ltd., ADR (A)	275,300	57,262,400
Amazon.com, Inc. (A)	55,023	103,649,576
		160,911,976
Specialty retail – 1.3%
The Home Depot, Inc.	96,381	20,995,637
Textiles, apparel and luxury goods – 7.2%
adidas AG	67,609	19,035,195
Kering SA	58,452	32,961,299
Lululemon Athletica, Inc. (A)	136,438	29,662,986
LVMH Moet Hennessy Louis Vuitton SE	19,678	8,212,228
NIKE, Inc., Class B	335,454	29,982,879
		119,854,587
		376,228,112
Consumer staples – 4.3%
Beverages – 0.7%
Constellation Brands, Inc., Class A	71,433	12,313,621
Food and staples retailing – 1.8%
Costco Wholesale Corp.	106,780	30,020,129
Personal products – 1.8%
The Estee Lauder Companies, Inc., Class A	163,786	30,071,110
		72,404,860
Financials – 2.2%
Banks – 0.5%
JPMorgan Chase & Co.	68,639	7,969,674
Capital markets – 1.7%
S&P Global, Inc.	69,508	18,482,872
The Goldman Sachs Group, Inc.	53,477	10,736,577
		29,219,449
		37,189,123
Health care – 8.8%
Biotechnology – 1.9%
BioMarin Pharmaceutical, Inc. (A)	105,064	9,494,634
Exact Sciences Corp. (A)	76,124	6,162,238
Vertex Pharmaceuticals, Inc. (A)	72,666	16,279,364
		31,936,236
Health care equipment and supplies – 2.9%
Boston Scientific Corp. (A)	307,557	11,499,556
Danaher Corp.	15,756	2,278,002
DexCom, Inc. (A)	53,290	14,708,040
Edwards Lifesciences Corp. (A)	35,378	7,246,830
Intuitive Surgical, Inc. (A)	24,478	13,070,273
		48,802,701
Health care providers and services – 0.4%
Guardant Health, Inc. (A)	67,081	5,833,364
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services – 0.8%
Illumina, Inc. (A)	48,983	$13,013,314
Pharmaceuticals – 2.8%
AstraZeneca PLC, ADR	679,958	29,782,160
Eli Lilly & Company	137,868	17,389,291
		47,171,451
		146,757,066
Industrials – 5.9%
Aerospace and defense – 3.3%
Airbus SE	80,751	9,746,527
Safran SA	134,699	18,646,154
The Boeing Company	99,635	27,410,585
		55,803,266
Road and rail – 2.6%
Uber Technologies, Inc. (A)	718,826	24,346,637
Union Pacific Corp.	114,782	18,343,311
		42,689,948
		98,493,214
Information technology – 41.7%
IT services – 14.2%
Adyen NV (A)(B)	28,976	25,503,073
FleetCor Technologies, Inc. (A)	83,492	22,191,339
Mastercard, Inc., Class A	235,508	68,356,197
PayPal Holdings, Inc. (A)	183,823	19,851,046
Shopify, Inc., Class A (A)	43,735	20,262,863
Square, Inc., Class A (A)	122,519	10,209,508
Twilio, Inc., Class A (A)(C)	115,814	13,045,289
Visa, Inc., Class A	322,009	58,528,356
		237,947,671
Semiconductors and semiconductor equipment – 5.3%
Broadcom, Inc.	65,107	17,749,470
NVIDIA Corp.	195,723	52,858,911
QUALCOMM, Inc.	108,688	8,510,270
Xilinx, Inc.	108,982	9,098,907
		88,217,558
Software – 17.6%
Adobe, Inc. (A)	150,784	52,038,574
Coupa Software, Inc. (A)	79,293	11,874,127
Microsoft Corp.	607,298	98,388,349
salesforce.com, Inc. (A)	388,355	66,175,692
ServiceNow, Inc. (A)	57,418	18,723,436
Splunk, Inc. (A)	154,404	22,748,341
The Trade Desk, Inc., Class A (A)	8,514	2,445,647
Workday, Inc., Class A (A)	124,325	21,539,306
		293,933,472
Technology hardware, storage and peripherals – 4.6%
Apple, Inc.	281,770	77,024,647
		697,123,348
Real estate – 0.4%
Equity real estate investment trusts – 0.4%
American Tower Corp.	34,394	7,800,559
TOTAL COMMON STOCKS (Cost $729,687,997)		$1,645,024,323

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 1.0%
John Hancock Collateral Trust, 1.6968% (D)(E)	2,674	$26,765
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	15,873,439	15,873,439
TOTAL SHORT-TERM INVESTMENTS (Cost $15,900,186)		$15,900,204
Total Investments (Capital Appreciation Fund) (Cost $745,588,183) – 99.3%		$1,660,924,527
Other assets and liabilities, net – 0.7%		11,838,484
TOTAL NET ASSETS – 100.0%		$1,672,763,011
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-29-20.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 58.4%
Communication services – 3.7%
Interactive media and services – 3.7%
Alphabet, Inc., Class A (A)	38	$50,892
Alphabet, Inc., Class C (A)(B)	23,220	31,099,243
Facebook, Inc., Class A (A)	100,000	19,247,000
		50,397,135
Consumer discretionary – 5.5%
Auto components – 0.5%
Aptiv PLC (B)	88,192	6,888,677
Hotels, restaurants and leisure – 2.8%
Hilton Worldwide Holdings, Inc.	219,992	21,383,222
Yum! Brands, Inc.	193,177	17,241,047
		38,624,269
Internet and direct marketing retail – 2.2%
Amazon.com, Inc. (A)	15,564	29,318,685
		74,831,631
Consumer staples – 1.4%
Beverages – 1.4%
Keurig Dr. Pepper, Inc. (C)	704,881	19,652,082
Energy – 0.2%
Oil, gas and consumable fuels – 0.2%
Concho Resources, Inc.	44,200	3,006,484
Financials – 5.1%
Capital markets – 2.2%
Intercontinental Exchange, Inc.	198,025	17,667,791
S&P Global, Inc. (B)	47,583	12,652,796
		30,320,587
Insurance – 2.9%
Marsh & McLennan Companies, Inc.	385,242	40,280,904
		70,601,491
Health care – 14.4%
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies – 7.5%
Alcon, Inc. (A)	493,218	$30,160,963
Becton, Dickinson and Company (B)	114,644	27,264,636
Danaher Corp.	258,952	37,439,280
Envista Holdings Corp. (A)	301,890	7,661,968
		102,526,847
Health care providers and services – 1.8%
Humana, Inc.	41,100	13,138,848
UnitedHealth Group, Inc.	45,700	11,651,672
		24,790,520
Life sciences tools and services – 5.1%
Avantor, Inc. (A)	302,057	4,757,398
PerkinElmer, Inc.	407,261	35,203,641
Thermo Fisher Scientific, Inc.	104,734	30,456,647
		70,417,686
		197,735,053
Industrials – 9.8%
Aerospace and defense – 0.3%
The Boeing Company	16,046	4,414,415
Commercial services and supplies – 1.1%
Waste Connections, Inc.	155,569	15,010,853
Industrial conglomerates – 6.2%
General Electric Company	4,972,439	54,100,136
Roper Technologies, Inc. (B)	89,033	31,312,906
		85,413,042
Machinery – 2.2%
Fortive Corp.	431,252	29,825,388
		134,663,698
Information technology – 13.2%
Electronic equipment, instruments and components – 0.5%
TE Connectivity, Ltd.	86,932	7,204,055
IT services – 6.7%
Fiserv, Inc. (A)(B)	404,841	44,273,412
Global Payments, Inc. (B)	129,315	23,790,081
Visa, Inc., Class A (B)	136,022	24,723,359
		92,786,852
Semiconductors and semiconductor equipment – 2.8%
Maxim Integrated Products, Inc.	329,069	18,302,818
NXP Semiconductors NV (B)	177,110	20,135,627
		38,438,445
Software – 3.2%
Microsoft Corp. (B)	268,200	43,451,082
		181,880,434
Utilities – 5.1%
Electric utilities – 3.3%
American Electric Power Company, Inc.	203,551	18,168,962
NextEra Energy, Inc. (B)	22,690	5,735,124
Xcel Energy, Inc. (B)	340,452	21,216,969
		45,121,055
Multi-utilities – 1.8%
Ameren Corp.	114,011	9,006,869
NiSource, Inc.	591,882	15,992,652
		24,999,521
		70,120,576
TOTAL COMMON STOCKS (Cost $643,098,567)		$802,888,584
PREFERRED SECURITIES – 5.4%
Financials – 1.8%
Banks – 1.6%
JPMorgan Chase & Co., 5.750%	104,637	2,774,973

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Banks (continued)
U.S. Bancorp, 5.500%	55,000	$1,483,900
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	27,000	716,850
Wells Fargo & Company, Series L, 7.500%	11,590	17,442,950
		22,418,673
Capital markets – 0.2%
The Charles Schwab Corp., 5.950%	8,000	204,560
The Charles Schwab Corp., 6.000%	72,000	1,836,000
		2,040,560
		24,459,233
Health care – 1.4%
Health care equipment and supplies – 0.7%
Becton, Dickinson and Company, 6.125%	169,784	9,608,077
Life sciences tools and services – 0.7%
Avantor, Inc., 6.250%	179,751	10,024,713
Pharmaceuticals – 0.0%
Elanco Animal Health, Inc., 5.000% (C)	7,527	384,253
		20,017,043
Industrials – 0.2%
Machinery – 0.2%
Fortive Corp., 5.000%	3,052	2,780,450
Utilities – 2.0%
Electric utilities – 0.9%
Alabama Power Company, 5.000%	50,000	1,271,500
American Electric Power Company, Inc., 6.125%	36,088	1,872,245
Duke Energy Corp., 5.625%	103,700	2,724,199
NextEra Energy, Inc., 5.279%	76,149	3,461,863
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	4,172	101,046
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	103,538	2,350,313
		11,781,166
Multi-utilities – 1.1%
CMS Energy Corp., 5.875%	156,300	4,091,934
CMS Energy Corp., 5.875%	207,800	5,433,970
DTE Energy Company, 5.250%	105,300	2,643,030
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	120,000	3,154,800
		15,323,734
		27,104,900
TOTAL PREFERRED SECURITIES (Cost $69,070,656)		$74,361,626
CORPORATE BONDS - 17.7%
Communication services - 5.5%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	$2,235,000	2,257,350
5.000%, 02/01/2028 (D)	7,597,000	7,900,880
5.125%, 02/15/2023	1,097,000	1,105,228
5.125%, 05/01/2023 to 05/01/2027 (D)	8,225,000	8,464,593
5.250%, 09/30/2022	1,680,000	1,698,396
5.750%, 09/01/2023 to 01/15/2024	1,423,000	1,439,684
5.875%, 04/01/2024 (D)	2,390,000	2,455,008
Charter Communications Operating LLC 3.579%, 07/23/2020	575,000	578,207
Comcast Corp. (3 month LIBOR + 0.330%) 2.239%, 10/01/2020 (E)	1,490,000	1,492,906
Comcast Corp. (3 month LIBOR + 0.440%) 2.349%, 10/01/2021 (E)	1,175,000	1,180,236
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Level 3 Financing, Inc. 5.375%, 08/15/2022	$1,414,000	$1,420,363
Netflix, Inc.
4.375%, 11/15/2026	6,035,000	6,319,852
4.875%, 04/15/2028	9,755,000	10,269,186
5.375%, 02/01/2021	1,101,000	1,123,020
5.500%, 02/15/2022	835,000	875,456
5.875%, 02/15/2025 to 11/15/2028	11,618,000	13,060,914
6.375%, 05/15/2029	5,640,000	6,521,250
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (D)	1,931,000	1,926,424
4.625%, 05/15/2023 (D)	1,640,000	1,652,300
T-Mobile USA, Inc.
6.000%, 03/01/2023	715,000	723,938
6.500%, 01/15/2026	330,000	347,424
Verizon Communications, Inc. 3.125%, 03/16/2022	900,000	934,039
Verizon Communications, Inc. (3 month LIBOR + 1.000%) 2.894%, 03/16/2022 (E)	1,250,000	1,266,575
		75,013,229
Consumer discretionary - 2.5%
AutoZone, Inc. 2.500%, 04/15/2021	900,000	908,124
Cedar Fair LP 5.375%, 06/01/2024 to 04/15/2027	3,343,000	3,413,722
Dollar Tree, Inc. (3 month LIBOR + 0.700%) 2.536%, 04/17/2020 (E)	203,000	203,023
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	1,280,000	1,284,262
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	5,195,000	5,311,888
5.000%, 06/01/2024 (D)	1,985,000	2,000,642
5.250%, 06/01/2026 (D)	3,363,000	3,438,701
Marriott International, Inc. (3 month LIBOR + 0.650%) 2.535%, 03/08/2021 (E)	575,000	575,380
Service Corp. International 5.375%, 05/15/2024	1,475,000	1,502,656
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	770,000	759,990
5.500%, 04/15/2027 (D)	277,000	267,492
The Home Depot, Inc. 3.250%, 03/01/2022	875,000	908,156
The Home Depot, Inc. (3 month LIBOR + 0.310%) 1.890%, 03/01/2022 (E)	1,065,000	1,068,373
Yum! Brands, Inc.
3.750%, 11/01/2021	3,995,000	4,001,192
3.875%, 11/01/2020 to 11/01/2023	4,385,000	4,445,510
5.350%, 11/01/2043	3,109,000	3,202,270
6.875%, 11/15/2037	925,000	1,091,500
		34,382,881
Consumer staples - 1.1%
Conagra Brands, Inc. 3.800%, 10/22/2021	3,355,000	3,487,485
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 2.552%, 10/22/2020 (E)	390,000	390,047
Nestle Holdings, Inc. 3.100%, 09/24/2021 (D)	4,775,000	4,898,018

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Philip Morris International, Inc. 2.625%, 02/18/2022	$905,000	$925,376
Reckitt Benckiser Treasury Services PLC 2.375%, 06/24/2022 (D)	2,925,000	2,983,274
Reckitt Benckiser Treasury Services PLC (3 month LIBOR + 0.560%) 2.495%, 06/24/2022 (D)(E)	1,385,000	1,387,769
Unilever Capital Corp. 3.000%, 03/07/2022	1,035,000	1,070,451
		15,142,420
Energy - 0.3%
Enterprise Products Operating LLC 3.500%, 02/01/2022	1,500,000	1,562,963
NuStar Logistics LP 4.800%, 09/01/2020	1,020,000	1,026,375
Shell International Finance BV (3 month LIBOR + 0.450%) 2.181%, 05/11/2020 (E)	1,885,000	1,886,715
		4,476,053
Financials - 1.6%
Crown Castle International Corp.
4.875%, 04/15/2022	2,950,000	3,131,653
5.250%, 01/15/2023	4,575,000	5,020,081
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	810,016
2.750%, 01/30/2022	865,000	885,297
3.300%, 03/14/2023	315,000	330,173
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	1,620,000	1,745,550
8.250%, 11/15/2026 (D)	1,935,000	2,130,435
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (F)	1,550,000	1,570,600
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (F)	810,000	844,425
The Bank of New York Mellon Corp. (4.950% to 6-20-20, then 3 month LIBOR + 3.420%) 06/20/2020 (F)	2,450,000	2,456,125
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (F)	2,005,000	2,120,288
U.S. Bancorp (5.300% to 4-15-27, then 3 month LIBOR + 2.914%) 04/15/2027 (F)	1,020,000	1,127,947
		22,172,590
Health care - 2.7%
Avantor, Inc.
6.000%, 10/01/2024 (D)	3,895,000	4,088,114
9.000%, 10/01/2025 (D)	12,276,000	13,398,026
Becton, Dickinson and Company
2.894%, 06/06/2022	3,385,000	3,475,550
3.363%, 06/06/2024	1,180,000	1,255,041
Becton, Dickinson and Company (3 month LIBOR + 1.030%) 2.917%, 06/06/2022 (E)	1,895,000	1,915,634
Bristol-Myers Squibb Company 2.550%, 05/14/2021 (D)	4,015,000	4,067,681
Bristol-Myers Squibb Company (3 month LIBOR + 0.200%) 1.892%, 11/16/2020 (D)(E)	2,625,000	2,627,344
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Elanco Animal Health, Inc. 4.662%, 08/27/2021	$1,775,000	$1,861,060
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021 (D)	575,000	596,620
HCA Healthcare, Inc. 6.250%, 02/15/2021	750,000	779,100
Hologic, Inc. 4.375%, 10/15/2025 (D)	1,020,000	1,038,819
Teleflex, Inc.
4.625%, 11/15/2027	892,000	936,065
4.875%, 06/01/2026	1,311,000	1,366,718
		37,405,772
Industrials - 1.4%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	904,504	965,077
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 04/11/2020	148,425	148,657
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	6,766,000	6,581,694
Korn Ferry 4.625%, 12/15/2027 (D)	330,000	338,250
Lennox International, Inc. 3.000%, 11/15/2023	510,000	530,599
Northrop Grumman Corp. 2.550%, 10/15/2022	2,140,000	2,202,976
Roper Technologies, Inc. 3.650%, 09/15/2023	1,050,000	1,124,056
Sensata Technologies BV
4.875%, 10/15/2023 (D)	1,057,000	1,115,135
5.000%, 10/01/2025 (D)	1,475,000	1,552,585
5.625%, 11/01/2024 (D)	415,000	447,266
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	350,000	366,030
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	45,125	47,832
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	171,129	186,997
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/2021	239,336	249,439
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	424,034	447,501
US Airways 2013-1 Class B Pass Through Trust 5.375%, 11/15/2021	326,737	339,511
Welbilt, Inc. 9.500%, 02/15/2024	1,545,000	1,630,941
Xylem, Inc.
3.250%, 11/01/2026	355,000	385,954
4.875%, 10/01/2021	100,000	105,312
		18,765,812
Information technology - 1.2%
Amphenol Corp. 2.200%, 04/01/2020	1,400,000	1,400,571
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,591,766
3.800%, 10/01/2023	1,080,000	1,156,745

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Solera LLC 10.500%, 03/01/2024 (D)	$11,115,000	$11,740,330
		15,889,412
Materials - 0.2%
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (D)	1,000,000	1,010,000
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) 5.331%, 07/15/2021 (D)(E)	1,485,000	1,480,174
		2,490,174
Real estate - 0.4%
American Tower Corp. 3.300%, 02/15/2021	965,000	977,582
SBA Communications Corp.
3.875%, 02/15/2027 (D)	720,000	734,616
4.000%, 10/01/2022	2,800,000	2,830,856
4.875%, 09/01/2024	1,255,000	1,288,734
		5,831,788
Utilities - 0.8%
American Electric Power Company, Inc. 3.650%, 12/01/2021	340,000	353,273
DTE Energy Company 3.700%, 08/01/2023	935,000	995,836
Eversource Energy
2.750%, 03/15/2022	1,275,000	1,307,723
3.800%, 12/01/2023	530,000	569,709
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/2022	960,000	987,977
NiSource, Inc.
3.490%, 05/15/2027	1,955,000	2,128,400
4.375%, 05/15/2047	1,125,000	1,322,059
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	2,650,000	2,703,000
Wisconsin Public Service Corp. 3.350%, 11/21/2021	885,000	913,040
		11,281,017
TOTAL CORPORATE BONDS (Cost $233,014,055)		$242,851,148
TERM LOANS (G) – 7.2%
Communication services – 0.4%
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.103%, 02/01/2024	2,025,000	1,954,125
Zayo Group LLC, 2017 Incremental Term Loan (1 month LIBOR + 2.250%) 3.853%, 01/19/2024	2,025,000	2,023,259
Zayo Group LLC, 2017 Term Loan B1 (1 month LIBOR + 2.000%) 3.603%, 01/19/2021	987,310	986,796
		4,964,180
Consumer staples – 0.4%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 3.603%, 01/26/2024	104,052	102,838
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (3 month LIBOR + 4.250%) 6.195%, 10/01/2026	5,520,000	5,416,500
		5,519,338
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Financials – 3.7%
AmWINS Group, Inc., 2017 Term Loan (1 month LIBOR + 2.750%) 4.364%, 01/25/2024	$438,867	$436,673
HUB International, Ltd., 2018 Term Loan B (2 and 3 month LIBOR + 2.750%) 4.543%, 04/25/2025	18,996,739	18,438,804
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.692%, 04/25/2025	4,500,000	4,483,935
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%) 4.853%, 10/01/2025	27,835,900	27,754,620
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 4.945%, 05/16/2024	609,783	594,539
		51,708,571
Health care – 0.5%
Loire Finco Luxembourg Sarl, Term Loan B TBD 01/22/2027 (H)	4,275,000	4,239,389
NVA Holdings, Inc., 2019 Term Loan A3 TBD 09/24/2022 (H)	3,450,000	3,437,063
		7,676,452
Information technology – 2.1%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 2.750%) 4.360%, 04/29/2024	10,429,973	10,330,054
Emerald TopCo, Inc., Term Loan (1 month LIBOR + 3.500%) 5.103%, 07/24/2026	1,670,813	1,665,934
Gartner, Inc., 2016 Term Loan A (1 month LIBOR + 1.500%) 3.103%, 03/20/2022	350,487	346,982
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%) 4.763%, 11/01/2023	16,061,340	15,915,824
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 5.353%, 05/04/2026	693,263	690,184
		28,948,978
Materials – 0.1%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 3.647%, 10/20/2024	931,857	917,879
TOTAL TERM LOANS (Cost $100,756,152)		$99,735,398
SHORT-TERM INVESTMENTS – 14.4%
Short-term funds – 14.4%
John Hancock Collateral Trust, 1.6968% (I)(J)	847,910	8,486,650
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (I)	15,742,526	15,742,526
T. Rowe Price Government Reserve Fund, 1.5799% (I)	173,822,838	173,822,838
TOTAL SHORT-TERM INVESTMENTS (Cost $198,049,119)		$198,052,014
Total Investments (Capital Appreciation Value Fund) (Cost $1,243,988,549) – 103.1%		$1,417,888,770
Other assets and liabilities, net – (3.1%)		(42,843,534)
TOTAL NET ASSETS – 100.0%		$1,375,045,236

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 2-29-20.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Capital Appreciation Value Fund (continued)
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 2-29-20.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	8	800	$ 64,056	$ (67,446)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	8	800	60,376	(67,446)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	8	800	59,096	(67,446)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	5	500	31,885	(42,154)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	3	300	14,151	(9,057)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	2	200	9,374	(6,038)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	3	300	13,281	(9,057)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	3	300	12,741	(8,261)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	2	200	8,454	(5,507)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	3	300	11,991	(8,261)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	3	300	11,481	(7,529)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	2	200	7,654	(5,019)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	3	300	10,761	(7,529)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	3	300	10,341	(6,856)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	2	200	6,874	(4,571)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	3	300	9,651	(6,856)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	210	21,000	32,970	(28,702)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	208	20,800	32,656	(28,429)
CITI	American Electric Power Company, Inc.	USD	115.00	Jan 2021	115	11,500	20,299	(4,263)
GSI	Aptiv PLC	USD	97.00	Jan 2021	43	4,300	23,904	(15,993)
GSI	Aptiv PLC	USD	97.50	Jan 2021	42	4,200	28,034	(15,621)
GSI	Aptiv PLC	USD	100.00	Jan 2021	43	4,300	20,470	(13,702)
GSI	Aptiv PLC	USD	100.00	Jan 2021	42	4,200	24,176	(13,384)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	16	1,600	14,972	(6,987)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	36	3,600	32,897	(15,722)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	52	5,200	51,963	(22,709)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	45	4,500	54,590	(19,652)
JPM	Danaher Corp.	USD	185.00	Jan 2021	68	6,800	32,174	(17,214)
JPM	Danaher Corp.	USD	190.00	Jan 2021	68	6,800	23,038	(13,260)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	38	3,800	38,076	(14,735)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	33	3,300	32,736	(12,796)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	38	3,800	33,706	(12,738)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	33	3,300	28,941	(11,062)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	38	3,800	29,716	(10,993)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	33	3,300	25,311	(9,547)
CSFB	Fiserv, Inc.	USD	135.00	Jan 2021	16	1,600	10,378	(5,345)
CSFB	Fiserv, Inc.	USD	135.00	Jan 2021	45	4,500	30,591	(15,032)
CSFB	Fiserv, Inc.	USD	140.00	Jan 2021	16	1,600	7,642	(3,919)
CSFB	Fiserv, Inc.	USD	140.00	Jan 2021	45	4,500	22,631	(11,022)
JPM	General Electric Company	USD	15.00	Jan 2021	1,312	131,200	68,224	(64,499)
JPM	General Electric Company	USD	15.00	Jan 2021	1,312	131,200	74,154	(64,499)
JPM	General Electric Company	USD	15.00	Jan 2021	2,441	244,100	205,410	(120,002)
JPM	General Electric Company	USD	15.00	Jan 2021	1,221	122,100	104,249	(60,026)
JPM	General Electric Company	USD	15.00	Jan 2021	734	73,400	64,049	(36,084)
GSI	Global Payments, Inc.	USD	230.00	Dec 2020	12	1,200	10,090	(6,164)
GSI	Global Payments, Inc.	USD	230.00	Dec 2020	24	2,400	22,650	(12,328)
The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Global Payments, Inc.	USD	240.00	Dec 2020	12	1,200	$ 5,960	$ (4,320)
GSI	Global Payments, Inc.	USD	240.00	Dec 2020	24	2,400	15,334	(8,640)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	33	3,300	17,849	(13,000)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	1	100	551	(394)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	32	3,200	12,545	(9,859)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	1	100	398	(308)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	283	28,300	191,053	(483,448)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	270	27,000	186,840	(461,240)
JPM	Microsoft Corp.	USD	180.00	Jan 2021	232	23,200	226,664	(259,352)
JPM	Microsoft Corp.	USD	180.00	Jan 2021	233	23,300	209,001	(260,470)
CITI	Microsoft Corp.	USD	190.00	Jan 2021	96	9,600	84,192	(79,538)
CITI	Microsoft Corp.	USD	200.00	Jan 2021	60	6,000	73,146	(36,535)
CITI	Microsoft Corp.	USD	210.00	Jan 2021	60	6,000	53,568	(26,745)
CSFB	NextEra Energy, Inc.	USD	310.00	Jan 2021	26	2,600	21,801	(12,345)
CSFB	NextEra Energy, Inc.	USD	320.00	Jan 2021	27	2,700	16,033	(9,222)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	37	3,700	25,907	(20,244)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	86	8,600	63,709	(47,054)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	204	20,400	154,550	(111,617)
GSI	Roper Technologies, Inc.	USD	430.00	Aug 2020	22	2,200	16,687	(10,100)
CSFB	S&P Global, Inc.	USD	340.00	Dec 2020	25	2,500	33,590	(16,408)
CSFB	S&P Global, Inc.	USD	350.00	Dec 2020	24	2,400	25,570	(12,471)
JPM	The Boeing Company	USD	390.00	Jan 2021	34	3,400	59,928	(22,581)
RBC	Thermo Fisher Scientific, Inc.	USD	370.00	Jan 2021	22	2,200	30,928	(17,128)
RBC	Thermo Fisher Scientific, Inc.	USD	390.00	Jan 2021	23	2,300	19,048	(11,686)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	37	3,700	28,848	(15,075)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	69	6,900	48,803	(28,113)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	15	1,500	10,643	(6,112)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	6	600	5,576	(2,445)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	102	10,200	79,529	(47,178)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	62	6,200	44,082	(28,677)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	24	2,400	22,625	(11,101)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	29	2,900	29,669	(13,413)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	102	10,200	64,648	(39,621)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	62	6,200	35,861	(24,084)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	102	10,200	52,316	(33,212)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	62	6,200	28,824	(20,188)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	24	2,400	15,333	(7,815)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	29	2,900	20,406	(9,443)
CSFB	Xcel Energy, Inc.	USD	75.00	Oct 2020	128	12,800	20,262	(5,425)
JPM	Yum! Brands, Inc.	USD	115.00	Jan 2021	36	3,600	11,066	(3,992)
JPM	Yum! Brands, Inc.	USD	115.00	Jan 2021	11	1,100	3,122	(1,220)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2021	36	3,600	6,868	(2,567)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2021	11	1,100	1,823	(784)
							$3,618,020	$(3,250,632)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada

See Notes to financial statements regarding investment transactions and other derivatives information.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Consumer discretionary – 0.1%
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	$307,594

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 96.6%
Biotechnology – 37.2%
AbbVie, Inc.	74,364	$6,373,738
Abcam PLC	24,265	361,361
ACADIA Pharmaceuticals, Inc. (C)	72,567	3,101,514
Acceleron Pharma, Inc. (C)	28,550	2,453,302
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	457,481
Adverum Biotechnologies, Inc. (C)	33,490	412,262
Agios Pharmaceuticals, Inc. (C)	13,616	646,488
Aimmune Therapeutics, Inc. (C)	27,897	664,228
Akero Therapeutics, Inc. (C)	4,748	103,364
Alector, Inc. (C)	10,836	297,773
Alexion Pharmaceuticals, Inc. (C)	36,719	3,452,688
Alkermes PLC (C)	18,850	392,834
Allakos, Inc. (C)	2,459	153,269
Allogene Therapeutics, Inc. (C)	7,330	197,910
Alnylam Pharmaceuticals, Inc. (C)	26,574	3,126,697
Amarin Corp. PLC, ADR (C)	74,524	1,093,267
Amgen, Inc.	28,698	5,731,852
Apellis Pharmaceuticals, Inc. (C)	11,119	384,940
Applied Therapeutics, Inc. (C)	600	24,930
Arcutis Biotherapeutics, Inc. (C)	5,308	141,060
Ardelyx, Inc. (C)	25,120	173,830
Argenx SE, ADR (C)	16,897	2,388,898
Ascendis Pharma A/S, ADR (C)	24,952	3,253,242
Assembly Biosciences, Inc. (C)	7,023	127,257
Autolus Therapeutics PLC (C)	6,368	52,090
Avrobio, Inc. (C)	7,029	135,660
Beam Therapeutics, Inc. (C)	3,590	80,739
BeiGene, Ltd., ADR (C)	5,687	900,536
BELLUS Health, Inc. (C)	6,898	60,495
BioCryst Pharmaceuticals, Inc. (C)	9,800	29,400
Biogen, Inc. (C)	15,783	4,867,319
BioMarin Pharmaceutical, Inc. (C)	22,506	2,033,867
Bluebird Bio, Inc. (C)	11,386	823,549
Blueprint Medicines Corp. (C)	14,861	804,426
Calithera Biosciences, Inc. (C)	4,200	27,216
ChemoCentryx, Inc. (C)	4,382	196,095
Constellation Pharmaceuticals, Inc. (C)	6,800	240,312
Cortexyme, Inc. (C)	1,700	85,425
CRISPR Therapeutics AG (C)	6,672	356,618
Cyclerion Therapeutics, Inc. (C)	8,300	35,524
Deciphera Pharmaceuticals, Inc. (C)	12,550	668,162
Denali Therapeutics, Inc. (C)	10,350	204,620
Dicerna Pharmaceuticals, Inc. (C)	27,212	537,165
Enanta Pharmaceuticals, Inc. (C)	10,552	536,886
Epizyme, Inc. (C)	17,057	365,532
Esperion Therapeutics, Inc. (C)	3,100	156,519
Exact Sciences Corp. (C)	27,817	2,251,786
Exelixis, Inc. (C)	82,645	1,536,371
Fate Therapeutics, Inc. (C)	10,457	305,344
FibroGen, Inc. (C)	15,142	632,936
Forty Seven, Inc. (C)	6,512	377,696
G1 Therapeutics, Inc. (C)	7,497	134,496
Galapagos NV (C)	4,642	976,321
Global Blood Therapeutics, Inc. (C)	26,563	1,698,969
Gritstone Oncology, Inc. (C)	8,700	73,080
Homology Medicines, Inc. (C)	15,013	240,208
IGM Biosciences, Inc. (C)	8,394	431,536
Immunomedics, Inc. (C)	28,303	452,848
Incyte Corp. (C)	35,566	2,682,032
Insmed, Inc. (C)	24,486	609,701
Intercept Pharmaceuticals, Inc. (C)	5,536	508,980
Ionis Pharmaceuticals, Inc. (C)	12,248	621,953
Iovance Biotherapeutics, Inc. (C)	58,417	1,922,503
Kadmon Holdings, Inc. (C)	51,736	240,055
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
KalVista Pharmaceuticals, Inc. (C)	1,700	$22,865
Karuna Therapeutics, Inc. (C)	10,023	874,607
Karyopharm Therapeutics, Inc. (C)	3,100	50,654
Kodiak Sciences, Inc. (C)	27,716	1,772,993
Krystal Biotech, Inc. (C)	6,607	353,144
MEI Pharma, Inc. (C)	11,700	22,581
Minerva Neurosciences, Inc. (C)	16,115	117,317
Mirati Therapeutics, Inc. (C)	9,803	877,270
Momenta Pharmaceuticals, Inc. (C)	17,863	505,344
MorphoSys AG (C)	4,577	493,346
Neoleukin Therapeutics, Inc. (C)	2,200	21,340
Neurocrine Biosciences, Inc. (C)	29,344	2,778,877
Orchard Therapeutics PLC (C)	16,342	210,648
PhaseBio Pharmaceuticals, Inc. (C)	14,617	61,538
Principia Biopharma, Inc. (C)	8,594	554,829
Progenics Pharmaceuticals, Inc. (C)	33,200	156,704
PTC Therapeutics, Inc. (C)	14,598	800,554
Puma Biotechnology, Inc. (C)	17,696	190,320
Radius Health, Inc. (C)	14,535	306,107
RAPT Therapeutics, Inc. (C)	9,177	181,429
Regeneron Pharmaceuticals, Inc. (C)	9,494	4,220,748
REGENXBIO, Inc. (C)	8,507	340,280
REVOLUTION Medicines, Inc. (C)	4,669	146,000
Rhythm Pharmaceuticals, Inc. (C)	4,324	82,502
Rocket Pharmaceuticals, Inc. (C)	17,467	340,432
Sage Therapeutics, Inc. (C)	17,701	831,947
Sarepta Therapeutics, Inc. (C)	14,778	1,691,638
Scholar Rock Holding Corp. (C)	5,074	71,594
Seattle Genetics, Inc. (C)	31,143	3,545,942
Stoke Therapeutics, Inc. (C)	8,348	206,613
Translate Bio, Inc. (C)	3,100	23,498
Turning Point Therapeutics, Inc. (C)	7,729	383,127
Ultragenyx Pharmaceutical, Inc. (C)	20,534	1,151,547
uniQure NV (C)	3,000	154,380
United Therapeutics Corp. (C)	3,300	339,768
Vertex Pharmaceuticals, Inc. (C)	51,107	11,449,501
X4 Pharmaceuticals, Inc. (C)	2,800	29,904
Xencor, Inc. (C)	22,175	720,466
Zai Lab, Ltd., ADR (C)	4,410	242,418
Zealand Pharma A/S, ADR (C)	3,849	127,671
Zeneca, Inc. (B)(C)	33,315	20,489
Zymeworks, Inc. (C)	12,812	524,395
		101,406,482
Health care equipment and supplies – 22.0%
Alcon, Inc. (C)	38,728	2,368,271
AtriCure, Inc. (C)	13,600	522,512
Becton, Dickinson and Company	38,235	9,093,048
Danaher Corp.	41,047	5,934,575
DexCom, Inc. (C)	10,722	2,959,272
DiaSorin SpA	6,821	781,514
Envista Holdings Corp. (C)	58,205	1,477,243
GenMark Diagnostics, Inc. (C)	38,687	135,018
Hologic, Inc. (C)	63,102	2,973,366
ICU Medical, Inc. (C)	4,478	876,837
Insulet Corp. (C)	7,700	1,462,769
Intuitive Surgical, Inc. (C)	20,641	11,021,468
iRhythm Technologies, Inc. (C)	6,551	569,740
Lantheus Holdings, Inc. (C)	21,366	332,241
Nevro Corp. (C)	14,381	1,871,687
Novocure, Ltd. (C)	10,800	785,700
Penumbra, Inc. (C)	7,994	1,325,885
Quidel Corp. (C)	16,147	1,247,194
Shockwave Medical, Inc. (C)	3,987	160,038
Silk Road Medical, Inc. (C)	2,546	101,458
Stryker Corp.	35,292	6,726,302

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Tandem Diabetes Care, Inc. (C)	4,100	$306,106
Teleflex, Inc.	6,767	2,267,080
The Cooper Companies, Inc.	6,309	2,047,712
West Pharmaceutical Services, Inc.	11,501	1,731,591
Zimmer Biomet Holdings, Inc.	6,274	854,205
		59,932,832
Health care providers and services – 15.6%
Acadia Healthcare Company, Inc. (C)	14,417	426,743
Amedisys, Inc. (C)	5,261	915,467
Anthem, Inc.	13,297	3,418,526
Cardinal Health, Inc.	8,300	432,596
Centene Corp. (C)	97,460	5,167,329
Cigna Corp.	29,216	5,344,775
Guardant Health, Inc. (C)	5,772	501,933
HCA Healthcare, Inc.	38,338	4,869,309
Humana, Inc.	13,838	4,423,732
McKesson Corp.	3,200	447,552
Molina Healthcare, Inc. (C)	13,062	1,600,748
Option Care Health, Inc. (C)	11,212	165,377
The Pennant Group, Inc. (C)	17,075	463,928
UnitedHealth Group, Inc.	55,984	14,273,681
		42,451,696
Health care technology – 0.4%
HTG Molecular Diagnostics, Inc. (C)	30,915	17,931
Phreesia, Inc. (C)	7,652	237,518
Veeva Systems, Inc., Class A (C)	6,314	896,399
		1,151,848
Life sciences tools and services – 7.9%
10X Genomics, Inc., Class A (C)	3,849	306,765
Adaptive Biotechnologies Corp. (C)	12,499	351,222
Agilent Technologies, Inc.	54,462	4,197,386
Avantor, Inc. (C)	88,431	1,392,788
Bruker Corp.	32,263	1,405,376
Evotec SE (C)	30,813	750,201
Lonza Group AG (C)	2,016	804,460
Mettler-Toledo International, Inc. (C)	1,181	828,708
PPD, Inc. (C)	17,161	478,449
PRA Health Sciences, Inc. (C)	8,508	801,454
Quanterix Corp. (C)	18,329	418,084
Thermo Fisher Scientific, Inc.	32,961	9,585,059
Wuxi Biologics Cayman, Inc. (C)(D)	23,500	350,026
		21,669,978
Pharmaceuticals – 13.5%
Arvinas, Inc. (C)	600	28,278
Astellas Pharma, Inc.	59,800	937,258
AstraZeneca PLC, ADR	86,718	3,798,248
Axsome Therapeutics, Inc. (C)	9,241	720,798
Bayer AG	15,140	1,101,072
Bristol-Myers Squibb Company	44,802	2,646,006
Cara Therapeutics, Inc. (C)	23,924	359,578
Catalent, Inc. (C)	15,423	794,747
Chugai Pharmaceutical Company, Ltd.	18,500	1,990,045
Daiichi Sankyo Company, Ltd.	28,100	1,710,614
Eisai Company, Ltd.	16,200	1,189,662
Elanco Animal Health, Inc. (C)	25,319	693,741
Eli Lilly & Company	41,964	5,292,919
GW Pharmaceuticals PLC, ADR (C)	4,391	449,243
Intra-Cellular Therapies, Inc. (C)	13,100	276,410
Ipsen SA	8,435	551,393
Menlo Therapeutics, Inc. (C)	9,500	28,025
Merck & Company, Inc.	54,633	4,182,702
Milestone Pharmaceuticals, Inc. (C)	12,582	239,058
MyoKardia, Inc. (C)	15,282	968,726
Nektar Therapeutics (C)	18,498	384,943
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Novartis AG	21,514	$1,809,827
Odonate Therapeutics, Inc. (C)	9,501	281,135
Otsuka Holdings Company, Ltd.	4,400	164,847
Passage Bio, Inc. (C)	5,227	94,086
Perrigo Company PLC	273	13,838
Reata Pharmaceuticals, Inc., Class A (C)	8,386	1,633,174
Relmada Therapeutics, Inc. (C)	2,186	106,633
Roche Holding AG	10,287	3,307,616
Tricida, Inc. (C)	25,542	811,725
WaVe Life Sciences, Ltd. (C)	6,128	51,722
Zogenix, Inc. (C)	9,984	250,399
		36,868,468
		263,481,304
Industrials – 0.4%
Industrial conglomerates – 0.4%
General Electric Company	111,146	1,209,268
Information technology – 0.1%
Software – 0.1%
Schrodinger, Inc. (C)	5,390	249,988
TOTAL COMMON STOCKS (Cost $217,058,911)		$265,248,154
PREFERRED SECURITIES – 1.3%
Consumer discretionary – 0.3%
Specialty retail – 0.3%
JAND, Inc., Series D (A)(B)(C)	37,822	686,848
Health care – 0.7%
Health care equipment and supplies – 0.7%
Becton, Dickinson and Company, 6.125%	10,563	597,760
Sartorius AG	5,167	1,207,892
		1,805,652
Pharmaceuticals – 0.0%
Elanco Animal Health, Inc., 5.000%	1,401	71,521
		1,877,173
Information technology – 0.3%
Software – 0.3%
Doximity, Inc. (A)(B)(C)	63,738	868,749
TOTAL PREFERRED SECURITIES (Cost $2,174,504)		$3,432,770
RIGHTS – 0.1%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (C)(E)	105,654	353,941
TOTAL RIGHTS (Cost $309,869)		$353,941
SHORT-TERM INVESTMENTS – 1.5%
Short-term funds – 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	1,000,000	1,000,000
T. Rowe Price Government Reserve Fund, 1.5799% (F)	3,067,270	3,067,270
TOTAL SHORT-TERM INVESTMENTS (Cost $4,067,270)		$4,067,270
Total Investments (Health Sciences Fund) (Cost $223,610,554) – 100.1%		$273,102,135
Other assets and liabilities, net – (0.1%)		(213,791)
TOTAL NET ASSETS – 100.0%		$272,888,344
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 2-29-20.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 93.3%
Australia - 5.1%
AGL Energy, Ltd.	59,649	$746,964
Alumina, Ltd.	218,345	279,503
AMP, Ltd. (A)	304,689	336,481
APA Group	107,268	755,983
Aristocrat Leisure, Ltd.	52,255	1,146,158
ASX, Ltd.	17,938	876,298
Aurizon Holdings, Ltd.	179,245	570,637
AusNet Services	159,952	177,347
Australia & New Zealand Banking Group, Ltd.	257,065	4,145,663
Bendigo & Adelaide Bank, Ltd.	44,606	269,334
BHP Group PLC	93,107	1,701,609
BHP Group, Ltd.	267,482	5,813,825
BlueScope Steel, Ltd.	47,000	367,557
Boral, Ltd.	106,560	318,091
Brambles, Ltd.	143,921	1,132,759
Caltex Australia, Ltd.	22,601	486,047
Challenger, Ltd.	51,104	307,557
CIMIC Group, Ltd.	8,732	137,497
Coca-Cola Amatil, Ltd.	45,889	345,595
Cochlear, Ltd.	5,243	718,142
Coles Group, Ltd.	102,756	962,865
Commonwealth Bank of Australia	160,974	8,641,578
Computershare, Ltd.	44,515	451,156
Crown Resorts, Ltd.	33,580	224,095
CSL, Ltd.	41,165	8,408,832
Dexus	98,887	787,752
Flight Centre Travel Group, Ltd.	4,978	106,775
Fortescue Metals Group, Ltd.	126,176	842,776
Goodman Group	149,101	1,463,910
Harvey Norman Holdings, Ltd.	50,335	123,019
Incitec Pivot, Ltd.	146,336	263,543
Insurance Australia Group, Ltd.	213,121	896,862
Lendlease Group	51,418	598,122
Macquarie Group, Ltd.	29,746	2,644,817
Magellan Financial Group, Ltd.	11,835	437,830
Medibank Pvt., Ltd.	256,453	479,072
Mirvac Group	356,070	708,270
National Australia Bank, Ltd.	262,140	4,313,792
Newcrest Mining, Ltd.	69,572	1,141,256
Oil Search, Ltd.	123,489	451,635
Orica, Ltd.	34,342	448,912
Origin Energy, Ltd.	159,453	737,349
Qantas Airways, Ltd.	66,844	244,482
QBE Insurance Group, Ltd.	122,742	1,090,959
Ramsay Health Care, Ltd.	14,673	656,430
REA Group, Ltd.	4,740	307,699
Santos, Ltd.	159,864	729,321
Scentre Group	481,680	1,091,391
SEEK, Ltd.	30,307	415,109
Sonic Healthcare, Ltd.	41,031	778,859
South32, Ltd.	453,163	644,008
Stockland	215,731	666,879
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Suncorp Group, Ltd.	116,225	$868,293
Sydney Airport	99,122	506,555
Tabcorp Holdings, Ltd.	182,202	453,890
Telstra Corp., Ltd.	378,709	854,095
The GPT Group	175,251	662,366
TPG Telecom, Ltd.	33,567	166,014
Transurban Group	245,764	2,396,466
Treasury Wine Estates, Ltd.	65,510	478,234
Vicinity Centres	287,635	407,371
Washington H Soul Pattinson & Company, Ltd.	10,615	136,375
Wesfarmers, Ltd.	102,685	2,748,349
Westpac Banking Corp.	316,979	4,853,650
WiseTech Global, Ltd.	13,010	131,177
Woodside Petroleum, Ltd.	84,561	1,574,416
Woolworths Group, Ltd.	114,049	2,917,222
Worley, Ltd.	30,911	259,767
		81,806,642
Austria - 0.2%
ANDRITZ AG (B)	6,948	245,873
Erste Group Bank AG	29,292	1,002,764
OMV AG	13,937	583,708
Raiffeisen Bank International AG	13,968	288,444
Verbund AG	6,528	310,941
voestalpine AG (B)	11,284	245,705
		2,677,435
Belgium - 0.2%
Ageas	5,132	238,785
Anheuser-Busch InBev SA	16,400	947,607
Colruyt SA	967	44,853
Galapagos NV (A)	933	196,231
Groupe Bruxelles Lambert SA	1,732	157,447
KBC Group NV (B)	5,114	340,727
Proximus SADP	2,756	68,445
Solvay SA	1,644	150,029
Telenet Group Holding NV	749	28,809
UCB SA	2,679	248,037
Umicore SA (B)	4,240	178,549
		2,599,519
Brazil - 0.3%
Ambev SA	102,600	333,595
Atacadao SA	8,500	39,327
B2W Cia Digital (A)	4,400	61,151
B3 SA - Brasil Bolsa Balcao	44,820	481,084
Banco Bradesco SA	26,487	161,638
Banco BTG Pactual SA	5,300	80,071
Banco do Brasil SA	18,200	190,714
Banco Santander Brasil SA	8,600	76,656
BB Seguridade Participacoes SA	17,000	121,078
BR Malls Participacoes SA	15,735	57,495
BRF SA (A)	12,300	74,374
CCR SA	26,000	94,944
Centrais Eletricas Brasileiras SA	5,500	42,469
Cia Brasileira de Distribuicao	3,500	64,179
Cia de Saneamento Basico do Estado de Sao Paulo	7,300	95,904
Cia Siderurgica Nacional SA	13,400	33,501
Cielo SA	26,060	39,918
Cogna Educacao	31,700	71,525
Cosan SA	3,700	60,540
Embraer SA (A)	15,100	57,268
Energisa SA	3,200	38,641
Engie Brasil Energia SA	4,225	44,906

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Equatorial Energia SA	18,200	$100,363
Hapvida Participacoes e Investimentos SA (C)	4,600	56,781
Hypera SA	7,900	60,594
IRB Brasil Resseguros SA	15,600	115,991
JBS SA	23,600	119,797
Klabin SA	14,800	63,709
Localiza Rent a Car SA	12,646	140,090
Lojas Renner SA	16,339	194,742
Magazine Luiza SA	15,200	171,718
Multiplan Empreendimentos Imobiliarios SA	5,500	37,537
Natura & Company Holding SA	13,800	140,441
Notre Dame Intermedica Participacoes SA	10,500	148,464
Petrobras Distribuidora SA	14,200	82,878
Petroleo Brasileiro SA	63,600	386,131
Porto Seguro SA	2,500	34,091
Raia Drogasil SA	5,000	134,059
Rumo SA (A)	22,500	106,264
Sul America SA	6,596	79,738
Suzano SA	11,527	98,312
TIM Participacoes SA	19,200	69,254
Ultrapar Participacoes SA	15,200	64,853
Vale SA	68,170	675,465
WEG SA	18,020	173,878
		5,576,128
Canada - 8.2%
Agnico Eagle Mines, Ltd.	23,394	1,110,049
Air Canada (A)	13,321	339,910
Algonquin Power & Utilities Corp.	53,956	820,043
Alimentation Couche-Tard, Inc., Class B	86,432	2,624,674
AltaGas, Ltd.	27,863	416,622
Atco, Ltd., Class I	8,194	305,722
Aurora Cannabis, Inc. (A)(B)	71,545	96,477
Bank of Montreal	63,836	4,337,852
BCE, Inc.	16,461	722,947
BlackBerry, Ltd. (A)	52,504	271,077
Bombardier, Inc., Class B (A)	214,961	153,744
Brookfield Asset Management, Inc., Class A (B)	88,672	5,302,814
CAE, Inc.	27,156	726,520
Cameco Corp.	39,911	345,216
Canadian Apartment Properties REIT	9,020	377,197
Canadian Imperial Bank of Commerce	44,602	3,394,703
Canadian National Railway Company	71,216	6,037,377
Canadian Natural Resources, Ltd.	116,952	3,010,387
Canadian Pacific Railway, Ltd.	13,798	3,419,766
Canadian Tire Corp., Ltd., Class A	6,002	590,206
Canadian Utilities, Ltd., Class A	13,761	407,217
Canopy Growth Corp. (A)(B)	20,638	387,006
CCL Industries, Inc., Class B	15,166	500,656
Cenovus Energy, Inc.	103,496	761,040
CGI, Inc. (A)	24,321	1,708,857
CI Financial Corp.	24,335	404,118
Constellation Software, Inc.	1,989	2,026,313
Cronos Group, Inc. (A)(B)	18,710	108,587
Dollarama, Inc.	29,646	871,545
Emera, Inc.	24,161	1,018,101
Empire Company, Ltd., Class A	17,474	390,423
Enbridge, Inc.	199,028	7,408,038
Fairfax Financial Holdings, Ltd.	2,779	1,197,128
First Capital Real Estate Investment Trust	12,724	189,782
First Quantum Minerals, Ltd.	68,513	506,351
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Fortis, Inc.	44,215	$1,789,353
Franco-Nevada Corp.	18,575	1,994,157
George Weston, Ltd.	8,040	605,284
Gildan Activewear, Inc.	20,812	504,078
Great-West Lifeco, Inc.	32,190	757,116
H&R Real Estate Investment Trust	16,775	242,580
Husky Energy, Inc.	36,582	174,155
Hydro One, Ltd. (C)	33,918	680,761
iA Financial Corp., Inc.	11,877	565,335
IGM Financial, Inc.	10,822	288,560
Imperial Oil, Ltd.	27,506	602,273
Intact Financial Corp.	14,450	1,566,273
Inter Pipeline, Ltd. (B)	41,702	617,025
Keyera Corp. (B)	21,739	521,833
Kinross Gold Corp. (A)	123,409	620,608
Kirkland Lake Gold, Ltd.	19,618	632,716
Linamar Corp.	319	8,774
Loblaw Companies, Ltd.	18,714	927,160
Lundin Mining Corp.	68,140	347,744
Magna International, Inc.	29,756	1,354,289
Methanex Corp.	6,863	197,569
Metro, Inc.	25,790	1,004,508
National Bank of Canada	34,698	1,803,598
Nutrien, Ltd.	56,955	2,301,962
Onex Corp.	8,732	490,254
Open Text Corp. (B)	27,122	1,135,598
Parkland Fuel Corp. (B)	14,712	462,542
Pembina Pipeline Corp. (B)	54,839	1,975,389
Power Corp. of Canada (B)	64,757	1,431,432
PrairieSky Royalty, Ltd. (B)	21,175	196,408
Quebecor, Inc., Class B	18,423	430,430
Restaurant Brands International, Inc.	26,319	1,551,198
RioCan Real Estate Investment Trust	17,666	329,958
Rogers Communications, Inc., Class B	36,162	1,657,161
Royal Bank of Canada	142,304	10,582,816
Saputo, Inc.	23,832	663,337
Shaw Communications, Inc., Class B	47,703	825,584
Shopify, Inc., Class A (A)	9,849	4,572,988
SmartCentres Real Estate Investment Trust	9,275	198,871
Sun Life Financial, Inc. (B)	61,269	2,647,040
Suncor Energy, Inc.	154,362	4,253,940
TC Energy Corp.	91,954	4,792,775
Teck Resources, Ltd., Class B	49,601	498,874
TELUS Corp. (B)	21,127	762,445
The Bank of Nova Scotia	121,074	6,334,004
The Stars Group, Inc. (A)	22,901	524,816
The Toronto-Dominion Bank	179,715	9,243,825
Thomson Reuters Corp.	20,363	1,512,680
Vermilion Energy, Inc. (B)	664	6,659
West Fraser Timber Company, Ltd.	5,395	201,451
Wheaton Precious Metals Corp.	43,937	1,249,451
WSP Global, Inc.	10,789	711,122
		131,639,224
Chile - 0.2%
Aguas Andinas SA, Class A	206,092	70,807
Antofagasta PLC	17,563	173,598
Banco de Chile	3,654,432	322,823
Banco de Credito e Inversiones SA	3,918	145,868
Banco Santander Chile	5,155,458	230,697
Cencosud SA	119,008	140,665
Cia Cervecerias Unidas SA	12,340	93,080
Colbun SA	645,056	81,400

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Empresa Nacional de Telecomunicaciones SA (A)	12,284	$65,469
Empresas CMPC SA	91,898	187,490
Empresas COPEC SA	31,899	249,298
Enel Americas SA	3,115,683	526,482
Enel Chile SA	2,290,713	205,745
Itau CorpBanca	9,942,310	36,387
Latam Airlines Group SA	20,097	134,926
SACI Falabella	60,893	203,873
		2,868,608
China - 8.5%
3SBio, Inc. (A)(C)	105,600	112,231
51job, Inc., ADR (A)	2,300	171,971
58.com, Inc., ADR (A)	7,900	435,843
AAC Technologies Holdings, Inc.	61,100	407,971
Agile Group Holdings, Ltd.	113,900	162,849
Agricultural Bank of China, Ltd., H Shares	2,469,200	1,001,970
Air China, Ltd., H Shares	149,300	123,351
Alibaba Group Holding, Ltd., ADR (A)	142,100	29,556,787
A-Living Services Company, Ltd., H Shares (C)	36,500	167,519
Aluminum Corp. of China, Ltd., H Shares (A)	336,600	91,257
Anhui Conch Cement Company, Ltd., H Shares	102,100	764,646
ANTA Sports Products, Ltd.	90,500	738,541
Autohome, Inc., ADR (A)	4,900	380,583
AviChina Industry & Technology Company, Ltd., H Shares	211,000	93,170
BAIC Motor Corp., Ltd., H Shares (C)	140,000	69,642
Baidu, Inc., ADR (A)	23,200	2,783,536
Bank of China, Ltd., H Shares	6,680,600	2,669,835
Bank of Communications Company, Ltd., H Shares	699,900	455,419
Baozun, Inc., ADR (A)(B)	3,700	117,364
BBMG Corp., H Shares	174,000	49,795
BeiGene, Ltd., ADR (A)	1,500	237,525
Beijing Capital International Airport Company, Ltd., H Shares	138,900	109,373
Best, Inc., ADR (A)	16,600	89,806
BYD Company, Ltd., H Shares (B)	53,000	329,961
BYD Electronic International Company, Ltd. (B)	57,400	110,959
CGN Power Company, Ltd., H Shares (C)	873,900	214,950
China Aoyuan Group, Ltd.	102,000	150,689
China Cinda Asset Management Company, Ltd., H Shares	782,200	165,869
China CITIC Bank Corp., Ltd., H Shares	728,000	381,411
China Coal Energy Company, Ltd., H Shares	147,000	47,888
China Communications Construction Company, Ltd., H Shares	367,500	277,523
China Communications Services Corp., Ltd., H Shares	197,200	154,946
China Conch Venture Holdings, Ltd.	135,800	664,384
China Construction Bank Corp., H Shares	8,086,500	6,648,974
China East Education Holdings, Ltd. (A)(C)	36,000	74,731
China Eastern Airlines Corp., Ltd., H Shares (A)(B)	148,000	65,215
China Everbright Bank Company, Ltd., H Shares	253,000	102,225
China Evergrande Group (B)	154,900	354,876
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Galaxy Securities Company, Ltd., H Shares	313,500	$177,391
China Hongqiao Group, Ltd.	142,000	77,658
China Huarong Asset Management Company, Ltd., H Shares (C)	878,600	121,361
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	2,582
China International Capital Corp., Ltd., H Shares (B)(C)	114,800	216,720
China Lesso Group Holdings, Ltd.	90,000	137,369
China Life Insurance Company, Ltd., H Shares	637,200	1,539,738
China Literature, Ltd. (A)(B)(C)	21,400	98,876
China Longyuan Power Group Corp., Ltd., H Shares	268,700	141,188
China Medical System Holdings, Ltd.	114,300	144,534
China Merchants Bank Company, Ltd., H Shares	327,200	1,574,127
China Minsheng Banking Corp., Ltd., H Shares	578,520	395,912
China Molybdenum Company, Ltd., H Shares	315,100	120,416
China National Building Material Company, Ltd., H Shares	325,700	387,104
China Oilfield Services, Ltd., H Shares	135,700	177,354
China Pacific Insurance Group Company, Ltd., H Shares	226,000	758,149
China Petroleum & Chemical Corp., H Shares	2,149,300	1,112,385
China Railway Construction Corp., Ltd., H Shares	161,000	186,267
China Railway Group, Ltd., H Shares	311,600	179,008
China Railway Signal & Communication Corp., Ltd., H Shares (C)	119,000	62,107
China Reinsurance Group Corp., H Shares	503,000	69,129
China Resources Pharmaceutical Group, Ltd. (C)	128,100	112,991
China Shenhua Energy Company, Ltd., H Shares	282,500	496,717
China Southern Airlines Company, Ltd., H Shares (B)	136,800	73,625
China Telecom Corp., Ltd., H Shares	1,159,100	438,148
China Tower Corp., Ltd., H Shares (C)	3,524,000	870,363
China Vanke Company, Ltd., H Shares	126,300	494,603
China Zhongwang Holdings, Ltd.	136,400	46,203
Chongqing Rural Commercial Bank Company, Ltd., H Shares	205,700	93,990
CIFI Holdings Group Company, Ltd.	234,000	183,974
CITIC Securities Company, Ltd., H Shares	175,700	386,476
CNOOC, Ltd.	1,498,500	2,084,582
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	100,000	39,840
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	206,000	69,783
Country Garden Holdings Company, Ltd.	640,300	869,884
Country Garden Services Holdings Company, Ltd.	100,000	399,068
CRRC Corp., Ltd., H Shares	363,500	236,738
CSPC Pharmaceutical Group, Ltd.	392,300	914,473
Dali Foods Group Company, Ltd. (C)	167,500	111,379
Datang International Power Generation Company, Ltd., H Shares	224,000	35,506
Dongfeng Motor Group Company, Ltd., H Shares	227,300	182,417

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
ENN Energy Holdings, Ltd.	65,900	$743,379
Fosun International, Ltd.	217,500	283,165
Fuyao Glass Industry Group Company, Ltd., H Shares (B)(C)	40,500	117,373
GDS Holdings, Ltd., ADR (A)(B)	5,200	301,444
Genscript Biotech Corp. (A)(B)	78,000	165,025
GF Securities Company, Ltd., H Shares	118,600	144,615
GOME Retail Holdings, Ltd. (A)(B)	749,200	78,119
Great Wall Motor Company, Ltd., H Shares	259,400	191,914
Greentown Service Group Company, Ltd.	92,000	116,781
Guangzhou Automobile Group Company, Ltd., H Shares	245,080	278,077
Guangzhou R&F Properties Company, Ltd., H Shares	109,600	172,803
Guotai Junan Securities Company, Ltd., H Shares (C)	66,400	112,955
Haidilao International Holding, Ltd. (B)(C)	30,000	124,741
Haitian International Holdings, Ltd.	53,400	106,461
Haitong Securities Company, Ltd., H Shares	246,100	271,302
Hansoh Pharmaceutical Group Company, Ltd. (A)(C)	38,000	134,588
Hengan International Group Company, Ltd.	60,100	453,009
Hua Hong Semiconductor, Ltd. (B)(C)	38,000	85,028
Huadian Power International Corp., Ltd., H Shares	136,000	41,225
Huaneng Power International, Inc., H Shares (B)	315,700	128,533
Huatai Securities Company, Ltd., H Shares (B)(C)	140,100	247,784
Huazhu Group, Ltd., ADR	11,200	378,000
Huya, Inc., ADR (A)	5,100	101,031
Industrial & Commercial Bank of China, Ltd., H Shares	5,462,800	3,763,322
Inner Mongolia Yitai Coal Company, Ltd., Class B	81,900	56,360
Innovent Biologics, Inc. (A)(C)	62,500	287,506
iQIYI, Inc., ADR (A)(B)	10,700	240,001
JD.com, Inc., ADR (A)	62,100	2,391,471
Jiangsu Expressway Company, Ltd., H Shares	96,900	112,862
Jiangxi Copper Company, Ltd., H Shares	96,400	114,974
JOYY, Inc., ADR (A)	4,900	264,453
Kaisa Group Holdings, Ltd. (A)	209,000	95,145
Kingdee International Software Group Company, Ltd.	193,000	253,717
Kingsoft Corp., Ltd. (A)	69,200	228,843
KWG Group Holdings, Ltd. (A)	108,500	162,917
Legend Holdings Corp., H Shares (C)	31,400	54,383
Lenovo Group, Ltd.	602,000	378,857
Li Ning Company, Ltd.	164,500	443,134
Logan Property Holdings Company, Ltd.	116,000	202,623
Longfor Group Holdings, Ltd. (C)	149,900	708,983
Luye Pharma Group, Ltd. (C)	96,500	59,964
Maanshan Iron & Steel Company, Ltd., H Shares (B)	60,000	22,109
Meituan Dianping, Class B (A)	84,800	1,094,089
Metallurgical Corp. of China, Ltd., H Shares	204,000	39,951
Momo, Inc., ADR	12,600	354,312
NetEase, Inc., ADR	6,000	1,912,260
New China Life Insurance Company, Ltd., H Shares	70,600	275,984
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
New Oriental Education & Technology Group, Inc., ADR (A)	12,000	$1,534,680
NIO, Inc., ADR (A)(B)	55,100	227,563
Noah Holdings, Ltd., ADR (A)(B)	3,000	85,140
PetroChina Company, Ltd., H Shares	1,780,700	695,618
PICC Property & Casualty Company, Ltd., H Shares	594,950	629,147
Pinduoduo, Inc., ADR (A)(B)	16,300	583,214
Ping An Healthcare and Technology Company, Ltd. (A)(C)	26,900	268,825
Ping An Insurance Group Company of China, Ltd., H Shares (B)	469,800	5,352,148
Postal Savings Bank of China Company, Ltd., H Shares (C)	677,000	431,918
Qudian, Inc., ADR (A)(B)	13,200	34,584
Seazen Group, Ltd. (A)	150,000	157,656
Semiconductor Manufacturing International Corp. (A)(B)	254,300	502,589
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	172,000	224,439
Shanghai Electric Group Company, Ltd., H Shares	200,000	57,023
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	42,100	120,727
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	83,880	66,952
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	68,500	126,524
Shenzhen Expressway Company, Ltd., H Shares	58,000	70,623
Shenzhou International Group Holdings, Ltd.	63,000	797,314
Shui On Land, Ltd.	297,000	59,502
SINA Corp. (A)	5,300	173,575
Sino-Ocean Group Holding, Ltd.	260,500	96,011
Sinopec Engineering Group Company, Ltd., H Shares	121,000	60,236
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	277,700	71,997
Sinopharm Group Company, Ltd., H Shares	100,300	315,100
Sinotrans, Ltd., H Shares	169,000	48,581
Sinotruk Hong Kong, Ltd.	57,500	111,779
SOHO China, Ltd.	169,700	62,055
Sunac China Holdings, Ltd.	205,300	1,149,995
Sunny Optical Technology Group Company, Ltd.	59,900	973,221
TAL Education Group, ADR (A)	32,400	1,762,236
Tencent Holdings, Ltd. (B)	481,000	24,388,964
Tencent Music Entertainment Group, ADR (A)	7,900	95,827
The People's Insurance Company Group of China, Ltd., H Shares	726,200	261,136
Tingyi Cayman Islands Holding Corp.	164,700	302,408
TravelSky Technology, Ltd., H Shares (B)	77,500	153,435
Trip.com Group, Ltd., ADR (A)	39,600	1,202,256
Tsingtao Brewery Company, Ltd., H Shares	33,000	174,316
Uni-President China Holdings, Ltd.	107,000	111,138
Vipshop Holdings, Ltd., ADR (A)	37,100	475,993
Want Want China Holdings, Ltd.	420,500	330,059
Weibo Corp., ADR (A)(B)	4,680	197,215
Weichai Power Company, Ltd., H Shares	160,000	321,018

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
WuXi AppTec Company, Ltd., H Shares (C)	12,340	$185,118
Wuxi Biologics Cayman, Inc. (A)(C)	47,000	700,052
Xiaomi Corp., Class B (A)(C)	651,600	1,068,982
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	62,800	63,356
Xinyi Solar Holdings, Ltd.	268,000	215,576
Yangzijiang Shipbuilding Holdings, Ltd.	64,600	44,822
Yanzhou Coal Mining Company, Ltd., H Shares	138,700	106,584
Yihai International Holding, Ltd. (A)	39,000	264,142
Yum China Holdings, Inc.	30,084	1,317,378
Yuzhou Properties Company, Ltd.	153,000	76,485
Zhaojin Mining Industry Company, Ltd., H Shares	80,000	94,907
Zhejiang Expressway Company, Ltd., H Shares	123,800	94,327
Zhenro Properties Group, Ltd.	122,000	79,844
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	26,600	114,102
Zhongsheng Group Holdings, Ltd.	47,000	180,980
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	45,600	161,956
Zijin Mining Group Company, Ltd., H Shares	469,200	211,744
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	113,600	95,845
ZTE Corp., H Shares (A)	62,700	266,665
ZTO Express Cayman, Inc., ADR	26,600	624,036
		135,482,930
Colombia - 0.0%
Bancolombia SA	13,430	148,832
Ecopetrol SA	301,038	265,607
Grupo Argos SA	16,482	70,252
Grupo de Inversiones Suramericana SA	14,401	124,810
Interconexion Electrica SA ESP	26,894	142,143
		751,644
Czech Republic - 0.0%
CEZ AS	11,251	215,665
Komercni banka AS	5,181	160,563
Moneta Money Bank AS (C)	35,169	117,279
		493,507
Denmark - 1.9%
A.P. Moller - Maersk A/S, Series A	460	436,210
A.P. Moller - Maersk A/S, Series B (B)	762	768,942
Carlsberg A/S, Class B	12,618	1,668,828
Chr. Hansen Holding A/S (B)	12,373	892,015
Coloplast A/S, B Shares	13,914	1,867,891
Danske Bank A/S	76,602	1,187,559
Demant A/S (A)(B)	12,978	397,448
DSV Panalpina A/S (B)	25,653	2,602,872
Genmab A/S (A)	7,649	1,729,696
H Lundbeck A/S	8,127	283,333
ISS A/S	18,551	329,640
Novo Nordisk A/S, B Shares	208,544	12,218,376
Novozymes A/S, B Shares (B)	25,145	1,289,073
Orsted A/S (C)	22,218	2,293,760
Pandora A/S (B)	11,798	531,646
Tryg A/S	14,853	416,753
Vestas Wind Systems A/S (B)	22,259	2,147,556
		31,061,598
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland - 0.8%
Elisa OYJ	10,955	$631,022
Fortum OYJ	34,941	746,195
Kone OYJ, B Shares	26,768	1,516,198
Metso OYJ	8,431	274,363
Neste OYJ	33,106	1,323,116
Nokia OYJ	444,262	1,697,541
Nokian Renkaat OYJ	9,747	255,130
Nordea Bank ABP	282,598	2,230,358
Orion OYJ, Class B	8,136	324,710
Sampo OYJ, A Shares	35,994	1,470,782
Stora Enso OYJ, R Shares	46,109	546,434
UPM-Kymmene OYJ	42,228	1,299,446
Wartsila OYJ ABP	34,898	364,859
		12,680,154
France - 7.8%
Accor SA (B)	14,760	536,861
Aeroports de Paris	2,487	369,694
Air Liquide SA	40,047	5,454,918
Airbus SE	49,771	6,007,279
Alstom SA	16,071	793,443
Amundi SA (C)	5,354	384,719
Arkema SA	5,924	560,407
Atos SE	8,320	625,974
AXA SA	167,632	3,896,487
BioMerieux (B)	3,521	326,573
BNP Paribas SA	95,938	4,656,851
Bollore SA	73,191	253,114
Bouygues SA	18,850	745,677
Bureau Veritas SA	24,897	612,817
Capgemini SE	13,517	1,497,914
Carrefour SA	51,340	886,692
Casino Guichard Perrachon SA (B)	4,567	179,255
Cie de Saint-Gobain	41,897	1,479,357
Cie Generale des Etablissements Michelin SCA	14,534	1,557,558
CNP Assurances	17,198	270,288
Covivio	3,797	404,110
Credit Agricole SA	99,858	1,200,868
Danone SA	52,421	3,699,789
Dassault Aviation SA (B)	217	227,262
Dassault Systemes SE	11,165	1,771,474
Edenred	20,564	1,076,482
Eiffage SA	6,605	706,534
Electricite de France SA	51,522	723,185
Engie SA	155,299	2,593,336
EssilorLuxottica SA	24,059	3,297,995
Eurazeo SE	3,283	220,688
Eutelsat Communications SA	14,638	197,931
Faurecia SE (B)	6,526	298,416
Gecina SA	3,842	684,014
Getlink SE	36,655	593,499
Hermes International	2,689	1,896,808
ICADE (B)	2,432	243,631
Iliad SA (B)	2,256	317,112
Ingenico Group SA	5,161	735,592
Ipsen SA	3,199	209,117
JCDecaux SA (B)	7,258	167,725
Kering SA	6,454	3,639,429
Klepierre SA	16,563	497,390
Legrand SA	22,588	1,733,669
L'Oreal SA	21,509	5,781,271
LVMH Moet Hennessy Louis Vuitton SE	23,675	9,880,282
Natixis SA	86,008	351,777

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Orange SA	168,988	$2,274,296
Pernod Ricard SA	18,039	2,941,688
Peugeot SA	50,064	970,192
Publicis Groupe SA	18,349	713,577
Remy Cointreau SA	1,894	192,938
Renault SA	16,324	485,220
Safran SA	27,923	3,865,328
Sanofi	95,874	8,941,749
Sartorius Stedim Biotech	2,341	448,427
Schneider Electric SE	47,110	4,786,341
SCOR SE	14,450	523,339
SEB SA (B)	1,928	255,903
Societe Generale SA	69,284	1,963,272
Sodexo SA (B)	7,422	717,334
Suez	28,616	454,387
Teleperformance	4,972	1,212,924
Thales SA	9,120	921,142
TOTAL SA	203,825	8,809,781
Ubisoft Entertainment SA (A)(B)	7,155	536,588
Unibail-Rodamco-Westfield (B)	11,735	1,408,297
Valeo SA (B)	20,524	521,745
Veolia Environnement SA	45,525	1,311,616
Vinci SA	43,352	4,380,613
Vivendi SA	72,156	1,843,529
Wendel SA	2,239	276,580
Worldline SA (A)(C)	8,534	658,323
		125,660,393
Germany - 5.6%
adidas AG	15,230	4,287,970
Allianz SE	36,311	7,910,331
BASF SE	77,580	4,591,499
Bayer AG	78,805	5,731,165
Bayerische Motoren Werke AG	27,949	1,844,148
Beiersdorf AG	8,389	885,861
Brenntag AG	12,983	589,077
Carl Zeiss Meditec AG, Bearer Shares	3,370	358,514
Commerzbank AG (B)	84,223	486,744
Continental AG (B)	9,251	1,057,923
Covestro AG (C)	14,747	571,409
Daimler AG	76,828	3,232,508
Delivery Hero SE (A)(B)(C)	9,576	732,545
Deutsche Bank AG (B)	167,920	1,474,249
Deutsche Boerse AG	16,089	2,531,659
Deutsche Lufthansa AG	19,979	264,220
Deutsche Post AG	83,592	2,515,942
Deutsche Telekom AG	280,400	4,593,363
Deutsche Wohnen SE	30,115	1,229,374
E.ON SE (B)	189,080	2,196,398
Evonik Industries AG	17,759	444,499
Fraport AG Frankfurt Airport Services Worldwide	3,386	216,349
Fresenius Medical Care AG & Company KGaA	18,102	1,396,147
Fresenius SE & Company KGaA	35,358	1,676,853
GEA Group AG	12,911	345,484
Hannover Rueck SE	5,483	992,791
HeidelbergCement AG	12,577	753,751
Henkel AG & Company KGaA	8,599	734,960
HOCHTIEF AG	2,060	205,529
Infineon Technologies AG	105,765	2,257,404
KION Group AG	5,486	296,701
Knorr-Bremse AG	4,007	409,619
LANXESS AG	7,110	378,532
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Merck KGaA	10,891	$1,325,261
METRO AG	14,829	173,215
MTU Aero Engines AG	4,405	1,089,895
Muenchener Rueckversicherungs-Gesellschaft AG	12,483	3,234,561
Puma SE	6,964	539,934
RWE AG (B)	49,227	1,708,619
SAP SE (B)	83,026	10,365,152
Siemens AG	64,673	6,652,985
Siemens Healthineers AG (C)	12,601	515,227
Symrise AG	10,822	1,060,467
Telefonica Deutschland Holding AG (B)	71,736	188,751
thyssenkrupp AG (A)(B)	34,025	333,625
TUI AG	19,338	152,579
Uniper SE	16,777	498,683
United Internet AG	8,600	259,792
Volkswagen AG	2,618	444,696
Vonovia SE	43,148	2,334,649
Wirecard AG (B)	9,896	1,274,716
Zalando SE (A)(C)	11,679	521,897
		89,868,222
Hong Kong - 2.3%
AIA Group, Ltd.	482,000	4,830,819
Alibaba Health Information Technology, Ltd. (A)	301,100	587,312
Alibaba Pictures Group, Ltd. (A)(B)	1,205,600	164,512
ASM Pacific Technology, Ltd.	12,000	145,120
Beijing Enterprises Holdings, Ltd.	43,000	183,042
Beijing Enterprises Water Group, Ltd. (A)	422,500	198,988
BOC Hong Kong Holdings, Ltd.	149,000	521,459
Bosideng International Holdings, Ltd.	266,000	78,509
Brilliance China Automotive Holdings, Ltd.	253,500	219,422
Budweiser Brewing Company APAC, Ltd. (A)(C)	52,200	159,347
China Agri-Industries Holdings, Ltd.	199,000	109,486
China Ding Yi Feng Holdings, Ltd.	88,000	40,641
China Education Group Holdings, Ltd.	49,000	70,512
China Everbright International, Ltd.	306,200	207,284
China Everbright, Ltd.	81,100	137,959
China First Capital Group, Ltd. (A)	194,000	5,384
China Gas Holdings, Ltd.	152,600	567,024
China Jinmao Holdings Group, Ltd. (B)	444,900	331,857
China Mengniu Dairy Company, Ltd. (A)	230,900	843,868
China Merchants Port Holdings Company, Ltd.	112,300	166,890
China Mobile, Ltd.	515,900	4,105,849
China Overseas Land & Investment, Ltd.	323,500	1,107,872
China Power International Development, Ltd.	342,000	64,234
China Resources Beer Holdings Company, Ltd.	121,200	571,959
China Resources Cement Holdings, Ltd.	206,000	264,676
China Resources Gas Group, Ltd.	75,100	378,500
China Resources Land, Ltd.	233,700	1,109,701
China Resources Power Holdings Company, Ltd.	161,100	193,573
China State Construction International Holdings, Ltd.	171,500	140,997
China Taiping Insurance Holdings Company, Ltd.	146,200	305,760
China Traditional Chinese Medicine Holdings Company, Ltd.	188,000	100,199

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Unicom Hong Kong, Ltd.	513,300	$412,471
CITIC, Ltd.	492,600	556,151
CK Asset Holdings, Ltd.	102,500	654,254
CK Hutchison Holdings, Ltd.	107,500	950,307
CK Infrastructure Holdings, Ltd.	25,500	175,466
CLP Holdings, Ltd.	64,500	681,540
COSCO SHIPPING Ports, Ltd.	141,700	95,211
Dairy Farm International Holdings, Ltd.	12,100	58,346
Far East Horizon, Ltd.	178,800	158,562
Galaxy Entertainment Group, Ltd.	86,000	585,338
Geely Automobile Holdings, Ltd.	419,300	765,953
Guangdong Investment, Ltd.	244,900	465,083
Haier Electronics Group Company, Ltd.	105,700	308,223
Hang Lung Properties, Ltd.	78,000	173,139
Hang Seng Bank, Ltd.	30,100	634,825
Henderson Land Development Company, Ltd.	56,041	261,607
HK Electric Investments & HK Electric Investments, Ltd.	86,000	86,631
HKT Trust & HKT, Ltd.	141,000	212,296
Hong Kong & China Gas Company, Ltd.	395,646	767,915
Hong Kong Exchanges & Clearing, Ltd.	47,800	1,599,198
Hongkong Land Holdings, Ltd.	46,000	228,107
Hutchison China MediTech, Ltd., ADR (A)	5,100	118,932
Jardine Matheson Holdings, Ltd.	8,700	476,000
Jardine Strategic Holdings, Ltd.	8,700	252,358
Kerry Properties, Ltd.	25,500	73,452
Kingboard Holdings, Ltd.	55,200	147,937
Kingboard Laminates Holdings, Ltd.	91,000	93,056
Kunlun Energy Company, Ltd.	288,900	204,378
Lee & Man Paper Manufacturing, Ltd.	112,500	89,578
Link REIT	82,200	767,337
Melco Resorts & Entertainment, Ltd., ADR	8,700	150,858
MTR Corp., Ltd.	60,000	342,800
New World Development Company, Ltd.	239,000	313,133
Nine Dragons Paper Holdings, Ltd.	138,900	166,858
NWS Holdings, Ltd. (B)	58,000	71,680
PCCW, Ltd.	143,000	86,415
Power Assets Holdings, Ltd.	53,500	383,777
Shanghai Industrial Holdings, Ltd.	40,900	72,802
Shenzhen International Holdings, Ltd.	79,000	152,779
Shenzhen Investment, Ltd.	234,000	79,090
Shimao Property Holdings, Ltd.	97,900	358,833
Sino Biopharmaceutical, Ltd. (B)	580,900	860,970
Sino Land Company, Ltd.	119,000	164,173
SJM Holdings, Ltd.	76,000	87,997
SSY Group, Ltd. (B)	128,000	108,979
Sun Art Retail Group, Ltd.	200,700	259,392
Sun Hung Kai Properties, Ltd.	63,000	910,565
Swire Pacific, Ltd., Class A	19,500	177,796
Swire Properties, Ltd.	45,000	135,440
Techtronic Industries Company, Ltd.	54,500	452,162
The Bank of East Asia, Ltd.	49,600	106,011
The Wharf Holdings, Ltd.	89,000	190,484
Towngas China Company, Ltd. (A)	86,000	50,523
Vitasoy International Holdings, Ltd. (B)	30,000	108,809
WH Group, Ltd. (C)	381,000	399,826
Wharf Real Estate Investment Company, Ltd.	47,000	216,503
Wheelock & Company, Ltd.	33,000	253,560
Yue Yuen Industrial Holdings, Ltd.	28,000	67,948
Yuexiu Property Company, Ltd.	556,000	115,138
		36,811,707
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	33,301	$258,107
OTP Bank Nyrt	18,567	814,964
Richter Gedeon NYRT	11,684	237,988
		1,311,059
Indonesia - 0.1%
Ace Hardware Indonesia Tbk PT	104,000	11,030
Adaro Energy Tbk PT	246,800	20,225
Astra International Tbk PT	335,900	131,437
Bank Central Asia Tbk PT	160,600	354,751
Bank Mandiri Persero Tbk PT	308,400	160,398
Bank Negara Indonesia Persero Tbk PT	136,500	68,375
Bank Rakyat Indonesia Persero Tbk PT	916,800	273,965
Bank Tabungan Negara Persero Tbk PT	79,000	9,553
Barito Pacific Tbk PT (A)	435,100	30,159
Bukit Asam Tbk PT	48,400	7,652
Bumi Serpong Damai Tbk PT (A)	140,000	9,969
Charoen Pokphand Indonesia Tbk PT	120,300	48,650
Gudang Garam Tbk PT	7,900	28,309
Hanjaya Mandala Sampoerna Tbk PT	129,700	15,672
Indah Kiat Pulp & Paper Corp. Tbk PT	43,900	17,649
Indocement Tunggal Prakarsa Tbk PT	29,300	31,386
Indofood CBP Sukses Makmur Tbk PT	32,900	23,637
Indofood Sukses Makmur Tbk PT	70,700	32,607
Jasa Marga Persero Tbk PT	31,200	10,345
Kalbe Farma Tbk PT	316,100	27,329
Pabrik Kertas Tjiwi Kimia Tbk PT	22,200	9,453
Pakuwon Jati Tbk PT	306,700	11,546
Perusahaan Gas Negara Tbk PT	165,600	15,077
Semen Indonesia Persero Tbk PT	49,500	36,948
Telekomunikasi Indonesia Persero Tbk PT	823,300	200,741
Unilever Indonesia Tbk PT	110,700	53,178
United Tractors Tbk PT	28,000	32,863
XL Axiata Tbk PT (A)	62,600	11,514
		1,684,418
Ireland - 0.6%
AerCap Holdings NV (A)	9,900	515,592
AIB Group PLC	63,512	148,199
Bank of Ireland Group PLC	77,990	292,017
CRH PLC	64,270	2,168,220
DCC PLC	4,315	309,053
Experian PLC	40,012	1,331,755
Flutter Entertainment PLC	6,262	665,903
James Hardie Industries PLC, CHESS Depositary Interest	40,153	750,333
Kerry Group PLC, Class A	12,701	1,613,440
Kingspan Group PLC	12,034	764,725
Smurfit Kappa Group PLC	18,159	611,774
		9,171,011
Isle of Man - 0.0%
GVC Holdings PLC	25,718	264,411
Israel - 0.4%
Azrieli Group, Ltd.	3,373	245,335
Bank Hapoalim BM	85,050	661,698
Bank Leumi Le-Israel BM	110,822	716,342
Check Point Software Technologies, Ltd. (A)	9,000	934,200
CyberArk Software, Ltd. (A)	2,800	293,160
Israel Chemicals, Ltd.	53,521	194,677
Israel Discount Bank, Ltd., Class A	90,722	378,062
Mizrahi Tefahot Bank, Ltd.	11,140	285,749
Nice, Ltd. (A)	4,566	746,846

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Teva Pharmaceutical Industries, Ltd., ADR (A)	79,600	$917,788
Wix.com, Ltd. (A)	3,400	455,702
		5,829,559
Italy - 0.9%
Assicurazioni Generali SpA	62,395	1,126,311
Atlantia SpA (B)	26,283	568,468
Davide Campari-Milano SpA (B)	30,577	255,647
Enel SpA	431,820	3,624,339
Eni SpA	133,541	1,663,803
Ferrari NV	6,407	1,009,215
FinecoBank Banca Fineco SpA	32,036	336,154
Intesa Sanpaolo SpA	780,193	1,896,737
Leonardo SpA	22,446	230,195
Mediobanca Banca di Credito Finanziario SpA	31,501	286,451
Moncler SpA	9,665	380,327
Pirelli & C. SpA (B)(C)	20,576	97,971
Poste Italiane SpA (C)	28,165	301,719
Prysmian SpA (B)	12,942	309,175
Recordati SpA	5,423	231,928
Snam SpA	104,163	516,478
Telecom Italia SpA (A)	502,612	279,538
Telecom Italia SpA	303,733	169,932
Terna Rete Elettrica Nazionale SpA (B)	72,398	478,603
UniCredit SpA	106,603	1,370,831
		15,133,822
Japan - 16.5%
ABC-Mart, Inc. (B)	2,600	149,741
Acom Company, Ltd.	32,600	134,008
Advantest Corp.	16,200	745,370
Aeon Company, Ltd. (B)	53,000	990,686
AEON Financial Service Company, Ltd. (B)	9,400	136,345
Aeon Mall Company, Ltd.	8,300	117,580
AGC, Inc.	14,900	426,120
Air Water, Inc.	14,800	196,337
Aisin Seiki Company, Ltd.	13,200	424,575
Ajinomoto Company, Inc.	35,300	592,227
Alfresa Holdings Corp.	15,200	265,045
Alps Alpine Company, Ltd.	16,900	257,385
Amada Holdings Company, Ltd.	27,500	256,406
ANA Holdings, Inc. (B)	9,100	245,005
Aozora Bank, Ltd.	9,500	235,758
Asahi Group Holdings, Ltd.	29,400	1,125,364
Asahi Intecc Company, Ltd.	15,700	379,511
Asahi Kasei Corp.	102,900	842,748
Astellas Pharma, Inc.	153,800	2,410,540
Bandai Namco Holdings, Inc.	16,100	806,302
Benesse Holdings, Inc.	5,700	146,406
Bridgestone Corp.	46,000	1,524,470
Brother Industries, Ltd.	18,200	322,378
Calbee, Inc.	6,400	163,083
Canon, Inc.	81,000	2,038,551
Casio Computer Company, Ltd. (B)	15,800	269,168
Central Japan Railway Company	11,700	1,923,356
Chubu Electric Power Company, Inc.	52,100	678,730
Chugai Pharmaceutical Company, Ltd.	18,200	1,957,775
Coca-Cola Bottlers Japan Holdings, Inc. (B)	10,000	230,641
Concordia Financial Group, Ltd.	88,500	298,632
Credit Saison Company, Ltd.	13,000	187,459
CyberAgent, Inc.	8,200	310,536
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Dai Nippon Printing Company, Ltd.	19,700	$474,715
Daicel Corp.	20,300	174,377
Daifuku Company, Ltd.	8,200	482,015
Dai-ichi Life Holdings, Inc.	90,700	1,230,105
Daiichi Sankyo Company, Ltd.	46,100	2,806,381
Daikin Industries, Ltd.	20,200	2,721,428
Daito Trust Construction Company, Ltd.	5,800	589,907
Daiwa House Industry Company, Ltd.	45,900	1,266,677
Daiwa House REIT Investment Corp. (B)	146	365,101
Daiwa Securities Group, Inc.	126,800	536,391
Denso Corp.	35,100	1,350,425
Dentsu Group, Inc.	17,500	452,522
Disco Corp.	2,200	446,027
East Japan Railway Company	24,500	1,871,381
Eisai Company, Ltd.	20,500	1,505,438
Electric Power Development Company, Ltd.	11,700	250,900
FamilyMart Company, Ltd. (B)	20,500	446,803
FANUC Corp.	15,800	2,594,580
Fast Retailing Company, Ltd.	4,700	2,318,375
Fuji Electric Company, Ltd.	10,300	282,492
FUJIFILM Holdings Corp.	29,300	1,422,877
Fujitsu, Ltd.	15,900	1,657,992
Fukuoka Financial Group, Inc.	14,300	214,003
GMO Payment Gateway, Inc.	3,300	204,758
Hakuhodo DY Holdings, Inc.	18,800	217,262
Hamamatsu Photonics KK	11,300	440,790
Hankyu Hanshin Holdings, Inc.	18,400	604,920
Hikari Tsushin, Inc.	1,700	323,060
Hino Motors, Ltd.	23,100	189,011
Hirose Electric Company, Ltd.	2,600	275,429
Hisamitsu Pharmaceutical Company, Inc.	4,300	190,321
Hitachi Chemical Company, Ltd.	8,500	359,962
Hitachi Construction Machinery Company, Ltd.	8,900	216,759
Hitachi High-Tech Corp.	5,600	415,941
Hitachi Metals, Ltd. (B)	17,500	252,077
Hitachi, Ltd.	78,700	2,628,263
Honda Motor Company, Ltd.	132,900	3,409,477
Hoshizaki Corp.	4,400	372,846
Hoya Corp.	31,000	2,748,729
Hulic Company, Ltd.	24,100	268,449
Idemitsu Kosan Company, Ltd.	15,797	395,316
IHI Corp.	12,100	251,580
Iida Group Holdings Company, Ltd. (B)	11,900	160,817
Inpex Corp.	83,000	730,509
Isetan Mitsukoshi Holdings, Ltd. (B)	26,800	173,773
Isuzu Motors, Ltd.	44,800	419,145
ITOCHU Corp.	109,500	2,481,423
Itochu Techno-Solutions Corp.	7,600	212,871
J Front Retailing Company, Ltd. (B)	18,500	196,572
Japan Airlines Company, Ltd.	9,300	228,873
Japan Airport Terminal Company, Ltd.	4,100	159,379
Japan Exchange Group, Inc.	42,300	707,302
Japan Post Bank Company, Ltd.	30,200	266,661
Japan Post Holdings Company, Ltd.	130,400	1,133,227
Japan Post Insurance Company, Ltd.	18,800	286,844
Japan Prime Realty Investment Corp.	61	269,011
Japan Real Estate Investment Corp.	105	718,005
Japan Retail Fund Investment Corp.	206	390,516
Japan Tobacco, Inc.	97,500	1,927,581
JFE Holdings, Inc.	39,800	364,645
JGC Holdings Corp.	18,000	217,599
JSR Corp.	15,800	274,685

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
JTEKT Corp.	16,900	$163,027
JXTG Holdings, Inc.	255,200	1,033,850
Kajima Corp.	36,500	391,188
Kakaku.com, Inc. (B)	10,700	228,500
Kamigumi Company, Ltd.	8,600	165,950
Kansai Paint Company, Ltd.	14,300	310,284
Kao Corp.	39,100	2,845,519
Kawasaki Heavy Industries, Ltd.	11,900	213,272
KDDI Corp.	143,500	4,054,386
Keihan Holdings Company, Ltd.	7,600	307,470
Keikyu Corp.	17,600	265,510
Keio Corp.	8,100	388,422
Keisei Electric Railway Company, Ltd.	10,200	323,946
Keyence Corp.	14,800	4,725,722
Kikkoman Corp.	11,800	542,566
Kintetsu Group Holdings Company, Ltd.	13,600	586,611
Kirin Holdings Company, Ltd.	66,800	1,269,485
Kobayashi Pharmaceutical Company, Ltd.	4,000	290,001
Koito Manufacturing Company, Ltd.	8,500	332,985
Komatsu, Ltd.	75,300	1,504,553
Konami Holdings Corp.	7,500	270,175
Konica Minolta, Inc.	36,600	200,277
Kose Corp.	2,700	321,690
Kubota Corp.	85,100	1,193,252
Kuraray Company, Ltd.	26,000	270,354
Kurita Water Industries, Ltd.	8,000	206,333
Kyocera Corp.	26,200	1,638,994
Kyowa Kirin Company, Ltd.	19,700	469,492
Kyushu Electric Power Company, Inc.	29,600	214,282
Kyushu Railway Company	12,700	384,265
Lawson, Inc. (B)	3,900	208,315
LINE Corp. (A)	4,800	238,631
Lion Corp.	18,000	299,979
LIXIL Group Corp.	21,500	320,239
M3, Inc. (B)	35,800	924,217
Makita Corp. (B)	18,300	620,235
Marubeni Corp.	127,500	844,445
Marui Group Company, Ltd.	15,200	296,630
Maruichi Steel Tube, Ltd.	4,400	106,271
Mazda Motor Corp.	45,600	312,200
McDonald's Holdings Company Japan, Ltd.	5,100	215,111
Mebuki Financial Group, Inc.	72,900	140,519
Medipal Holdings Corp.	14,900	271,080
MEIJI Holdings Company, Ltd.	9,200	544,534
Mercari, Inc. (A)(B)	6,100	138,082
MINEBEA MITSUMI, Inc.	29,600	518,082
MISUMI Group, Inc.	23,100	486,555
Mitsubishi Chemical Holdings Corp.	104,300	697,285
Mitsubishi Corp.	109,700	2,730,856
Mitsubishi Electric Corp.	148,900	1,872,008
Mitsubishi Estate Company, Ltd.	96,000	1,638,386
Mitsubishi Gas Chemical Company, Inc.	13,200	197,502
Mitsubishi Heavy Industries, Ltd.	26,000	821,535
Mitsubishi Materials Corp.	8,900	201,906
Mitsubishi Motors Corp.	52,600	172,837
Mitsubishi UFJ Financial Group, Inc.	996,700	4,869,836
Mitsubishi UFJ Lease & Finance Company, Ltd.	33,900	193,891
Mitsui & Company, Ltd.	134,700	2,224,795
Mitsui Chemicals, Inc.	15,200	327,219
Mitsui Fudosan Company, Ltd.	72,400	1,661,628
Mitsui OSK Lines, Ltd.	9,500	195,685
Mizuho Financial Group, Inc.	1,953,100	2,642,266
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MonotaRO Company, Ltd. (B)	10,100	$224,882
MS&AD Insurance Group Holdings, Inc.	40,600	1,308,709
Murata Manufacturing Company, Ltd.	46,600	2,441,239
Nabtesco Corp.	9,200	244,305
Nagoya Railroad Company, Ltd.	14,700	383,815
NEC Corp.	20,000	750,853
Nexon Company, Ltd. (A)	39,800	629,395
NGK Insulators, Ltd.	21,500	337,643
NGK Spark Plug Company, Ltd.	12,600	204,577
NH Foods, Ltd.	6,700	252,423
Nidec Corp.	18,200	2,143,474
Nikon Corp.	26,000	265,584
Nintendo Company, Ltd.	9,100	3,050,634
Nippon Building Fund, Inc.	107	799,960
Nippon Express Company, Ltd.	6,400	306,942
Nippon Paint Holdings Company, Ltd.	11,900	538,306
Nippon Prologis REIT, Inc.	158	427,909
Nippon Shinyaku Company, Ltd.	3,700	277,200
Nippon Steel Corp.	65,200	729,825
Nippon Telegraph & Telephone Corp.	104,500	2,437,961
Nippon Yusen KK (B)	12,400	176,369
Nissan Chemical Corp.	10,100	424,190
Nissan Motor Company, Ltd.	187,800	804,882
Nisshin Seifun Group, Inc.	15,900	268,310
Nissin Foods Holdings Company, Ltd.	5,100	401,436
Nitori Holdings Company, Ltd.	6,500	903,079
Nitto Denko Corp.	13,000	646,406
Nomura Holdings, Inc.	271,700	1,199,691
Nomura Real Estate Holdings, Inc.	10,200	220,072
Nomura Real Estate Master Fund, Inc.	324	514,082
Nomura Research Institute, Ltd.	27,500	603,746
NSK, Ltd.	29,300	221,712
NTT Data Corp.	51,100	609,435
NTT DOCOMO, Inc.	108,200	2,928,855
Obayashi Corp.	53,000	534,668
Obic Company, Ltd.	5,200	642,023
Odakyu Electric Railway Company, Ltd.	23,400	449,701
Oji Holdings Corp.	70,300	332,962
Olympus Corp.	94,600	1,713,389
Omron Corp.	15,700	840,629
Ono Pharmaceutical Company, Ltd.	30,900	626,304
Oracle Corp. Japan	3,100	241,635
Oriental Land Company, Ltd.	16,200	1,844,450
ORIX Corp.	108,300	1,755,337
Orix JREIT, Inc.	208	393,509
Osaka Gas Company, Ltd.	29,800	477,023
Otsuka Corp.	8,400	362,829
Otsuka Holdings Company, Ltd.	31,700	1,187,652
Pan Pacific International Holdings Corp.	35,600	588,555
Panasonic Corp.	179,900	1,706,360
Park24 Company, Ltd.	9,400	185,209
PeptiDream, Inc. (A)	7,600	301,741
Persol Holdings Company, Ltd.	14,400	193,727
Pigeon Corp.	9,400	317,625
Pola Orbis Holdings, Inc.	7,500	142,752
Rakuten, Inc.	69,800	588,128
Recruit Holdings Company, Ltd.	110,200	3,854,003
Renesas Electronics Corp. (A)	62,500	380,636
Resona Holdings, Inc.	170,400	634,312
Ricoh Company, Ltd.	54,400	508,014
Rinnai Corp.	2,700	183,705
Rohm Company, Ltd.	7,600	496,707
Ryohin Keikaku Company, Ltd.	19,300	261,435
Sankyo Company, Ltd.	3,300	108,706

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Santen Pharmaceutical Company, Ltd.	29,100	$466,444
SBI Holdings, Inc.	19,500	393,340
Secom Company, Ltd.	16,900	1,340,268
Sega Sammy Holdings, Inc.	13,900	183,522
Seibu Holdings, Inc.	15,500	219,819
Seiko Epson Corp.	22,800	319,649
Sekisui Chemical Company, Ltd.	29,600	442,725
Sekisui House, Ltd.	50,500	990,580
Seven & i Holdings Company, Ltd. (B)	61,200	2,082,229
Seven Bank, Ltd.	48,100	126,506
SG Holdings Company, Ltd.	11,600	229,017
Sharp Corp.	17,400	201,629
Shimadzu Corp.	18,100	437,909
Shimamura Company, Ltd.	1,800	119,373
Shimano, Inc.	6,000	833,576
Shimizu Corp.	47,900	435,524
Shin-Etsu Chemical Company, Ltd.	29,600	3,275,150
Shinsei Bank, Ltd.	16,200	212,201
Shionogi & Company, Ltd.	21,800	1,173,495
Shiseido Company, Ltd. (B)	32,500	1,939,918
Showa Denko KK	11,100	238,564
SMC Corp.	4,700	1,873,454
Softbank Corp.	136,000	1,786,705
SoftBank Group Corp.	127,300	5,914,144
Sohgo Security Services Company, Ltd.	5,700	265,952
Sompo Holdings, Inc.	28,100	1,038,535
Sony Corp.	103,300	6,368,226
Sony Financial Holdings, Inc.	13,500	269,285
Square Enix Holdings Company, Ltd.	7,400	299,602
Stanley Electric Company, Ltd.	10,400	250,527
Subaru Corp.	50,000	1,210,169
SUMCO Corp.	20,400	308,896
Sumitomo Chemical Company, Ltd.	121,000	440,923
Sumitomo Corp.	96,300	1,382,641
Sumitomo Dainippon Pharma Company, Ltd. (B)	12,900	184,064
Sumitomo Electric Industries, Ltd.	61,500	725,926
Sumitomo Heavy Industries, Ltd.	9,100	196,332
Sumitomo Metal Mining Company, Ltd.	18,900	465,557
Sumitomo Mitsui Financial Group, Inc.	107,700	3,417,301
Sumitomo Mitsui Trust Holdings, Inc.	26,700	906,453
Sumitomo Realty & Development Company, Ltd.	26,800	835,177
Sumitomo Rubber Industries, Ltd.	13,600	141,135
Sundrug Company, Ltd.	5,800	180,842
Suntory Beverage & Food, Ltd.	11,200	427,574
Suzuken Company, Ltd.	5,800	191,471
Suzuki Motor Corp.	29,800	1,199,036
Sysmex Corp.	13,600	869,697
T&D Holdings, Inc.	47,600	461,794
Taiheiyo Cement Corp.	9,900	244,301
Taisei Corp.	16,400	556,063
Taisho Pharmaceutical Holdings Company, Ltd.	2,700	165,814
Taiyo Nippon Sanso Corp.	10,500	187,316
Takeda Pharmaceutical Company, Ltd.	121,496	4,195,692
TDK Corp.	10,600	1,010,380
Teijin, Ltd.	14,300	234,487
Terumo Corp.	52,400	1,682,500
The Bank of Kyoto, Ltd.	4,500	149,231
The Chiba Bank, Ltd.	46,100	223,356
The Chugoku Electric Power Company, Inc.	21,600	286,748
The Kansai Electric Power Company, Inc.	56,900	613,261
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Shizuoka Bank, Ltd.	37,000	$229,596
The Yokohama Rubber Company, Ltd.	9,300	151,173
THK Company, Ltd.	9,900	223,922
Tobu Railway Company, Ltd.	15,200	453,100
Toho Company, Ltd.	9,000	277,821
Toho Gas Company, Ltd.	5,800	197,073
Tohoku Electric Power Company, Inc.	33,800	296,661
Tokio Marine Holdings, Inc.	52,800	2,821,526
Tokyo Century Corp.	3,500	144,526
Tokyo Electric Power Company Holdings, Inc. (A)	123,400	468,256
Tokyo Electron, Ltd.	12,700	2,653,178
Tokyo Gas Company, Ltd.	30,200	606,052
Tokyu Corp.	40,100	614,491
Tokyu Fudosan Holdings Corp.	49,800	314,608
Toppan Printing Company, Ltd.	23,100	403,949
Toray Industries, Inc.	112,500	646,312
Toshiba Corp.	40,000	1,082,630
Tosoh Corp.	21,600	292,316
TOTO, Ltd.	11,500	431,271
Toyo Seikan Group Holdings, Ltd.	11,400	181,786
Toyo Suisan Kaisha, Ltd.	7,100	282,276
Toyoda Gosei Company, Ltd.	5,200	109,857
Toyota Industries Corp.	11,900	620,686
Toyota Motor Corp.	185,500	12,180,805
Toyota Tsusho Corp.	17,200	516,863
Trend Micro, Inc.	10,100	501,235
Tsuruha Holdings, Inc. (B)	3,000	348,324
Unicharm Corp.	32,900	1,065,769
United Urban Investment Corp.	235	376,172
USS Company, Ltd.	17,600	278,888
Welcia Holdings Company, Ltd.	3,800	226,888
West Japan Railway Company	13,100	925,359
Yakult Honsha Company, Ltd.	9,700	442,306
Yamada Denki Company, Ltd.	49,400	237,609
Yamaha Corp.	11,700	572,730
Yamaha Motor Company, Ltd.	22,800	359,907
Yamato Holdings Company, Ltd. (B)	25,000	394,680
Yamazaki Baking Company, Ltd.	9,600	162,546
Yaskawa Electric Corp. (B)	19,600	610,606
Yokogawa Electric Corp.	18,500	300,468
Z Holdings Corp.	215,400	781,966
ZOZO, Inc. (B)	8,700	122,554
		263,641,032
Luxembourg - 0.2%
ArcelorMittal SA (B)	56,863	809,723
Aroundtown SA (B)	75,399	655,060
Eurofins Scientific SE (B)	983	497,053
Millicom International Cellular SA	8,311	383,891
Reinet Investments SCA	8,124	168,578
SES SA	30,854	353,783
Tenaris SA	25,183	230,015
		3,098,103
Macau - 0.0%
Sands China, Ltd.	96,800	464,008
Wynn Macau, Ltd.	62,000	128,767
		592,775
Malaysia - 0.4%
AirAsia Group BHD	101,200	24,240
AMMB Holdings BHD	110,000	96,987
Axiata Group BHD	179,600	179,643
British American Tobacco Malaysia BHD	9,000	26,686
CIMB Group Holdings BHD	317,400	364,368

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Dialog Group BHD	235,200	$188,608
DiGi.Com BHD	195,500	194,930
Fraser & Neave Holdings BHD	9,300	68,666
Gamuda BHD	113,000	89,335
Genting BHD	142,500	168,000
Genting Malaysia BHD	196,100	135,177
Genting Plantations BHD	16,400	39,982
HAP Seng Consolidated BHD	37,200	79,233
Hartalega Holdings BHD	97,300	143,413
Hong Leong Bank BHD	44,200	161,010
Hong Leong Financial Group BHD	15,300	55,579
IHH Healthcare BHD	145,500	199,655
IJM Corp. BHD	177,900	82,973
IOI Corp. BHD	123,500	123,020
Kuala Lumpur Kepong BHD	27,400	143,484
Malayan Banking BHD	253,500	507,723
Malaysia Airports Holdings BHD	62,400	98,167
Maxis BHD	154,400	201,249
MISC BHD	87,600	159,490
Nestle Malaysia BHD	4,300	146,930
Petronas Chemicals Group BHD	155,200	200,244
Petronas Dagangan BHD	17,700	96,326
Petronas Gas BHD	50,800	201,443
PPB Group BHD	37,700	164,013
Press Metal Aluminium Holdings BHD	88,500	99,242
Public Bank BHD	202,200	822,745
QL Resources BHD	40,100	77,808
RHB Bank BHD	102,800	135,295
Sime Darby BHD	177,200	84,731
Sime Darby Plantation BHD	136,600	162,152
Telekom Malaysia BHD	76,300	67,379
Tenaga Nasional BHD	204,000	589,199
Top Glove Corp. BHD	98,300	131,888
Westports Holdings BHD	53,600	44,237
YTL Corp. BHD	176,678	35,493
		6,590,743
Mexico - 0.6%
Alfa SAB de CV, Class A (B)	226,500	145,799
Alsea SAB de CV (A)	40,600	82,570
America Movil SAB de CV, Series L	2,602,200	2,058,439
Arca Continental SAB de CV	33,600	185,216
Cemex SAB de CV (B)	1,177,148	383,950
Coca-Cola Femsa SAB de CV	41,400	231,704
El Puerto de Liverpool SAB de CV, Series C1 (B)	14,100	66,621
Fibra Uno Administracion SA de CV	247,000	374,083
Fomento Economico Mexicano SAB de CV (B)	151,100	1,232,106
Gruma SAB de CV, Class B	16,025	154,665
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	27,300	295,428
Grupo Aeroportuario del Sureste SAB de CV, B Shares	16,105	268,171
Grupo Bimbo SAB de CV, Series A	125,000	188,551
Grupo Carso SAB de CV, Series A1 (B)	34,600	96,436
Grupo Financiero Banorte SAB de CV, Series O	200,400	1,095,720
Grupo Financiero Inbursa SAB de CV, Series O	175,100	189,930
Grupo Mexico SAB de CV, Series B (B)	272,100	642,959
Grupo Televisa SAB (B)	187,100	352,470
Industrias Penoles SAB de CV	10,235	92,059
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Infraestructura Energetica Nova SAB de CV	40,900	$179,534
Kimberly-Clark de Mexico SAB de CV, Class A (A)(B)	116,200	221,207
Megacable Holdings SAB de CV	23,400	78,583
Orbia Advance Corp. SAB de CV (B)	82,035	161,503
Promotora y Operadora de Infraestructura SAB de CV	17,720	173,608
Wal-Mart de Mexico SAB de CV	403,900	1,137,027
		10,088,339
Netherlands - 2.7%
ABN AMRO Bank NV (C)	33,148	454,635
Adyen NV (A)(C)	821	722,597
Aegon NV (B)	159,880	544,212
Akzo Nobel NV	17,976	1,438,265
Altice Europe NV (A)	53,302	283,080
ASML Holding NV	33,672	9,336,996
EXOR NV	5,933	423,724
Heineken Holding NV	9,006	799,710
Heineken NV	20,450	2,037,470
ING Groep NV	307,070	2,940,447
Koninklijke Ahold Delhaize NV	93,097	2,174,953
Koninklijke DSM NV	14,329	1,616,198
Koninklijke KPN NV	279,440	677,743
Koninklijke Philips NV	71,628	3,067,405
Koninklijke Vopak NV	5,318	253,161
NN Group NV	26,035	889,827
NXP Semiconductors NV	22,100	2,512,549
Prosus NV (A)	38,606	2,699,708
QIAGEN NV (A)(B)	19,166	708,590
Randstad NV	9,473	488,075
Royal Dutch Shell PLC, A Shares	189,610	4,093,013
Royal Dutch Shell PLC, B Shares	164,288	3,560,981
Wolters Kluwer NV	21,872	1,600,185
		43,323,524
New Zealand - 0.1%
a2 Milk Company, Ltd. (A)	31,619	325,901
Auckland International Airport, Ltd.	41,053	202,829
Fisher & Paykel Healthcare Corp., Ltd.	24,802	401,578
Fletcher Building, Ltd.	37,180	121,370
Mercury NZ, Ltd.	28,740	86,280
Meridian Energy, Ltd.	54,604	158,410
Ryman Healthcare, Ltd.	17,620	168,667
Spark New Zealand, Ltd.	78,215	222,507
		1,687,542
Norway - 0.2%
Aker BP ASA	3,272	80,153
DNB ASA	32,241	540,014
Equinor ASA	32,898	506,704
Gjensidige Forsikring ASA	7,812	158,767
Mowi ASA	14,298	302,902
Norsk Hydro ASA	45,555	132,667
Orkla ASA	24,225	206,045
Schibsted ASA, B Shares	3,246	78,467
Telenor ASA	23,694	383,877
Yara International ASA	5,780	212,210
		2,601,806
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	15,900	177,285
Credicorp, Ltd.	5,253	952,211
Southern Copper Corp.	6,800	228,820
		1,358,316

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	157,030	$132,090
Aboitiz Power Corp.	116,700	62,898
Altus San Nicolas Corp. (A)(D)	2,753	280
Ayala Corp.	22,420	292,274
Ayala Land, Inc.	588,780	453,444
Bank of the Philippine Islands	72,130	104,951
BDO Unibank, Inc.	156,230	427,208
Globe Telecom, Inc.	2,640	92,249
GT Capital Holdings, Inc.	7,563	105,856
International Container Terminal Services, Inc.	80,150	168,471
JG Summit Holdings, Inc.	228,580	303,874
Jollibee Foods Corp.	34,000	113,690
Manila Electric Company	16,980	90,010
Megaworld Corp.	895,500	59,970
Metro Pacific Investments Corp.	1,137,700	68,625
Metropolitan Bank & Trust Company	143,759	158,545
PLDT, Inc.	6,840	132,996
Robinsons Land Corp.	167,100	69,854
Security Bank Corp.	18,180	55,266
SM Investments Corp.	19,135	366,660
SM Prime Holdings, Inc.	804,400	606,899
Universal Robina Corp.	70,320	195,698
		4,061,808
Poland - 0.1%
Bank Millennium SA (A)	21,261	26,405
Bank Polska Kasa Opieki SA	6,346	143,603
CCC SA	1,078	20,049
CD Projekt SA	2,543	182,462
Cyfrowy Polsat SA	8,840	57,203
Dino Polska SA (A)(C)	1,811	65,785
Grupa Lotos SA	3,206	48,990
KGHM Polska Miedz SA (A)	5,460	100,132
LPP SA	48	84,958
mBank SA (A)	577	44,048
Orange Polska SA (A)	24,151	38,395
PGE Polska Grupa Energetyczna SA (A)	32,313	37,148
Polski Koncern Naftowy ORLEN SA	11,084	167,436
Polskie Gornictwo Naftowe i Gazownictwo SA	63,938	52,008
Powszechna Kasa Oszczednosci Bank Polski SA	32,608	261,084
Powszechny Zaklad Ubezpieczen SA	25,328	225,855
Santander Bank Polska SA	1,345	86,915
		1,642,476
Portugal - 0.1%
EDP - Energias de Portugal SA	206,070	962,077
Galp Energia SGPS SA	39,807	549,104
Jeronimo Martins SGPS SA	20,137	355,971
		1,867,152
Romania - 0.0%
NEPI Rockcastle PLC	20,177	149,355
Russia - 0.0%
Evraz PLC	21,720	92,752
Singapore - 0.3%
Ascendas Real Estate Investment Trust	71,100	157,165
BOC Aviation, Ltd. (C)	17,100	149,501
CapitaLand Commercial Trust	65,700	88,083
CapitaLand Mall Trust	63,000	103,349
CapitaLand, Ltd.	68,000	174,207
City Developments, Ltd.	12,700	90,773
ComfortDelGro Corp., Ltd.	56,300	79,824
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
DBS Group Holdings, Ltd.	46,700	$816,513
Genting Singapore, Ltd.	162,700	95,908
Jardine Cycle & Carriage, Ltd.	2,700	53,049
Keppel Corp., Ltd.	38,400	177,222
Mapletree Commercial Trust	48,800	73,966
Oversea-Chinese Banking Corp., Ltd.	86,900	668,957
SATS, Ltd.	16,500	48,173
Sembcorp Industries, Ltd.	24,400	32,505
Singapore Airlines, Ltd.	13,900	80,431
Singapore Exchange, Ltd.	21,500	132,764
Singapore Press Holdings, Ltd.	42,500	58,482
Singapore Technologies Engineering, Ltd.	41,700	126,318
Singapore Telecommunications, Ltd.	212,460	460,383
Suntec Real Estate Investment Trust	43,900	53,831
United Overseas Bank, Ltd.	33,400	596,141
UOL Group, Ltd.	12,700	68,107
Venture Corp., Ltd.	7,300	87,982
Wilmar International, Ltd.	50,900	146,918
		4,620,552
South Africa - 0.8%
Absa Group, Ltd.	37,662	324,105
Anglo American Platinum, Ltd.	2,831	190,551
AngloGold Ashanti, Ltd.	22,020	392,138
Aspen Pharmacare Holdings, Ltd. (A)	21,192	136,360
Bid Corp., Ltd.	18,066	326,897
Capitec Bank Holdings, Ltd.	2,426	205,349
Clicks Group, Ltd.	13,880	209,887
Discovery, Ltd.	22,697	141,490
Exxaro Resources, Ltd.	13,413	97,172
FirstRand, Ltd.	182,136	650,285
Fortress REIT, Ltd., Class A	54,330	56,970
Gold Fields, Ltd.	43,688	265,701
Growthpoint Properties, Ltd.	156,590	179,413
Impala Platinum Holdings, Ltd. (A)	43,091	350,251
Investec PLC	1,994	10,215
Investec, Ltd.	19,231	100,315
Kumba Iron Ore, Ltd.	3,453	63,633
Liberty Holdings, Ltd.	9,108	55,538
Life Healthcare Group Holdings, Ltd.	74,122	106,114
Momentum Metropolitan Holdings	57,753	64,929
Mr. Price Group, Ltd.	13,560	133,184
MTN Group, Ltd.	91,557	436,497
MultiChoice Group, Ltd. (A)	23,473	137,150
Naspers, Ltd., N Shares	23,739	3,711,738
Nedbank Group, Ltd.	24,331	278,157
Northam Platinum, Ltd. (A)	18,886	137,202
Old Mutual, Ltd.	273,281	278,011
Pepkor Holdings, Ltd. (C)	44,650	44,199
Pick n Pay Stores, Ltd.	18,620	67,325
PSG Group, Ltd.	8,118	98,600
Rand Merchant Investment Holdings, Ltd.	51,089	81,215
Redefine Properties, Ltd.	282,130	98,404
Remgro, Ltd.	28,833	299,909
RMB Holdings, Ltd.	40,518	185,486
Sanlam, Ltd.	106,821	448,702
Sasol, Ltd.	30,420	371,561
Shoprite Holdings, Ltd.	25,054	182,491
Sibanye Stillwater, Ltd. (A)	121,765	245,637
Standard Bank Group, Ltd.	69,711	670,080
Telkom SA SOC, Ltd.	14,300	24,327
The Bidvest Group, Ltd.	15,114	176,177
The Foschini Group, Ltd.	12,325	99,058
The SPAR Group, Ltd.	9,841	105,709

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Tiger Brands, Ltd.	8,599	$84,570
Vodacom Group, Ltd.	35,124	251,145
Woolworths Holdings, Ltd.	51,490	121,227
		12,695,074
South Korea - 4.7%
Amorepacific Corp. (A)	4,054	536,993
AMOREPACIFIC Group (A)	3,655	187,137
BGF retail Company, Ltd.	961	120,249
BNK Financial Group, Inc.	35,946	182,305
Celltrion Healthcare Company, Ltd. (A)	6,625	360,641
Celltrion Pharm, Inc. (A)	95	3,156
Celltrion, Inc. (A)	11,781	1,680,654
Cheil Worldwide, Inc.	8,503	135,301
CJ CheilJedang Corp.	1,039	208,745
CJ Corp.	1,880	125,218
CJ ENM Company, Ltd.	1,353	141,429
CJ Logistics Corp. (A)	1,138	126,068
Coway Company, Ltd.	6,428	366,394
Daelim Industrial Company, Ltd. (A)	3,535	212,914
Daewoo Engineering & Construction Company, Ltd. (A)	24,481	82,832
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	4,661	86,062
DB Insurance Company, Ltd.	6,580	234,940
Doosan Bobcat, Inc.	6,245	146,239
E-MART, Inc.	2,637	230,313
Fila Holdings Corp.	6,082	193,477
GS Engineering & Construction Corp.	7,634	166,961
GS Holdings Corp.	6,544	224,536
GS Retail Company, Ltd.	3,357	97,580
Hana Financial Group, Inc.	37,585	973,324
Hankook Tire & Technology Company, Ltd.	9,414	198,118
Hanmi Pharm Company, Ltd. (A)	817	175,847
Hanmi Science Company, Ltd. (A)	32	787
Hanon Systems	23,093	200,830
Hanwha Life Insurance Company, Ltd.	12,752	17,440
HDC Hyundai Development Co-Engineering & Construction, Series E	3,415	51,045
Helixmith Company, Ltd. (A)	2,389	124,939
HLB, Inc. (A)	4,176	342,663
Hotel Shilla Company, Ltd.	3,970	260,930
Hyundai Department Store Company, Ltd.	1,844	106,746
Hyundai Engineering & Construction Company, Ltd.	9,875	285,528
Hyundai Glovis Company, Ltd.	2,356	240,336
Hyundai Heavy Industries Holdings Company, Ltd.	1,220	272,034
Hyundai Marine & Fire Insurance Company, Ltd.	8,481	158,111
Hyundai Mobis Company, Ltd.	8,337	1,457,213
Hyundai Motor Company	18,587	1,775,528
Hyundai Steel Company	10,095	200,561
Industrial Bank of Korea	33,097	261,014
Kakao Corp.	6,278	900,526
Kangwon Land, Inc. (A)	14,661	276,504
KB Financial Group, Inc.	49,701	1,571,211
KCC Corp.	614	83,879
KCC Glass Corp. (A)	169	3,701
Kia Motors Corp.	32,908	992,993
KMW Company, Ltd. (A)	3,240	134,766
Korea Aerospace Industries, Ltd. (A)	9,273	198,273
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korea Electric Power Corp.	31,919	$558,534
Korea Gas Corp.	3,577	82,867
Korea Investment Holdings Company, Ltd. (A)	5,469	285,218
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	4,856	417,483
Korea Zinc Company, Ltd. (A)	1,056	361,295
Korean Air Lines Company, Ltd. (A)	5,956	107,654
KT&G Corp.	14,525	1,010,583
Kumho Petrochemical Company, Ltd.	2,345	115,995
LG Chem, Ltd.	5,733	1,736,932
LG Corp.	12,039	669,181
LG Display Company, Ltd.	29,081	330,667
LG Electronics, Inc.	13,365	672,261
LG Household & Health Care, Ltd.	1,174	1,185,153
LG Innotek Company, Ltd.	1,798	194,527
LG Uplus Corp.	13,586	147,723
Lotte Chemical Corp.	2,156	337,145
Lotte Corp.	3,331	80,304
Lotte Shopping Company, Ltd.	1,400	110,892
Medy-Tox, Inc.	563	139,776
Meritz Securities Company, Ltd.	41,428	119,638
Mirae Asset Daewoo Company, Ltd. (A)	52,993	279,614
NAVER Corp.	17,446	2,504,212
NCSoft Corp.	2,048	1,094,756
Netmarble Corp. (A)(C)	3,208	235,708
NH Investment & Securities Company, Ltd. (A)	19,379	161,355
OCI Company, Ltd. (A)	2,430	99,735
Orion Corp.	2,960	233,755
Ottogi Corp.	164	67,482
Pan Ocean Company, Ltd. (A)	34,211	106,366
Pearl Abyss Corp. (A)	794	117,362
POSCO	9,835	1,579,708
POSCO Chemical Company, Ltd.	3,044	139,525
Posco International Corp.	6,269	77,766
S-1 Corp.	2,045	137,569
Samsung Biologics Company, Ltd. (A)(C)	2,068	793,630
Samsung C&T Corp.	10,721	939,843
Samsung Card Company, Ltd.	3,650	101,323
Samsung Electro-Mechanics Company, Ltd.	7,006	740,106
Samsung Electronics Company, Ltd.	594,765	26,771,191
Samsung Engineering Company, Ltd. (A)	19,552	227,898
Samsung Fire & Marine Insurance Company, Ltd.	3,958	644,689
Samsung Heavy Industries Company, Ltd. (A)	54,764	266,409
Samsung Life Insurance Company, Ltd.	9,305	446,956
Samsung SDI Company, Ltd.	6,863	1,668,182
Samsung SDS Company, Ltd.	4,360	603,309
Samsung Securities Company, Ltd.	8,361	228,873
Shinhan Financial Group Company, Ltd.	57,049	1,525,749
Shinsegae, Inc.	935	179,212
SK Holdings Company, Ltd.	4,398	698,511
SK Hynix, Inc.	68,063	5,029,218
SK Innovation Company, Ltd.	6,868	650,267
SK Telecom Company, Ltd.	2,498	437,357
S-Oil Corp.	5,569	309,566
Woori Financial Group, Inc.	59,226	470,479
Yuhan Corp.	1,193	211,136
		75,557,636

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain - 1.8%
ACS Actividades de Construccion y Servicios SA	20,006	$596,547
Aena SME SA (C)	5,107	822,569
Amadeus IT Group SA	32,774	2,323,380
AmRest Holdings SE (A)	2,582	26,797
Banco Bilbao Vizcaya Argentaria SA	506,131	2,424,002
Banco de Sabadell SA	425,427	373,392
Banco Santander SA	1,260,212	4,658,186
Bankia SA	96,809	153,513
Bankinter SA	49,357	291,644
CaixaBank SA	269,397	692,412
Cellnex Telecom SA (A)(C)	18,964	924,574
Enagas SA	18,617	483,066
Endesa SA	23,764	611,494
Ferrovial SA	37,008	1,063,011
Grifols SA	22,738	732,864
Iberdrola SA	467,773	5,355,146
Industria de Diseno Textil SA (B)	83,072	2,591,754
Mapfre SA	97,738	219,843
Naturgy Energy Group SA	22,029	513,197
Red Electrica Corp. SA	32,061	612,789
Repsol SA	112,118	1,266,968
Siemens Gamesa Renewable Energy SA	18,244	295,920
Telefonica SA	355,849	2,117,724
		29,150,792
Sweden - 1.9%
Alfa Laval AB	27,572	625,116
Assa Abloy AB, B Shares	87,633	1,970,792
Atlas Copco AB, A Shares	59,010	2,103,998
Atlas Copco AB, B Shares	34,104	1,056,893
Boliden AB	24,182	507,852
Electrolux AB, Series B (B)	19,837	403,526
Epiroc AB, A Shares	56,550	653,217
Epiroc AB, B Shares	35,389	396,968
Essity AB, B Shares	52,988	1,597,477
Hennes & Mauritz AB, B Shares (B)	70,277	1,275,395
Hexagon AB, B Shares	23,034	1,240,821
Husqvarna AB, B Shares (B)	36,331	244,548
ICA Gruppen AB	7,759	291,649
Industrivarden AB, C Shares (B)	14,939	337,835
Investor AB, B Shares	40,070	2,007,088
Kinnevik AB, B Shares (B)	21,339	434,588
L E Lundbergforetagen AB, B Shares	7,059	292,817
Lundin Petroleum AB	16,075	458,914
Sandvik AB	99,064	1,651,343
Securitas AB, B Shares	27,152	368,731
Skandinaviska Enskilda Banken AB, A Shares	141,824	1,359,377
Skanska AB, B Shares (B)	29,638	652,642
SKF AB, B Shares	33,865	598,769
Svenska Handelsbanken AB, A Shares	133,078	1,345,641
Swedbank AB, A Shares (B)	78,660	1,194,704
Swedish Match AB	14,807	868,794
Tele2 AB, B Shares	43,374	631,446
Telefonaktiebolaget LM Ericsson, B Shares	268,655	2,154,810
Telia Company AB	237,626	941,035
Volvo AB, B Shares	130,711	2,051,724
		29,718,510
Switzerland - 7.1%
ABB, Ltd.	158,106	3,426,034
Adecco Group AG	13,210	707,487
Alcon, Inc. (A)	35,724	2,184,573
Baloise Holding AG	4,442	718,276
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Barry Callebaut AG	254	$523,957
Chocoladefabriken Lindt & Spruengli AG	9	783,050
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	92	720,308
Cie Financiere Richemont SA (B)	44,834	3,073,422
Clariant AG (A)(B)	16,916	358,792
Coca-Cola HBC AG	8,831	281,624
Credit Suisse Group AG (A)	222,762	2,502,619
Dufry AG (A)	3,436	252,155
EMS-Chemie Holding AG	684	401,521
Geberit AG	3,149	1,571,355
Givaudan SA	785	2,445,610
Glencore PLC (A)	479,234	1,209,659
Julius Baer Group, Ltd. (A)(B)	19,698	828,657
Kuehne + Nagel International AG (B)	4,542	664,865
LafargeHolcim, Ltd. (A)	42,250	1,966,462
Lonza Group AG (A)	6,390	2,549,851
Nestle SA	255,248	26,266,505
Novartis AG	184,320	15,505,597
Pargesa Holding SA, Bearer Shares	3,204	236,186
Partners Group Holding AG (B)	1,612	1,398,928
Roche Holding AG	60,257	19,374,660
Schindler Holding AG	1,598	344,724
Schindler Holding AG, Participation Certificates	3,562	798,755
SGS SA	445	1,111,430
Sika AG (B)	10,913	1,953,466
Sonova Holding AG	4,722	1,127,822
STMicroelectronics NV (B)	58,263	1,608,042
Straumann Holding AG	877	823,939
Swiss Life Holding AG	3,015	1,384,241
Swiss Prime Site AG (A)	6,295	759,531
Swiss Re AG	25,850	2,459,124
Swisscom AG	2,161	1,153,496
Temenos AG (A)(B)	5,573	796,812
The Swatch Group AG	4,189	181,216
The Swatch Group AG, Bearer Shares	2,543	592,078
UBS Group AG (A)	334,164	3,680,031
Vifor Pharma AG	3,891	653,629
Zurich Insurance Group AG	13,036	5,047,955
		114,428,444
Taiwan - 5.9%
Accton Technology Corp.	71,000	374,566
Acer, Inc.	413,000	218,475
Advantech Company, Ltd.	49,699	475,508
Airtac International Group	18,000	279,433
ASE Technology Holding Company, Ltd.	491,000	1,138,583
Asia Cement Corp.	310,000	451,012
Asustek Computer, Inc.	101,000	675,673
AU Optronics Corp.	1,215,000	376,002
Catcher Technology Company, Ltd.	93,000	697,692
Cathay Financial Holding Company, Ltd.	1,136,000	1,488,453
Chailease Holding Company, Ltd.	170,954	636,169
Chang Hwa Commercial Bank, Ltd.	785,854	600,467
Cheng Shin Rubber Industry Company, Ltd.	272,000	351,137
Chicony Electronics Company, Ltd.	82,526	223,616
China Airlines, Ltd.	324,000	86,776
China Development Financial Holding Corp.	1,895,000	569,104
China Life Insurance Company, Ltd. (A)	408,990	321,018
China Steel Corp.	1,658,000	1,257,070
Chunghwa Telecom Company, Ltd.	539,000	1,910,257

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Compal Electronics, Inc.	581,000	$350,283
CTBC Financial Holding Company, Ltd.	2,626,000	1,948,923
Delta Electronics, Inc.	277,000	1,255,799
E.Sun Financial Holding Company, Ltd.	1,481,776	1,412,797
Eclat Textile Company, Ltd.	27,340	318,567
Eva Airways Corp.	314,465	123,851
Evergreen Marine Corp. Taiwan, Ltd. (A)	328,900	123,370
Far Eastern New Century Corp.	454,000	418,482
Far EasTone Telecommunications Company, Ltd.	221,000	479,532
Feng TAY Enterprise Company, Ltd.	47,100	259,284
First Financial Holding Company, Ltd.	1,394,494	1,085,234
Formosa Chemicals & Fibre Corp.	498,000	1,337,099
Formosa Petrochemical Corp.	175,000	488,786
Formosa Plastics Corp.	633,000	1,889,654
Formosa Taffeta Company, Ltd.	114,000	124,271
Foxconn Technology Company, Ltd.	131,000	254,306
Fubon Financial Holding Company, Ltd.	958,000	1,386,731
Giant Manufacturing Company, Ltd.	42,000	225,059
Globalwafers Company, Ltd.	31,000	401,152
Highwealth Construction Corp.	107,000	157,718
Hiwin Technologies Corp.	33,696	327,057
Hon Hai Precision Industry Company, Ltd.	1,771,800	4,623,440
Hotai Motor Company, Ltd.	43,000	871,133
Hua Nan Financial Holdings Company, Ltd.	1,106,048	782,614
Innolux Corp.	1,197,000	308,591
Inventec Corp.	352,000	263,748
Largan Precision Company, Ltd.	14,000	1,980,308
Lite-On Technology Corp.	297,000	422,835
MediaTek, Inc.	214,000	2,487,823
Mega Financial Holding Company, Ltd.	1,542,000	1,632,818
Micro-Star International Company, Ltd.	96,000	281,002
Nan Ya Plastics Corp.	728,000	1,626,474
Nanya Technology Corp.	173,000	430,627
Nien Made Enterprise Company, Ltd.	23,000	181,442
Novatek Microelectronics Corp.	82,000	516,055
Pegatron Corp.	278,000	565,645
Phison Electronics Corp.	21,000	224,345
Pou Chen Corp.	315,000	349,737
Powertech Technology, Inc.	106,000	346,725
President Chain Store Corp.	81,000	790,711
Quanta Computer, Inc.	382,000	770,535
Realtek Semiconductor Corp.	68,000	492,046
Ruentex Development Company, Ltd. (A)	78,560	105,790
Ruentex Industries, Ltd. (A)	49,000	107,881
Shin Kong Financial Holding Company, Ltd.	1,564,988	466,609
SinoPac Financial Holdings Company, Ltd.	1,514,601	640,938
Standard Foods Corp.	57,600	128,572
Synnex Technology International Corp.	184,000	226,298
Taishin Financial Holding Company, Ltd.	1,333,437	619,434
Taiwan Business Bank	742,516	290,753
Taiwan Cement Corp.	695,936	961,102
Taiwan Cooperative Financial Holding Company, Ltd.	1,257,680	864,069
Taiwan High Speed Rail Corp.	272,000	306,807
Taiwan Mobile Company, Ltd.	228,000	786,435
Taiwan Semiconductor Manufacturing Company, Ltd.	3,493,816	36,020,543
Tatung Company, Ltd. (A)	263,000	180,421
The Shanghai Commercial & Savings Bank, Ltd.	469,000	772,200
Uni-President Enterprises Corp.	684,000	1,637,098
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
United Microelectronics Corp.	1,581,000	$788,822
Vanguard International Semiconductor Corp.	128,000	305,284
Walsin Technology Corp.	45,000	307,923
Win Semiconductors Corp.	48,000	418,958
Winbond Electronics Corp.	424,000	216,222
Wistron Corp.	401,040	351,896
Wiwynn Corp.	11,000	256,893
WPG Holdings, Ltd.	206,960	262,901
Yageo Corp.	36,556	472,122
Yuanta Financial Holding Company, Ltd.	1,419,000	887,129
Zhen Ding Technology Holding, Ltd.	77,000	289,666
		95,120,386
Thailand - 0.3%
Advanced Info Service PCL, NVDR	40,800	261,840
Airports of Thailand PCL, NVDR	146,500	282,061
B. Grimm Power PCL, NVDR	27,100	39,384
Bangkok Bank PCL, NVDR	26,100	109,464
Bangkok Dusit Medical Services PCL, NVDR	322,400	229,337
Bangkok Expressway & Metro PCL, NVDR	248,800	73,962
Banpu PCL, NVDR	133,800	30,674
Berli Jucker PCL, NVDR	38,000	44,501
BTS Group Holdings PCL, NVDR	232,400	81,633
Bumrungrad Hospital PCL, NVDR	14,600	60,461
Central Pattana PCL, NVDR	78,200	133,565
Central Retail Corp. PCL, NVDR (A)	26,758	26,711
Charoen Pokphand Foods PCL, NVDR	137,900	118,648
CP ALL PCL, NVDR	200,700	422,966
Electricity Generating PCL, NVDR	10,100	88,124
Energy Absolute PCL, NVDR	57,800	72,969
Global Power Synergy PCL, NVDR	24,300	49,215
Gulf Energy Development PCL, NVDR	18,200	97,313
Home Product Center PCL, NVDR	193,800	79,292
Indorama Ventures PCL, NVDR	58,500	49,681
Intouch Holdings PCL, NVDR	77,900	134,968
IRPC PCL, NVDR	339,400	24,332
Kasikornbank PCL, NVDR	107,900	411,103
Krung Thai Bank PCL, NVDR	116,300	52,030
Land & Houses PCL, NVDR	286,600	77,351
Minor International PCL, NVDR	93,600	82,736
Muangthai Capital PCL, NVDR	21,400	39,710
Osotspa PCL, NVDR	26,400	35,480
PTT Exploration & Production PCL, NVDR	47,300	161,389
PTT Global Chemical PCL, NVDR	80,100	106,574
PTT PCL, NVDR	394,500	494,565
Ratch Group PCL, NVDR	26,300	49,581
Srisawad Corp. PCL, NVDR	25,800	56,064
Thai Oil PCL, NVDR	37,400	52,644
Thai Union Group PCL, NVDR	118,600	58,348
The Siam Cement PCL, NVDR	27,000	268,921
The Siam Commercial Bank PCL, NVDR	30,300	85,059
TMB Bank PCL, NVDR	834,300	29,140
Total Access Communication PCL, NVDR	24,300	28,533
True Corp. PCL, NVDR	390,700	42,133
		4,642,462
Turkey - 0.1%
Akbank T.A.S. (A)	95,664	103,717
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,054	25,118
Arcelik AS (A)	6,865	20,567
Aselsan Elektronik Sanayi Ve Ticaret AS	12,499	55,352

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
BIM Birlesik Magazalar AS	13,873	$107,239
Eregli Demir ve Celik Fabrikalari TAS	47,418	63,266
Ford Otomotiv Sanayi AS	2,087	26,342
Haci Omer Sabanci Holding AS	32,372	44,572
KOC Holding AS	24,861	69,279
TAV Havalimanlari Holding AS	5,707	18,696
Tupras Turkiye Petrol Rafinerileri AS	3,850	62,811
Turk Hava Yollari AO (A)	16,873	31,894
Turkcell Iletisim Hizmetleri AS	37,572	83,595
Turkiye Garanti Bankasi AS (A)	76,887	117,705
Turkiye Is Bankasi AS, Class C (A)	56,216	51,768
		881,921
United Arab Emirates - 0.0%
NMC Health PLC	5,577	67,101
United Kingdom - 5.6%
3i Group PLC	43,803	576,587
Admiral Group PLC	9,608	263,703
Anglo American PLC	45,634	1,073,653
Ashtead Group PLC	20,612	646,218
Associated British Foods PLC	15,729	459,272
AstraZeneca PLC	57,945	5,085,539
Auto Trader Group PLC (C)	39,452	265,652
AVEVA Group PLC	2,803	159,453
Aviva PLC	274,042	1,255,252
BAE Systems PLC	142,864	1,130,066
Barclays PLC (B)	755,281	1,447,490
Barratt Developments PLC	44,774	441,990
BP PLC	898,149	4,666,430
British American Tobacco PLC	101,487	4,012,721
BT Group PLC	371,268	681,098
Bunzl PLC	14,497	348,104
Burberry Group PLC	18,229	392,831
Centrica PLC	253,405	234,728
CNH Industrial NV (B)	54,834	510,831
Coca-Cola European Partners PLC	18,037	919,166
Compass Group PLC	69,752	1,536,807
Croda International PLC	5,539	327,407
Diageo PLC	104,395	3,724,769
Direct Line Insurance Group PLC	65,840	262,451
easyJet PLC	7,078	102,174
Ferguson PLC	10,116	881,404
Fiat Chrysler Automobiles NV	58,010	730,961
G4S PLC	67,605	149,690
GlaxoSmithKline PLC	220,038	4,440,229
Halma PLC	16,715	420,062
Hargreaves Lansdown PLC	12,822	257,406
HSBC Holdings PLC (B)	893,187	6,032,804
Imperial Brands PLC	42,135	851,211
Informa PLC	54,703	484,145
InterContinental Hotels Group PLC	7,513	416,278
Intertek Group PLC	7,082	483,351
ITV PLC	159,247	242,002
J Sainsbury PLC	77,570	196,519
JD Sports Fashion PLC	19,294	184,570
Johnson Matthey PLC	8,695	284,996
Kingfisher PLC	93,966	230,536
Land Securities Group PLC	30,341	327,019
Legal & General Group PLC	277,382	939,735
Lloyds Banking Group PLC	3,098,192	2,011,027
London Stock Exchange Group PLC	13,987	1,373,860
M&G PLC (A)	113,771	297,091
Marks & Spencer Group PLC	85,156	175,488
Meggitt PLC	35,262	248,318
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Melrose Industries PLC	216,643	$599,153
Micro Focus International PLC	14,891	141,818
Mondi PLC	21,492	436,494
National Grid PLC	153,152	1,930,594
Next PLC	5,836	459,971
Ocado Group PLC (A)	20,307	281,318
Pearson PLC	34,070	247,151
Persimmon PLC	14,006	517,828
Prudential PLC	117,963	1,961,072
Reckitt Benckiser Group PLC	31,312	2,313,733
RELX PLC	85,598	2,071,029
Rentokil Initial PLC	80,638	504,540
Rio Tinto PLC	49,867	2,347,719
Rio Tinto, Ltd.	33,732	1,938,399
Rolls-Royce Holdings PLC (A)	77,058	620,130
RSA Insurance Group PLC	51,079	341,646
Schroders PLC	5,970	222,092
Segro PLC	47,024	498,526
Severn Trent PLC	10,168	322,770
Smith & Nephew PLC	38,391	861,319
Smiths Group PLC	17,516	349,043
Spirax-Sarco Engineering PLC	3,223	353,123
SSE PLC	44,798	880,744
St. James's Place PLC	24,756	328,236
Standard Chartered PLC	119,909	867,672
Standard Life Aberdeen PLC	108,031	387,221
Taylor Wimpey PLC	144,994	382,868
Tesco PLC	432,785	1,289,498
The Berkeley Group Holdings PLC	5,190	320,073
The British Land Company PLC	38,261	247,831
The Royal Bank of Scotland Group PLC	215,406	498,460
The Sage Group PLC	47,231	418,428
The Weir Group PLC	11,767	198,752
Unilever NV	115,792	6,113,490
Unilever PLC	48,981	2,633,213
United Utilities Group PLC	29,334	355,923
Vodafone Group PLC	1,184,209	2,069,699
Whitbread PLC	5,800	292,523
Wm Morrison Supermarkets PLC	103,923	232,599
WPP PLC	55,800	536,130
		89,555,922
United States - 0.3%
Barrick Gold Corp. (A)	174,626	3,330,546
Bausch Health Companies, Inc. (A)	31,610	700,377
Carnival PLC	7,201	227,774
International Flavors & Fragrances, Inc.	1	108
Nexteer Automotive Group, Ltd.	73,683	55,034
Ovintiv, Inc.	25,890	299,165
		4,613,004
TOTAL COMMON STOCKS (Cost $1,496,359,169)		$1,495,219,518
PREFERRED SECURITIES - 0.9%
Brazil - 0.2%
Banco Bradesco SA	86,539	590,808
Braskem SA, A Shares	4,000	24,052
Centrais Eletricas Brasileiras SA, B Shares	5,600	44,894
Cia Energetica de Minas Gerais	19,100	59,625
Gerdau SA	23,900	90,482
Itau Unibanco Holding SA	103,500	740,625
Itausa - Investimentos Itau SA	93,060	249,927
Lojas Americanas SA	16,100	95,767
Petroleo Brasileiro SA	90,100	510,551

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Telefonica Brasil SA	9,700	$115,787
		2,522,518
Chile - 0.0%
Embotelladora Andina SA, B Shares	28,335	68,441
Sociedad Quimica y Minera de Chile SA, B Shares	9,350	247,611
		316,052
Colombia - 0.0%
Bancolombia SA	27,760	331,934
Grupo Aval Acciones y Valores SA	244,982	100,939
		432,873
Germany - 0.4%
Bayerische Motoren Werke AG	4,699	243,639
FUCHS PETROLUB SE (B)	5,850	223,940
Henkel AG & Company KGaA	15,177	1,413,993
Porsche Automobil Holding SE	12,972	808,356
Sartorius AG	3,010	703,648
Volkswagen AG	15,803	2,623,393
		6,016,969
South Korea - 0.3%
Amorepacific Corp.	1,075	65,180
Hyundai Motor Company	2,975	162,693
Hyundai Motor Company, 2nd Preferred	4,596	284,600
LG Chem, Ltd.	957	149,050
LG Household & Health Care, Ltd.	259	157,264
Samsung Electronics Company, Ltd.	102,729	3,921,820
		4,740,607
TOTAL PREFERRED SECURITIES (Cost $14,532,791)		$14,029,019
EXCHANGE-TRADED FUNDS - 2.8%
iShares MSCI India ETF (B)	247,914	7,980,352
KraneShares Bosera MSCI China A ETF	523,530	16,658,725
VanEck Vectors Russia ETF	752,012	16,070,496
Xtrackers Harvest CSI 300 China A-Shares ETF (B)	139,860	3,995,800
TOTAL EXCHANGE-TRADED FUNDS (Cost $45,078,008)		$44,705,373
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	33,620	916
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	1,820	50
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,000	$54
TOTAL WARRANTS (Cost $0)		$1,020
SHORT-TERM INVESTMENTS - 7.1%
U.S. Government Agency - 2.2%
Federal Home Loan Bank Discount Note
1.480%, 03/02/2020 *	$5,650,000	$5,650,000
1.550%, 05/18/2020 *	30,000,000	29,907,600
		35,557,600
Short-term funds - 4.9%
John Hancock Collateral Trust, 1.6968% (E)(F)	7,790,795	77,977,284
TOTAL SHORT-TERM INVESTMENTS (Cost $113,508,978)		$113,534,884
Total Investments (International Strategic Equity Allocation Fund) (Cost $1,669,478,946) - 104.1%		$1,667,489,814
Other assets and liabilities, net - (4.1%)		(66,195,453)
TOTAL NET ASSETS - 100.0%		$1,601,294,361
Currency Abbreviations
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 2-29-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	48	Long	Mar 2020	$3,636,929	$3,576,240	$(60,689)
Mini MSCI EAFE Index Futures	329	Long	Mar 2020	32,754,921	29,943,935	(2,810,986)
Mini MSCI Emerging Markets Index Futures	220	Long	Mar 2020	11,860,509	11,104,500	(756,009)
S&P/TSX 60 Index Futures	19	Long	Mar 2020	2,863,101	2,758,026	(105,075)
						$(3,732,759)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 96.7%
Austria - 0.7%
Erste Group Bank AG	48,461	$1,658,983
Belgium - 0.8%
KBC Group NV	25,885	1,724,622
Bermuda - 1.7%
Axis Capital Holdings, Ltd.	30,575	1,715,869
Everest Re Group, Ltd.	7,792	1,931,481
		3,647,350
Canada - 4.4%
Barrick Gold Corp.	172,594	3,291,791
Fairfax Financial Holdings, Ltd.	6,823	2,939,189
Yamana Gold, Inc.	865,628	3,306,699
		9,537,679
China - 0.4%
Topsports International Holdings, Ltd. (A)	707,000	838,664
Denmark - 1.9%
Novo Nordisk A/S, B Shares	71,055	4,163,039
Finland - 2.0%
Sampo OYJ, A Shares	106,214	4,340,104
France - 15.4%
Accor SA	28,546	1,038,296
AXA SA	110,432	2,566,913
BNP Paribas SA	87,951	4,269,160
Capgemini SE	41,019	4,545,603
Cie Generale des Etablissements Michelin SCA	7,207	772,349
Danone SA	53,910	3,804,880
Dassault Aviation SA	211	220,978
Eiffage SA	36,712	3,927,067
Peugeot SA	86,573	1,677,701
Sanofi	31,057	2,896,551
TOTAL SA	113,328	4,898,295
Vinci SA	29,790	3,010,206
		33,627,999
Germany - 5.2%
Allianz SE	19,178	4,177,917
Brenntag AG	33,538	1,521,718
HeidelbergCement AG	18,094	1,084,390
Rheinmetall AG	10,832	1,005,604
SAP SE	12,599	1,572,887
Siemens AG	19,709	2,027,487
		11,390,003
Greece - 0.5%
Hellenic Telecommunications Organization SA	74,917	1,065,885
Hong Kong - 2.9%
China Overseas Land & Investment, Ltd.	410,000	1,404,103
CK Asset Holdings, Ltd.	269,500	1,720,210
CK Hutchison Holdings, Ltd.	135,500	1,197,829
WH Group, Ltd. (A)	1,955,000	2,051,599
		6,373,741
Hungary - 1.0%
OTP Bank Nyrt	51,161	2,245,617
Indonesia - 0.7%
Bank Rakyat Indonesia Persero Tbk PT	4,905,800	1,465,986
Ireland - 1.2%
CRH PLC	77,036	2,614,825
Italy - 1.4%
Leonardo SpA	202,707	2,078,866
UniCredit SpA	79,139	1,017,666
		3,096,532
International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan - 20.5%
Bandai Namco Holdings, Inc.	24,500	$1,226,981
Fuji Corp.	75,300	1,202,360
Hitachi Construction Machinery Company, Ltd.	41,400	1,008,296
Hitachi, Ltd.	153,700	5,132,960
Kamigumi Company, Ltd.	66,200	1,277,427
KDDI Corp.	59,200	1,672,611
Kinden Corp.	82,200	1,241,055
Koito Manufacturing Company, Ltd.	28,600	1,120,397
Mitsubishi Estate Company, Ltd.	84,300	1,438,708
NEC Corp.	45,800	1,719,453
Nintendo Company, Ltd.	3,900	1,307,415
Nippon Telegraph & Telephone Corp.	140,500	3,277,833
Persol Holdings Company, Ltd.	84,600	1,138,146
Sankyu, Inc.	33,300	1,410,483
Sanwa Holdings Corp.	198,400	1,817,831
Seven & i Holdings Company, Ltd.	34,300	1,167,001
Shionogi & Company, Ltd.	33,100	1,781,774
SoftBank Group Corp.	25,100	1,166,104
Sony Corp.	72,300	4,457,142
Sumitomo Mitsui Financial Group, Inc.	59,600	1,891,097
Taiheiyo Cement Corp.	54,100	1,335,021
Taisei Corp.	32,400	1,098,564
Tokio Marine Holdings, Inc.	60,500	3,232,999
TS Tech Company, Ltd.	32,400	837,904
Zenkoku Hosho Company, Ltd.	52,600	1,962,628
		44,922,190
Macau - 0.6%
Wynn Macau, Ltd.	654,000	1,358,280
Netherlands - 3.5%
ING Groep NV	277,091	2,653,374
NXP Semiconductors NV	15,067	1,712,967
Royal Dutch Shell PLC, A Shares	148,580	3,207,320
		7,573,661
Norway - 1.0%
DNB ASA	126,593	2,120,344
Singapore - 1.9%
DBS Group Holdings, Ltd.	95,800	1,674,988
United Overseas Bank, Ltd.	142,400	2,541,632
		4,216,620
South Korea - 3.1%
Hana Financial Group, Inc.	55,669	1,441,638
KB Financial Group, Inc.	46,351	1,465,306
KT Corp., ADR	173,210	1,671,477
Samsung Electronics Company, Ltd.	50,813	2,287,163
		6,865,584
Spain - 0.7%
Applus Services SA	127,879	1,460,226
Sweden - 1.8%
Husqvarna AB, B Shares	162,216	1,091,895
Loomis AB, B Shares	30,400	1,061,629
Sandvik AB	66,135	1,102,434
Trelleborg AB, B Shares	49,018	765,805
		4,021,763
Switzerland - 6.2%
Glencore PLC (B)	339,065	855,851
Novartis AG	73,765	6,205,352
Roche Holding AG	13,913	4,473,499
STMicroelectronics NV	75,889	2,094,514
		13,629,216
United Kingdom - 16.7%
Associated British Foods PLC	66,833	1,951,461

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Aviva PLC	379,370	$1,737,709
BAE Systems PLC	242,414	1,917,514
BP PLC	494,847	2,571,031
Coca-Cola European Partners PLC	26,706	1,360,938
Direct Line Insurance Group PLC	525,042	2,092,917
GlaxoSmithKline PLC	236,743	4,777,325
Imperial Brands PLC	102,378	2,068,240
Legal & General Group PLC	486,817	1,649,275
Next PLC	13,455	1,060,472
Nomad Foods, Ltd. (B)	192,160	3,547,274
Persimmon PLC	76,107	2,813,819
Redrow PLC	174,677	1,697,057
Tesco PLC	866,351	2,581,323
Unilever PLC	88,125	4,737,590
		36,563,945
United States - 0.5%
The Mosaic Company	59,842	1,019,109
TOTAL COMMON STOCKS (Cost $224,908,204)		$211,541,967
SHORT-TERM INVESTMENTS - 3.5%
Short-term funds - 3.5%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.4657% (C)	7,566,997	7,566,997
TOTAL SHORT-TERM INVESTMENTS (Cost $7,566,997)		$7,566,997
Total Investments (International Value Fund) (Cost $232,475,201) - 100.2%		$219,108,964
Other assets and liabilities, net - (0.2%)		(360,184)
TOTAL NET ASSETS - 100.0%		$218,748,780
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 2-29-20.
Mid Cap Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 92.7%
Communication services – 5.5%
Entertainment – 4.9%
Live Nation Entertainment, Inc. (A)	123,245	$7,489,599
Spotify Technology SA (A)	395,368	54,212,860
Take-Two Interactive Software, Inc. (A)	107,315	11,534,216
		73,236,675
Interactive media and services – 0.6%
Match Group, Inc. (A)(B)	100,540	6,535,100
Pinterest, Inc., Class A (A)	92,803	1,809,659
		8,344,759
		81,581,434
Consumer discretionary – 17.6%
Diversified consumer services – 1.1%
Grand Canyon Education, Inc. (A)	198,112	15,983,676
Hotels, restaurants and leisure – 6.2%
Aramark	553,848	19,240,680
Marriott Vacations Worldwide Corp.	238,342	23,066,739
Norwegian Cruise Line Holdings, Ltd. (A)	211,472	7,879,447
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Planet Fitness, Inc., Class A (A)	403,917	$27,260,358
Vail Resorts, Inc.	71,170	15,131,454
		92,578,678
Household durables – 1.3%
Lennar Corp., A Shares	306,878	18,517,019
Leisure products – 3.2%
BRP, Inc.	388,117	15,912,146
Peloton Interactive, Inc., Class A (A)(B)	594,663	15,871,555
YETI Holdings, Inc. (A)	524,297	15,859,984
		47,643,685
Specialty retail – 4.1%
Burlington Stores, Inc. (A)	134,754	29,141,900
Five Below, Inc. (A)	140,430	13,614,689
Floor & Decor Holdings, Inc., Class A (A)	345,413	17,633,334
JAND, Inc., Class A (A)(C)(D)	57,523	1,044,618
		61,434,541
Textiles, apparel and luxury goods – 1.7%
Carter's, Inc.	141,117	12,907,972
Under Armour, Inc., Class A (A)(B)	180,831	2,565,992
Under Armour, Inc., Class C (A)	737,285	9,201,317
		24,675,281
		260,832,880
Consumer staples – 4.4%
Beverages – 3.3%
Monster Beverage Corp. (A)	480,322	29,976,896
The Boston Beer Company, Inc., Class A (A)	52,702	19,541,375
		49,518,271
Food products – 1.1%
Lamb Weston Holdings, Inc.	185,182	16,090,464
		65,608,735
Financials – 1.2%
Capital markets – 1.2%
The Blackstone Group, Inc., Class A	330,502	17,794,228
Health care – 24.4%
Biotechnology – 7.7%
Apellis Pharmaceuticals, Inc. (A)	205,300	7,107,486
Argenx SE, ADR (A)	53,848	7,613,030
Ascendis Pharma A/S, ADR (A)	103,055	13,436,311
Exact Sciences Corp. (A)	385,195	31,181,535
Galapagos NV (A)	98,418	20,699,609
Galapagos NV, ADR (A)(B)	7,293	1,541,448
Ionis Pharmaceuticals, Inc. (A)	264,846	13,448,880
Kodiak Sciences, Inc. (A)	67,479	4,316,632
Sage Therapeutics, Inc. (A)(B)	79,803	3,750,741
Seattle Genetics, Inc. (A)	100,300	11,420,158
		114,515,830
Health care equipment and supplies – 13.5%
ABIOMED, Inc. (A)	204,263	30,692,558
DexCom, Inc. (A)	196,964	54,362,064
Haemonetics Corp. (A)	192,021	20,801,635
Insulet Corp. (A)	205,992	39,132,300
Novocure, Ltd. (A)	101,271	7,367,465
Tandem Diabetes Care, Inc. (A)	647,924	48,374,006
		200,730,028
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	202,621	15,616,000
Pharmaceuticals – 2.1%
Elanco Animal Health, Inc. (A)	848,277	23,242,790

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc., Class A (A)(B)	41,214	$8,026,427
		31,269,217
		362,131,075
Industrials – 12.4%
Aerospace and defense – 2.7%
L3Harris Technologies, Inc.	203,399	40,218,084
Commercial services and supplies – 2.7%
Copart, Inc. (A)	295,077	24,928,105
The Brink's Company	183,403	14,358,621
		39,286,726
Machinery – 4.3%
Dover Corp.	156,432	16,071,824
Ingersoll-Rand PLC	369,322	47,657,311
		63,729,135
Professional services – 1.8%
CoStar Group, Inc. (A)	39,952	26,671,556
Road and rail – 0.9%
J.B. Hunt Transport Services, Inc.	139,305	13,434,574
		183,340,075
Information technology – 27.2%
Electronic equipment, instruments and components – 0.5%
Zebra Technologies Corp., Class A (A)	31,411	6,626,779
IT services – 5.0%
GoDaddy, Inc., Class A (A)	432,762	30,284,685
Square, Inc., Class A (A)	525,828	43,817,247
		74,101,932
Semiconductors and semiconductor equipment – 6.1%
Advanced Micro Devices, Inc. (A)	1,564,557	71,156,051
Marvell Technology Group, Ltd.	915,144	19,492,567
		90,648,618
Software – 15.6%
2U, Inc. (A)(B)	234,003	5,501,411
DraftKings, Inc. (A)(C)(D)	2,294,714	11,824,645
Fair Isaac Corp. (A)	57,610	21,663,088
Guidewire Software, Inc. (A)	474,218	51,979,035
Slack Technologies, Inc., Class A (A)(B)	1,076,003	29,073,601
Splunk, Inc. (A)	432,616	63,737,315
Workday, Inc., Class A (A)	227,487	39,412,123
Zoom Video Communications, Inc., Class A (A)(B)	80,645	8,467,725
		231,658,943
		403,036,272
TOTAL COMMON STOCKS (Cost $1,109,116,644)		$1,374,324,699
PREFERRED SECURITIES – 2.6%
Consumer discretionary – 1.1%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(C)(D)	142,030	4,657,164
The Honest Company, Inc., Series D (A)(C)(D)	12,795	496,446
		5,153,610
Internet and direct marketing retail – 0.6%
Coupang LLC (A)(C)(D)	1,381,449	8,150,549
One Kings Lane, Inc. (A)(D)	529,764	84,762
		8,235,311
Specialty retail – 0.2%
JAND, Inc., Series D (A)(C)(D)	128,449	2,332,634
		15,721,555
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Information technology – 1.1%
Software – 1.1%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	$8,077,953
Lookout, Inc., Series F (A)(C)(D)	392,767	2,796,501
MarkLogic Corp., Series F (A)(C)(D)	580,011	6,072,715
		16,947,169
Real estate – 0.4%
Real estate management and development – 0.4%
The We Company, Inc., Series D1 (A)(C)(D)	184,328	2,740,957
The We Company, Inc., Series D2 (A)(C)(D)	161,782	2,405,698
		5,146,655
TOTAL PREFERRED SECURITIES (Cost $32,776,728)		$37,815,379
SHORT-TERM INVESTMENTS – 9.7%
Short-term funds – 4.2%
John Hancock Collateral Trust, 1.6968% (E)(F)	6,247,373	62,529,330
Repurchase agreement – 5.5%
Societe Generale SA Tri-Party Repurchase Agreement dated 2-28-20 at 1.580% to be repurchased at $81,510,731 on 3-2-20, collateralized by $7,878,836 Federal Home Loan Mortgage Corp., 3.500% - 4.500% due 11-1-40 to 8-1-49 (valued at $8,663,057), $57,860,361 Federal National Mortgage Association, 3.000% - 5.500% due 9-1-40 to 2-1-57 (valued at $62,804,566), $11,228,997 Government National Mortgage Association, 2.500% - 4.500% due 5-20-45 to 2-20-50 (valued at $11,662,337)	$81,500,000	81,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $144,007,489)		$144,029,330
Total Investments (Mid Cap Stock Fund) (Cost $1,285,900,861) – 105.0%		$1,556,169,408
Other assets and liabilities, net – (5.0%)		(74,218,870)
TOTAL NET ASSETS – 100.0%		$1,481,950,538
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 2-29-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.4%
Communication services – 4.2%
Media – 4.1%
AMC Networks, Inc., Class A (A)	56,800	$1,760,800

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
DISH Network Corp., Class A (A)	143,582	$4,812,869
Fox Corp., Class A	45,842	1,409,183
News Corp., Class A	1,773,626	21,416,534
Scholastic Corp.	118,599	3,805,842
ViacomCBS, Inc., Class B	531,883	13,089,641
		46,294,869
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	59,288	1,194,060
		47,488,929
Consumer discretionary – 5.0%
Diversified consumer services – 1.2%
Strategic Education, Inc.	86,652	12,770,772
Multiline retail – 0.4%
Nordstrom, Inc. (B)	128,901	4,472,865
Specialty retail – 2.7%
Tiffany & Company	228,682	30,549,628
Textiles, apparel and luxury goods – 0.7%
Ralph Lauren Corp.	72,264	7,624,575
Under Armour, Inc., Class C (A)	49,543	618,297
		8,242,872
		56,036,137
Consumer staples – 7.8%
Beverages – 0.9%
Carlsberg A/S, Class B	59,123	7,819,475
Molson Coors Beverage Company, Class B	49,152	2,438,431
		10,257,906
Food and staples retailing – 0.9%
Sysco Corp.	92,310	6,152,462
The Kroger Company	152,287	4,283,833
		10,436,295
Food products – 5.8%
Archer-Daniels-Midland Company	126,303	4,755,308
Bunge, Ltd.	559,419	26,264,722
Campbell Soup Company (B)	186,543	8,416,820
Flowers Foods, Inc.	1,182,606	25,461,507
		64,898,357
Household products – 0.2%
Kimberly-Clark Corp.	15,064	1,976,246
		87,568,804
Energy – 10.5%
Energy equipment and services – 1.2%
Frank's International NV (A)	1,235,404	4,842,784
SEACOR Holdings, Inc. (A)	81,615	3,044,240
SEACOR Marine Holdings, Inc. (A)	190,011	1,510,587
Tidewater, Inc. (A)(B)	271,748	3,774,580
		13,172,191
Oil, gas and consumable fuels – 9.3%
Apache Corp.	261,539	6,517,552
Cameco Corp.	1,062,238	9,220,226
Canadian Natural Resources, Ltd.	608,678	15,703,892
EQT Corp.	1,818,792	10,676,309
Equitrans Midstream Corp.	691,716	4,883,515
Hess Corp.	254,531	14,299,552
Imperial Oil, Ltd.	1,027,605	22,535,378
Murphy Oil Corp.	398,593	7,513,478
NAC Kazatomprom JSC, GDR	335,343	4,112,061
Ovintiv, Inc. (B)	656,403	7,581,455
Peabody Energy Corp.	383,878	2,241,848
		105,285,266
		118,457,457
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 17.9%
Banks – 3.0%
Fifth Third Bancorp	858,688	$20,951,987
Popular, Inc.	39,441	1,892,379
Westamerica Bancorporation (B)	194,500	11,245,990
		34,090,356
Capital markets – 6.2%
Franklin Resources, Inc.	168,821	3,673,545
Lazard, Ltd., Class A	448,453	16,063,585
Northern Trust Corp.	229,171	20,112,047
State Street Corp.	321,771	21,915,823
TD Ameritrade Holding Corp.	161,308	6,812,037
The Bank of New York Mellon Corp.	28,900	1,153,110
		69,730,147
Consumer finance – 0.7%
Ally Financial, Inc.	186,107	4,665,702
Synchrony Financial	114,825	3,341,408
		8,007,110
Diversified financial services – 1.0%
Groupe Bruxelles Lambert SA	28,717	2,610,512
Pargesa Holding SA, Bearer Shares	107,736	7,941,848
		10,552,360
Insurance – 6.4%
Brighthouse Financial, Inc. (A)	236,855	8,488,883
Brown & Brown, Inc.	361,806	15,561,276
CNA Financial Corp.	334,510	13,908,926
Kemper Corp.	113,892	7,840,325
Loews Corp.	376,296	17,170,386
Marsh & McLennan Companies, Inc.	88,556	9,259,415
		72,229,211
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	586,085	7,153,167
		201,762,351
Health care – 16.7%
Biotechnology – 1.7%
Alkermes PLC (A)	445,016	9,274,133
Incyte Corp. (A)	95,936	7,234,534
Seattle Genetics, Inc. (A)	18,352	2,089,559
		18,598,226
Health care equipment and supplies – 6.7%
Alcon, Inc. (A)	89,704	5,485,524
Baxter International, Inc.	173,133	14,451,412
DENTSPLY SIRONA, Inc.	325,414	16,023,385
Envista Holdings Corp. (A)	70,647	1,793,021
Hologic, Inc. (A)	457,897	21,576,107
Zimmer Biomet Holdings, Inc.	119,478	16,266,930
		75,596,379
Health care providers and services – 6.3%
Cardinal Health, Inc.	444,564	23,170,676
Covetrus, Inc. (A)(B)	422,693	4,696,119
Patterson Companies, Inc.	866,589	20,616,152
Select Medical Holdings Corp. (A)	938,994	22,479,516
		70,962,463
Pharmaceuticals – 2.0%
Perrigo Company PLC	448,693	22,744,248
		187,901,316
Industrials – 8.8%
Aerospace and defense – 1.9%
Textron, Inc.	524,468	21,293,401
Air freight and logistics – 1.7%
C.H. Robinson Worldwide, Inc.	179,446	12,363,829

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	96,985	$6,829,684
		19,193,513
Commercial services and supplies – 0.6%
Cintas Corp.	25,172	6,714,379
Machinery – 3.1%
AGCO Corp.	98,351	5,943,351
CNH Industrial NV	469,653	4,375,278
PACCAR, Inc.	144,295	9,653,336
Wabtec Corp.	79,940	5,491,878
Xylem, Inc.	121,140	9,368,968
		34,832,811
Road and rail – 1.5%
J.B. Hunt Transport Services, Inc.	74,812	7,214,869
Kansas City Southern	51,564	7,769,664
Ryder System, Inc.	56,580	2,152,303
		17,136,836
		99,170,940
Information technology – 4.0%
Electronic equipment, instruments and components – 1.9%
AVX Corp.	460,266	10,006,183
National Instruments Corp.	274,514	11,057,424
		21,063,607
IT services – 0.5%
Cognizant Technology Solutions Corp., Class A	89,112	5,429,594
Semiconductors and semiconductor equipment – 1.6%
Applied Materials, Inc.	320,164	18,607,932
Technology hardware, storage and peripherals – 0.0%
Western Digital Corp.	6,643	369,085
		45,470,218
Materials – 9.7%
Chemicals – 2.2%
Corteva, Inc.	391,345	10,644,584
PPG Industries, Inc.	50,998	5,326,741
RPM International, Inc.	15,535	995,949
Westlake Chemical Corp.	137,268	7,669,163
		24,636,437
Construction materials – 1.0%
Summit Materials, Inc., Class A (A)	215,305	4,207,060
Vulcan Materials Company	55,097	6,625,965
		10,833,025
Metals and mining – 6.5%
Barrick Gold Corp.	974,450	18,553,528
Cia de Minas Buenaventura SAA, ADR	498,603	5,559,423
Franco-Nevada Corp.	187,570	20,136,962
Freeport-McMoRan, Inc.	1,078,117	10,738,045
Fresnillo PLC	1,135,901	8,876,322
Gold Fields, Ltd., ADR	558,096	3,309,509
Nucor Corp.	152,943	6,324,193
		73,497,982
		108,967,444
Real estate – 6.0%
Equity real estate investment trusts – 5.6%
Equity Commonwealth	267,566	8,417,626
Equity Residential	130,244	9,781,324
Rayonier, Inc.	670,198	17,780,353
Regency Centers Corp.	134,720	7,738,317
Weyerhaeuser Company	748,226	19,438,911
		63,156,531
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 0.4%
The St. Joe Company (A)(B)	212,401	$4,177,928
		67,334,459
Utilities – 3.8%
Electric utilities – 3.0%
Entergy Corp.	31,793	3,716,920
FirstEnergy Corp.	457,152	20,356,979
PG&E Corp. (A)	675,878	10,476,109
		34,550,008
Independent power and renewable electricity producers – 0.1%
Vistra Energy Corp.	60,754	1,168,299
Multi-utilities – 0.7%
CenterPoint Energy, Inc.	339,574	7,816,993
		43,535,300
TOTAL COMMON STOCKS (Cost $974,926,911)		$1,063,693,355
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	31,449	3,144,900
TOTAL PREFERRED SECURITIES (Cost $3,563,298)		$3,144,900
SHORT-TERM INVESTMENTS – 8.3%
Short-term funds – 8.3%
John Hancock Collateral Trust, 1.6968% (C)(D)	1,203,406	12,044,774
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (C)	2,000,000	2,000,000
T. Rowe Price Government Reserve Fund, 1.5799% (C)	79,620,676	79,620,676
TOTAL SHORT-TERM INVESTMENTS (Cost $93,660,148)		$93,665,450
Total Investments (Mid Value Fund) (Cost $1,072,150,357) – 103.0%		$1,160,503,705
Other assets and liabilities, net – (3.0%)		(33,287,691)
TOTAL NET ASSETS – 100.0%		$1,127,216,014
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	The rate shown is the annualized seven-day yield as of 2-29-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.7%
Equity - 66.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	20,569,737	$224,210,131
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $248,860,288)		$224,210,131
UNAFFILIATED INVESTMENT COMPANIES - 33.5%
Exchange-traded funds - 33.5%
Financial Select Sector SPDR Fund	180,087	4,788,513
iShares Edge MSCI Min Vol USA ETF	254,651	15,602,467

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
iShares Global Infrastructure ETF	23,188	$1,023,518
Schwab U.S. Large-Cap Growth ETF	64,858	5,787,279
Vanguard Dividend Appreciation ETF	97,623	11,217,859
Vanguard Energy ETF	63,806	3,900,461
Vanguard FTSE All World ex-US Small-Cap ETF (C)	34,937	3,444,439
Vanguard FTSE Developed Markets ETF	28,261	1,115,462
Vanguard FTSE Emerging Markets ETF	356,466	14,444,002
Vanguard Global ex-U.S. Real Estate ETF	19,106	1,034,399
Vanguard Health Care ETF	25,709	4,506,531
Vanguard Information Technology ETF	18,994	4,475,936
Vanguard Materials ETF	17,456	1,991,555
Vanguard Mid-Cap ETF	141,278	22,908,228
Vanguard Real Estate ETF	33,772	2,949,309
Vanguard S&P 500 ETF	10,267	2,789,955
Vanguard Small-Cap ETF (C)	72,456	10,756,092
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $102,330,824)		$112,736,005
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 1.6968% (D)(E)	391,721	3,920,694
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	1,001	1,001
TOTAL SHORT-TERM INVESTMENTS (Cost $3,920,425)		$3,921,695
Total Investments (Multi-Index Lifestyle Aggressive Portfolio) (Cost $355,111,537) - 101.4%		$340,867,831
Other assets and liabilities, net - (1.4%)		(4,681,374)
TOTAL NET ASSETS - 100.0%		$336,186,457
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-29-20.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 38.0%
Equity - 38.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	30,560,583	$333,110,355
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $363,646,854)		$333,110,355
UNAFFILIATED INVESTMENT COMPANIES - 64.0%
Exchange-traded funds - 60.4%
Financial Select Sector SPDR Fund	290,092	7,713,546
Invesco Senior Loan ETF (C)	803,173	17,661,774
iShares Edge MSCI Min Vol USA ETF	678,680	41,582,724
iShares Global Infrastructure ETF	40,881	1,804,487
iShares JP Morgan USD Emerging Markets Bond ETF	268,573	30,649,551
Schwab U.S. Large-Cap Growth ETF	97,291	8,681,276
Multi-Index Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	134,513	$4,359,566
Vanguard Dividend Appreciation ETF	247,903	28,486,534
Vanguard Energy ETF (C)	113,682	6,949,381
Vanguard FTSE All World ex-US Small-Cap ETF	21,164	2,086,559
Vanguard FTSE Developed Markets ETF	141,461	5,583,466
Vanguard FTSE Emerging Markets ETF	317,680	12,872,394
Vanguard Global ex-U.S. Real Estate ETF	34,427	1,863,878
Vanguard Health Care ETF	36,556	6,407,901
Vanguard Information Technology ETF (C)	27,184	6,405,910
Vanguard Intermediate-Term Corporate Bond ETF	1,205,519	113,511,669
Vanguard Materials ETF	31,036	3,540,897
Vanguard Mid-Cap ETF	183,088	29,687,719
Vanguard Real Estate ETF	61,566	5,376,559
Vanguard S&P 500 ETF	157	42,663
Vanguard Short-Term Bond ETF (C)	146,318	11,990,760
Vanguard Short-Term Corporate Bond ETF (C)	162,434	13,337,456
Vanguard Small-Cap ETF	88,439	13,128,769
Vanguard Total Bond Market ETF	1,145,070	99,346,273
Xtrackers USD High Yield Corporate Bond ETF	1,133,580	55,692,785
		528,764,497
Fixed income - 3.6%
Fidelity Inflation Protected Bond Index Fund	3,053,179	31,753,066
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $522,724,544)		$560,517,563
SHORT-TERM INVESTMENTS - 5.2%
Short-term funds - 5.2%
John Hancock Collateral Trust, 1.6968% (D)(E)	4,511,276	45,152,907
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	1,050	1,050
TOTAL SHORT-TERM INVESTMENTS (Cost $45,148,037)		$45,153,957
Total Investments (Multi-Index Lifestyle Balanced Portfolio) (Cost $931,519,435) - 107.2%		$938,781,875
Other assets and liabilities, net - (7.2%)		(63,080,483)
TOTAL NET ASSETS - 100.0%		$875,701,392
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-29-20.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 10.5%
Equity - 10.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,766,320	$19,252,887
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $19,854,486)		$19,252,887

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 92.9%
Exchange-traded funds - 85.8%
Invesco Senior Loan ETF (C)	323,645	$7,116,954
iShares Edge MSCI Min Vol USA ETF	81,401	4,987,439
iShares Global Infrastructure ETF	5,822	256,983
iShares JP Morgan USD Emerging Markets Bond ETF	79,549	9,078,132
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	39,853	1,291,636
Vanguard Dividend Appreciation ETF	31,632	3,634,833
Vanguard Energy ETF	17,412	1,064,396
Vanguard FTSE Developed Markets ETF	67,097	2,648,319
Vanguard FTSE Emerging Markets ETF	16,105	652,575
Vanguard Global ex-U.S. Real Estate ETF	4,777	258,627
Vanguard Intermediate-Term Corporate Bond ETF	543,017	51,130,481
Vanguard Materials ETF	4,540	517,969
Vanguard Mid-Cap ETF	8,184	1,327,035
Vanguard Real Estate ETF	8,811	769,465
Vanguard Short-Term Bond ETF (C)	63,571	5,209,643
Vanguard Short-Term Corporate Bond ETF	84,183	6,912,266
Vanguard Small-Cap ETF	2,842	421,893
Vanguard Total Bond Market ETF	500,520	43,425,115
Xtrackers USD High Yield Corporate Bond ETF	318,788	15,662,054
		156,365,815
Fixed income - 7.1%
Fidelity Inflation Protected Bond Index Fund	1,249,463	12,994,415
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $161,694,609)		$169,360,230
SHORT-TERM INVESTMENTS - 6.6%
Short-term funds - 6.6%
John Hancock Collateral Trust, 1.6968% (D)(E)	1,175,125	11,761,713
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	294,576	294,576
TOTAL SHORT-TERM INVESTMENTS (Cost $12,055,785)		$12,056,289
Total Investments (Multi-Index Lifestyle Conservative Portfolio) (Cost $193,604,880) - 110.0%		$200,669,406
Other assets and liabilities, net - (10.0%)		(18,279,413)
TOTAL NET ASSETS - 100.0%		$182,389,993
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-29-20.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.2%
Equity - 52.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	39,094,783	$426,133,131
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $473,258,984)		$426,133,131
Multi-Index Lifestyle Growth Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 49.0%
Exchange-traded funds - 47.3%
Financial Select Sector SPDR Fund	361,776	$9,619,624
Invesco Senior Loan ETF (C)	389,020	8,554,550
iShares Edge MSCI Min Vol USA ETF	647,214	39,654,802
iShares Global Infrastructure ETF	47,612	2,101,594
iShares JP Morgan USD Emerging Markets Bond ETF	137,022	15,636,951
Schwab U.S. Large-Cap Growth ETF	122,285	10,911,491
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	68,630	2,224,298
Vanguard Dividend Appreciation ETF (C)	242,389	27,852,920
Vanguard Energy ETF	127,749	7,809,296
Vanguard FTSE All World ex-US Small-Cap ETF	20,148	1,986,391
Vanguard FTSE Developed Markets ETF	243,793	9,622,510
Vanguard FTSE Emerging Markets ETF (C)	607,494	24,615,657
Vanguard Global ex-U.S. Real Estate ETF (C)	40,189	2,175,832
Vanguard Health Care ETF	45,241	7,930,295
Vanguard Information Technology ETF	33,228	7,830,178
Vanguard Intermediate-Term Corporate Bond ETF (C)	587,023	55,274,086
Vanguard Materials ETF	35,388	4,037,417
Vanguard Mid-Cap ETF	252,202	40,894,554
Vanguard Real Estate ETF	70,134	6,124,802
Vanguard S&P 500 ETF	148	40,218
Vanguard Short-Term Bond ETF (C)	56,960	4,667,872
Vanguard Short-Term Corporate Bond ETF	63,183	5,187,956
Vanguard Small-Cap ETF	103,473	15,360,567
Vanguard Total Bond Market ETF	588,004	51,015,227
Xtrackers USD High Yield Corporate Bond ETF	504,715	24,796,648
		385,925,736
Fixed income - 1.7%
Fidelity Inflation Protected Bond Index Fund	1,378,987	14,341,467
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $368,940,692)		$400,267,203
SHORT-TERM INVESTMENTS - 6.3%
Short-term funds - 6.3%
John Hancock Collateral Trust, 1.6968% (D)(E)	5,106,658	51,112,025
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	1,050	1,050
TOTAL SHORT-TERM INVESTMENTS (Cost $51,107,635)		$51,113,075
Total Investments (Multi-Index Lifestyle Growth Portfolio) (Cost $893,307,311) - 107.5%		$877,513,409
Other assets and liabilities, net - (7.5%)		(61,121,667)
TOTAL NET ASSETS - 100.0%		$816,391,742
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-29-20.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 24.9%
Equity - 24.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,672,515	$61,830,413
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $66,433,163)		$61,830,413
UNAFFILIATED INVESTMENT COMPANIES - 78.5%
Exchange-traded funds - 73.5%
Invesco Senior Loan ETF (C)	340,485	7,487,265
iShares Edge MSCI Min Vol USA ETF	199,454	12,220,547
iShares Global Infrastructure ETF	9,271	409,222
iShares JP Morgan USD Emerging Markets Bond ETF	98,346	11,223,246
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	49,245	1,596,030
Vanguard Dividend Appreciation ETF	72,475	8,328,102
Vanguard Energy ETF	25,492	1,558,326
Vanguard FTSE Developed Markets ETF	88,783	3,504,265
Vanguard FTSE Emerging Markets ETF	16,941	686,449
Vanguard Global ex-U.S. Real Estate ETF	7,824	423,591
Vanguard Intermediate-Term Corporate Bond ETF	554,630	52,223,961
Vanguard Materials ETF	6,714	766,000
Vanguard Mid-Cap ETF	29,438	4,773,372
Vanguard Real Estate ETF	13,679	1,194,587
Vanguard S&P 500 ETF	44	11,957
Vanguard Short-Term Bond ETF	48,822	4,000,963
Vanguard Short-Term Corporate Bond ETF	85,567	7,025,906
Vanguard Small-Cap ETF	8,993	1,335,011
Vanguard Total Bond Market ETF	505,037	43,817,010
Xtrackers USD High Yield Corporate Bond ETF	398,899	19,597,908
		182,183,718
Fixed income - 5.0%
Fidelity Inflation Protected Bond Index Fund	1,189,218	12,367,866
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $183,500,922)		$194,551,584
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
John Hancock Collateral Trust, 1.6968% (D)(E)	762,460	7,631,384
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	1,050	1,050
TOTAL SHORT-TERM INVESTMENTS (Cost $7,631,976)		$7,632,434
Total Investments (Multi-Index Lifestyle Moderate Portfolio) (Cost $257,566,061) - 106.5%		$264,014,431
Other assets and liabilities, net - (6.5%)		(16,150,482)
TOTAL NET ASSETS - 100.0%		$247,863,949
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-29-20.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%
Information technology – 4.4%
IT services – 4.4%
IT consulting and other services – 4.4%
InterXion Holding NV (A)	193,816	$16,453,039
Real estate – 95.6%
Equity real estate investment trusts – 95.6%
Diversified REITs – 4.2%
Essential Properties Realty Trust, Inc.	301,224	6,901,042
STORE Capital Corp.	275,283	9,045,799
		15,946,841
Health care REITs – 12.1%
Healthpeak Properties, Inc.	422,903	13,380,651
Medical Properties Trust, Inc.	477,244	10,084,166
Omega Healthcare Investors, Inc.	21,994	873,782
Ventas, Inc.	155,225	8,346,448
Welltower, Inc.	174,090	13,025,414
		45,710,461
Hotel and resort REITs – 1.9%
Ryman Hospitality Properties, Inc.	102,517	7,125,957
Industrial REITs – 14.7%
Americold Realty Trust	241,090	7,394,230
EastGroup Properties, Inc.	49,122	6,176,109
Prologis, Inc.	366,036	30,849,514
Rexford Industrial Realty, Inc.	240,836	11,263,900
		55,683,753
Office REITs – 10.9%
Alexandria Real Estate Equities, Inc.	91,218	13,854,190
Cousins Properties, Inc.	218,580	7,801,120
Highwoods Properties, Inc.	185,934	8,344,718
Kilroy Realty Corp.	155,247	11,284,904
		41,284,932
Residential REITs – 22.0%
American Homes 4 Rent, Class A	143,820	3,723,500
Apartment Investment & Management Company, A Shares	199,537	9,545,850
Equity LifeStyle Properties, Inc.	219,199	14,977,868
Equity Residential	199,613	14,990,936
Essex Property Trust, Inc.	29,906	8,474,164
Invitation Homes, Inc.	517,382	14,843,690
Mid-America Apartment Communities, Inc.	115,323	14,906,651
Sun Communities, Inc.	11,371	1,738,398
		83,201,057
Retail REITs – 12.9%
Agree Realty Corp.	117,483	8,437,629
Brixmor Property Group, Inc.	321,494	5,854,406
Kimco Realty Corp.	440,011	7,634,191
Realty Income Corp.	231,217	16,737,799
Simon Property Group, Inc.	26,494	3,260,882
The Macerich Company	50,386	1,028,766
Weingarten Realty Investors	209,981	5,654,788
		48,608,461
Specialized REITs – 16.9%
American Tower Corp.	44,082	9,997,798
Crown Castle International Corp.	22,066	3,161,837
Equinix, Inc.	46,172	26,447,322
Extra Space Storage, Inc.	116,616	11,703,582
Gaming and Leisure Properties, Inc.	10,897	482,472
Life Storage, Inc.	110,572	11,931,825
		63,724,836
		361,286,298
TOTAL COMMON STOCKS (Cost $322,057,875)		$377,739,337

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (B)	667,495	$667,495
TOTAL SHORT-TERM INVESTMENTS (Cost $667,495)		$667,495
Total Investments (Real Estate Securities Fund) (Cost $322,725,370) – 100.2%		$378,406,832
Other assets and liabilities, net – (0.2%)		(649,542)
TOTAL NET ASSETS – 100.0%		$377,757,290
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-29-20.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 90.1%
Communication services – 18.9%
Entertainment – 2.1%
Activision Blizzard, Inc.	20,300	$1,180,039
Electronic Arts, Inc. (A)	1,320	133,808
Netflix, Inc. (A)	9,490	3,502,095
Take-Two Interactive Software, Inc. (A)	2,575	276,761
Zynga, Inc., Class A (A)	111,160	745,884
		5,838,587
Interactive media and services – 16.5%
58.com, Inc., ADR (A)	90,422	4,988,582
Alphabet, Inc., Class C (A)	12,942	17,333,610
Facebook, Inc., Class A (A)	78,451	15,099,464
Mail.Ru Group, Ltd., GDR (A)	186,658	3,650,105
NAVER Corp.	28,692	4,118,471
Yandex NV, Class A (A)	3,205	130,155
		45,320,387
Media – 0.3%
News Corp., Class A	56,683	684,447
		51,843,421
Consumer discretionary – 15.2%
Automobiles – 0.1%
Tesla, Inc. (A)	605	404,134
Internet and direct marketing retail – 15.1%
Alibaba Group Holding, Ltd., ADR (A)	16,998	3,535,584
Amazon.com, Inc. (A)	7,540	14,203,475
Booking Holdings, Inc. (A)	4,145	7,028,511
GrubHub, Inc. (A)	885	42,577
Naspers, Ltd., N Shares	14,630	2,287,489
Prosus NV (A)	15,118	1,057,200
Tongcheng Elong Holdings, Ltd. (A)	158,000	244,852
Trip.com Group, Ltd., ADR (A)	233,000	7,073,880
Zalando SE (A)(B)	132,562	5,923,782
		41,397,350
		41,801,484
Health care – 1.0%
Health care equipment and supplies – 0.8%
Intuitive Surgical, Inc. (A)	4,089	2,183,362
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	3,975	564,331
		2,747,693
Industrials – 1.2%
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense – 1.0%
The Boeing Company	10,168	$2,797,318
Electrical equipment – 0.1%
Bloom Energy Corp., Class A (A)(C)	26,780	242,895
Road and rail – 0.1%
Uber Technologies, Inc. (A)	9,020	305,507
		3,345,720
Information technology – 53.7%
Communications equipment – 0.1%
Telefonaktiebolaget LM Ericsson, ADR (C)	31,800	255,672
Viavi Solutions, Inc. (A)	8,575	113,104
		368,776
Electronic equipment, instruments and components – 0.2%
CDW Corp.	1,660	189,605
Cognex Corp.	4,830	215,128
Flex, Ltd. (A)	10,910	121,210
		525,943
IT services – 8.7%
Adyen NV (A)(B)	315	277,246
Akamai Technologies, Inc. (A)	14,720	1,273,427
DXC Technology Company	26,685	643,375
EPAM Systems, Inc. (A)	3,180	709,776
Fidelity National Information Services, Inc.	4,717	659,059
Fiserv, Inc. (A)	13,045	1,426,601
Global Payments, Inc.	7,829	1,440,301
Mastercard, Inc., Class A	8,145	2,364,086
MongoDB, Inc. (A)	19,940	3,040,850
Okta, Inc. (A)	35,355	4,527,561
PayPal Holdings, Inc. (A)	6,615	714,354
Shopify, Inc., Class A (A)	1,830	847,857
Square, Inc., Class A (A)	21,030	1,752,430
Twilio, Inc., Class A (A)	33,445	3,767,245
Visa, Inc., Class A	1,405	255,373
		23,699,541
Semiconductors and semiconductor equipment – 11.9%
Advanced Micro Devices, Inc. (A)	58,405	2,656,259
Applied Materials, Inc.	36,788	2,138,119
ASML Holding NV	500	138,355
Cree, Inc. (A)	10,745	480,624
KLA Corp.	1,925	295,892
Lam Research Corp.	11,995	3,519,693
Marvell Technology Group, Ltd.	41,316	880,031
Maxim Integrated Products, Inc.	47,358	2,634,052
Micron Technology, Inc. (A)	106,520	5,598,691
NVIDIA Corp.	25,044	6,763,633
NXP Semiconductors NV	685	77,878
QUALCOMM, Inc.	51,010	3,994,083
STMicroelectronics NV	14,965	413,031
STMicroelectronics NV (New York Stock Exchange) (C)	32,875	900,775
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	24,070	1,295,929
Teradyne, Inc.	14,640	860,246
		32,647,291
Software – 26.0%
Alteryx, Inc., Class A (A)	33,985	4,744,986
Atlassian Corp. PLC, Class A (A)	27,665	4,010,318
Autodesk, Inc. (A)	3,180	606,998
AVEVA Group PLC	4,490	255,421
Coupa Software, Inc. (A)	2,545	381,114
Crowdstrike Holdings, Inc., Class A (A)	78,235	4,665,935
Datadog, Inc., Class A (A)	195	8,804
DocuSign, Inc. (A)	2,755	237,784
Dynatrace, Inc. (A)	2,910	93,993

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fortinet, Inc. (A)	20,860	$2,128,972
HubSpot, Inc. (A)	930	166,889
Intuit, Inc.	3,825	1,016,876
Microsoft Corp.	93,486	15,145,667
NortonLifeLock, Inc.	107,777	2,050,996
Paycom Software, Inc. (A)	26,150	7,391,298
Paylocity Holding Corp. (A)	3,045	394,388
Proofpoint, Inc. (A)	4,475	477,259
Rapid7, Inc. (A)	2,680	124,084
RingCentral, Inc., Class A (A)	29,690	6,999,418
salesforce.com, Inc. (A)	51,862	8,837,285
ServiceNow, Inc. (A)	6,650	2,168,499
Smartsheet, Inc., Class A (A)	5,745	265,994
Splunk, Inc. (A)	10,445	1,538,862
Synopsys, Inc. (A)	9,442	1,302,335
Temenos AG (A)	1,765	252,355
Workday, Inc., Class A (A)	19,116	3,311,847
Zendesk, Inc. (A)	7,605	603,153
Zscaler, Inc. (A)(C)	42,980	2,234,530
		71,416,060
Technology hardware, storage and peripherals – 6.8%
Apple, Inc.	16,025	4,380,594
NetApp, Inc.	9,865	460,893
Pure Storage, Inc., Class A (A)	325,136	4,961,575
Samsung Electronics Company, Ltd.	194,982	8,776,403
		18,579,465
		147,237,076
Real estate – 0.1%
Equity real estate investment trusts – 0.1%
Equinix, Inc.	350	200,480
TOTAL COMMON STOCKS (Cost $213,029,560)		$247,175,874
PREFERRED SECURITIES – 1.0%
Communication services – 0.7%
Media – 0.7%
Airbnb, Inc., Series E (A)(D)(E)	16,398	1,742,779
Industrials – 0.3%
Road and rail – 0.3%
DiDi Chuxing, Inc. (A)(D)(E)	16,798	855,557
TOTAL PREFERRED SECURITIES (Cost $1,987,267)		$2,598,336
SHORT-TERM INVESTMENTS – 12.8%
Short-term funds – 8.3%
John Hancock Collateral Trust, 1.6968% (F)(G)	375,978	3,763,121
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	2,000,000	2,000,000
T. Rowe Price Government Reserve Fund, 1.5799% (F)	17,129,426	17,129,426
		22,892,547
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 4.5%
Repurchase Agreement with State Street Corp. dated 2-28-20 at 0.550% to be repurchased at $12,285,563 on 3-2-20, collateralized by $12,270,000 U.S. Treasury Notes, 2.375% due 4-15-21(valued at $12,534,222)	$12,285,000	$12,285,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,176,628)		$35,177,547
Total Investments (Science & Technology Fund) (Cost $250,193,455) – 103.9%		$284,951,757
Other assets and liabilities, net – (3.9%)		(10,699,171)
TOTAL NET ASSETS – 100.0%		$274,252,586
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-29-20.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 2-29-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.5%
Communication services – 9.8%
Diversified telecommunication services – 1.5%
Anterix, Inc. (A)	1,394	$65,309
AT&T, Inc.	848,632	29,888,819
ATN International, Inc.	1,419	76,484
Bandwidth, Inc., Class A (A)	1,994	125,403
BCE, Inc.	25,981	1,141,054
BT Group PLC	585,950	1,074,935
Cellnex Telecom SA (A)(B)	29,928	1,459,117
CenturyLink, Inc.	113,988	1,375,835
China Telecom Corp., Ltd., H Shares	1,829,296	691,487
China Tower Corp., Ltd., H Shares (B)	5,558,400	1,372,821
China Unicom Hong Kong, Ltd.	811,816	652,349
Chunghwa Telecom Company, Ltd.	850,479	3,014,161
Cincinnati Bell, Inc. (A)	6,294	82,137
Cogent Communications Holdings, Inc.	5,204	379,944
Consolidated Communications Holdings, Inc.	9,358	58,207
Deutsche Telekom AG	442,520	7,249,135
Elisa OYJ	17,291	995,985
HKT Trust & HKT, Ltd.	221,322	333,232
IDT Corp., Class B (A)	2,301	17,718
Iliad SA	3,561	500,549
Intelsat SA (A)(C)	8,582	33,127
Iridium Communications, Inc. (A)	12,278	332,365
Koninklijke KPN NV	441,020	1,069,635

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
LG Uplus Corp.	21,438	$233,100
Nippon Telegraph & Telephone Corp.	164,900	3,847,079
Ooma, Inc. (A)	2,688	34,487
Orange Polska SA (A)	38,115	60,595
Orange SA	266,699	3,589,328
ORBCOMM, Inc. (A)	10,111	33,467
PCCW, Ltd.	225,000	135,968
Proximus SADP	4,359	108,256
Singapore Telecommunications, Ltd.	106,650	231,102
Singapore Telecommunications, Ltd.	229,178	497,308
Spark New Zealand, Ltd.	123,435	351,149
Swisscom AG	3,411	1,820,718
Telecom Italia SpA (A)	792,863	440,967
Telecom Italia SpA	479,635	268,345
Telefonica Deutschland Holding AG	113,249	297,980
Telefonica SA	561,614	3,342,275
Telekom Malaysia BHD	120,318	106,251
Telekomunikasi Indonesia Persero Tbk PT	1,299,360	316,816
Telenor ASA	37,398	605,902
Telia Company AB	375,025	1,485,155
Telkom SA SOC, Ltd.	22,557	38,373
Telstra Corp., Ltd.	597,688	1,347,956
TELUS Corp.	33,343	1,203,304
TPG Telecom, Ltd.	52,974	261,997
True Corp. PCL, NVDR (C)	617,000	66,537
United Internet AG	13,571	409,958
Verizon Communications, Inc.	480,461	26,021,768
Vonage Holdings Corp. (A)	27,896	249,948
		99,395,897
Entertainment – 1.7%
Activision Blizzard, Inc.	155,880	9,061,304
Alibaba Pictures Group, Ltd. (A)	1,900,500	259,335
AMC Entertainment Holdings, Inc., Class A (C)	6,466	40,477
Bollore SA	115,523	399,510
CD Projekt SA	4,012	287,864
Cinemark Holdings, Inc.	27,328	709,435
Electronic Arts, Inc. (A)	59,242	6,005,362
Eros International PLC (A)(C)	9,175	21,194
Glu Mobile, Inc. (A)	14,480	103,098
Huya, Inc., ADR (A)	8,100	160,461
IMAX Corp. (A)	6,549	102,033
iQIYI, Inc., ADR (A)	16,900	379,067
Konami Holdings Corp.	11,700	421,473
Liberty Media Corp.-Liberty Braves, Class A (A)	1,435	37,339
Liberty Media Corp.-Liberty Braves, Class C (A)	4,344	112,857
Live Nation Entertainment, Inc. (A)	28,592	1,737,536
NCSoft Corp.	3,233	1,728,197
NetEase, Inc., ADR	9,404	2,997,149
Netflix, Inc. (A)	88,921	32,814,517
Netmarble Corp. (A)(B)	5,063	372,004
Nexon Company, Ltd. (A)	62,800	993,116
Nintendo Company, Ltd.	14,339	4,806,923
Pearl Abyss Corp. (A)	1,253	185,208
Reading International, Inc., Class A (A)	2,622	21,841
Square Enix Holdings Company, Ltd.	11,700	473,695
Take-Two Interactive Software, Inc. (A)	22,964	2,468,171
Tencent Music Entertainment Group, ADR (A)	12,400	150,412
The Marcus Corp.	2,851	76,179
The Walt Disney Company	365,706	43,025,311
Toho Company, Ltd.	14,200	438,340
Ubisoft Entertainment SA (A)	11,287	846,468
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Vivendi SA	113,878	$2,909,497
World Wrestling Entertainment, Inc., Class A (C)	12,166	569,004
		114,714,377
Interactive media and services – 4.6%
58.com, Inc., ADR (A)	12,500	689,625
Alphabet, Inc., Class A (A)	60,794	81,418,365
Alphabet, Inc., Class C (A)	60,645	81,223,668
Auto Trader Group PLC (B)	62,268	419,285
Autohome, Inc., ADR (A)(C)	7,800	605,826
Baidu, Inc., ADR (A)	36,700	4,403,266
CarGurus, Inc. (A)	9,280	236,547
Cars.com, Inc. (A)	8,365	75,954
DHI Group, Inc. (A)	6,915	15,766
Eventbrite, Inc., Class A (A)	4,586	67,001
EverQuote, Inc., Class A (A)	1,092	44,357
Facebook, Inc., Class A (A)	488,272	93,977,712
JOYY, Inc., ADR (A)	7,700	415,569
Kakaku.com, Inc.	16,900	360,902
Kakao Corp.	9,908	1,421,218
Liberty TripAdvisor Holdings, Inc., Class A (A)	9,343	40,689
LINE Corp. (A)	7,600	377,832
Momo, Inc., ADR	19,900	559,588
NAVER Corp.	27,533	3,952,108
QuinStreet, Inc. (A)	5,705	73,480
REA Group, Ltd.	7,480	485,567
SINA Corp. (A)	8,300	271,825
Tencent Holdings, Ltd.	759,212	38,495,619
The Meet Group, Inc. (A)	8,845	45,110
TripAdvisor, Inc.	26,935	631,626
TrueCar, Inc. (A)	13,215	34,755
Twitter, Inc. (A)	157,523	5,229,764
Weibo Corp., ADR (A)	7,400	311,836
Yelp, Inc. (A)	24,876	777,873
Z Holdings Corp.	339,907	1,233,963
		317,896,696
Media – 1.3%
Altice Europe NV (A)	84,120	446,751
AMC Networks, Inc., Class A (A)	11,298	350,238
Boston Omaha Corp., Class A (A)	1,365	26,563
Cable One, Inc.	1,288	2,026,050
Cardlytics, Inc. (A)	1,760	139,726
Central European Media Enterprises, Ltd., Class A (A)	11,479	50,852
Charter Communications, Inc., Class A (A)	31,812	15,688,724
Cheil Worldwide, Inc.	13,421	213,556
China Literature, Ltd. (A)(B)	33,800	156,169
Clear Channel Outdoor Holdings, Inc. (A)	7,034	14,560
Comcast Corp., Class A	921,125	37,241,084
comScore, Inc. (A)	6,523	22,831
Cumulus Media, Inc., Class A (A)	1,828	22,027
CyberAgent, Inc.	12,900	488,526
Cyfrowy Polsat SA	13,958	90,322
Daily Journal Corp. (A)(C)	141	35,250
Dentsu Group, Inc.	27,544	712,243
Discovery, Inc., Series A (A)(C)	32,086	824,610
Discovery, Inc., Series C (A)	68,058	1,708,256
DISH Network Corp., Class A (A)	51,946	1,741,230
Emerald Holding, Inc.	3,388	23,242
Entercom Communications Corp., Class A	15,056	52,244
Entravision Communications Corp., Class A	8,549	17,183
Eutelsat Communications SA	23,099	312,339
Fox Corp., Class A	71,930	2,211,128

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class B	32,944	$1,003,145
Gannett Company, Inc.	15,060	63,252
Gray Television, Inc. (A)	11,248	212,812
Grupo Televisa SAB	295,197	556,110
Hakuhodo DY Holdings, Inc.	29,600	342,072
Hemisphere Media Group, Inc. (A)	2,311	29,188
Informa PLC	86,333	764,084
ITV PLC	251,374	382,004
JCDecaux SA	11,452	264,645
John Wiley & Sons, Inc., Class A	11,215	417,086
Liberty Latin America, Ltd., Class A (A)	6,085	92,188
Liberty Latin America, Ltd., Class C (A)	13,803	209,668
Loral Space & Communications, Inc. (A)	1,679	52,150
Marchex, Inc., Class B (A)	5,266	13,639
MDC Partners, Inc., Class A (A)	7,771	19,505
Media General, Inc. (A)(D)	18,354	1,762
Megacable Holdings SAB de CV	36,900	123,919
Meredith Corp. (C)	15,283	402,707
MSG Networks, Inc., Class A (A)	5,416	68,458
MultiChoice Group, Ltd. (A)	37,041	216,427
National CineMedia, Inc.	8,007	61,574
News Corp., Class A	78,844	952,041
News Corp., Class B	24,703	307,305
Omnicom Group, Inc.	44,178	3,060,652
Pearson PLC	53,763	390,008
Publicis Groupe SA	28,959	1,126,193
Quebecor, Inc., Class B	29,073	679,254
Schibsted ASA, B Shares	5,122	123,816
Scholastic Corp.	3,752	120,402
SES SA	48,691	558,309
Shaw Communications, Inc., Class B	75,281	1,302,870
Singapore Press Holdings, Ltd.	67,100	92,333
TechTarget, Inc. (A)	2,825	65,342
TEGNA, Inc.	82,328	1,178,937
Telenet Group Holding NV	1,184	45,541
The EW Scripps Company, Class A	6,867	81,717
The Interpublic Group of Companies, Inc.	78,671	1,680,413
The New York Times Company, Class A	36,851	1,380,438
Tribune Publishing Company	2,235	25,635
ViacomCBS, Inc., Class B	109,648	2,698,437
WideOpenWest, Inc. (A)	3,180	20,002
WPP PLC	88,064	846,124
		86,647,868
Wireless telecommunication services – 0.7%
Advanced Info Service PCL, NVDR	64,400	413,297
America Movil SAB de CV, Series L	4,106,800	3,248,635
Axiata Group BHD	283,453	283,521
Boingo Wireless, Inc. (A)(C)	5,536	70,141
China Mobile, Ltd.	814,470	6,482,050
DiGi.Com BHD	308,720	307,820
Empresa Nacional de Telecomunicaciones SA (A)	19,380	103,288
Far EasTone Telecommunications Company, Ltd.	347,595	754,220
Globe Telecom, Inc.	4,170	145,712
Gogo, Inc. (A)(C)	7,176	25,905
Intouch Holdings PCL, NVDR	123,000	213,107
KDDI Corp.	226,467	6,398,498
Maxis BHD	243,660	317,593
Millicom International Cellular SA	13,115	605,791
MTN Group, Ltd.	144,496	688,882
NTT DOCOMO, Inc.	170,900	4,626,070
PLDT, Inc.	10,795	209,896
Rogers Communications, Inc., Class B	57,069	2,615,246
Shenandoah Telecommunications Company	5,946	264,181
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
SK Telecom Company, Ltd.	3,942	$690,176
Softbank Corp.	214,600	2,819,315
SoftBank Group Corp.	200,952	9,335,884
Spok Holdings, Inc.	2,521	25,109
Taiwan Mobile Company, Ltd.	361,000	1,245,189
Tele2 AB, B Shares	68,451	996,521
Telephone & Data Systems, Inc.	25,072	504,950
TIM Participacoes SA	30,289	109,251
T-Mobile US, Inc. (A)	36,776	3,315,724
Total Access Communication PCL, NVDR	38,400	45,089
Turkcell Iletisim Hizmetleri AS	59,286	131,907
Vodacom Group, Ltd.	55,434	396,367
Vodafone Group PLC	1,868,866	3,266,305
XL Axiata Tbk PT (A)	98,800	18,172
		50,673,812
		669,328,650
Consumer discretionary – 9.7%
Auto components – 0.5%
Adient PLC (A)	33,177	793,926
Aisin Seiki Company, Ltd.	20,900	672,244
American Axle & Manufacturing Holdings, Inc. (A)	14,039	88,867
Aptiv PLC	17,868	1,395,669
BorgWarner, Inc.	14,452	456,683
Bridgestone Corp.	72,600	2,406,010
Cheng Shin Rubber Industry Company, Ltd.	429,730	554,757
China First Capital Group, Ltd. (A)	306,700	8,511
Cie Generale des Etablissements Michelin SCA	22,938	2,458,189
Continental AG	14,601	1,669,739
Cooper Tire & Rubber Company	6,231	158,828
Cooper-Standard Holdings, Inc. (A)	2,148	37,117
Dana, Inc.	54,692	786,471
Delphi Technologies PLC (A)	22,064	311,544
Denso Corp.	55,316	2,128,208
Dorman Products, Inc. (A)	3,317	201,143
Faurecia SE	10,299	470,946
Fox Factory Holding Corp. (A)	4,655	295,127
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	63,900	185,189
Gentex Corp.	64,849	1,731,468
Gentherm, Inc. (A)	4,072	166,056
Hankook Tire & Technology Company, Ltd.	14,857	312,666
Hanon Systems	36,452	317,007
Hyundai Mobis Company, Ltd.	13,157	2,299,694
Koito Manufacturing Company, Ltd.	13,376	524,001
LCI Industries	2,996	289,264
Lear Corp.	14,106	1,568,587
Linamar Corp.	510	14,028
Magna International, Inc.	46,956	2,137,115
Modine Manufacturing Company (A)	6,497	48,468
Motorcar Parts of America, Inc. (A)	2,409	40,327
Nexteer Automotive Group, Ltd.	115,950	86,604
NGK Spark Plug Company, Ltd.	19,900	323,101
Nokian Renkaat OYJ	15,382	402,628
Pirelli & C. SpA (B)	32,463	154,571
Standard Motor Products, Inc.	2,562	112,728
Stanley Electric Company, Ltd.	16,500	397,470
Stoneridge, Inc. (A)	3,293	72,775
Sumitomo Electric Industries, Ltd.	97,100	1,146,137
Sumitomo Rubber Industries, Ltd.	21,600	224,156
Tenneco, Inc., Class A	6,381	58,514
The Goodyear Tire & Rubber Company	59,618	577,400

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
The Yokohama Rubber Company, Ltd.	14,600	$237,325
Toyoda Gosei Company, Ltd.	8,200	173,235
Toyota Industries Corp.	18,829	982,092
Valeo SA	32,390	823,395
Visteon Corp. (A)	10,616	690,465
		30,990,445
Automobiles – 0.9%
Astra International Tbk PT	530,108	207,431
BAIC Motor Corp., Ltd., H Shares (B)	221,700	110,284
Bayerische Motoren Werke AG	44,113	2,910,695
Brilliance China Automotive Holdings, Ltd.	400,300	346,487
BYD Company, Ltd., H Shares (C)	83,194	517,939
Daimler AG	121,254	5,101,725
Dongfeng Motor Group Company, Ltd., H Shares	359,680	288,657
Ferrari NV	10,110	1,592,505
Fiat Chrysler Automobiles NV	91,545	1,153,524
Ford Motor Company	272,548	1,896,934
Ford Otomotiv Sanayi AS	3,294	41,576
Geely Automobile Holdings, Ltd.	661,000	1,207,477
General Motors Company	88,001	2,684,031
Great Wall Motor Company, Ltd., H Shares	409,750	303,149
Guangzhou Automobile Group Company, Ltd., H Shares	385,346	437,228
Harley-Davidson, Inc.	10,799	329,046
Honda Motor Company, Ltd.	209,627	5,377,862
Hyundai Motor Company	29,336	2,802,327
Isuzu Motors, Ltd.	70,600	660,527
Kia Motors Corp.	51,933	1,567,068
Mazda Motor Corp.	71,880	492,125
Mitsubishi Motors Corp.	83,000	272,728
NIO, Inc., ADR (A)(C)	87,000	359,310
Nissan Motor Company, Ltd.	296,425	1,270,432
Peugeot SA	79,013	1,531,198
Renault SA	25,762	765,759
Subaru Corp.	78,900	1,909,646
Suzuki Motor Corp.	47,000	1,891,097
Thor Industries, Inc.	14,150	1,067,052
Toyota Motor Corp.	292,700	19,220,050
Volkswagen AG	4,134	702,207
Winnebago Industries, Inc.	3,798	197,078
Yamaha Motor Company, Ltd.	36,000	568,273
		59,783,427
Distributors – 0.1%
Core-Mark Holding Company, Inc.	5,680	130,697
Funko, Inc., Class A (A)	2,712	21,994
Genuine Parts Company	32,339	2,821,254
Jardine Cycle & Carriage, Ltd.	4,254	83,581
LKQ Corp. (A)	68,213	2,017,741
Pool Corp.	10,264	2,165,293
Weyco Group, Inc.	890	19,527
		7,260,087
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	20,531	633,792
American Public Education, Inc. (A)	1,934	43,051
Benesse Holdings, Inc.	9,000	231,168
Carriage Services, Inc.	2,036	43,061
Chegg, Inc. (A)(C)	14,566	571,133
China East Education Holdings, Ltd. (A)(B)	56,500	117,287
China Education Group Holdings, Ltd.	78,000	112,244
Cogna Educacao	49,980	112,770
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Collectors Universe, Inc.	1,181	$27,169
Graham Holdings Company, Class B	1,115	560,711
Grand Canyon Education, Inc. (A)	12,362	997,366
H&R Block, Inc.	22,095	456,704
Houghton Mifflin Harcourt Company (A)	13,495	73,818
K12, Inc. (A)	4,808	95,583
Laureate Education, Inc., Class A (A)	14,273	266,905
New Oriental Education & Technology Group, Inc., ADR (A)	19,000	2,429,910
OneSpaWorld Holdings, Ltd. (A)(C)	5,687	69,495
Perdoceo Education Corp. (A)	8,489	126,741
Regis Corp. (A)	2,976	37,974
Select Interior Concepts, Inc., Class A (A)	2,777	20,744
Service Corp. International	46,856	2,239,248
Strategic Education, Inc.	2,638	388,788
TAL Education Group, ADR (A)	51,062	2,777,262
WW International, Inc. (A)	17,710	531,300
		12,964,224
Hotels, restaurants and leisure – 1.4%
Accor SA	23,296	847,341
Alsea SAB de CV (A)	64,100	130,362
Altus San Nicolas Corp. (A)(D)	4,667	474
AmRest Holdings SE (A)	4,071	42,250
Aristocrat Leisure, Ltd.	82,467	1,808,829
BBX Capital Corp.	8,911	31,010
Biglari Holdings, Inc., Class B (A)	133	14,026
BJ's Restaurants, Inc.	2,472	81,452
Bloomin' Brands, Inc.	10,721	192,871
Boyd Gaming Corp.	30,474	813,961
Brinker International, Inc.	14,216	488,320
Caesars Entertainment Corp. (A)	143,078	1,818,521
Carnival Corp.	45,329	1,516,708
Carnival PLC	11,362	359,389
Carrols Restaurant Group, Inc. (A)	4,682	19,313
Century Casinos, Inc. (A)	4,001	27,927
Chipotle Mexican Grill, Inc. (A)	2,894	2,238,741
Choice Hotels International, Inc.	8,143	743,293
Churchill Downs, Inc.	13,404	1,684,079
Chuy's Holdings, Inc. (A)	2,073	44,445
Compass Group PLC	110,081	2,425,352
Cracker Barrel Old Country Store, Inc. (C)	9,050	1,297,137
Crown Resorts, Ltd.	52,994	353,655
Darden Restaurants, Inc.	13,874	1,352,715
Dave & Buster's Entertainment, Inc. (C)	3,852	127,155
Del Taco Restaurants, Inc. (A)	3,857	24,685
Denny's Corp. (A)	7,236	125,979
Dine Brands Global, Inc.	1,972	161,408
Domino's Pizza, Inc.	9,906	3,362,691
Drive Shack, Inc. (A)	8,234	23,549
Dunkin' Brands Group, Inc.	21,237	1,412,685
El Pollo Loco Holdings, Inc. (A)	2,593	33,450
Eldorado Resorts, Inc. (A)(C)	24,894	1,249,181
Everi Holdings, Inc. (A)	8,579	89,222
Fiesta Restaurant Group, Inc. (A)	3,185	30,767
Flight Centre Travel Group, Ltd.	7,856	168,506
Flutter Entertainment PLC	9,883	1,050,963
Galaxy Entertainment Group, Ltd.	136,000	925,650
Genting BHD	224,900	265,145
Genting Malaysia BHD	309,460	213,319
Genting Singapore, Ltd.	256,800	151,377
Golden Entertainment, Inc. (A)	2,287	37,232
GVC Holdings PLC	40,585	417,261
Haidilao International Holding, Ltd. (B)	47,000	195,428
Hilton Worldwide Holdings, Inc.	31,930	3,103,596
Huazhu Group, Ltd., ADR	17,700	597,375

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
InterContinental Hotels Group PLC	11,856	$656,913
J Alexander's Holdings, Inc. (A)	1,838	15,090
Jack in the Box, Inc.	9,257	637,437
Jollibee Foods Corp.	53,660	179,430
Kangwon Land, Inc. (A)	23,139	436,397
Las Vegas Sands Corp.	38,242	2,229,891
Lindblad Expeditions Holdings, Inc. (A)	2,976	35,414
Marriott International, Inc., Class A	30,708	3,807,792
Marriott Vacations Worldwide Corp.	14,691	1,421,795
McDonald's Corp.	85,222	16,547,556
McDonald's Holdings Company Japan, Ltd.	8,100	341,647
Melco Resorts & Entertainment, Ltd., ADR	13,700	237,558
MGM Resorts International	58,277	1,431,283
Minor International PCL, NVDR	147,600	130,469
Monarch Casino & Resort, Inc. (A)	1,489	70,400
Nathan's Famous, Inc.	385	22,908
Noodles & Company (A)	3,942	32,009
Norwegian Cruise Line Holdings, Ltd. (A)	24,076	897,072
Oriental Land Company, Ltd.	25,600	2,914,686
Papa John's International, Inc. (C)	8,389	483,290
Penn National Gaming, Inc. (A)	41,530	1,228,042
PlayAGS, Inc. (A)	3,500	33,915
RCI Hospitality Holdings, Inc.	1,251	25,208
Red Robin Gourmet Burgers, Inc. (A)	1,667	45,843
Red Rock Resorts, Inc., Class A	8,709	179,492
Restaurant Brands International, Inc.	41,538	2,448,181
Royal Caribbean Cruises, Ltd.	19,452	1,564,135
Ruth's Hospitality Group, Inc.	3,523	67,395
Sands China, Ltd.	152,852	732,692
Scientific Games Corp. (A)	20,828	379,903
SeaWorld Entertainment, Inc. (A)(C)	5,799	157,791
Shake Shack, Inc., Class A (A)	3,580	212,795
Six Flags Entertainment Corp.	20,151	509,417
SJM Holdings, Ltd.	119,384	138,230
Sodexo SA	11,715	1,132,253
Starbucks Corp.	133,645	10,481,777
Tabcorp Holdings, Ltd.	287,528	716,272
Target Hospitality Corp. (A)	4,464	20,892
Texas Roadhouse, Inc.	24,899	1,399,822
The Cheesecake Factory, Inc. (C)	15,704	559,534
The Habit Restaurants, Inc., Class A (A)	2,767	38,627
The Stars Group, Inc. (A)	36,141	828,234
The Wendy's Company	47,178	890,721
TUI AG	30,523	240,830
Twin River Worldwide Holdings, Inc.	2,291	59,566
Whitbread PLC	9,154	461,682
Wingstop, Inc.	3,625	306,131
Wyndham Destinations, Inc.	23,252	927,755
Wyndham Hotels & Resorts, Inc.	24,396	1,242,976
Wynn Macau, Ltd.	97,350	202,184
Wynn Resorts, Ltd.	10,934	1,180,653
Yum China Holdings, Inc.	47,508	2,080,375
Yum! Brands, Inc.	34,228	3,054,849
		98,176,004
Household durables – 0.6%
Arcelik AS (A)	10,830	32,446
Barratt Developments PLC	70,672	697,644
Bassett Furniture Industries, Inc.	1,471	14,519
Beazer Homes USA, Inc. (A)	3,630	44,504
Casio Computer Company, Ltd.	24,900	424,195
Cavco Industries, Inc. (A)	1,076	217,051
Century Communities, Inc. (A)	3,220	107,323
Coway Company, Ltd.	10,145	578,262
D.R. Horton, Inc.	38,397	2,045,408
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Electrolux AB, Series B	31,305	$636,809
Ethan Allen Interiors, Inc.	3,004	39,653
Flexsteel Industries, Inc.	1,109	15,238
Garmin, Ltd.	16,544	1,462,324
GoPro, Inc., Class A (A)(C)	15,877	60,253
Green Brick Partners, Inc. (A)	3,187	34,866
Haier Electronics Group Company, Ltd.	166,200	484,642
Hamilton Beach Brands Holding Company, Class A	962	11,159
Hamilton Beach Brands Holding Company, Class B	765	8,874
Helen of Troy, Ltd. (A)	9,546	1,571,272
Hooker Furniture Corp.	1,480	27,839
Husqvarna AB, B Shares	57,340	385,962
Iida Group Holdings Company, Ltd.	18,900	255,415
Installed Building Products, Inc. (A)	2,821	186,327
iRobot Corp. (A)(C)	3,435	164,846
KB Home	32,477	1,058,425
La-Z-Boy, Inc.	5,582	159,924
Leggett & Platt, Inc.	15,069	597,637
Lennar Corp., A Shares	32,048	1,933,776
LG Electronics, Inc.	21,093	1,060,979
LGI Homes, Inc. (A)	2,471	186,190
M/I Homes, Inc. (A)	3,263	121,481
MDC Holdings, Inc.	6,124	240,918
Meritage Homes Corp. (A)	4,434	281,382
Mohawk Industries, Inc. (A)	6,807	824,668
Newell Brands, Inc.	43,634	673,273
Nien Made Enterprise Company, Ltd.	36,300	286,363
Nikon Corp.	41,100	419,827
NVR, Inc. (A)	398	1,459,538
Panasonic Corp.	283,820	2,692,045
Persimmon PLC	22,108	817,374
PulteGroup, Inc.	29,170	1,172,634
Rinnai Corp.	4,200	285,763
SEB SA	3,043	403,898
Sekisui Chemical Company, Ltd.	46,800	699,984
Sekisui House, Ltd.	79,700	1,563,351
Sharp Corp.	27,440	317,971
Skyline Champion Corp. (A)	6,298	160,473
Sonos, Inc. (A)	8,861	102,256
Sony Corp.	163,000	10,048,600
Tatung Company, Ltd. (A)	415,000	284,695
Taylor Morrison Home Corp. (A)	49,897	1,123,680
Taylor Wimpey PLC	228,867	604,341
Tempur Sealy International, Inc. (A)	11,647	870,613
The Berkeley Group Holdings PLC	8,193	505,271
The Lovesac Company (A)	1,240	10,776
Toll Brothers, Inc.	30,944	1,145,856
TopBuild Corp. (A)	4,110	415,110
TRI Pointe Group, Inc. (A)	52,692	807,768
Tupperware Brands Corp.	6,154	17,539
Universal Electronics, Inc. (A)	1,691	71,394
Whirlpool Corp.	7,237	925,323
ZAGG, Inc. (A)	3,591	24,132
		43,882,059
Internet and direct marketing retail – 2.8%
1-800-Flowers.com, Inc., Class A (A)	3,205	57,818
Alibaba Group Holding, Ltd., ADR (A)	224,256	46,645,248
Amazon.com, Inc. (A)	54,758	103,150,383
B2W Cia Digital (A)	6,900	95,895
Baozun, Inc., ADR (A)(C)	5,900	187,148
Booking Holdings, Inc. (A)	5,503	9,331,217
CJ ENM Company, Ltd.	2,135	223,172
Delivery Hero SE (A)(B)	15,112	1,156,039

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
eBay, Inc.	100,547	$3,482,948
Etsy, Inc. (A)	30,375	1,755,979
Expedia Group, Inc.	18,374	1,812,044
Groupon, Inc. (A)	56,737	76,028
GrubHub, Inc. (A)	23,443	1,127,843
JD.com, Inc., ADR (A)	97,900	3,770,129
Lands' End, Inc. (A)	1,435	15,125
Liquidity Services, Inc. (A)	3,722	14,590
Meituan Dianping, Class B (A)	133,800	1,726,286
Mercari, Inc. (A)(C)	9,600	217,309
Naspers, Ltd., N Shares	37,464	5,857,722
Ocado Group PLC (A)	32,046	443,940
Overstock.com, Inc. (A)	3,596	23,230
PetMed Express, Inc.	2,402	63,413
Pinduoduo, Inc., ADR (A)	25,700	919,546
Prosus NV (A)	60,929	4,260,758
Quotient Technology, Inc. (A)	9,332	83,521
Rakuten, Inc.	110,142	928,045
Shutterstock, Inc. (A)	2,385	91,918
Stamps.com, Inc. (A)	2,061	290,828
Stitch Fix, Inc., Class A (A)	5,143	123,586
The RealReal, Inc. (A)	2,234	31,254
The Rubicon Project, Inc. (A)	6,218	70,574
Trip.com Group, Ltd., ADR (A)	62,500	1,897,500
Vipshop Holdings, Ltd., ADR (A)	58,600	751,838
Zalando SE (A)(B)	18,433	823,713
ZOZO, Inc.	13,800	194,396
		191,700,983
Leisure products – 0.2%
Acushnet Holdings Corp.	4,343	110,529
American Outdoor Brands Corp. (A)	6,791	67,638
Bandai Namco Holdings, Inc.	25,500	1,277,060
Brunswick Corp.	20,911	1,112,465
Callaway Golf Company	11,572	196,493
Clarus Corp.	3,102	35,859
Giant Manufacturing Company, Ltd.	66,661	357,206
Hasbro, Inc.	14,571	1,125,610
HLB, Inc. (A)	6,591	540,826
Johnson Outdoors, Inc., Class A	629	39,256
Malibu Boats, Inc., Class A (A)	2,599	114,200
MasterCraft Boat Holdings, Inc. (A)	2,367	38,274
Mattel, Inc. (A)(C)	88,880	1,047,895
Polaris, Inc.	14,741	1,216,575
Sankyo Company, Ltd.	5,284	174,061
Sega Sammy Holdings, Inc.	21,900	289,145
Shimano, Inc.	9,500	1,319,827
Sturm Ruger & Company, Inc.	2,075	99,683
Vista Outdoor, Inc. (A)	7,481	54,985
Yamaha Corp.	18,500	905,598
YETI Holdings, Inc. (A)(C)	5,035	152,309
		10,275,494
Multiline retail – 0.3%
Big Lots, Inc.	4,871	77,011
Canadian Tire Corp., Ltd., Class A	9,471	931,330
Central Retail Corp. PCL, NVDR (A)	42,275	42,201
Dillard's, Inc., Class A (C)	3,764	211,876
Dollar General Corp.	21,571	3,242,121
Dollar Tree, Inc. (A)	20,051	1,664,835
Dollarama, Inc.	46,787	1,375,463
El Puerto de Liverpool SAB de CV, Series C1	22,175	104,774
Harvey Norman Holdings, Ltd.	79,451	194,179
Hyundai Department Store Company, Ltd.	2,910	168,455
Isetan Mitsukoshi Holdings, Ltd.	42,340	274,535
J Front Retailing Company, Ltd.	29,200	310,265
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
J.C. Penney Company, Inc. (A)	41,429	$28,586
Kohl's Corp.	13,265	519,325
Lojas Renner SA	25,925	308,997
Lotte Shopping Company, Ltd.	2,211	175,130
Macy's, Inc. (C)	26,181	346,375
Magazine Luiza SA	24,100	272,263
Marks & Spencer Group PLC	134,393	276,955
Marui Group Company, Ltd.	24,000	468,363
Next PLC	9,212	726,054
Nordstrom, Inc. (C)	9,076	314,937
Ollie's Bargain Outlet Holdings, Inc. (A)(C)	14,019	713,147
Pan Pacific International Holdings Corp.	56,200	929,123
Ryohin Keikaku Company, Ltd.	30,500	413,149
SACI Falabella	96,122	321,822
Shinsegae, Inc.	1,476	282,905
Target Corp.	42,933	4,422,099
Wesfarmers, Ltd.	162,061	4,337,543
Woolworths Holdings, Ltd. (C)	81,271	191,342
		23,645,160
Specialty retail – 1.6%
Aaron's, Inc.	25,526	1,003,938
ABC-Mart, Inc.	4,067	234,229
Abercrombie & Fitch Company, Class A	7,867	103,294
Ace Hardware Indonesia Tbk PT	163,700	17,362
Advance Auto Parts, Inc.	9,739	1,295,092
American Eagle Outfitters, Inc.	60,411	778,094
America's Car-Mart, Inc. (A)	774	79,544
Asbury Automotive Group, Inc. (A)	2,365	209,634
At Home Group, Inc. (A)	6,098	30,490
AutoNation, Inc. (A)	15,094	644,967
AutoZone, Inc. (A)	3,350	3,458,909
Barnes & Noble Education, Inc. (A)	5,514	18,251
Bed Bath & Beyond, Inc. (C)	47,516	513,648
Best Buy Company, Inc.	32,021	2,422,389
Boot Barn Holdings, Inc. (A)	3,483	106,824
Caleres, Inc.	4,966	57,258
Camping World Holdings, Inc., Class A (C)	4,172	57,073
CarMax, Inc. (A)	23,121	2,018,695
Chico's FAS, Inc.	14,738	59,099
Citi Trends, Inc.	1,544	30,525
Conn's, Inc. (A)(C)	2,371	19,324
Designer Brands, Inc., Class A (C)	7,860	106,189
Dick's Sporting Goods, Inc.	16,303	593,592
Dufry AG (A)	5,421	397,826
Express, Inc. (A)	8,562	31,679
Fast Retailing Company, Ltd.	7,500	3,699,533
Five Below, Inc. (A)	14,272	1,383,670
Foot Locker, Inc.	27,439	994,664
GameStop Corp., Class A (C)	11,193	40,295
Genesco, Inc. (A)	1,830	62,970
GNC Holdings, Inc., Class A (A)(C)	10,248	17,217
GOME Retail Holdings, Ltd. (A)(C)	1,181,541	123,199
Group 1 Automotive, Inc.	2,161	184,182
Guess?, Inc.	5,736	92,923
Haverty Furniture Companies, Inc.	2,274	38,249
Hennes & Mauritz AB, B Shares	110,910	2,012,806
Hibbett Sports, Inc. (A)(C)	2,161	42,183
Hikari Tsushin, Inc.	2,700	513,095
Home Product Center PCL, NVDR	305,800	125,115
Hotai Motor Company, Ltd.	67,000	1,357,346
Hotel Shilla Company, Ltd.	6,265	411,770
Hudson, Ltd., Class A (A)	4,956	46,140
Industria de Diseno Textil SA	131,104	4,090,308

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
JD Sports Fashion PLC	30,451	$291,300
Kingfisher PLC	148,275	363,778
L Brands, Inc.	32,656	707,329
Lithia Motors, Inc., Class A	2,743	326,856
Lowe's Companies, Inc.	107,778	11,485,901
Lumber Liquidators Holdings, Inc. (A)	3,633	35,603
MarineMax, Inc. (A)	2,637	44,644
Monro, Inc.	4,037	226,556
Mr. Price Group, Ltd.	21,404	210,226
Murphy USA, Inc. (A)	11,001	1,072,598
National Vision Holdings, Inc. (A)	9,721	338,485
Nitori Holdings Company, Ltd.	10,200	1,417,139
Office Depot, Inc.	67,999	159,798
O'Reilly Automotive, Inc. (A)	10,639	3,922,812
Party City Holdco, Inc. (A)	7,709	15,341
Pepkor Holdings, Ltd. (B)	70,440	69,728
Petrobras Distribuidora SA	22,400	130,736
Rent-A-Center, Inc.	6,051	128,826
RH (A)(C)	6,233	1,130,666
Ross Stores, Inc.	50,865	5,533,095
Sally Beauty Holdings, Inc. (A)	44,704	556,118
Shimamura Company, Ltd.	2,800	185,691
Shoe Carnival, Inc. (C)	1,182	35,354
Signet Jewelers, Ltd. (C)	6,532	152,326
Sleep Number Corp. (A)	3,471	152,898
Sonic Automotive, Inc., Class A	3,016	84,448
Sportsman's Warehouse Holdings, Inc. (A)	5,360	32,160
Tailored Brands, Inc. (C)	6,397	20,918
The Buckle, Inc. (C)	3,628	82,102
The Cato Corp., Class A	2,735	44,225
The Children's Place, Inc. (C)	1,891	108,922
The Foschini Group, Ltd.	19,454	156,355
The Gap, Inc.	29,920	428,754
The Home Depot, Inc.	153,387	33,413,824
The Michaels Companies, Inc. (A)	10,445	44,809
The TJX Companies, Inc.	170,519	10,197,036
Tiffany & Company	15,179	2,027,763
Tilly's, Inc., Class A	2,735	17,778
Tractor Supply Company	16,647	1,473,426
Ulta Beauty, Inc. (A)	8,038	2,066,489
Urban Outfitters, Inc. (A)	18,083	425,131
USS Company, Ltd.	27,800	440,517
Williams-Sonoma, Inc.	19,896	1,241,311
Winmark Corp.	300	60,000
Yamada Denki Company, Ltd.	77,900	374,691
Zhongsheng Group Holdings, Ltd.	74,100	285,332
Zumiez, Inc. (A)(C)	2,469	65,503
		111,308,888
Textiles, apparel and luxury goods – 1.1%
adidas AG	24,036	6,767,294
ANTA Sports Products, Ltd.	142,000	1,158,816
Bosideng International Holdings, Ltd.	420,000	123,961
Burberry Group PLC	28,767	619,923
Capri Holdings, Ltd. (A)	17,364	448,338
Carter's, Inc.	11,317	1,035,166
CCC SA	1,701	31,636
Cie Financiere Richemont SA	70,756	4,850,402
Columbia Sportswear Company	7,443	605,116
Crocs, Inc. (A)	8,472	221,712
Culp, Inc.	1,587	14,473
Deckers Outdoor Corp. (A)	10,623	1,846,277
Delta Apparel, Inc. (A)	758	14,978
Eclat Textile Company, Ltd.	42,957	500,536
EssilorLuxottica SA	37,970	5,204,914
Feng TAY Enterprise Company, Ltd.	73,997	407,351
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Fila Holdings Corp.	9,599	$305,357
Formosa Taffeta Company, Ltd.	180,000	196,217
Fossil Group, Inc. (A)	6,015	27,609
G-III Apparel Group, Ltd. (A)	5,514	123,293
Gildan Activewear, Inc.	32,843	795,475
Hanesbrands, Inc.	41,417	548,361
Hermes International	4,244	2,993,703
Kering SA	10,187	5,744,487
Kontoor Brands, Inc.	5,446	183,748
Li Ning Company, Ltd.	259,500	699,048
LPP SA	76	134,517
LVMH Moet Hennessy Louis Vuitton SE	37,363	15,592,716
Moncler SpA	15,250	600,103
Movado Group, Inc.	2,042	30,017
NIKE, Inc., Class B	142,678	12,752,560
Oxford Industries, Inc.	2,054	124,041
Pandora A/S	18,619	839,017
Pou Chen Corp.	496,971	551,775
Puma SE	10,990	852,080
PVH Corp.	8,490	629,194
Ralph Lauren Corp.	5,695	600,879
Rocky Brands, Inc.	915	22,280
Ruentex Industries, Ltd. (A)	77,079	169,701
Shenzhou International Group Holdings, Ltd.	99,500	1,259,250
Skechers U.S.A., Inc., Class A (A)	34,329	1,135,603
Steven Madden, Ltd.	10,353	338,543
Superior Group of Companies, Inc.	1,523	18,306
Tapestry, Inc.	31,596	740,926
The Swatch Group AG	6,623	286,511
The Swatch Group AG, Bearer Shares	4,012	934,100
Under Armour, Inc., Class A (A)(C)	21,549	305,780
Under Armour, Inc., Class C (A)	22,280	278,054
Unifi, Inc. (A)	1,850	39,535
Vera Bradley, Inc. (A)	2,640	21,806
VF Corp.	37,499	2,699,928
Wolverine World Wide, Inc.	9,831	258,457
Yue Yuen Industrial Holdings, Ltd.	44,000	106,775
		76,790,645
		666,777,416
Consumer staples – 6.1%
Beverages – 1.2%
Ambev SA	161,905	526,420
Anadolu Efes Biracilik Ve Malt Sanayii AS	11,125	39,613
Anheuser-Busch InBev SA	25,884	1,495,603
Arca Continental SAB de CV	53,042	292,387
Asahi Group Holdings, Ltd.	46,461	1,778,418
Brown-Forman Corp., Class B	17,792	1,092,607
Budweiser Brewing Company APAC, Ltd. (A)(B)	82,400	251,536
Carlsberg A/S, Class B	19,911	2,633,384
Celsius Holdings, Inc. (A)	3,964	23,427
China Resources Beer Holdings Company, Ltd.	191,699	904,652
Cia Cervecerias Unidas SA	19,467	146,838
Coca-Cola Amatil, Ltd.	72,416	545,373
Coca-Cola Bottlers Japan Holdings, Inc. (C)	15,800	364,412
Coca-Cola Consolidated, Inc.	576	113,115
Coca-Cola European Partners PLC	28,541	1,454,449
Coca-Cola Femsa SAB de CV	65,258	365,230
Coca-Cola HBC AG	13,935	444,392
Constellation Brands, Inc., Class A	16,357	2,819,620
Craft Brew Alliance, Inc. (A)	1,480	23,547
Davide Campari-Milano SpA	48,238	403,308

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Diageo PLC	164,753	$5,878,317
Fomento Economico Mexicano SAB de CV	238,486	1,944,673
Fraser & Neave Holdings BHD	14,600	107,798
Heineken Holding NV	14,213	1,262,080
Heineken NV	32,275	3,215,621
Kirin Holdings Company, Ltd.	105,327	2,001,661
MGP Ingredients, Inc.	1,632	46,936
Molson Coors Beverage Company, Class B	18,345	910,095
Monster Beverage Corp. (A)	37,280	2,326,645
National Beverage Corp. (A)	1,491	63,054
New Age Beverages Corp. (A)(C)	10,295	20,796
Osotspa PCL, NVDR	41,700	56,042
PepsiCo, Inc.	136,173	17,978,921
Pernod Ricard SA	28,469	4,642,554
Primo Water Corp. (A)	4,532	63,448
Remy Cointreau SA	2,988	304,383
Suntory Beverage & Food, Ltd.	17,600	671,901
The Boston Beer Company, Inc., Class A (A)	3,384	1,254,753
The Coca-Cola Company	376,559	20,142,141
Treasury Wine Estates, Ltd.	103,389	754,758
Tsingtao Brewery Company, Ltd., H Shares	51,700	273,094
		79,638,002
Food and staples retailing – 1.5%
Aeon Company, Ltd.	83,600	1,562,667
Alimentation Couche-Tard, Inc., Class B	136,404	4,142,170
Atacadao SA	13,400	61,997
Berli Jucker PCL, NVDR	60,000	70,265
BGF retail Company, Ltd.	1,517	189,821
Bid Corp., Ltd.	28,509	515,859
BIM Birlesik Magazalar AS	21,883	169,157
BJ's Wholesale Club Holdings, Inc. (A)	45,089	868,414
Carrefour SA	81,024	1,399,366
Casey's General Stores, Inc.	9,429	1,537,116
Casino Guichard Perrachon SA (C)	7,207	282,876
Cencosud SA	187,782	221,954
Clicks Group, Ltd.	21,906	331,252
Coles Group, Ltd.	162,172	1,519,620
Colruyt SA	1,526	70,782
Costco Wholesale Corp.	73,000	20,523,220
CP ALL PCL, NVDR	316,700	667,431
Dairy Farm International Holdings, Ltd.	19,100	92,100
Dino Polska SA (A)(B)	2,858	103,817
E-MART, Inc.	4,162	363,505
Empire Company, Ltd., Class A	27,577	616,155
FamilyMart Company, Ltd.	32,300	703,986
George Weston, Ltd.	12,688	955,204
GS Retail Company, Ltd.	5,299	154,029
HF Foods Group, Inc. (A)	938	16,800
ICA Gruppen AB	12,244	460,233
Ingles Markets, Inc., Class A	1,764	63,098
J Sainsbury PLC	122,386	310,058
Jeronimo Martins SGPS SA	31,786	561,896
Koninklijke Ahold Delhaize NV	146,929	3,432,593
Lawson, Inc.	6,300	336,508
Loblaw Companies, Ltd.	29,535	1,463,272
METRO AG	23,405	273,390
Metro, Inc.	40,702	1,585,324
Performance Food Group Company (A)	12,673	537,335
Pick n Pay Stores, Ltd.	29,394	106,281
President Chain Store Corp.	127,274	1,242,430
PriceSmart, Inc.	2,776	154,595
Raia Drogasil SA	7,886	211,438
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Rite Aid Corp. (A)(C)	6,962	$94,822
Seven & i Holdings Company, Ltd.	96,546	3,284,818
Shoprite Holdings, Ltd.	39,544	288,036
SpartanNash Company	4,558	56,656
Sprouts Farmers Market, Inc. (A)	30,285	483,954
Sun Art Retail Group, Ltd.	316,300	408,798
Sundrug Company, Ltd.	9,100	283,735
Sysco Corp.	84,310	5,619,262
Tesco PLC	683,021	2,035,083
The Andersons, Inc.	3,995	73,388
The Chefs' Warehouse, Inc. (A)	3,065	93,850
The Kroger Company	132,522	3,727,844
The SPAR Group, Ltd.	15,534	166,861
Tsuruha Holdings, Inc.	4,700	545,707
United Natural Foods, Inc. (A)	6,640	42,961
Village Super Market, Inc., Class A	1,093	22,461
Walgreens Boots Alliance, Inc.	123,886	5,669,023
Wal-Mart de Mexico SAB de CV	637,400	1,794,357
Walmart, Inc.	234,407	25,240,946
Weis Markets, Inc.	1,209	45,035
Welcia Holdings Company, Ltd.	6,100	364,214
Wm Morrison Supermarkets PLC	163,981	367,019
Woolworths Group, Ltd.	179,993	4,603,990
		103,190,834
Food products – 1.6%
a2 Milk Company, Ltd. (A)	49,899	514,314
Ajinomoto Company, Inc.	55,700	934,478
Alico, Inc.	567	18,467
Archer-Daniels-Midland Company	54,363	2,046,767
Associated British Foods PLC	24,824	724,837
B&G Foods, Inc. (C)	7,944	117,571
Barry Callebaut AG	401	827,191
BRF SA (A)	19,410	117,365
Calavo Growers, Inc. (C)	2,018	146,204
Calbee, Inc.	10,000	254,817
Cal-Maine Foods, Inc.	3,907	136,315
Campbell Soup Company	16,496	744,300
Charoen Pokphand Foods PCL, NVDR	217,500	187,135
Charoen Pokphand Indonesia Tbk PT	189,903	76,798
China Agri-Industries Holdings, Ltd.	314,400	172,976
China Huishan Dairy Holdings Company, Ltd. (A)(D)	280,500	4,138
China Mengniu Dairy Company, Ltd. (A)	365,353	1,335,251
Chocoladefabriken Lindt & Spruengli AG	13	1,131,071
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	144	1,127,438
CJ CheilJedang Corp.	1,639	329,291
Conagra Brands, Inc.	47,524	1,268,416
Dali Foods Group Company, Ltd. (B)	264,300	175,746
Danone SA	82,730	5,838,960
Darling Ingredients, Inc. (A)	62,253	1,599,902
Farmer Brothers Company (A)	1,517	18,735
Flowers Foods, Inc.	49,341	1,062,312
Fresh Del Monte Produce, Inc.	3,793	104,004
Freshpet, Inc. (A)	4,280	284,449
General Mills, Inc.	59,022	2,892,078
Genting Plantations BHD	25,900	63,142
Gruma SAB de CV, Class B	25,283	244,018
Grupo Bimbo SAB de CV, Series A	197,200	297,458
Hormel Foods Corp.	27,154	1,129,606
Hostess Brands, Inc. (A)	14,836	188,566
Indofood CBP Sukses Makmur Tbk PT	51,900	37,287
Indofood Sukses Makmur Tbk PT	111,317	51,340
Ingredion, Inc.	17,115	1,425,680
IOI Corp. BHD	194,800	194,042

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
J&J Snack Foods Corp.	1,854	$298,160
JBS SA	37,181	188,736
John B. Sanfilippo & Son, Inc.	1,067	74,893
Kellogg Company	24,316	1,470,389
Kerry Group PLC, Class A	17,479	2,220,405
Kerry Group PLC, Class A (London Stock Exchange)	2,564	326,806
Kikkoman Corp.	18,600	855,230
Kuala Lumpur Kepong BHD	43,200	226,222
Lamb Weston Holdings, Inc.	14,264	1,239,399
Lancaster Colony Corp.	7,403	1,069,363
Landec Corp. (A)	3,274	33,591
Limoneira Company	2,094	34,970
McCormick & Company, Inc.	12,067	1,764,075
MEIJI Holdings Company, Ltd.	14,500	858,233
Mondelez International, Inc., Class A	140,605	7,423,944
Mowi ASA (C)	22,572	478,186
Nestle Malaysia BHD	6,700	228,937
Nestle SA	402,831	41,453,622
NH Foods, Ltd.	10,500	395,588
Nisshin Seifun Group, Inc.	25,000	421,871
Nissin Foods Holdings Company, Ltd.	8,117	638,912
Orion Corp.	4,672	368,953
Orkla ASA	38,230	325,164
Ottogi Corp.	260	106,984
Pilgrim's Pride Corp. (A)	13,435	284,285
Post Holdings, Inc. (A)	17,038	1,725,268
PPB Group BHD	59,420	258,504
QL Resources BHD	63,300	122,824
Sanderson Farms, Inc.	7,501	926,824
Saputo, Inc.	37,612	1,046,887
Seneca Foods Corp., Class A (A)	881	30,588
Sime Darby Plantation BHD	215,600	255,930
Standard Foods Corp.	90,402	201,790
Thai Union Group PCL, NVDR	187,000	91,998
The Hain Celestial Group, Inc. (A)	20,594	488,696
The Hershey Company	14,483	2,085,407
The J.M. Smucker Company	11,138	1,147,103
The Kraft Heinz Company	60,818	1,506,462
The Simply Good Foods Company (A)	10,177	224,505
Tiger Brands, Ltd.	13,572	133,479
Tingyi Cayman Islands Holding Corp.	261,100	479,409
Tootsie Roll Industries, Inc. (C)	6,296	201,976
Toyo Suisan Kaisha, Ltd.	11,300	449,255
TreeHouse Foods, Inc. (A)	14,410	549,165
Tyson Foods, Inc., Class A	28,826	1,955,268
Uni-President China Holdings, Ltd.	168,900	175,432
Uni-President Enterprises Corp.	1,079,805	2,584,423
Universal Robina Corp.	110,980	308,854
Vitasoy International Holdings, Ltd. (C)	46,000	166,841
Want Want China Holdings, Ltd.	662,912	520,333
WH Group, Ltd. (B)	601,270	630,979
Wilmar International, Ltd.	80,400	232,067
Yakult Honsha Company, Ltd.	15,300	697,657
Yamazaki Baking Company, Ltd.	15,200	257,365
Yihai International Holding, Ltd. (A)	62,500	423,304
		110,487,976
Household products – 0.7%
Central Garden & Pet Company (A)	1,377	36,876
Central Garden & Pet Company, Class A (A)	5,083	128,651
Church & Dwight Company, Inc.	19,633	1,364,886
Colgate-Palmolive Company	68,584	4,634,221
Energizer Holdings, Inc. (C)	16,492	708,991
Essity AB, B Shares	83,626	2,521,149
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Henkel AG & Company KGaA	13,574	$1,160,177
Kimberly-Clark Corp.	27,433	3,598,935
Kimberly-Clark de Mexico SAB de CV, Class A (A)	183,435	349,200
Lion Corp.	28,500	474,966
Oil-Dri Corp. of America	664	20,206
Pigeon Corp.	14,800	500,090
Reckitt Benckiser Group PLC	49,417	3,651,562
The Clorox Company	10,043	1,601,055
The Procter & Gamble Company	199,565	22,596,745
Unicharm Corp.	51,888	1,680,869
Unilever Indonesia Tbk PT	174,825	83,982
WD-40 Company	1,685	290,646
		45,403,207
Personal products – 0.6%
Amorepacific Corp. (A)	6,398	847,478
AMOREPACIFIC Group (A)	5,769	295,374
Beiersdorf AG	13,240	1,398,118
BellRing Brands, Inc. Class A (A)	4,814	94,595
Coty, Inc., Class A	23,648	218,271
Edgewell Personal Care Company (A)	20,575	624,657
elf Beauty, Inc. (A)	3,334	53,211
Hengan International Group Company, Ltd.	95,100	716,824
Inter Parfums, Inc.	2,186	131,291
Kao Corp.	61,800	4,497,521
Kobayashi Pharmaceutical Company, Ltd.	6,300	456,751
Kose Corp.	4,200	500,406
LG Household & Health Care, Ltd.	1,853	1,870,604
Lifevantage Corp. (A)	1,823	21,712
L'Oreal SA	33,945	9,123,884
Medifast, Inc. (C)	1,384	115,024
Natura & Company Holding SA	21,780	221,653
Nu Skin Enterprises, Inc., Class A	14,239	349,140
Pola Orbis Holdings, Inc.	11,800	224,596
Revlon, Inc., Class A (A)(C)	920	15,925
Shiseido Company, Ltd.	51,300	3,062,086
The Estee Lauder Companies, Inc., Class A	17,809	3,269,732
Unilever NV	182,745	9,648,441
Unilever PLC	77,300	4,155,638
USANA Health Sciences, Inc. (A)	1,582	104,570
		42,017,502
Tobacco – 0.5%
22nd Century Group, Inc. (A)(C)	16,092	11,908
Altria Group, Inc.	182,431	7,364,739
British American Tobacco Malaysia BHD	14,098	41,802
British American Tobacco PLC	160,165	6,332,804
Gudang Garam Tbk PT	12,482	44,729
Hanjaya Mandala Sampoerna Tbk PT	205,100	24,783
Imperial Brands PLC	66,498	1,343,392
Japan Tobacco, Inc.	153,800	3,040,632
KT&G Corp.	22,921	1,594,738
Philip Morris International, Inc.	151,938	12,439,164
Swedish Match AB	23,368	1,371,106
Turning Point Brands, Inc.	1,065	27,850
Universal Corp.	3,021	149,086
Vector Group, Ltd. (C)	13,886	161,355
		33,948,088
		414,685,609
Energy – 3.7%
Energy equipment and services – 0.2%
Apergy Corp. (A)(C)	19,857	369,340
Archrock, Inc.	15,972	112,603
Baker Hughes Company	99,089	1,594,342

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Cactus, Inc., Class A	5,785	$157,988
China Oilfield Services, Ltd., H Shares	213,700	279,296
Core Laboratories NV	11,375	305,305
Dialog Group BHD	371,212	297,677
Diamond Offshore Drilling, Inc. (A)(C)	8,330	25,407
DMC Global, Inc. (C)	1,749	63,069
Dril-Quip, Inc. (A)	4,459	158,830
Era Group, Inc. (A)	2,668	26,146
Exterran Corp. (A)	3,906	19,921
Forum Energy Technologies, Inc. (A)	12,219	9,531
Frank's International NV (A)	13,508	52,951
Geospace Technologies Corp. (A)	1,767	21,787
Halliburton Company	133,845	2,270,011
Helix Energy Solutions Group, Inc. (A)	17,575	117,928
Helmerich & Payne, Inc.	16,536	610,013
KLX Energy Services Holdings, Inc. (A)	3,149	7,621
Liberty Oilfield Services, Inc., Class A	6,784	45,385
Matrix Service Company (A)	3,363	40,625
McDermott International, Inc. (A)	24,875	945
Nabors Industries, Ltd.	44,060	77,546
National Energy Services Reunited Corp. (A)	3,035	25,221
National Oilwell Varco, Inc.	58,830	1,100,709
Natural Gas Services Group, Inc. (A)	1,687	16,668
Newpark Resources, Inc. (A)	11,088	38,919
NexTier Oilfield Solutions, Inc. (A)	19,873	92,608
Nine Energy Service, Inc. (A)	2,350	9,541
Noble Corp. PLC (A)	32,102	22,510
Oceaneering International, Inc. (A)	12,290	129,537
Oil States International, Inc. (A)	7,415	58,653
Pacific Drilling SA (A)	4,231	6,600
Parker Drilling Company (A)	1,296	16,226
Patterson-UTI Energy, Inc.	49,871	285,761
ProPetro Holding Corp. (A)	9,993	87,539
RPC, Inc.	7,811	26,870
Schlumberger, Ltd.	211,087	5,718,347
SEACOR Holdings, Inc. (A)	2,156	80,419
SEACOR Marine Holdings, Inc. (A)	2,456	19,525
Seadrill, Ltd. (A)(C)	7,798	8,578
Select Energy Services, Inc., Class A (A)	7,422	48,243
Solaris Oilfield Infrastructure, Inc., Class A	3,939	41,753
TechnipFMC PLC	64,076	950,888
Tenaris SA	39,747	363,039
TETRA Technologies, Inc. (A)	16,303	20,542
Tidewater, Inc. (A)	4,979	69,158
Transocean, Ltd. (A)	147,439	493,921
U.S. Silica Holdings, Inc.	9,616	44,137
Worley, Ltd.	48,792	410,034
		16,850,213
Oil, gas and consumable fuels – 3.5%
Adaro Energy Tbk PT	391,345	32,071
Aker BP ASA	5,170	126,648
Altus Midstream Company, Class A (A)(C)	6,905	10,081
Antero Midstream Corp. (C)	76,140	331,970
Apache Corp.	57,337	1,428,838
Arch Coal, Inc., Class A	1,836	92,443
Ardmore Shipping Corp.	4,184	23,012
Banpu PCL, NVDR	211,400	48,464
Berry Corp.	8,075	51,438
Bonanza Creek Energy, Inc. (A)	2,393	38,982
BP PLC	1,417,429	7,364,403
Brigham Minerals, Inc., Class A	2,177	34,723
Bukit Asam Tbk PT	76,200	12,047
Cabot Oil & Gas Corp.	62,199	866,432
California Resources Corp. (A)(C)	6,162	39,129
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Callon Petroleum Company (A)(C)	47,957	$108,862
Caltex Australia, Ltd.	35,668	767,061
Cameco Corp.	62,975	544,712
Canadian Natural Resources, Ltd.	184,573	4,750,976
Cenovus Energy, Inc.	163,330	1,201,019
Chesapeake Energy Corp. (A)	300,569	82,656
Chevron Corp.	288,314	26,911,229
China Coal Energy Company, Ltd., H Shares	232,900	75,872
China Petroleum & Chemical Corp., H Shares	3,390,139	1,754,589
China Shenhua Energy Company, Ltd., H Shares	445,900	784,021
Cimarex Energy Company	15,524	513,068
Clean Energy Fuels Corp. (A)	17,851	40,343
CNOOC, Ltd.	2,365,116	3,290,140
CNX Resources Corp. (A)	70,923	376,601
Concho Resources, Inc.	30,652	2,084,949
ConocoPhillips	167,308	8,101,053
CONSOL Energy, Inc. (A)	3,342	19,016
Contura Energy, Inc. (A)	2,333	13,275
Cosan SA	5,794	94,802
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	157,300	62,668
CVR Energy, Inc.	3,624	102,994
Delek US Holdings, Inc.	9,141	195,435
Denbury Resources, Inc. (A)(C)	60,140	45,249
Devon Energy Corp.	59,009	958,306
DHT Holdings, Inc.	10,823	60,068
Diamond S Shipping, Inc. (A)	2,779	28,624
Diamondback Energy, Inc.	24,570	1,523,340
Dorian LPG, Ltd. (A)	3,442	38,275
Earthstone Energy, Inc., Class A (A)	2,967	11,423
Ecopetrol SA	475,053	419,141
Empresas COPEC SA	50,343	393,441
Enbridge, Inc.	314,104	11,691,291
Energy Fuels, Inc. (A)(C)	12,777	15,077
Eni SpA	210,748	2,625,738
EOG Resources, Inc.	88,706	5,611,542
EQT Corp.	65,534	384,685
Equinor ASA	51,924	799,748
Equitrans Midstream Corp. (C)	52,243	368,836
Evolution Petroleum Corp.	4,170	19,641
Extraction Oil & Gas, Inc. (A)	11,191	7,705
Exxaro Resources, Ltd.	21,166	153,339
Exxon Mobil Corp.	645,146	33,186,310
Falcon Minerals Corp.	5,248	20,966
Formosa Petrochemical Corp.	275,900	770,606
Galp Energia SGPS SA	62,824	866,607
GasLog, Ltd.	5,215	29,256
Golar LNG, Ltd.	11,911	152,639
Green Plains, Inc.	4,367	52,360
Grupa Lotos SA	5,062	77,352
GS Holdings Corp.	10,328	354,371
Gulfport Energy Corp. (A)	20,476	16,782
Hess Corp.	39,492	2,218,661
HighPoint Resources Corp. (A)	15,451	10,518
HollyFrontier Corp.	22,639	762,482
Husky Energy, Inc.	57,722	274,795
Idemitsu Kosan Company, Ltd.	24,828	621,315
Imperial Oil, Ltd. (C)	43,407	950,443
Inner Mongolia Yitai Coal Company, Ltd., Class B	129,300	88,979
Inpex Corp.	130,900	1,152,092
Inter Pipeline, Ltd. (C)	65,811	973,743

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
International Seaways, Inc. (A)	3,126	$62,176
IRPC PCL, NVDR	535,900	38,419
JXTG Holdings, Inc.	402,650	1,631,190
Keyera Corp. (C)	34,308	823,545
Kinder Morgan, Inc.	297,006	5,693,605
Koninklijke Vopak NV	8,393	399,546
Laredo Petroleum, Inc. (A)	22,891	24,722
Lundin Petroleum AB	25,369	724,241
Magnolia Oil & Gas Corp., Class A (A)(C)	12,678	95,212
Marathon Oil Corp.	121,969	1,009,903
Marathon Petroleum Corp.	99,007	4,694,912
Matador Resources Company (A)	41,969	404,581
MOL Hungarian Oil & Gas PLC	52,564	407,410
Montage Resources Corp. (A)	2,843	9,922
Murphy Oil Corp.	38,290	721,767
NACCO Industries, Inc., Class A	474	19,538
Neste OYJ	52,250	2,088,231
Noble Energy, Inc.	72,928	1,154,450
Nordic American Tankers, Ltd.	17,242	55,519
Northern Oil and Gas, Inc. (A)	36,715	53,237
Oasis Petroleum, Inc. (A)	39,872	65,191
Occidental Petroleum Corp.	136,210	4,459,515
Oil Search, Ltd.	194,905	712,825
OMV AG	21,997	921,278
ONEOK, Inc.	62,986	4,202,426
Origin Energy, Ltd.	251,662	1,163,748
Overseas Shipholding Group, Inc., Class A (A)	9,218	15,855
Ovintiv, Inc. (C)	42,469	490,739
Panhandle Oil and Gas, Inc., Class A	2,217	14,743
Par Pacific Holdings, Inc. (A)	4,360	72,332
Parkland Fuel Corp.	23,217	729,937
Parsley Energy, Inc., Class A	3,816	51,134
PBF Energy, Inc., Class A	26,114	584,692
PDC Energy, Inc. (A)	12,492	237,723
Peabody Energy Corp.	8,097	47,286
Pembina Pipeline Corp.	86,546	3,117,526
Penn Virginia Corp. (A)	1,781	28,318
PetroChina Company, Ltd., H Shares	2,811,239	1,098,191
Petroleo Brasileiro SA	100,409	609,608
Petronas Dagangan BHD	27,900	151,836
Phillips 66	67,754	5,072,064
Pioneer Natural Resources Company	25,257	3,101,054
Polski Koncern Naftowy ORLEN SA	17,494	264,266
Polskie Gornictwo Naftowe i Gazownictwo SA	100,937	82,104
PrairieSky Royalty, Ltd. (C)	33,420	309,986
PTT Exploration & Production PCL, NVDR	74,700	254,879
PTT PCL, NVDR	622,500	780,398
QEP Resources, Inc.	30,248	68,058
Renewable Energy Group, Inc. (A)	4,550	120,348
Repsol SA	176,941	1,999,491
REX American Resources Corp. (A)	685	47,957
Ring Energy, Inc. (A)	8,779	12,378
Royal Dutch Shell PLC, A Shares	299,196	6,458,590
Royal Dutch Shell PLC, B Shares	259,317	5,620,753
SandRidge Energy, Inc. (A)	4,506	9,282
Santos, Ltd.	252,316	1,151,100
Scorpio Tankers, Inc.	5,389	106,594
SFL Corp., Ltd.	9,860	119,700
SK Innovation Company, Ltd.	10,839	1,026,244
SM Energy Company	13,969	91,776
S-Oil Corp.	8,788	488,502
Southwestern Energy Company (A)(C)	67,374	95,671
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Suncor Energy, Inc.	243,610	$6,713,454
Talos Energy, Inc. (A)	2,487	35,315
TC Energy Corp.	145,121	7,563,915
Teekay Corp. (A)	8,871	32,468
Teekay Tankers, Ltd., Class A (A)	2,959	48,971
Tellurian, Inc. (A)(C)	11,997	21,595
Thai Oil PCL, NVDR	59,100	83,189
The Williams Companies, Inc.	184,810	3,520,631
TOTAL SA	321,679	13,903,718
Tupras Turkiye Petrol Rafinerileri AS	6,077	99,144
Ultrapar Participacoes SA	24,002	102,408
United Tractors Tbk PT	44,237	51,921
Uranium Energy Corp. (A)	25,324	15,197
Valero Energy Corp.	62,615	4,148,244
Vermilion Energy, Inc. (C)	1,084	10,870
W&T Offshore, Inc. (A)	11,992	31,179
Washington H. Soul Pattinson & Company, Ltd.	16,750	215,194
Whiting Petroleum Corp. (A)(C)	11,558	21,382
Woodside Petroleum, Ltd.	133,461	2,484,875
World Fuel Services Corp.	24,718	699,025
WPX Energy, Inc. (A)	106,831	996,733
Yanzhou Coal Mining Company, Ltd., H Shares	220,010	169,067
		237,248,487
		254,098,700
Financials – 14.2%
Banks – 7.4%
1st Constitution Bancorp	1,214	22,240
1st Source Corp.	1,721	72,368
ABN AMRO Bank NV (B)	52,310	717,449
Absa Group, Ltd.	59,446	511,570
ACNB Corp.	877	26,731
Agricultural Bank of China, Ltd., H Shares	3,896,400	1,581,108
AIB Group PLC	100,237	233,893
Akbank T.A.S. (A)	151,040	163,754
Allegiance Bancshares, Inc.	2,459	81,565
Amalgamated Bank, Class A	1,767	28,290
Amerant Bancorp, Inc. (A)	2,493	46,021
American National Bankshares, Inc.	1,176	36,327
Ameris Bancorp	7,552	258,127
Ames National Corp.	1,307	33,812
AMMB Holdings BHD	173,500	152,976
Aozora Bank, Ltd.	14,870	369,024
Arrow Financial Corp.	1,547	48,993
Associated Banc-Corp.	40,847	691,540
Atlantic Capital Bancshares, Inc. (A)	2,922	52,976
Atlantic Union Bankshares Corp.	9,889	294,099
Australia & New Zealand Banking Group, Ltd.	405,699	6,542,680
Banc of California, Inc.	5,682	87,105
BancFirst Corp.	2,284	117,169
Banco Bilbao Vizcaya Argentaria SA	798,779	3,825,582
Banco Bradesco SA	41,797	255,068
Banco de Chile	5,768,828	509,602
Banco de Credito e Inversiones SA	6,186	230,307
Banco de Sabadell SA	671,447	589,322
Banco do Brasil SA	28,794	301,726
Banco Espirito Santo SA (A)	322,715	517
Banco Santander Brasil SA	13,726	122,346
Banco Santander Chile	8,137,693	364,147
Banco Santander SA	1,988,882	7,351,621
Bancolombia SA	21,205	234,995
BancorpSouth Bank	36,377	890,145
Bangkok Bank PCL, NVDR	26,000	109,044

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank Central Asia Tbk PT	253,430	$559,804
Bank First Corp.	715	42,328
Bank Hapoalim BM	134,211	1,044,175
Bank Leumi Le-Israel BM	174,886	1,130,445
Bank Mandiri Persero Tbk PT	486,756	253,160
Bank Millennium SA (A)	33,567	41,688
Bank Negara Indonesia Persero Tbk PT	215,453	107,923
Bank of America Corp.	1,283,216	36,571,656
Bank of China, Ltd., H Shares	10,543,122	4,213,451
Bank of Commerce Holdings	2,583	27,005
Bank of Communications Company, Ltd., H Shares	1,103,976	718,348
Bank of Hawaii Corp.	10,324	768,312
Bank of Ireland Group PLC	123,084	460,863
Bank of Marin Bancorp	1,635	62,343
Bank of Montreal	100,744	6,845,863
Bank of the Philippine Islands	113,827	165,621
Bank OZK	30,989	786,811
Bank Polska Kasa Opieki SA	10,017	226,673
Bank Rakyat Indonesia Persero Tbk PT	1,447,210	432,465
Bank Tabungan Negara Persero Tbk PT	124,600	15,068
BankFinancial Corp.	2,029	23,009
Bankia SA	152,780	242,268
Bankinter SA	77,910	460,360
Bankwell Financial Group, Inc.	952	27,103
Banner Corp.	4,236	193,331
Bar Harbor Bankshares	2,014	41,126
Barclays PLC	1,191,966	2,284,391
Baycom Corp. (A)	1,574	33,542
BCB Bancorp, Inc.	2,036	23,088
BDO Unibank, Inc.	246,580	674,268
Bendigo & Adelaide Bank, Ltd.	70,386	424,995
Berkshire Hills Bancorp, Inc.	5,647	137,843
BNK Financial Group, Inc.	56,724	287,684
BNP Paribas SA	151,412	7,349,583
BOC Hong Kong Holdings, Ltd.	235,500	824,185
Boston Private Financial Holdings, Inc.	10,383	101,286
Bridge Bancorp, Inc.	2,081	57,269
Brookline Bancorp, Inc.	9,874	136,952
Bryn Mawr Bank Corp.	2,503	83,200
Business First Bancshares, Inc.	1,413	34,011
Byline Bancorp, Inc.	3,035	53,113
C&F Financial Corp.	429	19,520
Cadence BanCorp	15,640	220,837
CaixaBank SA	425,195	1,092,849
Cambridge Bancorp	582	39,850
Camden National Corp.	1,924	78,903
Canadian Imperial Bank of Commerce	70,388	5,357,302
Capital City Bank Group, Inc.	1,745	46,504
Capitec Bank Holdings, Ltd.	3,828	324,020
Capstar Financial Holdings, Inc.	2,046	27,498
Carolina Financial Corp.	2,604	84,370
Carter Bank & Trust	2,831	47,844
Cathay General Bancorp	28,796	886,341
CBTX, Inc.	2,343	58,458
CenterState Bank Corp. (C)	14,964	302,722
Central Pacific Financial Corp.	3,438	82,237
Central Valley Community Bancorp	1,540	26,488
Century Bancorp, Inc., Class A	379	27,402
Chang Hwa Commercial Bank, Ltd.	1,238,746	946,519
Chemung Financial Corp.	520	18,668
China CITIC Bank Corp., Ltd., H Shares	1,149,400	602,189
China Construction Bank Corp., H Shares	12,762,296	10,493,558
China Everbright Bank Company, Ltd., H Shares	398,595	161,052
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
China Merchants Bank Company, Ltd., H Shares	516,674	$2,485,666
China Minsheng Banking Corp., Ltd., H Shares	912,700	624,609
Chongqing Rural Commercial Bank Company, Ltd., H Shares	324,800	148,411
CIMB Group Holdings BHD	500,900	575,022
CIT Group, Inc.	24,282	964,238
Citigroup, Inc.	346,054	21,960,587
Citizens & Northern Corp.	1,607	36,463
Citizens Financial Group, Inc.	68,907	2,183,663
City Holding Company	1,923	134,456
Civista Bancshares, Inc.	2,050	39,237
CNB Financial Corp.	1,861	46,655
Coastal Financial Corp. (A)	1,184	19,406
Codorus Valley Bancorp, Inc.	1,439	29,643
Colony Bankcorp, Inc.	1,360	20,223
Columbia Banking System, Inc.	8,954	297,273
Comerica, Inc.	22,850	1,202,824
Commerce Bancshares, Inc.	26,586	1,622,809
Commerzbank AG	132,914	768,142
Commonwealth Bank of Australia	254,049	13,638,150
Community Bank System, Inc. (C)	6,213	377,813
Community Bankers Trust Corp.	3,182	25,997
Community Trust Bancorp, Inc.	1,921	74,304
Concordia Financial Group, Ltd.	139,600	471,062
ConnectOne Bancorp, Inc.	4,141	87,002
Credicorp, Ltd.	8,400	1,522,668
Credit Agricole SA	157,595	1,895,203
CTBC Financial Holding Company, Ltd.	4,144,090	3,075,596
Cullen/Frost Bankers, Inc.	14,595	1,144,102
Customers Bancorp, Inc. (A)	3,504	71,096
CVB Financial Corp.	16,577	307,338
Danske Bank A/S	120,889	1,874,138
DBS Group Holdings, Ltd.	73,672	1,288,097
Dime Community Bancshares, Inc.	4,092	68,664
DNB ASA	50,874	852,104
E.Sun Financial Holding Company, Ltd.	2,337,646	2,228,823
Eagle Bancorp, Inc.	4,120	154,170
East West Bancorp, Inc.	37,331	1,446,203
Enterprise Bancorp, Inc.	1,197	32,882
Enterprise Financial Services Corp.	3,033	116,073
Equity Bancshares, Inc., Class A (A)	2,024	52,988
Erste Group Bank AG	46,227	1,582,508
Esquire Financial Holdings, Inc. (A)	972	22,269
Evans Bancorp, Inc.	713	28,000
Farmers & Merchants Bancorp, Inc.	1,123	29,872
Farmers National Banc Corp.	3,321	49,915
FB Financial Corp. (C)	2,105	68,560
Fidelity D&D Bancorp, Inc.	366	18,044
Fifth Third Bancorp	112,488	2,744,707
Financial Institutions, Inc.	1,949	52,448
FinecoBank Banca Fineco SpA	50,563	530,559
First Bancorp (NC)	3,621	116,234
First Bancorp (PR)	26,407	209,672
First Bancorp, Inc.	1,408	35,904
First Bank	2,501	24,385
First Busey Corp.	6,450	142,352
First Business Financial Services, Inc.	1,131	27,144
First Capital, Inc.	430	26,445
First Choice Bancorp	1,304	29,536
First Commonwealth Financial Corp.	12,092	142,686
First Community Bankshares, Inc.	1,961	51,300
First Financial Bancorp	12,192	251,155
First Financial Bankshares, Inc. (C)	50,870	1,462,004

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Corp.	1,667	$66,597
First Financial Holding Company, Ltd.	2,200,439	1,712,442
First Foundation, Inc.	4,979	72,071
First Horizon National Corp.	79,771	1,063,347
First Internet Bancorp	1,362	33,083
First Interstate BancSystem, Inc., Class A	4,690	159,741
First Merchants Corp.	6,784	237,304
First Mid Bancshares, Inc.	1,882	53,016
First Midwest Bancorp, Inc.	13,266	240,778
First Northwest Bancorp	1,486	23,657
First Republic Bank	26,712	2,686,426
Flushing Financial Corp.	3,568	64,777
FNB Corp.	83,294	840,436
FNCB Bancorp, Inc.	2,863	18,924
Franklin Financial Network, Inc.	1,651	55,292
Franklin Financial Services Corp.	617	19,139
Fukuoka Financial Group, Inc.	22,600	338,214
Fulton Financial Corp.	61,772	892,605
FVCBankcorp, Inc. (A)	1,761	27,172
German American Bancorp, Inc.	3,096	92,416
Glacier Bancorp, Inc.	10,684	398,406
Great Southern Bancorp, Inc.	1,364	69,987
Great Western Bancorp, Inc.	7,017	188,547
Grupo Financiero Banorte SAB de CV, Series O	316,150	1,728,601
Grupo Financiero Inbursa SAB de CV, Series O	276,400	299,809
Guaranty Bancshares, Inc.	1,073	29,626
Hana Financial Group, Inc.	59,316	1,536,082
Hancock Whitney Corp.	33,007	1,105,735
Hang Seng Bank, Ltd.	47,495	1,001,694
Hanmi Financial Corp.	3,934	61,370
HarborOne Bancorp, Inc. (A)	3,571	35,692
Hawthorn Bancshares, Inc.	838	18,218
Heartland Financial USA, Inc.	4,352	186,483
Heritage Commerce Corp.	5,806	59,570
Heritage Financial Corp.	4,658	108,019
Hilltop Holdings, Inc.	8,615	179,450
Home BancShares, Inc.	58,955	988,086
HomeTrust Bancshares, Inc.	2,029	48,209
Hong Leong Bank BHD	69,800	254,265
Hong Leong Financial Group BHD	24,100	87,546
Hope Bancorp, Inc.	15,173	185,262
Horizon Bancorp, Inc.	4,703	70,639
Howard Bancorp, Inc. (A)	1,803	28,397
HSBC Holdings PLC	1,409,592	9,520,725
Hua Nan Financial Holdings Company, Ltd.	1,745,108	1,234,798
Huntington Bancshares, Inc.	163,702	2,008,624
IBERIABANK Corp.	6,409	385,758
Independent Bank Corp. (Massachusetts)	4,109	277,481
Independent Bank Corp. (Michigan)	2,728	53,387
Independent Bank Group, Inc.	4,451	206,037
Industrial & Commercial Bank of China, Ltd., H Shares	8,621,623	5,939,429
Industrial Bank of Korea	52,226	411,872
ING Groep NV	484,612	4,640,563
International Bancshares Corp.	21,516	733,696
Intesa Sanpaolo SpA	1,231,490	2,993,895
Investar Holding Corp.	1,376	29,391
Investors Bancorp, Inc.	27,796	292,970
Israel Discount Bank, Ltd., Class A	143,166	596,609
Itau CorpBanca	15,692,343	57,431
Japan Post Bank Company, Ltd.	47,700	421,182
JPMorgan Chase & Co.	497,158	57,725,015
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Kasikornbank PCL, NVDR	109,300	$416,437
KB Financial Group, Inc.	78,435	2,479,586
KBC Group NV	8,073	537,875
KeyCorp	156,125	2,552,644
Komercni banka AS	8,182	253,566
Krung Thai Bank PCL, NVDR	183,400	82,048
Lakeland Bancorp, Inc.	6,121	88,173
Lakeland Financial Corp.	3,026	123,673
LCNB Corp.	1,709	27,053
Level One Bancorp, Inc.	887	21,510
Live Oak Bancshares, Inc. (C)	3,235	49,722
Lloyds Banking Group PLC	4,889,560	3,173,794
M&T Bank Corp.	20,917	2,936,328
Macatawa Bank Corp.	3,475	33,499
MainStreet Bancshares, Inc. (A)	1,012	20,523
Malayan Banking BHD	400,133	801,408
Malvern Bancorp, Inc. (A)	1,108	21,185
mBank SA (A)	911	69,546
Mebuki Financial Group, Inc.	115,000	221,669
Mediobanca Banca di Credito Finanziario SpA	49,727	452,189
Mega Financial Holding Company, Ltd.	2,432,275	2,575,525
Mercantile Bank Corp.	1,977	56,720
Metrocity Bankshares, Inc.	1,942	27,305
Metropolitan Bank & Trust Company	226,864	250,197
Metropolitan Bank Holding Corp. (A)	897	38,347
Mid Penn Bancorp, Inc.	1,041	22,142
Midland States Bancorp, Inc.	2,792	66,505
MidWestOne Financial Group, Inc.	1,542	44,302
Mitsubishi UFJ Financial Group, Inc.	1,573,000	7,685,614
Mizrahi Tefahot Bank, Ltd.	17,582	450,990
Mizuho Financial Group, Inc.	3,082,100	4,169,640
Moneta Money Bank AS (B)	55,503	185,087
MutualFirst Financial, Inc.	782	26,197
MVB Financial Corp.	1,342	23,673
National Australia Bank, Ltd.	413,709	6,808,028
National Bank Holdings Corp., Class A	3,628	110,981
National Bank of Canada	54,755	2,846,159
National Bankshares, Inc.	855	29,882
NBT Bancorp, Inc.	5,283	177,984
Nedbank Group, Ltd.	31,968	365,465
Nicolet Bankshares, Inc. (A)	991	65,852
Nordea Bank ABP	445,986	3,519,868
Northeast Bank	1,053	18,743
Northrim BanCorp, Inc.	917	32,049
Norwood Financial Corp.	860	26,557
OFG Bancorp	6,301	105,479
Old National Bancorp	20,830	328,281
Old Second Bancorp, Inc.	4,053	43,124
Opus Bank	2,724	64,477
Origin Bancorp, Inc.	2,371	71,699
Orrstown Financial Services, Inc.	1,459	25,970
OTP Bank Nyrt	29,304	1,286,244
Oversea-Chinese Banking Corp., Ltd.	137,078	1,055,228
Pacific Mercantile Bancorp (A)	3,173	20,720
Pacific Premier Bancorp, Inc.	7,306	188,714
PacWest Bancorp	30,719	971,949
Park National Corp.	1,552	135,521
Parke Bancorp, Inc.	1,275	23,586
PCB Bancorp	1,723	23,037
Peapack Gladstone Financial Corp.	2,394	65,715
Penns Woods Bancorp, Inc.	948	28,592
Peoples Bancorp of North Carolina, Inc.	664	16,886
Peoples Bancorp, Inc.	2,250	64,238
Peoples Financial Services Corp.	909	39,923

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
People's United Financial, Inc.	70,396	$984,840
People's Utah Bancorp	1,832	43,913
Pinnacle Financial Partners, Inc.	18,450	971,208
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,067,300	680,925
Powszechna Kasa Oszczednosci Bank Polski SA	51,470	412,108
Preferred Bank	1,744	89,171
Premier Financial Bancorp, Inc.	1,776	29,570
Prosperity Bancshares, Inc.	24,200	1,563,320
Public Bank BHD	319,162	1,298,659
QCR Holdings, Inc.	1,855	70,601
Raiffeisen Bank International AG	22,044	455,218
RBB Bancorp	2,261	38,143
Red River Bancshares, Inc. (A)	583	30,304
Regions Financial Corp.	152,904	2,067,262
Reliant Bancorp, Inc.	1,417	28,127
Renasant Corp.	6,959	197,148
Republic Bancorp, Inc., Class A	1,187	42,423
Republic First Bancorp, Inc. (A)	6,959	21,086
Resona Holdings, Inc.	268,900	1,000,977
RHB Bank BHD	162,141	213,393
Richmond Mutual Bancorporation, Inc. (A)	1,960	26,362
Royal Bank of Canada	224,581	16,701,565
S&T Bancorp, Inc.	4,685	153,996
Sandy Spring Bancorp, Inc.	4,299	132,237
Santander Bank Polska SA	2,125	137,320
SB One Bancorp	1,201	26,326
Seacoast Banking Corp. of Florida (A)	6,297	156,795
Security Bank Corp.	28,670	87,155
Select Bancorp, Inc. (A)	2,522	26,481
ServisFirst Bancshares, Inc.	5,981	206,644
Seven Bank, Ltd.	75,900	199,621
Shinhan Financial Group Company, Ltd.	90,034	2,407,917
Shinsei Bank, Ltd.	25,600	335,330
Shore Bancshares, Inc.	1,920	29,875
Sierra Bancorp	1,885	44,901
Signature Bank	13,840	1,731,384
Simmons First National Corp., Class A	11,324	242,107
SinoPac Financial Holdings Company, Ltd.	2,389,772	1,011,286
Skandinaviska Enskilda Banken AB, A Shares	223,828	2,145,382
SmartFinancial, Inc.	1,742	33,081
Societe Generale SA	109,344	3,098,442
South State Corp.	4,096	279,020
Southern First Bancshares, Inc. (A)	931	35,490
Southern National Bancorp of Virginia, Inc.	2,654	37,660
Southside Bancshares, Inc.	3,934	126,753
Spirit of Texas Bancshares, Inc. (A)	1,747	32,215
Standard Bank Group, Ltd.	110,026	1,057,597
Standard Chartered PLC	189,219	1,369,204
Sterling Bancorp	51,794	858,745
Stock Yards Bancorp, Inc.	2,468	86,232
Sumitomo Mitsui Financial Group, Inc.	169,879	5,390,225
Sumitomo Mitsui Trust Holdings, Inc.	42,138	1,430,564
Summit Financial Group, Inc.	1,486	32,573
SVB Financial Group (A)	8,174	1,701,500
Svenska Handelsbanken AB, A Shares	210,020	2,123,652
Swedbank AB, A Shares	124,140	1,885,462
Synovus Financial Corp.	37,567	1,090,194
Taishin Financial Holding Company, Ltd.	2,103,296	977,063
Taiwan Business Bank	1,171,307	458,657
Taiwan Cooperative Financial Holding Company, Ltd.	1,984,569	1,363,466
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
TCF Financial Corp.	39,326	$1,433,039
Texas Capital Bancshares, Inc. (A)	12,900	607,332
The Bancorp, Inc. (A)	6,364	77,450
The Bank of East Asia, Ltd.	78,293	167,336
The Bank of Kyoto, Ltd.	7,000	232,137
The Bank of Nova Scotia	191,074	9,996,064
The Bank of NT Butterfield & Son, Ltd.	6,826	188,944
The Bank of Princeton	870	23,716
The Chiba Bank, Ltd.	72,700	352,234
The Community Financial Corp.	715	22,694
The First Bancshares, Inc.	2,111	62,992
The First of Long Island Corp.	2,991	61,944
The PNC Financial Services Group, Inc.	69,453	8,778,859
The Royal Bank of Scotland Group PLC	339,937	786,629
The Shanghai Commercial & Savings Bank, Ltd.	740,000	1,218,395
The Shizuoka Bank, Ltd.	58,300	361,769
The Siam Commercial Bank PCL, NVDR	47,800	134,185
The Toronto-Dominion Bank	283,621	14,588,336
TMB Bank PCL, NVDR	1,316,000	45,965
Tompkins Financial Corp.	1,744	138,613
Towne Bank	8,144	187,801
TriCo Bancshares	3,270	110,591
TriState Capital Holdings, Inc. (A)	3,129	62,173
Triumph Bancorp, Inc. (A)	2,945	99,747
Truist Financial Corp.	212,569	9,807,934
Trustmark Corp.	24,374	655,661
Turkiye Garanti Bankasi AS (A)	121,406	185,858
Turkiye Is Bankasi AS, Class C (A)	88,735	81,713
U.S. Bancorp	225,286	10,462,282
UMB Financial Corp.	16,483	958,486
Umpqua Holdings Corp.	56,452	868,796
UniCredit SpA	168,251	2,163,581
United Bankshares, Inc.	37,970	1,096,574
United Community Banks, Inc. (C)	9,689	239,997
United Overseas Bank, Ltd.	52,657	939,850
Unity Bancorp, Inc.	1,116	19,117
Univest Financial Corp.	3,614	84,568
Valley National Bancorp	148,143	1,377,730
Veritex Holdings, Inc.	6,361	153,109
Washington Trust Bancorp, Inc.	1,871	80,303
Webster Financial Corp.	23,592	895,788
Wells Fargo & Company	610,052	24,920,624
WesBanco, Inc.	8,086	247,512
Westamerica Bancorporation	3,246	187,684
Westpac Banking Corp.	500,257	7,660,054
Wintrust Financial Corp.	14,630	781,388
Woori Financial Group, Inc.	93,476	742,554
Zions Bancorp NA	27,020	1,079,449
		505,855,526
Capital markets – 2.3%
3i Group PLC	69,130	909,971
Affiliated Managers Group, Inc.	12,631	950,104
Ameriprise Financial, Inc.	16,861	2,382,459
Amundi SA (B)	8,452	607,331
Ares Management Corp., Class A	8,672	299,964
Artisan Partners Asset Management, Inc., Class A	6,277	179,397
Assetmark Financial Holdings, Inc. (A)	1,725	45,695
ASX, Ltd.	28,307	1,382,840
B. Riley Financial, Inc.	2,572	60,854
B3 SA - Brasil Bolsa Balcao	70,676	758,614
Banco BTG Pactual SA	8,500	128,415
BlackRock, Inc.	15,695	7,266,942
Blucora, Inc. (A)	6,071	105,635

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Brightsphere Investment Group, Inc.	8,415	$78,680
Brookfield Asset Management, Inc., Class A (C)	139,936	8,368,532
Cboe Global Markets, Inc.	14,753	1,681,842
China Cinda Asset Management Company, Ltd., H Shares	1,235,100	261,908
China Ding Yi Feng Holdings, Ltd.	146,200	67,520
China Everbright, Ltd.	126,984	216,012
China Galaxy Securities Company, Ltd., H Shares	495,100	280,147
China Huarong Asset Management Company, Ltd., H Shares (B)	1,386,200	191,475
China International Capital Corp., Ltd., H Shares (B)	181,000	341,692
CI Financial Corp.	38,403	637,737
CITIC Securities Company, Ltd., H Shares	277,600	610,619
CME Group, Inc.	47,691	9,481,925
Cohen & Steers, Inc.	2,819	176,610
Cowen, Inc., Class A	3,575	53,518
Credit Suisse Group AG (A)	351,546	3,949,440
Daiwa Securities Group, Inc.	200,118	846,542
Deutsche Bank AG	264,993	2,326,503
Deutsche Boerse AG	25,391	3,995,367
Diamond Hill Investment Group, Inc.	408	51,706
Donnelley Financial Solutions, Inc. (A)	4,079	35,487
E*TRADE Financial Corp.	30,066	1,376,421
Eaton Vance Corp.	29,004	1,196,705
Evercore, Inc., Class A	10,020	667,532
FactSet Research Systems, Inc.	9,727	2,587,285
Federated Hermes, Inc.	36,474	1,052,275
Focus Financial Partners, Inc., Class A (A)	3,808	103,540
Franklin Resources, Inc.	37,120	807,731
GF Securities Company, Ltd., H Shares	187,400	228,506
Greenhill & Company, Inc.	2,071	30,278
Guotai Junan Securities Company, Ltd., H Shares (B)	104,700	178,108
Haitong Securities Company, Ltd., H Shares	388,700	428,505
Hamilton Lane, Inc., Class A	2,719	168,959
Hargreaves Lansdown PLC	20,236	406,244
Hong Kong Exchanges & Clearing, Ltd.	75,377	2,521,814
Houlihan Lokey, Inc.	5,103	261,376
Huatai Securities Company, Ltd., H Shares (B)	221,300	391,396
IGM Financial, Inc.	17,075	455,291
Interactive Brokers Group, Inc., Class A	19,675	1,005,393
Intercontinental Exchange, Inc.	74,107	6,611,827
INTL. FCStone, Inc. (A)	2,020	92,011
Invesco, Ltd.	49,533	713,275
Investec PLC	3,447	17,659
Investec, Ltd.	30,311	158,111
Janus Henderson Group PLC	39,892	845,710
Japan Exchange Group, Inc.	66,698	1,115,262
Julius Baer Group, Ltd. (A)	31,086	1,307,729
Korea Investment Holdings Company, Ltd. (A)	8,632	450,173
Legg Mason, Inc.	20,917	1,042,085
London Stock Exchange Group PLC	22,074	2,168,196
Macquarie Group, Ltd.	46,942	4,173,775
Magellan Financial Group, Ltd.	18,677	690,948
MarketAxess Holdings, Inc.	5,047	1,636,894
Meritz Securities Company, Ltd.	65,394	188,849
Mirae Asset Daewoo Company, Ltd. (A)	83,652	441,384
Moelis & Company, Class A	5,950	190,162
Moody's Corp.	21,608	5,186,568
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Morgan Stanley	163,709	$7,371,816
MSCI, Inc.	11,273	3,330,495
Nasdaq, Inc.	15,270	1,565,939
Natixis SA	135,732	555,151
NH Investment & Securities Company, Ltd. (A)	30,593	254,725
Noah Holdings, Ltd., ADR (A)	4,700	133,386
Nomura Holdings, Inc.	428,800	1,893,366
Northern Trust Corp.	28,198	2,474,656
Oppenheimer Holdings, Inc., Class A	1,204	28,571
Partners Group Holding AG	2,544	2,207,738
Piper Sandler Companies	1,699	119,066
PJT Partners, Inc., Class A	2,839	127,613
Pzena Investment Management, Inc., Class A	2,625	17,141
Raymond James Financial, Inc.	16,431	1,374,125
Reinet Investments SCA	12,817	265,961
S&P Global, Inc.	32,525	8,648,723
Safeguard Scientifics, Inc.	2,637	23,285
Samsung Securities Company, Ltd.	13,199	361,308
SBI Holdings, Inc.	30,764	620,549
Schroders PLC	9,422	350,510
Sculptor Capital Management, Inc.	2,155	48,875
SEI Investments Company	32,355	1,770,142
Singapore Exchange, Ltd.	34,000	209,952
St. James's Place PLC	39,074	518,076
Standard Life Aberdeen PLC	170,511	611,171
State Street Corp.	48,392	3,295,979
Stifel Financial Corp.	25,726	1,400,523
T. Rowe Price Group, Inc.	31,098	3,669,875
The Bank of New York Mellon Corp.	111,683	4,456,152
The Charles Schwab Corp.	152,150	6,200,113
The Goldman Sachs Group, Inc.	42,411	8,514,856
UBS Group AG (A)	527,353	5,807,548
Virtus Investment Partners, Inc.	834	92,074
Waddell & Reed Financial, Inc., Class A (C)	8,615	118,542
Westwood Holdings Group, Inc.	1,115	28,299
WisdomTree Investments, Inc.	17,096	69,410
		158,165,171
Consumer finance – 0.4%
Acom Company, Ltd.	51,500	211,700
AEON Financial Service Company, Ltd.	14,800	214,671
American Express Company	89,296	9,816,309
Capital One Financial Corp.	61,979	5,470,267
Credit Saison Company, Ltd.	20,500	295,609
Curo Group Holdings Corp.	2,148	19,826
Discover Financial Services	41,717	2,735,801
Encore Capital Group, Inc. (A)(C)	3,773	140,205
Enova International, Inc. (A)	4,069	78,206
EZCORP, Inc., Class A (A)	6,429	30,859
FirstCash, Inc.	16,121	1,240,027
Green Dot Corp., Class A (A)	6,061	207,044
LendingClub Corp. (A)	8,352	91,956
LendingTree, Inc. (A)	1,966	542,262
Medallion Financial Corp. (A)	2,830	16,725
Muangthai Capital PCL, NVDR	33,800	62,719
Navient Corp.	49,863	559,961
Nelnet, Inc., Class A	2,195	116,555
Oportun Financial Corp. (A)	866	18,212
PRA Group, Inc. (A)	5,553	215,567
Qudian, Inc., ADR (A)	20,800	54,496
Regional Management Corp. (A)	1,134	29,087
Samsung Card Company, Ltd.	5,761	159,923
SLM Corp.	108,223	1,122,273

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Srisawad Corp. PCL, NVDR	40,800	$88,659
Synchrony Financial	79,117	2,302,305
World Acceptance Corp. (A)	696	54,358
		25,895,582
Diversified financial services – 1.1%
AMP, Ltd. (A)	480,845	531,018
Banco Latinoamericano de Comercio Exterior SA, Class E	3,802	67,980
Berkshire Hathaway, Inc., Class B (A)	260,314	53,713,191
Cannae Holdings, Inc. (A)	8,336	310,849
Chailease Holding Company, Ltd.	269,784	1,003,944
Challenger, Ltd.	80,650	485,374
Eurazeo SE	5,180	348,208
EXOR NV	9,362	668,618
Far East Horizon, Ltd.	282,300	250,348
FGL Holdings	17,962	205,485
First Eagle Private Credit LLC (A)(D)	5,608	1,354
FirstRand, Ltd.	287,484	1,026,411
Groupe Bruxelles Lambert SA	2,731	248,261
Grupo de Inversiones Suramericana SA	22,724	196,943
Haci Omer Sabanci Holding AS	51,114	70,377
Industrivarden AB, C Shares	23,568	532,974
Investor AB, B Shares	63,237	3,167,509
Jefferies Financial Group, Inc.	61,319	1,208,597
Kinnevik AB, B Shares	33,673	685,780
L E Lundbergforetagen AB, B Shares	11,137	461,978
M&G PLC (A)	179,540	468,833
Marlin Business Services Corp.	1,189	23,376
Metro Pacific Investments Corp.	1,795,900	108,327
Mitsubishi UFJ Lease & Finance Company, Ltd.	53,500	305,994
On Deck Capital, Inc. (A)	8,604	30,028
Onex Corp.	13,779	773,616
ORIX Corp.	170,900	2,769,963
Pargesa Holding SA, Bearer Shares	5,055	372,634
PSG Group, Ltd.	12,813	155,624
Remgro, Ltd.	45,502	473,293
RMB Holdings, Ltd.	63,990	292,937
Tokyo Century Corp.	5,500	227,112
Wendel SA	3,533	436,427
Yuanta Financial Holding Company, Ltd.	2,239,187	1,399,893
		73,023,256
Insurance – 2.9%
Admiral Group PLC	15,164	416,193
Aegon NV	252,302	858,807
Aflac, Inc.	59,763	2,560,845
Ageas	8,095	376,651
AIA Group, Ltd.	760,509	7,622,158
Alleghany Corp. (A)	3,690	2,480,603
Allianz SE	57,305	12,483,886
Ambac Financial Group, Inc. (A)	5,540	106,479
American Equity Investment Life Holding Company	11,171	282,403
American Financial Group, Inc.	19,187	1,773,263
American International Group, Inc.	70,830	2,986,193
AMERISAFE, Inc.	2,356	153,541
Aon PLC	19,063	3,965,104
Argo Group International Holdings, Ltd.	4,015	225,884
Arthur J. Gallagher & Company	15,186	1,480,483
Assicurazioni Generali SpA	98,475	1,777,606
Assurant, Inc.	4,937	595,353
Aviva PLC	519,229	2,378,333
AXA SA	264,556	6,149,429
Baloise Holding AG	7,010	1,133,523
BB Seguridade Participacoes SA	26,808	190,933
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Brighthouse Financial, Inc. (A)	28,010	$1,003,878
Brown & Brown, Inc.	59,947	2,578,320
BRP Group, Inc., Class A (A)	1,898	29,305
Cathay Financial Holding Company, Ltd.	1,792,890	2,349,147
China Development Financial Holding Corp.	2,991,000	898,253
China Life Insurance Company, Ltd. (A)	645,703	506,815
China Life Insurance Company, Ltd., H Shares	1,005,076	2,428,676
China Pacific Insurance Group Company, Ltd., H Shares	356,779	1,196,866
China Reinsurance Group Corp., H Shares	794,300	109,164
China Taiping Insurance Holdings Company, Ltd.	230,800	482,690
Chubb, Ltd.	36,899	5,351,462
Cincinnati Financial Corp.	12,370	1,153,379
Citizens, Inc. (A)	6,616	38,637
CNO Financial Group, Inc.	57,395	919,468
CNP Assurances	27,143	426,587
Crawford & Company, Class A	2,175	16,182
Dai-ichi Life Holdings, Inc.	143,100	1,940,771
DB Insurance Company, Ltd.	10,385	370,797
Direct Line Insurance Group PLC	103,916	414,228
Discovery, Ltd.	35,820	223,297
eHealth, Inc. (A)	2,794	327,876
Employers Holdings, Inc.	3,851	148,418
Enstar Group, Ltd. (A)	1,395	248,854
Everest Re Group, Ltd.	3,320	822,962
Fairfax Financial Holdings, Ltd.	4,386	1,889,387
FBL Financial Group, Inc., Class A	1,226	58,554
FedNat Holding Company	1,638	21,360
First American Financial Corp.	28,797	1,644,309
Fubon Financial Holding Company, Ltd.	1,511,659	2,188,166
Genworth Financial, Inc., Class A (A)	191,694	747,607
Gjensidige Forsikring ASA	12,327	250,528
Global Indemnity, Ltd.	1,068	33,920
Globe Life, Inc.	8,111	751,565
Goosehead Insurance, Inc., Class A (C)	1,424	77,238
Great-West Lifeco, Inc.	50,798	1,194,780
Greenlight Capital Re, Ltd., Class A (A)	3,933	33,195
Hallmark Financial Services, Inc. (A)	1,707	24,205
Hannover Rueck SE	8,653	1,566,777
Hanwha Life Insurance Company, Ltd.	19,772	27,040
HCI Group, Inc.	790	33,591
Health Insurance Innovations, Inc., Class A (A)(C)	1,269	37,321
Heritage Insurance Holdings, Inc.	3,442	38,413
Horace Mann Educators Corp.	5,125	199,516
Hyundai Marine & Fire Insurance Company, Ltd.	13,385	249,537
iA Financial Corp., Inc.	18,742	892,104
Independence Holding Company	631	23,416
Insurance Australia Group, Ltd.	336,356	1,415,466
Intact Financial Corp.	22,804	2,471,785
Investors Title Company	181	29,677
IRB Brasil Resseguros SA	24,700	183,652
James River Group Holdings, Ltd.	3,694	149,275
Japan Post Holdings Company, Ltd.	205,700	1,787,613
Japan Post Insurance Company, Ltd.	29,600	451,626
Kemper Corp.	16,060	1,105,570
Kinsale Capital Group, Inc.	2,520	306,104
Legal & General Group PLC	437,795	1,483,194
Liberty Holdings, Ltd.	14,374	87,649
Lincoln National Corp.	16,148	732,958
Loews Corp.	20,826	950,290

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Mapfre SA	154,271	$347,004
Marsh & McLennan Companies, Inc.	41,089	4,296,266
MBIA, Inc. (A)	9,502	74,116
Medibank Pvt., Ltd.	404,745	756,092
Mercury General Corp.	6,953	301,134
MetLife, Inc.	63,643	2,718,829
Momentum Metropolitan Holdings	91,163	102,491
MS&AD Insurance Group Holdings, Inc.	64,068	2,065,180
Muenchener Rueckversicherungs-Gesellschaft AG	19,701	5,104,876
National General Holdings Corp.	8,359	162,750
National Western Life Group, Inc., Class A	288	68,812
New China Life Insurance Company, Ltd., H Shares	111,600	436,258
NI Holdings, Inc. (A)	1,301	18,370
NN Group NV	41,080	1,404,040
Old Mutual, Ltd.	431,288	438,753
Old Republic International Corp.	73,151	1,442,538
Palomar Holdings, Inc. (A)	1,504	76,418
PICC Property & Casualty Company, Ltd., H Shares	937,848	991,753
Ping An Insurance Group Company of China, Ltd., H Shares	742,110	8,454,407
Porto Seguro SA	4,023	54,859
Poste Italiane SpA (B)	44,458	476,259
Power Corp. of Canada	102,188	2,258,833
Powszechny Zaklad Ubezpieczen SA	39,988	356,582
Primerica, Inc.	10,603	1,180,538
Principal Financial Group, Inc.	21,025	933,300
ProAssurance Corp.	6,579	178,620
ProSight Global, Inc. (A)	1,212	16,241
Protective Insurance Corp., Class B	1,474	21,019
Prudential Financial, Inc.	32,730	2,469,479
Prudential PLC	186,167	3,094,927
QBE Insurance Group, Ltd.	193,713	1,721,767
Rand Merchant Investment Holdings, Ltd.	80,648	128,204
Reinsurance Group of America, Inc.	16,050	1,958,582
RenaissanceRe Holdings, Ltd.	11,321	1,929,098
RLI Corp.	15,125	1,215,748
RSA Insurance Group PLC	80,623	539,253
Safety Insurance Group, Inc.	1,805	142,126
Sampo OYJ, A Shares	56,803	2,321,082
Samsung Fire & Marine Insurance Company, Ltd.	6,245	1,017,200
Samsung Life Insurance Company, Ltd.	14,685	705,378
Sanlam, Ltd.	168,598	708,197
SCOR SE	22,802	825,826
Selective Insurance Group, Inc.	22,433	1,251,313
Shin Kong Financial Holding Company, Ltd.	2,469,694	736,351
Sompo Holdings, Inc.	44,360	1,639,482
Sony Financial Holdings, Inc.	21,400	426,867
State Auto Financial Corp.	2,189	54,681
Stewart Information Services Corp.	2,885	104,379
Sul America SA	10,494	126,860
Sun Life Financial, Inc. (C)	96,689	4,177,311
Suncorp Group, Ltd.	183,422	1,370,310
Swiss Life Holding AG	4,759	2,184,940
Swiss Re AG	40,796	3,880,942
T&D Holdings, Inc.	75,200	729,557
The Allstate Corp.	26,376	2,776,074
The Hanover Insurance Group, Inc.	10,098	1,197,017
The Hartford Financial Services Group, Inc.	29,345	1,465,783
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The People's Insurance Company Group of China, Ltd., H Shares	1,146,900	$412,417
The Progressive Corp.	47,600	3,482,416
The Travelers Companies, Inc.	21,015	2,517,807
Third Point Reinsurance, Ltd. (A)	9,342	83,331
Tiptree, Inc.	3,395	22,339
Tokio Marine Holdings, Inc.	83,314	4,452,133
Trupanion, Inc. (A)(C)	3,589	110,326
Tryg A/S	23,441	657,719
United Fire Group, Inc.	2,610	100,067
United Insurance Holdings Corp.	2,823	26,536
Universal Insurance Holdings, Inc.	3,731	77,194
Unum Group	16,794	391,468
W.R. Berkley Corp.	11,814	793,192
Watford Holdings, Ltd. (A)	2,434	55,568
Willis Towers Watson PLC	10,468	1,981,069
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	41,900	179,733
Zurich Insurance Group AG	20,574	7,966,908
		196,066,385
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	4,216	63,114
Anworth Mortgage Asset Corp.	13,515	44,194
Apollo Commercial Real Estate Finance, Inc.	18,964	307,217
Ares Commercial Real Estate Corp.	3,325	50,740
Arlington Asset Investment Corp., Class A	4,783	27,072
ARMOUR Residential REIT, Inc.	7,292	131,839
Blackstone Mortgage Trust, Inc., Class A	15,422	556,117
Capstead Mortgage Corp.	11,830	83,993
Cherry Hill Mortgage Investment Corp.	2,156	30,745
Colony Credit Real Estate, Inc.	10,304	131,170
Dynex Capital, Inc.	3,099	52,993
Ellington Financial, Inc.	3,606	59,607
Exantas Capital Corp.	3,928	45,015
Granite Point Mortgage Trust, Inc.	6,705	110,096
Great Ajax Corp.	2,237	31,609
Invesco Mortgage Capital, Inc.	17,730	285,098
KKR Real Estate Finance Trust, Inc.	2,847	55,915
Ladder Capital Corp.	12,750	194,438
New York Mortgage Trust, Inc.	31,810	181,317
Orchid Island Capital, Inc.	8,270	47,387
PennyMac Mortgage Investment Trust	10,540	218,178
Ready Capital Corp.	3,917	56,797
Redwood Trust, Inc.	13,256	226,412
TPG RE Finance Trust, Inc.	5,939	114,148
Western Asset Mortgage Capital Corp.	6,365	63,777
		3,168,988
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)(C)	7,184	178,953
Bridgewater Bancshares, Inc. (A)	3,148	39,350
Capitol Federal Financial, Inc.	15,623	190,679
Columbia Financial, Inc. (A)	6,651	103,224
ESSA Bancorp, Inc.	1,552	25,670
Essent Group, Ltd.	11,836	516,523
Federal Agricultural Mortgage Corp., Class C	1,112	83,467
First Defiance Financial Corp.	4,678	111,874
Flagstar Bancorp, Inc.	3,682	117,382
FS Bancorp, Inc.	533	25,472
Hingham Institution for Savings	183	33,482
Home Bancorp, Inc.	1,050	34,724
HomeStreet, Inc.	2,858	77,423
Kearny Financial Corp.	10,382	113,268
Luther Burbank Corp.	2,797	29,173

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Merchants Bancorp	1,237	$22,291
Meridian Bancorp, Inc.	6,067	100,166
Meta Financial Group, Inc.	4,417	145,098
MMA Capital Holdings, Inc. (A)	631	19,050
Mr. Cooper Group, Inc. (A)	9,491	121,770
New York Community Bancorp, Inc.	119,805	1,295,092
NMI Holdings, Inc., Class A (A)	8,044	187,747
Northfield Bancorp, Inc.	5,676	80,202
Northwest Bancshares, Inc.	12,487	173,444
OceanFirst Financial Corp. (C)	6,388	130,571
Ocwen Financial Corp. (A)	18,491	23,114
OP Bancorp	2,017	17,850
PCSB Financial Corp.	2,305	42,320
PennyMac Financial Services, Inc.	3,065	108,072
Pioneer Bancorp, Inc. (A)	1,516	20,648
Provident Financial Services, Inc.	7,516	150,170
Radian Group, Inc.	24,816	527,092
Riverview Bancorp, Inc.	3,210	20,705
Southern Missouri Bancorp, Inc.	947	31,081
Sterling Bancorp, Inc.	2,253	15,771
Territorial Bancorp, Inc.	1,080	27,454
Timberland Bancorp, Inc.	937	21,785
TrustCo Bank Corp.	12,386	84,968
Walker & Dunlop, Inc.	3,385	219,517
Washington Federal, Inc.	29,710	891,003
Waterstone Financial, Inc.	2,973	49,441
Western New England Bancorp, Inc.	3,527	31,179
WSFS Financial Corp.	6,370	219,510
		6,457,775
		968,632,683
Health care – 11.6%
Biotechnology – 1.6%
3SBio, Inc. (A)(B)	166,800	177,274
AbbVie, Inc.	183,277	15,708,672
ACADIA Pharmaceuticals, Inc. (A)	13,895	593,872
Acceleron Pharma, Inc. (A)	5,629	483,700
Achillion Pharmaceuticals, Inc. (A)(D)	17,157	7,892
ADMA Biologics, Inc. (A)	6,877	20,046
Adverum Biotechnologies, Inc. (A)	6,782	83,486
Aeglea BioTherapeutics, Inc. (A)	3,597	24,568
Affimed NV (A)	9,935	23,447
Agenus, Inc. (A)	13,605	34,421
Aimmune Therapeutics, Inc. (A)(C)	5,572	132,669
Akcea Therapeutics, Inc. (A)	1,679	28,509
Akebia Therapeutics, Inc. (A)	15,078	133,742
Albireo Pharma, Inc. (A)	1,493	34,906
Alder Biopharmaceuticals, Inc. (A)(C)(D)	9,683	13,130
Aldeyra Therapeutics, Inc. (A)	3,215	12,217
Alector, Inc. (A)	3,796	104,314
Alexion Pharmaceuticals, Inc. (A)	27,426	2,578,867
Allakos, Inc. (A)(C)	2,414	150,465
Allogene Therapeutics, Inc. (A)(C)	4,883	131,841
AMAG Pharmaceuticals, Inc. (A)(C)	4,377	33,922
Amgen, Inc.	73,640	14,708,117
Amicus Therapeutics, Inc. (A)	31,929	304,762
AnaptysBio, Inc. (A)	3,292	49,215
Anavex Life Sciences Corp. (A)	6,061	23,092
Anika Therapeutics, Inc. (A)	1,652	68,988
Apellis Pharmaceuticals, Inc. (A)	6,079	210,455
Applied Therapeutics, Inc. (A)	844	35,068
Aprea Therapeutics, Inc. (A)	823	28,229
Arcus Biosciences, Inc. (A)	4,386	66,755
Ardelyx, Inc. (A)	5,983	41,402
Arena Pharmaceuticals, Inc. (A)	6,244	278,482
Arrowhead Pharmaceuticals, Inc. (A)	37,209	1,315,710
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Assembly Biosciences, Inc. (A)	2,945	$53,363
Atara Biotherapeutics, Inc. (A)	6,509	79,084
Athenex, Inc. (A)(C)	8,592	104,994
Athersys, Inc. (A)	19,141	22,969
Avid Bioservices, Inc. (A)	7,160	45,108
Avrobio, Inc. (A)	2,691	51,936
BeiGene, Ltd., ADR (A)(C)	2,400	380,040
Beyondspring, Inc. (A)(C)	1,829	29,045
BioCryst Pharmaceuticals, Inc. (A)	19,018	57,054
Biogen, Inc. (A)	22,363	6,896,526
Biohaven Pharmaceutical Holding Company, Ltd. (A)	4,883	215,633
BioSpecifics Technologies Corp. (A)	801	44,207
Bioxcel Therapeutics, Inc. (A)	957	35,888
Blueprint Medicines Corp. (A)(C)	6,063	328,190
Bridgebio Pharma, Inc. (A)(C)	2,850	90,858
Calithera Biosciences, Inc. (A)	6,270	40,630
CareDx, Inc. (A)	5,106	119,021
CASI Pharmaceuticals, Inc. (A)	7,022	12,429
Castle Biosciences, Inc. (A)	505	15,120
Catalyst Pharmaceuticals, Inc. (A)	12,204	51,379
Celltrion, Inc. (A)	18,591	2,652,211
Cellular Biomedicine Group, Inc. (A)	1,647	26,286
CEL-SCI Corp. (A)(C)	3,505	38,450
ChemoCentryx, Inc. (A)	5,080	227,330
Chimerix, Inc. (A)	6,794	12,025
Clovis Oncology, Inc. (A)(C)	6,363	47,913
Coherus Biosciences, Inc. (A)	7,757	150,098
Concert Pharmaceuticals, Inc. (A)	3,014	25,498
Constellation Pharmaceuticals, Inc. (A)	1,933	68,312
Corbus Pharmaceuticals Holdings, Inc. (A)(C)	7,818	37,057
Cortexyme, Inc. (A)(C)	1,424	71,556
Crinetics Pharmaceuticals, Inc. (A)	1,434	29,512
CSL, Ltd.	64,966	13,270,711
Cue Biopharma, Inc. (A)	2,629	45,981
Cytokinetics, Inc. (A)	7,134	99,448
CytomX Therapeutics, Inc. (A)	5,997	40,120
Deciphera Pharmaceuticals, Inc. (A)	2,445	130,172
Denali Therapeutics, Inc. (A)	6,099	120,577
Dicerna Pharmaceuticals, Inc. (A)	6,490	128,113
Dynavax Technologies Corp. (A)(C)	10,613	41,868
Eagle Pharmaceuticals, Inc. (A)	1,152	52,877
Editas Medicine, Inc. (A)(C)	6,427	142,551
Eidos Therapeutics, Inc. (A)	1,367	69,143
Eiger BioPharmaceuticals, Inc. (A)	3,105	29,466
Emergent BioSolutions, Inc. (A)	5,647	331,366
Enanta Pharmaceuticals, Inc. (A)	2,155	109,646
Epizyme, Inc. (A)	9,641	206,607
Esperion Therapeutics, Inc. (A)(C)	3,130	158,034
Exelixis, Inc. (A)	77,891	1,447,994
Fate Therapeutics, Inc. (A)	7,540	220,168
FibroGen, Inc. (A)	9,702	405,544
Five Prime Therapeutics, Inc. (A)	4,910	18,805
Flexion Therapeutics, Inc. (A)(C)	4,274	67,486
Forty Seven, Inc. (A)	2,762	160,196
G1 Therapeutics, Inc. (A)	4,271	76,622
Galapagos NV (A)	1,472	309,596
Galectin Therapeutics, Inc. (A)	5,843	12,387
Genmab A/S (A)	12,071	2,729,656
Geron Corp. (A)(C)	24,582	28,269
Gilead Sciences, Inc.	156,796	10,875,371
Global Blood Therapeutics, Inc. (A)	7,178	459,105
GlycoMimetics, Inc. (A)	4,586	16,601
Gossamer Bio, Inc. (A)	5,398	70,876

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Grifols SA	35,879	$1,156,412
Gritstone Oncology, Inc. (A)	3,486	29,282
Halozyme Therapeutics, Inc. (A)(C)	17,850	349,325
Helixmith Company, Ltd. (A)	3,771	197,214
Heron Therapeutics, Inc. (A)(C)	10,427	194,464
Homology Medicines, Inc. (A)	3,215	51,440
Hookipa Pharma, Inc. (A)	1,448	14,364
IGM Biosciences, Inc. (A)(C)	645	33,159
ImmunoGen, Inc. (A)	18,433	82,027
Immunomedics, Inc. (A)	21,728	347,648
Incyte Corp. (A)	22,157	1,670,859
Innovent Biologics, Inc. (A)(B)	98,500	453,109
Inovio Pharmaceuticals, Inc. (A)(C)	12,968	55,503
Insmed, Inc. (A)	11,118	276,838
Intellia Therapeutics, Inc. (A)(C)	4,928	65,789
Intercept Pharmaceuticals, Inc. (A)	3,121	286,945
Invitae Corp. (A)(C)	10,850	221,123
Iovance Biotherapeutics, Inc. (A)	14,490	476,866
Ironwood Pharmaceuticals, Inc. (A)	19,266	231,963
Jounce Therapeutics, Inc. (A)	2,314	10,459
Kadmon Holdings, Inc. (A)	19,603	90,958
KalVista Pharmaceuticals, Inc. (A)	1,674	22,515
Karuna Therapeutics, Inc. (A)	570	49,738
Karyopharm Therapeutics, Inc. (A)	7,410	121,079
Kindred Biosciences, Inc. (A)	4,985	54,187
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,897	35,019
Kodiak Sciences, Inc. (A)	2,931	187,496
Krystal Biotech, Inc. (A)	1,312	70,126
Kura Oncology, Inc. (A)	4,366	52,698
Lexicon Pharmaceuticals, Inc. (A)	5,556	15,418
Ligand Pharmaceuticals, Inc. (A)(C)	6,634	620,942
MacroGenics, Inc. (A)	6,210	54,462
Madrigal Pharmaceuticals, Inc. (A)	983	84,705
Magenta Therapeutics, Inc. (A)	2,568	30,200
MannKind Corp. (A)(C)	25,297	32,127
MediciNova, Inc. (A)(C)	5,763	24,205
Medy-Tox, Inc.	889	220,692
MEI Pharma, Inc. (A)	10,149	19,588
MeiraGTx Holdings PLC (A)	2,213	35,851
Mersana Therapeutics, Inc. (A)	4,889	42,339
Minerva Neurosciences, Inc. (A)	4,000	29,120
Mirati Therapeutics, Inc. (A)(C)	3,372	301,760
Molecular Templates, Inc. (A)	2,214	35,623
Momenta Pharmaceuticals, Inc. (A)	12,356	349,551
Mustang Bio, Inc. (A)	4,410	12,877
Myriad Genetics, Inc. (A)(C)	8,779	154,686
Natera, Inc. (A)	7,700	291,869
NextCure, Inc. (A)(C)	1,748	72,996
Novavax, Inc. (A)(C)	3,724	59,584
OPKO Health, Inc. (A)(C)	48,953	73,430
Oyster Point Pharma, Inc. (A)	736	26,062
Palatin Technologies, Inc. (A)	31,183	15,925
PDL BioPharma, Inc. (A)	14,084	47,886
PeptiDream, Inc. (A)	12,000	476,433
Pfenex, Inc. (A)	3,839	44,532
Pieris Pharmaceuticals, Inc. (A)	6,378	19,836
Portola Pharmaceuticals, Inc. (A)(C)	9,473	95,772
Precigen, Inc. (A)(C)	9,381	35,554
Precision BioSciences, Inc. (A)	4,540	36,365
Prevail Therapeutics, Inc. (A)	1,054	13,470
Principia Biopharma, Inc. (A)	2,272	146,680
Progenics Pharmaceuticals, Inc. (A)(C)	11,152	52,637
Protagonist Therapeutics, Inc. (A)	2,505	19,539
Prothena Corp. PLC (A)	5,146	54,856
PTC Therapeutics, Inc. (A)	7,459	409,052
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Puma Biotechnology, Inc. (A)(C)	4,056	$43,622
Ra Pharmaceuticals, Inc. (A)	4,339	202,892
Radius Health, Inc. (A)	5,655	119,094
Regeneron Pharmaceuticals, Inc. (A)	9,900	4,401,243
REGENXBIO, Inc. (A)(C)	4,180	167,200
Replimune Group, Inc. (A)	1,728	23,967
Retrophin, Inc. (A)	5,260	81,504
Rhythm Pharmaceuticals, Inc. (A)(C)	3,717	70,920
Rigel Pharmaceuticals, Inc. (A)	22,033	46,710
Rocket Pharmaceuticals, Inc. (A)	3,724	72,581
Rubius Therapeutics, Inc. (A)(C)	4,601	38,510
Sangamo Therapeutics, Inc. (A)(C)	14,487	123,574
Savara, Inc. (A)	4,721	10,811
Scholar Rock Holding Corp. (A)	2,456	34,654
Seres Therapeutics, Inc. (A)	5,390	16,925
Sorrento Therapeutics, Inc. (A)(C)	15,906	34,516
Spectrum Pharmaceuticals, Inc. (A)	14,947	42,748
Spero Therapeutics, Inc. (A)	1,702	16,237
SpringWorks Therapeutics, Inc. (A)	1,310	41,868
Stemline Therapeutics, Inc. (A)(C)	5,866	35,313
Stoke Therapeutics, Inc. (A)	1,161	28,735
Sutro Biopharma, Inc. (A)	1,615	15,714
Syndax Pharmaceuticals, Inc. (A)	2,831	26,640
Syros Pharmaceuticals, Inc. (A)	4,739	27,723
TCR2 Therapeutics, Inc. (A)	1,590	18,889
TG Therapeutics, Inc. (A)	10,744	134,837
Translate Bio, Inc. (A)	4,488	34,019
Turning Point Therapeutics, Inc. (A)	3,426	169,827
Twist Bioscience Corp. (A)	2,772	84,879
Ultragenyx Pharmaceutical, Inc. (A)(C)	6,828	382,914
United Therapeutics Corp. (A)	11,249	1,158,197
UNITY Biotechnology, Inc. (A)	4,036	24,256
UroGen Pharma, Ltd. (A)(C)	2,409	65,669
Vanda Pharmaceuticals, Inc. (A)	6,569	72,456
VBI Vaccines, Inc. (A)	20,538	24,646
Veracyte, Inc. (A)	5,891	145,449
Vericel Corp. (A)	5,570	86,001
Vertex Pharmaceuticals, Inc. (A)	31,870	7,139,836
Viela Bio, Inc. (A)	698	30,461
Viking Therapeutics, Inc. (A)(C)	8,309	49,189
Voyager Therapeutics, Inc. (A)	3,124	34,052
X4 Pharmaceuticals, Inc. (A)	1,680	17,942
XBiotech, Inc. (A)	2,443	29,951
Xencor, Inc. (A)	5,923	192,438
Y-mAbs Therapeutics, Inc. (A)	2,919	85,877
ZIOPHARM Oncology, Inc. (A)(C)	20,194	62,399
		108,290,427
Health care equipment and supplies – 2.6%
Abbott Laboratories	255,488	19,680,241
ABIOMED, Inc. (A)	6,528	980,897
Accuray, Inc. (A)	11,740	34,809
Alcon, Inc. (A)	56,372	3,447,226
Align Technology, Inc. (A)	10,368	2,263,853
Alphatec Holdings, Inc. (A)	5,008	29,297
AngioDynamics, Inc. (A)	4,603	52,888
Antares Pharma, Inc. (A)	20,271	62,840
Apyx Medical Corp. (A)	4,385	26,529
Asahi Intecc Company, Ltd.	24,800	599,482
AtriCure, Inc. (A)	4,656	178,884
Atrion Corp.	178	109,703
Avanos Medical, Inc. (A)	18,202	589,927
Axogen, Inc. (A)	4,268	52,838
Axonics Modulation Technologies, Inc. (A)(C)	1,880	66,637
Baxter International, Inc.	73,804	6,160,420

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Becton, Dickinson and Company	39,097	$9,298,049
BioMerieux	5,555	515,227
Boston Scientific Corp. (A)	201,485	7,533,524
Cantel Medical Corp.	9,605	606,076
Cardiovascular Systems, Inc. (A)	4,280	161,014
Carl Zeiss Meditec AG, Bearer Shares	5,318	565,750
Cerus Corp. (A)	17,860	91,800
Cochlear, Ltd.	8,274	1,133,305
Coloplast A/S, B Shares	21,960	2,948,029
CONMED Corp.	3,353	317,328
CryoLife, Inc. (A)	4,575	117,257
CryoPort, Inc. (A)(C)	3,993	66,683
Cutera, Inc. (A)	1,726	42,770
CytoSorbents Corp. (A)(C)	4,476	26,990
Danaher Corp.	92,410	13,360,638
Demant A/S (A)	20,484	627,317
DENTSPLY SIRONA, Inc.	32,151	1,583,115
Edwards Lifesciences Corp. (A)	30,150	6,175,926
Fisher & Paykel Healthcare Corp., Ltd.	39,142	633,762
GenMark Diagnostics, Inc. (A)	7,447	25,990
Glaukos Corp. (A)	4,839	212,819
Globus Medical, Inc., Class A (A)	29,119	1,317,052
Haemonetics Corp. (A)	19,320	2,092,936
Hartalega Holdings BHD	153,600	226,395
Heska Corp. (A)	873	83,345
Hill-Rom Holdings, Inc.	17,114	1,643,800
Hologic, Inc. (A)	38,762	1,826,465
Hoya Corp.	48,900	4,335,896
ICU Medical, Inc. (A)	4,929	965,147
IDEXX Laboratories, Inc. (A)	12,401	3,156,179
Inogen, Inc. (A)	2,291	104,882
Integer Holdings Corp. (A)	4,014	361,942
Integra LifeSciences Holdings Corp. (A)	18,270	951,867
IntriCon Corp. (A)	1,107	16,472
Intuitive Surgical, Inc. (A)	16,707	8,920,870
Invacare Corp.	4,333	32,844
iRhythm Technologies, Inc. (A)	3,268	284,218
Koninklijke Philips NV	113,042	4,840,933
Lantheus Holdings, Inc. (A)	4,751	73,878
LeMaitre Vascular, Inc.	2,006	57,171
LivaNova PLC (A)	18,425	1,284,591
Masimo Corp. (A)	12,576	2,054,038
Medtronic PLC	193,760	19,505,819
Meridian Bioscience, Inc. (A)	5,420	43,306
Merit Medical Systems, Inc. (A)	6,695	241,087
Mesa Laboratories, Inc. (C)	475	113,663
Misonix, Inc. (A)	1,062	14,709
Natus Medical, Inc. (A)	4,224	113,541
Neogen Corp. (A)	6,358	386,249
Nevro Corp. (A)	3,693	480,644
Novocure, Ltd. (A)	10,748	781,917
NuVasive, Inc. (A)	19,777	1,301,524
Olympus Corp.	149,224	2,702,733
OraSure Technologies, Inc. (A)	7,777	46,895
Orthofix Medical, Inc. (A)	2,274	80,363
OrthoPediatrics Corp. (A)	1,134	52,640
Penumbra, Inc. (A)	8,234	1,365,691
Pulse Biosciences, Inc. (A)	1,550	10,618
Quidel Corp. (A)	4,389	339,006
ResMed, Inc.	20,785	3,303,984
Rockwell Medical, Inc. (A)	8,945	25,135
RTI Surgical Holdings, Inc. (A)	8,138	30,111
SeaSpine Holdings Corp. (A)	2,205	31,157
Senseonics Holdings, Inc. (A)(C)	17,826	24,956
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	269,200	$351,273
Shockwave Medical, Inc. (A)	3,142	126,120
SI-BONE, Inc. (A)	2,095	40,454
Siemens Healthineers AG (B)	19,889	813,219
Sientra, Inc. (A)	5,066	21,227
Silk Road Medical, Inc. (A)	1,971	78,544
Smith & Nephew PLC	60,585	1,359,252
Sonova Holding AG	7,453	1,780,105
STAAR Surgical Company (A)	5,565	174,630
STERIS PLC	12,256	1,944,047
Straumann Holding AG	1,384	1,300,263
Stryker Corp.	46,545	8,871,012
Surmodics, Inc. (A)	1,672	58,370
Sysmex Corp.	21,500	1,374,888
Tactile Systems Technology, Inc. (A)	2,273	114,582
Tandem Diabetes Care, Inc. (A)	6,930	517,394
Teleflex, Inc.	6,692	2,241,954
Terumo Corp.	82,746	2,656,873
The Cooper Companies, Inc.	7,166	2,325,869
Top Glove Corp. BHD	155,100	208,096
TransMedics Group, Inc. (A)	1,841	28,904
Utah Medical Products, Inc.	449	39,243
Vapotherm, Inc. (A)	2,097	18,160
Varex Imaging Corp. (A)	4,731	109,854
Varian Medical Systems, Inc. (A)	13,140	1,615,826
ViewRay, Inc. (A)	9,243	26,527
West Pharmaceutical Services, Inc.	18,968	2,855,822
Wright Medical Group NV (A)(C)	15,636	472,989
Zimmer Biomet Holdings, Inc.	29,733	4,048,148
Zynex, Inc. (A)(C)	2,060	26,821
		181,606,975
Health care providers and services – 1.8%
Acadia Healthcare Company, Inc. (A)	22,705	672,068
Addus HomeCare Corp. (A)	1,458	111,202
Alfresa Holdings Corp.	24,100	420,236
Amedisys, Inc. (A)	12,149	2,114,047
American Renal Associates Holdings, Inc. (A)	2,535	20,407
AmerisourceBergen Corp.	21,730	1,832,274
AMN Healthcare Services, Inc. (A)	5,674	417,606
Anthem, Inc.	36,654	9,423,377
Bangkok Dusit Medical Services PCL, NVDR	508,700	361,860
BioTelemetry, Inc. (A)	4,167	178,014
Brookdale Senior Living, Inc. (A)	23,222	152,569
Bumrungrad Hospital PCL, NVDR	23,000	95,246
Cardinal Health, Inc.	42,281	2,203,686
Celltrion Healthcare Company, Ltd. (A)	10,457	569,228
Centene Corp. (A)	84,393	4,474,517
Chemed Corp.	4,104	1,713,912
Cigna Corp.	53,981	9,875,284
Community Health Systems, Inc. (A)	11,276	55,591
CorVel Corp. (A)	1,079	74,386
Cross Country Healthcare, Inc. (A)	4,605	43,655
CVS Health Corp.	188,062	11,129,509
DaVita, Inc. (A)	12,963	1,006,188
Encompass Health Corp.	25,276	1,891,656
Enzo Biochem, Inc. (A)	6,284	13,385
Five Star Senior Living, Inc. (A)	2,026	9,603
Fresenius Medical Care AG & Company KGaA	28,566	2,203,204
Fresenius SE & Company KGaA	55,802	2,646,414
Genesis Healthcare, Inc. (A)	11,976	19,760
Hanger, Inc. (A)	4,510	104,046

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Hapvida Participacoes e Investimentos SA (B)	7,200	$88,875
HCA Healthcare, Inc.	38,244	4,857,370
HealthEquity, Inc. (A)	26,744	1,898,557
Henry Schein, Inc. (A)	21,212	1,292,659
Humana, Inc.	19,143	6,119,634
IHH Healthcare BHD	229,509	314,933
Laboratory Corp. of America Holdings (A)	14,036	2,465,985
LHC Group, Inc. (A)	3,723	452,196
Life Healthcare Group Holdings, Ltd.	116,960	167,441
Magellan Health, Inc. (A)	2,723	163,407
McKesson Corp. (C)	26,047	3,642,933
Medipal Holdings Corp.	23,500	427,542
MEDNAX, Inc. (A)	21,610	369,315
Molina Healthcare, Inc. (A)	16,073	1,969,746
National HealthCare Corp.	1,488	110,424
National Research Corp.	1,510	83,035
NMC Health PLC	8,800	105,879
Notre Dame Intermedica Participacoes SA	16,500	233,300
Option Care Health, Inc. (A)	3,957	58,366
Owens & Minor, Inc.	7,892	53,902
Patterson Companies, Inc.	32,555	774,483
PetIQ, Inc. (A)	2,498	77,688
Progyny, Inc. (A)	1,436	39,533
Quest Diagnostics, Inc.	19,471	2,065,094
R1 RCM, Inc. (A)	12,917	158,621
RadNet, Inc. (A)	5,270	107,666
Ramsay Health Care, Ltd.	23,156	1,035,938
Ryman Healthcare, Ltd.	27,808	266,191
Select Medical Holdings Corp. (A)	13,600	325,584
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	108,100	199,667
Sinopharm Group Company, Ltd., H Shares	157,900	496,054
Sonic Healthcare, Ltd.	64,750	1,229,100
Surgery Partners, Inc. (A)	3,062	50,278
Suzuken Company, Ltd.	9,100	300,412
Tenet Healthcare Corp. (A)	39,378	1,034,854
The Ensign Group, Inc.	6,307	280,662
The Joint Corp. (A)	1,683	24,959
The Pennant Group, Inc. (A)	3,176	86,292
The Providence Service Corp. (A)	1,472	90,940
Tivity Health, Inc. (A)(C)	5,908	74,854
Triple-S Management Corp., Class B (A)	2,868	42,991
UnitedHealth Group, Inc.	136,954	34,917,792
Universal Health Services, Inc., Class B	11,611	1,436,745
US Physical Therapy, Inc.	1,563	162,896
		123,987,723
Health care technology – 0.1%
Alibaba Health Information Technology, Ltd. (A)	477,100	930,610
Allscripts Healthcare Solutions, Inc. (A)	61,824	466,153
Castlight Health, Inc., B Shares (A)	14,592	13,225
Cerner Corp.	45,404	3,145,135
Computer Programs & Systems, Inc.	1,648	44,133
Evolent Health, Inc., Class A (A)	9,262	85,581
Health Catalyst, Inc. (A)	1,043	31,686
HealthStream, Inc. (A)	3,230	78,554
HMS Holdings Corp. (A)	10,858	249,408
Inovalon Holdings, Inc., Class A (A)	8,917	173,703
Inspire Medical Systems, Inc. (A)	1,656	142,201
Livongo Health, Inc. (A)	1,837	45,943
M3, Inc.	56,600	1,461,192
NextGen Healthcare, Inc. (A)	6,849	89,585
Omnicell, Inc. (A)	5,127	417,697
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
OptimizeRx Corp. (A)	1,893	$15,807
Phreesia, Inc. (A)	1,303	40,445
Ping An Healthcare and Technology Company, Ltd. (A)(B)	42,500	424,723
Simulations Plus, Inc.	1,476	48,059
Tabula Rasa HealthCare, Inc. (A)(C)	2,425	136,212
Teladoc Health, Inc. (A)(C)	8,899	1,112,019
Vocera Communications, Inc. (A)(C)	3,940	96,097
		9,248,168
Life sciences tools and services – 0.8%
Accelerate Diagnostics, Inc. (A)(C)	3,522	45,117
Agilent Technologies, Inc.	41,269	3,180,602
Bio-Rad Laboratories, Inc., Class A (A)	5,539	1,949,839
Bio-Techne Corp.	9,770	1,845,455
Charles River Laboratories International, Inc. (A)	12,520	1,947,736
ChromaDex Corp. (A)	5,729	21,140
Codexis, Inc. (A)	6,648	77,449
Eurofins Scientific SE (C)	1,552	784,768
Fluidigm Corp. (A)	9,372	31,115
Genscript Biotech Corp. (A)(C)	125,400	265,309
Illumina, Inc. (A)	19,603	5,207,929
IQVIA Holdings, Inc. (A)	24,065	3,356,827
Lonza Group AG (A)	10,084	4,023,896
Luminex Corp.	5,347	132,392
Medpace Holdings, Inc. (A)	3,426	308,134
Mettler-Toledo International, Inc. (A)	3,248	2,279,122
NanoString Technologies, Inc. (A)	4,214	150,271
NeoGenomics, Inc. (A)	11,803	334,379
Pacific Biosciences of California, Inc. (A)	18,097	61,530
PerkinElmer, Inc.	14,816	1,280,695
PRA Health Sciences, Inc. (A)	16,214	1,527,359
QIAGEN NV (A)	30,245	1,118,196
Quanterix Corp. (A)	1,699	38,754
Repligen Corp. (A)	18,456	1,579,834
Samsung Biologics Company, Ltd. (A)(B)	3,263	1,252,232
Sartorius Stedim Biotech	3,694	707,600
Syneos Health, Inc. (A)	23,682	1,500,255
Thermo Fisher Scientific, Inc.	53,475	15,550,530
Waters Corp. (A)	8,593	1,674,690
WuXi AppTec Company, Ltd., H Shares (B)	19,380	290,727
Wuxi Biologics Cayman, Inc. (A)(B)	74,200	1,105,188
		53,629,070
Pharmaceuticals – 4.7%
AcelRx Pharmaceuticals, Inc. (A)(C)	11,122	14,681
Aerie Pharmaceuticals, Inc. (A)(C)	5,271	92,243
Akorn, Inc. (A)	12,715	14,749
Allergan PLC	46,083	8,786,646
Amneal Pharmaceuticals, Inc. (A)	15,047	57,931
Amphastar Pharmaceuticals, Inc. (A)	4,530	69,717
ANI Pharmaceuticals, Inc. (A)	1,138	54,635
Arvinas, Inc. (A)	2,629	123,905
Aspen Pharmacare Holdings, Ltd. (A)	33,440	215,169
Astellas Pharma, Inc.	242,800	3,805,454
AstraZeneca PLC	91,448	8,025,920
Aurora Cannabis, Inc. (A)(C)	112,890	152,230
Axsome Therapeutics, Inc. (A)	3,123	243,594
Bausch Health Companies, Inc. (A)	49,881	1,105,205
Bayer AG	124,369	9,044,865
BioDelivery Sciences International, Inc. (A)	10,472	50,894
Bristol-Myers Squibb Company	329,073	19,435,051
Canopy Growth Corp. (A)(C)	32,568	610,718
Cara Therapeutics, Inc. (A)(C)	5,040	75,751

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Catalent, Inc. (A)	39,671	$2,044,247
Celltrion Pharm, Inc. (A)	3,525	117,671
Chiasma, Inc. (A)	4,703	20,928
China Medical System Holdings, Ltd.	180,500	228,245
China Resources Pharmaceutical Group, Ltd. (B)	202,500	178,616
China Traditional Chinese Medicine Holdings Company, Ltd.	294,400	156,907
Chugai Pharmaceutical Company, Ltd.	28,700	3,087,259
Collegium Pharmaceutical, Inc. (A)	4,052	96,235
Corcept Therapeutics, Inc. (A)	12,025	151,756
Corium International, Inc. (A)(D)	3,584	645
CorMedix, Inc. (A)(C)	3,539	18,403
Cronos Group, Inc. (A)(C)	29,521	171,331
CSPC Pharmaceutical Group, Ltd.	621,100	1,447,818
Cymabay Therapeutics, Inc. (A)	10,228	16,978
Daiichi Sankyo Company, Ltd.	72,600	4,419,593
Eisai Company, Ltd.	32,254	2,368,602
Elanco Animal Health, Inc. (A)(D)	6,772	171
Eli Lilly & Company	118,608	14,960,027
Eloxx Pharmaceuticals, Inc. (A)	3,436	10,755
Endo International PLC (A)	28,259	155,990
Evolus, Inc. (A)(C)	2,406	20,668
GlaxoSmithKline PLC	347,262	7,007,528
H Lundbeck A/S	12,826	447,154
Hanmi Pharm Company, Ltd. (A)	1,290	277,653
Hanmi Science Company, Ltd. (A)	100	2,458
Hansoh Pharmaceutical Group Company, Ltd. (A)(B)	60,000	212,507
Hisamitsu Pharmaceutical Company, Inc.	6,700	296,547
Hutchison China MediTech, Ltd., ADR (A)	8,000	186,560
Hypera SA	12,479	95,715
Innoviva, Inc. (A)	8,074	108,757
Intersect ENT, Inc. (A)	3,865	92,219
Intra-Cellular Therapies, Inc. (A)	5,558	117,274
Ipsen SA	5,048	329,986
Johnson & Johnson	369,458	49,684,712
Kalbe Farma Tbk PT	499,210	43,160
Kyowa Kirin Company, Ltd.	31,128	741,845
Lannett Company, Inc. (A)	4,062	35,339
Luye Pharma Group, Ltd. (B)	152,100	94,514
Mallinckrodt PLC (A)(C)	10,965	46,930
Marinus Pharmaceuticals, Inc. (A)	7,261	18,153
Merck & Company, Inc.	357,401	27,362,621
Merck KGaA	17,188	2,091,509
Mylan NV (A)	72,453	1,245,467
MyoKardia, Inc. (A)	5,514	349,532
Nektar Therapeutics (A)	45,097	938,469
NGM Biopharmaceuticals, Inc. (A)(C)	3,072	55,419
Nippon Shinyaku Company, Ltd.	5,800	434,530
Novartis AG	290,890	24,470,605
Novo Nordisk A/S, B Shares	329,125	19,283,084
Ocular Therapeutix, Inc. (A)(C)	5,778	27,185
Odonate Therapeutics, Inc. (A)	1,520	44,977
Omeros Corp. (A)	5,950	70,865
Ono Pharmaceutical Company, Ltd.	48,800	989,113
Optinose, Inc. (A)	3,396	20,546
Orion OYJ, Class B	12,842	512,529
Otsuka Holdings Company, Ltd.	50,000	1,873,267
Pacira BioSciences, Inc. (A)	5,084	220,544
Paratek Pharmaceuticals, Inc. (A)	4,703	22,480
Perrigo Company PLC	19,107	968,534
Pfizer, Inc.	776,871	25,963,029
Phathom Pharmaceuticals, Inc. (A)	1,381	49,882
Phibro Animal Health Corp., Class A	2,636	66,559
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc. (A)	19,170	$716,191
Reata Pharmaceuticals, Inc., Class A (A)	2,765	538,484
Recordati SpA	8,557	365,962
Recro Pharma, Inc. (A)	2,452	35,162
Revance Therapeutics, Inc. (A)	5,753	133,009
Richter Gedeon NYRT	18,435	375,498
Roche Holding AG	95,096	30,576,562
Sanofi	151,307	14,111,765
Santen Pharmaceutical Company, Ltd.	46,000	737,334
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	66,500	190,697
Shionogi & Company, Ltd.	34,463	1,855,144
SIGA Technologies, Inc. (A)	7,135	35,639
Sino Biopharmaceutical, Ltd.	917,350	1,359,633
SSY Group, Ltd.	201,300	171,386
Sumitomo Dainippon Pharma Company, Ltd.	20,300	289,651
Supernus Pharmaceuticals, Inc. (A)	6,236	112,186
Taisho Pharmaceutical Holdings Company, Ltd.	4,300	264,074
Takeda Pharmaceutical Company, Ltd.	191,728	6,621,052
Teva Pharmaceutical Industries, Ltd., ADR (A)	125,636	1,448,583
TherapeuticsMD, Inc. (A)(C)	28,206	47,668
Theravance Biopharma, Inc. (A)(C)	5,581	135,897
Tricida, Inc. (A)(C)	2,747	87,300
UCB SA	4,228	391,453
Verrica Pharmaceuticals, Inc. (A)	1,776	21,081
Vifor Pharma AG	6,140	1,031,426
WaVe Life Sciences, Ltd. (A)(C)	3,188	26,862
Xeris Pharmaceuticals, Inc. (A)	3,746	13,336
Yuhan Corp.	1,881	332,897
Zoetis, Inc.	66,862	8,908,024
Zogenix, Inc. (A)	5,322	133,476
Zynerba Pharmaceuticals, Inc. (A)(C)	3,149	13,415
		319,632,807
		796,395,170
Industrials – 8.9%
Aerospace and defense – 1.1%
AAR Corp.	4,110	142,001
Aerojet Rocketdyne Holdings, Inc. (A)	9,017	444,358
AeroVironment, Inc. (A)	2,669	137,160
Airbus SE	78,548	9,480,628
Arconic, Inc.	27,182	797,792
Aselsan Elektronik Sanayi Ve Ticaret AS	19,720	87,330
Astronics Corp. (A)	2,925	59,290
AviChina Industry & Technology Company, Ltd., H Shares	332,300	146,732
Axon Enterprise, Inc. (A)	22,422	1,734,790
BAE Systems PLC	225,451	1,783,336
Bombardier, Inc., Class B (A)	339,195	242,598
CAE, Inc.	42,852	1,146,445
Cubic Corp.	3,860	210,138
Curtiss-Wright Corp.	10,943	1,312,503
Dassault Aviation SA	343	359,221
Ducommun, Inc. (A)	1,333	59,518
Embraer SA (A)	23,908	90,673
General Dynamics Corp.	16,444	2,625,942
Huntington Ingalls Industries, Inc.	2,870	589,871
Korea Aerospace Industries, Ltd. (A)	14,634	312,901
Kratos Defense & Security Solutions, Inc. (A)	11,141	181,153
L3Harris Technologies, Inc.	15,513	3,067,385
Leonardo SpA	35,417	363,220
Lockheed Martin Corp.	17,418	6,442,396

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Maxar Technologies, Inc.	7,488	$113,892
Meggitt PLC	55,631	391,758
Mercury Systems, Inc. (A)	20,949	1,538,914
Moog, Inc., Class A	3,966	305,858
MTU Aero Engines AG	6,952	1,720,082
National Presto Industries, Inc.	618	48,562
Northrop Grumman Corp.	10,998	3,616,582
Park Aerospace Corp.	2,448	34,052
Parsons Corp. (A)	2,373	92,761
Raytheon Company	19,541	3,684,651
Rolls-Royce Holdings PLC (A)	121,591	978,513
Safran SA	44,067	6,100,120
Singapore Technologies Engineering, Ltd.	65,700	199,019
Teledyne Technologies, Inc. (A)	9,349	3,153,605
Textron, Inc.	16,018	650,331
Thales SA	14,393	1,453,730
The Boeing Company	37,518	10,321,577
TransDigm Group, Inc.	3,495	1,949,546
Triumph Group, Inc.	6,112	116,128
United Technologies Corp.	56,932	7,434,750
Vectrus, Inc. (A)	1,386	72,197
		75,794,009
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	7,285	130,402
Atlas Air Worldwide Holdings, Inc. (A)	2,935	78,423
Best, Inc., ADR (A)	26,100	141,201
C.H. Robinson Worldwide, Inc.	13,013	896,596
Deutsche Post AG	131,925	3,970,669
DSV Panalpina A/S	40,485	4,107,794
Echo Global Logistics, Inc. (A)	3,461	63,855
Expeditors International of Washington, Inc.	16,386	1,153,902
FedEx Corp.	23,096	3,260,462
Forward Air Corp.	3,487	205,768
Hub Group, Inc., Class A (A)	4,019	185,798
Hyundai Glovis Company, Ltd.	3,718	379,274
Radiant Logistics, Inc. (A)	5,376	23,654
SG Holdings Company, Ltd.	18,300	361,294
Sinotrans, Ltd., H Shares	266,200	76,523
United Parcel Service, Inc., Class B	67,425	6,101,288
XPO Logistics, Inc. (A)	23,661	1,750,204
Yamato Holdings Company, Ltd.	39,500	623,594
ZTO Express Cayman, Inc., ADR	42,000	985,320
		24,496,021
Airlines – 0.2%
Air Canada (A)	21,020	536,364
Air China, Ltd., H Shares	234,966	194,128
AirAsia Group BHD	159,746	38,264
Alaska Air Group, Inc. (C)	11,851	598,001
Allegiant Travel Company	1,597	216,457
American Airlines Group, Inc.	37,513	714,623
ANA Holdings, Inc.	14,300	385,007
China Airlines, Ltd.	511,000	136,860
China Eastern Airlines Corp., Ltd., H Shares (A)	234,400	103,287
China Southern Airlines Company, Ltd., H Shares	214,900	115,658
Delta Air Lines, Inc.	55,383	2,554,818
Deutsche Lufthansa AG	31,533	417,021
easyJet PLC	11,168	161,214
Eva Airways Corp.	496,066	195,373
Hawaiian Holdings, Inc.	5,776	120,603
Japan Airlines Company, Ltd.	14,600	359,305
JetBlue Airways Corp. (A)	74,006	1,167,815
Korean Air Lines Company, Ltd. (A)	9,401	169,922
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Latam Airlines Group SA	31,710	$212,892
Mesa Air Group, Inc. (A)	2,678	15,452
Qantas Airways, Ltd.	105,483	385,805
Singapore Airlines, Ltd.	21,940	126,954
SkyWest, Inc.	6,071	275,623
Southwest Airlines Company	45,573	2,105,017
Spirit Airlines, Inc. (A)	8,472	241,028
Turk Hava Yollari AO (A)	26,642	50,359
United Airlines Holdings, Inc. (A)	20,939	1,289,633
		12,887,483
Building products – 0.5%
AAON, Inc.	5,042	277,360
Advanced Drainage Systems, Inc.	5,133	214,867
AGC, Inc.	23,484	671,611
Allegion PLC	13,902	1,598,591
American Woodmark Corp. (A)	2,083	174,493
AO Smith Corp.	20,506	811,012
Apogee Enterprises, Inc.	3,287	99,235
Assa Abloy AB, B Shares	138,298	3,110,203
Builders FirstSource, Inc. (A)	14,108	320,393
Caesarstone, Ltd.	2,947	31,857
China Lesso Group Holdings, Ltd.	142,000	216,738
Cie de Saint-Gobain	66,122	2,334,731
Cornerstone Building Brands, Inc. (A)	6,126	45,026
CSW Industrials, Inc.	1,828	120,356
Daikin Industries, Ltd.	31,900	4,297,697
Fortune Brands Home & Security, Inc.	20,819	1,285,573
Geberit AG	4,970	2,480,035
Gibraltar Industries, Inc. (A)	4,040	204,707
Griffon Corp.	4,551	79,187
Insteel Industries, Inc.	2,380	47,338
JELD-WEN Holding, Inc. (A)	8,381	157,563
Johnson Controls International PLC	115,417	4,220,800
KCC Glass Corp. (A)	262	5,738
Kingspan Group PLC	19,874	1,251,478
Lennox International, Inc.	8,989	2,050,661
LIXIL Group Corp.	33,900	504,934
Masco Corp.	42,506	1,756,348
Masonite International Corp. (A)	3,063	225,131
Owens Corning	27,887	1,575,337
Patrick Industries, Inc.	2,826	149,298
PGT Innovations, Inc. (A)	7,176	108,860
Quanex Building Products Corp.	4,165	69,972
Resideo Technologies, Inc. (A)	31,484	338,453
Simpson Manufacturing Company, Inc.	5,491	436,150
TOTO, Ltd.	18,100	678,782
Trex Company, Inc. (A)	22,203	2,123,717
Universal Forest Products, Inc.	7,349	344,374
		34,418,606
Commercial services and supplies – 0.6%
ABM Industries, Inc.	8,194	269,746
ACCO Brands Corp.	12,008	96,184
Advanced Disposal Services, Inc. (A)	8,864	293,044
A-Living Services Company, Ltd., H Shares (B)	57,500	263,900
Brady Corp., Class A	5,847	276,797
Brambles, Ltd.	227,128	1,787,659
BrightView Holdings, Inc. (A)	3,892	54,488
Casella Waste Systems, Inc., Class A (A)	5,552	268,994
CECO Environmental Corp. (A)	4,103	27,695
China Everbright International, Ltd.	483,500	327,309
Cimpress PLC (A)	2,464	286,834
Cintas Corp.	11,513	3,070,978
Clean Harbors, Inc. (A)	13,162	915,022
Copart, Inc. (A)	28,093	2,373,297

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Country Garden Services Holdings Company, Ltd.	158,400	$632,123
Covanta Holding Corp.	14,630	195,457
Dai Nippon Printing Company, Ltd.	31,100	749,424
Deluxe Corp.	16,049	534,432
Ennis, Inc.	3,286	66,049
G4S PLC	106,700	236,254
Greentown Service Group Company, Ltd.	145,000	184,057
Harsco Corp. (A)	9,730	116,663
Healthcare Services Group, Inc. (C)	28,350	780,759
Heritage-Crystal Clean, Inc. (A)	1,946	51,238
Herman Miller, Inc.	22,420	767,661
HNI Corp.	16,331	536,147
Interface, Inc.	7,301	106,522
ISS A/S	29,277	520,235
KAR Auction Services, Inc.	33,011	635,462
Kimball International, Inc., Class B	4,556	73,716
Knoll, Inc.	6,137	108,257
Matthews International Corp., Class A	3,900	115,284
McGrath RentCorp	2,977	206,753
Mobile Mini, Inc.	5,468	213,197
MSA Safety, Inc.	13,488	1,641,085
Park24 Company, Ltd.	14,800	291,606
PICO Holdings, Inc. (A)	2,771	26,297
Pitney Bowes, Inc. (C)	21,669	74,108
Quad/Graphics, Inc.	4,643	22,286
Rentokil Initial PLC	127,250	796,184
Republic Services, Inc.	28,927	2,610,951
Rollins, Inc.	19,337	723,977
RR Donnelley & Sons Company	9,016	17,130
S-1 Corp.	3,227	217,083
Secom Company, Ltd.	26,694	2,116,989
Securitas AB, B Shares	42,847	581,873
Sohgo Security Services Company, Ltd.	8,900	415,259
SP Plus Corp. (A)	2,836	103,542
Steelcase, Inc., Class A	10,730	174,041
Stericycle, Inc. (A)	23,361	1,341,622
Team, Inc. (A)(C)	3,720	47,356
Tetra Tech, Inc.	20,721	1,675,707
The Brink's Company	18,989	1,486,649
Toppan Printing Company, Ltd.	36,500	638,273
UniFirst Corp.	1,852	344,120
US Ecology, Inc.	3,027	127,316
Viad Corp.	2,476	124,295
VSE Corp.	1,130	33,279
Waste Management, Inc.	53,601	5,939,527
		38,712,192
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	31,574	941,488
AECOM (A)	40,269	1,809,689
Aegion Corp. (A)	3,860	69,519
Ameresco, Inc., Class A (A)	2,874	64,780
Arcosa, Inc.	5,978	256,815
Argan, Inc.	1,859	77,576
Bouygues SA	29,751	1,176,906
China Communications Construction Company, Ltd., H Shares	579,865	437,893
China Communications Services Corp., Ltd., H Shares	311,200	244,519
China Railway Construction Corp., Ltd., H Shares	254,100	293,978
China Railway Group, Ltd., H Shares	492,200	282,759
China State Construction International Holdings, Ltd.	271,900	223,540
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
CIMIC Group, Ltd.	13,781	$217,001
Comfort Systems USA, Inc.	4,530	191,257
Construction Partners, Inc., Class A (A)	2,098	35,687
Daelim Industrial Company, Ltd. (A)	5,579	336,024
Daewoo Engineering & Construction Company, Ltd. (A)	38,659	130,803
Dycom Industries, Inc. (A)	11,877	351,084
Eiffage SA	10,424	1,115,053
EMCOR Group, Inc.	21,236	1,633,473
Ferrovial SA	58,405	1,677,618
Fluor Corp.	35,933	334,896
Gamuda BHD	178,700	141,275
Granite Construction, Inc.	5,911	120,112
Great Lakes Dredge & Dock Corp. (A)	7,634	74,050
GS Engineering & Construction Corp.	12,049	263,520
HDC Hyundai Development Co-Engineering & Construction, Series E	5,390	80,566
HOCHTIEF AG	3,251	324,358
Hyundai Engineering & Construction Company, Ltd.	15,586	450,656
IES Holdings, Inc. (A)	1,107	25,804
IJM Corp. BHD	280,900	131,013
Jacobs Engineering Group, Inc.	25,184	2,325,491
JGC Holdings Corp.	28,400	343,323
Kajima Corp.	57,600	617,327
MasTec, Inc. (A)	22,836	1,120,791
Metallurgical Corp. of China, Ltd., H Shares	321,800	63,021
MYR Group, Inc. (A)	2,042	52,091
Northwest Pipe Company (A)	1,221	38,523
NV5 Global, Inc. (A)	1,327	71,034
Obayashi Corp.	83,600	843,362
Primoris Services Corp.	5,596	106,212
Quanta Services, Inc.	26,448	1,008,462
Samsung Engineering Company, Ltd. (A)	30,857	359,668
Shimizu Corp.	75,600	687,382
Sinopec Engineering Group Company, Ltd., H Shares	190,600	94,884
Skanska AB, B Shares	46,776	1,030,027
Sterling Construction Company, Inc. (A)	3,354	45,816
Taisei Corp.	25,900	878,173
Tutor Perini Corp. (A)	5,093	73,849
Valmont Industries, Inc.	5,518	641,302
Vinci SA	68,420	6,913,687
WillScot Corp. (A)	6,495	113,922
WSP Global, Inc.	17,025	1,122,147
		32,064,206
Electrical equipment – 0.8%
ABB, Ltd.	249,523	5,406,966
Acuity Brands, Inc.	10,157	1,044,749
Allied Motion Technologies, Inc.	932	35,919
American Superconductor Corp. (A)	2,956	20,249
AMETEK, Inc.	34,784	2,991,424
Atkore International Group, Inc. (A)	5,738	211,790
AZZ, Inc.	3,264	120,409
Bloom Energy Corp., Class A (A)(C)	7,079	64,207
Eaton Corp. PLC	62,905	5,706,742
Emerson Electric Company	92,691	5,942,420
Encore Wire Corp.	2,553	125,020
EnerSys	16,112	992,177
Fuji Electric Company, Ltd.	16,300	447,051
Generac Holdings, Inc. (A)	23,564	2,426,856
Hubbell, Inc.	13,942	1,857,632
Legrand SA	35,650	2,736,206

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Melrose Industries PLC	341,877	$945,501
Mitsubishi Electric Corp.	234,918	2,953,447
Neoplux Company, Ltd. (A)	255	639
Nidec Corp.	28,700	3,380,093
nVent Electric PLC	39,893	957,831
Plug Power, Inc. (A)(C)	30,348	131,710
Powell Industries, Inc.	1,121	37,475
Preformed Line Products Company	400	19,520
Prysmian SpA	20,424	487,916
Regal Beloit Corp.	10,495	814,832
Rockwell Automation, Inc.	17,582	3,226,297
Schneider Electric SE	72,875	7,404,058
Schneider Electric SE (Euronext London Exchange)	1,474	151,043
Shanghai Electric Group Company, Ltd., H Shares	317,436	90,506
Siemens Gamesa Renewable Energy SA	28,789	466,962
Sunrun, Inc. (A)	13,947	269,735
Thermon Group Holdings, Inc. (A)	4,099	72,019
TPI Composites, Inc. (A)	3,616	85,844
Vestas Wind Systems A/S	35,130	3,389,352
Vicor Corp. (A)	2,230	96,425
Vivint Solar, Inc. (A)	5,661	63,630
WEG SA	28,398	274,016
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (C)	99,200	100,079
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	72,000	255,720
		55,804,467
Industrial conglomerates – 0.8%
3M Company	51,559	7,694,665
Aboitiz Equity Ventures, Inc.	247,860	208,494
Alfa SAB de CV, Class A	357,600	230,188
Ayala Corp.	35,385	461,290
Carlisle Companies, Inc.	14,528	2,110,773
CITIC, Ltd.	777,333	877,617
CJ Corp.	2,969	197,750
CK Hutchison Holdings, Ltd.	169,472	1,498,144
DCC PLC	6,809	487,681
Far Eastern New Century Corp.	717,133	661,029
Fosun International, Ltd.	343,000	446,554
General Electric Company	783,045	8,519,530
Grupo Carso SAB de CV, Series A1	54,700	152,459
GT Capital Holdings, Inc.	11,928	166,950
HAP Seng Consolidated BHD	58,600	124,813
Honeywell International, Inc.	64,065	10,389,421
Jardine Matheson Holdings, Ltd.	13,732	751,313
Jardine Strategic Holdings, Ltd.	13,800	400,292
JG Summit Holdings, Inc.	360,810	479,661
Keihan Holdings Company, Ltd.	12,000	485,479
Keppel Corp., Ltd.	60,731	280,283
KOC Holding AS	39,262	109,410
LG Corp.	18,998	1,055,992
Lotte Corp.	5,259	126,785
NWS Holdings, Ltd.	91,230	112,748
Raven Industries, Inc.	4,498	129,138
Roper Technologies, Inc.	9,330	3,281,361
Samsung C&T Corp.	16,919	1,483,182
Sembcorp Industries, Ltd.	38,500	51,289
Shanghai Industrial Holdings, Ltd.	64,270	114,400
Siemens AG	102,067	10,499,763
Sime Darby BHD	279,900	133,838
SK Holdings Company, Ltd.	6,941	1,102,402
SM Investments Corp.	30,205	578,780
Smiths Group PLC	27,640	550,785
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
The Bidvest Group, Ltd.	23,855	$278,066
Toshiba Corp.	63,200	1,710,555
		57,942,880
Machinery – 1.7%
AGCO Corp.	16,069	971,050
Airtac International Group	28,000	434,673
Alamo Group, Inc.	1,193	132,149
Albany International Corp., Class A	3,778	242,056
Alfa Laval AB	43,515	986,577
Alstom SA	25,362	1,252,152
Altra Industrial Motion Corp.	7,972	240,117
Amada Holdings Company, Ltd.	43,400	404,656
ANDRITZ AG	10,965	388,026
Astec Industries, Inc.	2,861	107,431
Atlas Copco AB, A Shares	93,127	3,320,435
Atlas Copco AB, B Shares	53,824	1,668,022
Barnes Group, Inc.	5,816	312,319
Blue Bird Corp. (A)	1,950	34,866
Briggs & Stratton Corp.	5,399	17,115
Caterpillar, Inc.	57,208	7,107,522
Chart Industries, Inc. (A)	4,459	253,806
China Conch Venture Holdings, Ltd.	214,400	1,048,925
CIRCOR International, Inc. (A)	2,422	87,144
CNH Industrial NV	86,522	806,037
Colfax Corp. (A)	21,433	717,363
Columbus McKinnon Corp.	2,907	90,379
Commercial Vehicle Group, Inc. (A)	4,000	17,440
Crane Company	13,069	888,039
CRRC Corp., Ltd., H Shares	572,700	372,984
Cummins, Inc.	15,859	2,399,308
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	7,361	135,916
Daifuku Company, Ltd.	13,000	764,170
Deere & Company	32,594	5,100,309
Donaldson Company, Inc.	32,444	1,462,576
Doosan Bobcat, Inc.	9,854	230,751
Douglas Dynamics, Inc.	2,795	121,666
Dover Corp.	15,037	1,544,901
Energy Recovery, Inc. (A)	4,799	47,222
Enerpac Tool Group Corp.	6,780	144,889
EnPro Industries, Inc.	2,530	136,494
Epiroc AB, A Shares	89,260	1,031,054
Epiroc AB, B Shares	55,831	626,271
ESCO Technologies, Inc.	3,134	284,943
Evoqua Water Technologies Corp. (A)	9,392	196,950
FANUC Corp.	24,900	4,088,926
Federal Signal Corp.	7,339	212,831
Flowserve Corp.	13,546	544,414
Fortive Corp.	30,589	2,115,535
Franklin Electric Company, Inc.	5,705	294,891
GEA Group AG	20,378	545,293
Graco, Inc.	42,754	2,108,627
Graham Corp.	1,319	21,869
Haitian International Holdings, Ltd.	85,200	169,860
Helios Technologies, Inc.	3,675	146,081
Hillenbrand, Inc.	9,025	211,185
Hino Motors, Ltd.	36,600	299,471
Hitachi Construction Machinery Company, Ltd.	14,000	340,970
Hiwin Technologies Corp.	52,169	506,357
Hoshizaki Corp.	6,900	584,690
Hurco Companies, Inc.	828	23,333
Hyster-Yale Materials Handling, Inc.	1,278	61,523
Hyundai Heavy Industries Holdings Company, Ltd.	1,925	429,234

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
IDEX Corp.	7,873	$1,165,204
IHI Corp.	19,000	395,043
Illinois Tool Works, Inc.	30,276	5,079,707
Ingersoll-Rand PLC	24,802	3,200,450
ITT, Inc.	22,482	1,352,292
John Bean Technologies Corp. (C)	3,845	372,427
JTEKT Corp.	26,600	256,599
Kadant, Inc.	1,348	122,425
Kawasaki Heavy Industries, Ltd.	18,900	338,725
Kennametal, Inc.	31,383	872,447
KION Group AG	8,656	468,146
Knorr-Bremse AG	6,323	646,375
Komatsu, Ltd.	118,800	2,373,714
Kone OYJ, B Shares	42,244	2,392,798
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	7,664	658,894
Kubota Corp.	134,300	1,883,121
Kurita Water Industries, Ltd.	12,689	327,269
LB Foster Company, Class A (A)	1,385	21,828
Lincoln Electric Holdings, Inc.	15,675	1,283,626
Lindsay Corp.	1,342	132,898
Luxfer Holdings PLC	3,368	52,238
Lydall, Inc. (A)	2,202	26,226
Makita Corp.	28,800	976,107
Meritor, Inc. (A)	9,250	209,883
Metso OYJ	13,300	432,811
Miller Industries, Inc.	1,378	40,940
MINEBEA MITSUMI, Inc.	46,800	819,129
MISUMI Group, Inc.	36,500	768,799
Mitsubishi Heavy Industries, Ltd.	41,040	1,296,760
Mueller Industries, Inc.	6,919	193,594
Mueller Water Products, Inc., Class A	19,316	211,510
Nabtesco Corp.	14,500	385,046
Navistar International Corp. (A)	6,171	224,069
NGK Insulators, Ltd.	34,000	533,947
NN, Inc.	5,347	41,439
Nordson Corp.	13,116	1,905,755
NSK, Ltd.	46,300	350,351
Omega Flex, Inc.	357	27,953
Oshkosh Corp.	17,446	1,258,729
PACCAR, Inc.	35,803	2,395,221
Parker-Hannifin Corp.	13,298	2,457,071
Park-Ohio Holdings Corp.	1,173	28,762
Pentair PLC	17,400	685,386
Proto Labs, Inc. (A)	3,339	292,630
RBC Bearings, Inc. (A)	2,987	511,345
REV Group, Inc.	3,549	27,789
Rexnord Corp.	13,046	380,421
Samsung Heavy Industries Company, Ltd. (A)	86,438	420,492
Sandvik AB	156,344	2,606,167
Schindler Holding AG	2,524	544,483
Schindler Holding AG, Participation Certificates	5,620	1,260,247
Sinotruk Hong Kong, Ltd.	91,100	177,097
SKF AB, B Shares	53,440	944,876
SMC Corp.	7,296	2,908,238
Snap-on, Inc.	5,677	821,746
Spartan Motors, Inc.	4,257	62,791
Spirax-Sarco Engineering PLC	5,086	557,240
SPX Corp. (A)	5,357	224,619
SPX FLOW, Inc. (A)	5,170	190,153
Standex International Corp. (C)	1,530	97,048
Stanley Black & Decker, Inc.	15,735	2,261,120
Sumitomo Heavy Industries, Ltd.	14,400	310,679
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Techtronic Industries Company, Ltd.	86,000	$713,503
Tennant Company	2,202	157,531
Terex Corp.	24,649	542,524
The Eastern Company	728	18,542
The Gorman-Rupp Company	2,192	70,122
The Greenbrier Companies, Inc.	4,028	97,598
The Manitowoc Company, Inc. (A)	4,455	55,554
The Timken Company	17,378	779,230
The Toro Company	27,327	1,951,968
The Weir Group PLC	18,568	313,624
THK Company, Ltd.	15,700	355,108
Titan International, Inc.	7,222	16,033
TriMas Corp. (A)	5,538	140,388
Trinity Industries, Inc.	25,160	512,006
Twin Disc, Inc. (A)	1,612	12,993
Volvo AB, B Shares	206,288	3,238,029
Wabash National Corp.	6,672	73,259
Wabtec Corp.	18,850	1,294,995
Wartsila OYJ ABP	55,081	575,873
Watts Water Technologies, Inc., Class A	3,349	314,505
Weichai Power Company, Ltd., H Shares	252,980	507,569
Welbilt, Inc. (A)	15,985	211,322
Woodward, Inc.	14,455	1,491,756
Xylem, Inc.	18,641	1,441,695
Yangzijiang Shipbuilding Holdings, Ltd.	101,900	70,702
Yaskawa Electric Corp.	30,900	962,640
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	179,400	151,362
		118,169,119
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	726	688,453
A.P. Moller - Maersk A/S, Series B	1,203	1,213,959
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	325,300	110,196
Costamare, Inc.	6,157	40,205
Eagle Bulk Shipping, Inc. (A)(C)	5,943	19,731
Evergreen Marine Corp. Taiwan, Ltd. (A)	518,748	194,582
Genco Shipping & Trading, Ltd.	2,027	15,567
Kirby Corp. (A)	15,367	979,646
Kuehne + Nagel International AG	7,169	1,049,409
Matson, Inc.	5,319	176,644
MISC BHD	138,400	251,979
Mitsui OSK Lines, Ltd.	15,000	308,977
Nippon Yusen KK	19,500	277,354
Pan Ocean Company, Ltd. (A)	53,990	167,862
Scorpio Bulkers, Inc.	6,967	22,434
		5,516,998
Professional services – 0.6%
51job, Inc., ADR (A)	3,600	269,172
Acacia Research Corp. (A)	7,455	17,147
Adecco Group AG	20,850	1,116,661
ASGN, Inc. (A)	19,845	1,006,340
Barrett Business Services, Inc.	885	53,012
BG Staffing, Inc.	1,317	20,308
Bureau Veritas SA	39,293	967,164
CBIZ, Inc. (A)	6,251	162,776
CRA International, Inc.	966	44,929
Equifax, Inc.	16,629	2,361,983
Experian PLC	63,141	2,101,578
Exponent, Inc.	6,388	470,476
Forrester Research, Inc. (A)	1,344	48,465
Franklin Covey Company (A)	1,244	39,124
FTI Consulting, Inc. (A)	14,220	1,601,030
GP Strategies Corp. (A)	1,778	19,771
Heidrick & Struggles International, Inc.	2,371	52,873

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Huron Consulting Group, Inc. (A)	2,751	$163,244
ICF International, Inc.	2,251	171,031
IHS Markit, Ltd.	55,069	3,923,116
InnerWorkings, Inc. (A)	5,848	18,363
Insperity, Inc.	14,288	961,154
Intertek Group PLC	11,177	762,838
Kelly Services, Inc., Class A	4,111	68,284
Kforce, Inc.	2,531	77,094
Korn Ferry	6,973	243,916
ManpowerGroup, Inc.	15,115	1,147,833
Mistras Group, Inc. (A)	2,422	19,013
Nielsen Holdings PLC	48,865	889,832
Persol Holdings Company, Ltd.	22,800	306,735
Randstad NV	14,952	770,370
Recruit Holdings Company, Ltd.	173,800	6,078,269
RELX PLC	135,088	3,268,430
Resources Connection, Inc.	3,980	49,869
Robert Half International, Inc.	16,145	813,869
SEEK, Ltd.	47,830	655,119
SGS SA	702	1,753,312
Teleperformance	7,847	1,914,286
Thomson Reuters Corp.	32,135	2,387,171
TriNet Group, Inc. (A)	5,524	291,999
TrueBlue, Inc. (A)	4,819	71,707
Upwork, Inc. (A)	7,214	62,509
Verisk Analytics, Inc.	22,505	3,490,751
Willdan Group, Inc. (A)	1,314	40,406
Wolters Kluwer NV	34,518	2,525,388
		43,278,717
Road and rail – 0.9%
ArcBest Corp.	3,240	64,184
Aurizon Holdings, Ltd.	282,886	900,585
Avis Budget Group, Inc. (A)	21,700	702,538
BTS Group Holdings PCL, NVDR	366,700	128,807
Canadian National Railway Company	112,390	9,527,926
Canadian Pacific Railway, Ltd.	21,775	5,396,826
Central Japan Railway Company	18,388	3,022,791
CJ Logistics Corp. (A)	1,797	199,073
ComfortDelGro Corp., Ltd.	88,700	125,762
Covenant Transportation Group, Inc., Class A (A)	1,689	20,437
CSX Corp.	74,823	5,271,280
Daseke, Inc. (A)	6,689	22,074
East Japan Railway Company	38,600	2,948,378
Hankyu Hanshin Holdings, Inc.	29,100	956,694
Heartland Express, Inc.	5,697	102,033
Hertz Global Holdings, Inc. (A)	12,521	160,144
J.B. Hunt Transport Services, Inc.	8,204	791,194
Kansas City Southern	9,537	1,437,035
Keikyu Corp.	27,700	417,876
Keio Corp.	12,820	614,762
Keisei Electric Railway Company, Ltd.	16,135	512,439
Kintetsu Group Holdings Company, Ltd.	21,500	927,362
Knight-Swift Transportation Holdings, Inc. (C)	31,496	1,005,982
Kyushu Railway Company	20,100	608,167
Landstar System, Inc.	10,116	1,021,413
Localiza Rent a Car SA	19,945	220,952
Marten Transport, Ltd.	4,918	96,098
MTR Corp., Ltd.	94,868	542,012
Nagoya Railroad Company, Ltd.	23,300	608,360
Nippon Express Company, Ltd.	10,080	483,434
Norfolk Southern Corp.	25,089	4,574,979
Odakyu Electric Railway Company, Ltd.	36,900	709,143
Old Dominion Freight Line, Inc.	6,144	1,190,707
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Rumo SA (A)	35,600	$168,133
Ryder System, Inc.	13,661	519,664
Saia, Inc. (A)	3,214	280,614
Seibu Holdings, Inc.	24,500	347,455
Tobu Railway Company, Ltd.	24,000	715,420
Tokyu Corp.	63,293	969,900
Union Pacific Corp.	66,795	10,674,509
Universal Logistics Holdings, Inc.	1,123	17,305
Werner Enterprises, Inc.	16,902	567,907
West Japan Railway Company	20,700	1,462,209
		61,034,563
Trading companies and distributors – 0.5%
AerCap Holdings NV (A)	15,600	812,448
Aircastle, Ltd.	6,413	204,254
Applied Industrial Technologies, Inc.	4,733	279,200
Ashtead Group PLC	32,525	1,019,708
Beacon Roofing Supply, Inc. (A)	8,439	250,638
BlueLinx Holdings, Inc. (A)	1,225	14,394
BMC Stock Holdings, Inc. (A)	8,205	201,269
BOC Aviation, Ltd. (B)	26,900	235,181
Brenntag AG	20,491	929,739
Bunzl PLC	22,878	549,350
CAI International, Inc. (A)	2,024	50,074
DXP Enterprises, Inc. (A)	2,059	58,455
EVI Industries, Inc. (A)	610	13,463
Fastenal Company	82,859	2,835,435
Ferguson PLC	15,965	1,391,025
Foundation Building Materials, Inc. (A)	2,377	37,081
GATX Corp.	13,294	950,920
General Finance Corp. (A)	1,710	13,321
GMS, Inc. (A)	4,819	110,114
H&E Equipment Services, Inc.	3,982	94,612
Herc Holdings, Inc. (A)	2,964	108,720
ITOCHU Corp.	172,737	3,914,460
Kaman Corp.	3,379	187,399
Lawson Products, Inc. (A)	547	21,880
Marubeni Corp.	201,300	1,333,229
Mitsubishi Corp.	173,200	4,311,614
Mitsui & Company, Ltd.	212,500	3,509,789
MonotaRO Company, Ltd.	15,900	354,022
MRC Global, Inc. (A)	9,827	85,495
MSC Industrial Direct Company, Inc., Class A	11,547	713,836
NOW, Inc. (A)	41,232	364,079
Posco International Corp.	9,898	122,783
Rush Enterprises, Inc., Class A	3,261	136,701
Rush Enterprises, Inc., Class B	666	27,912
SiteOne Landscape Supply, Inc. (A)	5,042	500,419
Sumitomo Corp.	151,955	2,181,714
Systemax, Inc.	1,566	32,667
Textainer Group Holdings, Ltd. (A)	6,448	53,196
Titan Machinery, Inc. (A)	2,464	24,911
Toyota Tsusho Corp.	27,093	814,149
Transcat, Inc. (A)	913	26,377
Triton International, Ltd.	6,692	230,004
United Rentals, Inc. (A)	10,858	1,438,468
Veritiv Corp. (A)	1,725	20,769
W.W. Grainger, Inc.	6,304	1,749,612
Watsco, Inc.	8,369	1,313,766
Willis Lease Finance Corp. (A)	351	19,902
		33,648,554
Transportation infrastructure – 0.2%
Aena SME SA (B)	8,059	1,298,041
Aeroports de Paris	3,925	583,455
Airports of Thailand PCL, NVDR	231,100	444,944

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Atlantia SpA	41,478	$897,118
Auckland International Airport, Ltd.	64,791	320,109
Bangkok Expressway & Metro PCL, NVDR	392,700	116,740
Beijing Capital International Airport Company, Ltd., H Shares	220,211	173,400
CCR SA	41,015	149,774
China Merchants Port Holdings Company, Ltd.	178,031	264,573
COSCO SHIPPING Ports, Ltd.	223,108	149,911
Fraport AG Frankfurt Airport Services Worldwide	5,343	341,393
Getlink SE	57,848	936,647
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	43,100	466,408
Grupo Aeroportuario del Sureste SAB de CV, B Shares	25,420	423,279
International Container Terminal Services, Inc.	126,460	265,812
Japan Airport Terminal Company, Ltd.	6,500	252,674
Jasa Marga Persero Tbk PT	49,254	16,332
Jiangsu Expressway Company, Ltd., H Shares	154,055	179,432
Kamigumi Company, Ltd.	13,600	262,432
Malaysia Airports Holdings BHD	98,422	154,837
Promotora y Operadora de Infraestructura SAB de CV	28,050	274,814
SATS, Ltd.	26,000	75,909
Shenzhen Expressway Company, Ltd., H Shares	90,000	109,588
Shenzhen International Holdings, Ltd.	125,000	241,739
Sydney Airport	156,423	799,387
Taiwan High Speed Rail Corp.	429,632	484,610
TAV Havalimanlari Holding AS	9,004	29,496
Transurban Group	387,847	3,781,934
Westports Holdings BHD	84,700	69,904
Zhejiang Expressway Company, Ltd., H Shares	192,982	147,039
		13,711,731
		607,479,546
Information technology – 18.7%
Communications equipment – 0.7%
Acacia Communications, Inc. (A)	4,679	320,558
Accton Technology Corp.	113,000	596,141
ADTRAN, Inc.	6,246	50,249
Applied Optoelectronics, Inc. (A)(C)	2,542	22,700
Arista Networks, Inc. (A)	7,682	1,483,548
BYD Electronic International Company, Ltd. (C)	90,300	174,558
CalAmp Corp. (A)	4,288	41,251
Calix, Inc. (A)	6,175	55,575
Casa Systems, Inc. (A)	4,626	15,173
Ciena Corp. (A)	39,656	1,524,773
Cisco Systems, Inc.	600,805	23,990,144
Clearfield, Inc. (A)	1,566	16,788
Comtech Telecommunications Corp.	2,934	82,211
Digi International, Inc. (A)	3,521	46,618
Extreme Networks, Inc. (A)	14,774	74,313
F5 Networks, Inc. (A)	8,610	1,032,770
Harmonic, Inc. (A)	10,866	66,717
Infinera Corp. (A)	22,044	149,899
Inseego Corp. (A)	5,594	38,822
InterDigital, Inc.	11,855	627,011
Juniper Networks, Inc.	47,403	1,005,892
KMW Company, Ltd. (A)	5,113	212,672
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
KVH Industries, Inc. (A)	2,291	$23,872
Lumentum Holdings, Inc. (A)	29,311	2,280,982
Motorola Solutions, Inc.	24,265	4,020,225
NETGEAR, Inc. (A)	3,768	71,102
NetScout Systems, Inc. (A)	25,849	664,319
Nokia OYJ	701,104	2,678,946
Plantronics, Inc.	4,231	58,092
Ribbon Communications, Inc. (A)	8,117	26,218
Telefonaktiebolaget LM Ericsson, B Shares	423,970	3,400,548
ViaSat, Inc. (A)	14,784	850,080
Viavi Solutions, Inc. (A)	28,447	375,216
ZTE Corp., H Shares (A)	98,915	420,687
		46,498,670
Electronic equipment, instruments and components – 1.3%
AAC Technologies Holdings, Inc.	96,100	641,670
Akoustis Technologies, Inc. (A)(C)	3,352	24,268
Alps Alpine Company, Ltd.	26,600	405,115
Amphenol Corp., Class A	41,990	3,849,643
Anixter International, Inc. (A)	3,756	366,248
Arlo Technologies, Inc. (A)	10,151	33,295
Arrow Electronics, Inc. (A)	20,879	1,400,146
AU Optronics Corp.	1,916,851	593,201
Avnet, Inc.	25,882	794,060
AVX Corp.	5,883	127,896
Badger Meter, Inc.	3,551	213,806
Bel Fuse, Inc., Class B	1,380	15,787
Belden, Inc.	14,734	588,329
Benchmark Electronics, Inc.	4,553	123,751
CDW Corp.	20,349	2,324,263
China Railway Signal & Communication Corp., Ltd., H Shares (B)	188,500	98,379
Cognex Corp.	43,809	1,951,253
Coherent, Inc. (A)	6,191	796,844
Corning, Inc.	108,924	2,598,927
CTS Corp.	4,082	106,418
Daktronics, Inc.	4,970	24,452
Delta Electronics, Inc.	436,898	1,980,707
ePlus, Inc. (A)	1,669	126,443
Fabrinet (A)	4,512	248,701
FARO Technologies, Inc. (A)	2,182	124,898
Fitbit, Inc., Class A (A)(C)	28,073	179,386
FLIR Systems, Inc.	18,999	806,888
Foxconn Technology Company, Ltd.	206,180	400,250
Halma PLC	26,374	662,801
Hamamatsu Photonics KK	17,800	694,342
Hexagon AB, B Shares	36,351	1,958,196
Hirose Electric Company, Ltd.	4,130	437,508
Hitachi High-Tech Corp.	8,900	661,048
Hitachi, Ltd.	124,100	4,144,439
Hon Hai Precision Industry Company, Ltd.	2,796,172	7,296,496
II-VI, Inc. (A)	33,431	992,566
Ingenico Group SA	8,145	1,160,901
Innolux Corp.	1,889,300	487,069
Insight Enterprises, Inc. (A)	4,312	237,548
IPG Photonics Corp. (A)	5,036	642,795
Iteris, Inc. (A)	5,538	26,749
Itron, Inc. (A)	4,234	321,107
Jabil, Inc.	35,611	1,141,333
KEMET Corp.	6,988	182,247
Keyence Corp.	23,406	7,473,662
Keysight Technologies, Inc. (A)	26,565	2,517,299
Kimball Electronics, Inc. (A)	3,103	42,046
Kingboard Holdings, Ltd.	87,100	233,429
Kingboard Laminates Holdings, Ltd.	144,000	147,253
Knowles Corp. (A)	9,995	166,117

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Kyocera Corp.	41,400	$2,589,859
Largan Precision Company, Ltd.	22,590	3,195,365
LG Display Company, Ltd.	45,894	521,840
LG Innotek Company, Ltd.	2,837	306,937
Littelfuse, Inc.	6,244	997,042
Methode Electronics, Inc.	4,535	139,043
MTS Systems Corp.	2,278	91,439
Murata Manufacturing Company, Ltd.	73,597	3,855,533
Napco Security Technologies, Inc. (A)	1,415	28,781
National Instruments Corp.	30,237	1,217,946
nLight, Inc. (A)	4,171	68,863
Novanta, Inc. (A)	4,163	371,381
Omron Corp.	24,867	1,331,459
OSI Systems, Inc. (A)	2,065	167,823
PAR Technology Corp. (A)	1,357	35,947
PC Connection, Inc.	1,403	57,060
Plexus Corp. (A)	3,559	236,140
Rogers Corp. (A)	2,288	265,408
Samsung Electro-Mechanics Company, Ltd.	11,057	1,168,047
Samsung SDI Company, Ltd.	10,831	2,632,678
Sanmina Corp. (A)	8,430	221,625
ScanSource, Inc. (A)	3,169	90,095
Shimadzu Corp.	28,600	691,945
Sunny Optical Technology Group Company, Ltd.	94,450	1,534,569
SYNNEX Corp.	10,474	1,309,564
Synnex Technology International Corp.	290,544	357,335
TDK Corp.	16,600	1,582,292
TE Connectivity, Ltd.	47,370	3,925,552
Tech Data Corp. (A)	13,451	1,915,288
Trimble, Inc. (A)	63,865	2,521,390
TTM Technologies, Inc. (A)	12,393	160,985
Venture Corp., Ltd.	11,400	137,396
Vishay Intertechnology, Inc.	50,313	940,853
Vishay Precision Group, Inc. (A)	1,303	35,793
Walsin Technology Corp.	71,000	485,833
WPG Holdings, Ltd.	327,360	415,845
Yageo Corp.	57,726	745,533
Yokogawa Electric Corp.	29,200	474,252
Zebra Technologies Corp., Class A (A)	7,637	1,611,178
Zhen Ding Technology Holding, Ltd.	120,817	454,501
		91,462,390
IT services – 4.2%
Accenture PLC, Class A	111,224	20,085,942
Adyen NV (A)(B)	1,296	1,140,668
Akamai Technologies, Inc. (A)	28,302	2,448,406
Alliance Data Systems Corp.	7,179	616,533
Amadeus IT Group SA	51,713	3,665,990
Atos SE	13,128	987,717
Automatic Data Processing, Inc.	75,782	11,726,507
Brightcove, Inc. (A)	4,967	38,643
Broadridge Financial Solutions, Inc.	20,079	2,095,444
CACI International, Inc., Class A (A)	6,419	1,572,783
Capgemini SE	21,327	2,363,399
Cardtronics PLC, Class A (A)	4,577	166,008
Cass Information Systems, Inc.	1,753	82,303
CGI, Inc. (A)	38,369	2,695,906
Cielo SA	41,124	62,993
Cognizant Technology Solutions Corp., Class A	95,900	5,843,187
Computershare, Ltd.	70,228	711,756
Conduent, Inc. (A)	21,551	70,472
CoreLogic, Inc.	20,385	924,867
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
CSG Systems International, Inc.	4,095	$181,204
DXC Technology Company	44,834	1,080,948
Edenred	32,453	1,698,848
Endurance International Group Holdings, Inc. (A)	9,479	35,357
EVERTEC, Inc.	7,475	221,858
Evo Payments, Inc., Class A (A)	4,424	111,839
ExlService Holdings, Inc. (A)	4,139	308,976
Fidelity National Information Services, Inc.	107,833	15,066,427
Fiserv, Inc. (A)	100,024	10,938,625
FleetCor Technologies, Inc. (A)	15,199	4,039,742
Fujitsu, Ltd.	25,100	2,617,332
Gartner, Inc. (A)	15,667	2,027,153
GDS Holdings, Ltd., ADR (A)	8,300	481,151
Global Payments, Inc.	52,637	9,683,629
GMO Payment Gateway, Inc.	5,200	322,648
GTT Communications, Inc. (A)(C)	4,320	65,405
I3 Verticals, Inc., Class A (A)	1,843	53,410
IBM Corp.	155,109	20,187,436
International Money Express, Inc. (A)	2,245	21,148
Itochu Techno-Solutions Corp.	11,900	333,311
Jack Henry & Associates, Inc.	13,475	2,044,697
KBR, Inc.	53,787	1,396,311
Leidos Holdings, Inc.	23,306	2,392,361
Limelight Networks, Inc. (A)	14,289	72,088
LiveRamp Holdings, Inc. (A)	25,652	909,107
ManTech International Corp., Class A	3,290	246,421
Mastercard, Inc., Class A	155,475	45,126,619
MAXIMUS, Inc.	24,214	1,525,966
NEC Corp.	31,600	1,186,347
NIC, Inc.	8,176	149,539
Nomura Research Institute, Ltd.	43,300	950,625
NTT Data Corp.	80,600	961,261
Obic Company, Ltd.	8,300	1,024,768
Otsuka Corp.	13,300	574,479
Paychex, Inc.	55,794	4,322,919
PayPal Holdings, Inc. (A)	205,646	22,207,712
Paysign, Inc. (A)(C)	3,753	30,137
Perficient, Inc. (A)	3,946	161,668
Perspecta, Inc.	52,539	1,311,899
Sabre Corp.	70,210	955,909
Samsung SDS Company, Ltd.	6,880	952,011
Science Applications International Corp.	19,713	1,579,603
Shopify, Inc., Class A (A)	15,542	7,216,305
StarTek, Inc. (A)	2,366	14,740
Sykes Enterprises, Inc. (A)	4,715	149,371
The Hackett Group, Inc.	3,101	47,755
The Western Union Company	73,428	1,644,053
TravelSky Technology, Ltd., H Shares	121,900	241,338
TTEC Holdings, Inc.	1,800	67,374
Tucows, Inc., Class A (A)(C)	1,173	59,929
Unisys Corp. (A)	6,358	98,740
VeriSign, Inc. (A)	18,095	3,433,526
Verra Mobility Corp. (A)(C)	15,289	231,552
Virtusa Corp. (A)	3,593	158,487
Visa, Inc., Class A	299,808	54,493,102
WEX, Inc. (A)	11,097	2,077,802
Wirecard AG (C)	15,617	2,011,648
Wix.com, Ltd. (A)	5,400	723,762
Worldline SA (A)(B)	13,465	1,038,709
		290,566,611
Semiconductors and semiconductor equipment – 4.2%
Adesto Technologies Corp. (A)	3,548	43,498
Advanced Energy Industries, Inc. (A)	4,703	279,711
Advanced Micro Devices, Inc. (A)	163,086	7,417,151

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Advantest Corp.	25,500	$1,173,266
Alpha & Omega Semiconductor, Ltd. (A)	2,620	28,401
Ambarella, Inc. (A)	3,917	232,866
Amkor Technology, Inc. (A)	12,257	127,902
Analog Devices, Inc.	51,353	5,600,045
Applied Materials, Inc.	128,799	7,485,798
ASE Technology Holding Company, Ltd.	774,422	1,795,812
ASM Pacific Technology, Ltd.	18,900	228,564
ASML Holding NV	53,140	14,735,356
Axcelis Technologies, Inc. (A)	4,058	97,351
AXT, Inc. (A)	5,594	19,467
Broadcom, Inc.	55,308	15,078,067
Brooks Automation, Inc.	8,780	302,998
Cabot Microelectronics Corp.	11,039	1,537,512
CEVA, Inc. (A)	2,778	78,923
Cirrus Logic, Inc. (A)	22,008	1,510,629
Cohu, Inc.	5,085	104,090
Cree, Inc. (A)	27,611	1,235,040
Cypress Semiconductor Corp.	94,674	2,186,023
Diodes, Inc. (A)	5,058	222,603
Disco Corp.	3,500	709,588
DSP Group, Inc. (A)	2,806	38,190
Enphase Energy, Inc. (A)	11,342	555,418
First Solar, Inc. (A)	19,455	890,455
FormFactor, Inc. (A)	9,265	207,258
Globalwafers Company, Ltd.	49,000	634,078
Hua Hong Semiconductor, Ltd. (B)	60,100	134,478
Ichor Holdings, Ltd. (A)	2,737	79,154
Impinj, Inc. (A)	2,090	64,268
Infineon Technologies AG	166,917	3,562,612
Inphi Corp. (A)	5,555	414,736
Intel Corp.	606,522	33,674,101
KLA Corp.	22,001	3,381,774
Lam Research Corp.	20,228	5,935,502
Lattice Semiconductor Corp. (A)	15,499	278,207
MACOM Technology Solutions Holdings, Inc. (A)	5,759	145,530
Maxim Integrated Products, Inc.	37,731	2,098,598
MaxLinear, Inc. (A)	8,152	126,030
MediaTek, Inc.	338,752	3,938,107
Microchip Technology, Inc.	33,321	3,022,548
Micron Technology, Inc. (A)	154,356	8,112,951
MKS Instruments, Inc.	13,974	1,400,055
Monolithic Power Systems, Inc.	10,356	1,642,876
Nanya Technology Corp.	272,196	677,542
NeoPhotonics Corp. (A)	4,936	32,627
Novatek Microelectronics Corp.	129,900	817,507
NVE Corp.	606	38,342
NVIDIA Corp.	85,331	23,045,343
NXP Semiconductors NV	34,800	3,956,412
Onto Innovation, Inc. (A)	5,986	182,992
PDF Solutions, Inc. (A)	3,539	51,811
Phison Electronics Corp.	33,884	361,985
Photronics, Inc. (A)	8,097	100,808
Power Integrations, Inc.	3,488	303,630
Powertech Technology, Inc.	167,199	546,906
Qorvo, Inc. (A)	16,198	1,629,195
QUALCOMM, Inc.	159,208	12,465,986
Rambus, Inc. (A)	13,703	191,568
Realtek Semiconductor Corp.	108,584	785,711
Renesas Electronics Corp. (A)	98,600	600,490
Rohm Company, Ltd.	12,000	784,274
Semiconductor Manufacturing International Corp. (A)(C)	400,899	792,321
Semtech Corp. (A)	25,151	993,213
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Silicon Laboratories, Inc. (A)	16,430	$1,457,012
SK Hynix, Inc.	107,414	7,936,882
Skyworks Solutions, Inc.	23,755	2,379,776
SMART Global Holdings, Inc. (A)	1,660	44,554
SolarEdge Technologies, Inc. (A)	12,461	1,554,136
STMicroelectronics NV	91,947	2,537,716
SUMCO Corp.	32,100	486,057
SunPower Corp. (A)(C)	7,986	68,440
Synaptics, Inc. (A)	12,731	840,883
Taiwan Semiconductor Manufacturing Company, Ltd.	5,513,915	56,847,336
Teradyne, Inc.	42,958	2,524,212
Texas Instruments, Inc.	130,336	14,876,551
Tokyo Electron, Ltd.	20,115	4,202,256
Ultra Clean Holdings, Inc. (A)	4,862	101,664
United Microelectronics Corp.	2,495,774	1,245,237
Universal Display Corp.	10,869	1,725,889
Vanguard International Semiconductor Corp.	202,302	482,496
Veeco Instruments, Inc. (A)	6,125	82,014
Win Semiconductors Corp.	76,000	663,351
Winbond Electronics Corp.	669,000	341,161
Xilinx, Inc.	35,062	2,927,326
Xinyi Solar Holdings, Ltd.	423,000	340,256
Xperi Corp.	6,089	104,670
		284,696,125
Software – 4.8%
8x8, Inc. (A)	11,673	215,951
A10 Networks, Inc. (A)	6,640	44,554
ACI Worldwide, Inc. (A)	43,863	1,222,462
Adobe, Inc. (A)	67,428	23,270,751
Agilysys, Inc. (A)	2,559	82,221
Alarm.com Holdings, Inc. (A)	4,601	221,998
Altair Engineering, Inc., Class A (A)	4,930	171,564
American Software, Inc., Class A	3,565	58,644
ANSYS, Inc. (A)	11,921	2,887,147
Appfolio, Inc., Class A (A)	1,956	240,529
Appian Corp. (A)(C)	4,190	184,989
Autodesk, Inc. (A)	30,649	5,850,281
Avaya Holdings Corp. (A)	13,852	179,522
AVEVA Group PLC	4,418	251,325
Benefitfocus, Inc. (A)	3,799	47,412
Blackbaud, Inc.	18,651	1,264,538
BlackBerry, Ltd. (A)	82,822	427,608
Blackline, Inc. (A)	5,327	333,310
Bottomline Technologies DE, Inc. (A)	5,366	237,606
Box, Inc., Class A (A)	17,838	298,787
Cadence Design Systems, Inc. (A)	39,084	2,585,016
CDK Global, Inc.	31,120	1,432,142
Ceridian HCM Holding, Inc. (A)	25,836	1,827,380
ChannelAdvisor Corp. (A)	3,525	33,558
Check Point Software Technologies, Ltd. (A)	14,200	1,473,960
Citrix Systems, Inc.	17,050	1,762,800
Cloudera, Inc. (A)(C)	29,729	264,588
CommVault Systems, Inc. (A)	15,827	659,986
Constellation Software, Inc.	3,138	3,196,867
Cornerstone OnDemand, Inc. (A)	7,056	289,508
CyberArk Software, Ltd. (A)	4,300	450,210
Dassault Systemes SE	17,616	2,795,014
Digimarc Corp. (A)(C)	1,491	29,820
Digital Turbine, Inc. (A)	9,690	59,400
Domo, Inc., Class B (A)	2,250	47,453
Ebix, Inc. (C)	2,885	76,279
eGain Corp. (A)	2,794	22,576

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Envestnet, Inc. (A)	5,949	$449,031
Everbridge, Inc. (A)	4,109	434,157
Fair Isaac Corp. (A)	7,424	2,791,647
Five9, Inc. (A)	7,396	540,130
ForeScout Technologies, Inc. (A)	5,234	170,314
Fortinet, Inc. (A)	19,774	2,018,134
GTY Technology Holdings, Inc. (A)(C)	5,305	28,541
Instructure, Inc. (A)	4,230	206,255
Intelligent Systems Corp. (A)	845	30,986
Intuit, Inc.	36,258	9,639,189
j2 Global, Inc.	17,620	1,538,755
Kingdee International Software Group Company, Ltd.	304,800	400,688
Kingsoft Corp., Ltd. (A)	109,000	360,461
LivePerson, Inc. (A)	7,668	202,895
LogMeIn, Inc.	12,514	1,066,631
Manhattan Associates, Inc. (A)	16,381	1,103,424
Micro Focus International PLC	23,488	223,693
Microsoft Corp.	1,062,625	172,155,876
MicroStrategy, Inc., Class A (A)	1,022	138,134
Mitek Systems, Inc. (A)	4,812	41,913
MobileIron, Inc. (A)	12,615	51,091
Model N, Inc. (A)	4,015	116,435
Nice, Ltd. (A)	7,204	1,178,335
NortonLifeLock, Inc.	79,868	1,519,888
OneSpan, Inc. (A)	4,178	68,979
Open Text Corp. (C)	42,782	1,791,282
Oracle Corp.	301,769	14,925,495
Oracle Corp. Japan	4,800	374,144
Paycom Software, Inc. (A)	6,833	1,931,347
Ping Identity Holding Corp. (A)	1,626	37,626
Progress Software Corp.	5,534	206,363
PROS Holdings, Inc. (A)	4,084	187,006
PTC, Inc. (A)	26,646	2,013,105
Q2 Holdings, Inc. (A)(C)	5,368	404,586
QAD, Inc., Class A	1,372	67,297
Qualys, Inc. (A)	4,169	334,270
Rapid7, Inc. (A)	6,077	281,365
Rosetta Stone, Inc. (A)	2,586	44,660
SailPoint Technologies Holding, Inc. (A)	10,675	270,291
salesforce.com, Inc. (A)	123,551	21,053,090
SAP SE	131,027	16,357,731
SecureWorks Corp., Class A (A)	1,186	16,474
ServiceNow, Inc. (A)	26,270	8,566,384
SharpSpring, Inc. (A)	1,467	16,724
ShotSpotter, Inc. (A)	1,093	38,911
SPS Commerce, Inc. (A)	4,355	229,073
SVMK, Inc. (A)	10,756	196,082
Synchronoss Technologies, Inc. (A)	5,215	25,658
Synopsys, Inc. (A)	20,940	2,888,254
Telaria, Inc. (A)	5,488	67,063
Telenav, Inc. (A)	4,439	26,479
Temenos AG (A)	8,793	1,257,198
Tenable Holdings, Inc. (A)	4,689	114,974
Teradata Corp. (A)	28,839	575,050
The Sage Group PLC	74,477	659,805
TiVo Corp.	15,553	117,736
Trend Micro, Inc.	16,000	794,036
Tyler Technologies, Inc. (A)	9,994	3,131,620
Upland Software, Inc. (A)	2,831	110,154
Varonis Systems, Inc. (A)	3,662	293,766
Verint Systems, Inc. (A)	8,147	447,107
VirnetX Holding Corp. (A)	8,029	45,043
WiseTech Global, Ltd. (C)	20,523	206,930
Workiva, Inc. (A)	4,587	196,048
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Yext, Inc. (A)(C)	11,707	$177,478
Zix Corp. (A)	6,922	54,545
Zuora, Inc., Class A (A)	10,938	144,819
		331,650,407
Technology hardware, storage and peripherals – 3.5%
3D Systems Corp. (A)(C)	14,528	133,076
Acer, Inc.	651,008	344,380
Advantech Company, Ltd.	77,764	744,027
Apple, Inc.	591,515	161,696,540
Asustek Computer, Inc.	159,354	1,066,051
Avid Technology, Inc. (A)	3,677	27,173
Brother Industries, Ltd.	28,800	510,136
Canon, Inc.	127,896	3,218,795
Catcher Technology Company, Ltd.	146,475	1,098,865
Chicony Electronics Company, Ltd.	129,224	350,150
Compal Electronics, Inc.	918,148	553,549
Diebold Nixdorf, Inc. (A)	9,635	67,638
FUJIFILM Holdings Corp.	46,315	2,249,165
Hewlett Packard Enterprise Company	183,262	2,343,921
HP, Inc.	209,874	4,363,280
Immersion Corp. (A)	4,176	29,190
Inventec Corp.	555,495	416,223
Konica Minolta, Inc.	57,600	315,191
Legend Holdings Corp., H Shares (B)	49,400	85,557
Lenovo Group, Ltd.	949,764	597,715
Lite-On Technology Corp.	469,018	667,735
Micro-Star International Company, Ltd.	151,300	442,871
NCR Corp. (A)	32,710	824,292
NetApp, Inc.	32,322	1,510,084
Pegatron Corp.	438,500	892,213
Quanta Computer, Inc.	603,000	1,216,316
Ricoh Company, Ltd.	85,900	802,177
Samsung Electronics Company, Ltd.	938,651	42,249,947
Seagate Technology PLC	32,742	1,569,979
Seiko Epson Corp.	35,969	504,274
Stratasys, Ltd. (A)(C)	6,456	103,296
Western Digital Corp.	42,120	2,340,187
Wistron Corp.	632,580	555,063
Wiwynn Corp.	17,000	397,016
Xerox Holdings Corp.	26,331	847,858
Xiaomi Corp., Class B (A)(B)	1,028,300	1,686,976
		236,820,906
		1,281,695,109
Materials – 4.2%
Chemicals – 2.3%
A. Schulman, Inc. (A)(D)	3,214	1,392
Advanced Emissions Solutions, Inc.	2,161	19,211
AdvanSix, Inc. (A)	3,540	51,436
Air Liquide SA	63,200	8,608,671
Air Products & Chemicals, Inc.	33,403	7,335,633
Air Water, Inc.	23,300	309,099
Akzo Nobel NV	28,368	2,269,736
Albemarle Corp. (C)	16,067	1,315,084
American Vanguard Corp.	3,695	56,349
Amyris, Inc. (A)(C)	7,739	24,649
Arkema SA	9,348	884,316
Asahi Kasei Corp.	162,400	1,330,050
Ashland Global Holdings, Inc.	15,439	1,104,506
Balchem Corp.	3,994	377,273
Barito Pacific Tbk PT (A)	683,900	47,404
BASF SE	122,438	7,246,392
Cabot Corp.	14,606	545,972
Celanese Corp.	18,317	1,717,036
CF Industries Holdings, Inc.	32,949	1,214,500

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Chase Corp.	903	$80,177
Chr. Hansen Holding A/S	19,527	1,407,772
Clariant AG (A)	26,688	566,058
Corteva, Inc.	113,408	3,084,698
Covestro AG (B)	23,271	901,695
Croda International PLC	8,738	516,498
Daicel Corp.	32,000	274,881
Dow, Inc.	112,361	4,540,508
DuPont de Nemours, Inc.	112,257	4,815,825
Eastman Chemical Company	20,606	1,267,475
Ecolab, Inc.	38,000	6,857,100
EMS-Chemie Holding AG	1,080	633,980
Evonik Industries AG	28,029	701,554
Ferro Corp. (A)	10,233	118,907
Flotek Industries, Inc. (A)	7,962	12,580
FMC Corp.	19,641	1,828,577
Formosa Chemicals & Fibre Corp.	786,471	2,111,626
Formosa Plastics Corp.	1,000,040	2,985,353
FutureFuel Corp.	3,473	35,320
GCP Applied Technologies, Inc. (A)	6,790	132,201
Givaudan SA	1,239	3,860,012
Hawkins, Inc.	1,257	44,938
HB Fuller Company	6,275	246,168
Hitachi Chemical Company, Ltd.	13,400	567,470
Incitec Pivot, Ltd.	230,887	415,815
Indorama Ventures PCL, NVDR (C)	92,400	78,470
Ingevity Corp. (A)	15,919	716,992
Innospec, Inc.	2,986	258,408
International Flavors & Fragrances, Inc. (C)	16,180	1,938,040
Intrepid Potash, Inc. (A)	12,739	22,548
Israel Chemicals, Ltd.	84,458	307,207
Johnson Matthey PLC	13,719	449,667
JSR Corp.	24,900	432,889
Kaneka Corp.	500	13,398
Kansai Paint Company, Ltd.	22,600	490,378
KCC Corp.	969	132,376
Koninklijke DSM NV	22,614	2,550,685
Koppers Holdings, Inc. (A)	2,348	51,327
Kraton Corp. (A)	3,929	39,761
Kronos Worldwide, Inc.	2,924	29,211
Kumho Petrochemical Company, Ltd.	3,700	183,019
Kuraray Company, Ltd.	41,000	426,328
LANXESS AG	11,219	597,294
LG Chem, Ltd.	9,048	2,741,280
Linde PLC	81,400	15,548,214
Livent Corp. (A)	18,534	165,509
Lotte Chemical Corp.	3,402	531,988
LyondellBasell Industries NV, Class A	38,903	2,780,008
Methanex Corp.	10,825	311,625
Minerals Technologies, Inc.	13,261	595,021
Mitsubishi Chemical Holdings Corp.	164,550	1,100,078
Mitsubishi Gas Chemical Company, Inc.	20,800	311,215
Mitsui Chemicals, Inc.	24,000	516,660
Nan Ya Plastics Corp.	1,148,610	2,566,186
NewMarket Corp.	1,893	735,601
Nippon Paint Holdings Company, Ltd.	18,700	845,909
Nissan Chemical Corp.	15,900	667,783
Nitto Denko Corp.	20,444	1,016,547
Novozymes A/S, B Shares	39,682	2,034,319
Nutrien, Ltd.	89,885	3,632,901
OCI Company, Ltd. (A)	3,835	157,400
Olin Corp.	40,932	662,689
OMNOVA Solutions, Inc. (A)	5,593	56,545
Orbia Advance Corp. SAB de CV	129,480	254,908
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Orica, Ltd.	54,194	$708,414
Orion Engineered Carbons SA	7,567	107,527
Petronas Chemicals Group BHD	245,045	316,164
PolyOne Corp.	32,630	807,919
PPG Industries, Inc.	35,832	3,742,652
PQ Group Holdings, Inc. (A)	4,698	62,342
PTT Global Chemical PCL, NVDR	126,300	168,043
Quaker Chemical Corp.	1,620	255,263
Rayonier Advanced Materials, Inc.	6,712	16,444
RPM International, Inc.	33,243	2,131,209
Sasol, Ltd.	48,004	586,337
Sensient Technologies Corp.	16,050	789,339
Shin-Etsu Chemical Company, Ltd.	46,737	5,171,302
Showa Denko KK	17,400	373,965
Sika AG	17,222	3,082,799
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	438,199	113,609
Solvay SA	2,593	236,633
Stepan Company	2,504	219,926
Sumitomo Chemical Company, Ltd.	191,000	696,002
Symrise AG	17,078	1,673,506
Taiyo Nippon Sanso Corp.	16,500	294,354
Teijin, Ltd.	22,600	370,587
The Chemours Company	41,913	622,827
The Mosaic Company	52,983	902,300
The Scotts Miracle-Gro Company	10,157	1,076,540
The Sherwin-Williams Company	12,449	6,433,021
Toray Industries, Inc.	177,600	1,020,311
Tosoh Corp.	34,100	461,481
Trecora Resources (A)	3,106	17,549
Tredegar Corp.	3,274	55,854
Trinseo SA	4,877	106,709
Tronox Holdings PLC, Class A	11,421	83,830
Umicore SA	6,692	281,805
Valvoline, Inc.	48,295	941,753
Yara International ASA	9,120	334,836
		152,679,433
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd., H Shares	161,110	1,206,583
Asia Cement Corp.	489,687	712,434
BBMG Corp., H Shares	275,000	78,699
Boral, Ltd.	168,160	501,973
Cemex SAB de CV	1,857,588	605,889
China National Building Material Company, Ltd., H Shares	514,900	611,973
China Resources Cement Holdings, Ltd.	323,900	416,158
CRH PLC	105,412	3,556,199
Eagle Materials, Inc.	10,672	842,341
Fletcher Building, Ltd.	58,661	191,492
Forterra, Inc. (A)	2,447	33,132
Grupo Argos SA	26,010	110,863
HeidelbergCement AG	19,848	1,189,511
Indocement Tunggal Prakarsa Tbk PT	46,320	49,618
James Hardie Industries PLC, CHESS Depositary Interest	63,369	1,184,168
LafargeHolcim, Ltd. (A)	66,679	3,103,470
Martin Marietta Materials, Inc.	9,471	2,154,937
POSCO Chemical Company, Ltd.	4,805	220,243
Semen Indonesia Persero Tbk PT	78,092	58,290
Summit Materials, Inc., Class A (A)	13,914	271,880
Taiheiyo Cement Corp.	15,600	384,960
Taiwan Cement Corp.	1,098,367	1,516,867
The Siam Cement PCL, NVDR	42,600	424,297
U.S. Concrete, Inc. (A)	1,983	53,224

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
United States Lime & Minerals, Inc.	262	$21,104
Vulcan Materials Company	20,056	2,411,935
		21,912,240
Containers and packaging – 0.3%
Amcor PLC (C)	245,506	2,288,116
AptarGroup, Inc.	16,388	1,656,335
Avery Dennison Corp.	12,653	1,448,642
Ball Corp.	49,571	3,492,773
CCL Industries, Inc., Class B	23,932	790,037
Greif, Inc., Class A	9,853	348,205
Greif, Inc., Class B	798	31,928
International Paper Company	59,419	2,196,126
Klabin SA	23,442	100,910
Myers Industries, Inc.	4,485	60,861
O-I Glass, Inc.	39,896	430,877
Packaging Corp. of America	14,344	1,299,853
Sealed Air Corp.	23,415	709,709
Silgan Holdings, Inc.	19,877	569,079
Smurfit Kappa Group PLC	29,913	1,007,765
Sonoco Products Company	25,660	1,237,069
Toyo Seikan Group Holdings, Ltd.	18,100	288,626
UFP Technologies, Inc. (A)	852	42,029
Westrock Company	39,079	1,299,377
		19,298,317
Metals and mining – 1.2%
1911 Gold Corp. (A)	2,060	471
Agnico Eagle Mines, Ltd.	36,922	1,751,955
AK Steel Holding Corp. (A)	39,643	91,575
Allegheny Technologies, Inc. (A)(C)	47,904	818,679
Alumina, Ltd.	344,642	441,176
Aluminum Corp. of China, Ltd., H Shares (A)	530,880	143,929
Anglo American Platinum, Ltd.	4,468	300,735
Anglo American PLC	72,022	1,694,494
AngloGold Ashanti, Ltd.	34,754	618,908
Antofagasta PLC	27,711	273,903
ArcelorMittal SA	89,737	1,277,848
Barrick Gold Corp.	275,597	5,256,311
BHP Group PLC	146,938	2,685,415
BHP Group, Ltd.	422,140	9,175,388
BlueScope Steel, Ltd.	74,171	580,045
Boliden AB	38,162	801,448
Carpenter Technology Corp.	18,064	663,852
Century Aluminum Company (A)	6,477	37,567
China Hongqiao Group, Ltd.	223,800	122,393
China Molybdenum Company, Ltd., H Shares	496,500	189,738
China Steel Corp.	2,616,958	1,984,137
China Zhongwang Holdings, Ltd.	215,400	72,963
Cia de Minas Buenaventura SAA, ADR	25,100	279,865
Cia Siderurgica Nacional SA	21,166	52,916
Cleveland-Cliffs, Inc. (C)	33,192	192,846
Coeur Mining, Inc. (A)	29,392	122,271
Commercial Metals Company	44,981	821,353
Compass Minerals International, Inc.	12,907	704,077
Eregli Demir ve Celik Fabrikalari TAS	74,844	99,858
Evraz PLC	34,284	146,405
First Quantum Minerals, Ltd.	108,120	799,069
Fortescue Metals Group, Ltd.	199,129	1,330,057
Franco-Nevada Corp.	29,316	3,147,279
Freeport-McMoRan, Inc.	219,862	2,189,826
Glencore PLC (A)	756,286	1,908,979
Gold Fields, Ltd.	68,952	419,351
Gold Resource Corp.	7,876	31,662
Grupo Mexico SAB de CV, Series B	429,500	1,014,888
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Haynes International, Inc.	1,568	$39,686
Hecla Mining Company	60,577	159,923
Hitachi Metals, Ltd.	27,600	397,561
Hyundai Steel Company	15,934	316,566
Impala Platinum Holdings, Ltd. (A)	68,002	552,732
Industrias Penoles SAB de CV	16,155	145,307
JFE Holdings, Inc.	62,800	575,370
Jiangxi Copper Company, Ltd., H Shares	151,825	181,078
Kaiser Aluminum Corp.	1,960	185,318
KGHM Polska Miedz SA (A)	8,616	158,010
Kinross Gold Corp. (A)	194,775	979,498
Kirkland Lake Gold, Ltd.	30,962	998,581
Korea Zinc Company, Ltd. (A)	1,666	569,998
Kumba Iron Ore, Ltd.	5,450	100,435
Lundin Mining Corp.	107,526	548,745
Maanshan Iron & Steel Company, Ltd., H Shares	94,500	34,821
Maruichi Steel Tube, Ltd.	6,800	164,238
Materion Corp.	2,488	112,806
Mitsubishi Materials Corp.	14,100	319,873
Newcrest Mining, Ltd.	109,796	1,801,092
Newmont Corp.	124,233	5,544,519
Nippon Steel Corp.	102,878	1,151,579
Norsk Hydro ASA	71,880	209,331
Northam Platinum, Ltd. (A)	29,804	216,518
Novagold Resources, Inc. (A)	28,701	229,034
Nucor Corp.	45,947	1,899,908
Olympic Steel, Inc.	1,280	15,424
POSCO	15,520	2,492,838
Press Metal Aluminium Holdings BHD	139,800	156,768
Reliance Steel & Aluminum Company	17,087	1,747,829
Rio Tinto PLC	78,701	3,705,212
Rio Tinto, Ltd.	53,234	3,059,081
Royal Gold, Inc.	16,814	1,622,047
Ryerson Holding Corp. (A)	2,125	17,701
Schnitzer Steel Industries, Inc., Class A	3,225	53,148
Sibanye Stillwater, Ltd. (A)	192,176	387,678
South32, Ltd.	715,171	1,016,359
Southern Copper Corp.	10,800	363,420
Steel Dynamics, Inc.	55,231	1,470,802
Sumitomo Metal Mining Company, Ltd.	29,900	736,516
SunCoke Energy, Inc.	9,474	43,675
Teck Resources, Ltd., Class B	78,273	787,249
thyssenkrupp AG (A)	53,699	526,536
TimkenSteel Corp. (A)	5,180	26,263
United States Steel Corp. (C)	43,589	349,584
Vale SA	107,571	1,065,872
voestalpine AG (C)	17,805	387,699
Warrior Met Coal, Inc.	6,238	110,537
Wheaton Precious Metals Corp.	69,343	1,971,929
Worthington Industries, Inc.	14,261	453,500
Zhaojin Mining Industry Company, Ltd., H Shares	126,600	150,191
Zijin Mining Group Company, Ltd., H Shares	738,329	333,198
		82,887,215
Paper and forest products – 0.1%
Boise Cascade Company	4,819	170,978
Clearwater Paper Corp. (A)	2,093	57,076
Domtar Corp.	14,682	422,401
Empresas CMPC SA	145,019	295,868
Indah Kiat Pulp & Paper Corp. Tbk PT	69,300	27,861
Lee & Man Paper Manufacturing, Ltd.	177,500	141,335
Louisiana-Pacific Corp.	44,588	1,268,529
Mondi PLC	33,917	688,841

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Neenah, Inc.	2,087	$120,566
Nine Dragons Paper Holdings, Ltd.	218,200	262,120
Oji Holdings Corp.	110,900	525,255
Pabrik Kertas Tjiwi Kimia Tbk PT	35,100	14,946
PH Glatfelter Company	5,478	78,116
Schweitzer-Mauduit International, Inc.	3,829	129,114
Stora Enso OYJ, R Shares	72,772	862,416
Suzano SA	18,267	155,796
UPM-Kymmene OYJ	66,644	2,050,783
Verso Corp., Class A (A)	4,372	71,307
West Fraser Timber Company, Ltd.	8,513	317,878
		7,661,186
		284,438,391
Real estate – 3.4%
Equity real estate investment trusts – 2.7%
Acadia Realty Trust	10,391	237,330
Agree Realty Corp.	5,023	360,752
Alexander & Baldwin, Inc.	8,714	163,823
Alexander's, Inc.	268	83,348
Alexandria Real Estate Equities, Inc.	16,396	2,490,224
American Assets Trust, Inc.	5,975	247,664
American Campus Communities, Inc.	35,224	1,530,131
American Finance Trust, Inc.	13,375	139,100
American Tower Corp.	59,237	13,434,952
Apartment Investment & Management Company, A Shares	19,912	952,590
Armada Hoffler Properties, Inc.	6,588	110,415
Ascendas Real Estate Investment Trust	112,200	248,015
Ashford Hospitality Trust, Inc.	12,788	27,622
AvalonBay Communities, Inc.	18,678	3,746,620
Bluerock Residential Growth REIT, Inc.	3,140	32,625
Boston Properties, Inc.	19,231	2,479,645
Braemar Hotels & Resorts, Inc.	4,223	31,081
Brixmor Property Group, Inc.	76,353	1,390,388
BRT Apartments Corp.	1,416	22,090
Camden Property Trust	24,823	2,630,742
Canadian Apartment Properties REIT	14,239	595,444
CapitaLand Commercial Trust	103,700	139,029
CapitaLand Mall Trust	99,400	163,062
CareTrust REIT, Inc.	11,977	249,960
CatchMark Timber Trust, Inc., Class A	6,356	58,412
CBL & Associates Properties, Inc.	23,796	12,631
Cedar Realty Trust, Inc.	11,744	30,417
Chatham Lodging Trust	5,867	81,786
City Office REIT, Inc.	6,386	74,078
Clipper Realty, Inc.	2,314	26,079
Community Healthcare Trust, Inc.	2,273	108,263
CoreCivic, Inc.	45,482	673,588
CorEnergy Infrastructure Trust, Inc.	1,595	55,666
CorePoint Lodging, Inc.	5,530	44,019
CoreSite Realty Corp.	9,661	1,002,136
Corporate Office Properties Trust	28,726	727,917
Cousins Properties, Inc.	37,622	1,342,729
Covivio	5,995	638,042
Crown Castle International Corp.	55,603	7,967,354
CyrusOne, Inc.	29,019	1,757,971
Daiwa House REIT Investment Corp.	231	577,659
Dexus	156,062	1,243,221
DiamondRock Hospitality Company	25,038	228,347
Digital Realty Trust, Inc.	27,913	3,352,630
Diversified Healthcare Trust	90,868	571,560
Douglas Emmett, Inc.	42,254	1,613,258
Duke Realty Corp.	49,157	1,596,128
Easterly Government Properties, Inc.	9,435	224,270
EastGroup Properties, Inc.	14,411	1,811,895
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
EPR Properties	20,113	$1,191,494
Equinix, Inc.	11,405	6,532,784
Equity Residential	46,683	3,505,893
Essential Properties Realty Trust, Inc.	9,525	218,218
Essex Property Trust, Inc.	8,838	2,504,336
Extra Space Storage, Inc.	17,320	1,738,235
Farmland Partners, Inc.	3,874	22,895
Federal Realty Investment Trust	9,393	1,092,782
Fibra Uno Administracion SA de CV	389,800	590,354
First Capital Real Estate Investment Trust	20,078	299,468
First Industrial Realty Trust, Inc.	48,096	1,851,696
Fortress REIT, Ltd., Class A	85,775	89,943
Four Corners Property Trust, Inc.	8,466	242,890
Franklin Street Properties Corp.	13,088	93,317
Front Yard Residential Corp.	6,372	80,797
Gecina SA	6,064	1,079,611
Getty Realty Corp.	4,117	116,676
Gladstone Commercial Corp.	3,989	75,272
Gladstone Land Corp.	2,647	35,549
Global Medical REIT, Inc.	4,003	55,922
Global Net Lease, Inc.	10,741	198,171
Goodman Group	235,316	2,310,394
Growthpoint Properties, Ltd.	247,142	283,163
H&R Real Estate Investment Trust	26,478	382,893
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,910	268,545
Healthcare Realty Trust, Inc.	50,136	1,719,665
Healthpeak Properties, Inc.	66,193	2,094,347
Hersha Hospitality Trust	4,580	52,807
Highwoods Properties, Inc.	26,595	1,193,584
Host Hotels & Resorts, Inc.	95,913	1,388,820
ICADE	3,839	384,581
Independence Realty Trust, Inc.	11,198	148,485
Industrial Logistics Properties Trust	8,072	166,768
Innovative Industrial Properties, Inc.	1,392	127,980
Investors Real Estate Trust	1,455	102,505
Iron Mountain, Inc.	38,402	1,167,805
iStar, Inc.	7,398	111,932
Japan Prime Realty Investment Corp.	95	418,952
Japan Real Estate Investment Corp.	165	1,128,294
Japan Retail Fund Investment Corp.	325	616,105
JBG SMITH Properties	30,257	1,109,827
Jernigan Capital, Inc.	2,772	49,674
Kilroy Realty Corp.	25,002	1,817,395
Kimco Realty Corp.	56,468	979,720
Kite Realty Group Trust	10,365	167,395
Klepierre SA	26,144	785,110
Lamar Advertising Company, Class A	22,049	1,846,383
Land Securities Group PLC	47,892	516,185
Lexington Realty Trust	28,759	298,231
Life Storage, Inc.	11,959	1,290,496
Link REIT	129,725	1,210,982
LTC Properties, Inc.	4,900	219,667
Mack-Cali Realty Corp.	34,101	647,237
Mapletree Commercial Trust	76,900	116,557
Medical Properties Trust, Inc.	132,645	2,802,789
Mid-America Apartment Communities, Inc.	15,255	1,971,861
Mirvac Group	561,961	1,117,816
Monmouth Real Estate Investment Corp.	11,557	164,109
National Health Investors, Inc.	5,137	419,847
National Retail Properties, Inc.	43,999	2,237,349
National Storage Affiliates Trust	7,383	249,102
New Senior Investment Group, Inc.	10,663	64,724
NexPoint Residential Trust, Inc.	2,328	103,596
Nippon Building Fund, Inc.	169	1,263,488

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Nippon Prologis REIT, Inc.	248	$671,654
Nomura Real Estate Master Fund, Inc.	512	812,376
Office Properties Income Trust	6,042	176,003
Omega Healthcare Investors, Inc.	56,013	2,218,115
One Liberty Properties, Inc.	2,095	50,490
Orix JREIT, Inc.	328	620,534
Park Hotels & Resorts, Inc.	61,367	1,120,561
Pebblebrook Hotel Trust	49,637	1,003,164
Pennsylvania Real Estate Investment Trust	9,468	22,344
Physicians Realty Trust	23,018	434,119
Piedmont Office Realty Trust, Inc., Class A	15,509	334,839
PotlatchDeltic Corp.	25,510	937,237
Preferred Apartment Communities, Inc., Class A	5,690	54,283
Prologis, Inc.	98,730	8,320,964
PS Business Parks, Inc.	7,570	1,124,524
Public Storage	20,090	4,201,221
QTS Realty Trust, Inc., Class A	6,893	387,180
Rayonier, Inc.	33,149	879,443
Realty Income Corp.	43,587	3,155,263
Redefine Properties, Ltd.	445,336	155,328
Regency Centers Corp.	22,409	1,287,173
Retail Opportunity Investments Corp.	14,132	211,980
Retail Value, Inc.	1,981	55,052
Rexford Industrial Realty, Inc.	13,561	634,248
RioCan Real Estate Investment Trust	27,886	520,843
RLJ Lodging Trust	21,186	279,867
RPT Realty	9,720	125,971
Ryman Hospitality Properties, Inc.	5,689	395,442
Sabra Health Care REIT, Inc.	73,209	1,431,236
Safehold, Inc.	1,333	72,808
Saul Centers, Inc.	1,533	65,934
SBA Communications Corp.	15,059	3,991,990
Scentre Group	760,200	1,722,465
Segro PLC	74,231	786,960
Seritage Growth Properties, Class A	4,228	145,359
Service Properties Trust	42,186	762,723
Simon Property Group, Inc.	41,039	5,051,080
SL Green Realty Corp.	10,902	855,153
SmartCentres Real Estate Investment Trust	14,640	313,905
Spirit Realty Capital, Inc.	25,566	1,163,253
STAG Industrial, Inc.	16,094	450,310
Stockland	340,487	1,052,534
Summit Hotel Properties, Inc.	12,947	120,019
Sunstone Hotel Investors, Inc.	27,836	304,804
Suntec Real Estate Investment Trust	69,400	85,099
Tanger Factory Outlet Centers, Inc.	11,502	137,794
Taubman Centers, Inc.	15,694	817,030
Terreno Realty Corp.	7,969	437,259
The British Land Company PLC	60,389	391,162
The GEO Group, Inc.	46,057	674,274
The GPT Group	276,592	1,045,388
The Macerich Company	28,246	576,783
UDR, Inc.	39,192	1,762,856
UMH Properties, Inc.	4,665	67,689
Unibail-Rodamco-Westfield	9,398	1,127,839
Unibail-Rodamco-Westfield, Stapled Shares	9,122	1,094,717
United Urban Investment Corp.	370	592,271
Uniti Group, Inc.	23,444	228,813
Universal Health Realty Income Trust	1,587	170,952
Urban Edge Properties	43,889	711,002
Urstadt Biddle Properties, Inc., Class A	3,711	76,484
Ventas, Inc.	49,848	2,680,327
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Vicinity Centres	453,966	$642,943
Vornado Realty Trust	21,185	1,135,092
Washington Prime Group, Inc.	23,732	65,263
Washington Real Estate Investment Trust	9,989	268,205
Weingarten Realty Investors	31,006	834,992
Welltower, Inc.	54,265	4,060,107
Weyerhaeuser Company	99,652	2,588,959
Whitestone REIT	4,904	60,270
Xenia Hotels & Resorts, Inc.	14,158	211,804
		185,486,301
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	13,100	185,578
Agile Group Holdings, Ltd.	180,600	258,214
Aroundtown SA	118,996	1,033,829
Ayala Land, Inc.	929,370	715,746
Azrieli Group, Ltd.	5,326	387,386
BR Malls Participacoes SA	24,819	90,687
Bumi Serpong Damai Tbk PT (A)	221,100	15,743
CapitaLand, Ltd.	107,300	274,889
CBRE Group, Inc., Class A (A)	44,769	2,513,332
Central Pattana PCL, NVDR	123,400	210,765
China Aoyuan Group, Ltd.	161,000	237,852
China Evergrande Group	243,035	556,793
China Jinmao Holdings Group, Ltd.	700,400	522,438
China Overseas Land & Investment, Ltd.	511,297	1,751,008
China Resources Land, Ltd.	368,705	1,750,758
China Vanke Company, Ltd., H Shares	199,300	780,478
CIFI Holdings Group Company, Ltd.	370,700	291,449
City Developments, Ltd.	20,000	142,949
CK Asset Holdings, Ltd.	161,198	1,028,922
Consolidated-Tomoka Land Company	629	36,174
Country Garden Holdings Company, Ltd.	1,011,167	1,373,728
Cushman & Wakefield PLC (A)	13,734	249,821
Daito Trust Construction Company, Ltd.	9,100	925,543
Daiwa House Industry Company, Ltd.	72,400	1,997,981
Dalian Wanda Commercial Properties Company, Ltd., H Shares (A)(B)	37,400	253,332
Deutsche Wohnen SE	47,528	1,940,221
eXp World Holdings, Inc. (A)(C)	2,696	25,774
Forestar Group, Inc. (A)	1,428	25,547
FRP Holdings, Inc. (A)	935	42,290
Guangzhou R&F Properties Company, Ltd., H Shares	172,600	272,134
Hang Lung Properties, Ltd.	124,000	275,246
Henderson Land Development Company, Ltd.	88,376	412,551
Highwealth Construction Corp.	168,687	248,644
Hongkong Land Holdings, Ltd.	72,500	359,516
Hulic Company, Ltd.	38,000	423,280
Jones Lang LaSalle, Inc.	13,211	1,952,189
Kaisa Group Holdings, Ltd. (A)	328,800	149,683
Kennedy-Wilson Holdings, Inc.	15,354	310,304
Kerry Properties, Ltd.	40,268	115,991
KWG Group Holdings, Ltd. (A)	171,000	256,763
Land & Houses PCL, NVDR	452,300	122,072
Lendlease Group	81,146	943,935
Logan Property Holdings Company, Ltd.	182,500	318,782
Longfor Group Holdings, Ltd. (B)	236,300	1,117,629
Marcus & Millichap, Inc. (A)	2,893	92,460
Megaworld Corp.	1,412,700	94,605
Mitsubishi Estate Company, Ltd.	151,400	2,583,872
Mitsui Fudosan Company, Ltd.	114,204	2,621,058
Multiplan Empreendimentos Imobiliarios SA	8,701	59,383
NEPI Rockcastle PLC	31,842	235,702

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
New World Development Company, Ltd.	377,257	$494,274
Newmark Group, Inc., Class A	18,002	171,919
Nomura Real Estate Holdings, Inc.	16,100	347,369
Pakuwon Jati Tbk PT	484,200	18,227
Rafael Holdings, Inc., Class B (A)	1,405	26,358
RE/MAX Holdings, Inc., Class A	2,255	65,733
Realogy Holdings Corp.	14,247	132,070
Redfin Corp. (A)	11,157	301,908
Robinsons Land Corp.	263,500	110,153
Ruentex Development Company, Ltd. (A)	124,080	167,088
Seazen Group, Ltd. (A)	234,800	246,784
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	132,551	105,800
Shenzhen Investment, Ltd.	368,900	124,685
Shimao Property Holdings, Ltd.	154,700	567,023
Shui On Land, Ltd.	467,400	93,640
Sino Land Company, Ltd.	186,075	256,710
Sino-Ocean Group Holding, Ltd.	411,358	151,611
SM Prime Holdings, Inc.	1,269,400	957,729
SOHO China, Ltd.	268,000	98,001
Sumitomo Realty & Development Company, Ltd.	42,183	1,314,562
Sun Hung Kai Properties, Ltd.	99,500	1,438,113
Sunac China Holdings, Ltd.	323,700	1,813,216
Swire Pacific, Ltd., Class A	31,000	282,650
Swire Properties, Ltd.	71,000	213,693
Swiss Prime Site AG (A)	9,934	1,198,598
Tejon Ranch Company (A)	2,797	42,179
The RMR Group, Inc., Class A	1,924	71,688
The St. Joe Company (A)	4,224	83,086
The Wharf Holdings, Ltd.	140,125	299,905
Tokyu Fudosan Holdings Corp.	78,600	496,549
UOL Group, Ltd.	20,000	107,256
Vonovia SE	68,097	3,684,593
Wharf Real Estate Investment Company, Ltd.	75,125	346,059
Wheelock & Company, Ltd.	52,000	399,549
Yuexiu Property Company, Ltd.	877,500	181,714
Yuzhou Properties Company, Ltd.	241,600	120,776
Zhenro Properties Group, Ltd.	193,000	126,311
		49,242,605
		234,728,906
Utilities – 4.2%
Electric utilities – 2.4%
ALLETE, Inc.	19,622	1,353,722
Alliant Energy Corp.	50,939	2,654,941
American Electric Power Company, Inc.	104,686	9,344,272
AusNet Services	252,378	279,826
Centrais Eletricas Brasileiras SA	8,800	67,950
CEZ AS	17,761	340,453
Chubu Electric Power Company, Inc.	82,300	1,072,158
CK Infrastructure Holdings, Ltd.	40,500	278,681
CLP Holdings, Ltd.	101,500	1,072,501
Duke Energy Corp.	154,508	14,168,384
Edison International	76,000	5,106,440
EDP - Energias de Portugal SA	325,223	1,518,367
El Paso Electric Company	5,007	339,825
Electricite de France SA	81,315	1,141,374
Emera, Inc.	38,131	1,606,772
Endesa SA	37,509	965,182
Enel Americas SA	4,916,950	830,856
Enel Chile SA	3,615,494	324,733
Enel SpA	681,522	5,720,139
Energisa SA	5,100	61,585
Entergy Corp.	42,197	4,933,251
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Equatorial Energia SA	28,790	$158,761
Evergy, Inc.	48,301	3,156,470
Eversource Energy	68,616	5,932,539
Exelon Corp.	206,024	8,881,695
FirstEnergy Corp.	114,512	5,099,219
Fortis, Inc.	69,781	2,823,992
Fortum OYJ	55,145	1,177,670
Genie Energy, Ltd., B Shares	2,094	14,490
Hawaiian Electric Industries, Inc.	27,935	1,196,735
HK Electric Investments & HK Electric Investments, Ltd.	135,000	135,991
Hydro One, Ltd. (B)	53,531	1,074,409
Iberdrola SA	738,239	8,451,501
IDACORP, Inc.	12,919	1,248,492
Interconexion Electrica SA ESP	42,443	224,324
Korea Electric Power Corp.	50,372	881,433
Kyushu Electric Power Company, Inc.	46,800	338,797
Manila Electric Company	26,810	142,119
Mercury NZ, Ltd.	45,382	136,240
MGE Energy, Inc.	4,378	312,327
NextEra Energy, Inc.	103,589	26,183,156
OGE Energy Corp.	51,315	1,955,102
Orsted A/S (B)	35,066	3,620,172
Otter Tail Corp.	4,960	241,106
PGE Polska Grupa Energetyczna SA (A)	51,000	58,632
Pinnacle West Capital Corp.	23,824	2,132,010
PNM Resources, Inc.	30,232	1,423,323
Portland General Electric Company	10,980	597,422
Power Assets Holdings, Ltd.	84,000	602,566
PPL Corp.	153,236	4,598,612
Red Electrica Corp. SA	50,606	967,246
SSE PLC	70,708	1,390,143
Tenaga Nasional BHD	321,936	929,826
Terna Rete Elettrica Nazionale SpA	114,269	755,402
The Chugoku Electric Power Company, Inc.	34,100	452,689
The Kansai Electric Power Company, Inc.	89,800	967,852
The Southern Company	222,264	13,415,855
Tohoku Electric Power Company, Inc.	53,300	467,812
Tokyo Electric Power Company Holdings, Inc. (A)	194,700	738,811
Verbund AG	10,301	490,657
Xcel Energy, Inc.	111,136	6,925,996
		163,483,006
Gas utilities – 0.3%
AltaGas, Ltd.	43,975	657,536
APA Group	169,278	1,193,007
Atmos Energy Corp.	25,293	2,611,502
Beijing Enterprises Holdings, Ltd.	67,714	288,244
Chesapeake Utilities Corp.	1,956	167,238
China Gas Holdings, Ltd.	240,800	894,753
China Resources Gas Group, Ltd.	118,100	595,217
Enagas SA	29,382	762,394
ENN Energy Holdings, Ltd.	104,100	1,174,290
Hong Kong & China Gas Company, Ltd.	622,989	1,209,168
Infraestructura Energetica Nova SAB de CV	64,535	283,281
Korea Gas Corp.	5,644	130,752
Kunlun Energy Company, Ltd.	456,490	322,936
National Fuel Gas Company	22,129	810,143
Naturgy Energy Group SA	34,769	809,994
New Jersey Resources Corp.	35,462	1,252,163
Northwest Natural Holding Company	3,787	249,071
ONE Gas, Inc.	19,929	1,636,968
Osaka Gas Company, Ltd.	47,000	752,351

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Perusahaan Gas Negara Tbk PT	261,669	$23,824
Petronas Gas BHD	80,099	317,625
RGC Resources, Inc.	1,068	29,317
Snam SpA	164,396	815,137
South Jersey Industries, Inc.	11,506	311,237
Southwest Gas Holdings, Inc.	20,672	1,337,065
Spire, Inc.	19,163	1,438,183
Toho Gas Company, Ltd.	9,145	310,730
Tokyo Gas Company, Ltd.	47,600	955,233
Towngas China Company, Ltd. (A)	135,900	79,837
UGI Corp.	53,580	1,931,023
		23,350,219
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	184,200	99,278
AES Corp.	140,703	2,353,961
Atlantic Power Corp. (A)	15,039	34,139
B. Grimm Power PCL, NVDR	42,700	62,055
CGN Power Company, Ltd., H Shares (B)	1,378,700	339,113
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	1,136,000	31,333
China Longyuan Power Group Corp., Ltd., H Shares	423,300	222,423
China Power International Development, Ltd.	540,900	101,591
China Resources Power Holdings Company, Ltd.	256,332	308,001
Clearway Energy, Inc., Class A	4,770	96,783
Clearway Energy, Inc., Class C	8,710	183,258
Colbun SA	1,018,241	128,493
Datang International Power Generation Company, Ltd., H Shares	353,200	55,985
Electric Power Development Company, Ltd.	18,500	396,721
Electricity Generating PCL, NVDR	16,000	139,602
Energy Absolute PCL, NVDR	91,200	115,135
Engie Brasil Energia SA	6,683	71,031
Global Power Synergy PCL, NVDR	38,400	77,772
Gulf Energy Development PCL, NVDR	28,900	154,524
Huadian Power International Corp., Ltd., H Shares	217,100	65,809
Huaneng Power International, Inc., H Shares	495,864	201,885
Meridian Energy, Ltd.	86,225	250,144
NRG Energy, Inc.	53,322	1,770,824
Ormat Technologies, Inc.	4,879	339,969
Pattern Energy Group, Inc., Class A	11,058	299,119
Ratch Group PCL, NVDR	41,400	78,048
Sunnova Energy International, Inc. (A)	1,956	33,839
TerraForm Power, Inc., Class A	9,625	180,854
Uniper SE	26,475	786,950
		8,978,639
Multi-utilities – 1.2%
AGL Energy, Ltd.	94,132	1,178,785
Algonquin Power & Utilities Corp.	85,159	1,294,277
Ameren Corp.	52,143	4,119,297
Atco, Ltd., Class I	12,932	482,499
Avista Corp.	8,171	385,263
Black Hills Corp.	23,262	1,679,516
Canadian Utilities, Ltd., Class A	21,721	642,770
CenterPoint Energy, Inc.	106,443	2,450,318
Centrica PLC	399,961	370,482
CMS Energy Corp.	60,157	3,634,686
Consolidated Edison, Inc.	70,454	5,553,184
Dominion Energy, Inc.	174,443	13,637,954
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
DTE Energy Company	40,714	$4,546,532
E.ON SE	298,413	3,466,443
Engie SA	245,093	4,092,810
MDU Resources Group, Inc.	51,368	1,424,435
National Grid PLC	241,711	3,046,944
NiSource, Inc.	79,168	2,139,119
NorthWestern Corp.	19,135	1,345,956
Public Service Enterprise Group, Inc.	107,181	5,499,457
RWE AG	77,692	2,696,613
Sempra Energy	59,744	8,351,016
Suez	45,164	717,150
Unitil Corp.	1,823	102,708
Veolia Environnement SA	71,848	2,070,009
WEC Energy Group, Inc.	66,852	6,172,445
YTL Corp. BHD	279,597	56,169
		81,156,837
Water utilities – 0.2%
Aguas Andinas SA, Class A	325,407	111,800
American States Water Company	4,500	344,655
American Water Works Company, Inc.	38,313	4,737,786
AquaVenture Holdings, Ltd. (A)	1,869	50,538
Artesian Resources Corp., Class A	1,138	39,068
Beijing Enterprises Water Group, Ltd. (A)	667,700	314,472
Cadiz, Inc. (A)(C)	1,848	16,188
California Water Service Group	5,980	286,801
Cia de Saneamento Basico do Estado de Sao Paulo	11,498	151,056
Consolidated Water Company, Ltd.	1,973	31,884
Essential Utilities, Inc.	55,331	2,379,786
Guangdong Investment, Ltd.	383,980	729,206
Middlesex Water Company	2,027	120,546
Pure Cycle Corp. (A)	2,481	30,690
Severn Trent PLC	16,052	509,550
SJW Group	3,258	199,324
The York Water Company	1,672	70,709
United Utilities Group PLC	46,307	561,864
		10,685,923
		287,654,624
TOTAL COMMON STOCKS (Cost $6,265,622,746)		$6,465,914,804
PREFERRED SECURITIES – 0.3%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
Telefonica Brasil SA	15,354	183,277
Media – 0.0%
GCI Liberty, Inc., 7.000% (C)	974	26,347
		209,624
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	7,416	384,514
Hyundai Motor Company	4,693	256,645
Hyundai Motor Company, 2nd Preferred	7,252	449,069
Porsche Automobil Holding SE	20,474	1,275,849
Volkswagen AG	24,939	4,140,032
		6,506,109
Multiline retail – 0.0%
Lojas Americanas SA	25,326	150,646
		6,656,755
Consumer staples – 0.0%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	44,722	108,022

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Food and staples retailing – 0.0%
Cia Brasileira de Distribuicao	5,500	$88,688
Household products – 0.0%
Henkel AG & Company KGaA	23,949	2,231,256
Personal products – 0.0%
Amorepacific Corp.	1,696	102,833
LG Household & Health Care, Ltd.	410	248,950
		351,783
		2,779,749
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Petroleo Brasileiro SA	142,233	805,963
Financials – 0.1%
Banks – 0.1%
Banco Bradesco SA	136,586	932,483
Bancolombia SA	43,802	523,752
Grupo Aval Acciones y Valores SA	386,462	159,232
Itau Unibanco Holding SA	163,467	1,169,736
Itausa - Investimentos Itau SA	146,859	394,413
		3,179,616
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	4,750	1,110,409
Information technology – 0.1%
Technology hardware, storage and peripherals – 0.1%
Samsung Electronics Company, Ltd.	162,121	6,189,186
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares	6,383	38,382
FUCHS PETROLUB SE	9,232	353,404
LG Chem, Ltd.	1,510	235,178
Sociedad Quimica y Minera de Chile SA, B Shares	14,754	390,721
		1,017,685
Metals and mining – 0.0%
Gerdau SA	37,783	143,041
		1,160,726
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares	8,879	71,181
Cia Energetica de Minas Gerais	30,148	94,113
		165,294
TOTAL PREFERRED SECURITIES (Cost $23,030,251)		$22,257,322
EXCHANGE-TRADED FUNDS – 1.0%
iShares MSCI India ETF (C)	390,884	12,582,556
iShares MSCI Russia ETF	23,491	852,958
KraneShares Bosera MSCI China A ETF (C)	380,783	12,116,515
VanEck Vectors Russia ETF (C)	1,153,666	24,653,842
Xtrackers Harvest CSI 300 China A-Shares ETF (C)	712,225	20,348,268
TOTAL EXCHANGE-TRADED FUNDS (Cost $70,598,028)		$70,554,139
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	37,553	23,658
Spero Therapeutics, Inc. (Expiration Date: 3-2-20) (A)(E)	258	139
TOTAL RIGHTS (Cost $11,142)		$23,797
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	2,410	$66
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	63,720	1,737
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,847	99
TOTAL WARRANTS (Cost $0)		$1,902
SHORT-TERM INVESTMENTS – 4.4%
U.S. Government Agency – 2.4%
Federal Home Loan Bank Discount Note
1.435%, 04/01/2020 *	$15,000,000	14,981,125
1.541%, 04/15/2020 *	5,000,000	4,990,772
1.550%, 04/17/2020 *	20,000,000	19,961,411
1.550%, 04/20/2020 *	8,000,000	7,983,558
1.550%, 05/11/2020 *	65,000,000	64,818,000
1.570%, 05/27/2020 *	50,000,000	49,828,000
		162,562,866
Short-term funds – 1.4%
John Hancock Collateral Trust, 1.6968% (F)(G)	9,788,600	97,973,122
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 2-28-20 at 0.550% to be repurchased at $41,168,887 on 3-2-20, collateralized by $26,530,000 U.S. Treasury Notes, 2.375% due 4-15-21 (valued at $27,101,297) and $13,720,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $14,900,496)	$41,167,000	41,167,000
TOTAL SHORT-TERM INVESTMENTS (Cost $301,645,711)		$301,702,988
Total Investments (Strategic Equity Allocation Fund) (Cost $6,660,907,878) – 100.2%		$6,860,454,952
Other assets and liabilities, net – (0.2%)		(16,351,783)
TOTAL NET ASSETS – 100.0%		$6,844,103,169
Currency Abbreviations
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-29-20.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 2-29-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	94	Long	Mar 2020	$7,122,201	$7,013,810	$(108,391)
Mini MSCI EAFE Index Futures	641	Long	Mar 2020	64,134,053	58,202,800	(5,931,253)
Mini MSCI Emerging Markets Index Futures	403	Long	Mar 2020	21,701,357	20,327,320	(1,374,037)
Russell 2000 E-Mini Index Futures	106	Long	Mar 2020	8,489,457	7,816,970	(672,487)
S&P 500 Index E-Mini Futures	905	Long	Mar 2020	144,935,309	134,109,688	(10,825,621)
S&P Mid 400 Index E-Mini Futures	98	Long	Mar 2020	19,756,044	17,759,560	(1,996,484)
S&P/TSX 60 Index Futures	45	Long	Mar 2020	7,014,113	6,512,051	(502,062)
						$(21,410,335)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Communication services – 13.5%
Diversified telecommunication services – 1.6%
AT&T, Inc.	274,148	$9,655,493
CenturyLink, Inc.	36,823	444,454
Verizon Communications, Inc.	155,211	8,406,228
		18,506,175
Entertainment – 2.6%
Activision Blizzard, Inc.	50,356	2,927,194
Electronic Arts, Inc. (A)	19,138	1,940,019
Live Nation Entertainment, Inc. (A)	9,236	561,272
Netflix, Inc. (A)	28,726	10,600,756
Take-Two Interactive Software, Inc. (A)	7,418	797,287
The Walt Disney Company	118,140	13,899,171
		30,725,699
Interactive media and services – 7.3%
Alphabet, Inc., Class A (A)	19,639	26,301,531
Alphabet, Inc., Class C (A)	19,591	26,238,814
Facebook, Inc., Class A (A)	157,734	30,359,063
Twitter, Inc. (A)	50,887	1,689,448
		84,588,856
Media – 1.9%
Charter Communications, Inc., Class A (A)	10,277	5,068,308
Comcast Corp., Class A	297,566	12,030,593
Discovery, Inc., Series A (A)(B)	10,365	266,381
Discovery, Inc., Series C (A)	21,986	551,849
DISH Network Corp., Class A (A)	16,781	562,499
Fox Corp., Class A	23,237	714,305
Fox Corp., Class B	10,643	324,079
Media General, Inc. (A)(C)	7,175	689
News Corp., Class A	25,471	307,562
News Corp., Class B	7,980	99,271
Omnicom Group, Inc.	14,271	988,695
The Interpublic Group of Companies, Inc.	25,414	542,843
ViacomCBS, Inc., Class B	35,421	871,711
		22,328,785
Wireless telecommunication services – 0.1%
T-Mobile US, Inc. (A)	11,880	1,071,101
		157,220,616
Consumer discretionary – 8.4%
Auto components – 0.1%
Aptiv PLC	5,772	450,851
BorgWarner, Inc.	4,669	147,540
		598,391
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles – 0.1%
Ford Motor Company	88,045	$612,793
General Motors Company	28,429	867,085
Harley-Davidson, Inc.	3,489	106,310
		1,586,188
Distributors – 0.1%
Genuine Parts Company	10,447	911,396
LKQ Corp. (A)	22,036	651,825
		1,563,221
Diversified consumer services – 0.0%
H&R Block, Inc.	7,138	147,542
Hotels, restaurants and leisure – 1.4%
Carnival Corp.	14,643	489,955
Chipotle Mexican Grill, Inc. (A)	935	723,297
Darden Restaurants, Inc.	4,482	436,995
Hilton Worldwide Holdings, Inc.	10,315	1,002,618
Las Vegas Sands Corp.	12,354	720,362
Marriott International, Inc., Class A	9,920	1,230,080
McDonald's Corp.	27,531	5,345,694
MGM Resorts International	18,826	462,367
Norwegian Cruise Line Holdings, Ltd. (A)	7,778	289,808
Royal Caribbean Cruises, Ltd.	6,284	505,296
Starbucks Corp.	43,173	3,386,058
Wynn Resorts, Ltd.	3,532	381,385
Yum! Brands, Inc.	11,057	986,837
		15,960,752
Household durables – 0.3%
D.R. Horton, Inc.	12,404	660,761
Garmin, Ltd.	5,344	472,356
Hamilton Beach Brands Holding Company, Class B	294	3,410
Leggett & Platt, Inc.	4,868	193,065
Lennar Corp., A Shares	10,353	624,700
Mohawk Industries, Inc. (A)	2,199	266,409
Newell Brands, Inc.	14,096	217,501
NVR, Inc. (A)	128	469,399
PulteGroup, Inc.	9,423	378,805
Whirlpool Corp.	2,338	298,937
		3,585,343
Internet and direct marketing retail – 3.3%
Amazon.com, Inc. (A)	17,690	33,323,538
Booking Holdings, Inc. (A)	1,778	3,014,883
eBay, Inc.	32,481	1,125,142

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Expedia Group, Inc.	5,936	$585,408
		38,048,971
Leisure products – 0.0%
Hasbro, Inc.	4,707	363,616
Multiline retail – 0.3%
Dollar General Corp.	6,968	1,047,290
Dollar Tree, Inc. (A)	6,477	537,785
Kohl's Corp.	4,285	167,758
Macy's, Inc. (B)	8,457	111,886
Nordstrom, Inc. (B)	2,932	101,740
Target Corp.	13,869	1,428,507
		3,394,966
Specialty retail – 2.3%
Advance Auto Parts, Inc.	3,146	418,355
AutoZone, Inc. (A)	1,082	1,117,176
Best Buy Company, Inc.	10,344	782,524
CarMax, Inc. (A)	7,469	652,118
L Brands, Inc.	10,549	228,491
Lowe's Companies, Inc.	34,817	3,710,448
O'Reilly Automotive, Inc. (A)	3,437	1,267,291
Ross Stores, Inc.	16,432	1,787,473
The Gap, Inc.	9,666	138,514
The Home Depot, Inc.	49,551	10,794,190
The TJX Companies, Inc.	55,086	3,294,143
Tiffany & Company	4,904	655,125
Tractor Supply Company	5,378	476,007
Ulta Beauty, Inc. (A)	2,597	667,663
		25,989,518
Textiles, apparel and luxury goods – 0.5%
Capri Holdings, Ltd. (A)	5,609	144,824
Hanesbrands, Inc.	13,379	177,138
NIKE, Inc., Class B	46,092	4,119,703
PVH Corp.	2,743	203,284
Ralph Lauren Corp.	1,840	194,138
Tapestry, Inc.	10,207	239,354
Under Armour, Inc., Class A (A)(B)	6,961	98,777
Under Armour, Inc., Class C (A)	7,198	89,831
VF Corp.	12,114	872,208
		6,139,257
		97,377,765
Consumer staples – 5.3%
Beverages – 1.3%
Brown-Forman Corp., Class B	5,748	352,985
Constellation Brands, Inc., Class A	5,284	910,856
Molson Coors Beverage Company, Class B	5,926	293,989
Monster Beverage Corp. (A)	12,043	751,604
PepsiCo, Inc.	43,990	5,808,000
The Coca-Cola Company	121,646	6,506,845
		14,624,279
Food and staples retailing – 1.7%
Costco Wholesale Corp.	23,582	6,629,843
Sysco Corp.	27,236	1,815,279
The Kroger Company	42,811	1,204,273
Walgreens Boots Alliance, Inc.	40,021	1,831,361
Walmart, Inc.	75,724	8,153,960
		19,634,716
Food products – 0.7%
Archer-Daniels-Midland Company	17,562	661,209
Campbell Soup Company	5,329	240,444
Conagra Brands, Inc.	15,352	409,745
General Mills, Inc.	19,067	934,283
Hormel Foods Corp.	8,772	364,915
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Kellogg Company	7,855	$474,992
Lamb Weston Holdings, Inc.	4,608	400,389
McCormick & Company, Inc.	3,898	569,849
Mondelez International, Inc., Class A	45,422	2,398,282
The Hershey Company	4,679	673,729
The J.M. Smucker Company	3,598	370,558
The Kraft Heinz Company	19,647	486,656
Tyson Foods, Inc., Class A	9,312	631,633
		8,616,684
Household products – 0.9%
Church & Dwight Company, Inc.	6,344	441,035
Colgate-Palmolive Company	22,156	1,497,081
Kimberly-Clark Corp.	8,862	1,162,606
The Clorox Company	3,244	517,158
The Procter & Gamble Company	64,469	7,299,825
		10,917,705
Personal products – 0.1%
Coty, Inc., Class A	7,641	70,526
The Estee Lauder Companies, Inc., Class A	5,753	1,056,251
		1,126,777
Tobacco – 0.6%
Altria Group, Inc.	58,934	2,379,166
Philip Morris International, Inc.	49,083	4,018,425
		6,397,591
		61,317,752
Energy – 3.7%
Energy equipment and services – 0.3%
Baker Hughes Company	32,010	515,041
Halliburton Company	43,238	733,316
Helmerich & Payne, Inc.	5,342	197,066
National Oilwell Varco, Inc.	19,005	355,584
Schlumberger, Ltd.	68,191	1,847,294
TechnipFMC PLC	20,700	307,188
		3,955,489
Oil, gas and consumable fuels – 3.4%
Apache Corp.	18,522	461,568
Cabot Oil & Gas Corp.	20,093	279,895
Chevron Corp.	93,139	8,693,594
Cimarex Energy Company	5,015	165,746
Concho Resources, Inc.	9,902	673,534
ConocoPhillips	54,048	2,617,004
Devon Energy Corp.	19,063	309,583
Diamondback Energy, Inc.	7,937	492,094
EOG Resources, Inc.	28,656	1,812,779
Exxon Mobil Corp.	208,412	10,720,713
Hess Corp.	12,758	716,744
HollyFrontier Corp.	7,314	246,336
Kinder Morgan, Inc.	95,947	1,839,304
Marathon Oil Corp.	39,402	326,249
Marathon Petroleum Corp.	31,984	1,516,681
Noble Energy, Inc.	23,559	372,939
Occidental Petroleum Corp.	44,002	1,440,625
ONEOK, Inc.	20,347	1,357,552
Phillips 66	21,888	1,638,536
Pioneer Natural Resources Company	8,159	1,001,762
The Williams Companies, Inc.	59,702	1,137,323
Valero Energy Corp.	20,228	1,340,105
		39,160,666
		43,116,155
Financials – 11.1%

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks – 5.3%
Bank of America Corp.	414,538	$11,814,333
Citigroup, Inc.	111,791	7,094,257
Citizens Financial Group, Inc.	22,260	705,419
Comerica, Inc.	7,382	388,588
Fifth Third Bancorp	36,339	886,672
First Republic Bank	8,629	867,819
Huntington Bancshares, Inc.	52,883	648,874
JPMorgan Chase & Co.	160,605	18,647,847
KeyCorp	50,436	824,629
M&T Bank Corp.	6,757	948,548
People's United Financial, Inc.	22,741	318,147
Regions Financial Corp.	49,395	667,820
SVB Financial Group (A)	2,641	549,751
The PNC Financial Services Group, Inc.	22,437	2,836,037
Truist Financial Corp.	68,670	3,168,434
U.S. Bancorp	72,778	3,379,810
Wells Fargo & Company	197,075	8,050,514
Zions Bancorp NA	8,729	348,724
		62,146,223
Capital markets – 2.4%
Ameriprise Financial, Inc.	5,447	769,661
BlackRock, Inc.	5,070	2,347,461
Cboe Global Markets, Inc.	4,766	543,324
CME Group, Inc.	15,407	3,063,220
E*TRADE Financial Corp.	9,713	444,661
Franklin Resources, Inc.	11,991	260,924
Intercontinental Exchange, Inc.	23,940	2,135,927
Invesco, Ltd.	16,001	230,414
MarketAxess Holdings, Inc.	1,630	528,658
Moody's Corp.	6,981	1,675,649
Morgan Stanley	52,886	2,381,457
MSCI, Inc.	3,642	1,075,992
Nasdaq, Inc.	4,933	505,879
Northern Trust Corp.	9,109	799,406
Raymond James Financial, Inc.	5,308	443,908
S&P Global, Inc.	10,507	2,793,916
State Street Corp.	15,633	1,064,764
T. Rowe Price Group, Inc.	10,046	1,185,528
The Bank of New York Mellon Corp.	36,079	1,439,552
The Charles Schwab Corp.	49,151	2,002,903
The Goldman Sachs Group, Inc.	13,701	2,750,750
		28,443,954
Consumer finance – 0.6%
American Express Company	28,847	3,171,151
Capital One Financial Corp.	20,022	1,767,142
Discover Financial Services	13,477	883,822
Synchrony Financial	25,559	743,767
		6,565,882
Diversified financial services – 1.5%
Berkshire Hathaway, Inc., Class B (A)	84,093	17,351,750
First Eagle Private Credit LLC (A)(C)	2,317	560
		17,352,310
Insurance – 1.3%
Aflac, Inc.	19,306	827,262
American International Group, Inc.	22,881	964,663
Aon PLC	6,158	1,280,864
Arthur J. Gallagher & Company	4,906	478,286
Assurant, Inc.	1,595	192,341
Chubb, Ltd.	11,920	1,728,758
Cincinnati Financial Corp.	3,996	372,587
Everest Re Group, Ltd.	1,073	265,975
Globe Life, Inc.	2,620	242,769
Lincoln National Corp.	5,217	236,800
Loews Corp.	6,728	306,999
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	13,274	$1,387,929
MetLife, Inc.	20,560	878,323
Principal Financial Group, Inc.	6,792	301,497
Prudential Financial, Inc.	10,573	797,733
The Allstate Corp.	8,521	896,835
The Hartford Financial Services Group, Inc.	9,480	473,526
The Progressive Corp.	15,377	1,124,981
The Travelers Companies, Inc.	6,789	813,390
Unum Group	5,425	126,457
W.R. Berkley Corp.	3,816	256,206
Willis Towers Watson PLC	3,382	640,044
		14,594,225
		129,102,594
Health care – 13.3%
Biotechnology – 1.8%
AbbVie, Inc.	59,207	5,074,632
Alexion Pharmaceuticals, Inc. (A)	8,860	833,106
Amgen, Inc.	23,789	4,751,377
Biogen, Inc. (A)	7,224	2,227,809
Gilead Sciences, Inc.	50,652	3,513,223
Incyte Corp. (A)	7,158	539,785
Regeneron Pharmaceuticals, Inc. (A)	3,198	1,421,735
Vertex Pharmaceuticals, Inc. (A)	10,295	2,306,389
		20,668,056
Health care equipment and supplies – 3.4%
Abbott Laboratories	82,534	6,357,594
ABIOMED, Inc. (A)	2,109	316,898
Align Technology, Inc. (A)	3,349	731,254
Baxter International, Inc.	23,842	1,990,092
Becton, Dickinson and Company	12,630	3,003,667
Boston Scientific Corp. (A)	65,089	2,433,678
Danaher Corp.	29,853	4,316,147
DENTSPLY SIRONA, Inc.	10,386	511,407
Edwards Lifesciences Corp. (A)	9,740	1,995,142
Hologic, Inc. (A)	12,522	590,037
IDEXX Laboratories, Inc. (A)	4,006	1,019,567
Intuitive Surgical, Inc. (A)	5,397	2,881,782
Medtronic PLC	62,593	6,301,237
ResMed, Inc.	6,715	1,067,416
STERIS PLC	3,959	627,977
Stryker Corp.	15,036	2,865,711
Teleflex, Inc.	2,162	724,313
The Cooper Companies, Inc.	2,315	751,380
Varian Medical Systems, Inc. (A)	4,245	522,008
Zimmer Biomet Holdings, Inc.	9,605	1,307,721
		40,315,028
Health care providers and services – 2.7%
AmerisourceBergen Corp.	7,020	591,926
Anthem, Inc.	11,841	3,044,203
Cardinal Health, Inc.	13,659	711,907
Centene Corp. (A)	27,263	1,445,484
Cigna Corp.	17,438	3,190,108
CVS Health Corp.	60,753	3,595,363
DaVita, Inc. (A)	4,188	325,073
HCA Healthcare, Inc.	12,354	1,569,082
Henry Schein, Inc. (A)	6,853	417,622
Humana, Inc.	6,184	1,976,901
Laboratory Corp. of America Holdings (A)	4,534	796,578
McKesson Corp.	8,414	1,176,782
Quest Diagnostics, Inc.	6,290	667,117
UnitedHealth Group, Inc.	44,243	11,280,195

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Universal Health Services, Inc., Class B	3,751	$464,149
		31,252,490
Health care technology – 0.1%
Cerner Corp.	14,668	1,016,052
Life sciences tools and services – 0.9%
Agilent Technologies, Inc.	13,332	1,027,497
Illumina, Inc. (A)	6,333	1,682,488
IQVIA Holdings, Inc. (A)	7,774	1,084,395
Mettler-Toledo International, Inc. (A)	1,049	736,083
PerkinElmer, Inc.	4,786	413,702
Thermo Fisher Scientific, Inc.	17,275	5,023,570
Waters Corp. (A)	2,776	541,015
		10,508,750
Pharmaceuticals – 4.4%
Allergan PLC	14,887	2,838,504
Bristol-Myers Squibb Company	106,306	6,278,432
Corium International, Inc. (A)(C)	1,251	225
Elanco Animal Health, Inc. (A)(C)	2,471	63
Eli Lilly & Company	38,316	4,832,797
Johnson & Johnson	119,352	16,050,457
Merck & Company, Inc.	115,457	8,839,388
Mylan NV (A)	23,406	402,349
Perrigo Company PLC	6,172	312,859
Pfizer, Inc.	250,965	8,387,250
Zoetis, Inc.	21,600	2,877,768
		50,820,092
		154,580,468
Industrials – 6.0%
Aerospace and defense – 1.1%
Arconic, Inc.	8,781	257,722
General Dynamics Corp.	5,312	848,273
Huntington Ingalls Industries, Inc.	927	190,526
L3Harris Technologies, Inc.	5,011	990,825
Lockheed Martin Corp.	5,627	2,081,258
Northrop Grumman Corp.	3,553	1,168,369
Raytheon Company	6,313	1,190,379
Textron, Inc.	5,174	210,064
The Boeing Company	12,120	3,334,333
TransDigm Group, Inc.	1,129	629,767
United Technologies Corp.	18,392	2,401,811
		13,303,327
Air freight and logistics – 0.3%
C.H. Robinson Worldwide, Inc.	4,204	289,656
Expeditors International of Washington, Inc.	5,293	372,733
FedEx Corp.	7,461	1,053,269
United Parcel Service, Inc., Class B	21,781	1,970,963
		3,686,621
Airlines – 0.2%
Alaska Air Group, Inc. (B)	3,829	193,211
American Airlines Group, Inc.	12,118	230,848
Delta Air Lines, Inc.	17,891	825,312
Southwest Airlines Company	14,722	680,009
United Airlines Holdings, Inc. (A)	6,764	416,595
		2,345,975
Building products – 0.3%
Allegion PLC	4,491	516,420
AO Smith Corp.	6,624	261,979
Fortune Brands Home & Security, Inc.	6,726	415,331
Johnson Controls International PLC	37,285	1,363,512
Masco Corp.	13,731	567,365
		3,124,607
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies – 0.4%
Cintas Corp.	3,719	$992,006
Copart, Inc. (A)	9,075	766,656
Republic Services, Inc.	9,345	843,480
Rollins, Inc.	6,247	233,888
Waste Management, Inc.	17,316	1,918,786
		4,754,816
Construction and engineering – 0.1%
Jacobs Engineering Group, Inc.	8,136	751,278
Quanta Services, Inc.	8,544	325,783
		1,077,061
Electrical equipment – 0.5%
AMETEK, Inc.	11,237	966,382
Eaton Corp. PLC	20,321	1,843,521
Emerson Electric Company	29,944	1,919,710
Rockwell Automation, Inc.	5,680	1,042,280
		5,771,893
Industrial conglomerates – 0.8%
3M Company	16,656	2,485,741
General Electric Company	252,960	2,752,205
Honeywell International, Inc.	20,696	3,356,270
Roper Technologies, Inc.	3,014	1,060,024
		9,654,240
Machinery – 1.1%
Caterpillar, Inc.	18,481	2,296,079
Cummins, Inc.	5,123	775,059
Deere & Company	10,529	1,647,578
Dover Corp.	4,858	499,111
Flowserve Corp.	4,376	175,871
Fortive Corp.	9,882	683,439
IDEX Corp.	2,543	376,364
Illinois Tool Works, Inc.	9,781	1,641,056
Ingersoll-Rand PLC	8,012	1,033,868
PACCAR, Inc.	11,566	773,765
Parker-Hannifin Corp.	4,296	793,772
Pentair PLC	5,621	221,411
Snap-on, Inc.	1,834	265,472
Stanley Black & Decker, Inc.	5,083	730,427
Wabtec Corp.	6,089	418,314
Xylem, Inc.	6,022	465,741
		12,797,327
Professional services – 0.3%
Equifax, Inc.	5,372	763,039
IHS Markit, Ltd.	17,790	1,267,360
Nielsen Holdings PLC	15,786	287,463
Robert Half International, Inc.	5,216	262,939
Verisk Analytics, Inc.	7,270	1,127,650
		3,708,451
Road and rail – 0.7%
CSX Corp.	24,171	1,702,847
J.B. Hunt Transport Services, Inc.	2,650	255,566
Kansas City Southern	3,081	464,245
Norfolk Southern Corp.	8,105	1,477,947
Old Dominion Freight Line, Inc.	1,985	384,693
Union Pacific Corp.	21,578	3,448,380
		7,733,678
Trading companies and distributors – 0.2%
Fastenal Company	26,767	915,967
United Rentals, Inc. (A)	3,508	464,740
W.W. Grainger, Inc.	2,036	565,071
		1,945,778
		69,903,774
Information technology – 24.7%

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment – 0.9%
Arista Networks, Inc. (A)	2,482	$479,324
Cisco Systems, Inc.	194,088	7,749,934
F5 Networks, Inc. (A)	2,781	333,581
Juniper Networks, Inc.	15,313	324,942
Motorola Solutions, Inc.	7,839	1,298,766
		10,186,547
Electronic equipment, instruments and components – 0.5%
Amphenol Corp., Class A	13,565	1,243,639
CDW Corp.	6,574	750,882
Corning, Inc.	35,187	839,562
FLIR Systems, Inc.	6,138	260,681
IPG Photonics Corp. (A)	1,627	207,670
Keysight Technologies, Inc. (A)	8,582	813,230
TE Connectivity, Ltd.	15,303	1,268,160
Zebra Technologies Corp., Class A (A)	2,467	520,463
		5,904,287
IT services – 6.7%
Accenture PLC, Class A	35,930	6,488,599
Akamai Technologies, Inc. (A)	9,143	790,961
Alliance Data Systems Corp.	2,319	199,156
Automatic Data Processing, Inc.	24,481	3,788,190
Broadridge Financial Solutions, Inc.	6,486	676,879
Cognizant Technology Solutions Corp., Class A	30,980	1,887,611
DXC Technology Company	14,484	349,209
Fidelity National Information Services, Inc.	34,773	4,858,484
Fiserv, Inc. (A)	32,312	3,533,640
FleetCor Technologies, Inc. (A)	4,910	1,305,029
Gartner, Inc. (A)	5,061	654,843
Global Payments, Inc.	17,004	3,128,226
IBM Corp.	50,107	6,521,426
Jack Henry & Associates, Inc.	4,353	660,524
Leidos Holdings, Inc.	7,529	772,852
Mastercard, Inc., Class A	50,226	14,578,097
Paychex, Inc.	18,024	1,396,500
PayPal Holdings, Inc. (A)	66,433	7,174,100
The Western Union Company	23,720	531,091
VeriSign, Inc. (A)	5,846	1,109,279
Visa, Inc., Class A	96,852	17,603,820
		78,008,516
Semiconductors and semiconductor equipment – 4.2%
Advanced Micro Devices, Inc. (A)	52,684	2,396,068
Analog Devices, Inc.	16,589	1,809,030
Applied Materials, Inc.	41,608	2,418,257
Broadcom, Inc.	17,867	4,870,902
Intel Corp.	195,935	10,878,311
KLA Corp.	7,107	1,092,417
Lam Research Corp.	6,535	1,917,565
Maxim Integrated Products, Inc.	12,189	677,952
Microchip Technology, Inc.	10,764	976,402
Micron Technology, Inc. (A)	49,864	2,620,852
NVIDIA Corp.	27,566	7,444,750
Qorvo, Inc. (A)	5,233	526,335
QUALCOMM, Inc.	51,432	4,027,126
Skyworks Solutions, Inc.	7,674	768,781
Texas Instruments, Inc.	42,105	4,805,865
Xilinx, Inc.	11,327	945,691
		48,176,304
Software – 7.5%
Adobe, Inc. (A)	21,782	7,517,404
ANSYS, Inc. (A)	3,851	932,674
Autodesk, Inc. (A)	9,901	1,889,903
Cadence Design Systems, Inc. (A)	12,626	835,084
Citrix Systems, Inc.	5,508	569,472
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fortinet, Inc. (A)	6,388	$651,959
Intuit, Inc.	11,713	3,113,901
Microsoft Corp.	343,277	55,614,298
NortonLifeLock, Inc.	25,801	490,993
Oracle Corp.	97,485	4,821,608
Paycom Software, Inc. (A)	2,207	623,809
salesforce.com, Inc. (A)	39,913	6,801,175
ServiceNow, Inc. (A)	8,487	2,767,526
Synopsys, Inc. (A)	6,765	933,096
		87,562,902
Technology hardware, storage and peripherals – 4.9%
Apple, Inc.	191,087	52,235,542
Hewlett Packard Enterprise Company	59,202	757,194
HP, Inc.	67,799	1,409,541
NetApp, Inc.	10,442	487,850
Seagate Technology PLC	10,577	507,167
Western Digital Corp.	13,607	756,005
Xerox Holdings Corp.	8,506	273,893
		56,427,192
		286,265,748
Materials – 2.6%
Chemicals – 1.8%
A. Schulman, Inc. (A)(C)	1,188	514
Air Products & Chemicals, Inc.	10,791	2,369,812
Albemarle Corp.	5,190	424,802
Celanese Corp.	5,917	554,660
CF Industries Holdings, Inc.	10,644	392,338
Corteva, Inc.	36,636	996,499
Dow, Inc.	36,298	1,466,802
DuPont de Nemours, Inc.	36,264	1,555,726
Eastman Chemical Company	6,657	409,472
Ecolab, Inc.	12,276	2,215,204
FMC Corp.	6,345	590,720
International Flavors & Fragrances, Inc. (B)	5,227	626,090
Linde PLC	26,296	5,022,799
LyondellBasell Industries NV, Class A	12,567	898,038
PPG Industries, Inc.	11,575	1,209,009
The Mosaic Company	17,116	291,485
The Sherwin-Williams Company	4,022	2,078,369
		21,102,339
Construction materials – 0.1%
Martin Marietta Materials, Inc.	3,060	696,242
Vulcan Materials Company	6,479	779,165
		1,475,407
Containers and packaging – 0.4%
Amcor PLC	79,310	739,169
Avery Dennison Corp.	4,088	468,035
Ball Corp.	16,014	1,128,346
International Paper Company	19,195	709,447
Packaging Corp. of America	4,634	419,933
Sealed Air Corp.	7,564	229,265
Westrock Company	12,624	419,748
		4,113,943
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	71,026	707,419
Newmont Corp.	40,133	1,791,136
Nucor Corp.	14,843	613,758
		3,112,313
		29,804,002
Real estate – 2.8%

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts – 2.7%
Alexandria Real Estate Equities, Inc.	5,297	$804,508
American Tower Corp.	19,136	4,340,045
Apartment Investment & Management Company, A Shares	6,432	307,707
AvalonBay Communities, Inc.	6,034	1,210,360
Boston Properties, Inc.	6,213	801,104
Crown Castle International Corp.	17,962	2,573,775
Digital Realty Trust, Inc.	9,017	1,083,032
Duke Realty Corp.	15,880	515,624
Equinix, Inc.	3,684	2,110,195
Equity Residential	15,081	1,132,583
Essex Property Trust, Inc.	2,855	808,993
Extra Space Storage, Inc.	5,595	561,514
Federal Realty Investment Trust	3,034	352,976
Healthpeak Properties, Inc.	21,383	676,558
Host Hotels & Resorts, Inc.	30,984	448,648
Iron Mountain, Inc.	12,406	377,266
Kimco Realty Corp.	18,242	316,499
Mid-America Apartment Communities, Inc.	4,928	636,993
Prologis, Inc.	31,894	2,688,026
Public Storage	6,490	1,357,189
Realty Income Corp.	14,081	1,019,324
Regency Centers Corp.	7,239	415,808
SBA Communications Corp.	4,865	1,289,663
Simon Property Group, Inc.	13,257	1,631,672
SL Green Realty Corp.	3,522	276,266
UDR, Inc.	12,661	569,492
Ventas, Inc.	16,103	865,858
Vornado Realty Trust	6,844	366,702
Welltower, Inc.	17,530	1,311,595
Weyerhaeuser Company	32,192	836,348
		31,686,323
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	14,462	811,897
		32,498,220
Utilities – 5.0%
Electric utilities – 3.1%
Alliant Energy Corp.	16,456	857,687
American Electric Power Company, Inc.	33,818	3,018,595
Duke Energy Corp.	49,913	4,577,022
Edison International	24,552	1,649,649
Entergy Corp.	13,632	1,593,717
Evergy, Inc.	15,603	1,019,656
Eversource Energy	22,166	1,916,472
Exelon Corp.	66,555	2,869,186
FirstEnergy Corp.	36,993	1,647,298
NextEra Energy, Inc.	33,464	8,458,361
Pinnacle West Capital Corp.	7,696	688,715
PPL Corp.	49,502	1,485,555
The Southern Company	71,802	4,333,969
Xcel Energy, Inc.	35,902	2,237,413
		36,353,295
Gas utilities – 0.1%
Atmos Energy Corp.	8,171	843,656
Independent power and renewable electricity producers – 0.1%
AES Corp.	45,453	760,429
NRG Energy, Inc.	17,225	572,042
		1,332,471
Multi-utilities – 1.6%
Ameren Corp.	16,845	1,330,755
CenterPoint Energy, Inc.	34,386	791,566
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CMS Energy Corp.	19,433	$1,174,142
Consolidated Edison, Inc.	22,760	1,793,943
Dominion Energy, Inc.	56,353	4,405,678
DTE Energy Company	13,152	1,468,684
NiSource, Inc.	25,575	691,037
Public Service Enterprise Group, Inc.	34,625	1,776,609
Sempra Energy	19,300	2,697,754
WEC Energy Group, Inc.	21,596	1,993,959
		18,124,127
Water utilities – 0.1%
American Water Works Company, Inc.	12,377	1,530,540
		58,184,089
TOTAL COMMON STOCKS (Cost $1,082,132,712)		$1,119,371,183
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	361	9,765
TOTAL PREFERRED SECURITIES (Cost $2,897)		$9,765
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)	13,589	8,561
TOTAL RIGHTS (Cost $4,020)		$8,561
SHORT-TERM INVESTMENTS – 3.1%
U.S. Government Agency – 2.2%
Federal Home Loan Bank Discount Note
1.435%, 04/01/2020 *	$15,000,000	14,981,125
1.541%, 04/15/2020 *	10,000,000	9,981,544
		24,962,669
Short-term funds – 0.1%
John Hancock Collateral Trust, 1.6968% (E)(F)	98,839	989,269
Repurchase agreement – 0.8%
Repurchase Agreement with State Street Corp. dated 2-28-20 at 0.550% to be repurchased at $9,348,428 on 3-2-20, collateralized by $9,315,000 U.S. Treasury Notes, 2.250% - 2.875% due 4-15-21 to 8-15-28 (valued at $9,538,111)	$9,348,000	9,348,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,297,929)		$35,299,938
Total Investments (U.S. Sector Rotation Fund) (Cost $1,117,437,558) – 99.5%		$1,154,689,447
Other assets and liabilities, net – 0.5%		6,076,534
TOTAL NET ASSETS – 100.0%		$1,160,765,981
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 2-29-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	256	Long	Mar 2020	$41,935,559	$37,936,000	$(3,999,559)
						$(3,999,559)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 2-29-20:
Capital Appreciation Fund
United States	85.0%
France	4.2%
China	3.4%
Canada	3.0%
United Kingdom	1.8%
Netherlands	1.5%
Germany	1.1%
TOTAL	100.0%
Health Sciences Fund
United States	86.6%
Switzerland	3.2%
Japan	2.2%
United Kingdom	1.8%
Germany	1.3%
Denmark	1.2%
Netherlands	1.1%
Other countries	2.6%
TOTAL	100.0%
Mid Value Fund
United States	84.4%
Canada	7.7%
Ireland	2.8%
Switzerland	1.2%
Other countries	3.9%
TOTAL	100.0%
Science & Technology Fund
United States	81.2%
China	6.0%
South Korea	4.7%
Germany	2.1%
Australia	1.5%
Russia	1.4%
Other countries	3.1%
TOTAL	100.0%
Strategic Equity Allocation Fund
United States	63.8%
Japan	6.1%
China	3.1%
Canada	3.1%
France	2.9%
Switzerland	2.8%
United Kingdom	2.6%
Germany	2.2%
Taiwan	2.2%
Australia	1.9%
Other countries	9.3%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2020 (unaudited)

Assets	Capital Appreciation Fund	Capital Appreciation Value Fund	Health Sciences Fund	International Strategic Equity Allocation Fund
Unaffiliated investments, at value (including securities loaned)	$1,660,897,762	$1,409,402,120	$273,102,135	$1,589,512,530
Affiliated investments, at value	26,765	8,486,650	—	77,977,284
Total investments, at value	1,660,924,527	1,417,888,770	273,102,135	1,667,489,814
Cash	—	—	—	103,187
Foreign currency, at value	—	7	4,653	1,294,437
Collateral held at broker for futures contracts	—	—	—	4,362,640
Dividends and interest receivable	1,941,806	5,596,808	279,413	5,313,869
Receivable for fund shares sold	2,429,491	—	—	1,123,106
Receivable for investments sold	26,317,751	12,042,193	139,963	—
Receivable for securities lending income	3,107	1,641	—	43,982
Other assets	36,269	35,727	7,182	53,624
Total assets	1,691,652,951	1,435,565,146	273,533,346	1,679,784,659
Liabilities
Written options, at value	—	3,250,632	—	—
Payable for futures variation margin	—	—	—	260,631
Payable for investments purchased	15,541,384	46,126,197	330,922	471
Payable for fund shares repurchased	3,167,683	2,520,923	265,481	5,620
Payable upon return of securities loaned	14,949	8,480,328	—	78,021,981
Payable to affiliates
Accounting and legal services fees	46,941	38,257	7,480	44,702
Trustees' fees	3,415	3,186	465	3,780
Other liabilities and accrued expenses	115,568	100,387	40,654	153,113
Total liabilities	18,889,940	60,519,910	645,002	78,490,298
Net assets	$1,672,763,011	$1,375,045,236	$272,888,344	$1,601,294,361
Net assets consist of
Paid-in capital	$657,967,667	$1,092,545,492	$218,285,458	$1,711,496,114
Total distributable earnings (loss)	1,014,795,344	282,499,744	54,602,886	(110,201,753)
Net assets	$1,672,763,011	$1,375,045,236	$272,888,344	$1,601,294,361
Unaffiliated investments, including repurchase agreements, at cost	$745,561,436	$1,235,504,794	$223,610,554	$1,591,518,986
Affiliated investments, at cost	$26,747	$8,483,755	—	$77,959,960
Foreign currency, at cost	—	$7	$4,776	$1,296,317
Premiums received on written options	—	$3,618,020	—	—
Securities loaned, at value	$14,640	$8,301,497	—	$71,616,587
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$550,816,156	—	—	—
Shares outstanding	35,590,658	—	—	—
Net asset value, offering price and redemption price per share	$15.48	—	—	—
Class NAV
Net assets	$1,121,946,855	$1,375,045,236	$272,888,344	$1,601,294,361
Shares outstanding	72,230,918	127,394,036	58,654,224	180,993,924
Net asset value, offering price and redemption price per share	$15.53	$10.79	$4.65	$8.85
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2020 (unaudited)

Assets	International Value Fund	Mid Cap Stock Fund	Mid Value Fund	Multi-Index Lifestyle Aggressive Portfolio
Unaffiliated investments, at value (including securities loaned)	$219,108,964	$1,412,140,078	$1,148,458,931	$112,737,006
Affiliated investments, at value	—	62,529,330	12,044,774	228,130,825
Repurchase agreements, at value	—	81,500,000	—	—
Total investments, at value	219,108,964	1,556,169,408	1,160,503,705	340,867,831
Cash	—	38,243	—	—
Foreign currency, at value	70,954	749	1,500	—
Dividends and interest receivable	1,219,886	314,109	2,902,855	469
Receivable for fund shares sold	523,731	2,295,099	2,687,612	—
Receivable for investments sold	1,964,491	19,515,328	2,772,224	4,239,994
Receivable for securities lending income	—	424,050	3,711	2,368
Other assets	24,351	223,156	23,934	6,353
Total assets	222,912,377	1,578,980,142	1,168,895,541	345,117,015
Liabilities
Due to custodian	—	—	—	369,683
Payable for investments purchased	3,444,406	29,834,198	29,425,060	525
Payable for fund shares repurchased	652,089	4,536,397	75,849	4,608,858
Payable upon return of securities loaned	—	62,492,064	12,059,423	3,918,125
Payable to affiliates
Accounting and legal services fees	5,604	44,000	31,530	9,522
Transfer agent fees	—	—	—	65
Trustees' fees	2,972	2,977	2,473	512
Other liabilities and accrued expenses	58,526	119,968	85,192	23,268
Total liabilities	4,163,597	97,029,604	41,679,527	8,930,558
Net assets	$218,748,780	$1,481,950,538	$1,127,216,014	$336,186,457
Net assets consist of
Paid-in capital	$215,637,064	$1,084,007,631	$1,062,224,844	$358,616,241
Total distributable earnings (loss)	3,111,716	397,942,907	64,991,170	(22,429,784)
Net assets	$218,748,780	$1,481,950,538	$1,127,216,014	$336,186,457
Unaffiliated investments, including repurchase agreements, at cost	$232,475,201	$1,223,393,372	$1,060,110,885	$102,331,825
Affiliated investments, at cost	—	$62,507,489	$12,039,472	$252,779,712
Foreign currency, at cost	$70,954	$698	$1,499	—
Securities loaned, at value	—	$61,229,613	$11,566,266	$3,839,473
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R6
Net assets	—	—	—	$6,850,276
Shares outstanding	—	—	—	645,667
Net asset value, offering price and redemption price per share	—	—	—	$10.61
Class 1
Net assets	$101,319,847	$410,229,354	—	$329,336,181
Shares outstanding	7,949,528	20,497,934	—	31,062,874
Net asset value, offering price and redemption price per share	$12.75	$20.01	—	$10.60
Class NAV
Net assets	$117,428,933	$1,071,721,184	$1,127,216,014	—
Shares outstanding	9,244,476	52,786,146	81,339,332	—
Net asset value, offering price and redemption price per share	$12.70	$20.30	$13.86	—
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2020 (unaudited)

Assets	Multi-Index Lifestyle Balanced Portfolio	Multi-Index Lifestyle Conservative Portfolio	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Moderate Portfolio
Unaffiliated investments, at value (including securities loaned)	$560,518,613	$169,654,806	$400,268,253	$194,552,634
Affiliated investments, at value	378,263,262	31,014,600	477,245,156	69,461,797
Total investments, at value	938,781,875	200,669,406	877,513,409	264,014,431
Dividends and interest receivable	10,190	3,971	4,976	3,862
Receivable for fund shares sold	—	—	9,551	168
Receivable for investments sold	5,975,983	1,147,225	4,123,962	2,303,790
Receivable for securities lending income	4,827	140	4,614	4,537
Receivable from affiliates	—	378	—	258
Other assets	9,849	5,157	9,476	5,339
Total assets	944,782,724	201,826,277	881,665,988	266,332,385
Liabilities
Due to custodian	2,973,104	—	2,444,426	1,114,128
Payable for investments purchased	2,428,637	818,922	1,441,086	682,353
Payable for fund shares repurchased	18,498,210	6,828,302	10,238,810	9,010,793
Payable upon return of securities loaned	45,135,188	11,761,209	51,106,185	7,630,920
Payable to affiliates
Accounting and legal services fees	24,033	4,947	22,678	6,849
Transfer agent fees	70	5	72	13
Trustees' fees	1,511	203	1,295	356
Other liabilities and accrued expenses	20,579	22,696	19,694	23,024
Total liabilities	69,081,332	19,436,284	65,274,246	18,468,436
Net assets	$875,701,392	$182,389,993	$816,391,742	$247,863,949
Net assets consist of
Paid-in capital	$881,551,709	$177,381,783	$844,413,187	$245,484,271
Total distributable earnings (loss)	(5,850,317)	5,008,210	(28,021,445)	2,379,678
Net assets	$875,701,392	$182,389,993	$816,391,742	$247,863,949
Unaffiliated investments, including repurchase agreements, at cost	$522,725,594	$161,989,185	$368,941,742	$183,501,972
Affiliated investments, at cost	$408,793,841	$31,615,695	$524,365,569	$74,064,089
Securities loaned, at value	$44,139,849	$11,447,085	$49,986,983	$7,465,104
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R6
Net assets	$6,418,241	$539,998	$6,763,742	$1,262,136
Shares outstanding	597,323	50,287	626,682	117,467
Net asset value, offering price and redemption price per share	$10.75	$10.74	$10.79	$10.74
Class 1
Net assets	$869,283,151	$181,849,995	$809,628,000	$246,601,813
Shares outstanding	80,918,279	16,946,596	75,123,730	22,956,739
Net asset value, offering price and redemption price per share	$10.74	$10.73	$10.78	$10.74
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2020 (unaudited)

Assets	Real Estate Securities Fund	Science & Technology Fund	Strategic Equity Allocation Fund	U.S. Sector Rotation Fund
Unaffiliated investments, at value (including securities loaned)	$378,406,832	$268,903,636	$6,721,314,830	$1,144,352,178
Affiliated investments, at value	—	3,763,121	97,973,122	989,269
Repurchase agreements, at value	—	12,285,000	41,167,000	9,348,000
Total investments, at value	378,406,832	284,951,757	6,860,454,952	1,154,689,447
Receivable for futures variation margin	—	—	—	135,223
Cash	—	211	1,642	32,601
Foreign currency, at value	—	222,624	1,408,665	—
Collateral held at broker for futures contracts	—	—	26,040,812	1,586,300
Dividends and interest receivable	267,224	218,080	16,370,738	2,140,061
Receivable for fund shares sold	—	—	38,485,541	3,378,276
Receivable for investments sold	4,677,889	2,025,123	456,262	—
Receivable for securities lending income	121	2,140	93,058	4,205
Other assets	10,507	7,778	196,078	33,718
Total assets	383,362,573	287,427,713	6,943,507,748	1,161,999,831
Liabilities
Payable for futures variation margin	—	—	686,793	—
Payable for investments purchased	3,561,106	8,465,867	154	—
Payable for fund shares repurchased	1,981,016	890,032	8,109	96,826
Payable upon return of securities loaned	—	3,761,551	97,961,305	988,485
Payable to affiliates
Accounting and legal services fees	11,180	7,647	194,158	32,068
Trustees' fees	618	384	13,483	3,418
Other liabilities and accrued expenses	51,363	49,646	540,577	113,053
Total liabilities	5,605,283	13,175,127	99,404,579	1,233,850
Net assets	$377,757,290	$274,252,586	$6,844,103,169	$1,160,765,981
Net assets consist of
Paid-in capital	$313,845,730	$220,949,881	$6,633,742,162	$1,105,988,576
Total distributable earnings (loss)	63,911,560	53,302,705	210,361,007	54,777,405
Net assets	$377,757,290	$274,252,586	$6,844,103,169	$1,160,765,981
Unaffiliated investments, including repurchase agreements, at cost	$322,725,370	$246,431,253	$6,562,954,897	$1,116,448,635
Affiliated investments, at cost	—	$3,762,202	$97,952,981	$988,923
Foreign currency, at cost	—	$214,087	$1,427,989	—
Securities loaned, at value	—	$3,682,856	$95,575,853	$968,741
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$377,757,290	—	—	—
Shares outstanding	29,871,639	—	—	—
Net asset value, offering price and redemption price per share	$12.65	—	—	—
Class NAV
Net assets	—	$274,252,586	$6,844,103,169	$1,160,765,981
Shares outstanding	—	71,678,300	627,903,233	127,683,847
Net asset value, offering price and redemption price per share	—	$3.83	$10.90	$9.09
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2020 (unaudited)

Investment income	Capital Appreciation Fund	Capital Appreciation Value Fund	Health Sciences Fund	International Strategic Equity Allocation Fund
Dividends	$5,757,840	$6,726,497	$945,513	$19,746,515
Interest	50,943	9,372,736	18,098	444,261
Securities lending	198,031	20,815	—	144,949
Less foreign taxes withheld	(31,343)	(24,095)	(3,747)	(1,632,582)
Total investment income	5,975,471	16,095,953	959,864	18,703,143
Expenses
Investment management fees	6,191,844	6,372,083	1,460,610	5,328,626
Distribution and service fees	144,386	—	—	—
Accounting and legal services fees	159,014	140,168	25,287	154,731
Trustees' fees	16,078	14,873	2,557	15,683
Custodian fees	120,116	101,383	24,022	308,128
Printing and postage	6,241	6,241	6,241	6,443
Professional fees	38,500	42,079	29,269	54,921
Other	35,748	28,283	9,927	24,441
Total expenses	6,711,927	6,705,110	1,557,913	5,892,973
Less expense reductions	(66,578)	(318,205)	(85,387)	(1,119,086)
Net expenses	6,645,349	6,386,905	1,472,526	4,773,887
Net investment income (loss)	(669,878)	9,709,048	(512,662)	13,929,256
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	145,162,099	117,792,321	11,376,955	(4,496,598)
Affiliated investments	3,638	3,422	—	3,125
Futures contracts	—	—	—	5,395,290
Written options	—	6,945,377	—	—
	145,165,737	124,741,120	11,376,955	901,817
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	19,941,091	(95,200,513)	7,301,065	6,473,134
Affiliated investments	(3,553)	2,895	—	17,324
Futures contracts	—	—	—	(3,347,535)
Written options	—	10,224,431	—	—
	19,937,538	(84,973,187)	7,301,065	3,142,923
Net realized and unrealized gain (loss)	165,103,275	39,767,933	18,678,020	4,044,740
Increase in net assets from operations	$164,433,397	$49,476,981	$18,165,358	$17,973,996
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2020 (unaudited)

Investment income	International Value Fund	Mid Cap Stock Fund	Mid Value Fund	Multi-Index Lifestyle Aggressive Portfolio
Dividends	$2,594,611	$2,854,778	$14,361,935	$1,502,596
Interest	109,643	340,959	624,410	1,475
Securities lending	9,559	967,930	66,184	11,685
Income distributions received from affiliated investments	—	—	—	5,177,603
Less foreign taxes withheld	(265,352)	(10,378)	(156,963)	—
Total investment income	2,448,461	4,153,289	14,895,566	6,693,359
Expenses
Investment management fees	999,470	6,627,876	5,956,539	345,579
Distribution and service fees	30,588	107,656	—	88,961
Accounting and legal services fees	22,679	144,126	113,488	32,609
Transfer agent fees	—	—	—	293
Trustees' fees	2,799	15,126	11,606	3,231
Custodian fees	61,570	94,514	82,446	22,591
State registration fees	—	—	—	1,631
Printing and postage	6,212	6,241	6,241	6,295
Professional fees	33,702	54,675	38,127	16,465
Other	18,539	41,613	21,447	7,673
Total expenses	1,175,559	7,091,827	6,229,894	525,328
Less expense reductions	(9,491)	(60,339)	(329,356)	—
Net expenses	1,166,068	7,031,488	5,900,538	525,328
Net investment income (loss)	1,282,393	(2,878,199)	8,995,028	6,168,031
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	21,134,720	196,352,958	18,023,887	1,734,640
Affiliated investments	384	14,123	608	(3,664,631)
Capital gain distributions received from affiliated investments	—	—	—	2,568,488
	21,135,104	196,367,081	18,024,495	638,497
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(25,015,297)	(148,317,593)	(20,400,972)	(3,646,479)
Affiliated investments	(40)	21,802	3,204	(1,941,760)
	(25,015,337)	(148,295,791)	(20,397,768)	(5,588,239)
Net realized and unrealized gain (loss)	(3,880,233)	48,071,290	(2,373,273)	(4,949,742)
Increase (decrease) in net assets from operations	$(2,597,840)	$45,193,091	$6,621,755	$1,218,289
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2020 (unaudited)

Investment income	Multi-Index Lifestyle Balanced Portfolio	Multi-Index Lifestyle Conservative Portfolio	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Moderate Portfolio
Dividends	$8,756,065	$2,738,329	$5,947,122	$3,214,310
Interest	6,048	2,275	4,724	2,247
Securities lending	102,532	30,828	78,187	44,450
Income distributions received from affiliated investments	7,719,979	436,120	9,856,695	1,454,913
Total investment income	16,584,624	3,207,552	15,886,728	4,715,920
Expenses
Investment management fees	1,472,278	417,009	1,107,684	503,937
Distribution and service fees	229,802	46,994	215,386	66,510
Accounting and legal services fees	83,770	17,038	78,561	24,179
Transfer agent fees	421	19	429	75
Trustees' fees	8,043	1,643	7,582	2,390
Custodian fees	22,591	22,591	22,591	22,591
State registration fees	1,683	3,216	1,685	1,484
Printing and postage	6,381	6,270	6,363	6,283
Professional fees	21,589	14,971	20,686	15,725
Other	16,086	5,602	12,149	7,258
Total expenses	1,862,644	535,353	1,473,116	650,432
Less expense reductions	—	(23,812)	—	(11,299)
Net expenses	1,862,644	511,541	1,473,116	639,133
Net investment income	14,721,980	2,696,011	14,413,612	4,076,787
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,845,553	832,910	3,451,047	1,401,451
Affiliated investments	(4,782,838)	(539,279)	(6,406,404)	(1,455,964)
Capital gain distributions received from affiliated investments	3,829,702	216,349	4,889,677	721,748
	2,892,417	509,980	1,934,320	667,235
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(3,591,816)	558,014	(5,615,354)	(715,781)
Affiliated investments	(1,964,641)	229,600	(2,790,565)	496,571
	(5,556,457)	787,614	(8,405,919)	(219,210)
Net realized and unrealized gain (loss)	(2,664,040)	1,297,594	(6,471,599)	448,025
Increase in net assets from operations	$12,057,940	$3,993,605	$7,942,013	$4,524,812
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2020 (unaudited)

Investment income	Real Estate Securities Fund	Science & Technology Fund	Strategic Equity Allocation Fund	U.S. Sector Rotation Fund
Dividends	$6,906,747	$2,278,693	$84,754,705	$12,968,047
Interest	14,411	158,114	1,420,727	202,332
Securities lending	1,118	39,127	885,519	36,783
Less foreign taxes withheld	—	(36,830)	(3,039,049)	(80)
Non-cash dividends	—	1,263,249	—	—
Total investment income	6,922,276	3,702,353	84,021,902	13,207,082
Expenses
Investment management fees	1,497,553	1,470,160	23,516,580	4,105,854
Distribution and service fees	106,968	—	—	—
Accounting and legal services fees	38,723	26,022	682,857	118,834
Trustees' fees	3,860	2,732	67,356	14,757
Custodian fees	29,549	38,332	735,202	116,011
Printing and postage	6,241	6,241	6,241	6,241
Professional fees	28,612	27,848	108,166	49,061
Other	14,822	11,641	104,882	25,808
Total expenses	1,726,328	1,582,976	25,221,284	4,436,566
Less expense reductions	(16,197)	(65,808)	(4,938,951)	(862,092)
Net expenses	1,710,131	1,517,168	20,282,333	3,574,474
Net investment income	5,212,145	2,185,185	63,739,569	9,632,608
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	18,619,353	25,738,585	151,672,023	72,395,761
Affiliated investments	1	435	7,017	535
Futures contracts	—	—	21,174,939	4,153,479
	18,619,354	25,739,020	172,853,979	76,549,775
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(44,101,785)	(4,177,224)	(89,936,114)	(41,185,918)
Affiliated investments	—	914	10,066	36
Futures contracts	—	—	(18,544,585)	(2,909,819)
	(44,101,785)	(4,176,310)	(108,470,633)	(44,095,701)
Net realized and unrealized gain (loss)	(25,482,431)	21,562,710	64,383,346	32,454,074
Increase (decrease) in net assets from operations	$(20,270,286)	$23,747,895	$128,122,915	$42,086,682
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets (unaudited)

	Capital Appreciation Fund		Capital Appreciation Value Fund		Health Sciences Fund
Increase (decrease) in net assets	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
From operations
Net investment income (loss)	$(669,878)	$167,684	$9,709,048	$27,273,402	$(512,662)	$(473,891)
Net realized gain	145,165,737	161,879,822	124,741,120	153,187,665	11,376,955	11,280,327
Change in net unrealized appreciation (depreciation)	19,937,538	(150,945,084)	(84,973,187)	(28,230,103)	7,301,065	(23,699,008)
Increase (decrease) in net assets resulting from operations	164,433,397	11,102,422	49,476,981	152,230,964	18,165,358	(12,892,572)
Distributions to shareholders
From earnings
Class 1	(56,812,578)	(94,592,357)	—	—	—	—
Class NAV	(118,001,591)	(183,726,482)	(163,904,965)	(198,551,204)	(10,491,735)	(16,432,088)
Total distributions	(174,814,169)	(278,318,839)	(163,904,965)	(198,551,204)	(10,491,735)	(16,432,088)
From fund share transactions
From fund share transactions	(53,670,602)	188,522,934	(117,565,195)	(131,905,276)	(6,797,735)	(8,101,801)
Total increase (decrease)	(64,051,374)	(78,693,483)	(231,993,179)	(178,225,516)	875,888	(37,426,461)
Net assets
Beginning of period	1,736,814,385	1,815,507,868	1,607,038,415	1,785,263,931	272,012,456	309,438,917
End of period	$1,672,763,011	$1,736,814,385	$1,375,045,236	$1,607,038,415	$272,888,344	$272,012,456
	International Strategic Equity Allocation Fund		International Value Fund		Mid Cap Stock Fund
Increase (decrease) in net assets	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
From operations
Net investment income (loss)	$13,929,256	$46,062,409	$1,282,393	$8,865,157	$(2,878,199)	$(7,991,067)
Net realized gain (loss)	901,817	(84,375,610)	21,135,104	27,995,017	196,367,081	156,022,196
Change in net unrealized appreciation (depreciation)	3,142,923	(33,038,621)	(25,015,337)	(105,120,709)	(148,295,791)	(70,269,123)
Increase (decrease) in net assets resulting from operations	17,973,996	(71,351,822)	(2,597,840)	(68,260,535)	45,193,091	77,762,006
Distributions to shareholders
From earnings
Class 1	—	—	(9,006,651)	(3,239,198)	(51,552,722)	(64,739,364)
Class NAV	(48,976,734)	(260,793,663)	(9,863,048)	(19,064,587)	(139,556,442)	(185,441,862)
Total distributions	(48,976,734)	(260,793,663)	(18,869,699)	(22,303,785)	(191,109,164)	(250,181,226)
From fund share transactions
From fund share transactions	(1,323,489)	133,266,961	(3,523,834)	(774,957,085)	36,750,675	34,142,711
Issued in reorganization	—	—	—	—	—	24,403,159
Fund share transactions	(1,323,489)	133,266,961	(3,523,834)	(774,957,085)	36,750,675	58,545,870
Total decrease	(32,326,227)	(198,878,524)	(24,991,373)	(865,521,405)	(109,165,398)	(113,873,350)
Net assets
Beginning of period	1,633,620,588	1,832,499,112	243,740,153	1,109,261,558	1,591,115,936	1,704,989,286
End of period	$1,601,294,361	$1,633,620,588	$218,748,780	$243,740,153	$1,481,950,538	$1,591,115,936
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets (unaudited)

	Mid Value Fund		Multi-Index Lifestyle Aggressive Portfolio		Multi-Index Lifestyle Balanced Portfolio
Increase (decrease) in net assets	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
From operations
Net investment income	$8,995,028	$19,303,493	$6,168,031	$5,230,494	$14,721,980	$20,058,873
Net realized gain	18,024,495	9,688,613	638,497	20,418,742	2,892,417	27,974,987
Change in net unrealized appreciation (depreciation)	(20,397,768)	(153,090,823)	(5,588,239)	(28,066,671)	(5,556,457)	(17,902,425)
Increase (decrease) in net assets resulting from operations	6,621,755	(124,098,717)	1,218,289	(2,417,435)	12,057,940	30,131,435
Distributions to shareholders
From earnings
Class R6	—	—	(380,187)	(326,422)	(375,364)	(356,263)
Class 1	—	—	(32,109,372)	(31,418,938)	(54,717,492)	(61,891,267)
Class NAV	(34,817,897)	(101,535,887)	—	—	—	—
Total distributions	(34,817,897)	(101,535,887)	(32,489,559)	(31,745,360)	(55,092,856)	(62,247,530)
From fund share transactions
From fund share transactions	(75,135,516)	16,774,061	27,855,933	45,895,143	21,756,513	59,371,272
Total increase (decrease)	(103,331,658)	(208,860,543)	(3,415,337)	11,732,348	(21,278,403)	27,255,177
Net assets
Beginning of period	1,230,547,672	1,439,408,215	339,601,794	327,869,446	896,979,795	869,724,618
End of period	$1,127,216,014	$1,230,547,672	$336,186,457	$339,601,794	$875,701,392	$896,979,795
	Multi-Index Lifestyle Conservative Portfolio		Multi-Index Lifestyle Growth Portfolio		Multi-Index Lifestyle Moderate Portfolio
Increase (decrease) in net assets	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
From operations
Net investment income	$2,696,011	$4,493,169	$14,413,612	$15,239,646	$4,076,787	$6,252,148
Net realized gain	509,980	960,434	1,934,320	39,895,442	667,235	4,573,989
Change in net unrealized appreciation (depreciation)	787,614	6,190,858	(8,405,919)	(43,224,083)	(219,210)	2,777,145
Increase in net assets resulting from operations	3,993,605	11,644,461	7,942,013	11,911,005	4,524,812	13,603,282
Distributions to shareholders
From earnings
Class R6	(7,726)	(3,952)	(503,695)	(438,039)	(52,179)	(53,451)
Class 1	(5,714,945)	(6,753,201)	(66,128,412)	(63,603,024)	(12,337,160)	(13,629,279)
Total distributions	(5,722,671)	(6,757,153)	(66,632,107)	(64,041,063)	(12,389,339)	(13,682,730)
From fund share transactions
From fund share transactions	(80,194)	22,980,029	45,802,585	120,071,681	(7,435,148)	22,829,438
Total increase (decrease)	(1,809,260)	27,867,337	(12,887,509)	67,941,623	(15,299,675)	22,749,990
Net assets
Beginning of period	184,199,253	156,331,916	829,279,251	761,337,628	263,163,624	240,413,634
End of period	$182,389,993	$184,199,253	$816,391,742	$829,279,251	$247,863,949	$263,163,624
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets (unaudited)

	Real Estate Securities Fund		Science & Technology Fund		Strategic Equity Allocation Fund
Increase (decrease) in net assets	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
From operations
Net investment income (loss)	$5,212,145	$9,057,353	$2,185,185	$(908,470)	$63,739,569	$154,713,158
Net realized gain	18,619,354	20,387,808	25,739,020	19,965,025	172,853,979	102,651,681
Change in net unrealized appreciation (depreciation)	(44,101,785)	34,474,373	(4,176,310)	(10,988,711)	(108,470,633)	(383,128,086)
Increase (decrease) in net assets resulting from operations	(20,270,286)	63,919,534	23,747,895	8,067,844	128,122,915	(125,763,247)
Distributions to shareholders
From earnings
Class 1	(34,226,630)	(16,428,402)	—	—	—	—
Class NAV	—	—	(25,176,071)	(77,599,763)	(243,595,412)	(1,038,737,526)
Total distributions	(34,226,630)	(16,428,402)	(25,176,071)	(77,599,763)	(243,595,412)	(1,038,737,526)
From fund share transactions
From fund share transactions	(1,235,328)	(34,907,359)	(8,355,837)	101,198,431	(369,255,667)	803,092,859
Total increase (decrease)	(55,732,244)	12,583,773	(9,784,013)	31,666,512	(484,728,164)	(361,407,914)
Net assets
Beginning of period	433,489,534	420,905,761	284,036,599	252,370,087	7,328,831,333	7,690,239,247
End of period	$377,757,290	$433,489,534	$274,252,586	$284,036,599	$6,844,103,169	$7,328,831,333
	U.S. Sector Rotation Fund
Increase (decrease) in net assets	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
From operations
Net investment income	$9,632,608	$25,826,558
Net realized gain	76,549,775	103,791,284
Change in net unrealized appreciation (depreciation)	(44,095,701)	(134,682,857)
Increase (decrease) in net assets resulting from operations	42,086,682	(5,065,015)
Distributions to shareholders
From earnings
Class NAV	(127,843,285)	(347,530,083)
Total distributions	(127,843,285)	(347,530,083)
From fund share transactions
From fund share transactions	(250,432,105)	135,353,560
Total decrease	(336,188,708)	(217,241,538)
Net assets
Beginning of period	1,496,954,689	1,714,196,227
End of period	$1,160,765,981	$1,496,954,689
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Fund
Class 1
02-29-2020 [3]	15.66	(0.01)	1.53	1.52	—	(1.70)	(1.70)	15.48	9.61 [4]	0.80 [5]	0.79 [5]	(0.11) [5]	551	20
08-31-2019	18.80	—	(0.46)	(0.46)	(0.02)	(2.66)	(2.68)	15.66	0.84	0.80	0.79	(0.03)	584	50
08-31-2018	18.56	0.02	4.25	4.27	(0.01)	(4.02)	(4.03)	18.80	26.71	0.79	0.78	0.11	687	39
08-31-2017	16.60	0.01	3.89	3.90	(0.01)	(1.93)	(1.94)	18.56	26.53	0.79	0.78	0.07	582	45
08-31-2016	18.12	0.01	0.83	0.84	— [6]	(2.36)	(2.36)	16.60	4.41	0.79	0.78	0.05	551	32
08-31-2015	18.30	— [6]	1.22	1.22	—	(1.40)	(1.40)	18.12	7.01	0.78	0.77	0.01	588	33
Class NAV
02-29-2020 [3]	15.71	— [6]	1.52	1.52	— [6]	(1.70)	(1.70)	15.53	9.59 [4]	0.75 [5]	0.74 [5]	(0.06) [5]	1,122	20
08-31-2019	18.85	— [6]	(0.45)	(0.45)	(0.03)	(2.66)	(2.69)	15.71	0.89	0.75	0.74	0.03	1,153	50
08-31-2018	18.60	0.03	4.26	4.29	(0.02)	(4.02)	(4.04)	18.85	26.76	0.74	0.73	0.15	1,128	39
08-31-2017	16.63	0.02	3.90	3.92	(0.02)	(1.93)	(1.95)	18.60	26.62	0.74	0.73	0.11	1,222	45
08-31-2016	18.15	0.02	0.83	0.85	(0.01)	(2.36)	(2.37)	16.63	4.45	0.74	0.73	0.10	1,413	32
08-31-2015	18.32	0.01	1.22	1.23	—	(1.40)	(1.40)	18.15	7.06	0.73	0.72	0.06	1,519	33
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
Capital Appreciation Value Fund
Class NAV
02-29-2020 [3]	11.75	0.07	0.27	0.34	(0.20)	(1.10)	(1.30)	10.79	2.63 [4]	0.87 [5]	0.82 [5]	1.25 [5]	1,375	24
08-31-2019	12.27	0.19	0.76	0.95	(0.33)	(1.14)	(1.47)	11.75	10.07	0.85	0.81	1.66	1,607	63
08-31-2018	12.26	0.27	1.06	1.33	(0.18)	(1.14)	(1.32)	12.27	11.61	0.85	0.81	2.28	1,785	78
08-31-2017	11.62	0.18	1.06	1.24	(0.20)	(0.40)	(0.60)	12.26	11.26	0.85	0.81	1.51	1,880	61
08-31-2016	11.86	0.16	1.03	1.19	(0.18)	(1.25)	(1.43)	11.62	10.94	0.85	0.81	1.39	2,101	64
08-31-2015	12.70	0.14	0.59	0.73	(0.17)	(1.40)	(1.57)	11.86	5.90	0.84	0.80	1.22	2,000	90
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized.
Health Sciences Fund
Class NAV
02-29-2020 [3]	4.53	(0.01)	0.32	0.31	—	(0.19)	(0.19)	4.65	6.61 [4]	1.12 [5]	1.05 [5]	(0.37) [5]	273	26
08-31-2019	5.10	(0.01)	(0.28)	(0.29)	—	(0.28)	(0.28)	4.53	(4.87)	1.11	1.05	(0.17)	272	42
08-31-2018	5.01	(0.01)	0.95	0.94	—	(0.85)	(0.85)	5.10	22.04	1.10	1.04	(0.30)	309	46
08-31-2017	5.59	(0.01)	0.74	0.73	—	(1.31)	(1.31)	5.01	18.48	1.14	1.07	(0.27)	320	131
08-31-2016	18.69	(0.03)	(0.64)	(0.67)	(0.02)	(12.41)	(12.43)	5.59	(8.77)	1.10	1.04	(0.32)	216	46
08-31-2015	20.26	0.01	4.41	4.42	—	(5.99)	(5.99)	18.69	26.42	0.99	0.94	0.06	368	44
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized.
International Strategic Equity Allocation Fund
Class NAV
02-29-2020 [3]	9.01	0.08 [4]	0.03	0.11	(0.27)	—	(0.27)	8.85	0.99 [5]	0.69 [6]	0.56 [6]	1.63 [4,6]	1,601	35
08-31-2019	11.21	0.26	(0.85)	(0.59)	(0.26)	(1.35)	(1.61)	9.01	(3.97)	0.69	0.56	2.74	1,634	57
08-31-2018	11.78	0.25	(0.01)	0.24	(0.29)	(0.52)	(0.81)	11.21	1.81	0.68	0.55	2.15	1,832	94
08-31-2017 [7]	10.00	0.23	1.59	1.82	(0.03)	(0.01)	(0.04)	11.78	18.26 [5]	0.69 [6]	0.56 [6]	2.43 [6]	2,049	112
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests. 5. Not annualized. 6. Annualized. 7. Period from 10-17-16 (commencement of operations) to 8-31-17.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Value Fund
Class 1
02-29-2020 [3]	14.03	0.07 [4]	(0.20)	(0.13)	(0.36)	(0.79)	(1.15)	12.75	(2.14) [5]	0.96 [6]	0.96 [6]	1.01 [4,6]	101	113 [7]
08-31-2019	16.45	0.35	(2.44)	(2.09)	(0.33)	—	(0.33)	14.03	(12.73)	0.93	0.92	2.32	126	36
08-31-2018	16.82	0.29	(0.27)	0.02	(0.39)	—	(0.39)	16.45	0.06	0.91	0.90	1.72	169	29
08-31-2017	14.80	0.29	2.09	2.38	(0.36)	—	(0.36)	16.82	16.35	0.91	0.90	1.85	206	31
08-31-2016	14.53	0.29	0.25	0.54	(0.27)	—	(0.27)	14.80	3.86	0.90	0.90	2.06	186	24
08-31-2015	18.11	0.26	(3.42)	(3.16)	(0.42)	—	(0.42)	14.53	(17.54)	0.93	0.92	1.62	205	32
Class NAV
02-29-2020 [3]	13.99	0.08 [4]	(0.22)	(0.14)	(0.36)	(0.79)	(1.15)	12.70	(2.10) [5]	0.91 [6]	0.91 [6]	1.04 [4,6]	117	113 [7]
08-31-2019	16.41	0.17	(2.25)	(2.08)	(0.34)	—	(0.34)	13.99	(12.71)	0.88	0.87	1.11	118	36
08-31-2018	16.77	0.31	(0.27)	0.04	(0.40)	—	(0.40)	16.41	0.17	0.86	0.85	1.81	940	29
08-31-2017	14.76	0.29	2.08	2.37	(0.36)	—	(0.36)	16.77	16.38	0.86	0.85	1.85	987	31
08-31-2016	14.49	0.28	0.27	0.55	(0.28)	—	(0.28)	14.76	3.93	0.85	0.85	2.06	1,347	24
08-31-2015	18.07	0.27	(3.42)	(3.15)	(0.43)	—	(0.43)	14.49	(17.55)	0.88	0.87	1.69	1,569	32
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests. 5. Not annualized. 6. Annualized. 7. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
Mid Cap Stock Fund
Class 1
02-29-2020 [3]	22.24	(0.04)	0.58	0.54	—	(2.77)	(2.77)	20.01	2.00 [4]	0.93 [5]	0.92 [5]	(0.40) [5]	410	43
08-31-2019	25.90	(0.12)	0.28	0.16	—	(3.82)	(3.82)	22.24	5.71	0.92	0.92	(0.54)	438	61 [6]
08-31-2018	22.14	(0.10)	6.01	5.91	—	(2.15)	(2.15)	25.90	28.68	0.92	0.91	(0.44)	447	67
08-31-2017	18.86	(0.03)	3.40	3.37	—	(0.09)	(0.09)	22.14	17.86	0.92	0.91	(0.16)	365	89
08-31-2016	20.57	(0.04)	0.61	0.57	—	(2.28)	(2.28)	18.86	3.02	0.92	0.91	(0.23)	340	79
08-31-2015	22.57	(0.06)	1.03	0.97	—	(2.97)	(2.97)	20.57	4.81	0.91	0.91	(0.29)	366	79
Class NAV
02-29-2020 [3]	22.52	(0.04)	0.59	0.55	—	(2.77)	(2.77)	20.30	2.02 [4]	0.88 [5]	0.87 [5]	(0.35) [5]	1,072	43
08-31-2019	26.16	(0.11)	0.29	0.18	—	(3.82)	(3.82)	22.52	5.74	0.87	0.87	(0.49)	1,153	61 [6]
08-31-2018	22.33	(0.09)	6.07	5.98	—	(2.15)	(2.15)	26.16	28.75	0.87	0.86	(0.39)	1,258	67
08-31-2017	19.01	(0.02)	3.43	3.41	—	(0.09)	(0.09)	22.33	17.99	0.87	0.86	(0.12)	1,245	89
08-31-2016	20.71	(0.03)	0.61	0.58	—	(2.28)	(2.28)	19.01	3.06	0.87	0.86	(0.18)	1,147	79
08-31-2015	22.69	(0.05)	1.04	0.99	—	(2.97)	(2.97)	20.71	4.83	0.86	0.86	(0.24)	1,195	79
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.
Mid Value Fund
Class NAV
02-29-2020 [3]	14.27	0.11	(0.10)	0.01	(0.25)	(0.17)	(0.42)	13.86	(0.17) [4]	0.99 [5]	0.94 [5]	1.43 [5]	1,127	18
08-31-2019	17.08	0.22	(1.81)	(1.59)	(0.15)	(1.07)	(1.22)	14.27	(8.82)	0.99	0.94	1.48	1,231	42
08-31-2018	16.00	0.12	1.90	2.02	(0.13)	(0.81)	(0.94)	17.08	12.96	0.99	0.94	0.72	1,439	39
08-31-2017	15.88	0.16	1.52	1.68	(0.14)	(1.42)	(1.56)	16.00	10.83	0.99	0.94	0.98	1,224	55
08-31-2016	15.45	0.17	1.94	2.11	(0.20)	(1.48)	(1.68)	15.88	15.18	0.99	0.93	1.17	922	56
08-31-2015	18.20	0.15	(0.72)	(0.57)	(0.14)	(2.04)	(2.18)	15.45	(3.55)	1.03	0.97	0.88	957	47
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Aggressive Portfolio
Class R6
02-29-2020 [3]	11.57	0.19 [4]	(0.04)	0.15	(0.23)	(0.88)	(1.11)	10.61	0.42 [5]	0.26 [6,7]	0.26 [6,7]	3.22 [4,6]	7	11
08-31-2019	13.12	0.19 [4]	(0.50)	(0.31)	(0.20)	(1.04)	(1.24)	11.57	(0.88)	0.25 [7]	0.25 [7]	1.62 [4]	4	14
08-31-2018	12.31	0.12 [4]	1.42	1.54	(0.21)	(0.52)	(0.73)	13.12	12.73	0.26 [7]	0.25 [7]	0.93 [4]	4	15
08-31-2017	10.94	0.18 [4]	1.54	1.72	(0.19)	(0.16)	(0.35)	12.31	16.07	0.27 [7]	0.25 [7]	1.57 [4]	— [8]	13
08-31-2016	10.19	0.16 [4]	0.78	0.94	(0.15)	(0.04)	(0.19)	10.94	9.34	0.32 [7]	0.26 [7]	1.44 [4]	— [8]	14
08-31-2015	10.77	0.21 [4]	(0.63)	(0.42)	(0.14)	(0.02)	(0.16)	10.19	(3.97)	0.59 [7]	0.28 [7]	1.93 [4]	— [8]	14
Class 1
02-29-2020 [3]	11.56	0.20 [4]	(0.05)	0.15	(0.23)	(0.88)	(1.11)	10.60	0.38 [5]	0.29 [6,7]	0.29 [6,7]	3.43 [4,6]	329	11
08-31-2019	13.12	0.19 [4]	(0.51)	(0.32)	(0.20)	(1.04)	(1.24)	11.56	(1.01)	0.29 [7]	0.29 [7]	1.61 [4]	336	14
08-31-2018	12.31	0.19 [4]	1.34	1.53	(0.20)	(0.52)	(0.72)	13.12	12.69	0.29 [7]	0.29 [7]	1.52 [4]	324	15
08-31-2017	10.94	0.16 [4]	1.55	1.71	(0.18)	(0.16)	(0.34)	12.31	16.04	0.31 [7]	0.29 [7]	1.37 [4]	245	13
08-31-2016	10.19	0.13 [4]	0.81	0.94	(0.15)	(0.04)	(0.19)	10.94	9.30	0.35 [7]	0.29 [7]	1.42 [4]	105	14
08-31-2015	10.77	0.10 [4]	(0.51)	(0.41)	(0.15)	(0.02)	(0.17)	10.19	(3.93)	0.57 [7]	0.30 [7]	0.97 [4]	45	14
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $500,000.
Multi-Index Lifestyle Balanced Portfolio
Class R6
02-29-2020 [3]	11.26	0.18 [4]	— [5]	0.18	(0.21)	(0.48)	(0.69)	10.75	1.34 [6]	0.37 [7,8]	0.37 [7,8]	3.14 [4,7]	6	23
08-31-2019	11.79	0.26 [4]	0.03	0.29	(0.26)	(0.56)	(0.82)	11.26	3.26	0.36 [8]	0.36 [8]	2.32 [4]	6	21
08-31-2018	11.48	0.21 [4]	0.63	0.84	(0.24)	(0.29)	(0.53)	11.79	7.38	0.36 [8]	0.36 [8]	1.86 [4]	5	17
08-31-2017	10.78	0.23 [4]	0.80	1.03	(0.23)	(0.10)	(0.33)	11.48	9.79	0.36 [8]	0.36 [8]	2.14 [4]	— [9]	22
08-31-2016	10.17	0.26 [4]	0.59	0.85	(0.22)	(0.02)	(0.24)	10.78	8.49	0.37 [8]	0.37 [8]	2.38 [4]	— [9]	11
08-31-2015	10.64	0.21 [4]	(0.49)	(0.28)	(0.18)	(0.01)	(0.19)	10.17	(2.69)	0.57 [8]	0.40 [8]	2.02 [4]	— [9]	18
Class 1
02-29-2020 [3]	11.26	0.18 [4]	(0.01)	0.17	(0.21)	(0.48)	(0.69)	10.74	1.22 [6]	0.40 [7,8]	0.40 [7,8]	3.18 [4,7]	869	23
08-31-2019	11.78	0.25 [4]	0.05	0.30	(0.26)	(0.56)	(0.82)	11.26	3.31	0.40 [8]	0.40 [8]	2.30 [4]	891	21
08-31-2018	11.48	0.24 [4]	0.58	0.82	(0.23)	(0.29)	(0.52)	11.78	7.25	0.40 [8]	0.40 [8]	2.06 [4]	865	17
08-31-2017	10.78	0.21 [4]	0.81	1.02	(0.22)	(0.10)	(0.32)	11.48	9.75	0.40 [8]	0.40 [8]	1.90 [4]	719	22
08-31-2016	10.17	0.20 [4]	0.64	0.84	(0.21)	(0.02)	(0.23)	10.78	8.44	0.41 [8]	0.41 [8]	2.09 [4]	350	11
08-31-2015	10.64	0.17 [4]	(0.45)	(0.28)	(0.18)	(0.01)	(0.19)	10.17	(2.67)	0.50 [8]	0.41 [8]	1.58 [4]	141	18
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Less than $0.005 per share. 6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 9. Less than $500,000.
Multi-Index Lifestyle Conservative Portfolio
Class R6
02-29-2020 [3]	10.84	0.13 [4]	0.10	0.23	(0.18)	(0.15)	(0.33)	10.74	2.12 [5]	0.53 [6,7]	0.51 [6,7]	2.48 [4,6]	1	34
08-31-2019	10.57	0.24 [4]	0.47	0.71	(0.28)	(0.16)	(0.44)	10.84	7.09	0.51 [7]	0.50 [7]	2.35 [4]	— [8]	21
08-31-2018	10.75	0.28 [4]	(0.11)	0.17	(0.25)	(0.10)	(0.35)	10.57	1.61	0.53 [7]	0.50 [7]	2.62 [4]	— [8]	24
08-31-2017	10.65	0.24 [4]	0.17	0.41	(0.24)	(0.07)	(0.31)	10.75	3.95	0.55 [7]	0.50 [7]	2.32 [4]	— [8]	36
08-31-2016	10.13	0.30 [4]	0.47	0.77	(0.24)	(0.01)	(0.25)	10.65	7.71	0.60 [7]	0.50 [7]	2.72 [4]	— [8]	21
08-31-2015	10.49	0.22 [4]	(0.38)	(0.16)	(0.19)	(0.01)	(0.20)	10.13	(1.57)	1.08 [7]	0.52 [7]	2.12 [4]	— [8]	18
Class 1
02-29-2020 [3]	10.83	0.15 [4]	0.08	0.23	(0.18)	(0.15)	(0.33)	10.73	2.10 [5]	0.57 [6,7]	0.54 [6,7]	2.86 [4,6]	182	34
08-31-2019	10.56	0.28 [4]	0.43	0.71	(0.28)	(0.16)	(0.44)	10.83	7.05	0.55 [7]	0.54 [7]	2.73 [4]	184	21
08-31-2018	10.74	0.25 [4]	(0.09)	0.16	(0.24)	(0.10)	(0.34)	10.56	1.57	0.57 [7]	0.54 [7]	2.41 [4]	156	24
08-31-2017	10.65	0.23 [4]	0.16	0.39	(0.23)	(0.07)	(0.30)	10.74	3.82	0.59 [7]	0.54 [7]	2.19 [4]	130	36
08-31-2016	10.13	0.22 [4]	0.54	0.76	(0.23)	(0.01)	(0.24)	10.65	7.68	0.63 [7]	0.53 [7]	2.43 [4]	74	21
08-31-2015	10.49	0.22 [4]	(0.38)	(0.16)	(0.19)	(0.01)	(0.20)	10.13	(1.56)	1.07 [7]	0.53 [7]	2.12 [4]	29	18
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $500,000.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Growth Portfolio
Class R6
02-29-2020 [3]	11.56	0.20 [4]	(0.04)	0.16	(0.26)	(0.67)	(0.93)	10.79	0.85 [5]	0.30 [6,7]	0.30 [6,7]	3.34 [4,6]	7	16
08-31-2019	12.56	0.23 [4]	(0.21)	0.02	(0.23)	(0.79)	(1.02)	11.56	1.30	0.30 [7]	0.30 [7]	1.99 [4]	6	13
08-31-2018	12.02	0.17 [4]	1.00	1.17	(0.22)	(0.41)	(0.63)	12.56	9.85	0.30 [7]	0.30 [7]	1.44 [4]	5	16
08-31-2017	10.97	0.22 [4]	1.15	1.37	(0.20)	(0.12)	(0.32)	12.02	12.82	0.31 [7]	0.31 [7]	1.90 [4]	1	15
08-31-2016	10.25	0.22 [4]	0.69	0.91	(0.16)	(0.03)	(0.19)	10.97	8.95	0.32 [7]	0.32 [7]	2.01 [4]	1	11
08-31-2015	10.71	0.09 [4]	(0.41)	(0.32)	(0.13)	(0.01)	(0.14)	10.25	(3.04)	0.44 [7]	0.32 [7]	0.84 [4]	1	11
Class 1
02-29-2020 [3]	11.54	0.20 [4]	(0.03)	0.17	(0.26)	(0.67)	(0.93)	10.78	0.90 [5]	0.34 [6,7]	0.34 [6,7]	3.32 [4,6]	810	16
08-31-2019	12.54	0.22 [4]	(0.20)	0.02	(0.23)	(0.79)	(1.02)	11.54	1.27	0.34 [7]	0.34 [7]	1.96 [4]	823	13
08-31-2018	12.01	0.22 [4]	0.93	1.15	(0.21)	(0.41)	(0.62)	12.54	9.75	0.34 [7]	0.34 [7]	1.83 [4]	756	16
08-31-2017	10.96	0.19 [4]	1.18	1.37	(0.20)	(0.12)	(0.32)	12.01	12.78	0.34 [7]	0.34 [7]	1.67 [4]	611	15
08-31-2016	10.24	0.16 [4]	0.75	0.91	(0.16)	(0.03)	(0.19)	10.96	8.92	0.36 [7]	0.35 [7]	1.71 [4]	277	11
08-31-2015	10.71	0.13 [4]	(0.45)	(0.32)	(0.14)	(0.01)	(0.15)	10.24	(3.05)	0.46 [7]	0.35 [7]	1.19 [4]	116	11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Multi-Index Lifestyle Moderate Portfolio
Class R6
02-29-2020 [3]	11.08	0.17 [4]	0.02	0.19	(0.21)	(0.32)	(0.53)	10.74	1.57 [5]	0.45 [6,7]	0.44 [6,7]	3.01 [4,6]	1	28
08-31-2019	11.15	0.28 [4]	0.28	0.56	(0.29)	(0.34)	(0.63)	11.08	5.58	0.44 [7]	0.44 [7]	2.56 [4]	1	21
08-31-2018	11.08	0.26 [4]	0.21	0.47	(0.24)	(0.16)	(0.40)	11.15	4.37	0.45 [7]	0.44 [7]	2.37 [4]	1	20
08-31-2017	10.67	0.25 [4]	0.45	0.70	(0.23)	(0.06)	(0.29)	11.08	6.75	0.47 [7]	0.44 [7]	2.30 [4]	1	24
08-31-2016	10.12	0.26 [4]	0.55	0.81	(0.24)	(0.02)	(0.26)	10.67	8.17	0.51 [7]	0.44 [7]	2.53 [4]	1	15
08-31-2015	10.55	0.22 [4]	(0.45)	(0.23)	(0.19)	(0.01)	(0.20)	10.12	(2.25)	0.88 [7]	0.45 [7]	2.14 [4]	1	16
Class 1
02-29-2020 [3]	11.08	0.17 [4]	0.01	0.18	(0.20)	(0.32)	(0.52)	10.74	1.55 [5]	0.49 [6,7]	0.48 [6,7]	3.05 [4,6]	247	28
08-31-2019	11.14	0.27 [4]	0.29	0.56	(0.28)	(0.34)	(0.62)	11.08	5.64	0.48 [7]	0.48 [7]	2.55 [4]	262	21
08-31-2018	11.07	0.25 [4]	0.22	0.47	(0.24)	(0.16)	(0.40)	11.14	4.34	0.49 [7]	0.48 [7]	2.28 [4]	239	20
08-31-2017	10.67	0.23 [4]	0.46	0.69	(0.23)	(0.06)	(0.29)	11.07	6.61	0.50 [7]	0.47 [7]	2.10 [4]	198	24
08-31-2016	10.12	0.22 [4]	0.59	0.81	(0.24)	(0.02)	(0.26)	10.67	8.13	0.55 [7]	0.47 [7]	2.37 [4]	88	15
08-31-2015	10.54	0.21 [4]	(0.43)	(0.22)	(0.19)	(0.01)	(0.20)	10.12	(2.15)	0.81 [7]	0.47 [7]	1.99 [4]	43	16
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Real Estate Securities Fund
Class 1
02-29-2020 [3]	14.55	0.17	(0.88)	(0.71)	(0.29)	(0.90)	(1.19)	12.65	(5.26) [4]	0.81 [5]	0.80 [5]	2.44 [5]	378	63
08-31-2019	12.97	0.29	1.82	2.11	(0.26)	(0.27)	(0.53)	14.55	17.35	0.81	0.80	2.25	433	132
08-31-2018	13.12	0.26	0.49	0.75	(0.17)	(0.73)	(0.90)	12.97	6.20	0.81	0.80	2.11	421	158
08-31-2017	14.95	0.28	(0.52)	(0.24)	(0.50)	(1.09)	(1.59)	13.12	(0.86)	0.79	0.79	2.09	502	159
08-31-2016	13.39	0.45 [6]	2.79	3.24	(0.27)	(1.41)	(1.68)	14.95	25.93	0.79	0.78	3.20 [6]	665	141
08-31-2015	14.68	0.23	(0.15)	0.08	(0.25)	(1.12)	(1.37)	13.39	(0.30)	0.79	0.78	1.57	521	169
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.88%, respectively.
Science & Technology Fund
Class NAV
02-29-2020 [3]	3.87	0.03	0.29	0.32	—	(0.36)	(0.36)	3.83	8.26 [4]	1.10 [5]	1.06 [5]	0.50 [5]	274	50
08-31-2019	5.99	(0.01)	(0.32)	(0.33)	—	(1.79)	(1.79)	3.87	3.19	1.10	1.06	(0.36)	284	110
08-31-2018	13.85	(0.03)	2.33	2.30	—	(10.16)	(10.16)	5.99	30.59	1.10	1.05	(0.47)	252	108
08-31-2017	11.75	(0.02)	3.17	3.15	(0.02)	(1.03)	(1.05)	13.85	29.39	1.07	1.03	(0.13)	355	93
08-31-2016	12.56	0.02	2.03	2.05	—	(2.86)	(2.86)	11.75	18.08	1.07	1.02	0.18	766	98
08-31-2015	14.54	(0.04)	0.06	0.02	—	(2.00)	(2.00)	12.56	(0.23)	1.05	1.01	(0.29)	829	113
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Equity Allocation Fund
Class NAV
02-29-2020 [3]	11.14	0.10	0.05	0.15	(0.26)	(0.13)	(0.39)	10.90	1.01 [4]	0.67 [5]	0.54 [5]	1.69 [5]	6,844	39
08-31-2019	13.46	0.24	(0.75)	(0.51)	(0.23)	(1.58)	(1.81)	11.14	(1.78)	0.67	0.54	2.12	7,329	80
08-31-2018	13.99	0.22	1.42	1.64	(0.26)	(1.91)	(2.17)	13.46	12.48	0.66	0.54	1.64	7,690	115
08-31-2017	13.14	0.24	1.85	2.09	(0.24)	(1.00)	(1.24)	13.99	17.12	0.66	0.53	1.78	7,636	67
08-31-2016	12.88	0.23	0.79	1.02	(0.21)	(0.55)	(0.76)	13.14	8.25	0.67	0.53	1.83	7,139	47
08-31-2015	13.96	0.23	(0.72)	(0.49)	(0.24)	(0.35)	(0.59)	12.88	(3.71)	0.66	0.53	1.67	6,118	32
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized.
U.S. Sector Rotation Fund
Class NAV
02-29-2020 [3]	9.86	0.07	0.21	0.28	(0.19)	(0.86)	(1.05)	9.09	2.00 [4]	0.67 [5]	0.54 [5]	1.46 [5]	1,161	44
08-31-2019	13.13	0.17	(0.72)	(0.55)	(0.19)	(2.53)	(2.72)	9.86	(0.34)	0.66	0.53	1.66	1,497	92
08-31-2018	11.57	0.15	2.14	2.29	(0.17)	(0.56)	(0.73)	13.13	20.43	0.66	0.53	1.26	1,714	128
08-31-2017 [6]	10.00	0.15	1.46	1.61	(0.04)	—	(0.04)	11.57	16.08 [4]	0.66 [5]	0.53 [5]	1.45 [5]	1,955	119
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 9-26-16 (commencement of operations) to 8-31-17.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Notes to financial statements (unaudited)

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), sixteen of which are presented in this report.
Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio (collectively, the Multi-Index Lifestyle Portfolios) operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Multi-Index Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhinvestments.com. The underlying funds are not covered by this report.
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Prior to September 20, 2019, U.S. Sector Rotation Fund was known as U.S. Strategic Equity Alocation Fund.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Significant accounting policies, continued

The following is a summary of the values by input classification of the funds' investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$209,028,041	$209,028,041	—	—
Consumer discretionary	376,228,112	316,019,390	$60,208,722	—
Consumer staples	72,404,860	72,404,860	—	—
Financials	37,189,123	37,189,123	—	—
Health care	146,757,066	146,757,066	—	—
Industrials	98,493,214	70,100,533	28,392,681	—
Information technology	697,123,348	671,620,275	25,503,073	—
Real estate	7,800,559	7,800,559	—	—
Short-term investments	15,900,204	15,900,204	—	—
Total investments in securities	$1,660,924,527	$1,546,820,051	$114,104,476	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$50,397,135	$50,397,135	—	—
Consumer discretionary	74,831,631	74,831,631	—	—
Consumer staples	19,652,082	19,652,082	—	—
Energy	3,006,484	3,006,484	—	—
Financials	70,601,491	70,601,491	—	—
Health care	197,735,053	167,574,090	$30,160,963	—
Industrials	134,663,698	134,663,698	—	—
Information technology	181,880,434	181,880,434	—	—
Utilities	70,120,576	70,120,576	—	—
Preferred securities
Financials	24,459,233	24,459,233	—	—
Health care	20,017,043	20,017,043	—	—
Industrials	2,780,450	—	2,780,450	—
Utilities	27,104,900	27,104,900	—	—
Corporate bonds	242,851,148	—	242,851,148	—
Term loans	99,735,398	—	99,735,398	—
Short-term investments	198,052,014	198,052,014	—	—
Total investments in securities	$1,417,888,770	$1,042,360,811	$375,527,959	—
Derivatives:
Liabilities
Written options	$(3,250,632)	—	$(3,250,632)	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$307,594	—	—	$307,594
Health care	263,481,304	$243,355,500	$19,647,834	477,970
Industrials	1,209,268	1,209,268	—	—
Information technology	249,988	249,988	—	—
Preferred securities
Consumer discretionary	686,848	—	—	686,848
Health care	1,877,173	669,281	1,207,892	—
Information technology	868,749	—	—	868,749
Rights	353,941	353,941	—	—

Significant accounting policies, continued

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Fund (continued)
Short-term investments	$4,067,270	$4,067,270	—	—
Total investments in securities	$273,102,135	$249,905,248	$20,855,726	$2,341,161

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$81,806,642	—	$81,806,642	—
Austria	2,677,435	—	2,677,435	—
Belgium	2,599,519	—	2,599,519	—
Brazil	5,576,128	$5,576,128	—	—
Canada	131,639,224	131,639,224	—	—
Chile	2,868,608	—	2,868,608	—
China	135,482,930	48,030,084	87,450,264	$2,582
Colombia	751,644	751,644	—	—
Czech Republic	493,507	—	493,507	—
Denmark	31,061,598	—	31,061,598	—
Finland	12,680,154	—	12,680,154	—
France	125,660,393	—	125,660,393	—
Germany	89,868,222	—	89,868,222	—
Hong Kong	36,811,707	269,790	36,541,917	—
Hungary	1,311,059	—	1,311,059	—
Indonesia	1,684,418	—	1,684,418	—
Ireland	9,171,011	515,592	8,655,419	—
Isle of Man	264,411	—	264,411	—
Israel	5,829,559	2,600,850	3,228,709	—
Italy	15,133,822	—	15,133,822	—
Japan	263,641,032	—	263,641,032	—
Luxembourg	3,098,103	—	3,098,103	—
Macau	592,775	—	592,775	—
Malaysia	6,590,743	—	6,590,743	—
Mexico	10,088,339	10,088,339	—	—
Netherlands	43,323,524	2,512,549	40,810,975	—
New Zealand	1,687,542	—	1,687,542	—
Norway	2,601,806	—	2,601,806	—
Peru	1,358,316	1,358,316	—	—
Philippines	4,061,808	—	4,061,528	280
Poland	1,642,476	—	1,642,476	—
Portugal	1,867,152	—	1,867,152	—
Romania	149,355	—	149,355	—
Russia	92,752	—	92,752	—
Singapore	4,620,552	—	4,620,552	—
South Africa	12,695,074	—	12,695,074	—
South Korea	75,557,636	—	75,557,636	—
Spain	29,150,792	—	29,150,792	—
Sweden	29,718,510	—	29,718,510	—
Switzerland	114,428,444	—	114,428,444	—
Taiwan	95,120,386	—	95,120,386	—
Thailand	4,642,462	—	4,642,462	—
Turkey	881,921	—	881,921	—
United Arab Emirates	67,101	—	67,101	—
United Kingdom	89,555,922	919,166	88,636,756	—
United States	4,613,004	4,330,196	282,808	—
Preferred securities
Brazil	2,522,518	2,522,518	—	—
Chile	316,052	—	316,052	—
Colombia	432,873	432,873	—	—

Significant accounting policies, continued

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Germany	$6,016,969	—	$6,016,969	—
South Korea	4,740,607	—	4,740,607	—
Exchange-traded funds	44,705,373	$44,705,373	—	—
Warrants	1,020	1,020	—	—
Short-term investments	113,534,884	77,977,284	35,557,600	—
Total investments in securities	$1,667,489,814	$334,230,946	$1,333,256,006	$2,862
Derivatives:
Liabilities
Futures	$(3,732,759)	$(3,732,759)	—	—

International Value Fund
Investments in securities:
Assets
Common stocks
Austria	$1,658,983	—	$1,658,983	—
Belgium	1,724,622	—	1,724,622	—
Bermuda	3,647,350	$3,647,350	—	—
Canada	9,537,679	9,537,679	—	—
China	838,664	—	838,664	—
Denmark	4,163,039	—	4,163,039	—
Finland	4,340,104	—	4,340,104	—
France	33,627,999	—	33,627,999	—
Germany	11,390,003	—	11,390,003	—
Greece	1,065,885	—	1,065,885	—
Hong Kong	6,373,741	—	6,373,741	—
Hungary	2,245,617	—	2,245,617	—
Indonesia	1,465,986	—	1,465,986	—
Ireland	2,614,825	—	2,614,825	—
Italy	3,096,532	—	3,096,532	—
Japan	44,922,190	—	44,922,190	—
Macau	1,358,280	—	1,358,280	—
Netherlands	7,573,661	1,712,967	5,860,694	—
Norway	2,120,344	—	2,120,344	—
Singapore	4,216,620	—	4,216,620	—
South Korea	6,865,584	1,671,477	5,194,107	—
Spain	1,460,226	—	1,460,226	—
Sweden	4,021,763	—	4,021,763	—
Switzerland	13,629,216	—	13,629,216	—
United Kingdom	36,563,945	4,908,212	31,655,733	—
United States	1,019,109	1,019,109	—	—
Short-term investments	7,566,997	7,566,997	—	—
Total investments in securities	$219,108,964	$30,063,791	$189,045,173	—

Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$81,581,434	$81,581,434	—	—
Consumer discretionary	260,832,880	259,788,262	—	$1,044,618
Consumer staples	65,608,735	65,608,735	—	—
Financials	17,794,228	17,794,228	—	—
Health care	362,131,075	362,131,075	—	—
Industrials	183,340,075	183,340,075	—	—
Information technology	403,036,272	391,211,627	—	11,824,645

Significant accounting policies, continued

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Stock Fund (continued)
Preferred securities	$37,815,379	—	—	$37,815,379
Short-term investments	144,029,330	$62,529,330	$81,500,000	—
Total investments in securities	$1,556,169,408	$1,423,984,766	$81,500,000	$50,684,642

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$47,488,929	$47,488,929	—	—
Consumer discretionary	56,036,137	56,036,137	—	—
Consumer staples	87,568,804	79,749,329	$7,819,475	—
Energy	118,457,457	114,345,396	4,112,061	—
Financials	201,762,351	191,209,991	10,552,360	—
Health care	187,901,316	182,415,792	5,485,524	—
Industrials	99,170,940	94,795,662	4,375,278	—
Information technology	45,470,218	45,470,218	—	—
Materials	108,967,444	100,091,122	8,876,322	—
Real estate	67,334,459	67,334,459	—	—
Utilities	43,535,300	43,535,300	—	—
Preferred securities	3,144,900	3,144,900	—	—
Short-term investments	93,665,450	93,665,450	—	—
Total investments in securities	$1,160,503,705	$1,119,282,685	$41,221,020	—

Multi-Index Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$224,210,131	$224,210,131	—	—
Unaffiliated investment companies	112,736,005	112,736,005	—	—
Short-term investments	3,921,695	3,921,695	—	—
Total investments in securities	$340,867,831	$340,867,831	—	—

Multi-Index Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$333,110,355	$333,110,355	—	—
Unaffiliated investment companies	560,517,563	560,517,563	—	—
Short-term investments	45,153,957	45,153,957	—	—
Total investments in securities	$938,781,875	$938,781,875	—	—

Multi-Index Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$19,252,887	$19,252,887	—	—
Unaffiliated investment companies	169,360,230	169,360,230	—	—
Short-term investments	12,056,289	12,056,289	—	—
Total investments in securities	$200,669,406	$200,669,406	—	—

Multi-Index Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$426,133,131	$426,133,131	—	—
Unaffiliated investment companies	400,267,203	400,267,203	—	—

Significant accounting policies, continued

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Growth Portfolio (continued)
Short-term investments	$51,113,075	$51,113,075	—	—
Total investments in securities	$877,513,409	$877,513,409	—	—

Multi-Index Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$61,830,413	$61,830,413	—	—
Unaffiliated investment companies	194,551,584	194,551,584	—	—
Short-term investments	7,632,434	7,632,434	—	—
Total investments in securities	$264,014,431	$264,014,431	—	—

Real Estate Securities Fund
Investments in securities:
Assets
Common stocks	$377,739,337	$377,739,337	—	—
Short-term investments	667,495	667,495	—	—
Total investments in securities	$378,406,832	$378,406,832	—	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$51,843,421	$44,074,845	$7,768,576	—
Consumer discretionary	41,801,484	32,288,161	9,513,323	—
Health care	2,747,693	2,747,693	—	—
Industrials	3,345,720	3,345,720	—	—
Information technology	147,237,076	137,262,620	9,974,456	—
Real estate	200,480	200,480	—	—
Preferred securities	2,598,336	—	—	$2,598,336
Short-term investments	35,177,547	22,892,547	12,285,000	—
Total investments in securities	$284,951,757	$242,812,066	$39,541,355	$2,598,336

Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$669,328,650	$522,116,111	$147,210,777	$1,762
Consumer discretionary	666,777,416	455,507,290	211,269,652	474
Consumer staples	414,685,609	227,479,423	187,202,048	4,138
Energy	254,098,700	186,056,732	68,041,968	—
Financials	968,632,683	592,884,844	375,746,485	1,354
Health care	796,395,170	568,537,168	227,836,164	21,838
Industrials	607,479,546	343,166,094	264,313,452	—
Information technology	1,281,695,109	1,006,285,920	275,409,189	—
Materials	284,438,391	149,216,194	135,220,805	1,392
Real estate	234,728,906	166,647,724	68,081,182	—
Utilities	287,654,624	217,232,144	70,391,147	31,333
Preferred securities
Communication services	209,624	209,624	—	—
Consumer discretionary	6,656,755	150,646	6,506,109	—
Consumer staples	2,779,749	88,688	2,691,061	—
Energy	805,963	805,963	—	—
Financials	3,179,616	3,179,616	—	—

Significant accounting policies, continued

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Fund (continued)
Health care	$1,110,409	—	$1,110,409	—
Information technology	6,189,186	—	6,189,186	—
Materials	1,160,726	$181,423	979,303	—
Utilities	165,294	165,294	—	—
Exchange-traded funds	70,554,139	70,554,139	—	—
Rights	23,797	23,658	139	—
Warrants	1,902	1,902	—	—
Short-term investments	301,702,988	97,973,122	203,729,866	—
Total investments in securities	$6,860,454,952	$4,608,463,719	$2,251,928,942	$62,291
Derivatives:
Liabilities
Futures	$(21,410,335)	$(21,410,335)	—	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$157,220,616	$157,219,927	—	$689
Consumer discretionary	97,377,765	97,374,355	$3,410	—
Consumer staples	61,317,752	61,317,752	—	—
Energy	43,116,155	43,116,155	—	—
Financials	129,102,594	129,102,034	—	560
Health care	154,580,468	154,580,180	—	288
Industrials	69,903,774	69,903,774	—	—
Information technology	286,265,748	286,265,748	—	—
Materials	29,804,002	29,803,488	—	514
Real estate	32,498,220	32,498,220	—	—
Utilities	58,184,089	58,184,089	—	—
Preferred securities	9,765	9,765	—	—
Rights	8,561	8,561	—	—
Short-term investments	35,299,938	989,269	34,310,669	—
Total investments in securities	$1,154,689,447	$1,120,373,317	$34,314,079	$2,051
Derivatives:
Liabilities
Futures	$(3,999,559)	$(3,999,559)	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.
Mid Cap Stock Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-19	$7,241,730	$56,410,566	$63,652,296
Realized gain (loss)	(27,360)	1,289,303	1,261,943
Change in unrealized appreciation (depreciation)	5,734,234	(15,288,485)	(9,554,251)
Purchases	—	—	—
Sales	(79,341)	(4,596,005)	(4,675,346)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 2-29-20	$12,869,263	$37,815,379	$50,684,642
Change in unrealized at period end[1]	$5,666,431	$(15,288,485)	$(9,622,054)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.

Significant accounting policies, continued

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds' Level 3 securities are outlined in the table below.
Mid Cap Stock Fund	Fair Value at period end	Valuation technique	Significant unobservable inputs	Input/Range*
Common Stocks	$ 11,824,645	Transactions Indicative of Value	Exchange Ratio Discount	0.3574 10%
	$ 1,044,618	Transactions Indicative of Value	Prior/recent transactions	$18.16
	$ 12,869,263

Preferred Securities	$ 5,146,655	Transactions Indicative of Value and Option Model	Prior/pending transactions OPM - Volatility Discount	$11.60/$19.19 40% 10%
	$ 16,228,502	Market Comparable	EV to revenue multiple Discount	0.96x - 1.43x (weighted average 1.19x) 17.5%
	$ 2,332,634	Transactions Indicative of Value	Prior/recent transactions	$18.16
	$ 14,022,826	Market Comparable	EV to revenue multiple Discount OPM - Volatility	3.10x - 5.02x (weighted average 3.84x) 25% 20% - 45% (weighted average 34.8%)
	$ 84,762	Recovery Value	Expected future value Discount	0.355 55%
	$ 37,815,379

Total	$50,684,642
* A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the funds' Level 3 securities as of February 29, 2020, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Exchange Ratio	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Prior/pending transaction value	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Repurchase agreements. The funds may enter into repurchase agreements. When the funds enter into a repurchase agreement, they receive collateral that is held in a segregated account by the funds' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Significant accounting policies, continued

Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at February 29, 2020:
Fund	Market value of securities on loan	Cash collateral received
Capital Appreciation Fund	$14,640	$14,949
Capital Appreciation Value Fund	8,301,497	8,480,328
International Strategic Equity Allocation Fund	71,616,587	78,021,981
Mid Cap Stock Fund	61,229,613	62,492,064
Mid Value Fund	11,566,266	12,059,423
Multi-Index Lifestyle Aggressive Portfolio	3,839,473	3,918,125
Multi-Index Lifestyle Balanced Portfolio	44,139,849	45,135,188
Multi-Index Lifestyle Conservative Portfolio	11,447,085	11,761,209
Multi-Index Lifestyle Growth Portfolio	49,986,983	51,106,185
Multi-Index Lifestyle Moderate Portfolio	7,465,104	7,630,920
Science & Technology Fund	3,682,856	3,761,551
Strategic Equity Allocation Fund	95,575,853	97,961,305
U.S. Sector Rotation Fund	968,741	988,485
In addition, non-cash collateral of approximately $852,611 in the form of U.S. Treasuries was pledged to Strategic Equity Allocation Fund. This non-cash collateral is not reflected in the fund's net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds, excluding Real Estate Securities Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. Real Estate Securities Fund and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Real Estate Securities Fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 29, 2020, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended February 29, 2020 were as follows:

Significant accounting policies, continued

Fund	Commitment fee
Capital Appreciation Fund	$3,121
Capital Appreciation Value Fund	2,941
Health Sciences Fund	1,354
International Strategic Equity Allocation Fund	2,941
International Value Fund	1,711
Mid Cap Stock Fund	2,930
Mid Value Fund	2,504
Multi-Index Lifestyle Aggressive Portfolio	1,420
Multi-Index Lifestyle Balanced Portfolio	2,049
Multi-Index Lifestyle Conservative Portfolio	1,229
Multi-Index Lifestyle Growth Portfolio	1,973
Multi-Index Lifestyle Moderate Portfolio	1,321
Real Estate Securities Fund	3,940
Science & Technology Fund	1,363
Strategic Equity Allocation Fund	9,622
U.S. Sector Rotation Fund	2,832
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2019:
	No Expiration Date
Fund	Short Term	Long Term
International Strategic Equity Allocation Fund	$40,192,222	$42,140,436
As of August 31, 2019, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 29, 2020, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Fund	$755,177,641	$920,435,961	$(14,689,075)	$905,746,886
Capital Appreciation Value Fund	1,248,554,899	175,944,404	(9,861,165)	166,083,239
Health Sciences Fund	227,180,744	52,311,296	(6,389,905)	45,921,391
International Strategic Equity Allocation Fund	1,694,007,000	114,322,042	(144,571,987)	(30,249,945)
International Value Fund	236,081,729	8,200,521	(25,173,286)	(16,972,765)
Mid Cap Stock Fund	1,289,169,148	332,066,070	(65,065,810)	267,000,260
Mid Value Fund	1,106,507,244	169,626,144	(115,629,683)	53,996,461
Multi-Index Lifestyle Aggressive Portfolio	363,785,516	12,789,693	(35,707,378)	(22,917,685)
Multi-Index Lifestyle Balanced Portfolio	947,502,178	27,163,911	(35,884,214)	(8,720,303)
Multi-Index Lifestyle Conservative Portfolio	196,391,009	5,948,424	(1,670,027)	4,278,397
Multi-Index Lifestyle Growth Portfolio	906,850,298	36,188,552	(65,525,441)	(29,336,889)
Multi-Index Lifestyle Moderate Portfolio	262,466,151	7,587,448	(6,039,168)	1,548,280
Real Estate Securities Fund	326,886,032	59,374,952	(7,854,152)	51,520,800
Science & Technology Fund	255,894,331	34,380,893	(5,323,467)	29,057,426
Strategic Equity Allocation Fund	6,796,991,290	465,987,292	(423,933,965)	42,053,327
U.S. Sector Rotation Fund	1,148,144,808	57,413,333	(54,868,253)	2,545,080
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio and Multi-Index Lifestyle Moderate Portfolio generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Significant accounting policies, continued

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, characterization of distributions, derivative transactions and amortization and accretion on debt securities.
3.  Derivative instruments
Certain funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended February 29, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
International Strategic Equity Allocation Fund	To manage against anticipated currency exchange rates, manage against anticipated changes in securities, gain exposure to certain securities markets, and to maintain diversity of the fund.	$47.4 million to $96.5 million
Strategic Equity Allocation Fund	To gain exposure to certain securities markets, to manage against anticipated changes in currency exchange rates and to maintain diversity and liquidity of the fund.	$175.1 million to $319.6 million
U.S. Sector Rotation Fund	To gain exposure to certain securities markets and to maintain diversity and liquidity of the fund.	$26.9 million to $41.7 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

Derivative instruments, continued

When a fund purchases an option, the premium paid is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a fund.
The following table details how the funds used written options contracts during the six months ended February 29, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets	$3.3 million to $18.1 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at February 29, 2020 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	$(3,250,632)
				—	$(3,250,632)
International Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin	Futures [1]	—	$(60,689)
	Equity	Receivable/payable for futures variation margin	Futures [1]	—	(3,672,070)
				—	$(3,732,759)
Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin	Futures [1]	—	$(108,391)
	Equity	Receivable/payable for futures variation margin	Futures [1]	—	(21,301,944)
				—	$(21,410,335)
U.S. Sector Rotation Fund	Equity	Receivable/payable for futures variation margin	Futures [1]	—	$(3,999,559)
				—	$(3,999,559)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	$6,945,377	$6,945,377
	Total	—	$6,945,377	$6,945,377
International Strategic Equity Allocation Fund	Currency	$49,493	—	$49,493
	Equity	5,345,797	—	5,345,797
	Total	$5,395,290	—	$5,395,290
Strategic Equity Allocation Fund	Currency	$(39,550)	—	$(39,550)
	Equity	21,214,489	—	21,214,489
	Total	$21,174,939	—	$21,174,939
U.S. Sector Rotation Fund	Equity	$4,153,479	—	$4,153,479
	Total	$4,153,479	—	$4,153,479

Derivative instruments, continued

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	$10,224,431	$10,224,431
	Total	—	$10,224,431	$10,224,431
International Strategic Equity Allocation Fund	Currency	$(59,321)	—	$(59,321)
	Equity	(3,288,214)	—	(3,288,214)
	Total	$(3,347,535)	—	$(3,347,535)
Strategic Equity Allocation Fund	Currency	$(91,454)	—	$(91,454)
	Equity	(18,453,131)	—	(18,453,131)
	Total	$(18,544,585)	—	$(18,544,585)
U.S. Sector Rotation Fund	Equity	$(2,909,819)	—	$(2,909,819)
	Total	$(2,909,819)	—	$(2,909,819)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
•  Capital Appreciation Fund — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggegate net assets.
•  Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets; and b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets. However, when aggregate net assets exceed $750 million, the management fee is 0.950% of aggregate net assets.
•  International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Sector Rotation Fund — Aggregate net assets include these three funds and JHVIT Strategic Equity Allocation. The management fee paid is as follows: a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the next $5 billion of aggregate net assets; and c) 0.625% of the next $2.5 billion of aggregate net assets; and d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets.
•  International Value Fund — Aggregate net assets are the aggregate net assets of the fund, JHVIT Disciplined Value International Trust (formerly JHVIT International Value Trust), Disciplined Value International Fund, a series of John Hancock Investment Trust, and Manulife Global Disciplined Value (Ex-U.S.) Fund, a sub-fund of Manulife Investment Management I, PLC. If aggregate net assets are less than $300 million, then the management fee rate is 0.825% of all aggregate net assets. If aggregate net assets equal or exceed $300 million but are less than $2.5 billion, then the management fee rate is 0.775% of all aggregate net assets. If aggregate net assets exceed $2.5 billion, then the following fee schedule shall apply: a) 0.775% of the first $2.5 billion of aggregate net assets; and b) 0.750% of the next $500 million of aggregate net assets; and c) 0.725% of the excess over $3 billion of aggregate net assets. Prior to February 12, 2020, aggregate net assets were the aggregate net assets of the fund, JHVIT Disciplined Value International Trust, JHVIT Global Trust and JHVIT Mutual Shares Trust. The management fee paid was as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million of aggregate net assets; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceeded $300 million, then the management fee rate was 0.800% of aggregate net assets.
•  Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; and c) 0.825% of the excess over $500 million of aggregate net assets.
•  Mid Value Fund — a) 1.050% of the first $20 million of aggregate net assets; b) 0.950% of the next $30 million of aggregate net assets; and c) 0.950% of the excess over $50 million of aggregate net assets. However, when aggregate net assets exceed $50 million, then the management fee rate is 0.950% of aggregate net assets.
•  Multi-Index Lifestyle Portfolios — The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets). Aggregate net assets include assets of the portfolios, JHVIT Lifestyle Portfolios and Managed Volatility Portfolios, and JHF II Multimanager Lifestyle Portfolios. The fee

Fees and transactions with affiliates, continued

on assets invested in a fund of JHF II or JHF III is equivalent to the sum of: a) 0.050% for the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is equivalent to the sum of: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.
•  Real Estate Securities Fund — 0.700% of aggregate net assets.
•  Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets; and (b) 1.000% of the excess over $500 million of aggregate net assets.
The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:
Fund	Subadvisor(s)
Science & Technology Fund	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
International Value Fund	Boston Partners Global Investors, Inc.[1]
Real Estate Securities Fund	DWS Investment Management Americas, Inc. and RREEF America LLC
Capital Appreciation Fund	Jennison Associates LLC
International Strategic Equity Allocation Fund
Multi-Index Lifestyle Aggressive Portfolio
Multi-Index Lifestyle Balanced Portfolio
Multi-Index Lifestyle Conservative Portfolio
Multi-Index Lifestyle Growth Portfolio
Multi-Index Lifestyle Moderate Portfolio
Strategic Equity Allocation Fund
U.S. Sector Rotation Fund	Manulife Investment Management (US) LLC[2]
Capital Appreciation Value Fund Health Sciences Fund Mid Value Fund	T. Rowe Price Associates, Inc.
Mid Cap Stock Fund	Wellington Management Company LLP
1  Effective February 12, 2020, Templeton Investment Counsel, LLC was replaced by Boston Partners Global Investors, Inc. as the fund's subadvisor.
2  An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Fund	Expense limitation as a percentage of average net assets
Capital Appreciation Fund	0.20
Capital Appreciation Value Fund	0.20
Health Sciences Fund	0.20
International Strategic Equity Allocation Fund	0.25
International Value Fund	0.25
Mid Cap Stock Fund	0.20
Fund	Expense limitation as a percentage of average net assets
Mid Value Fund	0.20
Real Estate Securities Fund	0.20
Science & Technology Fund	0.20
Strategic Equity Allocation Fund	0.20
U.S. Sector Rotation Fund	0.20

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on International Value Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of each Multi-Index Lifestyle Portfolio in an amount equal to the amount by which the expenses of the portfolio exceed 0.05% of the average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemniﬁcation expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, acquired fund fees, short dividend expense, management fees, and class speciﬁc expenses. This expense limitation shall continue in effect until December 31, 2020, unless renewed by mutual agreement of the portfolios and the Advisor.
The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Sector Rotation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the funds’ average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the Trust.

Fees and transactions with affiliates, continued

The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, and Science & Technology Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.
The Advisor has voluntarily agreed to waive its advisory fee for each Multi-Index Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the funds’ first $7.5 billion of average annual net assets and 0.49% of the funds’ average annual net assets in excess of $7.5 billion. The advisor may terminate this voluntary waiver at any time upon notice to the funds.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class R6	Class 1	Class NAV	Total
Capital Appreciation Fund	—	$21,876	$44,702	$66,578
Capital Appreciation Value Fund	—	—	318,205	318,205
Health Sciences Fund	—	—	85,387	85,387
International Strategic Equity Allocation Fund	—	—	1,119,086	1,119,086
International Value Fund	—	4,627	4,864	9,491
Mid Cap Stock Fund	—	16,320	44,019	60,339
Mid Value Fund	—	—	329,356	329,356
Multi-Index Lifestyle Conservative Portfolio	$39	23,773	—	23,812
Multi-Index Lifestyle Moderate Portfolio	49	11,250	—	11,299
Real Estate Securities Fund	—	16,197	—	16,197
Science & Technology Fund	—	—	65,808	65,808
Strategic Equity Allocation Fund	—	—	4,938,951	4,938,951
U.S. Sector Rotation Fund	—	—	862,092	862,092
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:
Fund	Net Annual Effective Rate
Capital Appreciation Fund	0.70%
Capital Appreciation Value Fund	0.78%
Health Sciences Fund	0.98%
International Strategic Equity Allocation Fund	0.49%
International Value Fund	0.79%
Mid Cap Stock Fund	0.82%
Mid Value Fund	0.90%
Multi-Index Lifestyle Aggressive Portfolio	0.19%
Fund	Net Annual Effective Rate
Multi-Index Lifestyle Balanced Portfolio	0.32%
Multi-Index Lifestyle Conservative Portfolio	0.42%
Multi-Index Lifestyle Growth Portfolio	0.26%
Multi-Index Lifestyle Moderate Portfolio	0.37%
Real Estate Securities Fund	0.69%
Science & Technology Fund	0.98%
Strategic Equity Allocation Fund	0.49%
U.S. Sector Rotation Fund	0.49%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:
Class	Rule 12b-1 Fee
Class 1	0.05%
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses.Class level expenses for the six months ended February 29, 2020 were as follows:
Fund	Class	Distribution and service fees	Transfer agent fees
Capital Appreciation Fund	Class 1	$144,386	—
	Total	$144,386	—

Fees and transactions with affiliates, continued

Fund	Class	Distribution and service fees	Transfer agent fees
International Value Fund	Class 1	$30,588	—
	Total	$30,588	—
Mid Cap Stock Fund	Class 1	$107,656	—
	Total	$107,656	—
Multi-Index Lifestyle Aggressive Portfolio	Class R6	—	$293
	Class 1	$88,961	—
	Total	$88,961	$293
Multi-Index Lifestyle Balanced Portfolio	Class R6	—	$421
	Class 1	$229,802	—
	Total	$229,802	$421
Multi-Index Lifestyle Conservative Portfolio	Class R6	—	$19
	Class 1	$46,994	—
	Total	$46,994	$19
Multi-Index Lifestyle Growth Portfolio	Class R6	—	$429
	Class 1	$215,386	—
	Total	$215,386	$429
Multi-Index Lifestyle Moderate Portfolio	Class R6	—	$75
	Class 1	$66,510	—
	Total	$66,510	$75
Real Estate Securities Fund	Class 1	$106,968	—
	Total	$106,968	—
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Fund	Borrower	$14,640,726	4	1.550%	$(2,521)
International Strategic Equity Allocation Fund	Borrower	3,100,000	1	1.545%	(133)
Capital Appreciation Fund	Lender	6,600,000	3	1.550%	853
Capital Appreciation Value Fund	Lender	20,842,245	2	1.644%	1,904
Health Sciences Fund	Lender	1,703,330	1	1.825%	86
Mid Cap Stock Fund	Lender	10,338,480	1	1.550%	445
Mid Value Fund	Lender	2,287,206	4	1.607%	408
Science & Technology Fund	Lender	5,055,421	2	1.750%	491
Strategic Equity Allocation Fund	Lender	4,100,000	1	1.550%	177
6.  Fund share transactions
Transactions in funds' shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
Capital Appreciation Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	428,631	$7,080,480	659,621	$10,868,208
Distributions reinvested	3,644,168	56,812,578	7,430,664	94,592,357
Repurchased	(5,772,156)	(92,245,957)	(7,372,687)	(113,680,615)
Net increase (decrease)	(1,699,357)	$(28,352,899)	717,598	$(8,220,050)
Class NAV shares
Sold	3,642,434	$59,627,044	19,030,365	$325,951,570
Distributions reinvested	7,540,038	118,001,591	14,387,352	183,726,482
Repurchased	(12,312,209)	(202,946,338)	(19,909,514)	(312,935,068)
Net increase (decrease)	(1,129,737)	$(25,317,703)	13,508,203	$196,742,984
Total net increase (decrease)	(2,829,094)	$(53,670,602)	14,225,801	$188,522,934

Fund share transactions, continued

Capital Appreciation Value Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	825,869	$9,673,438	3,528,204	$40,074,942
Distributions reinvested	14,779,528	163,904,965	20,157,483	198,551,204
Repurchased	(24,986,011)	(291,143,598)	(32,434,022)	(370,531,422)
Net decrease	(9,380,614)	$(117,565,195)	(8,748,335)	$(131,905,276)
Total net decrease	(9,380,614)	$(117,565,195)	(8,748,335)	$(131,905,276)
Health Sciences Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	5,367,179	$25,871,347	7,679,171	$34,013,118
Distributions reinvested	2,106,774	10,491,735	4,191,859	16,432,088
Repurchased	(8,871,699)	(43,160,817)	(12,486,593)	(58,547,007)
Net decrease	(1,397,746)	$(6,797,735)	(615,563)	$(8,101,801)
Total net decrease	(1,397,746)	$(6,797,735)	(615,563)	$(8,101,801)
International Strategic Equity Allocation Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	6,128,383	$58,520,177	6,614,176	$63,373,855
Distributions reinvested	5,043,948	48,976,734	31,573,083	260,793,663
Repurchased	(11,403,422)	(108,820,400)	(20,499,255)	(190,900,557)
Net increase (decrease)	(231,091)	$(1,323,489)	17,688,004	$133,266,961
Total net increase (decrease)	(231,091)	$(1,323,489)	17,688,004	$133,266,961
International Value Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	82,250	$1,204,960	337,642	$5,136,956
Distributions reinvested	611,449	9,006,651	228,757	3,239,198
Repurchased	(1,693,670)	(25,065,548)	(1,879,815)	(28,355,098)
Net decrease	(999,971)	$(14,853,937)	(1,313,416)	$(19,978,944)
Class NAV shares
Sold	662,302	$9,468,277	1,577,002	$23,694,626
Distributions reinvested	671,870	9,863,048	1,351,140	19,064,587
Repurchased	(542,374)	(8,001,222)	(51,781,258)	(797,737,354)
Net increase (decrease)	791,798	$11,330,103	(48,853,116)	$(754,978,141)
Total net decrease	(208,173)	$(3,523,834)	(50,166,532)	$(774,957,085)
Mid Cap Stock Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	547,057	$12,009,647	1,590,063	$35,169,709
Distributions reinvested	2,537,043	51,552,722	3,855,829	64,739,364
Repurchased	(2,299,488)	(49,577,493)	(2,970,307)	(63,445,438)
Net increase	784,612	$13,984,876	2,475,585	$36,463,635
Class NAV shares
Sold	2,997,994	$64,958,199	2,064,538	$44,825,098
Issued in reorganization (Note )	—	—	1,098,683	24,403,159
Distributions reinvested	6,771,298	139,556,442	10,914,765	185,441,862
Repurchased	(8,166,753)	(181,748,842)	(11,002,507)	(232,587,884)
Net increase	1,602,539	$22,765,799	3,075,479	$22,082,235
Total net increase	2,387,151	$36,750,675	5,551,064	$58,545,870
Mid Value Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,642,434	$24,034,501	5,731,177	$83,364,648
Distributions reinvested	2,274,193	34,817,897	7,628,541	101,535,887
Repurchased	(8,795,649)	(133,987,914)	(11,401,030)	(168,126,474)
Net increase (decrease)	(4,879,022)	$(75,135,516)	1,958,688	$16,774,061
Total net increase (decrease)	(4,879,022)	$(75,135,516)	1,958,688	$16,774,061

Fund share transactions, continued

Multi-Index Lifestyle Aggressive Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	339,137	$4,064,895	43,277	$498,740
Distributions reinvested	32,522	380,187	32,448	326,422
Repurchased	(29,897)	(336,169)	(55,542)	(658,450)
Net increase	341,762	$4,108,913	20,183	$166,712
Class 1 shares
Sold	2,332,227	$27,922,086	4,377,332	$50,813,098
Distributions reinvested	2,746,738	32,109,372	3,123,155	31,418,938
Repurchased	(3,091,116)	(36,284,438)	(3,140,442)	(36,503,605)
Net increase	1,987,849	$23,747,020	4,360,045	$45,728,431
Total net increase	2,329,611	$27,855,933	4,380,228	$45,895,143
Multi-Index Lifestyle Balanced Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	129,531	$1,470,401	46,205	$516,028
Distributions reinvested	33,238	375,364	34,982	356,263
Repurchased	(58,637)	(656,080)	(4,540)	(48,691)
Net increase	104,132	$1,189,685	76,647	$823,600
Class 1 shares
Sold	4,860,134	$55,838,597	10,600,350	$117,247,628
Distributions reinvested	4,845,173	54,717,492	6,086,235	61,891,267
Repurchased	(7,974,934)	(89,989,261)	(10,887,677)	(120,591,223)
Net increase	1,730,373	$20,566,828	5,798,908	$58,547,672
Total net increase	1,834,505	$21,756,513	5,875,555	$59,371,272
Multi-Index Lifestyle Conservative Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	28,510	$310,217	25,147	$259,880
Distributions reinvested	570	6,146	172	1,828
Repurchased	(1,159)	(12,559)	(2,983)	(31,908)
Net increase	27,921	$303,804	22,336	$229,800
Class 1 shares
Sold	1,696,260	$18,415,957	3,245,428	$33,943,916
Distributions reinvested	530,537	5,714,945	667,118	6,753,201
Repurchased	(2,265,911)	(24,514,900)	(1,729,603)	(17,946,888)
Net increase (decrease)	(39,114)	$(383,998)	2,182,943	$22,750,229
Total net increase (decrease)	(11,193)	$(80,194)	2,205,279	$22,980,029
Multi-Index Lifestyle Growth Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	91,092	$1,065,853	73,347	$842,497
Distributions reinvested	43,385	503,695	43,199	438,039
Repurchased	(11,527)	(135,704)	(16,426)	(184,667)
Net increase	122,950	$1,433,844	100,120	$1,095,869
Class 1 shares
Sold	4,711,862	$55,879,579	10,941,267	$125,625,346
Distributions reinvested	5,705,644	66,128,412	6,284,884	63,603,024
Repurchased	(6,647,168)	(77,639,250)	(6,158,025)	(70,252,558)
Net increase	3,770,338	$44,368,741	11,068,126	$118,975,812
Total net increase	3,893,288	$45,802,585	11,168,246	$120,071,681
Multi-Index Lifestyle Moderate Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	14,525	$161,698	11,120	$119,556
Distributions reinvested	4,727	52,179	5,247	53,451
Repurchased	(140)	(1,571)	(317)	(3,423)
Net increase	19,112	$212,306	16,050	$169,584

Fund share transactions, continued

Multi-Index Lifestyle Moderate Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,738,969	$19,440,329	3,959,082	$42,560,307
Distributions reinvested	1,117,847	12,337,160	1,339,142	13,629,279
Repurchased	(3,556,084)	(39,424,943)	(3,132,869)	(33,529,732)
Net increase (decrease)	(699,268)	$(7,647,454)	2,165,355	$22,659,854
Total net increase (decrease)	(680,156)	$(7,435,148)	2,181,405	$22,829,438
Real Estate Securities Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,426,654	$21,070,035	1,334,399	$17,975,699
Distributions reinvested	2,571,497	34,226,630	1,419,914	16,428,402
Repurchased	(3,924,912)	(56,531,993)	(5,419,890)	(69,311,460)
Net increase (decrease)	73,239	$(1,235,328)	(2,665,577)	$(34,907,359)
Total net increase (decrease)	73,239	$(1,235,328)	(2,665,577)	$(34,907,359)
Science & Technology Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,686,348	$14,552,878	21,844,302	$87,505,672
Distributions reinvested	6,590,594	25,176,071	25,953,098	77,599,763
Repurchased	(12,027,374)	(48,084,786)	(16,478,950)	(63,907,004)
Net increase (decrease)	(1,750,432)	$(8,355,837)	31,318,450	$101,198,431
Total net increase (decrease)	(1,750,432)	$(8,355,837)	31,318,450	$101,198,431
Strategic Equity Allocation Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	22,099,980	$252,625,191	44,961,697	$519,426,105
Distributions reinvested	20,435,857	243,595,412	106,756,169	1,038,737,526
Repurchased	(72,565,234)	(865,476,270)	(65,156,903)	(755,070,772)
Net increase (decrease)	(30,029,397)	$(369,255,667)	86,560,963	$803,092,859
Total net increase (decrease)	(30,029,397)	$(369,255,667)	86,560,963	$803,092,859
U.S. Sector Rotation Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,210,168	$41,164,885	9,756,848	$101,975,614
Distributions reinvested	13,005,421	127,843,285	41,720,298	347,530,083
Repurchased	(41,352,362)	(419,440,275)	(30,176,253)	(314,152,137)
Net increase (decrease)	(24,136,773)	$(250,432,105)	21,300,893	$135,353,560
Total net increase (decrease)	(24,136,773)	$(250,432,105)	21,300,893	$135,353,560
Affiliates of the Trust owned 10% of shares of Class R6 of Multi-Index Lifestyle Conservative Portfolio on February 29, 2020. Affiliates of the Trust also owned 100% of Class 1 and Class NAV, respectively, with the exception of Capital Appreciation Fund and International Value Fund, where affiliates held 77% and 0% of Class NAV, respectively, on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 29, 2020:
Fund	Purchases	Sales
Capital Appreciation Fund	$349,608,025	$589,820,683
Capital Appreciation Value Fund	330,220,690	622,472,212
Health Sciences Fund	72,766,908	91,903,211
International Strategic Equity Allocation Fund	573,274,021	591,085,979
International Value Fund	260,380,484	267,833,265
Mid Cap Stock Fund	659,313,842	860,174,957
Mid Value Fund	202,997,043	281,287,040
Multi-Index Lifestyle Aggressive Portfolio	42,567,181	37,842,643
Multi-Index Lifestyle Balanced Portfolio	217,275,187	215,835,313
Multi-Index Lifestyle Conservative Portfolio	67,006,328	63,691,302
Multi-Index Lifestyle Growth Portfolio	147,785,652	138,991,775

Purchase and sale of securities, continued

Fund	Purchases	Sales
Multi-Index Lifestyle Moderate Portfolio	$74,298,876	$80,838,523
Real Estate Securities Fund	268,755,925	297,825,799
Science & Technology Fund	131,700,556	170,091,806
Strategic Equity Allocation Fund	2,854,215,825	3,453,077,504
U.S. Sector Rotation Fund	564,532,071	935,265,931
8.  Industry or sector risk
Certain funds generally invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.
9.  Investment in affiliated underlying funds
John Hancock Multi-Index Lifestyle Portfolios invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds' investment may represent a significant portion of each underlying funds’ net assets. At February 29, 2020, the following funds held 5% or more of the net assets of the underlying funds shown below:
Fund	Affiliated Class NAV	Percentage of underlying fund net assets
Multi-Index Lifestyle Growth Portfolio	Strategic Equity Allocation Fund	6.2%
Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust*	2,674	$25,457,039	$229,419,220	$(254,849,579)	$3,638	$(3,553)	$198,031	—	$26,765
Capital Appreciation Value Fund
John Hancock Collateral Trust*	847,910	—	$53,479,875	$(44,999,542)	$3,422	$2,895	$20,815	—	$8,486,650
International Strategic Equity Allocation Fund
John Hancock Collateral Trust*	7,790,795	—	$197,363,683	$(119,406,848)	$3,125	$17,324	$144,949	—	$77,977,284
International Value Fund
John Hancock Collateral Trust*	—	$937,826	$25,170,992	$(26,109,162)	$384	$(40)	$9,559	—	—
Mid Cap Stock Fund
John Hancock Collateral Trust*	6,247,373	$26,551,791	$375,441,524	$(339,499,910)	$14,123	$21,802	$967,930	—	$62,529,330
Mid Value Fund
John Hancock Collateral Trust*	1,203,406	$10,825,459	$175,176,275	$(173,960,772)	$608	$3,204	$66,184	—	$12,044,774
Multi-Index Lifestyle Aggressive Portfolio
John Hancock Collateral Trust*	391,721	—	$120,181,699	$(116,263,569)	$1,294	$1,270	$11,685	—	$3,920,694
Strategic Equity Allocation	20,569,737	$226,266,576	25,219,103	(21,666,593)	(3,665,925)	(1,943,030)	5,177,603	$2,568,488	224,210,131
					$(3,664,631)	$(1,941,760)	$5,189,288	$2,568,488	$228,130,825
Multi-Index Lifestyle Balanced Portfolio

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,511,276	$53,581,782	$274,548,010	$(282,983,187)	$2,543	$3,759	$102,532	—	$45,152,907
Strategic Equity Allocation	30,560,583	343,540,970	33,527,206	(37,204,040)	(4,785,381)	(1,968,400)	7,719,979	$3,829,702	333,110,355
					$(4,782,838)	$(1,964,641)	$7,822,511	$3,829,702	$378,263,262
Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust*	1,175,125	$12,589,826	$66,275,315	$(67,102,465)	$(1,767)	$804	$30,828	—	$11,761,713
Strategic Equity Allocation	1,766,320	20,951,644	3,931,666	(5,321,707)	(537,512)	228,796	436,120	$216,349	19,252,887
					$(539,279)	$229,600	$466,948	$216,349	$31,014,600
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust*	5,106,658	$16,547,429	$336,597,378	$(302,045,974)	$7,759	$5,433	$78,187	—	$51,112,025
Strategic Equity Allocation	39,094,783	434,224,242	40,726,653	(39,607,603)	(6,414,163)	(2,795,998)	9,856,695	$4,889,677	426,133,131
					$(6,406,404)	$(2,790,565)	$9,934,882	$4,889,677	$477,245,156
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust*	762,460	$12,169,739	$203,192,330	$(207,730,871)	$(334)	$520	$44,450	—	$7,631,384
Strategic Equity Allocation	5,672,515	66,838,092	8,958,976	(13,007,076)	(1,455,630)	496,051	1,454,913	$721,748	61,830,413
					$(1,455,964)	$496,571	$1,499,363	$721,748	$69,461,797
Real Estate Securities Fund
John Hancock Collateral Trust*	—	—	$16,729,848	$(16,729,849)	$1	—	$1,118	—	—
Science & Technology Fund
John Hancock Collateral Trust*	375,978	$9,739,733	$55,685,646	$(61,663,607)	$435	$914	$39,127	—	$3,763,121
Strategic Equity Allocation Fund
John Hancock Collateral Trust*	9,788,600	$80,031,817	$587,342,088	$(569,417,866)	$7,017	$10,066	$885,519	—	$97,973,122
U.S. Sector Rotation Fund
John Hancock Collateral Trust*	98,839	$4,141,717	$20,852,760	$(24,005,779)	$535	$36	$36,783	—	$989,269
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. The following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Capital Appreciation Fund	51.4%
Capital Appreciation Value Fund	99.1%
Health Sciences Fund	99.9%
International Strategic Equity Allocation Fund	100.0%
Mid Cap Stock Fund	72.3%
Mid Value Fund	100.0%

Investment by affiliated funds, continued

Fund	Affiliated Concentration
Science & Technology Fund	100.0%
Strategic Equity Allocation Fund	100.0%
U.S. Sector Rotation Fund	100.0%
11.  Interfund trading
The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2020, the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Fund	Purchases	Sales
Capital Appreciation Value Fund	$1,543,758	—
Mid Value Fund	—	$125,832
12.  Restricted securities
The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 29, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Fund
Acerta Pharma BV, Class B	2-8-16	$146,475	4,892,850	—	—	4,892,850	0.2%	$457,481
Doximity, Inc.	4-10-14	307,268	63,738	—	—	63,738	0.3%	868,749
JAND, Inc., Class A	4-23-15	194,538	16,938	—	—	16,938	0.1%	307,594
JAND, Inc., Series D	4-23-15	434,397	37,822	—	—	37,822	0.3%	686,848
								$2,320,672
Mid Cap Stock Fund
Coupang LLC	11-20-14	$4,300,618	2,300,670	—	(919,221)	1,381,449	0.6%	$8,150,549
DraftKings, Inc.	12-4-14	3,666,693	2,294,714	—	—	2,294,714	0.8%	11,824,645
Essence Group Holdings Corp.	5-1-14	5,083,384	2,958,957	—	—	2,958,957	0.5%	8,077,953
JAND, Inc., Class A	4-23-15	635,744	57,523	—	—	57,523	0.1%	1,044,618
JAND, Inc., Series D	4-23-15	1,419,614	128,449	—	—	128,449	0.2%	2,332,634
Lookout, Inc., Series F	7-31-14	4,276,874	392,767	—	—	392,767	0.2%	2,796,501
MarkLogic Corp., Series F	4-27-15	6,431,120	580,011	—	—	580,011	0.4%	6,072,715
The Honest Company, Inc., Series C	8-20-14	3,966,620	142,030	—	—	142,030	0.3%	4,657,164
The Honest Company, Inc., Series D	8-3-15	490,560	12,795	—	—	12,795	0.0%*	496,446
The We Company, Inc., Series D1	12-8-14	3,335,927	184,328	—	—	184,328	0.2%	2,740,957
The We Company, Inc., Series D2	12-8-14	3,472,011	161,782	—	—	161,782	0.2%	2,405,698
								$50,599,880
Science & Technology Fund
Airbnb, Inc., Series E	7-14-15	$1,526,562	16,398	—	—	16,398	0.7%	$1,742,779
DiDi Chuxing, Inc.	10-19-15	460,705	16,798	—	—	16,798	0.3%	855,557
								$2,598,336
*	Less than 0.05%.
13.  Reorganization
Fiscal year ended August 31, 2019, fund's mergers:
On August 9, 2019, the shareholders of John Hancock Funds II Small Cap Stock Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Mid Cap Stock Fund (the Acquiring Fund) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar objective and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Reorganization, continued

The reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Fund at market value. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on August 23, 2019. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
Mid Cap Stock Fund	Small Cap Stock Fund	$24,403,159	2,727,995	1,098,683	$1,571,513,969	$1,595,917,128
See Note 6 for capital shares issued in connection with the above referenced reorganizations.
14.  Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment.

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of the trust’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The trust’s Form N-PORT filings are available electronically on the SEC website (sec.gov).

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Management of the trust

* Member of the Audit Committee
† Non-Independent Trustee

Principal distributor
John Hancock Investment Management Distributors LLC

Custodians
Citibank, N.A.
State Street Bank and Trust Company

Legal counsel
K&L Gates LLP

Investment advisor

John Hancock Investment Management LLC
Boston, Massachusetts

John Hancock Investment Management

200 Berkeley Street
Boston MA 02116-5010

A company of Manulife Investment Management

JHF2SA 2/20
4/20

John Hancock Funds II

Semiannual report — table of contents

Sector or portfolio composition	3

Shareholder expense example	4

Portfolio of investments (See below for each fund’s page #)	5

Statements of assets and liabilities	33

Statements of operations	35

Statements of changes in net assets	37

Financial highlights	38

Notes to financial statements	40

For more information	55

Fund	Portfolio of investments
Asia Pacific Total Return Bond Fund	5
Core Bond Fund	7
High Yield Fund	17
Opportunistic Fixed Income Fund (formerly Global Bond Fund)	25
U.S. High Yield Bond Fund	26

2

John Hancock Funds II

Sector or portfolio composition

Asia Pacific Total Return Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	49.3
Foreign government obligations	40.3
Short-term investments and other	10.4

Core Bond Fund

Portfolio Composition**	% of Total
U.S. Government Agency	30.9
Corporate bonds	24.6
U.S. Government	21.9
Collateralized mortgage obligations	9.3
Asset backed securities	8.8
Foreign government obligations	0.8
Municipal bonds	0.5
Short-term investments	3.2

High Yield Fund

Portfolio Composition*	% of Total
Corporate bonds	82.4
Term loans	8.1
Asset backed securities	4.4
Convertible bonds	0.9
Foreign government obligations	0.8
Common stocks	0.8
Preferred securities	0.7
Short-term investments and other	1.9

Opportunistic Fixed Income Fund

Portfolio Composition*	% of Total
U.S. Government	96.6
Foreign government obligations	3.0
Short-term investments and other	0.4

U.S. High Yield Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	89.6
Term loans	4.1
Convertible bonds	0.8
Rights	0.1
Short-term investments and other	5.4

*	As a percentage of net assets.

**	As a percentage of total investments.

3

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2019 through February 29, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Asia Pacific Total Return Bond Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,035.20	$4.15	0.82%
	Hypothetical example	1,000.00	1,020.80	4.12	0.82%
Core Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,030.80	$3.28	0.65%
	Hypothetical example	1,000.00	1,021.60	3.27	0.65%
Class NAV	Actual expenses/actual returns	1,000.00	1,031.80	3.03	0.60%
	Hypothetical example	1,000.00	1,021.90	3.02	0.60%
High Yield Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,022.50	$4.22	0.84%
	Hypothetical example	1,000.00	1,020.70	4.22	0.84%
Opportunistic Fixed Income Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,032.10	$5.41	1.07%
	Hypothetical example	1,000.00	1,019.50	5.37	1.07%
U.S. High Yield Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,010.70	$3.90	0.78%
	Hypothetical example	1,000.00	1,021.00	3.92	0.78%
Class NAV	Actual expenses/actual returns	1,000.00	1,010.90	3.65	0.73%
	Hypothetical example	1,000.00	1,021.20	3.67	0.73%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
4

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 40.3%
India - 7.0%
Republic of India
7.590%, 01/11/2026	INR	450,000,000	$6,618,023
7.680%, 12/15/2023		85,000,000	1,248,306
8.120%, 12/10/2020		450,000,000	6,358,579
9.150%, 11/14/2024		250,000,000	3,887,704
			18,112,612
Indonesia - 9.7%
Republic of Indonesia
3.700%, 10/30/2049		$1,500,000	1,535,957
6.125%, 05/15/2028	IDR	120,000,000,000	7,834,053
6.625%, 05/15/2033		86,945,000,000	5,629,374
7.000%, 05/15/2027		24,000,000,000	1,696,593
8.375%, 03/15/2024 to 04/15/2039		113,000,000,000	8,459,158
			25,155,135
Malaysia - 9.1%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,811,298
3.620%, 11/30/2021		36,500,000	8,807,706
3.757%, 04/20/2023		26,000,000	6,371,781
4.181%, 07/15/2024		18,000,000	4,531,096
4.392%, 04/15/2026		8,000,000	2,072,915
			23,594,796
Philippines - 2.1%
Republic of Philippines
3.625%, 09/09/2025	PHP	142,233,286	2,701,954
3.900%, 11/26/2022		131,000,000	2,564,368
			5,266,322
Singapore - 0.9%
Republic of Singapore 2.750%, 07/01/2023	SGD	3,000,000	2,257,375
South Korea - 9.9%
Export-Import Bank of Korea 6.200%, 08/07/2021	INR	137,000,000	1,904,194
Republic of Korea
1.875%, 06/10/2029	KRW	7,000,000,000	6,040,146
2.000%, 12/10/2021 to 09/10/2022		7,600,000,000	6,376,026
2.250%, 06/10/2021		5,300,000,000	4,427,876
2.375%, 03/10/2023		8,000,000,000	6,826,389
			25,574,631
Thailand - 1.6%
Kingdom of Thailand 1.200%, 07/14/2021	THB	130,774,800	4,152,432
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $108,243,426)			$104,113,303
CORPORATE BONDS - 49.3%
Cayman Islands - 1.2%
CK Hutchison International 19 II, Ltd. 3.375%, 09/06/2049 (A)		$2,801,000	3,128,908
China - 5.9%
21Vianet Group, Inc. 7.875%, 10/15/2021		2,000,000	2,008,054
China Aoyuan Group, Ltd. 7.950%, 09/07/2021		2,500,000	2,584,321
China Hongqiao Group, Ltd. 7.125%, 07/22/2022		1,500,000	1,383,750
China SCE Group Holdings, Ltd. 7.375%, 04/09/2024		3,000,000	3,063,912
Shandong Iron and Steel Xinheng International Company, Ltd. 6.500%, 06/14/2021		800,000	797,200
Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
China (continued)
Vanke Real Estate Hong Kong Company, Ltd. 3.850%, 06/13/2022	CNY	16,000,000	$2,311,997
Zhenro Properties Group, Ltd. 8.650%, 01/21/2023		$3,000,000	3,102,263
			15,251,497
Hong Kong - 12.2%
AIA Group, Ltd. 4.875%, 03/11/2044		1,488,000	1,991,041
Bangkok Bank PCL (3.733% to 9-25-29, then 5 Year CMT + 1.900%) 09/25/2034 (A)		1,053,000	1,096,628
Chong Hing Bank, Ltd. (3.876% to 7-26-22, then 5 Year CMT + 2.030%) 07/26/2027		3,000,000	3,071,196
CMB Wing Lung Bank, Ltd. (3.750% to 11-22-22, then 5 Year CMT + 1.750%) 11/22/2027		3,000,000	3,090,446
Coastal Emerald, Ltd. 4.300%, 08/01/2024		3,000,000	3,040,545
Concord New Energy Group, Ltd. 7.900%, 01/23/2021		3,000,000	3,050,655
Far East Horizon, Ltd. (3 month LIBOR + 2.000%) 3.908%, 07/03/2021 (B)		3,000,000	3,022,980
GET International Investment Holdings, Ltd. 3.750%, 07/18/2022		1,151,000	1,166,438
Shanghai Commercial Bank, Ltd. (3.750% to 11-29-22, then 5 Year CMT + 1.705%) 11/29/2027		3,000,000	3,087,047
Weichai International Hong Kong Energy Group Company, Ltd. (3.750% to 9-14-22, then 5 Year CMT + 6.084%) 09/14/2022 (C)		3,000,000	3,026,461
Yingde Gases Investment, Ltd. 6.250%, 01/19/2023 (A)		2,800,000	2,910,131
Zoomlion HK SPV Company, Ltd. 6.125%, 12/20/2022		3,000,000	3,071,550
			31,625,118
India - 4.6%
Greenko Investment Company 4.875%, 08/16/2023		2,100,000	2,092,192
Indian Railway Finance Corp., Ltd. 3.950%, 02/13/2050 (A)		2,611,000	2,684,941
NTPC, Ltd. 4.250%, 02/26/2026		2,000,000	2,149,823
ReNew Power Synthetic 6.670%, 03/12/2024		2,000,000	2,080,302
Vedanta Resources, Ltd. 7.125%, 05/31/2023		3,000,000	2,851,500
			11,858,758
Indonesia - 5.8%
ABM Investama Tbk PT 7.125%, 08/01/2022 (A)		2,800,000	2,429,948
Adaro Indonesia PT 4.250%, 10/31/2024 (A)		2,217,000	2,187,071
Bayan Resources Tbk PT 6.125%, 01/24/2023 (A)		2,157,000	2,111,451
Chandra Asri Petrochemical Tbk PT 4.950%, 11/08/2024		2,500,000	2,465,592

The accompanying notes are an integral part of the financial statements.	5

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Indonesia (continued)
Indonesia Asahan Aluminium Persero PT 6.530%, 11/15/2028		$1,500,000	$1,847,414
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	11,300,000,000	782,641
Perusahaan Listrik Negara PT 6.150%, 05/21/2048		$2,500,000	3,243,750
			15,067,867
Isle of Man - 1.0%
Gohl Capital, Ltd. 4.250%, 01/24/2027		2,500,000	2,632,224
Japan - 0.3%
Nippon Life Insurance Company (3.400% to 1-23-30 then 5 Year CMT + 2.612%) 01/23/2050 (A)		672,000	692,160
Malaysia - 1.8%
Press Metal Labuan, Ltd. 4.800%, 10/30/2022		2,800,000	2,749,648
SD International Sukuk, Ltd. 6.300%, 05/09/2022		2,000,000	2,016,327
			4,765,975
Mauritius - 1.2%
UPL Corp., Ltd. 4.500%, 03/08/2028		3,000,000	3,137,644
Singapore - 4.3%
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		1,200,000	1,101,537
5.875%, 11/09/2024		1,800,000	1,652,306
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		2,160,000	2,103,787
Singapore Post, Ltd. (4.250% to 3-2-22, then 10 Year Singapore Swap Offered Rate + 3.692%) 03/02/2022 (C)	SGD	5,000,000	3,697,676
TBLA International Pte, Ltd. 7.000%, 01/24/2023		$2,500,000	2,504,560
			11,059,866
South Korea - 4.1%
DB Insurance Company, Ltd. 3.865%, 05/25/2027	KRW	8,000,000,000	7,185,771
The Korea Development Bank 7.000%, 11/30/2022 (A)	IDR	52,000,000,000	3,526,089
			10,711,860
Supranational - 3.1%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,870,594
6.450%, 08/08/2021	INR	360,000,000	5,054,846
			7,925,440
United States - 2.0%
Incitec Pivot Finance LLC 3.950%, 08/03/2027		$2,225,000	2,337,135
Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Resorts World Las Vegas LLC
4.625%, 04/16/2029 (A)		$2,000,000	$2,164,857
4.625%, 04/16/2029		600,000	649,457
			5,151,449
Virgin Islands, British - 1.8%
Franshion Brilliant, Ltd. (4.000% to 1-3-23, then 5 Year CMT + 5.238%) 01/03/2023 (C)		3,000,000	3,023,311
New Metro Global, Ltd. 6.500%, 04/23/2021		1,600,000	1,606,010
			4,629,321
TOTAL CORPORATE BONDS (Cost $125,874,066)			$127,638,087
SHORT-TERM INVESTMENTS - 7.0%
U.S. Government - 5.0%
U.S. Treasury Bill 1.554%, 03/24/2020 *		13,000,000	12,988,630
Foreign government - 2.0%
Monetary Authority of Singapore Bill 1.607%, 03/20/2020 *	SGD	7,300,000	5,236,872
TOTAL SHORT-TERM INVESTMENTS (Cost $18,223,286)			$18,225,502
Total Investments (Asia Pacific Total Return Bond Fund) (Cost $252,340,778) - 96.6%			$249,976,892
Other assets and liabilities, net - 3.4%			8,824,329
TOTAL NET ASSETS - 100.0%			$258,801,221
Currency Abbreviations
CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $26,920,149 or 10.4% of the fund's net assets as of 2-29-20.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	155	Short	Jul 2020	$(33,668,608)	$(33,842,070)	$(173,462)
						$(173,462)
The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
FUTURES (continued)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 57.4%
U.S. Government – 23.8%
U.S. Treasury Bonds
2.000%, 02/15/2050	$8,405,000	$9,075,430
2.250%, 08/15/2046	17,367,000	19,488,352
2.375%, 11/15/2049	1,351,000	1,577,029
2.500%, 05/15/2046	22,614,000	26,556,433
2.750%, 08/15/2042	5,781,000	7,022,786
3.000%, 05/15/2045 to 11/15/2045	84,186,000	107,385,964
3.125%, 08/15/2044	35,741,000	46,273,426
U.S. Treasury Notes
1.125%, 02/28/2022	1,152,000	1,157,310
1.250%, 02/28/2025	17,721,000	17,881,597
1.375%, 08/31/2020 to 01/31/2025	48,448,000	48,912,798
1.500%, 10/31/2021 to 02/15/2030	66,156,000	67,277,066
1.625%, 12/31/2021 to 09/30/2026	125,517,000	128,870,873
1.750%, 07/15/2022 to 12/31/2026	9,633,000	10,006,321
1.875%, 06/30/2026	15,045,000	15,836,038
2.000%, 11/15/2026	29,864,000	31,720,001
2.125%, 05/15/2022	11,897,000	12,213,014
2.250%, 04/30/2021 to 04/15/2022	18,082,000	18,520,719
2.375%, 04/30/2026	32,248,000	34,871,929
2.500%, 06/30/2020 to 01/15/2022	25,828,000	26,507,375
2.625%, 11/15/2020	55,852,000	56,423,611
2.875%, 11/15/2021	8,504,000	8,779,383
		696,357,455
U.S. Government Agency – 33.6%
Federal Home Loan Mortgage Corp.
2.500%, 06/01/2028 to 11/01/2028	13,831,478	14,225,863
3.000%, 12/01/2049 to 03/01/2050	11,637,287	12,079,992
3.500%, 02/01/2048 to 12/01/2049	34,830,140	37,055,309
4.000%, 01/01/2035 to 11/01/2049	69,378,907	75,336,560
4.000%, 04/01/2047 (A)	10,964,434	11,867,715
4.500%, 06/01/2039 to 03/01/2049	1,692,328	1,882,211
5.000%, 05/01/2048	3,100,081	3,483,482
Federal National Mortgage Association
2.000%, TBA (A)	41,300,000	41,848,507
2.500%, 08/01/2031	2,161,466	2,222,207
2.500%, 04/01/2035 (A)	18,708,000	19,219,547
2.614%, (12 month LIBOR + 1.587%), 11/01/2045 (B)	773,608	792,162
2.619%, (12 month LIBOR + 1.581%), 05/01/2045 (B)	2,006,239	2,051,560
2.662%, (12 month LIBOR + 1.586%), 01/01/2046 (B)	9,190,842	9,403,971
2.746%, (12 month LIBOR + 1.578%), 06/01/2045 (B)	2,547,783	2,612,426
2.958%, (12 month LIBOR + 1.598%), 08/01/2047 (B)	1,002,161	1,038,494
3.000%, TBA (A)	49,400,000	50,833,190
3.000%, 12/01/2034 to 02/01/2050	7,147,025	7,461,104
3.093%, (12 month LIBOR + 1.620%), 03/01/2047 (B)	1,146,728	1,190,760
3.500%, 05/01/2049 to 01/01/2050	33,968,765	35,764,152
3.500%, 05/01/2049 (A)	10,638,109	11,412,975
4.000%, 07/01/2033 to 12/01/2049	170,503,306	184,508,706
4.000%, 05/01/2049 to 01/01/2059 (A)	46,844,375	50,886,936
4.500%, 05/01/2034 to 01/01/2059	42,753,732	47,259,938
4.500%, 10/01/2048 to 01/01/2049 (A)	16,127,935	17,790,562
5.000%, 07/01/2044 to 08/01/2049	89,589,842	100,804,490
5.500%, 12/01/2048 to 06/01/2049	12,129,087	13,765,793
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
2.500%, TBA (A)	$10,300,000	$10,563,144
3.000%, TBA (A)	38,800,000	40,053,912
3.000%, 02/20/2050	10,418,000	10,902,755
3.000%, 03/20/2050 (A)	2,192,000	2,276,598
3.500%, 01/20/2048 to 09/20/2049	15,075,892	15,707,361
4.000%, 04/20/2047 to 01/20/2050	85,357,387	90,524,462
4.500%, 08/15/2047 to 05/20/2049	22,939,003	24,672,946
5.000%, 12/20/2039 to 09/20/2049	30,458,107	32,884,949
		984,384,739
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,634,327,212)		$1,680,742,194
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Colombia – 0.0%
Republic of Colombia 5.200%, 05/15/2049	1,092,000	1,373,190
Israel – 0.1%
State of Israel 3.375%, 01/15/2050	1,916,000	2,088,440
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	2,664,000	2,723,366
Mexico – 0.5%
Government of Mexico
3.250%, 04/16/2030	4,828,000	4,963,184
4.500%, 04/22/2029	4,911,000	5,551,935
4.500%, 01/31/2050	126,000	142,821
4.600%, 02/10/2048	1,722,000	1,965,250
4.750%, 03/08/2044	550,000	636,350
		13,259,540
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)	3,135,000	3,769,869
United Arab Emirates – 0.1%
Abu Dhabi Government
2.125%, 09/30/2024 (C)	1,537,000	1,556,213
2.500%, 09/30/2029 (C)	1,449,000	1,486,674
		3,042,887
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $24,337,202)		$26,257,292
CORPORATE BONDS – 26.7%
Communication services – 2.3%
AT&T, Inc.
3.000%, 02/15/2022 to 06/30/2022	3,971,000	4,089,843
3.400%, 05/15/2025	1,954,000	2,084,694
3.800%, 02/15/2027	779,000	852,549
3.900%, 03/11/2024	931,000	1,010,350
4.300%, 02/15/2030	679,000	777,829
4.500%, 03/09/2048	1,402,000	1,598,386
4.850%, 03/01/2039	959,000	1,149,795
5.150%, 02/15/2050	3,076,000	3,854,526
5.250%, 03/01/2037	571,000	703,925
5.350%, 12/15/2043	479,000	592,963
5.375%, 10/15/2041	767,000	953,841

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC
4.464%, 07/23/2022	$939,000	$996,462
4.800%, 03/01/2050	1,774,000	1,910,510
5.375%, 05/01/2047	831,000	956,183
Comcast Corp.
2.650%, 02/01/2030	3,796,000	3,982,140
3.450%, 02/01/2050	2,170,000	2,394,867
3.700%, 04/15/2024	1,922,000	2,087,313
3.950%, 10/15/2025	1,738,000	1,945,102
4.000%, 03/01/2048	1,458,000	1,728,208
4.150%, 10/15/2028	979,000	1,134,632
4.600%, 10/15/2038	2,433,000	3,063,322
4.700%, 10/15/2048	487,000	639,025
4.950%, 10/15/2058	727,000	993,342
Deutsche Telekom AG 3.625%, 01/21/2050 (C)	1,248,000	1,321,083
The Walt Disney Company
1.750%, 08/30/2024	2,921,000	2,956,927
2.000%, 09/01/2029	1,946,000	1,959,582
2.750%, 09/01/2049	444,000	448,893
Time Warner Cable LLC 6.550%, 05/01/2037	679,000	884,551
Verizon Communications, Inc.
4.016%, 12/03/2029	2,146,000	2,494,558
4.125%, 08/15/2046	2,326,000	2,813,632
4.272%, 01/15/2036	428,000	512,271
4.329%, 09/21/2028	2,602,000	3,054,331
4.400%, 11/01/2034	2,082,000	2,528,119
4.522%, 09/15/2048	927,000	1,194,955
4.672%, 03/15/2055	256,000	340,022
5.012%, 04/15/2049	475,000	656,268
5.500%, 03/16/2047	927,000	1,357,311
ViacomCBS, Inc.
4.375%, 03/15/2043	286,000	307,370
5.850%, 09/01/2043	690,000	869,827
Vodafone Group PLC 4.250%, 09/17/2050	2,820,000	3,119,470
		66,318,977
Consumer discretionary – 0.7%
Ford Motor Company 4.750%, 01/15/2043	3,314,000	2,844,229
Ford Motor Credit Company LLC 4.271%, 01/09/2027	1,283,000	1,272,268
General Motors Company
5.400%, 04/01/2048	1,194,000	1,204,958
5.950%, 04/01/2049	1,234,000	1,350,725
Lowe's Companies, Inc. 3.650%, 04/05/2029	2,280,000	2,527,819
McDonald's Corp.
2.625%, 09/01/2029	1,566,000	1,625,506
4.450%, 09/01/2048	1,151,000	1,395,445
Starbucks Corp. 3.750%, 12/01/2047	891,000	977,220
Target Corp. 2.350%, 02/15/2030	909,000	940,060
The Home Depot, Inc.
2.950%, 06/15/2029	1,478,000	1,597,823
3.125%, 12/15/2049	3,222,000	3,421,979
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	1,180,232
Toyota Motor Credit Corp. 2.150%, 02/13/2030	1,958,000	1,980,323
		22,318,587
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples – 1.6%
Altria Group, Inc. 4.800%, 02/14/2029	$2,066,000	$2,363,492
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	2,094,000	2,330,078
4.600%, 04/15/2048	1,327,000	1,586,620
4.700%, 02/01/2036	1,802,000	2,146,422
4.900%, 02/01/2046	1,569,000	1,938,720
BAT Capital Corp.
3.215%, 09/06/2026	1,043,000	1,087,880
3.222%, 08/15/2024	2,533,000	2,659,816
3.557%, 08/15/2027	2,813,000	2,969,613
4.390%, 08/15/2037	147,000	155,122
4.540%, 08/15/2047	654,000	677,627
Constellation Brands, Inc.
3.150%, 08/01/2029	1,878,000	1,976,301
3.200%, 02/15/2023	483,000	502,089
3.500%, 05/09/2027	691,000	745,623
3.600%, 02/15/2028	1,526,000	1,643,129
3.700%, 12/06/2026	815,000	893,758
4.400%, 11/15/2025	147,000	166,243
Costco Wholesale Corp. 3.000%, 05/18/2027	939,000	1,020,883
Danone SA 2.947%, 11/02/2026 (C)	5,715,000	6,075,895
Fomento Economico Mexicano SAB de CV 3.500%, 01/16/2050	1,310,000	1,384,307
General Mills, Inc. 4.700%, 04/17/2048	323,000	404,071
Reynolds American, Inc. 5.850%, 08/15/2045	1,087,000	1,300,261
The Estee Lauder Companies, Inc.
2.375%, 12/01/2029	947,000	980,973
3.125%, 12/01/2049	1,798,000	1,915,753
The Hershey Company 2.050%, 11/15/2024	2,030,000	2,088,065
Walmart, Inc.
3.550%, 06/26/2025	2,062,000	2,273,021
3.700%, 06/26/2028	4,503,000	5,109,477
4.050%, 06/29/2048	22,000	27,839
		46,423,078
Energy – 2.8%
BP Capital Markets America, Inc.
3.000%, 02/24/2050	1,845,000	1,821,234
3.796%, 09/21/2025	1,930,000	2,132,716
3.937%, 09/21/2028	2,086,000	2,361,047
Canadian Natural Resources, Ltd. 3.900%, 02/01/2025	659,000	716,074
Cimarex Energy Company 4.375%, 03/15/2029	2,693,000	2,795,424
Devon Energy Corp.
5.600%, 07/15/2041	1,586,000	1,804,783
5.850%, 12/15/2025	1,545,000	1,832,324
Ecopetrol SA 5.875%, 05/28/2045	755,000	901,621
Enbridge, Inc.
2.500%, 01/15/2025	5,051,000	5,160,508
3.125%, 11/15/2029	3,616,000	3,743,905
Energy Transfer Operating LP
3.750%, 05/15/2030	459,000	465,171
5.300%, 04/15/2047	467,000	484,354
6.050%, 06/01/2041	460,000	506,276
6.125%, 12/15/2045	1,063,000	1,199,193
6.250%, 04/15/2049	467,000	538,241

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC
2.800%, 01/31/2030	$1,590,000	$1,623,892
3.125%, 07/31/2029	1,347,000	1,408,431
3.700%, 01/31/2051	917,000	913,987
3.950%, 01/31/2060	1,027,000	1,005,444
4.200%, 01/31/2050	376,000	399,202
Equinor ASA 3.250%, 11/18/2049	1,414,000	1,492,941
Hess Corp.
5.600%, 02/15/2041	109,000	117,821
5.800%, 04/01/2047	176,000	194,922
6.000%, 01/15/2040	1,430,000	1,599,653
7.125%, 03/15/2033	352,000	446,235
Marathon Petroleum Corp.
3.625%, 09/15/2024	2,617,000	2,795,095
4.500%, 04/01/2048	947,000	1,080,735
4.750%, 12/15/2023	795,000	867,846
MPLX LP
4.250%, 12/01/2027 (C)	939,000	1,022,582
4.700%, 04/15/2048	1,563,000	1,629,184
4.800%, 02/15/2029	475,000	532,214
5.200%, 12/01/2047 (C)	1,409,000	1,512,830
5.500%, 02/15/2049	382,000	429,075
National Oilwell Varco, Inc. 3.600%, 12/01/2029	318,000	323,128
Noble Energy, Inc.
4.200%, 10/15/2049	1,389,000	1,337,179
4.950%, 08/15/2047	2,145,000	2,229,359
5.050%, 11/15/2044	1,391,000	1,426,949
Occidental Petroleum Corp. 7.500%, 05/01/2031	515,000	654,354
Ovintiv, Inc.
6.500%, 02/01/2038	995,000	1,092,621
6.625%, 08/15/2037	899,000	988,713
Petroleos Mexicanos
2.378%, 04/15/2025	481,250	494,933
2.460%, 12/15/2025	2,040,600	2,114,090
5.950%, 01/28/2031 (C)	1,680,000	1,638,000
6.350%, 02/12/2048	4,193,000	3,896,974
6.950%, 01/28/2060 (C)	2,940,000	2,822,400
Plains All American Pipeline LP
3.550%, 12/15/2029	2,182,000	2,146,599
4.900%, 02/15/2045	1,818,000	1,724,842
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/2022 (C)	1,003,000	1,032,570
Shell International Finance BV 2.000%, 11/07/2024	2,700,000	2,753,719
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	1,326,000	1,388,436
5.350%, 05/15/2045	128,000	132,149
Tennessee Gas Pipeline Company LLC 2.900%, 03/01/2030 (C)	2,490,000	2,501,145
The Williams Companies, Inc. 3.900%, 01/15/2025	699,000	751,052
TransCanada PipeLines, Ltd. 4.625%, 03/01/2034	692,000	808,885
Western Midstream Operating LP
3.100%, 02/01/2025	2,174,000	2,172,544
4.050%, 02/01/2030	1,667,000	1,642,099
5.250%, 02/01/2050	1,079,000	1,008,322
		82,616,022
Financials – 6.9%
American International Group, Inc.
4.200%, 04/01/2028	1,490,000	1,663,728
4.250%, 03/15/2029	971,000	1,107,856
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc. (continued)
4.500%, 07/16/2044	$1,319,000	$1,617,694
4.750%, 04/01/2048	1,473,000	1,862,072
ANZ New Zealand International, Ltd. 1.900%, 02/13/2023 (C)	1,896,000	1,919,419
Banco Santander SA 3.306%, 06/27/2029	1,600,000	1,726,551
Bank of America Corp. 4.183%, 11/25/2027	2,809,000	3,119,951
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	4,466,000	4,578,257
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	3,679,000	3,735,674
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030	4,450,000	4,657,878
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	3,679,000	3,812,407
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	4,739,000	4,976,256
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	6,785,000	7,331,359
Bank of America Corp. (3.550% to 3-5-23, then 3 month LIBOR + 0.780%) 03/05/2024	644,000	678,129
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%) 04/23/2027	341,000	370,247
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	4,999,000	5,752,763
Banque Federative du Credit Mutuel SA 2.375%, 11/21/2024 (C)	2,400,000	2,469,902
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030	2,674,000	3,036,148
BNP Paribas SA (2.819% to 11-19-24, then 3 month LIBOR + 1.111%) 11/19/2025 (C)	3,152,000	3,264,619
BNP Paribas SA (3.052% to 1-13-30, then SOFR + 1.507%) 01/13/2031 (C)	6,018,000	6,171,682
Brighthouse Financial, Inc. 4.700%, 06/22/2047	1,104,000	1,116,535
Canadian Imperial Bank of Commerce 2.250%, 01/28/2025	4,044,000	4,118,689
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%) 11/05/2030	2,833,000	2,980,309
Commonwealth Bank of Australia 3.743%, 09/12/2039 (C)	806,000	866,789
Commonwealth Bank of Australia (3.610% to 9-12-29, then 5 Year CMT + 2.050%) 09/12/2034 (C)	2,018,000	2,145,433
Credit Agricole SA 2.375%, 01/22/2025 (C)	3,643,000	3,731,014
Danske Bank A/S (3.001% to 9-20-21, then 3 month LIBOR + 1.249%) 09/20/2022 (C)	4,966,000	5,039,390

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Danske Bank A/S (3.244% to 12-20-24, then 3 month LIBOR + 1.591%) 12/20/2025 (C)	$4,675,000	$4,912,481
GE Capital International Funding Company Unlimited Company
2.342%, 11/15/2020	647,000	648,766
4.418%, 11/15/2035	5,220,000	5,960,710
JPMorgan Chase & Co. 2.950%, 10/01/2026	1,794,000	1,901,874
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	702,000	718,310
JPMorgan Chase & Co. (2.739% to 10-15-29, then SOFR + 1.510%) 10/15/2030	4,686,000	4,883,497
JPMorgan Chase & Co. (3.559% to 4-23-23, then 3 month LIBOR + 0.730%) 04/23/2024	975,000	1,030,126
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030	2,320,000	2,583,942
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024	976,000	1,043,270
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	1,454,000	1,666,484
JPMorgan Chase & Co. (3.897% to 1-23-48, then 3 month LIBOR + 1.220%) 01/23/2049	1,794,000	2,138,716
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	1,275,000	1,435,482
JPMorgan Chase & Co. (4.023% to 12-5-23, then 3 month LIBOR + 1.000%) 12/05/2024	947,000	1,025,792
Liberty Mutual Group, Inc.
3.951%, 10/15/2050 (C)	216,000	238,019
4.569%, 02/01/2029 (C)	2,709,000	3,187,931
Lincoln National Corp. 3.050%, 01/15/2030	3,241,000	3,416,401
MDGH - GMTN BV 2.875%, 11/07/2029 (C)	2,295,000	2,358,686
MidAmerican Energy Company 3.650%, 08/01/2048	1,055,000	1,265,388
Mitsubishi UFJ Financial Group, Inc.
2.193%, 02/25/2025	4,319,000	4,364,817
2.559%, 02/25/2030	2,940,000	2,956,637
Morgan Stanley 2.750%, 05/19/2022	3,691,000	3,792,220
Morgan Stanley (3.971% to 7-22-37, then 3 month LIBOR + 1.455%) 07/22/2038	471,000	542,657
Morgan Stanley (4.457% to 4-22-38, then 3 month LIBOR + 1.431%) 04/22/2039	915,000	1,114,583
National Australia Bank, Ltd. 1.875%, 12/13/2022	2,851,000	2,891,928
Nationwide Building Society (4.363% to 8-1-23, then 3 month LIBOR + 1.392%) 08/01/2024 (C)	2,332,000	2,504,160
Nationwide Financial Services, Inc. 3.900%, 11/30/2049 (C)	2,417,000	2,712,440
Nomura Holdings, Inc.
2.648%, 01/16/2025	1,791,000	1,839,595
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nomura Holdings, Inc. (continued)
3.103%, 01/16/2030	$4,886,000	$5,076,437
Prudential Financial, Inc. 4.350%, 02/25/2050	1,674,000	1,952,413
Societe Generale SA 2.625%, 01/22/2025 (C)	3,848,000	3,921,205
Spirit Realty LP 3.400%, 01/15/2030	1,199,000	1,279,730
Standard Chartered PLC (2.819% to 1-30-25, then 3 month LIBOR + 1.209%) 01/30/2026 (C)	4,134,000	4,213,439
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%) 11/01/2025	3,230,000	3,323,172
Sumitomo Mitsui Financial Group, Inc. 3.040%, 07/16/2029	4,922,000	5,238,545
The Charles Schwab Corp. 3.250%, 05/22/2029	2,822,000	3,106,141
The Goldman Sachs Group, Inc. 3.500%, 11/16/2026	2,746,000	2,952,380
The PNC Financial Services Group, Inc. 2.550%, 01/22/2030	3,723,000	3,840,020
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	681,000	710,944
The Royal Bank of Scotland Group PLC (4.445% to 5-8-29, then 3 month LIBOR + 1.871%) 05/08/2030	1,480,000	1,689,358
Truist Bank 2.150%, 12/06/2024	1,993,000	2,040,769
Truist Financial Corp. 2.500%, 08/01/2024	5,111,000	5,278,164
Trust F/1401 6.390%, 01/15/2050 (C)	1,271,000	1,490,248
UBS Group AG (3.126% to 8-13-29, then 3 month LIBOR + 1.468%) 08/13/2030 (C)	1,049,000	1,112,419
US Bank NA 2.050%, 01/21/2025	3,335,000	3,417,091
Westpac Banking Corp. 2.000%, 01/13/2023	2,805,000	2,849,319
Westpac Banking Corp. (4.110% to 7-24-29, then 5 Year CMT + 2.000%) 07/24/2034	887,000	970,904
		201,448,361
Health care – 4.3%
Abbott Laboratories 3.750%, 11/30/2026	4,187,000	4,722,619
AbbVie, Inc.
2.300%, 11/21/2022 (C)	7,851,000	7,982,044
2.500%, 05/14/2020	3,696,000	3,698,829
2.600%, 11/21/2024 (C)	3,480,000	3,596,222
2.950%, 11/21/2026 (C)	1,079,000	1,131,217
3.200%, 11/21/2029 (C)	3,661,000	3,861,378
4.050%, 11/21/2039 (C)	1,142,000	1,261,374
4.250%, 11/21/2049 (C)	3,308,000	3,729,296
Aetna, Inc. 3.875%, 08/15/2047	779,000	824,178
Allergan Funding SCS 3.800%, 03/15/2025	4,626,000	5,054,537
Becton, Dickinson and Company
2.404%, 06/05/2020	3,237,000	3,243,305
3.363%, 06/06/2024	1,091,000	1,160,381
3.700%, 06/06/2027	486,000	536,773
3.734%, 12/15/2024	2,577,000	2,791,397
4.685%, 12/15/2044	1,203,000	1,497,112

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Boston Scientific Corp.
3.750%, 03/01/2026	$2,456,000	$2,700,462
4.000%, 03/01/2029	2,130,000	2,445,123
4.700%, 03/01/2049	1,814,000	2,367,139
Bristol-Myers Squibb Company
2.600%, 05/16/2022 (C)	4,208,000	4,316,910
2.750%, 02/15/2023 (C)	3,704,000	3,841,228
2.875%, 02/19/2021 (C)	1,027,000	1,040,274
2.900%, 07/26/2024 (C)	2,294,000	2,417,154
3.200%, 06/15/2026 (C)	2,010,000	2,194,024
3.400%, 07/26/2029 (C)	2,457,000	2,752,470
3.450%, 11/15/2027 (C)	1,435,000	1,596,886
3.900%, 02/20/2028 (C)	550,000	624,718
4.125%, 06/15/2039 (C)	244,000	296,727
4.250%, 10/26/2049 (C)	1,746,000	2,245,998
4.350%, 11/15/2047 (C)	511,000	659,698
Cigna Corp.
3.400%, 09/17/2021	2,186,000	2,242,681
3.400%, 03/01/2027 (C)	2,514,000	2,686,607
3.750%, 07/15/2023	2,697,000	2,871,186
3.875%, 10/15/2047 (C)	1,654,000	1,751,769
4.900%, 12/15/2048	384,000	476,432
CVS Health Corp.
2.625%, 08/15/2024	1,291,000	1,333,438
3.000%, 08/15/2026	1,075,000	1,126,712
3.700%, 03/09/2023	987,000	1,043,146
4.000%, 12/05/2023	1,446,000	1,551,375
4.100%, 03/25/2025	2,138,000	2,343,164
4.780%, 03/25/2038	1,055,000	1,244,222
5.050%, 03/25/2048	551,000	678,131
Danaher Corp. 3.350%, 09/15/2025	2,002,000	2,184,652
DH Europe Finance II Sarl
2.050%, 11/15/2022	1,586,000	1,614,191
2.200%, 11/15/2024	2,717,000	2,793,376
2.600%, 11/15/2029	3,375,000	3,502,040
3.400%, 11/15/2049	2,026,000	2,234,304
Merck & Company, Inc. 3.700%, 02/10/2045	691,000	820,009
Novartis Capital Corp.
2.000%, 02/14/2027	1,845,000	1,886,118
2.200%, 08/14/2030	2,752,000	2,829,856
2.750%, 08/14/2050	1,106,000	1,138,948
Pfizer, Inc.
2.800%, 03/11/2022	955,000	984,781
3.000%, 12/15/2026	499,000	540,980
4.100%, 09/15/2038	547,000	665,320
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	2,065,000	2,143,594
3.200%, 09/23/2026	431,000	462,287
Takeda Pharmaceutical Company, Ltd. 4.400%, 11/26/2023	1,394,000	1,531,351
UnitedHealth Group, Inc.
2.375%, 08/15/2024	1,758,000	1,815,759
2.875%, 08/15/2029	815,000	867,654
3.500%, 08/15/2039	1,075,000	1,180,884
3.700%, 12/15/2025	1,075,000	1,193,342
3.875%, 08/15/2059	1,075,000	1,225,616
		125,553,398
Industrials – 1.9%
Burlington Northern Santa Fe LLC
3.550%, 02/15/2050	1,654,000	1,866,130
4.900%, 04/01/2044	547,000	723,643
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Carrier Global Corp.
1.923%, 02/15/2023 (C)	$1,016,000	$1,029,137
2.242%, 02/15/2025 (C)	3,535,000	3,596,506
2.493%, 02/15/2027 (C)	2,033,000	2,068,417
2.722%, 02/15/2030 (C)	1,963,000	1,991,178
3.577%, 04/05/2050 (C)	376,000	384,886
Crowley Conro LLC 4.181%, 08/15/2043	878,900	1,058,976
CSX Corp.
2.400%, 02/15/2030	299,000	304,609
3.350%, 09/15/2049	1,152,000	1,209,261
4.300%, 03/01/2048	128,000	154,649
4.750%, 11/15/2048	691,000	895,153
General Electric Company
2.700%, 10/09/2022	475,000	485,378
3.100%, 01/09/2023	348,000	361,228
5.875%, 01/14/2038	1,758,000	2,254,586
Lockheed Martin Corp. 4.070%, 12/15/2042	1,015,000	1,243,855
Northrop Grumman Corp.
2.550%, 10/15/2022	3,141,000	3,233,434
2.930%, 01/15/2025	139,000	147,179
3.250%, 08/01/2023 to 01/15/2028	4,687,000	5,008,805
4.030%, 10/15/2047	1,023,000	1,219,598
Otis Worldwide Corp. 3.112%, 02/15/2040 (C)	203,000	208,022
The Boeing Company
2.700%, 05/01/2022 to 02/01/2027	4,795,000	4,917,604
2.950%, 02/01/2030	949,000	995,857
3.100%, 05/01/2026	3,402,000	3,604,623
3.500%, 03/01/2039	1,035,000	1,100,872
3.900%, 05/01/2049	821,000	906,960
Union Pacific Corp.
2.150%, 02/05/2027	1,568,000	1,597,613
2.400%, 02/05/2030	1,937,000	1,983,668
2.950%, 03/01/2022	1,758,000	1,804,605
3.150%, 03/01/2024	839,000	889,161
3.250%, 02/05/2050	1,384,000	1,425,470
3.750%, 02/05/2070	452,000	472,540
4.300%, 03/01/2049	260,000	314,276
United Technologies Corp.
3.650%, 08/16/2023	624,000	673,896
3.950%, 08/16/2025	1,399,000	1,566,543
4.450%, 11/16/2038	1,299,000	1,614,166
4.625%, 11/16/2048	1,414,000	1,898,778
Ww Grainger, Inc. 1.850%, 02/15/2025	480,000	485,594
		55,696,856
Information technology – 2.0%
Adobe, Inc.
1.900%, 02/01/2025	1,010,000	1,033,294
2.150%, 02/01/2027	2,019,000	2,065,696
2.300%, 02/01/2030	3,533,000	3,623,716
Apple, Inc.
1.800%, 09/11/2024	2,653,000	2,688,126
2.050%, 09/11/2026	3,185,000	3,266,091
2.200%, 09/11/2029	3,846,000	3,962,243
2.950%, 09/11/2049	1,778,000	1,868,203
3.200%, 05/13/2025 to 05/11/2027	4,227,000	4,615,861
4.250%, 02/09/2047	871,000	1,102,176
Broadcom Corp. 3.875%, 01/15/2027	2,405,000	2,522,137
Broadcom, Inc. 4.250%, 04/15/2026 (C)	1,702,000	1,847,047

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Fiserv, Inc.
3.200%, 07/01/2026	$1,706,000	$1,822,918
3.500%, 07/01/2029	1,778,000	1,943,354
4.200%, 10/01/2028	167,000	190,952
4.400%, 07/01/2049	903,000	1,071,398
IBM Corp.
3.300%, 05/15/2026	557,000	608,724
4.150%, 05/15/2039	755,000	910,851
Intel Corp.
2.450%, 11/15/2029	4,054,000	4,216,304
3.100%, 02/15/2060	1,102,000	1,143,148
3.250%, 11/15/2049	1,025,000	1,118,733
KLA Corp. 3.300%, 03/01/2050	1,442,000	1,416,844
Micron Technology, Inc. 4.663%, 02/15/2030	1,335,000	1,472,843
Microsoft Corp.
3.700%, 08/08/2046	483,000	584,117
4.000%, 02/12/2055	1,279,000	1,620,313
4.100%, 02/06/2037	1,594,000	1,977,035
4.250%, 02/06/2047	1,095,000	1,442,629
4.500%, 02/06/2057	712,000	1,000,454
NXP BV
3.875%, 06/18/2026 (C)	2,897,000	3,134,399
4.300%, 06/18/2029 (C)	328,000	367,410
Oracle Corp.
2.625%, 02/15/2023	1,315,000	1,360,331
2.950%, 11/15/2024	703,000	746,217
3.800%, 11/15/2037	719,000	828,499
4.000%, 11/15/2047	2,062,000	2,494,809
		60,066,872
Materials – 0.9%
Barrick North America Finance LLC
5.700%, 05/30/2041	1,982,000	2,692,627
5.750%, 05/01/2043	464,000	654,981
DuPont de Nemours, Inc.
4.205%, 11/15/2023	2,625,000	2,851,525
4.493%, 11/15/2025	1,870,000	2,108,023
5.319%, 11/15/2038	1,969,000	2,395,956
Huntsman International LLC
4.500%, 05/01/2029	943,000	1,038,244
5.125%, 11/15/2022	803,000	862,613
Minera Mexico SA de CV 4.500%, 01/26/2050 (C)	933,000	940,585
Newmont Corp. 3.500%, 03/15/2022	1,403,000	1,447,874
Nutrien, Ltd. 5.000%, 04/01/2049	866,000	1,077,821
Packaging Corp. of America 3.000%, 12/15/2029	1,314,000	1,382,268
Steel Dynamics, Inc.
2.800%, 12/15/2024	1,023,000	1,059,869
3.450%, 04/15/2030	563,000	590,749
Teck Resources, Ltd. 6.250%, 07/15/2041	1,986,000	2,294,038
The Mosaic Company
4.050%, 11/15/2027 (D)	1,119,000	1,183,377
5.450%, 11/15/2033	928,000	1,078,788
5.625%, 11/15/2043	901,000	1,066,393
Westlake Chemical Corp.
3.600%, 08/15/2026	188,000	201,024
4.375%, 11/15/2047	562,000	610,764
WRKCo, Inc. 4.900%, 03/15/2029	1,125,000	1,324,817
		26,862,336
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 0.9%
American Tower Corp. 3.800%, 08/15/2029	$975,000	$1,074,946
Equinix, Inc.
2.625%, 11/18/2024	2,797,000	2,872,351
2.900%, 11/18/2026	2,797,000	2,905,529
3.200%, 11/18/2029	1,110,000	1,161,766
GLP Capital LP
4.000%, 01/15/2030	1,662,000	1,765,858
5.300%, 01/15/2029	1,007,000	1,163,689
Mid-America Apartments LP
3.600%, 06/01/2027	675,000	736,443
3.750%, 06/15/2024	2,377,000	2,572,828
3.950%, 03/15/2029	999,000	1,143,347
4.000%, 11/15/2025	1,219,000	1,365,619
4.300%, 10/15/2023	1,019,000	1,110,452
Regency Centers LP 2.950%, 09/15/2029	2,162,000	2,291,728
SITE Centers Corp. 4.625%, 07/15/2022	847,000	902,040
STORE Capital Corp.
4.500%, 03/15/2028	3,744,000	4,213,735
4.625%, 03/15/2029	735,000	836,426
		26,116,757
Utilities – 2.4%
Alabama Power Company 3.450%, 10/01/2049	1,973,000	2,148,738
Black Hills Corp.
3.050%, 10/15/2029	2,899,000	3,049,715
3.875%, 10/15/2049	895,000	1,004,623
CenterPoint Energy Resources Corp. 4.100%, 09/01/2047	972,000	1,141,158
CenterPoint Energy, Inc.
2.500%, 09/01/2022 to 09/01/2024	2,366,000	2,441,448
2.950%, 03/01/2030	934,000	971,619
4.250%, 11/01/2028	493,000	564,421
Dominion Energy, Inc. 2.000%, 08/15/2021	1,399,000	1,412,708
DTE Electric Company
2.250%, 03/01/2030	2,944,000	2,992,267
2.950%, 03/01/2050	3,774,000	3,887,334
DTE Energy Company
2.529%, 10/01/2024	1,657,000	1,709,787
3.800%, 03/15/2027	461,000	502,421
Duke Energy Corp.
1.800%, 09/01/2021	2,098,000	2,109,563
2.650%, 09/01/2026	1,291,000	1,344,774
Edison International
4.125%, 03/15/2028	5,000	5,454
5.750%, 06/15/2027	1,489,000	1,761,000
Enel Finance International NV
3.500%, 04/06/2028 (C)	924,000	983,578
4.625%, 09/14/2025 (C)	1,308,000	1,469,104
4.750%, 05/25/2047 (C)	725,000	874,715
4.875%, 06/14/2029 (C)	489,000	565,560
Evergy, Inc.
2.450%, 09/15/2024	1,833,000	1,886,129
2.900%, 09/15/2029	920,000	948,904
FirstEnergy Corp.
2.650%, 03/01/2030	2,300,000	2,348,483
2.850%, 07/15/2022	437,000	450,034
3.400%, 03/01/2050	923,000	930,894
3.900%, 07/15/2027	965,000	1,068,719
4.250%, 03/15/2023	2,525,000	2,702,399
Interstate Power & Light Company 3.500%, 09/30/2049	939,000	1,043,632

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
ITC Holdings Corp. 2.700%, 11/15/2022	$2,002,000	$2,064,949
Jersey Central Power & Light Company 4.300%, 01/15/2026 (C)	871,000	979,877
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	1,570,000	1,833,836
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/2028 (C)	1,954,000	2,227,746
Mississippi Power Company
3.950%, 03/30/2028	2,441,000	2,730,238
4.250%, 03/15/2042	1,466,000	1,686,121
NiSource, Inc. 4.375%, 05/15/2047	831,000	976,561
Pennsylvania Electric Company 3.250%, 03/15/2028 (C)	843,000	904,425
PPL Capital Funding, Inc.
3.100%, 05/15/2026	2,397,000	2,541,288
3.400%, 06/01/2023	288,000	302,454
5.000%, 03/15/2044	1,331,000	1,647,578
Southern California Edison Company
2.850%, 08/01/2029 (D)	1,011,000	1,053,904
3.650%, 02/01/2050	1,019,000	1,083,245
4.125%, 03/01/2048	1,622,000	1,861,406
4.650%, 10/01/2043	475,000	584,365
Southern California Gas Company
2.550%, 02/01/2030	2,250,000	2,373,650
2.600%, 06/15/2026	563,000	589,570
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (C)	693,000	764,303
Virginia Electric & Power Company 3.300%, 12/01/2049	1,454,000	1,567,365
		70,092,062
TOTAL CORPORATE BONDS (Cost $740,155,547)		$783,513,306
MUNICIPAL BONDS – 0.5%
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,946,299
Los Angeles Community College District (California) 6.750%, 08/01/2049	2,270,000	4,118,506
North Texas Tollway Authority 6.718%, 01/01/2049	1,390,000	2,494,049
Port Authority of New York & New Jersey 4.458%, 10/01/2062	3,060,000	4,181,796
State of California 7.600%, 11/01/2040	410,000	724,630
The Ohio State University 4.800%, 06/01/2111	600,000	925,446
TOTAL MUNICIPAL BONDS (Cost $11,209,914)		$14,390,726
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.1%
Commercial and residential – 3.6%
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (C)(E)	1,333,884	1,355,078
BBCMS Mortgage Trust Series 2018-C2, Class A5 4.314%, 12/15/2051	3,515,000	4,141,136
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust Series 2018-B1, Class ASB 3.602%, 01/15/2051 (E)	$532,000	$582,869
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1, 3.613%, 10/26/2048 (C)	978,136	989,639
Series 2019-2, Class A1, 2.879%, 07/25/2049 (C)	2,733,341	2,777,019
Series 2019-3, Class A1, 2.724%, 11/25/2059 (C)	3,148,072	3,181,184
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	196,486	196,175
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (E)	4,839,000	5,365,931
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	702,000	755,139
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,764,000	1,905,787
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	218,876	218,827
Series 2017-C8, Class A1, 1.965%, 06/15/2050	154,941	155,078
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	733,000	780,379
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class A1, 1.410%, 10/10/2049	1,278,197	1,275,966
Series 2019-GC43, Class A4, 3.038%, 11/10/2052	984,000	1,069,583
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(E)	652,714	664,316
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(E)	2,180,921	2,220,379
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(E)	2,617,315	2,650,656
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2016-COR1, Class ASB 2.972%, 10/10/2049	562,000	590,162
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	6,737,176	7,325,023
Series 2015-C4, Class A4, 3.808%, 11/15/2048	1,802,000	1,996,772
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	279,000	295,322
CSMC Trust Series 2016-NXSR, Class A4 3.795%, 12/15/2049 (E)	4,516,000	5,032,121
DBJPM Mortgage Trust Series 2017-C6, Class ASB 3.121%, 06/10/2050	416,000	443,717
GCAT LLC Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (C)	1,042,503	1,068,754
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	45,369	45,526
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	565,161	599,204

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2015-GC28, Class A5, 3.396%, 02/10/2048	$675,000	$728,364
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	1,606,000	1,756,635
Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	1,425,000	1,541,605
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	3,172,877	3,524,274
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	793,000	855,936
Series 2015-C28, Class A2, 2.773%, 10/15/2048	208,148	208,091
Series 2015-C28, Class A3, 2.912%, 10/15/2048	3,160,000	3,320,664
Series 2015-C33, Class A4, 3.770%, 12/15/2048	437,000	483,983
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class ASB 3.283%, 07/15/2050	781,000	837,751
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	281,000	303,379
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	841,000	948,533
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class A1 1.324%, 08/15/2049	367,422	366,496
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.083%, 07/15/2046 (E)	260,000	280,614
Series 2015-C20, Class A4, 3.249%, 02/15/2048	231,000	247,619
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	842,000	889,370
Series 2015-C27, Class A4, 3.753%, 12/15/2047	226,000	249,572
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	408,275	407,412
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	646,000	669,096
Series 2018-H3, Class A5, 4.177%, 07/15/2051	450,000	523,013
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, 3.600%, 04/25/2049 (C)(E)	1,367,698	1,384,377
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(E)	2,149,333	2,176,830
SG Residential Mortgage Trust Series 2019-3, Class A1 2.703%, 09/25/2059 (C)(E)	2,512,992	2,528,290
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610%, 09/27/2049 (C)(E)	2,419,046	2,425,298
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust (continued)
Series 2020-1, Class A1, 2.275%, 02/25/2050 (C)(E)	$4,383,000	$4,415,477
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (C)(E)	1,539,457	1,562,496
Series 2019-2, Class A1, 3.211%, 05/25/2059 (C)(E)	5,085,803	5,139,196
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	4,851,363	4,875,506
Series 2019-4, Class A1, 2.642%, 11/25/2059 (C)	6,737,776	6,794,756
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (C)(E)	1,353,854	1,368,550
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (C)(E)	2,437,019	2,464,149
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (C)(E)	2,820,887	2,841,475
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)(E)	1,451,692	1,465,788
Visio Trust Series 2019-1, Class A1 3.572%, 06/25/2054 (C)(E)	1,283,275	1,306,702
		106,573,039
U.S. Government Agency – 6.5%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	4,707,014	4,950,086
Series 343, Class F4 (1 month LIBOR + 0.350%), 2.852%, 10/15/2037 (B)	2,779,545	2,764,865
Series 4205, Class PA, 1.750%, 05/15/2043	1,970,938	1,978,856
Series 4426, Class QC, 1.750%, 07/15/2037	3,149,764	3,178,094
Series 4705, Class A, 4.500%, 09/15/2042	1,757,261	1,918,651
Series 4742, Class PA, 3.000%, 10/15/2047	5,268,927	5,505,572
Series 4763, Class CA, 3.000%, 09/15/2038	546,299	581,615
Series 4767, Class KA, 3.000%, 03/15/2048	2,615,057	2,768,403
Series 4786, Class DP, 4.500%, 07/15/2042	1,140,073	1,167,538
Series 4796, Class AK, 3.000%, 05/15/2048	4,675,196	4,855,083
Series 4802, Class A, 3.000%, 06/15/2048	4,645,967	4,821,763
Series 4846, Class PF (1 month LIBOR + 0.350%), 2.009%, 12/15/2048 (B)	980,771	977,858
Series 4856, Class FD (1 month LIBOR + 0.300%), 1.959%, 08/15/2040 (B)	3,347,994	3,325,363
Series 4874, Class AT, 3.000%, 09/15/2048	14,328,564	14,842,024
Series 4880, Class DA, 3.000%, 05/15/2050	4,035,472	4,256,538
Series 4897, Class F (1 month LIBOR + 0.400%), 2.059%, 07/15/2049 (B)	1,176,205	1,169,553

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	$219,590	$247,978
Series 2012-151, Class NX, 1.500%, 01/25/2043	2,472,955	2,482,779
Series 2013-11, Class AP, 1.500%, 01/25/2043	5,869,017	5,892,871
Series 2013-30, Class CA, 1.500%, 04/25/2043	547,285	550,127
Series 2013-43, Class BP, 1.750%, 05/25/2043	2,790,823	2,801,927
Series 2014-73, Class MA, 2.500%, 11/25/2044	1,659,439	1,719,755
Series 2015-84, Class PA, 1.700%, 08/25/2033	7,593,465	7,673,725
Series 2016-48, Class MA, 2.000%, 06/25/2038	9,997,454	10,213,784
Series 2016-57, Class PC, 1.750%, 06/25/2046	14,241,891	14,371,653
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,678,849	1,786,746
Series 2017-42, Class H, 3.000%, 11/25/2043	1,995,564	2,070,589
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	633,000	688,170
Series 2018-14, Class KC, 3.000%, 03/25/2048	2,462,600	2,603,547
Series 2018-15, Class AB, 3.000%, 03/25/2048	719,896	765,488
Series 2018-45, Class GA, 3.000%, 06/25/2048	5,881,179	6,074,969
Series 2018-79, Class FA (1 month LIBOR + 0.250%), 1.877%, 11/25/2048 (B)	5,291,949	5,256,922
Series 2018-8, Class KL, 2.500%, 03/25/2047	2,184,104	2,264,555
Series 2019-14, Class FB (1 month LIBOR + 0.400%), 2.181%, 04/25/2059 (B)	1,888,958	1,887,037
Series 2019-18, Class FH (1 month LIBOR + 0.350%), 1.977%, 05/25/2049 (B)	3,295,649	3,271,233
Series 2019-25, Class PA, 3.000%, 05/25/2048	3,186,874	3,372,759
Series 2019-25, Class YF (1 month LIBOR + 0.450%), 2.077%, 10/25/2046 (B)	6,509,430	6,505,116
Series 2019-35, Class FH (1 month LIBOR + 0.350%), 1.977%, 07/25/2049 (B)	1,449,150	1,443,250
Series 2019-35, Class MB, 3.000%, 07/25/2049	3,497,910	3,754,453
Series 2019-42, Class FK (1 month LIBOR + 0.450%), 2.077%, 08/25/2049 (B)	7,531,548	7,512,466
Series 2019-60, Class BF (1 month LIBOR + 0.450%), 2.077%, 10/25/2049 (B)	2,643,606	2,633,404
Series 2019-60, Class FW (1 month LIBOR + 0.450%), 2.077%, 10/25/2049 (B)	1,875,567	1,872,965
Series 2019-67, Class FB (1 month LIBOR +0.450%), 2.077%, 11/25/2049 (B)	2,320,478	2,309,192
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-70, Class FL (1 month LIBOR + 0.400%), 2.027%, 12/25/2049 (B)	$4,718,359	$4,708,873
Series 2019-8, Class GA, 3.000%, 03/25/2049	7,843,107	8,132,124
Series 414, Class A35, 3.500%, 10/25/2042	2,398,212	2,615,403
Government National Mortgage Association
Series 2012-141, Class WA, 4.525%, 11/16/2041 (E)	538,153	619,767
Series 2017-167, Class BQ, 2.500%, 08/20/2044	2,277,806	2,352,543
Series 2019-132, Class NA, 3.500%, 09/20/2049	6,111,536	6,424,904
Series 2019-31, Class JC, 3.500%, 03/20/2049	3,035,942	3,147,910
		189,090,846
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $286,047,194)		$295,663,885
ASSET BACKED SECURITIES – 9.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	939,000	973,542
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	3,148,000	3,248,519
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 3.277%, 11/26/2046 (B)(C)	1,070,655	1,070,050
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	1,207,783	1,297,453
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	1,179,290	1,212,250
Ford Credit Auto Owner Trust
Series 2017-1, Class A 2.620%, 08/15/2028 (C)	2,680,000	2,749,850
Series 2017-2, Class A 2.360%, 03/15/2029 (C)	5,660,000	5,809,897
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	7,258,000	7,790,444
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	3,419,000	3,637,551
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	3,514,000	3,781,015
Series 2020-1, Class A 2.040%, 08/15/2031 (C)	9,494,000	9,694,234
Hertz Vehicle Financing II LP
Series 2016-4A, Class A 2.650%, 07/25/2022 (C)	224,000	226,983
Series 2017-2A, Class A 3.290%, 10/25/2023 (C)	2,646,000	2,753,459
Series 2018-1A, Class A 3.290%, 02/25/2024 (C)	4,232,000	4,427,565
Series 2018-3A, Class A 4.030%, 07/25/2024 (C)	2,306,000	2,473,761
Series 2019-1A, Class A 3.710%, 03/25/2023 (C)	2,463,000	2,569,156
Series 2019-2A, Class A 3.420%, 05/25/2025 (C)	3,999,000	4,250,316

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing II LP (continued)
Series 2019-3A, Class A 2.670%, 12/26/2025 (C)	$2,848,000	$2,942,138
Navient Private Education Loan Trust
Series 2014-CTA, Class A (1 month LIBOR + 0.700%) 2.359%, 09/16/2024 (B)(C)	52,428	52,438
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 3.809%, 12/15/2045 (B)(C)	756,826	781,936
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (C)	1,380,000	1,450,443
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	7,668,000	7,915,884
Series 2018-CA, Class A2 3.520%, 06/16/2042 (C)	750,000	780,113
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	3,186,000	3,368,664
Series 2019-A, Class A2A 3.420%, 01/15/2043 (C)	4,873,000	5,065,008
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	3,693,000	3,867,989
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	5,091,000	5,277,775
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	5,797,000	5,995,715
Series 2019-GA, Class A 2.400%, 10/15/2068 (C)	5,592,159	5,726,472
Series 2020-A, Class A2A 2.460%, 11/15/2068 (C)	2,761,000	2,849,693
Series 2020-A, Class A2B (1 month LIBOR + 0.900%) 3.084%, 11/15/2068 (B)(C)	2,393,000	2,390,781
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	2,124,000	2,122,513
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month LIBOR + 0.510%) 2.137%, 06/25/2031 (B)	2,137,567	2,103,645
Series 2015-1, Class A2 (1 month LIBOR + 0.600%) 2.227%, 04/25/2040 (B)	2,252,063	2,213,238
Series 2016-1A, Class A (1 month LIBOR + 0.700%) 2.327%, 02/25/2070 (B)(C)	1,981,605	1,971,646
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 2.477%, 06/25/2065 (B)(C)	287,096	287,442
Series 2017-5A, Class A (1 month LIBOR + 0.800%) 2.427%, 07/26/2066 (B)(C)	1,902,802	1,877,567
Series 2018-EA, Class A2 4.000%, 12/15/2059 (C)	1,964,000	2,072,283
Series 2019-3A, Class A (1 month LIBOR + 0.830%) 2.457%, 07/25/2068 (B)(C)	9,791,088	9,849,459
Series 2019-4A, Class A2 (1 month LIBOR + 0.810%) 2.437%, 07/25/2068 (B)(C)	4,733,000	4,762,672
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (C)	3,938,000	4,182,264
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 1.974%, 10/27/2036 (B)	$652,880	$635,777
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 1.954%, 01/25/2037 (B)	2,018,894	1,975,386
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 1.904%, 10/25/2033 (B)	7,694,609	7,508,300
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 2.028%, 03/23/2037 (B)	10,051,625	9,800,940
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 2.048%, 12/24/2035 (B)	6,294,802	6,194,685
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 2.108%, 03/22/2032 (B)	670,455	647,030
Series 2012-2A, Class A (1 month LIBOR + 0.800%) 2.427%, 12/26/2033 (B)(C)	4,425,367	4,407,359
Series 2012-4A, Class A (1 month LIBOR + 0.700%) 2.327%, 09/27/2038 (B)(C)	2,405,577	2,389,302
Series 2013-1A, Class A (1 month LIBOR + 0.600%) 2.227%, 06/25/2041 (B)(C)	1,966,004	1,925,242
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 2.197%, 09/25/2041 (B)(C)	611,215	602,550
Series 2016-1A, Class A (1 month LIBOR + 0.800%) 2.427%, 09/25/2065 (B)(C)	2,289,927	2,292,807
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	6,020,000	6,233,277
SLC Student Loan Trust
Series 2007-1, Class A5 (3 month LIBOR + 0.090%) 1.782%, 02/15/2068 (B)	1,985,000	1,835,907
Series 2008-1, Class A4A (3 month LIBOR + 1.600%) 3.494%, 12/15/2032 (B)	1,723,610	1,754,008
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 2.644%, 12/15/2032 (B)(C)	928,395	895,033
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 1.854%, 07/25/2022 (B)	2,388,272	2,326,496
Series 2010-1, Class A (1 month LIBOR + 0.400%) 2.027%, 03/25/2025 (B)	369,802	356,691
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 2.577%, 09/25/2028 (B)	3,376,802	3,307,748
Series 2012-2, Class A (1 month LIBOR + 0.700%) 2.327%, 01/25/2029 (B)	3,101,270	3,030,686
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 2.377%, 05/26/2026 (B)	613,007	608,886
Series 2013-4, Class A (1 month LIBOR + 0.550%) 2.177%, 06/25/2043 (B)	4,791,960	4,746,314

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 2.658%, 06/15/2027 (B)(C)	$963,418	$965,851
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 3.059%, 07/15/2027 (B)(C)	366,871	369,527
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	2,126,774	2,170,143
Series 2016-A, Class A2B (1 month LIBOR + 1.500%) 3.159%, 05/15/2031 (B)(C)	5,963,903	6,022,630
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	349,551	355,124
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 3.109%, 02/17/2032 (B)(C)	3,004,953	3,031,819
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 2.759%, 09/15/2034 (B)(C)	1,079,638	1,083,285
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 2.559%, 09/15/2034 (B)(C)	3,361,935	3,364,136
Series 2017-B, Class A2A 2.820%, 10/15/2035 (C)	3,359,685	3,460,246
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) 2.409%, 10/15/2035 (B)(C)	2,163,502	2,161,453
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	1,952,000	2,076,170
Series 2019-A, Class A2A 3.440%, 07/15/2036 (C)	9,538,000	10,156,584
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	1,031,652	1,045,199
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) 2.577%, 01/25/2039 (B)(C)	101,270	101,817
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 2.477%, 07/25/2039 (B)(C)	241,223	241,421
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 2.327%, 03/26/2040 (B)(C)	387,841	389,348
Series 2017-C, Class A1 (1 month LIBOR + 0.600%) 2.227%, 07/25/2040 (B)(C)	538,751	540,024
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	1,203,623	1,230,847
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 2.127%, 11/26/2040 (B)(C)	164,514	164,607
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	3,269,000	3,351,689
Series 2018-A, Class A2B 2.950%, 02/25/2042 (C)	1,487,000	1,532,350
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (C)	15,751,000	16,333,228
Series 2020-A, Class A2FX 2.540%, 05/15/2046 (C)	4,799,000	4,971,716
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.560%, 11/25/2031 (C)	5,224,000	5,464,500
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Verizon Owner Trust
Series 2019-C, Class A1A 1.940%, 04/22/2024	$2,176,000	$2,210,231
Series 2020-A, Class A1A 1.850%, 07/22/2024	5,078,000	5,147,040
TOTAL ASSET BACKED SECURITIES (Cost $273,351,568)		$279,289,232
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 3.5%
John Hancock Collateral Trust, 1.6968% (F)(G)	166,775	1,669,238
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	100,800,506	100,800,506
TOTAL SHORT-TERM INVESTMENTS (Cost $102,469,330)		$102,469,744
Total Investments (Core Bond Fund) (Cost $3,071,897,967) – 108.6%		$3,182,326,379
Other assets and liabilities, net – (8.6%)		(252,742,183)
TOTAL NET ASSETS – 100.0%		$2,929,584,196
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $433,221,675 or 14.8% of the fund's net assets as of 2-29-20.
(D)	All or a portion of this security is on loan as of 2-29-20.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 2-29-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Argentina – 0.4%
Provincia de Buenos Aires 7.875%, 06/15/2027		$870,000	$330,600
Republic of Argentina
5.625%, 01/26/2022		470,000	218,550
6.875%, 01/26/2027		430,000	181,679
7.500%, 04/22/2026		330,000	142,728
			873,557
Brazil – 0.4%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	239,000	56,744
10.000%, 01/01/2023		3,531,000	894,615

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil (continued)
Federative Republic of Brazil (continued)
10.000%, 01/01/2027	BRL	206,000	$55,207
			1,006,566
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	40,685
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,369,695)			$1,920,808
CORPORATE BONDS – 82.4%
Communication services – 14.2%
Allen Media LLC 10.500%, 02/15/2028 (A)		$900,000	864,000
Altice France SA 7.375%, 05/01/2026 (A)		3,130,000	3,282,431
American Media LLC 10.500%, 12/31/2026 (A)		920,000	998,200
CCO Holdings LLC
5.125%, 05/01/2023 to 05/01/2027 (A)		3,000,000	3,070,660
5.750%, 02/15/2026 (A)		215,000	223,536
CenturyLink, Inc. 4.000%, 02/15/2027 (A)		370,000	371,813
Charter Communications Operating LLC
4.908%, 07/23/2025		820,000	918,774
6.484%, 10/23/2045		250,000	321,520
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (A)		1,330,000	1,363,250
CSC Holdings LLC 6.500%, 02/01/2029 (A)		1,620,000	1,784,025
iHeartCommunications, Inc. 4.750%, 01/15/2028 (A)		280,000	278,600
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		950,000	817,000
8.000%, 02/15/2024 (A)		330,000	338,250
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (A)		1,000,000	972,500
Match Group, Inc.
5.000%, 12/15/2027 (A)		400,000	414,000
6.375%, 06/01/2024		440,000	454,903
Netflix, Inc.
4.375%, 11/15/2026		320,000	335,104
4.875%, 06/15/2030 (A)		500,000	526,900
5.375%, 11/15/2029 (A)		770,000	837,144
6.375%, 05/15/2029		790,000	913,438
Sirius XM Radio, Inc. 4.625%, 07/15/2024 (A)		290,000	298,976
Sprint Capital Corp. 8.750%, 03/15/2032		2,150,000	2,988,500
Sprint Communications, Inc. 11.500%, 11/15/2021		1,591,000	1,817,718
Sprint Corp.
7.250%, 09/15/2021		1,000,000	1,061,350
7.625%, 02/15/2025		40,000	46,400
7.875%, 09/15/2023		1,470,000	1,680,695
Telecom Italia SpA 5.303%, 05/30/2024 (A)		1,000,000	1,067,500
Twitter, Inc. 3.875%, 12/15/2027 (A)		590,000	602,538
Univision Communications, Inc. 5.125%, 02/15/2025 (A)		650,000	613,288
UPC Holding BV 5.500%, 01/15/2028 (A)		370,000	375,217
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 to 05/15/2029 (A)		2,740,000	2,816,020
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Ypso Finance Bis SA 10.500%, 05/15/2027 (A)		$290,000	$328,695
			32,782,945
Consumer discretionary – 14.9%
American Axle & Manufacturing, Inc.
6.250%, 03/15/2026		160,000	153,920
6.500%, 04/01/2027		670,000	642,865
Boyne USA, Inc. 7.250%, 05/01/2025 (A)		630,000	674,100
Brinker International, Inc. 5.000%, 10/01/2024 (A)		420,000	438,060
Carriage Services, Inc. 6.625%, 06/01/2026 (A)		730,000	752,185
Century Communities, Inc. 5.875%, 07/15/2025		1,390,000	1,452,550
CSC Holdings LLC 10.875%, 10/15/2025 (A)		638,000	700,014
Delphi Technologies PLC 5.000%, 10/01/2025 (A)		510,000	558,450
DISH DBS Corp. 7.750%, 07/01/2026 (B)		3,080,000	3,309,644
ESH Hospitality, Inc.
4.625%, 10/01/2027 (A)		420,000	409,500
5.250%, 05/01/2025 (A)		240,000	241,399
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)		2,983,778	11,040
frontdoor, Inc. 6.750%, 08/15/2026 (A)		1,000,000	1,094,305
Golden Nugget, Inc. 8.750%, 10/01/2025 (A)		660,000	662,779
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)		570,000	595,650
4.875%, 05/15/2026 (A)		550,000	576,125
Hilton Worldwide Finance LLC 4.625%, 04/01/2025		240,000	240,900
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)		500,000	532,810
L Brands, Inc. 5.250%, 02/01/2028		1,560,000	1,514,175
Lennar Corp.
4.750%, 11/29/2027		970,000	1,069,425
5.875%, 11/15/2024		640,000	698,688
Levi Strauss & Company 5.000%, 05/01/2025		800,000	822,800
Marston's Issuer PLC (3 month GBP LIBOR + 2.550%) 3.275%, 07/15/2035 (D)	GBP	380,000	415,278
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)		$340,000	339,950
MGM Growth Properties Operating Partnership LP 4.500%, 09/01/2026		510,000	527,850
Michaels Stores, Inc. 8.000%, 07/15/2027 (A)(B)		360,000	300,096
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (A)		1,060,000	1,048,520
NCL Corp., Ltd. 3.625%, 12/15/2024 (A)		330,000	305,715
New Red Finance, Inc. 3.875%, 01/15/2028 (A)		640,000	636,000
Party City Holdings, Inc. 6.625%, 08/01/2026 (A)		670,000	388,600
PetSmart, Inc. 8.875%, 06/01/2025 (A)		320,000	318,400

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	$1,060,000	$1,025,868
Sands China, Ltd. 5.400%, 08/08/2028	200,000	226,460
Scientific Games International, Inc. 7.000%, 05/15/2028 (A)	860,000	837,963
Service Corp. International
4.625%, 12/15/2027	680,000	712,300
5.125%, 06/01/2029	500,000	540,625
5.375%, 05/15/2024	240,000	244,500
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (A)	632,000	649,380
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	830,000	822,779
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	380,000	372,400
Taylor Morrison Communities, Inc.
5.875%, 01/31/2025 (A)	320,000	327,802
6.000%, 09/01/2023 (A)	890,000	918,747
The ServiceMaster Company LLC 5.125%, 11/15/2024 (A)	630,000	649,688
The William Carter Company 5.625%, 03/15/2027 (A)	390,000	414,931
Time Warner Cable LLC 7.300%, 07/01/2038	680,000	923,162
TopBuild Corp. 5.625%, 05/01/2026 (A)	1,040,000	1,081,600
Viking Cruises, Ltd. 5.875%, 09/15/2027 (A)	1,090,000	968,792
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	690,000	615,825
WW International, Inc. 8.625%, 12/01/2025 (A)	1,200,000	1,251,000
Wynn Macau, Ltd. 5.125%, 12/15/2029 (A)	300,000	294,000
		34,309,615
Consumer staples – 2.8%
Altria Group, Inc. 5.950%, 02/14/2049	410,000	520,541
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	680,000	695,864
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 (A)	1,200,000	1,245,060
Pactiv LLC 7.950%, 12/15/2025	1,200,000	1,368,000
Pilgrim's Pride Corp. 5.875%, 09/30/2027 (A)	230,000	238,349
Sally Holdings LLC 5.625%, 12/01/2025	780,000	790,530
Simmons Foods, Inc. 5.750%, 11/01/2024 (A)	680,000	673,200
Spectrum Brands, Inc.
5.000%, 10/01/2029 (A)	250,000	258,158
5.750%, 07/15/2025	20,000	20,500
6.125%, 12/15/2024	520,000	537,228
		6,347,430
Energy – 9.1%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	920,000	841,101
6.625%, 07/15/2026 (A)	1,190,000	1,011,500
Callon Petroleum Company 8.250%, 07/15/2025	510,000	453,900
Chesapeake Energy Corp. 5.375%, 06/15/2021	100,000	69,420
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Comstock Resources, Inc. 7.500%, 05/15/2025 (A)		$880,000	$648,736
DCP Midstream LLC 6.450%, 11/03/2036 (A)		310,000	316,975
DCP Midstream Operating LP 6.750%, 09/15/2037 (A)		700,000	735,000
Endeavor Energy Resources LP 5.500%, 01/30/2026 (A)		270,000	267,975
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (A)		1,600,000	560,000
7.375%, 05/15/2024 (A)		1,030,000	354,495
Genesis Energy LP 5.625%, 06/15/2024		700,000	602,000
MEG Energy Corp.
7.000%, 03/31/2024 (A)		259,000	245,403
7.125%, 02/01/2027 (A)		1,300,000	1,235,000
Montage Resources Corp. 8.875%, 07/15/2023		500,000	360,000
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)		460,000	480,516
4.875%, 08/15/2027 (A)		300,000	325,113
Northern Oil and Gas, Inc. (8.500% Cash and 1.000% PIK) 9.500%, 05/15/2023		261,171	262,477
Oasis Petroleum, Inc. 6.875%, 01/15/2023 (B)		921,000	713,775
Parsley Energy LLC 4.125%, 02/15/2028 (A)		500,000	468,750
Petrobras Global Finance BV
5.750%, 02/01/2029		40,000	45,100
6.850%, 06/05/2115		580,000	686,575
Precision Drilling Corp. 7.125%, 01/15/2026 (A)		870,000	803,010
Range Resources Corp.
5.000%, 03/15/2023 (B)		450,000	326,115
9.250%, 02/01/2026 (A)		250,000	169,575
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)		830,000	850,536
7.500%, 07/15/2038 (A)		710,000	788,725
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/2025 (A)		1,000,000	830,000
Targa Resources Partners LP
4.250%, 11/15/2023		400,000	396,200
5.375%, 02/01/2027		290,000	297,250
5.875%, 04/15/2026		420,000	432,642
6.875%, 01/15/2029		210,000	226,538
Teine Energy, Ltd. 6.875%, 09/30/2022 (A)		510,000	507,450
The Williams Companies, Inc. 7.500%, 01/15/2031		650,000	873,684
Transocean Guardian, Ltd. 5.875%, 01/15/2024 (A)		509,350	504,307
Transocean Pontus, Ltd. 6.125%, 08/01/2025 (A)		609,550	615,646
Transocean, Inc.
6.800%, 03/15/2038		410,000	223,450
8.000%, 02/01/2027 (A)		250,000	209,375
Vesta Energy Corp. 8.125%, 07/24/2023 (A)	CAD	920,000	534,625
Viper Energy Partners LP 5.375%, 11/01/2027 (A)		$260,000	264,238
WPX Energy, Inc.
4.500%, 01/15/2030		410,000	391,427
8.250%, 08/01/2023		1,040,000	1,159,600
			21,088,204

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 8.2%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)		$1,320,000	$1,384,350
Ally Financial, Inc. 8.000%, 11/01/2031		480,000	664,483
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025 (A)		1,300,000	848,250
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030		1,470,000	1,669,087
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (E)	EUR	540,000	622,214
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (E)		$600,000	660,000
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(E)		350,000	396,813
CIT Group, Inc. 5.250%, 03/07/2025		170,000	186,150
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(E)		600,000	708,933
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(E)		840,000	897,750
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (A)(E)		210,000	226,685
DAE Funding LLC 5.750%, 11/15/2023 (A)		1,530,000	1,593,113
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024		680,000	698,496
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/2025 (A)		470,000	521,700
FirstCash, Inc. 5.375%, 06/01/2024 (A)		710,000	725,975
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) 03/30/2025 (E)		200,000	211,640
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) 03/23/2028 (E)		720,000	785,700
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (A)		200,000	210,577
Ladder Capital Finance Holdings LLLP 4.250%, 02/01/2027 (A)		530,000	502,838
NatWest Markets NV 7.750%, 05/15/2023		520,000	598,725
Navient Corp.
5.000%, 03/15/2027		330,000	319,176
6.750%, 06/15/2026 (B)		270,000	284,850
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)		1,540,000	1,593,438
5.750%, 05/01/2025 (A)		180,000	184,424
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (E)		670,000	708,860
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(E)		810,000	866,700
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UniCredit SpA (7.296% to 4-2-29, then 5 Year ICE Swap Rate + 4.914%) 04/02/2034 (A)	$690,000	$801,265
		18,872,192
Health care – 8.4%
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023 (A)(B)	230,000	219,650
AMN Healthcare, Inc. 4.625%, 10/01/2027 (A)	200,000	202,500
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	1,321,000	1,475,980
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)	690,000	680,940
5.250%, 01/30/2030 (A)	630,000	622,913
5.500%, 11/01/2025 (A)	550,000	566,269
9.000%, 12/15/2025 (A)	1,379,000	1,535,461
Centene Corp.
3.375%, 02/15/2030 (A)	250,000	250,000
4.250%, 12/15/2027 (A)	350,000	360,080
4.625%, 12/15/2029 (A)	800,000	856,000
5.375%, 06/01/2026 (A)	970,000	1,020,925
6.125%, 02/15/2024	130,000	133,991
Community Health Systems, Inc.
6.625%, 02/15/2025 (A)	940,000	958,800
8.000%, 03/15/2026 (A)	800,000	826,160
DaVita, Inc. 5.000%, 05/01/2025	310,000	314,573
HCA, Inc. 5.625%, 09/01/2028	2,500,000	2,833,450
HLF Financing Sarl LLC 7.250%, 08/15/2026 (A)	610,000	616,100
LifePoint Health, Inc. 4.375%, 02/15/2027 (A)	530,000	523,216
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	710,000	749,760
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)(B)	620,000	527,062
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)	780,000	783,900
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (A)	480,000	514,800
Tenet Healthcare Corp. 6.750%, 06/15/2023	1,000,000	1,070,000
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	800,000	740,664
7.125%, 01/31/2025 (A)	850,000	898,875
US Renal Care, Inc. 10.625%, 07/15/2027 (A)	200,000	202,500
		19,484,569
Industrials – 9.6%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (A)	530,000	410,045
Allison Transmission, Inc. 5.000%, 10/01/2024 (A)	640,000	647,174
Builders FirstSource, Inc. 5.000%, 03/01/2030 (A)	230,000	230,110
BWX Technologies, Inc. 5.375%, 07/15/2026 (A)	560,000	586,211
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (A)	400,000	394,000

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2000-1 Class B Pass Through Trust 8.388%, 11/01/2020	$143	$147
Covanta Holding Corp. 5.875%, 07/01/2025	500,000	512,500
FXI Holdings, Inc. 7.875%, 11/01/2024 (A)	780,000	733,200
GFL Environmental, Inc.
5.125%, 12/15/2026 (A)	160,000	165,600
5.375%, 03/01/2023 (A)	530,000	540,600
7.000%, 06/01/2026 (A)	480,000	504,600
8.500%, 05/01/2027 (A)	1,780,000	1,931,300
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,570,000	2,523,419
Harsco Corp. 5.750%, 07/31/2027 (A)	450,000	443,250
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021 (A)	1,490,000	1,009,475
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	668,000	677,739
Prime Security Services Borrower LLC
5.250%, 04/15/2024 (A)	40,000	41,400
5.750%, 04/15/2026 (A)	1,630,000	1,695,200
Sensata Technologies, Inc. 4.375%, 02/15/2030 (A)	420,000	423,675
Signature Aviation US Holdings, Inc. 5.375%, 05/01/2026 (A)	790,000	806,080
Standard Industries, Inc.
4.750%, 01/15/2028 (A)	720,000	740,956
6.000%, 10/15/2025 (A)	240,000	250,800
The ADT Security Corp. 4.125%, 06/15/2023	830,000	846,081
United Rentals North America, Inc.
3.875%, 11/15/2027	180,000	181,800
4.875%, 01/15/2028	470,000	482,361
5.250%, 01/15/2030	1,960,000	2,061,920
5.500%, 05/15/2027	690,000	721,050
Waste Pro USA, Inc. 5.500%, 02/15/2026 (A)	580,000	565,706
XPO CNW, Inc. 6.700%, 05/01/2034	890,000	916,700
XPO Logistics, Inc. 6.125%, 09/01/2023 (A)	1,085,000	1,107,384
		22,150,483
Information technology – 3.3%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (A)	600,000	588,750
Amkor Technology, Inc. 6.625%, 09/15/2027 (A)	780,000	842,400
CDK Global, Inc.
5.250%, 05/15/2029 (A)	20,000	21,325
5.875%, 06/15/2026	820,000	857,966
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	250,000	226,225
6.000%, 06/15/2025 (A)	280,000	263,200
CommScope, Inc. 8.250%, 03/01/2027 (A)	1,030,000	1,039,013
Dell International LLC 7.125%, 06/15/2024 (A)	490,000	512,663
Fair Isaac Corp. 4.000%, 06/15/2028 (A)	440,000	451,000
j2 Cloud Services LLC 6.000%, 07/15/2025 (A)	760,000	792,300
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Level 3 Financing, Inc. 5.250%, 03/15/2026	$580,000	$598,850
Open Text Corp. 3.875%, 02/15/2028 (A)	290,000	288,608
Open Text Holdings, Inc. 4.125%, 02/15/2030 (A)	470,000	467,650
Western Digital Corp. 4.750%, 02/15/2026	560,000	578,200
		7,528,150
Materials – 7.4%
Alcoa Nederland Holding BV 7.000%, 09/30/2026 (A)	530,000	560,475
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (A)	540,000	543,402
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (A)	800,000	834,000
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (A)	460,000	534,750
Cascades, Inc.
5.125%, 01/15/2026 (A)	10,000	10,350
5.375%, 01/15/2028 (A)	610,000	628,300
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (A)	620,000	580,506
7.250%, 04/01/2023 (A)	600,000	576,000
7.500%, 04/01/2025 (A)	1,390,000	1,323,975
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (A)	810,000	822,150
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	337,000	339,999
4.550%, 11/14/2024	470,000	475,875
5.450%, 03/15/2043	2,880,000	2,793,600
Greif, Inc. 6.500%, 03/01/2027 (A)	1,179,000	1,268,132
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (A)	310,000	298,632
Mercer International, Inc.
5.500%, 01/15/2026	590,000	556,488
7.375%, 01/15/2025	890,000	898,900
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(C)	1,953,148	2,441
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)	1,140,000	866,400
Olin Corp. 5.000%, 02/01/2030	560,000	539,728
Summit Materials LLC 6.500%, 03/15/2027 (A)	790,000	841,350
Teck Resources, Ltd. 5.200%, 03/01/2042	970,000	968,377
Trivium Packaging Finance BV
5.500%, 08/15/2026 (A)	200,000	207,250
8.500%, 08/15/2027 (A)	350,000	367,955
U.S. Concrete, Inc. 6.375%, 06/01/2024	260,000	264,576
		17,103,611
Real estate – 4.1%
CoreCivic, Inc.
4.625%, 05/01/2023	280,000	280,616
5.000%, 10/15/2022	370,000	377,585
CTR Partnership LP 5.250%, 06/01/2025	410,000	426,400
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	1,240,000	1,245,431

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Forestar Group, Inc.
5.000%, 03/01/2028 (A)	$700,000	$687,750
8.000%, 04/15/2024 (A)	780,000	845,325
Iron Mountain, Inc. 4.875%, 09/15/2029 (A)	1,160,000	1,149,583
MPT Operating Partnership LP
4.625%, 08/01/2029	380,000	399,239
5.000%, 10/15/2027	720,000	751,327
The GEO Group, Inc.
5.875%, 10/15/2024	850,000	794,750
6.000%, 04/15/2026	1,500,000	1,357,500
VICI Properties LP 4.125%, 08/15/2030 (A)	1,080,000	1,081,350
		9,396,856
Utilities – 0.4%
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	510,000	488,172
10.500%, 01/15/2026 (A)	400,000	356,000
		844,172
TOTAL CORPORATE BONDS (Cost $193,354,117)		$189,908,227
CONVERTIBLE BONDS – 0.9%
Communication services – 0.5%
DISH Network Corp.
2.375%, 03/15/2024	830,000	771,626
3.375%, 08/15/2026	220,000	212,412
Live Nation Entertainment, Inc. 2.000%, 02/15/2025 (A)	110,000	108,233
Vonage Holdings Corp. 1.750%, 06/01/2024 (A)	120,000	113,956
		1,206,227
Energy – 0.1%
Cheniere Energy, Inc. 4.250%, 03/15/2045	360,000	262,731
Financials – 0.1%
BofA Finance LLC 0.125%, 09/01/2022	100,000	101,875
Information technology – 0.2%
RingCentral, Inc. 0.286%, 03/01/2025 (A)(F)	60,000	59,138
Vishay Intertechnology, Inc. 2.250%, 06/15/2025	460,000	455,124
		514,262
TOTAL CONVERTIBLE BONDS (Cost $2,157,244)		$2,085,095
TERM LOANS (G) – 8.1%
Communication services – 0.8%
Allen Media LLC, 2020 Term Loan B (3 month LIBOR + 5.500%) 7.231%, 02/10/2027	300,000	294,750
AMC Entertainment Holdings, Inc., 2019 Term Loan B (1 month LIBOR + 3.000%) 4.610%, 04/22/2026	558,593	539,394
iHeartCommunications, Inc., 2020 Term Loan (1 week LIBOR + 3.000%) 4.655%, 05/01/2026	445,853	436,936
Terrier Media Buyer, Inc., Term Loan B (3 month LIBOR + 4.250%) 6.148%, 12/17/2026	610,000	604,919
		1,875,999
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer discretionary – 1.4%
CEOC LLC, Exit Term Loan (1 month LIBOR + 2.000%) 3.603%, 10/07/2024	$867,005	$862,185
Diamond Sports Group LLC, Term Loan (1 month LIBOR + 3.250%) 4.880%, 08/24/2026	99,750	90,773
Michaels Stores, Inc., Term Loan 01/30/2023 TBD (H)	270,000	243,000
Mohegan Gaming & Entertainment, 2016 Term Loan B (1 month LIBOR + 4.000%) 5.603%, 10/13/2023	700,000	674,331
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%) 5.103%, 04/30/2026	578,550	563,363
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 7.629%, 06/19/2026	793,835	792,843
		3,226,495
Energy – 0.6%
Chesapeake Energy Corp., 2019 Last Out Term Loan (3 month LIBOR + 8.000%) 9.928%, 06/24/2024	630,000	570,673
Eastern Power LLC, Term Loan B (1 month LIBOR + 3.750%) 5.353%, 10/02/2025	510,000	502,350
Permian Production Partners LLC, Term Loan 0.000%, 05/20/2024 (C)	807,500	290,700
		1,363,723
Financials – 0.9%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%) 5.207%, 02/15/2027	540,000	530,998
Allied Universal Holdco LLC, 2019 Term Loan B (1 month LIBOR + 4.250%) 5.853%, 07/10/2026	980,814	969,368
Amerilife Holdings LLC, 2020 Term Loan 02/06/2027 TBD (H)	159,545	157,950
Jane Street Group LLC, 2020 Term Loan (1 and 3 month LIBOR + 3.000%) 4.613%, 01/31/2025	417,884	416,580
		2,074,896
Health care – 2.4%
Eyecare Partners LLC, 2020 2nd Lien Term Loan 02/04/2028 TBD (H)(I)	430,000	425,700
Eyecare Partners LLC, 2020 Term Loan (1 month LIBOR + 3.750%) 5.418%, 02/05/2027	470,270	462,041
Immucor, Inc., Extended Term Loan B (3 month LIBOR + 5.000%) 6.945%, 06/15/2021	825,384	813,003
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%) 5.353%, 09/30/2024	825,819	816,272
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.500%) 6.103%, 08/06/2026	770,000	766,789
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%) 5.353%, 11/17/2025	482,528	477,703

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Health care (continued)
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 6.625%, 06/26/2026	$1,376,550	$1,361,064
VVC Holding Corp., 2019 Term Loan B (1 month LIBOR + 4.500%) 6.158%, 02/11/2026	486,325	480,246
		5,602,818
Industrials – 1.3%
Amentum Government Services Holdings LLC, Term Loan B (3 month LIBOR + 4.000%) 5.762%, 02/01/2027	360,000	358,650
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%) 5.408%, 04/12/2025	1,103,200	1,070,104
Garda World Security Corp., 2019 1st Lien Term Loan B (3 month LIBOR + 4.750%) 6.390%, 10/30/2026	772,239	767,643
Rockwood Service Corp., 2020 Term Loan B 01/23/2027 TBD (H)	50,000	50,500
Temple Generation I LLC, 2nd Lien Term Loan (1 month LIBOR + 8.000%) 9.603%, 02/07/2023	651,917	651,917
		2,898,814
Information technology – 0.5%
Castle US Holding Corp., USD Term Loan B 01/29/2027 TBD (H)	240,000	228,000
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 5.853%, 11/29/2025	815,879	775,665
		1,003,665
Real estate – 0.2%
CoreCivic, Inc., 2019 Term Loan, 2019 Term Loan (1 month LIBOR + 4.500%) 6.110%, 12/12/2024	520,000	513,500
TOTAL TERM LOANS (Cost $19,396,746)		$18,559,910
ASSET BACKED SECURITIES – 4.4%
BlueMountain CLO, Ltd.
Series 2012-2A, Class ER2 (3 month LIBOR + 5.750%) 7.445%, 11/20/2028 (A)(D)	500,000	477,339
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 9.485%, 08/20/2032 (A)(D)	375,000	375,087
Bowman Park CLO, Ltd. Series 2014-1A, Class D1R (3 month LIBOR + 3.350%) 5.033%, 11/23/2025 (A)(D)	500,000	500,783
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 7.236%, 04/17/2030 (A)(D)	250,000	230,491
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 7.469%, 07/20/2028 (A)(D)	250,000	243,708
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 4.331%, 04/15/2031 (A)(D)	530,000	512,022
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Greenwood Park CLO, Ltd. (continued)
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 6.781%, 04/15/2031 (A)(D)	$750,000	$670,330
Greywolf CLO, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 5.786%, 04/17/2030 (A)(D)	430,000	430,205
Halseypoint CLO, Ltd. Series 2019-1A, Class E (3 month LIBOR + 7.700%) 9.607%, 01/20/2033 (A)(D)	600,000	600,113
Jackson Mill CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 2.800%) 4.631%, 04/15/2027 (A)(D)	250,000	248,878
LCM, Ltd. Partnership Series 2022-A, Class DR (3 month LIBOR + 5.500%) 7.319%, 10/20/2028 (A)(D)	500,000	463,747
Madison Park Funding, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 4.669%, 04/19/2030 (A)(D)	1,000,000	979,463
Oaktree CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%) 5.602%, 04/22/2030 (A)(D)	250,000	237,016
Octagon Investment Partners XWIII, Ltd. Series 2015-1A, Class ER (3 month LIBOR + 5.750%) 7.581%, 07/15/2027 (A)(D)	400,000	379,620
OZLM, Ltd.
Series 2014-7RA, Class DR (3 month LIBOR + 6.110%) 7.946%, 07/17/2029 (A)(D)	500,000	405,619
Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 5.370%, 10/30/2030 (A)(D)	1,000,000	976,125
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month LIBOR + 3.020%) 4.851%, 07/15/2030 (A)(D)	500,000	469,998
Sound Point CLO, Ltd. Series 2013-2RA, Class E (3 month LIBOR + 6.000%) 7.831%, 04/15/2029 (A)(D)	850,000	709,356
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 3.000%) 4.848%, 10/13/2029 (A)(D)	540,000	535,346
Thayer Park CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.700%) 5.519%, 04/20/2029 (A)(D)	250,000	250,089
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 5.166%, 04/17/2030 (A)(D)	500,000	491,084
TOTAL ASSET BACKED SECURITIES (Cost $10,526,061)		$10,186,419
COMMON STOCKS – 0.8%
Communication services – 0.0%
New Cotai, Inc., Class B (I)(J)(K)	11	0

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 0.8%
Berry Corp.	211,334	$1,346,198
Hercules Offshore, Inc. (I)(K)	120,022	116,685
KCAD Holdings I, Ltd. (I)(J)(K)	752,218,031	752
Montage Resources Corp. (B)(K)	66,492	232,057
MWO Holdings LLC (I)(J)(K)	1,134	65,851
		1,761,543
TOTAL COMMON STOCKS (Cost $22,029,828)		$1,761,543
PREFERRED SECURITIES – 0.7%
Financials – 0.6%
B. Riley Financial, Inc., 6.875%	16,425	406,519
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.477% (D)	43,100	1,099,050
		1,505,569
Utilities – 0.1%
NextEra Energy, Inc., 5.279%	3,850	175,028
TOTAL PREFERRED SECURITIES (Cost $1,718,887)		$1,680,597
ESCROW SHARES – 0.0%
Bossier Casino Venture Holdco, Inc. (I)(K)	163,507	42,512
TOTAL ESCROW SHARES (Cost $0)		$42,512
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. 9.750%, 05/15/2020 (I)(K)	$4,380,000	1,134
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on iShares iBoxx High Yield Corporate Bond ETF (Expiration Date: 3-5-20; Strike Price: $88.50; Counterparty: Citigroup Global Markets, Inc.) (K)(L)	76,553	13,122
TOTAL PURCHASED OPTIONS (Cost $33,683)		$13,122
SHORT-TERM INVESTMENTS – 4.7%
Short-term funds – 4.7%
John Hancock Collateral Trust, 1.6968% (M)(N)	626,132	6,266,896
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 1.5207% (M)	4,587,660	4,587,660
TOTAL SHORT-TERM INVESTMENTS (Cost $10,852,943)		$10,854,556
Total Investments (High Yield Fund) (Cost $263,439,204) – 102.8%		$237,013,923
Other assets and liabilities, net – (2.8%)		(6,461,808)
TOTAL NET ASSETS – 100.0%		$230,552,115
High Yield Fund (continued)
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $132,606,144 or 57.5% of the fund's net assets as of 2-29-20.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(K)	Non-income producing security.
(L)	For this type of option, notional amounts are equivalent to number of contracts.
(M)	The rate shown is the annualized seven-day yield as of 2-29-20.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Jun 2020	$21,351,457	$21,726,750	$375,293
10-Year U.S. Treasury Note Futures	61	Short	Jun 2020	(7,991,834)	(8,219,750)	(227,916)
U.S. Treasury Long Bond Futures	16	Short	Jun 2020	(2,637,622)	(2,724,000)	(86,378)
						$60,999
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	772,009	JPM	4/17/2020	—	$(17,629)
MXN	3,526,523	USD	185,328	JPM	4/17/2020	—	(7,424)
USD	676,407	CAD	880,827	BNP	4/17/2020	$20,169	—
USD	807,036	EUR	722,900	BNP	4/17/2020	6,824	—
USD	164,302	EUR	146,843	JPM	4/17/2020	1,754	—
						$28,747	$(25,053)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
CITI	iShares iBoxx High Yield Corporate Bond ETF	USD	86.00	Mar 2020	76,553	76,553	$19,904	$(118,821)
							$19,904	$(118,821)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Kraft Heinz Foods Company	744,000	USD	$744,000	1.000%	Quarterly	Dec 2020	$3,352	$1,295	$4,647
				$744,000				$3,352	$1,295	$4,647
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Opportunistic Fixed Income Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.6%
U.S. Government - 96.6%
U.S. Treasury Bonds
2.375%, 11/15/2049	$7,980,000	$9,315,091
2.750%, 11/15/2042	400,000	485,984
3.000%, 05/15/2045	300,000	382,090
U.S. Treasury Notes
1.375%, 01/31/2022 to 01/31/2025	19,810,000	20,139,184
1.750%, 11/15/2029	9,040,000	9,544,969
2.000%, 08/15/2025 to 11/15/2026	500,000	528,090
2.625%, 06/15/2021	52,000	53,054
2.875%, 04/30/2025	1,300,000	1,426,293
		41,874,755
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,561,739)		$41,874,755
Opportunistic Fixed Income Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
Canada - 1.0%
Government of Canada 4.250%, 12/01/2026	CAD	434,862	$421,041
Japan - 2.0%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2029	JPY	90,710,100	861,607
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,258,628)			$1,282,648

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.0%
Repurchase agreement - 1.0%
Repurchase Agreement with State Street Corp. dated 2-28-20 at 0.550% to be repurchased at $421,019 on 3-2-20, collateralized by $400,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $434,417)	$421,000	$421,000
TOTAL SHORT-TERM INVESTMENTS (Cost $421,000)		$421,000
Total Investments (Opportunistic Fixed Income Fund) (Cost $42,241,367) - 100.6%		$43,578,403
Other assets and liabilities, net - (0.6%)		(251,140)
TOTAL NET ASSETS - 100.0%		$43,327,263
Currency Abbreviations
CAD	Canadian Dollar
JPY	Japanese Yen
Security Abbreviations and Legend
CPI	Consumer Price Index
U.S. High Yield Bond Fund
	Shares or Principal Amount	Value
CORPORATE BONDS – 89.6%
Communication services – 15.8%
Block Communications, Inc. 4.875%, 03/01/2028 (A)	$125,000	$125,440
CCO Holdings LLC
4.000%, 03/01/2023 (A)	50,000	50,500
4.500%, 08/15/2030 (A)	250,000	252,813
5.000%, 02/01/2028 (A)	125,000	130,000
5.125%, 02/15/2023	20,000	20,150
5.125%, 05/01/2023 to 05/01/2027 (A)	1,250,000	1,271,625
5.250%, 09/30/2022	310,000	313,395
5.375%, 05/01/2025 (A)	2,350,000	2,414,860
5.750%, 02/15/2026 (A)	2,700,000	2,807,190
5.875%, 04/01/2024 (A)	175,000	179,760
CSC Holdings LLC
5.375%, 07/15/2023 to 02/01/2028 (A)	1,105,000	1,137,936
5.500%, 05/15/2026 (A)	1,125,000	1,164,774
7.500%, 04/01/2028 (A)	550,000	620,125
7.750%, 07/15/2025 (A)	1,125,000	1,184,063
Front Range BidCo, Inc. 4.000%, 03/01/2027 (A)	200,000	194,250
Gray Television, Inc.
5.125%, 10/15/2024 (A)(B)	975,000	999,375
5.875%, 07/15/2026 (A)(B)	2,000,000	2,056,900
7.000%, 05/15/2027 (A)	200,000	216,950
Intelsat Connect Finance SA 9.500%, 02/15/2023 (A)(B)	275,000	167,750
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (B)	3,050,000	2,623,000
8.500%, 10/15/2024 (A)	1,100,000	962,500
Intelsat Luxembourg SA 8.125%, 06/01/2023 (B)	650,000	273,000
Lamar Media Corp.
3.750%, 02/15/2028 (A)	700,000	701,960
4.000%, 02/15/2030 (A)	700,000	700,000
5.750%, 02/01/2026	50,000	52,003
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	666,663
5.375%, 08/15/2022 to 01/15/2024	845,000	845,836
5.625%, 02/01/2023	310,000	311,163
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Match Group, Inc. 4.125%, 08/01/2030 (A)	$125,000	$122,463
Nexstar Broadcasting, Inc. 5.625%, 07/15/2027 (A)	2,095,000	2,168,430
Nielsen Finance LLC 5.000%, 04/15/2022 (A)	2,825,000	2,810,875
Outfront Media Capital LLC
4.625%, 03/15/2030 (A)	175,000	175,488
5.000%, 08/15/2027 (A)	25,000	25,751
5.625%, 02/15/2024	375,000	382,031
Salem Media Group, Inc. 6.750%, 06/01/2024 (A)(B)	2,100,000	2,016,000
Scripps Escrow, Inc. 5.875%, 07/15/2027 (A)	125,000	129,688
Sprint Capital Corp.
6.875%, 11/15/2028	140,000	166,732
8.750%, 03/15/2032	650,000	903,500
The EW Scripps Company 5.125%, 05/15/2025 (A)	2,050,000	2,055,125
The Nielsen Company Luxembourg Sarl 5.000%, 02/01/2025 (A)(B)	400,000	395,000
T-Mobile USA, Inc.
4.000%, 04/15/2022 (B)	375,000	384,844
4.500%, 02/01/2026	75,000	76,009
4.750%, 02/01/2028	325,000	338,406
5.125%, 04/15/2025	250,000	256,875
5.375%, 04/15/2027	875,000	925,313
6.375%, 03/01/2025	1,550,000	1,593,602
Zayo Group LLC 6.375%, 05/15/2025	1,418,000	1,449,905
		38,820,018
Consumer discretionary – 13.1%
Asbury Automotive Group, Inc.
4.500%, 03/01/2028 (A)	675,000	676,350
4.750%, 03/01/2030 (A)	650,000	661,375
6.000%, 12/15/2024	2,445,000	2,518,350
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	1,400,000	1,442,546
CCM Merger, Inc. 6.000%, 03/15/2022 (A)	3,050,000	3,080,500
Connect Finco SARL 6.750%, 10/01/2026 (A)	900,000	915,750
Cooper Tire & Rubber Company 7.625%, 03/15/2027	2,410,000	2,807,650
Diamond Sports Group LLC
5.375%, 08/15/2026 (A)	125,000	115,253
6.625%, 08/15/2027 (A)(B)	125,000	101,250
ESH Hospitality, Inc.
4.625%, 10/01/2027 (A)	175,000	170,625
5.250%, 05/01/2025 (A)	1,800,000	1,810,494
GLP Capital LP
4.375%, 04/15/2021	75,000	76,649
5.375%, 11/01/2023	625,000	681,844
Group 1 Automotive, Inc.
5.000%, 06/01/2022	925,000	921,544
5.250%, 12/15/2023 (A)	500,000	504,585
Hilton Domestic Operating Company, Inc. 4.875%, 01/15/2030	125,000	129,531
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (A)	650,000	655,122
5.250%, 06/01/2026 (A)	650,000	664,632

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Levi Strauss & Company 5.000%, 05/01/2025	$175,000	$179,988
Lithia Motors, Inc.
4.625%, 12/15/2027 (A)	200,000	204,736
5.250%, 08/01/2025 (A)	1,025,000	1,068,563
Panther BF Aggregator 2 LP 6.250%, 05/15/2026 (A)	100,000	102,720
Penske Automotive Group, Inc.
3.750%, 08/15/2020	415,000	416,038
5.375%, 12/01/2024	1,125,000	1,151,719
5.750%, 10/01/2022	2,000,000	2,020,000
Service Corp. International
4.625%, 12/15/2027	425,000	445,188
5.125%, 06/01/2029	1,175,000	1,270,469
7.500%, 04/01/2027	450,000	549,000
8.000%, 11/15/2021	2,145,000	2,295,150
Sonic Automotive, Inc. 6.125%, 03/15/2027	350,000	365,750
Telesat Canada 6.500%, 10/15/2027 (A)	350,000	362,250
The William Carter Company 5.625%, 03/15/2027 (A)	1,000,000	1,063,925
Wolverine World Wide, Inc. 5.000%, 09/01/2026 (A)	1,200,000	1,239,504
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026 (A)	1,270,000	1,316,488
Yum! Brands, Inc. 4.750%, 01/15/2030 (A)	150,000	155,607
		32,141,145
Consumer staples – 1.5%
Albertsons Companies, Inc.
4.625%, 01/15/2027 (A)	150,000	147,750
4.875%, 02/15/2030 (A)	150,000	150,000
Central Garden & Pet Company 5.125%, 02/01/2028	150,000	156,375
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	375,000	383,749
Darling Ingredients, Inc. 5.250%, 04/15/2027 (A)	500,000	525,000
Lamb Weston Holdings, Inc. 4.625%, 11/01/2024 (A)	25,000	26,021
Pilgrim's Pride Corp.
5.750%, 03/15/2025 (A)	940,000	958,518
5.875%, 09/30/2027 (A)	125,000	129,538
Prestige Brands, Inc.
5.125%, 01/15/2028 (A)	125,000	130,625
6.375%, 03/01/2024 (A)(B)	725,000	747,352
Spectrum Brands, Inc. 5.750%, 07/15/2025	275,000	281,875
		3,636,803
Energy – 15.3%
Antero Midstream Partners LP 5.750%, 01/15/2028 (A)	1,875,000	1,287,094
Antero Resources Corp. 5.375%, 11/01/2021	350,000	291,813
Archrock Partners LP
6.000%, 10/01/2022	300,000	300,270
6.250%, 04/01/2028 (A)	200,000	192,520
6.875%, 04/01/2027 (A)	450,000	457,052
Baytex Energy Corp.
5.625%, 06/01/2024 (A)	1,400,000	1,260,000
8.750%, 04/01/2027 (A)	2,100,000	1,995,000
Buckeye Partners LP 5.850%, 11/15/2043	1,075,000	989,000
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Callon Petroleum Company
6.250%, 04/15/2023	$225,000	$190,130
8.250%, 07/15/2025	850,000	756,500
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/2027	75,000	81,460
Cheniere Energy Partners LP
4.500%, 10/01/2029 (A)	350,000	334,705
5.250%, 10/01/2025	3,175,000	3,183,001
5.625%, 10/01/2026	400,000	402,000
Continental Resources, Inc. 3.800%, 06/01/2024	325,000	330,407
Denbury Resources, Inc.
7.750%, 02/15/2024 (A)	743,000	416,452
9.000%, 05/15/2021 (A)	1,300,000	1,137,500
9.250%, 03/31/2022 (A)	451,000	360,800
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043	1,086,000	437,799
EnLink Midstream LLC 5.375%, 06/01/2029 (B)	1,725,000	1,488,468
EnLink Midstream Partners LP
4.150%, 06/01/2025	75,000	63,390
4.400%, 04/01/2024	700,000	638,911
4.850%, 07/15/2026	725,000	620,781
5.050%, 04/01/2045	800,000	581,640
5.450%, 06/01/2047	125,000	90,588
Enviva Partners LP 6.500%, 01/15/2026 (A)	825,000	858,017
Era Group, Inc. 7.750%, 12/15/2022 (B)	1,600,000	1,600,000
Gulfport Energy Corp. 6.000%, 10/15/2024	2,000,000	665,000
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)	1,250,000	987,500
5.750%, 10/01/2025 (A)	1,325,000	1,060,000
6.250%, 11/01/2028 (A)	225,000	163,692
Indigo Natural Resources LLC 6.875%, 02/15/2026 (A)	525,000	447,563
MPLX LP
5.250%, 01/15/2025 (A)	425,000	447,833
6.375%, 05/01/2024 (A)	275,000	285,907
Murphy Oil Corp.
5.750%, 08/15/2025	125,000	121,346
5.875%, 12/01/2027	125,000	122,010
6.875%, 08/15/2024	585,000	583,479
Murphy Oil USA, Inc. 4.750%, 09/15/2029	75,000	78,660
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	225,000	235,035
7.768%, 12/15/2037 (A)	275,000	355,932
Oceaneering International, Inc. 6.000%, 02/01/2028	1,350,000	1,232,820
Rockies Express Pipeline LLC
3.600%, 05/15/2025 (A)	725,000	722,870
4.800%, 05/15/2030 (A)(B)	725,000	702,897
5.625%, 04/15/2020 (A)(B)	2,250,000	2,256,908
6.875%, 04/15/2040 (A)	957,000	980,679
7.500%, 07/15/2038 (A)	201,000	223,287
Southwestern Energy Company
6.200%, 01/23/2025	15,000	11,100
7.500%, 04/01/2026 (B)	250,000	190,625
7.750%, 10/01/2027 (B)	850,000	643,875
Summit Midstream Holdings LLC 5.750%, 04/15/2025	125,000	92,500
Tallgrass Energy Partners LP 5.500%, 09/15/2024 (A)	2,500,000	2,319,000

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Ultra Resources, Inc. 7.125%, 04/15/2025 (A)(C)	$2,675,000	$173,875
USA Compression Partners LP 6.875%, 04/01/2026 to 09/01/2027	900,000	870,960
Valaris PLC
4.875%, 06/01/2022	725,000	471,250
5.750%, 10/01/2044	2,575,000	786,997
		37,578,898
Financials – 4.0%
Ally Financial, Inc. 8.000%, 03/15/2020	200,000	200,380
AmWINS Group, Inc. 7.750%, 07/01/2026 (A)	1,175,000	1,219,803
CIT Group, Inc.
4.125%, 03/09/2021	40,000	40,400
6.125%, 03/09/2028	50,000	60,000
FirstCash, Inc. 5.375%, 06/01/2024 (A)	1,175,000	1,201,438
HUB International, Ltd. 7.000%, 05/01/2026 (A)	950,000	959,453
LPL Holdings, Inc. 5.750%, 09/15/2025 (A)	2,425,000	2,515,938
NFP Corp. 6.875%, 07/15/2025 (A)	275,000	275,006
Springleaf Finance Corp.
5.375%, 11/15/2029	625,000	638,313
6.125%, 03/15/2024	400,000	421,536
6.625%, 01/15/2028	400,000	439,000
7.125%, 03/15/2026	600,000	666,000
8.250%, 10/01/2023	225,000	256,500
USI, Inc. 6.875%, 05/01/2025 (A)	875,000	870,958
		9,764,725
Health care – 7.9%
Bausch Health Americas, Inc. 8.500%, 01/31/2027 (A)	300,000	329,184
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)	250,000	246,718
5.250%, 01/30/2030 (A)	250,000	247,188
5.500%, 03/01/2023 to 11/01/2025 (A)	1,034,000	1,041,957
5.750%, 08/15/2027 (A)	50,000	53,188
5.875%, 05/15/2023 (A)	138,000	138,518
6.125%, 04/15/2025 (A)	1,265,000	1,290,300
6.500%, 03/15/2022 (A)	175,000	177,188
7.000%, 03/15/2024 to 01/15/2028 (A)	425,000	441,624
7.250%, 05/30/2029 (A)	50,000	55,000
Centene Corp.
5.375%, 08/15/2026 (A)	100,000	105,000
6.125%, 02/15/2024	200,000	206,140
Change Healthcare Holdings LLC 5.750%, 03/01/2025 (A)	2,150,000	2,174,188
Charles River Laboratories International, Inc.
4.250%, 05/01/2028 (A)	75,000	75,473
5.500%, 04/01/2026 (A)	250,000	262,856
Community Health Systems, Inc. 6.625%, 02/15/2025 (A)(B)	800,000	816,000
DaVita, Inc. 5.000%, 05/01/2025	675,000	684,956
Encompass Health Corp.
4.500%, 02/01/2028	125,000	126,413
4.750%, 02/01/2030	150,000	154,845
5.125%, 03/15/2023	245,000	245,613
5.750%, 11/01/2024 to 09/15/2025	65,000	66,841
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Hill-Rom Holdings, Inc.
4.375%, 09/15/2027 (A)	$650,000	$672,815
5.000%, 02/15/2025 (A)	50,000	51,860
Hologic, Inc.
4.375%, 10/15/2025 (A)	1,300,000	1,323,985
4.625%, 02/01/2028 (A)	150,000	155,582
IQVIA, Inc. 5.000%, 10/15/2026 to 05/15/2027 (A)	700,000	723,196
MEDNAX, Inc.
5.250%, 12/01/2023 (A)(B)	175,000	171,281
6.250%, 01/15/2027 (A)	325,000	311,984
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (A)	2,225,000	2,069,740
Ortho-Clinical Diagnostics, Inc. 7.250%, 02/01/2028 (A)	150,000	147,375
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)	400,000	340,040
Select Medical Corp. 6.250%, 08/15/2026 (A)	850,000	906,313
Surgery Center Holdings, Inc. 6.750%, 07/01/2025 (A)(B)	325,000	319,085
Tenet Healthcare Corp.
4.625%, 07/15/2024	775,000	775,016
4.875%, 01/01/2026 (A)	400,000	407,500
5.125%, 11/01/2027 (A)	100,000	103,875
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	500,000	388,750
6.750%, 03/01/2028 (B)	1,500,000	1,591,875
Vizient, Inc. 6.250%, 05/15/2027 (A)	125,000	133,438
		19,532,900
Industrials – 11.0%
ACCO Brands Corp. 5.250%, 12/15/2024 (A)	25,000	25,698
Advanced Disposal Services, Inc. 5.625%, 11/15/2024 (A)	1,925,000	2,007,486
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	750,000	768,750
5.000%, 10/01/2024 (A)	2,625,000	2,654,426
5.875%, 06/01/2029 (A)	350,000	379,313
Cargo Aircraft Management, Inc. 4.750%, 02/01/2028 (A)	400,000	396,500
Covanta Holding Corp.
5.875%, 03/01/2024 to 07/01/2025	1,250,000	1,270,938
6.000%, 01/01/2027	475,000	489,250
Fortress Transportation & Infrastructure Investors LLC 6.500%, 10/01/2025 (A)	1,650,000	1,728,375
Harsco Corp. 5.750%, 07/31/2027 (A)	50,000	49,250
IAA, Inc. 5.500%, 06/15/2027 (A)	2,300,000	2,435,125
KAR Auction Services, Inc. 5.125%, 06/01/2025 (A)(B)	3,425,000	3,518,845
Moog, Inc. 4.250%, 12/15/2027 (A)	150,000	152,625
RBS Global, Inc. 4.875%, 12/15/2025 (A)	1,825,000	1,843,487
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025 (A)	2,650,000	2,737,265
Sensata Technologies BV 5.625%, 11/01/2024 (A)	1,600,000	1,724,400

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (A)	$250,000	$261,450
Signature Aviation US Holdings, Inc.
4.000%, 03/01/2028 (A)	525,000	518,385
5.375%, 05/01/2026 (A)	1,375,000	1,402,988
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (A)	1,250,000	1,355,119
TriMas Corp. 4.875%, 10/15/2025 (A)	1,325,000	1,348,188
		27,067,863
Information technology – 5.5%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (A)	325,000	318,906
Cardtronics, Inc. 5.500%, 05/01/2025 (A)	2,350,000	2,408,750
CDK Global, Inc.
4.875%, 06/01/2027	150,000	154,500
5.000%, 10/15/2024 (B)	600,000	650,520
5.250%, 05/15/2029 (A)	100,000	106,625
5.875%, 06/15/2026	125,000	130,788
CommScope Technologies LLC 6.000%, 06/15/2025 (A)	525,000	493,500
CommScope, Inc. 8.250%, 03/01/2027 (A)	450,000	453,938
Dell International LLC
5.875%, 06/15/2021 (A)	1,207,000	1,214,182
7.125%, 06/15/2024 (A)(B)	2,275,000	2,380,219
Fair Isaac Corp.
4.000%, 06/15/2028 (A)	125,000	128,125
5.250%, 05/15/2026 (A)	725,000	802,938
Gartner, Inc. 5.125%, 04/01/2025 (A)	615,000	635,049
Infor US, Inc. 6.500%, 05/15/2022	355,000	356,061
NCR Corp.
5.000%, 07/15/2022	1,510,000	1,517,550
6.375%, 12/15/2023	750,000	764,528
NortonLifeLock, Inc. 5.000%, 04/15/2025 (A)	125,000	126,895
Qorvo, Inc. 4.375%, 10/15/2029 (A)	200,000	208,000
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)	700,000	736,750
		13,587,824
Materials – 5.3%
Ardagh Packaging Finance PLC
4.125%, 08/15/2026 (A)	600,000	597,751
4.250%, 09/15/2022 (A)	200,000	199,304
Ball Corp.
4.875%, 03/15/2026	250,000	275,000
5.000%, 03/15/2022	175,000	182,865
5.250%, 07/01/2025	75,000	82,937
Berry Global, Inc.
4.875%, 07/15/2026 (A)	350,000	356,020
5.125%, 07/15/2023	250,000	250,123
5.625%, 07/15/2027 (A)(B)	100,000	103,995
6.000%, 10/15/2022	320,000	325,104
Clearwater Paper Corp. 5.375%, 02/01/2025 (A)(B)	275,000	284,625
Crown Americas LLC
4.250%, 09/30/2026	775,000	797,711
4.750%, 02/01/2026	800,000	825,000
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (A)	1,350,000	1,312,902
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Flex Acquisition Company, Inc. (continued)
7.875%, 07/15/2026 (A)(B)	$350,000	$355,250
Kaiser Aluminum Corp. 4.625%, 03/01/2028 (A)	275,000	272,250
Novelis Corp. 5.875%, 09/30/2026 (A)	250,000	258,214
OI European Group BV 4.000%, 03/15/2023 (A)(B)	350,000	353,938
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (A)	175,000	180,250
5.375%, 01/15/2025 (A)(B)	850,000	891,888
5.875%, 08/15/2023 (A)	913,000	965,607
6.375%, 08/15/2025 (A)(B)	800,000	882,000
QVC, Inc. 4.750%, 02/15/2027	125,000	123,002
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (A)	450,000	454,500
Sealed Air Corp. 5.125%, 12/01/2024 (A)	1,165,000	1,249,463
Silgan Holdings, Inc.
4.125%, 02/01/2028 (A)	650,000	651,625
4.750%, 03/15/2025	125,000	126,459
Trivium Packaging Finance BV
5.500%, 08/15/2026 (A)	250,000	259,063
8.500%, 08/15/2027 (A)	150,000	157,695
Valvoline, Inc.
4.250%, 02/15/2030 (A)	125,000	123,281
5.500%, 07/15/2024	250,000	260,375
		13,158,197
Real estate – 3.5%
CoreCivic, Inc.
4.625%, 05/01/2023	300,000	300,660
5.000%, 10/15/2022	800,000	816,400
Iron Mountain, Inc.
4.375%, 06/01/2021 (A)	975,000	971,607
6.000%, 08/15/2023	250,000	254,375
MPT Operating Partnership LP
4.625%, 08/01/2029	275,000	288,923
5.000%, 10/15/2027	725,000	756,545
5.250%, 08/01/2026	800,000	832,284
5.500%, 05/01/2024	715,000	727,513
6.375%, 03/01/2024	60,000	61,875
SBA Communications Corp.
3.875%, 02/15/2027 (A)	300,000	306,090
4.000%, 10/01/2022	525,000	530,786
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	198,492
5.875%, 01/15/2022 to 10/15/2024	1,665,000	1,619,450
6.000%, 04/15/2026	975,000	882,375
		8,547,375
Utilities – 6.7%
AmeriGas Partners LP 5.750%, 05/20/2027	100,000	104,000
NextEra Energy Operating Partners LP
4.250%, 07/15/2024 to 09/15/2024 (A)	825,000	838,493
4.500%, 09/15/2027 (A)(B)	725,000	756,186
NSG Holdings LLC 7.750%, 12/15/2025 (A)	2,371,547	2,632,417
Pattern Energy Group, Inc. 5.875%, 02/01/2024 (A)	3,800,000	3,876,000
Rockpoint Gas Storage Canada, Ltd. 7.000%, 03/31/2023 (A)	987,000	927,780
Southern Star Central Corp. 5.125%, 07/15/2022 (A)	1,900,000	1,925,140

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Suburban Propane Partners LP 5.875%, 03/01/2027	$175,000	$180,250
TerraForm Global Operating LLC 6.125%, 03/01/2026 (A)	950,000	983,250
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	2,250,000	2,286,608
4.750%, 01/15/2030 (A)	325,000	337,594
5.000%, 01/31/2028 (A)	1,525,000	1,641,358
		16,489,076
TOTAL CORPORATE BONDS (Cost $222,221,622)		$220,324,824
CONVERTIBLE BONDS – 0.8%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	575,000	555,167
Energy – 0.6%
Denbury Resources, Inc. 6.375%, 12/31/2024 (A)	531,000	280,130
Whiting Petroleum Corp. 1.250%, 04/01/2020	1,345,000	1,200,413
		1,480,543
TOTAL CONVERTIBLE BONDS (Cost $2,271,010)		$2,035,710
TERM LOANS (D) – 4.1%
Communication services – 1.7%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (1 month LIBOR + 3.250%) 4.853%, 07/23/2021	916,158	883,808
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%) 5.860%, 08/27/2026	3,699,454	3,311,011
		4,194,819
Consumer discretionary – 0.6%
CCM Merger, Inc., New Term Loan B (1 month LIBOR + 2.250%) 3.853%, 08/08/2021	283,045	282,479
Montreign Operating Company LLC, Term Loan B (1 month LIBOR + 8.250%) 9.853%, 01/24/2023	1,419,551	1,240,078
		1,522,557
Consumer staples – 0.1%
Atkins Nutritionals Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.750%) 5.403%, 07/07/2024	145,423	145,060
Energy – 0.4%
EPIC Crude Services LP, Term Loan B (3 month LIBOR + 5.000%) 6.620%, 03/02/2026	600,000	578,400
Ultra Resources, Inc., 1st Lien Term Loan (1 month LIBOR + 4.000%) 5.603%, 04/12/2024	670,678	367,196
		945,596
Financials – 0.9%
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.692%, 04/25/2025	450,000	448,394
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (D) (continued)
Financials (continued)
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%) 5.421%, 11/09/2026	$475,000	$469,457
USI, Inc., 2019 Incremental Term Loan B (1 month LIBOR + 4.000%) 5.945%, 12/02/2026	150,000	149,000
Victory Capital Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 2.500%) 4.155%, 07/01/2026	1,309,045	1,291,046
		2,357,897
Information technology – 0.3%
Emerald TopCo, Inc., Term Loan (1 month LIBOR + 3.500%) 5.103%, 07/24/2026	673,313	671,346
Materials – 0.1%
Clearwater Paper Corp., Term Loan B (1 month LIBOR + 3.250%) 4.938%, 07/26/2026	150,000	148,875
TOTAL TERM LOANS (Cost $10,680,607)		$9,986,150
RIGHTS – 0.1%
Texas Competitive Electric Holdings Company LLC (E)(F)	215,025	215,025
TOTAL RIGHTS (Cost $1,079,996)		$215,025
ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (E)(G)	$13,200,000	19,800
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$19,800
SHORT-TERM INVESTMENTS – 8.8%
Short-term funds – 8.8%
John Hancock Collateral Trust, 1.6968% (H)(I)	1,631,217	16,326,685
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (H)	5,273,559	5,273,559
TOTAL SHORT-TERM INVESTMENTS (Cost $21,596,224)		$21,600,244
Total Investments (U.S. High Yield Bond Fund) (Cost $257,855,936) – 103.4%		$254,181,753
Other assets and liabilities, net – (3.4%)		(8,287,903)
TOTAL NET ASSETS – 100.0%		$245,893,850
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $151,739,410 or 61.7% of the fund's net assets as of 2-29-20.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	Non-income producing - Issuer is in default.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Strike price and/or expiration date not available.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	The rate shown is the annualized seven-day yield as of 2-29-20.

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — February 29, 2020 (unaudited) (showing percentage of total net assets)

The following fund had the following country composition as a percentage of net assets on 2-29-20:
High Yield Fund
United States	74.5%
Canada	6.1%
Cayman Islands	6.0%
United Kingdom	3.7%
France	1.9%
Netherlands	1.6%
United Arab Emirates	1.1%
Other countries	5.1%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.
32

John Hancock Funds II
Statements of assets and liabilities — February 29, 2020 (unaudited)

Assets	Asia Pacific Total Return Bond Fund	Core Bond Fund	High Yield Fund	Opportunistic Fixed Income Fund
Unaffiliated investments, at value	$249,976,892	$3,180,657,141	$230,747,027	$43,157,403
Affiliated investments, at value	—	1,669,238	6,266,896	—
Repurchase agreements, at value	—	—	—	421,000
Total investments, at value	249,976,892	3,182,326,379	237,013,923	43,578,403
Receivable for centrally cleared swaps	—	—	22,301	—
Unrealized appreciation on forward foreign currency contracts	—	—	28,747	—
Receivable for futures variation margin	—	—	37,469	—
Cash	5,550,730	8,619,907	—	819
Foreign currency, at value	1,724,713	—	277,197	—
Collateral held at broker for futures contracts	109,517	—	56,130	—
Collateral segregated at custodian for OTC derivative contracts	—	—	60,000	—
Interest receivable	2,828,978	13,187,250	3,356,555	162,056
Receivable for fund shares sold	—	2,727,875	—	—
Receivable for investments sold	—	73,293,156	2,368,385	—
Receivable for delayed delivery securities sold	—	205,256,373	—	26,893,902
Receivable for securities lending income	—	183	1,273	—
Receivable from affiliates	—	—	—	1,040
Other assets	8,354	40,839	9,403	11,655
Total assets	260,199,184	3,485,451,962	243,231,383	70,647,875
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	25,053	—
Written options, at value	—	—	118,821	—
Payable for futures variation margin	122,305	—	—	—
Due to custodian	—	—	594,289	—
Payable for collateral on sale commitments	—	77,000	—	105,000
Payable for investments purchased	—	75,181,727	4,078,250	—
Payable for delayed delivery securities purchased	—	448,086,651	—	26,826,125
Payable for fund shares repurchased	1,205,028	30,635,312	1,529,091	317,670
Payable upon return of securities loaned	—	1,668,746	6,265,792	—
Payable to affiliates
Accounting and legal services fees	7,066	76,300	5,983	965
Trustees' fees	708	3,109	652	395
Other liabilities and accrued expenses	62,856	138,921	61,337	70,457
Total liabilities	1,397,963	555,867,766	12,679,268	27,320,612
Net assets	$258,801,221	$2,929,584,196	$230,552,115	$43,327,263
Net assets consist of
Paid-in capital	$268,319,309	$2,786,008,723	$335,154,617	$48,865,838
Total distributable earnings (loss)	(9,518,088)	143,575,473	(104,602,502)	(5,538,575)
Net assets	$258,801,221	$2,929,584,196	$230,552,115	$43,327,263
Unaffiliated investments, including repurchase agreements, at cost	$252,340,778	$3,070,229,143	$257,173,921	$42,241,367
Affiliated investments, at cost	—	$1,668,824	$6,265,283	—
Foreign currency, at cost	$1,740,923	—	$287,052	—
Premiums received on written options	—	—	$19,904	—
Collateral held at broker for centrally cleared swaps	—	—	$20,000	—
Securities loaned, at value	—	$1,633,621	$5,972,555	—
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	—	$189,484,618	$230,552,115	$43,327,263
Shares outstanding	—	13,939,638	28,910,492	3,275,430
Net asset value, offering price and redemption price per share	—	$13.59	$7.97	$13.23
Class NAV
Net assets	$258,801,221	$2,740,099,578	—	—
Shares outstanding	26,362,976	201,895,650	—	—
Net asset value, offering price and redemption price per share	$9.82	$13.57	—	—
The accompanying notes are an integral part of the financial statements.
33

John Hancock Funds II
Statements of assets and liabilities — February 29, 2020 (unaudited)

Assets	U.S. High Yield Bond Fund
Unaffiliated investments, at value	$237,855,068
Affiliated investments, at value	16,326,685
Total investments, at value	254,181,753
Cash	2,688
Interest receivable	3,808,564
Receivable for fund shares sold	224,387
Receivable for investments sold	7,489,320
Receivable for securities lending income	10,502
Other assets	6,849
Total assets	265,724,063
Liabilities
Payable for investments purchased	2,423,737
Payable for fund shares repurchased	1,030,226
Payable upon return of securities loaned	16,320,863
Payable to affiliates
Accounting and legal services fees	6,418
Trustees' fees	416
Other liabilities and accrued expenses	48,553
Total liabilities	19,830,213
Net assets	$245,893,850
Net assets consist of
Paid-in capital	$265,933,506
Total distributable earnings (loss)	(20,039,656)
Net assets	$245,893,850
Unaffiliated investments, including repurchase agreements, at cost	$241,533,271
Affiliated investments, at cost	$16,322,665
Securities loaned, at value	$15,975,585
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$70,307,128
Shares outstanding	6,400,334
Net asset value, offering price and redemption price per share	$10.98
Class NAV
Net assets	$175,586,722
Shares outstanding	16,001,805
Net asset value, offering price and redemption price per share	$10.97
The accompanying notes are an integral part of the financial statements.
34

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2020 (unaudited)

Investment income	Asia Pacific Total Return Bond Fund	Core Bond Fund	High Yield Fund	Opportunistic Fixed Income Fund
Interest	$7,096,448	$38,496,435	$7,238,114	$510,616
Dividends	—	—	108,389	—
Securities lending	—	2,258	15,825	—
Less foreign taxes withheld	(283,783)	—	(315)	—
Total investment income	6,812,665	38,498,693	7,362,013	510,616
Expenses
Investment management fees	1,062,505	8,157,403	838,621	147,943
Distribution and service fees	—	43,790	59,902	10,576
Interest expense	—	—	—	37,561
Accounting and legal services fees	26,670	260,376	21,684	3,828
Trustees' fees	2,978	27,103	2,139	269
Custodian fees	69,340	159,611	28,200	45,783
Printing and postage	6,152	6,401	6,401	6,401
Professional fees	41,462	58,812	43,841	55,116
Other	9,363	52,988	9,936	9,976
Total expenses	1,218,470	8,766,484	1,010,724	317,453
Less expense reductions	(11,156)	(108,964)	(9,070)	(90,467)
Net expenses	1,207,314	8,657,520	1,001,654	226,986
Net investment income	5,605,351	29,841,173	6,360,359	283,630
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,432,725	54,856,803	1,597,731	1,214,443
Affiliated investments	—	140	(494)	—
Securities sold short	—	—	—	(14,950)
Futures contracts	(47,225)	—	3,401	15,770
Forward foreign currency contracts	—	—	62,257	(535,501)
Written options	—	—	—	113,156
Swap contracts	—	—	1,155	9,410
	4,385,500	54,856,943	1,664,050	802,328
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	961,767	8,118,593	(2,503,218)	260,878
Affiliated investments	—	384	1,661	—
Securities sold short	—	—	—	(1,163)
Futures contracts	(169,534)	—	36,516	(64,540)
Forward foreign currency contracts	—	—	(5,451)	194,733
Written options	—	—	(98,917)	(22,273)
Swap contracts	—	—	1,295	(107,009)
	792,233	8,118,977	(2,568,114)	260,626
Net realized and unrealized gain (loss)	5,177,733	62,975,920	(904,064)	1,062,954
Increase in net assets from operations	$10,783,084	$92,817,093	$5,456,295	$1,346,584
The accompanying notes are an integral part of the financial statements.
35

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2020 (unaudited)

Investment income	U.S. High Yield Bond Fund
Interest	$7,125,199
Securities lending	59,233
Total investment income	7,184,432
Expenses
Investment management fees	923,113
Distribution and service fees	18,129
Accounting and legal services fees	22,456
Trustees' fees	2,300
Custodian fees	25,614
Printing and postage	6,401
Professional fees	(69,943) [1]
Other	10,160
Total expenses	938,230
Less expense reductions	(9,397)
Net expenses	928,833
Net investment income	6,255,599
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,310,600
Affiliated investments	1,611
2,312,211
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(5,949,737)
Affiliated investments	2,027
(5,947,710)
Net realized and unrealized gain (loss)	(3,635,499)
Increase in net assets from operations	$2,620,100

[1]	During the six months ended February 29, 2020, U.S. High Yield Bond Fund received a reimbursement of legal fees. See Note 14 to the Financial statements. As a result of this reimbursement, the fund reflects negative professional fees in the current reporting period. Professional fees incurred by the fund for the six months ended February 29, 2020 prior to these reimbursements were $37,486.
The accompanying notes are an integral part of the financial statements.
36

John Hancock Funds II
Statements of changes in net assets (unaudited)

	Asia Pacific Total Return Bond Fund		Core Bond Fund		High Yield Fund
Increase (decrease) in net assets	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
From operations
Net investment income	$5,605,351	$12,615,853	$29,841,173	$58,157,740	$6,360,359	$18,833,797
Net realized gain (loss)	4,385,500	(5,799,107)	54,856,943	56,391,733	1,664,050	(3,955,082)
Change in net unrealized appreciation (depreciation)	792,233	14,826,404	8,118,977	119,059,741	(2,568,114)	(2,204,231)
Increase in net assets resulting from operations	10,783,084	21,643,150	92,817,093	233,609,214	5,456,295	12,674,484
Distributions to shareholders
From earnings
Class 1	—	—	(4,093,228)	(4,342,494)	(7,499,538)	(15,929,257)
Class NAV	(11,534,899)	(9,927,876)	(64,043,068)	(52,735,636)	—	(4,816,452) [1]
Total distributions	(11,534,899)	(9,927,876)	(68,136,296)	(57,078,130)	(7,499,538)	(20,745,709)
From fund share transactions
From fund share transactions	(42,154,932)	(61,348,396)	37,162,182	981,800,705	(17,824,790)	(159,645,877)
Total increase (decrease)	(42,906,747)	(49,633,122)	61,842,979	1,158,331,789	(19,868,033)	(167,717,102)
Net assets
Beginning of period	301,707,968	351,341,090	2,867,741,217	1,709,409,428	250,420,148	418,137,250
End of period	$258,801,221	$301,707,968	$2,929,584,196	$2,867,741,217	$230,552,115	$250,420,148

1	Class NAV shares were fully redeemed on 3-28-19.
	Opportunistic Fixed Income Fund		U.S. High Yield Bond Fund
Increase (decrease) in net assets	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
From operations
Net investment income	$283,630	$3,243,762	$6,255,599	$13,484,264
Net realized gain (loss)	802,328	(140,160)	2,312,211	(2,068,507)
Change in net unrealized appreciation (depreciation)	260,626	1,017,544	(5,947,710)	2,038,468
Increase in net assets resulting from operations	1,346,584	4,121,146	2,620,100	13,454,225
Distributions to shareholders
From earnings
Class 1	(1,410,083)	(648,896)	(2,152,284)	(4,094,406)
Class NAV	—	(2,845,170) [2]	(5,227,793)	(10,019,828)
Total distributions	(1,410,083)	(3,494,066)	(7,380,077)	(14,114,234)
From fund share transactions
From fund share transactions	(3,903,642)	(230,201,605)	3,245,702	(23,515,780)
Total increase (decrease)	(3,967,141)	(229,574,525)	(1,514,275)	(24,175,789)
Net assets
Beginning of period	47,294,404	276,868,929	247,408,125	271,583,914
End of period	$43,327,263	$47,294,404	$245,893,850	$247,408,125

2	Class NAV shares were fully redeemed on 4-17-19.
The accompanying notes are an integral part of the financial statements.
37

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Asia Pacific Total Return Bond Fund
Class NAV
02-29-2020 [3]	9.86	0.19	0.15	0.34	(0.38)	—	(0.38)	9.82	3.52 [4]	0.83 [5]	0.82 [5]	3.80 [5]	259	24
08-31-2019	9.49	0.38	0.29	0.67	(0.30)	—	(0.30)	9.86	7.31	0.83	0.82	3.97	302	60
08-31-2018	9.80	0.34	(0.44)	(0.10)	(0.21)	—	(0.21)	9.49	(1.05)	0.80	0.79	3.48	351	70
08-31-2017	9.64	0.32	(0.01)	0.31	(0.15)	—	(0.15)	9.80	3.30	0.80	0.79	3.32	382	53
08-31-2016	8.94	0.32	0.64	0.96	(0.26)	—	(0.26)	9.64	10.96	0.81	0.80	3.44	412	54
08-31-2015	9.63	0.30	(0.74)	(0.44)	(0.25)	—	(0.25)	8.94	(4.65)	0.83	0.82	3.21	422	35
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized.
Core Bond Fund
Class 1
02-29-2020 [3]	13.50	0.13	0.27	0.40	(0.19)	(0.12)	(0.31)	13.59	3.08 [4]	0.66 [5]	0.65 [5]	2.03 [5]	189	171
08-31-2019	12.66	0.33	0.86	1.19	(0.35)	—	(0.35)	13.50	9.59	0.66	0.65	2.60	175	447
08-31-2018	13.15	0.27	(0.48)	(0.21)	(0.28)	—	(0.28)	12.66	(1.58)	0.67	0.66	2.08	161	277
08-31-2017	13.49	0.22	(0.17)	0.05	(0.24)	(0.15)	(0.39)	13.15	0.46	0.67	0.66	1.70	190	363
08-31-2016	13.01	0.21	0.51	0.72	(0.24)	—	(0.24)	13.49	5.59	0.67	0.66	1.59	220	471
08-31-2015	13.08	0.18	(0.03)	0.15	(0.22)	—	(0.22)	13.01	1.14	0.68	0.67	1.39	168	408
Class NAV
02-29-2020 [3]	13.47	0.14	0.27	0.41	(0.19)	(0.12)	(0.31)	13.57	3.18 [4]	0.61 [5]	0.60 [5]	2.08 [5]	2,740	171
08-31-2019	12.64	0.34	0.84	1.18	(0.35)	—	(0.35)	13.47	9.58	0.61	0.60	2.63	2,693	447
08-31-2018	13.13	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	12.64	(1.54)	0.62	0.61	2.14	1,548	277
08-31-2017	13.47	0.23	(0.17)	0.06	(0.25)	(0.15)	(0.40)	13.13	0.51	0.62	0.61	1.77	1,615	363
08-31-2016	12.99	0.22	0.50	0.72	(0.24)	—	(0.24)	13.47	5.65	0.62	0.61	1.64	1,226	471
08-31-2015	13.06	0.19	(0.04)	0.15	(0.22)	—	(0.22)	12.99	1.19	0.63	0.62	1.44	1,044	408
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized.
High Yield Fund
Class 1
02-29-2020 [3]	8.04	0.21	(0.03)	0.18	(0.25)	—	(0.25)	7.97	2.25 [4]	0.84 [5]	0.84 [5]	5.31 [5]	231	33
08-31-2019	8.17	0.46	(0.10)	0.36	(0.49)	—	(0.49)	8.04	4.32	0.82	0.81	5.77	250	51
08-31-2018	8.30	0.47	(0.12)	0.35	(0.48)	—	(0.48)	8.17	4.81	0.79	0.79	5.69	282	60
08-31-2017	8.17	0.49	0.17	0.66	(0.53)	—	(0.53)	8.30	8.31	0.79	0.78	5.89	339	56
08-31-2016	8.33	0.55	(0.14)	0.41	(0.57)	—	(0.57)	8.17	5.60	0.79	0.78	7.10	343	58
08-31-2015	9.63	0.60	(1.23)	(0.63)	(0.67)	—	(0.67)	8.33	(6.78)	0.77	0.76	6.72	384	59
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized.
Opportunistic Fixed Income Fund
Class 1
02-29-2020 [3]	13.27	0.09	0.33	0.42	(0.46)	—	(0.46)	13.23	3.21 [4]	1.50 [5,6]	1.07 [5,6]	1.34 [5]	43	103 [7]
08-31-2019	12.72	0.24	0.48	0.72	(0.17)	—	(0.17)	13.27	5.75	1.20 [6]	1.16 [6]	2.05	47	53
08-31-2018	12.84	0.26	(0.38)	(0.12)	—	—	—	12.72	(0.93)	0.86	0.85	2.04	51	31
08-31-2017	13.09	0.18	(0.08)	0.10	(0.31)	(0.04)	(0.35)	12.84	1.05	0.83	0.82	1.48	59	56
08-31-2016	11.87	0.19	1.03	1.22	— [8]	—	— [8]	13.09	10.30	0.82	0.81	1.55	66	71
08-31-2015	12.64	0.20	(0.97)	(0.77)	—	—	—	11.87	(6.09)	0.83	0.82	1.64	57	61
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes interest expense of 0.18% (annualized) and 0.26% for the six months ended February 29, 2020 and the year ended August 31, 2019, respectively. 7. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 8. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
38

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
U.S. High Yield Bond Fund
Class 1
02-29-2020 [3]	11.20	0.28	(0.17)	0.11	(0.33)	—	(0.33)	10.98	1.07 [4]	0.83 [5,6]	0.82 [5,6]	4.97 [5]	70	41
08-31-2019	11.21	0.58	0.02	0.60	(0.61)	—	(0.61)	11.20	5.58	0.87	0.86	5.25	73	41
08-31-2018	11.41	0.58	(0.19)	0.39	(0.59)	—	(0.59)	11.21	3.52	0.86	0.86	5.14	75	51
08-31-2017	11.15	0.61	0.31	0.92	(0.66)	—	(0.66)	11.41	8.53	0.88	0.87	5.42	84	68
08-31-2016	11.20	0.64	0.02	0.66	(0.71)	—	(0.71)	11.15	6.50	0.85	0.84	6.01	80	59
08-31-2015	12.59	0.66	(0.82)	(0.16)	(0.75)	(0.48)	(1.23)	11.20	(1.29)	0.83	0.82	5.61	87	40
Class NAV
02-29-2020 [3]	11.18	0.28	(0.16)	0.12	(0.33)	—	(0.33)	10.97	1.09 [4]	0.78 [5,6]	0.77 [5,6]	5.02 [5]	176	41
08-31-2019	11.20	0.58	0.01	0.59	(0.61)	—	(0.61)	11.18	5.55	0.82	0.81	5.30	174	41
08-31-2018	11.40	0.59	(0.19)	0.40	(0.60)	—	(0.60)	11.20	3.58	0.81	0.81	5.20	196	51
08-31-2017	11.14	0.62	0.30	0.92	(0.66)	—	(0.66)	11.40	8.59	0.83	0.82	5.52	212	68
08-31-2016	11.19	0.64	0.03	0.67	(0.72)	—	(0.72)	11.14	6.56	0.80	0.80	6.03	281	59
08-31-2015	12.58	0.67	(0.82)	(0.15)	(0.76)	(0.48)	(1.24)	11.19	(1.24)	0.78	0.77	5.65	261	40
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement of legal fees of 0.04%. See Note 14 to the Financial statements.
The accompanying notes are an integral part of the financial statements.
39

John Hancock Funds II
Notes to financial statements (unaudited)

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), five of which are presented in this report.
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Prior to February 28, 2020, Opportunistic Fixed Income Fund was known as Global Bond Fund.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Debt obligations typically are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
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Significant accounting policies, continued

The following is a summary of the values by input classification of the funds' investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Asia Pacific Total Return Bond Fund
Investments in securities:
Assets
Foreign government obligations	$104,113,303	—	$104,113,303	—
Corporate bonds	127,638,087	—	127,638,087	—
Short-term investments	18,225,502	—	18,225,502	—
Total investments in securities	$249,976,892	—	$249,976,892	—
Derivatives:
Liabilities
Futures	$(173,462)	$(173,462)	—	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,680,742,194	—	$1,680,742,194	—
Foreign government obligations	26,257,292	—	26,257,292	—
Corporate bonds	783,513,306	—	783,513,306	—
Municipal bonds	14,390,726	—	14,390,726	—
Collateralized mortgage obligations	295,663,885	—	295,663,885	—
Asset backed securities	279,289,232	—	279,289,232	—
Short-term investments	102,469,744	$102,469,744	—	—
Total investments in securities	$3,182,326,379	$102,469,744	$3,079,856,635	—

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$1,920,808	—	$1,920,808	—
Corporate bonds	189,908,227	—	189,908,227	—
Convertible bonds	2,085,095	—	2,085,095	—
Term loans	18,559,910	—	18,134,210	$425,700
Asset backed securities	10,186,419	—	10,186,419	—
Common stocks	1,761,543	$1,578,255	—	183,288
Preferred securities	1,680,597	1,680,597	—	—
Escrow shares	42,512	—	—	42,512
Escrow certificates	1,134	—	—	1,134
Purchased options	13,122	—	13,122	—
Short-term investments	10,854,556	10,854,556	—	—
Total investments in securities	$237,013,923	$14,113,408	$222,247,881	$652,634
Derivatives:
Assets
Futures	$375,293	$375,293	—	—
Forward foreign currency contracts	28,747	—	$28,747	—
Swap contracts	4,647	—	4,647	—
Liabilities
Futures	(314,294)	(314,294)	—	—
Forward foreign currency contracts	(25,053)	—	(25,053)	—
Written options	(118,821)	—	(118,821)	—

Opportunistic Fixed Income Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$41,874,755	—	$41,874,755	—
Foreign government obligations	1,282,648	—	1,282,648	—
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Significant accounting policies, continued

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Fund (continued)
Short-term investments	$421,000	—	$421,000	—
Total investments in securities	$43,578,403	—	$43,578,403	—

U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$220,324,824	—	$220,324,824	—
Convertible bonds	2,035,710	—	2,035,710	—
Term loans	9,986,150	—	9,986,150	—
Rights	215,025	—	215,025	—
Escrow certificates	19,800	—	—	$19,800
Short-term investments	21,600,244	$21,600,244	—	—
Total investments in securities	$254,181,753	$21,600,244	$232,561,709	$19,800
Repurchase agreements. The funds may enter into repurchase agreements. When the funds enter into a repurchase agreement, they receive collateral that is held in a segregated account by the funds' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
In a reverse repurchase agreement, the funds deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The funds are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. There were no open reverse repurchase agreement contracts at February 29, 2020.
The average borrowings by the fund and the weighted average interest rate for the period ended February 29, 2020 were as follows:
Fund	Average Borrowings	Weighted average annual interest rate
Opportunistic Fixed Income Fund	$5,789,110	(0.47%)
When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
As a result, the funds have received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral on sale commitments:
Fund	Counterparty	Collateral Paid/ (Received)
Core Bond Fund	Citigroup, Inc.	$(77,000)
Opportunistic Fixed Income Fund	Morgan Stanley & Co. LLC.	$(105,000)
Securities sold short. The funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open a fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
In addition, the funds may also sell a security they do not own in anticipation of a decline in the market value of that security (a short sale “not against-the-box”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the
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Significant accounting policies, continued

short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
Until a fund replaces a borrowed security, it will maintain cash or other liquid assets at such a level that will equal the current value of the security sold short; and will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.
Interest or short dividend expense relates to a funds' liability with respect to short sale transactions by the funds. Interest or short dividend expense is recorded as incurred.
Sale-Buybacks. Certain funds may enter into financing transactions referred to as sale-buybacks, which are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a portfolio to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the fund are reflected as a liability on the Statements of Assets and Liabilities. The fund will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the fund would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by the fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in income to the fund. The average borrowings by the fund and the weighted average interest rate for the six months ended February 29, 2020 were as follows:
Fund	Average Borrowing	Weighted average interest rate
Opportunistic Fixed Income Fund	$233,232	(1.89%)
Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The funds' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The funds' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the funds' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the funds and, if the funds' exposure to such investments is substantial, it could impair the funds' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the funds may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At February 29, 2020, High Yield Fund had $128,059 in unfunded loan commitments outstanding.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of
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Significant accounting policies, continued

JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at February 29, 2020:
Fund	Market value of securities on loan	Cash collateral received
Core Bond Fund	$1,633,621	$1,668,746
High Yield Fund	5,972,555	6,265,792
U.S. High Yield Bond Fund	15,975,585	16,320,863
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds, excluding Core Bond Fund and U.S. High Yield Bond Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. Core Bond Fund, U.S. High Yield Bond Fund, and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Fund and U.S. High Yield Bond Fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 29, 2020, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended February 29, 2020 were as follows:
Fund	Commitment fee
Asia Pacific Total Return Bond Fund	$1,372
Core Bond Fund	11,006
High Yield Fund	1,329
Opportunistic Fixed Income Fund	1,085
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Significant accounting policies, continued

Fund	Commitment fee
U.S. High Yield Bond Fund	$3,478
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the funds.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2019:
	No Expiration Date
Fund	Short Term	Long Term
Asia Pacific Total Return Bond Fund	$ 629,592	$11,148,515
High Yield Fund	3,033,788	77,622,985
Opportunistic Fixed Income Fund	1,953,537	5,393,040
U.S. High Yield Bond Fund	13,692	19,242,745
As of August 31, 2019, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 29, 2020, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Asia Pacific Total Return Bond Fund	$258,615,304	$5,733,945	$(14,545,819)	$(8,811,874)
Core Bond Fund	3,074,631,523	109,315,815	(1,620,959)	107,694,856
High Yield Fund	264,253,348	7,416,820	(34,705,726)	(27,288,906)
Opportunistic Fixed Income Fund	42,393,391	1,191,776	(6,764)	1,185,012
U.S. High Yield Bond Fund	258,965,524	5,825,942	(10,609,713)	(4,783,771)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund, High Yield Fund and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions, amortization and accretion on debt securities and straddle loss deferrals.
3.  Derivative instruments
Certain funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
45

Derivative instruments, continued

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the funds for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended February 29, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Asia Pacific Total Return Bond Fund	To manage against anticipated interest rate changes and manage duration.	$33.4 million to $33.8 million
High Yield Fund	To manage duration of the portfolio, to manage against anticipated interest rate changes, gain exposure to treasuries market and maintain diversity of the fund.	$23.6 million to $32.7 million
Opportunistic Fixed Income Fund	To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity of the fund, manage duration and as a substitute for securities purchased. At February 29, 2020, there were no open futures contacts.	Up to $28.5 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the funds thereby reducing the funds' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the funds used forward foreign currency contracts during the six months ended February 29, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity and liquidity of the fund.	$2.5 million to $2.6 million
Opportunistic Fixed Income Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity of the fund. At February 29, 2020, there were no open forward foreign currency contacts.	Up to $63.5 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and
46

Derivative instruments, continued

liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a fund purchases an option, the premium paid is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a fund. An interest rate swaption is an option to enter into an interest rate swap.
The following table details how the funds used purchased options contracts during the six months ended February 29, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
High Yield Fund	To manage duration of the fund, manage against anticipated interest rate change and anticipated changes in securities markets, to gain exposure to bond market and certain securities markets, and maintain diversity in the fund.	$6,000 to $31,000
Opportunistic Fixed Income Fund	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased. At February 29, 2020, there were no open purchased options contacts.	Up to $51,000
The following table details how the funds used written options contracts during the six months ended February 29, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
High Yield Fund	To gain exposure to certain securities markets and as a substitute for securities purchased. At August 31, 2019, there were no open written options contacts.	Up to $119,000
Opportunistic Fixed Income Fund	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased. At February 29, 2020, there were no open written options contacts.	Up to $67,000
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the funds, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the funds is recorded as realized gain or loss, as well as the net periodic payments received or paid by the funds.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The funds may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The funds settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the funds used interest rate swaps contracts during the six months ended February 29, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Opportunistic Fixed Income Fund	To manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased. At February 29, 2020, there were no open interest rate swaps contacts.	Up to $138.1 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the funds used credit default swap contracts as a buyer during the six months ended February 29, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
47

Derivative instruments, continued

Fund	Reason	USD Notional range
High Yield Fund	To manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased.	Up to $744,000
Opportunistic Fixed Income Fund	To manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased. At February 29, 2020, there were no open credit default swaps — buyer contacts.	Up to $7.1 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the funds used credit default swap contracts as a seller during the six months ended February 29, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Opportunistic Fixed Income Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased. At February 29, 2020, there were no open credit default swaps — seller contacts.	Up to $2.9 million
Currency swaps. A currency swap is an agreement between the fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.
The following table details how the funds used currency swap contracts as a seller during the six months ended February 29, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Opportunistic Fixed Income Fund	To manage against anticipated currency exchange rate changes. At February 29, 2020, there were no open currency swaps contacts.	Up to $1.0 million
Total Return Swaps. The funds may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the funds used total return swaps during the six months ended February 29, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Opportunistic Fixed Income Fund	As a substitute for securities purchased. At February 29, 2020, there were no open total return swaps contacts.	Up to $1.0 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at February 29, 2020 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Asia Pacific Total Return Bond Fund	Interest rate	Receivable/payable for futures variation margin	Futures [1]	—	$(173,462)
				—	$(173,462)
48

Derivative instruments, continued

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
High Yield Fund	Interest rate	Receivable/payable for futures variation margin	Futures [1]	$375,293	$(314,294)
	Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	28,747	(25,053)
	Interest rate	Unaffiliated investments, at value[2]	Purchased options	13,122	—
	Interest rate	Written options, at value	Written options	—	(118,821)
	Credit	Swap contracts, at value	Credit default swaps[3]	4,647	—
				$421,809	$(458,168)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.
[2]	Purchased options are included in the Portfolio of investments.
[3]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Asia Pacific Total Return Bond Fund	Interest rate	—	$(47,225)	—	—	—	$(47,225)
	Total	—	$(47,225)	—	—	—	$(47,225)
High Yield Fund	Interest rate	—	$3,401	—	—	—	$3,401
	Currency	—	—	$62,257	—	—	62,257
	Credit	—	—	—	—	$1,155	1,155
	Equity	$(51,822)	—	—	—	—	(51,822)
	Total	$(51,822)	$3,401	$62,257	—	$1,155	$14,991
Opportunistic Fixed Income Fund	Interest rate	$(3,253)	$15,770	—	$89,830	$130,768	$233,115
	Currency	(7,018)	—	$(535,501)	20,729	(41,066)	(562,856)
	Credit	—	—	—	2,597	(80,292)	(77,695)
	Total	$(10,271)	$15,770	$(535,501)	$113,156	$9,410	$(407,436)

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Asia Pacific Total Return Bond Fund	Interest rate	—	$(169,534)	—	—	—	$(169,534)
	Total	—	$(169,534)	—	—	—	$(169,534)
High Yield Fund	Interest rate	$(20,561)	$36,516	—	$(98,917)	—	$(82,962)
	Currency	—	—	$(5,451)	—	—	(5,451)
	Credit	—	—	—	—	$1,295	1,295
	Equity	5,682	—	—	—	—	5,682
	Total	$(14,879)	$36,516	$(5,451)	$(98,917)	$1,295	$(81,436)
49

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Opportunistic Fixed Income Fund	Interest rate	$7,088	$(64,540)	—	$(21,416)	$(148,334)	$(227,202)
	Currency	7,398	—	$194,733	2,510	16,344	220,985
	Credit	—	—	—	(3,367)	24,981	21,614
	Total	$14,486	$(64,540)	$194,733	$(22,273)	$(107,009)	$15,397

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
•  Asia Pacific Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of the next 250 million of average net assets and c) 0.600% of the excess over $500 million of average net assets.
•  Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets.; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.
•  High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.
•  Opportunistic Fixed Income Fund — 0.650% on aggregate net assets. Prior to February 28, 2020, management fee was a) 0.700% of the first $1 billion of aggregate net assets and b) 0.650% of the excess over $1 billion of aggregate net assets.
•  U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.
The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:
Fund	Subadvisor(s)
Asia Pacific Total Return Bond Fund	Manulife Investment Management (US) LLC [1]
Opportunistic Fixed Income Fund	Wellington Management Company LLP[2]
Core Bond Fund U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
High Yield Fund	Western Asset Management Company
1  An affiliate of the Advisor.
2  Effective February 28, 2020, Wellington Management Company LLP replaced Pacific Investment Management Company LLC as subadvisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Fund	Expense limitation as a percentage of average net assets
Asia Pacific Total Return Bond Fund	0.15%
Core Bond Fund	0.15%
Fund	Expense limitation as a percentage of average net assets
High Yield Fund	0.15%
Opportunistic Fixed Income Fund	0.15%

50

Fees and transactions with affiliates, continued

Fund	Expense limitation as a percentage of average net assets
U.S. High Yield Bond Fund	0.15%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Asia Pacific Total Return Bond Fund	—	$11,156	$11,156
Core Bond Fund	$6,633	102,331	108,964
High Yield Fund	9,070	—	9,070
Opportunistic Fixed Income Fund	90,467	—	90,467
U.S. High Yield Bond Fund	2,745	6,652	9,397
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:
Fund	Net Annual Effective Rate
Asia Pacific Total Return Bond Fund	0.71%
Core Bond Fund	0.56%
High Yield Fund	0.69%
Fund	Net Annual Effective Rate
Opportunistic Fixed Income Fund	0.27%
U.S. High Yield Bond Fund	0.74%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:
Class	Rule 12b-1 Fee
Class 1	0.05%
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
6.  Fund share transactions
Transactions in funds' shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
Asia Pacific Total Return Bond Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	366,343	$3,645,723	2,357,811	$22,559,494
Distributions reinvested	1,187,940	11,534,899	1,069,814	9,927,876
Repurchased	(5,789,696)	(57,335,554)	(9,834,752)	(93,835,766)
Net decrease	(4,235,413)	$(42,154,932)	(6,407,127)	$(61,348,396)
Total net decrease	(4,235,413)	$(42,154,932)	(6,407,127)	$(61,348,396)
Core Bond Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,731,047	$23,103,446	2,476,833	$31,829,228
Distributions reinvested	310,372	4,093,228	342,715	4,342,494
Repurchased	(1,033,901)	(13,743,587)	(2,600,640)	(33,029,680)
Net increase	1,007,518	$13,453,087	218,908	$3,142,042
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Fund share transactions, continued

Core Bond Fund (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	13,664,011	$180,811,020	122,829,292	$1,565,914,512
Distributions reinvested	4,864,383	64,043,068	4,144,403	52,735,636
Repurchased	(16,509,913)	(221,144,993)	(49,605,775)	(639,991,485)
Net increase	2,018,481	$23,709,095	77,367,920	$978,658,663
Total net increase	3,025,999	$37,162,182	77,586,828	$981,800,705
High Yield Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,268,518	$10,257,841	1,520,532	$12,191,321
Distributions reinvested	933,029	7,499,538	2,030,292	15,929,257
Repurchased	(4,428,505)	(35,582,169)	(6,940,528)	(54,913,514)
Net decrease	(2,226,958)	$(17,824,790)	(3,389,704)	$(26,792,936)
Class NAV shares[1]
Sold	—	—	61,648	$480,103
Distributions reinvested	—	—	626,974	4,816,452
Repurchased	—	—	(17,556,929)	(138,149,496)
Net decrease	—	—	(16,868,307)	$(132,852,941)
Total net decrease	(2,226,958)	$(17,824,790)	(20,258,011)	$(159,645,877)

[1]	Class NAV shares were fully redeemed on 3/28/19.
Opportunistic Fixed Income Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	366,507	$4,757,938	520,704	$6,606,636
Distributions reinvested	110,682	1,410,083	52,415	648,896
Repurchased	(766,335)	(10,071,663)	(979,631)	(12,432,894)
Net decrease	(289,146)	$(3,903,642)	(406,512)	$(5,177,362)
Class NAV shares[1]
Sold	—	—	48,422	$604,726
Distributions reinvested	—	—	230,192	2,845,170
Repurchased	—	—	(18,087,028)	(228,474,139)
Net decrease	—	—	(17,808,414)	$(225,024,243)
Total net decrease	(289,146)	$(3,903,642)	(18,214,926)	$(230,201,605)

[1]	Class NAV shares were fully redeemed on 4/17/19.
U.S. High Yield Bond Fund	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	637,951	$7,136,885	1,118,013	$12,311,473
Distributions reinvested	193,003	2,152,284	375,923	4,094,406
Repurchased	(963,862)	(10,780,105)	(1,673,286)	(18,424,154)
Net decrease	(132,908)	$(1,490,936)	(179,350)	$(2,018,275)
Class NAV shares
Sold	674,902	$7,543,823	1,009,198	$11,090,690
Distributions reinvested	469,435	5,227,793	920,914	10,019,828
Repurchased	(723,540)	(8,034,978)	(3,875,556)	(42,608,023)
Net increase (decrease)	420,797	$4,736,638	(1,945,444)	$(21,497,505)
Total net increase (decrease)	287,889	$3,245,702	(2,124,794)	$(23,515,780)
Affiliates of the Trust owned 100% of shares of Class 1 and Class NAV, with the exception of Core Bond Fund where affiliates owned 74% of shares of Class NAV on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 29, 2020:
	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Asia Pacific Total Return Bond Fund	$18,395,414	$47,209,454	$37,989,141	$93,381,655
52

Purchase and sale of securities, continued

	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Core Bond Fund	$3,427,547,271	$1,729,705,722	$3,579,767,687	$1,567,631,290
High Yield Fund	—	76,301,240	—	90,310,033
Opportunistic Fixed Income Fund	38,257,671	18,773,053	3,376,626	61,241,472
U.S. High Yield Bond Fund	—	97,932,978	—	104,041,938
8.  Industry or sector risk
Certain funds generally invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.
9.  Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond Fund
John Hancock Collateral Trust*	166,775	$1,019,314	$5,366,145	$(4,716,745)	$140	$384	$2,258	—	$1,669,238
High Yield Fund
John Hancock Collateral Trust*	626,132	$877,204	$18,291,049	$(12,902,524)	$(494)	$1,661	$15,825	—	$6,266,896
U.S. High Yield Bond Fund
John Hancock Collateral Trust*	1,631,217	$12,857,869	$42,999,716	$(39,534,538)	$1,611	$2,027	$59,233	—	$16,326,685
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. The following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Asia Pacific Total Return Bond Fund	100.0%
Core Bond Fund	74.0%
U.S. High Yield Bond Fund	71.4%
11.  Interfund trading
The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2020, the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Fund	Purchases	Sales
Opportunistic Fixed Income Fund	$325,632	$10,489,027
U.S. High Yield Bond Fund	$1,250,547	-
12.  Restricted securities
The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 29, 2020:
53

Restricted securities, continued

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%*	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%*	65,851
New Cotai, Inc., Class B	4-12-13	—	11	—	—	11	0.0%	—
								$66,603
*	Less than 0.05%.
13.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
14.  Other matters
In or around May 2015, certain John Hancock Funds, including U.S. High Yield Bond Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”). The litigation has now been settled resulting in no payments by the fund. As part of the settlement, the fund received payment of $107,429 representing reimbursement of approximately 73% of the legal fees incurred.
15.  Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment.
54

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of the trust’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The trust’s Form N-PORT filings are available electronically on the SEC website (sec.gov).

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

55

Management of the trust

Trustees

Officers

* Member of the Audit Committee
† Non-Independent Trustee

Investment advisor

John Hancock Investment Management LLC
Boston, Massachusetts

Principal distributor

John Hancock Investment Management Distributors LLC

Custodians

Citibank, N.A.
State Street Bank and Trust Company

Legal counsel

K&L Gates LLP

John Hancock Investment Management

200 Berkeley Street
Boston MA 02116-5010

A company of Manulife Investment Management

JHF2BSA 2/20
4/20

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Insert 6A-1

Fund’s investments
AS OF 2-29-20 (unaudited)
	Shares	Value
Common stocks 96.9%		$228,309,740
(Cost $205,400,356)
Australia 0.0%		46,243
MMG, Ltd. (A)	220,000	46,243
Belgium 0.0%		34,624
Titan Cement International SA (A)	2,468	34,624
Brazil 6.0%		14,110,642
AES Tiete Energia SA	18,846	64,100
AES Tiete Energia SA	83	68
Alliar Medicos A Frente SA	3,900	16,439
Alupar Investimento SA	12,050	75,988
Ambev SA	8,500	27,637
Ambev SA, ADR	137,104	440,104
Arezzo Industria e Comercio SA	4,191	56,325
Atacadao SA	12,800	59,221
B3 SA - Brasil Bolsa Balcao	30,078	322,848
Banco Bradesco SA	37,802	230,689
Banco BTG Pactual SA	3,188	48,163
Banco do Brasil SA	15,437	161,761
Banco Santander Brasil SA	7,500	66,851
BB Seguridade Participacoes SA	24,029	171,141
BR Malls Participacoes SA	41,304	150,922
BR Properties SA (A)	8,524	26,266
BrasilAgro - Co Brasileira de Propriedades Agricolas	4,216	17,441
Braskem SA, ADR	5,886	71,221
BRF SA (A)	18,790	113,616
Camil Alimentos SA	11,340	21,453
CCR SA	63,269	231,039
Centrais Eletricas Brasileiras SA	5,600	43,241
Cia Brasileira de Distribuicao	10,117	185,513
Cia de Locacao das Americas	23,748	112,370
Cia de Saneamento Basico do Estado de Sao Paulo	15,692	206,155
Cia de Saneamento de Minas Gerais-COPASA	4,135	55,766
Cia de Saneamento do Parana	6,940	155,967
Cia de Saneamento do Parana	1,000	4,633
Cia Energetica de Minas Gerais	7,404	24,620
Cia Hering	4,235	21,346
Cia Paranaense de Energia	1,600	28,061
Cia Siderurgica Nacional SA	77,620	194,054
Cielo SA	36,815	56,393
Cogna Educacao	79,561	179,514
Construtora Tenda SA	3,166	24,829
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	1

	Shares	Value
Brazil (continued)
Cosan Logistica SA (A)	10,845	$43,992
Cosan SA	7,044	115,255
CSU Cardsystem SA	6,521	17,834
CVC Brasil Operadora e Agencia de Viagens SA	10,802	62,152
Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,455	76,411
Cyrela Commercial Properties SA Empreendimentos e Participacoes (A)	2,100	11,848
Dimed SA Distribuidora da Medicamentos	300	53,668
Direcional Engenharia SA	7,825	26,265
Duratex SA	18,441	71,712
EcoRodovias Infraestrutura e Logistica SA (A)	14,116	49,811
EDP - Energias do Brasil SA	16,667	76,144
Embraer SA (A)	46,700	177,113
Enauta Participacoes SA	7,100	21,100
Energisa SA	14,568	175,914
Eneva SA (A)	7,600	72,654
Engie Brasil Energia SA	6,293	66,886
Equatorial Energia SA	54,785	302,108
Even Construtora e Incorporadora SA (A)	7,057	22,630
Ez Tec Empreendimentos e Participacoes SA	4,711	48,986
Fleury SA	13,465	89,608
Gafisa SA (A)	7,901	12,156
Grendene SA	9,503	20,613
Guararapes Confeccoes SA	5,552	34,142
Helbor Empreendimentos SA (A)	31,832	24,202
Hypera SA	8,932	68,509
Instituto Hermes Pardini SA	4,000	25,716
International Meal Company Alimentacao SA	15,000	26,163
Iochpe Maxion SA	14,621	63,560
IRB Brasil Resseguros SA	19,926	148,156
Itau Unibanco Holding SA	13,251	84,776
JBS SA	65,822	334,122
JHSF Participacoes SA	17,839	27,964
JSL SA	4,600	28,514
Klabin SA	34,118	146,866
Light SA	9,244	44,836
Localiza Rent a Car SA	22,644	250,853
LOG Commercial Properties e Participacoes SA	4,489	27,685
Lojas Americanas SA	4,826	24,260
Lojas Renner SA	35,856	427,363
M Dias Branco SA	2,200	20,170
Magazine Luiza SA	22,910	258,819
Mahle-Metal Leve SA	3,156	19,020
Marisa Lojas SA (A)	6,873	21,088
2	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Mills Estruturas e Servicos de Engenharia SA (A)	15,517	$29,737
Movida Participacoes SA	6,397	25,749
MRV Engenharia e Participacoes SA	13,204	57,547
Natura & Company Holding SA	20,670	210,356
Notre Dame Intermedica Participacoes SA	9,420	133,193
Odontoprev SA	27,009	99,595
Omega Geracao SA (A)	3,124	27,070
Petrobras Distribuidora SA	15,245	88,977
Petroleo Brasileiro SA	271,519	1,648,458
Porto Seguro SA	7,284	99,327
Portobello SA	11,800	13,457
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	1,556	2,004
Qualicorp Consultoria e Corretora de Seguros SA	32,757	250,884
Raia Drogasil SA	11,976	321,099
Restoque Comercio e Confeccoes de Roupas SA	9,075	30,805
Rumo SA (A)	49,929	235,806
Sao Carlos Empreendimentos e Participacoes SA	2,200	22,827
Sao Martinho SA	17,485	103,575
Ser Educacional SA (B)	3,448	19,893
SLC Agricola SA	4,752	21,433
Smiles Fidelidade SA	6,000	43,981
Springs Global Participacoes SA (A)	59	155
Sul America SA	16,479	199,212
Suzano SA	17,626	150,329
T4F Entretenimento SA	3,900	3,680
Tecnisa SA (A)	42,403	14,223
Tegma Gestao Logistica SA	2,700	21,253
TIM Participacoes SA	40,000	144,279
Transmissora Alianca de Energia Eletrica SA	18,411	123,470
Trisul SA	7,593	24,518
Tupy SA	4,722	23,114
Ultrapar Participacoes SA	16,386	69,913
Unipar Carbocloro SA	1,400	9,508
Usinas Siderurgicas de Minas Gerais SA	14,444	28,650
Vale SA	205,653	2,037,721
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,438	24,417
Vulcabras Azaleia SA (A)	965	1,705
WEG SA	9,682	93,423
Wiz Solucoes e Corretagem de Seguros SA	9,413	29,679
YDUQS Part	20,530	238,221
Canada 0.0%		68,752
Atlas Corp.	6,486	68,752
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Chile 0.9%		$2,114,991
AES Gener SA	251,124	37,131
Aguas Andinas SA, Class A	134,923	46,355
Banco de Chile	146,860	12,973
Banco de Chile, ADR	1,901	34,351
Banco de Credito e Inversiones SA	1,196	44,527
Banco Santander Chile	1,585,820	70,963
Besalco SA	49,676	20,151
CAP SA	5,024	28,670
Cementos BIO BIO SA	2,795	2,650
Cencosud SA	65,404	77,306
Cia Cervecerias Unidas SA	4,993	37,662
Cia Sud Americana de Vapores SA (A)	690,005	20,494
Colbun SA	184,862	23,328
Cristalerias de Chile SA	40,829	243,159
Empresa Nacional de Telecomunicaciones SA (A)	15,781	84,107
Empresas CMPC SA	21,806	44,489
Empresas COPEC SA	6,380	49,861
Empresas Hites SA	55,395	8,363
Enel Americas SA	2,196,149	371,101
Enel Chile SA, ADR	18,382	80,697
Engie Energia Chile SA	23,657	30,817
Forus SA	5,056	6,142
Grupo Security SA	128,502	25,723
Inversiones Aguas Metropolitanas SA	29,967	26,187
Inversiones La Construccion SA	2,123	15,981
Itau CorpBanca	5,398,734	19,758
Latam Airlines Group SA	6,596	44,284
Latam Airlines Group SA, ADR	5,099	34,673
Masisa SA (A)	722,331	22,064
Molibdenos y Metales SA	7,542	67,683
Multiexport Foods SA	85,351	32,940
Parque Arauco SA	32,773	67,844
PAZ Corp. SA	60,171	43,741
Ripley Corp. SA	79,393	31,361
SACI Falabella	16,183	54,182
Salfacorp SA	20,240	9,579
Sigdo Koppers SA	64,066	69,402
SMU SA	80,372	12,217
Sociedad Matriz SAAM SA	638,979	44,051
Socovesa SA	306,550	71,281
SONDA SA	29,383	21,246
Vina Concha y Toro SA	15,327	25,497
4	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China 21.5%		$50,556,429
21Vianet Group, Inc., ADR (A)	1,999	29,945
361 Degrees International, Ltd.	46,000	8,382
3SBio, Inc. (A)(B)	77,000	81,835
51job, Inc., ADR (A)	755	56,451
58.com, Inc., ADR (A)	3,440	189,785
AAC Technologies Holdings, Inc. (C)	48,500	323,840
Acorn International, Inc., ADR	300	3,858
Agile Group Holdings, Ltd.	101,250	144,763
Agricultural Bank of China, Ltd., H Shares	975,000	395,642
Air China, Ltd., H Shares	78,000	64,443
Alibaba Group Holding, Ltd., ADR (A)	13,313	2,769,104
Aluminum Corp. of China, Ltd., H Shares (A)	162,000	43,920
Angang Steel Company, Ltd., H Shares	102,200	34,741
Anhui Conch Cement Company, Ltd., H Shares	74,000	554,200
Anhui Expressway Company, Ltd., H Shares	20,000	11,299
ANTA Sports Products, Ltd.	33,000	269,302
Anton Oilfield Services Group (C)	144,000	13,980
Aowei Holdings, Ltd. (A)	10,063,000	1,947,682
Asia Cement China Holdings Corp.	36,500	49,310
AviChina Industry & Technology Company, Ltd., H Shares	124,000	54,754
BAIC Motor Corp., Ltd., H Shares (B)	151,000	75,114
Baidu, Inc., ADR (A)	4,963	595,461
BAIOO Family Interactive, Ltd. (B)	206,000	30,594
Bank of China, Ltd., H Shares	1,860,075	743,360
Bank of Chongqing Company, Ltd., H Shares	37,000	20,255
Bank of Communications Company, Ltd., H Shares	217,858	141,758
Bank of Zhengzhou Company, Ltd., H Shares (B)	60,000	19,708
Baoye Group Company, Ltd., H Shares (A)	46,000	25,734
Baozun, Inc., ADR (A)(C)	2,429	77,048
BBI Life Sciences Corp. (A)	51,000	21,970
BBMG Corp., H Shares	115,500	33,054
Beijing Capital International Airport Company, Ltd., H Shares	116,415	91,668
Beijing Capital Land, Ltd., H Shares	127,000	34,755
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	8,053
Beijing North Star Company, Ltd., H Shares	40,000	11,167
Best Pacific International Holdings, Ltd.	84,000	20,558
Billion Industrial Holdings, Ltd.	12,000	8,411
Bitauto Holdings, Ltd., ADR (A)	2,485	37,027
BYD Company, Ltd., H Shares (C)	30,500	189,883
BYD Electronic International Company, Ltd. (C)	51,983	100,488
CAR, Inc. (A)	42,000	26,393
Cayman Engley Industrial Company, Ltd.	4,589	11,700
Central China Real Estate, Ltd.	54,538	32,680
Central China Securities Company, Ltd., H Shares	53,000	10,687
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
CGN Power Company, Ltd., H Shares (B)	293,000	$72,068
Changshouhua Food Company, Ltd.	71,000	24,083
Changyou.com, Ltd., ADR (C)	979	10,534
Chaowei Power Holdings, Ltd.	70,000	22,295
Cheetah Mobile, Inc., ADR	1,459	4,246
China Animal Healthcare, Ltd. (A)(D)	182,000	233
China Aoyuan Group, Ltd.	94,000	138,870
China BlueChemical, Ltd., H Shares	101,000	19,348
China Cinda Asset Management Company, Ltd., H Shares	384,000	81,429
China CITIC Bank Corp., Ltd., H Shares	277,962	145,629
China Coal Energy Company, Ltd., H Shares	89,000	28,994
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,568
China Communications Construction Company, Ltd., H Shares	152,202	114,938
China Communications Services Corp., Ltd., H Shares	131,200	103,088
China Conch Venture Holdings, Ltd.	55,500	271,527
China Construction Bank Corp., H Shares	2,656,000	2,183,847
China Datang Corp. Renewable Power Company, Ltd., H Shares	175,000	14,254
China Dili Group (A)(C)	120,400	22,220
China Distance Education Holdings, Ltd., ADR (A)	302	2,265
China Dongxiang Group Company, Ltd.	152,000	15,285
China Eastern Airlines Corp., Ltd. (A)(C)	1,460	31,273
China Eastern Airlines Corp., Ltd., H Shares (A)	36,000	15,863
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	9,044
China Energy Engineering Corp., Ltd., H Shares	354,000	39,769
China Everbright Bank Company, Ltd., H Shares	96,000	38,789
China Evergrande Group (C)	81,566	186,868
China Financial Services Holdings, Ltd.	94,000	3,876
China Galaxy Securities Company, Ltd., H Shares	114,500	64,789
China Greenland Broad Greenstate Group Company, Ltd. (A)	44,000	2,488
China Hanking Holdings, Ltd.	54,000	15,187
China Harmony New Energy Auto Holding, Ltd.	65,500	32,750
China Hongqiao Group, Ltd.	176,000	96,252
China Huarong Asset Management Company, Ltd., H Shares (B)	403,000	55,666
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	26,491
China Index Holdings, Ltd., ADR (A)	2,348	4,931
China International Capital Corp., Ltd., H Shares (B)	42,800	80,798
China International Marine Containers Group Company, Ltd., H Shares	23,520	21,759
China Lesso Group Holdings, Ltd.	81,000	123,632
China Life Insurance Company, Ltd., H Shares	128,000	309,301
China Lilang, Ltd.	25,000	16,342
China Logistics Property Holdings Company, Ltd. (A)(B)	73,000	28,167
China Longyuan Power Group Corp., Ltd., H Shares	145,000	76,190
China Machinery Engineering Corp., H Shares	92,000	34,275
6	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China Maple Leaf Educational Systems, Ltd.	56,000	$19,842
China Medical System Holdings, Ltd.	94,800	119,876
China Meidong Auto Holdings, Ltd.	42,000	63,058
China Merchants Bank Company, Ltd., H Shares	177,961	856,153
China Merchants Securities Company, Ltd., H Shares (B)	7,800	9,536
China Minsheng Banking Corp., Ltd., H Shares	213,840	146,342
China Modern Dairy Holdings, Ltd. (A)	167,000	20,327
China Molybdenum Company, Ltd., H Shares	159,000	60,762
China National Building Material Company, Ltd., H Shares	284,600	338,255
China Oilfield Services, Ltd., H Shares	102,000	133,310
China Oriental Group Company, Ltd.	84,000	29,041
China Pacific Insurance Group Company, Ltd., H Shares	120,400	403,899
China Petroleum & Chemical Corp., H Shares	1,484,000	768,055
China Railway Construction Corp., Ltd., H Shares	96,335	111,454
China Railway Group, Ltd., H Shares	169,000	97,087
China Railway Signal & Communication Corp., Ltd., H Shares (B)	76,000	39,665
China Reinsurance Group Corp., H Shares	156,000	21,440
China Resources Medical Holdings Company, Ltd.	33,500	17,560
China Resources Pharmaceutical Group, Ltd. (B)	48,500	42,780
China Sanjiang Fine Chemicals Company, Ltd.	72,000	13,967
China SCE Group Holdings, Ltd.	177,000	98,014
China Shenhua Energy Company, Ltd., H Shares	186,500	327,921
China Shineway Pharmaceutical Group, Ltd.	17,000	14,898
China Southern Airlines Company, Ltd., H Shares (C)	136,000	73,194
China Suntien Green Energy Corp., Ltd., H Shares	88,000	21,776
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	2,868
China Telecom Corp., Ltd., ADR	1,069	40,483
China Telecom Corp., Ltd., H Shares	300,000	113,402
China Tian Lun Gas Holdings, Ltd.	14,422	11,891
China Tianrui Group Cement Company, Ltd. (A)	25,000	22,014
China Vanke Company, Ltd., H Shares	78,500	307,414
China XLX Fertiliser, Ltd.	50,000	15,476
China Yuhua Education Corp., Ltd. (B)	48,000	37,706
China Yurun Food Group, Ltd. (A)(C)	32,000	2,949
China ZhengTong Auto Services Holdings, Ltd.	72,500	20,516
China Zhongwang Holdings, Ltd. (C)	173,400	58,737
Chinasoft International, Ltd. (A)(C)	108,000	67,888
Chlitina Holding, Ltd.	4,000	24,168
Chongqing Rural Commercial Bank Company, Ltd., H Shares	152,000	69,453
CIFI Holdings Group Company, Ltd.	169,488	133,253
CITIC Securities Company, Ltd., H Shares	58,000	127,579
CNOOC, Ltd.	911,000	1,267,303
CNOOC, Ltd., ADR	1,416	195,875
Cogobuy Group (A)(B)	44,000	6,132
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
Colour Life Services Group Company, Ltd. (A)	39,000	$21,064
Consun Pharmaceutical Group, Ltd.	29,000	14,345
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	22,767
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	84,000	33,466
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	103,500	35,061
Country Garden Holdings Company, Ltd.	427,987	581,445
Country Garden Services Holdings Company, Ltd.	49,642	198,105
CPMC Holdings, Ltd.	27,000	10,431
CRRC Corp., Ltd., H Shares	78,000	50,799
CSC Financial Company, Ltd., H Shares (B)	13,500	12,231
CSPC Pharmaceutical Group, Ltd.	156,000	363,645
CT Environmental Group, Ltd. (A)(D)	154,000	6,045
Dali Foods Group Company, Ltd. (B)	117,000	77,799
Datang International Power Generation Company, Ltd., H Shares	132,000	20,923
Differ Group Holding Company, Ltd. (A)	316,000	18,485
Dongfang Electric Corp., Ltd., H Shares	18,600	10,448
Dongfeng Motor Group Company, Ltd., H Shares	122,000	97,910
Dongjiang Environmental Company, Ltd., H Shares	27,600	22,496
Dongyue Group, Ltd.	111,000	58,730
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	11,220
E-Commodities Holdings, Ltd.	300,000	11,660
EEKA Fashion Holdings, Ltd.	51,000	51,403
ENN Energy Holdings, Ltd.	25,000	282,010
Everbright Securities Company, Ltd., H Shares (B)	9,800	7,296
Fang Holdings, Ltd., ADR (A)(C)	2,348	5,119
Fanhua, Inc., ADR (C)	1,300	26,390
Fantasia Holdings Group Company, Ltd. (A)	192,000	37,536
Flat Glass Group Company, Ltd., H Shares	46,000	39,657
Fosun International, Ltd.	79,193	103,102
Fu Shou Yuan International Group, Ltd.	70,000	60,407
Fufeng Group, Ltd. (A)	88,000	34,472
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,804
Fuyao Glass Industry Group Company, Ltd., H Shares (B)(C)	30,800	89,262
GDS Holdings, Ltd., ADR (A)(C)	1,617	93,737
Genertec Universal Medical Group Company, Ltd. (B)(C)	53,000	37,143
GF Securities Company, Ltd., H Shares	38,400	46,823
Golden Eagle Retail Group, Ltd.	50,000	48,976
GOME Retail Holdings, Ltd. (A)(C)	746,000	77,785
Grand Baoxin Auto Group, Ltd. (A)	48,950	8,149
Great Wall Motor Company, Ltd., H Shares	105,500	78,053
Greatview Aseptic Packaging Company, Ltd.	54,000	21,217
Greenland Hong Kong Holdings, Ltd.	76,250	30,214
Greentown China Holdings, Ltd.	54,000	72,249
8	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Greentown Service Group Company, Ltd.	56,000	$71,084
Guangshen Railway Company, Ltd., ADR	7,224	91,095
Guangzhou Automobile Group Company, Ltd., H Shares (C)	68,000	77,155
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	37,282
Guangzhou R&F Properties Company, Ltd., H Shares	96,199	151,674
Guorui Properties, Ltd.	53,000	9,486
Guotai Junan Securities Company, Ltd., H Shares (B)	11,400	19,393
Haichang Ocean Park Holdings, Ltd. (A)(B)	86,000	8,402
Hailiang Education Group, Inc., ADR (A)	667	38,879
Hainan Meilan International Airport Company, Ltd., H Shares (A)	12,000	10,141
Haitian International Holdings, Ltd.	42,000	83,734
Haitong Securities Company, Ltd., H Shares	84,400	93,043
Harbin Bank Company, Ltd., H Shares (A)(B)	190,000	35,313
Harbin Electric Company, Ltd., H Shares (A)	44,000	11,993
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	10,364
HC Group, Inc. (A)(C)	53,500	14,628
Hengan International Group Company, Ltd.	44,000	331,654
Hilong Holding, Ltd.	99,000	9,057
Hiroca Holdings, Ltd.	7,000	13,168
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	18,956
Honghua Group, Ltd. (A)	191,000	10,330
Honworld Group, Ltd. (B)	20,500	7,193
Hopefluent Group Holdings, Ltd.	16,000	2,993
HOSA International, Ltd. (A)(D)	86,000	2,080
Hua Hong Semiconductor, Ltd. (B)(C)	26,000	58,177
Huadian Fuxin Energy Corp., Ltd., H Shares	112,000	19,159
Huadian Power International Corp., Ltd., H Shares	84,000	25,463
Huaneng Power International, Inc., H Shares	160,000	65,142
Huatai Securities Company, Ltd., H Shares (B)(C)	39,200	69,330
Huazhu Group, Ltd., ADR	5,055	170,606
Huishang Bank Corp., Ltd., H Shares	40,200	14,896
Industrial & Commercial Bank of China, Ltd., H Shares	2,239,000	1,542,447
Inner Mongolia Yitai Coal Company, Ltd., H Shares	473,000	332,258
JD.com, Inc., ADR (A)	8,566	329,877
Jiangsu Expressway Company, Ltd., H Shares	58,000	67,554
Jiangxi Copper Company, Ltd., H Shares	50,000	59,634
Jingrui Holdings, Ltd.	40,000	12,831
JinkoSolar Holding Company, Ltd., ADR (A)(C)	2,760	63,038
JNBY Design, Ltd.	18,500	20,179
JOYY, Inc., ADR (A)	1,940	104,702
Jumei International Holding, Ltd., ADR (A)	629	12,184
Kaisa Group Holdings, Ltd. (A)	184,000	83,764
Kasen International Holdings, Ltd. (A)	50,000	9,418
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Kinetic Mines and Energy, Ltd.	156,000	$7,735
KWG Group Holdings, Ltd. (A)	116,012	174,196
Legend Holdings Corp., H Shares (B)	9,000	15,587
Lenovo Group, Ltd.	522,000	328,510
LexinFintech Holdings, Ltd., ADR (A)(C)	3,302	38,435
Li Ning Company, Ltd.	67,000	180,486
Lifetech Scientific Corp. (A)	134,000	26,435
Link Motion, Inc., ADR (A)(D)	6,959	964
Logan Property Holdings Company, Ltd.	100,000	174,675
Longfor Group Holdings, Ltd. (B)	85,000	402,025
Lonking Holdings, Ltd.	157,000	44,400
Luye Pharma Group, Ltd. (B)(C)	77,000	47,847
Metallurgical Corp. of China, Ltd., H Shares	93,000	18,213
Minth Group, Ltd.	46,000	163,982
Modern Land China Company, Ltd.	116,000	15,726
Momo, Inc., ADR	8,201	230,612
NetEase, Inc., ADR	2,263	721,241
New Century Healthcare Holding Company, Ltd. (A)(B)	31,500	6,216
New China Life Insurance Company, Ltd., H Shares	34,100	133,301
New Oriental Education & Technology Group, Inc., ADR (A)	3,479	444,929
Noah Holdings, Ltd., ADR (A)(C)	409	11,607
NVC International Holdings, Ltd.	168,000	5,203
On-Bright Electronics, Inc.	4,160	30,142
O-Net Technologies Group, Ltd.	20,000	10,968
Orient Securities Company, Ltd., H Shares (B)	29,200	17,230
Pacific Online, Ltd.	50,000	10,296
PetroChina Company, Ltd., H Shares	1,192,000	465,647
PICC Property & Casualty Company, Ltd., H Shares	192,894	203,981
Ping An Insurance Group Company of China, Ltd., H Shares	255,000	2,905,061
Postal Savings Bank of China Company, Ltd., H Shares (B)	225,000	143,547
Powerlong Real Estate Holdings, Ltd.	92,000	58,542
Q Technology Group Company, Ltd. (A)	17,000	24,768
Qingdao Port International Company, Ltd., H Shares (B)	40,000	26,231
Qingling Motors Company, Ltd., H Shares	34,000	7,447
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)	36,100	11,681
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (B)	13,880	10,281
Redco Properties Group, Ltd. (B)	96,000	44,424
Ronshine China Holdings, Ltd. (A)	30,000	33,837
Sany Heavy Equipment International Holdings Company, Ltd.	39,000	23,553
Seazen Group, Ltd. (A)	148,000	155,554
Secoo Holding, Ltd., ADR (A)	313	1,722
Semiconductor Manufacturing International Corp. (A)(C)	104,500	206,530
Shandong Chenming Paper Holdings, Ltd., H Shares	19,376	7,930
10	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	96,000	$125,268
Shanghai Electric Group Company, Ltd., H Shares	92,000	26,231
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	19,000	54,485
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	16,409
Shanghai Haohai Biological Technology Company, Ltd., H Shares (B)	1,900	9,818
Shanghai Jin Jiang Capital Company, Ltd., H Shares	134,000	23,515
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	28,900	53,380
Shanghai Prime Machinery Company, Ltd., H Shares	60,000	5,675
Shenguan Holdings Group, Ltd. (A)	214,000	8,126
Shenzhen Expressway Company, Ltd., H Shares	42,000	51,141
Shenzhou International Group Holdings, Ltd.	25,200	318,926
Shui On Land, Ltd.	313,067	62,721
Sichuan Expressway Company, Ltd., H Shares	64,000	17,297
Sihuan Pharmaceutical Holdings Group, Ltd. (C)	288,000	34,735
Silergy Corp.	2,000	66,406
SINA Corp. (A)	3,144	102,966
Sino-Ocean Group Holding, Ltd.	242,181	89,259
Sinopec Engineering Group Company, Ltd., H Shares	82,500	41,070
Sinopec Oilfield Service Corp., H Shares (A)	174,000	16,292
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	124,000	32,149
Sinopharm Group Company, Ltd., H Shares	46,800	147,026
Sinosoft Technology Group, Ltd.	103,000	21,942
Sinotrans, Ltd., H Shares	114,574	32,936
Sinotruk Hong Kong, Ltd.	43,055	83,698
Skyfame Realty Holdings, Ltd.	338,000	44,337
SOHO China, Ltd.	136,500	49,915
Sohu.com, Ltd., ADR (A)(C)	975	9,292
Springland International Holdings, Ltd.	70,000	20,654
Sun King Power Electronics Group	54,000	9,176
Sunac China Holdings, Ltd.	159,000	890,644
Sunny Optical Technology Group Company, Ltd.	20,600	334,697
TAL Education Group, ADR (A)	2,021	109,922
Tencent Holdings, Ltd.	158,700	8,046,837
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,471
The People's Insurance Company Group of China, Ltd., H Shares	196,000	70,480
Tian Ge Interactive Holdings, Ltd. (A)(B)	32,000	7,165
Tian Shan Development Holding, Ltd.	32,000	12,507
Tiangong International Company, Ltd.	50,000	17,839
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	5,147
Tianneng Power International, Ltd.	48,700	36,310
Tingyi Cayman Islands Holding Corp.	138,000	253,384
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
China (continued)
Tong Ren Tang Technologies Company, Ltd., H Shares	44,000	$40,811
TravelSky Technology, Ltd., H Shares	56,500	111,859
Trigiant Group, Ltd.	82,000	21,073
Trip.com Group, Ltd., ADR (A)	10,253	311,281
Tsaker Chemical Group, Ltd. (B)	22,500	4,960
Tsingtao Brewery Company, Ltd., H Shares	22,000	116,210
Tuniu Corp., ADR (A)	1,300	2,080
Uni-President China Holdings, Ltd.	78,600	81,640
Vipshop Holdings, Ltd., ADR (A)	28,374	364,038
Want Want China Holdings, Ltd.	290,000	227,627
Weibo Corp., ADR (A)(C)	2,978	125,493
Weichai Power Company, Ltd., H Shares	116,600	233,942
West China Cement, Ltd.	162,000	26,653
Wisdom Education International Holdings Company, Ltd. (C)	38,000	14,722
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(B)(C)	26,500	27,280
Xiamen International Port Company, Ltd., H Shares	88,662	10,227
Xingda International Holdings, Ltd.	40,000	11,995
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	15,655
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	33,298	33,593
Xinyi Solar Holdings, Ltd.	185,600	149,294
Xinyuan Real Estate Company, Ltd., ADR	4,413	12,754
Xtep International Holdings, Ltd.	68,949	28,296
Xunlei, Ltd., ADR (A)(C)	3,300	14,355
Yadea Group Holdings, Ltd. (B)	82,000	22,426
Yanzhou Coal Mining Company, Ltd., H Shares	136,000	104,510
Yashili International Holdings, Ltd.	114,000	8,733
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (B)	5,600	34,674
Yida China Holdings, Ltd. (A)	28,000	7,844
Yihai International Holding, Ltd. (A)	21,000	142,230
Yiren Digital, Ltd., ADR (A)(C)	1,046	4,351
Youyuan International Holdings, Ltd. (A)(D)	26,000	867
Yum China Holdings, Inc.	16,131	706,376
Yuzhou Properties Company, Ltd.	142,508	71,240
Zhejiang Expressway Company, Ltd., H Shares	68,000	51,811
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	8,031
Zhong An Group, Ltd. (A)	314,400	8,939
Zhongsheng Group Holdings, Ltd.	43,500	167,502
Zhou Hei Ya International Holdings Company, Ltd. (B)(C)	37,500	20,080
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	31,900	113,298
Zijin Mining Group Company, Ltd., H Shares	311,384	140,523
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	50,285
12	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
ZTE Corp., H Shares (A)	24,600	$104,624
ZTO Express Cayman, Inc., ADR	10,331	242,365
Colombia 0.4%		837,219
Banco de Bogota SA	5,904	144,345
Bancolombia SA	4,563	50,567
Bolsa de Valores de Colombia	6,297	18,537
Celsia SA ESP	85,502	109,331
Cementos Argos SA	29,845	44,947
CEMEX Latam Holdings SA (A)	25,752	26,197
Corp. Financiera Colombiana SA (A)	12,127	110,960
Ecopetrol SA	127,985	112,922
Empresa de Telecomunicaciones de Bogota (A)	50,637	3,540
Grupo Argos SA	8,087	34,469
Grupo de Inversiones Suramericana SA	6,239	54,072
Grupo Energia Bogota SA ESP	37,258	25,515
Grupo Nutresa SA	4,184	27,844
Interconexion Electrica SA ESP	13,996	73,973
Czech Republic 0.1%		355,050
CEZ AS	3,442	65,978
Komercni banka AS	2,295	71,124
Moneta Money Bank AS (B)	49,057	163,591
O2 Czech Republic AS	3,507	32,374
Philip Morris CR AS	36	21,983
Egypt 0.1%		226,344
Commercial International Bank Egypt SAE, GDR	46,543	226,344
Greece 0.3%		629,682
Aegean Airlines SA	2,916	20,571
Alpha Bank AE (A)	17,901	26,134
Athens Water Supply & Sewage Company SA	2,393	16,974
Bank of Greece	1,576	24,688
Ellaktor SA (A)	5,945	8,114
FF Group (A)(D)	6,657	11,023
Fourlis Holdings SA (A)	4,382	24,128
GEK Terna Holding Real Estate Construction SA (A)	8,220	55,269
Hellenic Exchanges - Athens Stock Exchange SA	1,960	7,808
Hellenic Petroleum SA	1,686	11,801
Hellenic Telecommunications Organization SA	7,889	112,241
Holding Company ADMIE IPTO SA	8,138	19,503
JUMBO SA	3,666	57,915
LAMDA Development SA (A)	4,393	34,494
Marfin Investment Group Holdings SA (A)	119,450	11,004
Motor Oil Hellas Corinth Refineries SA	2,868	47,360
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
Greece (continued)
Mytilineos SA	4,640	$35,318
National Bank of Greece SA (A)	2,934	6,671
Piraeus Bank SA (A)	12,603	28,397
Piraeus Port Authority SA	904	16,410
Public Power Corp. SA (A)	8,232	27,236
Terna Energy SA (A)	3,187	26,623
Hong Kong 5.6%		13,144,220
Ajisen China Holdings, Ltd.	58,000	14,842
Alibaba Health Information Technology, Ltd. (A)	32,000	62,418
Alibaba Pictures Group, Ltd. (A)	250,000	34,114
AMVIG Holdings, Ltd.	117,333	27,768
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)(D)	144,000	5,542
Ausnutria Dairy Corp., Ltd. (A)	37,000	60,483
AVIC International Holding HK, Ltd.	186,799	3,709
Beijing Enterprises Clean Energy Group, Ltd. (A)	1,342,857	9,258
Beijing Enterprises Holdings, Ltd.	21,430	91,223
Beijing Enterprises Water Group, Ltd. (A)	242,000	113,977
Beijing Properties Holdings, Ltd. (A)	834,000	20,035
Bosideng International Holdings, Ltd.	186,000	54,897
Brilliance China Automotive Holdings, Ltd. (C)	168,000	145,416
C C Land Holdings, Ltd.	240,540	55,720
CA Cultural Technology Group, Ltd.	17,000	4,598
Canvest Environmental Protection Group Company, Ltd. (C)	36,000	17,430
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd.	186,000	28,759
China Agri-Industries Holdings, Ltd.	165,600	91,110
China Aircraft Leasing Group Holdings, Ltd.	15,000	14,624
China Chengtong Development Group, Ltd. (A)	158,000	4,492
China Everbright Greentech, Ltd. (B)	22,000	10,752
China Everbright International, Ltd.	196,111	132,759
China Everbright, Ltd.	55,000	93,560
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	15,072
China Foods, Ltd.	58,000	21,742
China Gas Holdings, Ltd.	62,600	232,606
China Grand Pharmaceutical and Healthcare Holdings, Ltd.	64,000	40,930
China High Precision Automation Group, Ltd. (A)(D)	74,000	8,829
China High Speed Transmission Equipment Group Company, Ltd.	25,000	16,023
China Jinmao Holdings Group, Ltd.	206,000	153,658
China Lumena New Materials Corp. (A)(C)(D)	1,272,000	0
China Mengniu Dairy Company, Ltd. (A)	87,000	317,958
China Merchants Land, Ltd. (A)	86,000	12,988
China Merchants Port Holdings Company, Ltd.	54,496	80,987
14	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	$0
China Minsheng Financial Holding Corp., Ltd. (A)	360,000	4,352
China Mobile, Ltd., ADR (C)	61,686	2,456,337
China New Town Development Company, Ltd.	1,070,332	18,004
China Oceanwide Holdings, Ltd. (A)	240,000	7,037
China Oil & Gas Group, Ltd. (A)	337,040	12,079
China Overseas Grand Oceans Group, Ltd.	113,000	78,992
China Overseas Land & Investment, Ltd.	232,000	794,517
China Overseas Property Holdings, Ltd. (C)	100,667	82,875
China Power International Development, Ltd.	278,666	52,339
China Properties Group, Ltd. (A)	19,000	1,735
China Resources Beer Holdings Company, Ltd.	47,981	226,429
China Resources Cement Holdings, Ltd.	173,518	222,942
China Resources Gas Group, Ltd.	42,000	211,678
China Resources Land, Ltd.	144,444	685,878
China Resources Power Holdings Company, Ltd.	70,882	85,170
China South City Holdings, Ltd.	344,000	38,179
China State Construction International Holdings, Ltd.	103,600	85,174
China Taiping Insurance Holdings Company, Ltd.	70,110	146,627
China Traditional Chinese Medicine Holdings Company, Ltd.	142,000	75,682
China Travel International Investment Hong Kong, Ltd.	146,000	23,326
China Unicom Hong Kong, Ltd., ADR (C)	72,323	580,030
China Vast Industrial Urban Development Company, Ltd. (B)	47,000	18,395
China Water Affairs Group, Ltd. (C)	62,000	49,797
China Water Industry Group, Ltd. (A)	40,000	2,012
CIMC Enric Holdings, Ltd.	60,000	31,707
CITIC Resources Holdings, Ltd.	310,000	17,013
CITIC, Ltd.	231,923	261,844
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	13,870
Clear Media, Ltd.	21,000	12,751
Concord New Energy Group, Ltd.	440,000	19,378
COSCO SHIPPING International Hong Kong Company, Ltd.	82,000	24,278
COSCO SHIPPING Ports, Ltd.	88,291	59,325
CP Pokphand Company, Ltd.	458,000	39,028
CWT International, Ltd. (A)(D)	790,000	679
Dawnrays Pharmaceutical Holdings, Ltd.	123,000	20,877
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	62,000	31,481
Essex Bio-technology, Ltd.	23,000	16,215
Far East Horizon, Ltd.	105,000	93,115
Fullshare Holdings, Ltd. (A)	110,000	1,800
GCL New Energy Holdings, Ltd. (A)	440,000	8,024
GCL-Poly Energy Holdings, Ltd. (A)	1,301,000	62,972
Geely Automobile Holdings, Ltd.	309,000	564,463
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
Hong Kong (continued)
Gemdale Properties & Investment Corp., Ltd.	288,000	$51,897
Glorious Property Holdings, Ltd. (A)	516,000	11,187
Goldlion Holdings, Ltd.	122,000	32,025
Guangdong Investment, Ltd.	94,000	178,513
Haier Electronics Group Company, Ltd.	80,000	233,282
Health & Happiness H&H International Holdings, Ltd.	13,000	56,727
Hi Sun Technology China, Ltd. (A)	105,000	14,795
HKC Holdings, Ltd.	12,016	9,648
Hopson Development Holdings, Ltd.	40,000	36,569
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,415,910	38,508
Huanxi Media Group, Ltd. (A)	120,000	24,133
IMAX China Holding, Inc. (B)	15,700	29,563
Inspur International, Ltd.	28,000	11,572
Jiayuan International Group, Ltd.	37,748	15,004
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	16,000	6,931
Joy City Property, Ltd.	316,000	30,510
Ju Teng International Holdings, Ltd.	121,722	27,204
K Wah International Holdings, Ltd.	33,990	16,554
Kingboard Holdings, Ltd.	48,148	129,037
Kingboard Laminates Holdings, Ltd.	66,000	67,491
Kunlun Energy Company, Ltd.	252,000	178,273
Lai Fung Holdings, Ltd.	31,237	37,815
Lee & Man Chemical Company, Ltd.	14,000	6,478
Lee & Man Paper Manufacturing, Ltd.	87,000	69,274
Lee's Pharmaceutical Holdings, Ltd.	38,500	19,689
Lifestyle China Group, Ltd. (A)	9,000	2,354
LVGEM China Real Estate Investment Company, Ltd.	32,000	9,603
Mingfa Group International Company, Ltd. (A)(D)	995,000	84,438
Minmetals Land, Ltd.	126,000	20,813
Nan Hai Corp., Ltd.	1,900,000	20,501
NetDragon Websoft Holdings, Ltd.	14,000	39,222
New World Department Store China, Ltd. (A)	145,000	23,688
Nine Dragons Paper Holdings, Ltd.	136,000	163,374
Panda Green Energy Group, Ltd. (A)(C)	146,000	4,092
PAX Global Technology, Ltd.	72,000	36,022
Phoenix Media Investment Holdings, Ltd.	76,000	4,715
Poly Property Group Company, Ltd.	153,000	58,217
Pou Sheng International Holdings, Ltd.	144,000	37,104
REXLot Holdings, Ltd. (A)(D)	2,065,304	5,008
Road King Infrastructure, Ltd.	13,000	22,436
Shanghai Industrial Holdings, Ltd.	34,041	60,593
Shanghai Industrial Urban Development Group, Ltd.	108,541	12,295
Shenzhen International Holdings, Ltd.	64,538	124,811
16	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Shenzhen Investment, Ltd.	197,175	$66,644
Shimao Property Holdings, Ltd.	55,500	203,424
Shougang Concord International Enterprises Company, Ltd.	778,000	33,987
Shougang Fushan Resources Group, Ltd.	194,000	37,717
Silver Grant International Holdings Group, Ltd. (A)	72,334	10,543
Sino Biopharmaceutical, Ltd.	310,500	460,202
Sinofert Holdings, Ltd. (A)	118,000	11,921
Sinolink Worldwide Holdings, Ltd. (A)	320,000	16,533
Sinopec Kantons Holdings, Ltd.	102,000	41,514
Skyworth Group, Ltd. (C)	158,000	40,385
SMI Holdings Group, Ltd. (A)(C)(D)	228,889	14,682
SRE Group, Ltd. (A)	908,000	5,711
SSY Group, Ltd.	118,733	101,089
Sun Art Retail Group, Ltd.	144,500	186,757
TCL Electronics Holdings, Ltd.	39,600	22,352
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,845
Texhong Textile Group, Ltd. (C)	19,000	20,112
Tian An China Investment Company, Ltd.	202,000	81,100
Tianjin Port Development Holdings, Ltd.	154,000	13,803
Tibet Water Resources, Ltd. (A)(C)	149,000	8,608
Time Watch Investments, Ltd.	62,000	6,463
Tongda Group Holdings, Ltd.	270,000	26,403
Truly International Holdings, Ltd. (A)	101,000	13,927
United Energy Group, Ltd.	846,000	158,082
Vinda International Holdings, Ltd.	24,000	61,965
Wasion Holdings, Ltd.	32,000	13,101
Yuexiu Property Company, Ltd.	627,516	129,947
Yuexiu Transport Infrastructure, Ltd.	36,000	28,069
Zhongyu Gas Holdings, Ltd.	20,006	17,243
Zhuguang Holdings Group Company, Ltd. (A)	60,000	8,441
Hungary 0.3%		699,535
Magyar Telekom Telecommunications PLC	35,337	46,052
MOL Hungarian Oil & Gas PLC	41,027	317,990
OTP Bank Nyrt	5,525	242,510
Richter Gedeon NYRT	4,565	92,983
India 12.0%		28,268,154
3M India, Ltd. (A)	61	17,447
5Paisa Capital, Ltd. (A)	11,326	24,944
Aarti Industries, Ltd.	2,428	33,123
ABB India, Ltd.	936	15,466
ABB Power Products & Systems India, Ltd. (A)(D)	187	1,916
Abbott India, Ltd.	478	104,346
ACC, Ltd.	2,457	45,311
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
India (continued)
Adani Enterprises, Ltd.	10,171	$31,032
Adani Gas, Ltd.	33,738	63,740
Adani Green Energy, Ltd. (A)	16,948	36,845
Adani Ports & Special Economic Zone, Ltd.	28,640	138,030
Adani Power, Ltd. (A)	35,840	23,837
Adani Transmission, Ltd. (A)	42,123	146,855
Aditya Birla Capital, Ltd. (A)	27,085	29,453
Aditya Birla Fashion and Retail, Ltd. (A)	7,683	27,013
Aegis Logistics, Ltd.	4,413	13,914
Agro Tech Foods, Ltd.	1,095	9,818
AIA Engineering, Ltd.	1,625	40,612
Ajanta Pharma, Ltd.	2,166	41,626
Akzo Nobel India, Ltd.	1,340	44,245
Alembic Pharmaceuticals, Ltd.	4,801	42,244
Alkyl Amines Chemicals	1,212	26,604
Allahabad Bank (A)	67,566	10,672
Amara Raja Batteries, Ltd.	1,107	9,887
Ambuja Cements, Ltd.	17,762	51,581
Andhra Bank (A)	20,905	3,851
APL Apollo Tubes, Ltd.	842	22,543
Apollo Hospitals Enterprise, Ltd.	2,918	70,883
Apollo Tyres, Ltd.	19,720	39,277
Arti Surfactants, Ltd. (A)(D)	243	715
Arvind Fashions, Ltd. (A)	7,149	34,488
Arvind, Ltd.	13,022	6,819
Asahi India Glass, Ltd.	13,159	45,564
Ashok Leyland, Ltd.	88,960	87,377
Ashoka Buildcon, Ltd. (A)	9,141	11,659
Asian Paints, Ltd.	8,491	213,833
Astra Microwave Products, Ltd.	3,253	3,981
Astral Poly Technik, Ltd.	1,843	29,478
Atul, Ltd.	603	43,411
Aurobindo Pharma, Ltd.	18,355	128,658
Automotive Axles, Ltd.	923	8,942
Avanti Feeds, Ltd.	3,600	23,459
Avenue Supermarts, Ltd. (A)(B)	6,840	223,706
Axis Bank, Ltd.	37,615	368,367
Bajaj Auto, Ltd.	2,739	110,191
Bajaj Consumer Care, Ltd. (A)	5,535	14,661
Bajaj Electricals, Ltd.	1,698	9,630
Bajaj Finance, Ltd.	3,895	245,378
Bajaj Finserv, Ltd.	1,367	174,131
Bajaj Hindusthan Sugar, Ltd. (A)	14,500	1,031
Bajaj Holdings & Investment, Ltd.	2,189	103,231
18	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Balkrishna Industries, Ltd.	6,050	$92,403
Balrampur Chini Mills, Ltd.	11,268	22,723
Bandhan Bank, Ltd. (B)	4,533	24,158
Bank of Baroda (A)	25,551	27,626
Bank of Maharashtra (A)	75,955	10,948
BASF India, Ltd.	543	7,914
Bata India, Ltd.	1,019	23,708
Bayer CropScience, Ltd.	196	12,107
Berger Paints India, Ltd.	10,302	81,690
Bhansali Engineering Polymers, Ltd.	13,362	7,737
Bharat Electronics, Ltd.	33,210	34,353
Bharat Forge, Ltd.	14,723	89,658
Bharat Heavy Electricals, Ltd.	58,913	25,101
Bharat Petroleum Corp., Ltd.	21,375	125,669
Bharti Airtel, Ltd. (A)	60,578	440,268
Bharti Infratel, Ltd.	9,404	28,309
Biocon, Ltd.	9,991	40,415
Birla Corp., Ltd.	1,911	18,341
Birlasoft, Ltd.	12,247	14,970
Bliss Gvs Pharma, Ltd.	6,312	8,729
Blue Dart Express, Ltd.	848	32,920
Blue Star, Ltd.	2,873	32,172
Bombay Dyeing & Manufacturing Company, Ltd.	7,879	7,681
Borosil Renewables, Ltd.	3,051	7,836
Bosch, Ltd.	389	65,702
Brigade Enterprises, Ltd.	7,041	22,523
Britannia Industries, Ltd.	1,201	49,520
BSE, Ltd.	1,351	8,519
Cadila Healthcare, Ltd.	7,082	25,543
Can Fin Homes, Ltd.	3,284	22,958
Canara Bank (A)	13,338	26,649
Capacit'e Infraprojects, Ltd.	2,705	6,053
Caplin Point Laboratories, Ltd.	5,016	21,104
Carborundum Universal, Ltd.	5,595	25,357
Care Ratings, Ltd.	2,031	13,574
Castrol India, Ltd.	11,199	22,510
CCL Products India, Ltd.	8,455	27,915
Ceat, Ltd.	1,368	19,491
Central Depository Services India, Ltd.	1,657	6,122
Century Plyboards India, Ltd.	7,851	17,143
Century Textiles & Industries, Ltd.	1,858	13,108
Cera Sanitaryware, Ltd.	845	28,868
CESC, Ltd.	3,387	30,311
CG Power and Industrial Solutions, Ltd. (A)	38,640	3,848
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
India (continued)
Chambal Fertilizers & Chemicals, Ltd.	11,943	$23,330
Chennai Petroleum Corp., Ltd. (A)	3,148	4,454
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,459
Cholamandalam Financial Holdings, Ltd.	6,543	46,042
Cholamandalam Investment and Finance Company, Ltd.	17,243	73,814
Cipla, Ltd.	16,085	90,798
City Union Bank, Ltd.	16,091	47,921
Coal India, Ltd.	37,238	87,235
Colgate-Palmolive India, Ltd.	2,924	52,277
Container Corp. of India, Ltd.	8,172	58,100
Coromandel International, Ltd.	5,759	49,104
Corp. Bank (A)	67,269	15,789
Cox & Kings, Ltd. (A)	12,150	134
CRISIL, Ltd.	2,497	52,692
Crompton Greaves Consumer Electricals, Ltd.	38,063	146,361
Cummins India, Ltd.	3,376	23,842
Cyient, Ltd.	7,633	45,255
Dabur India, Ltd.	15,302	105,200
DB Corp., Ltd.	10,044	15,344
DCB Bank, Ltd.	11,434	26,154
DCM Shriram, Ltd.	3,338	15,493
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	3,598
Deepak Nitrite, Ltd.	2,523	16,193
Delta Corp., Ltd.	8,433	15,801
Dhampur Sugar Mills, Ltd.	2,251	5,034
Dilip Buildcon, Ltd. (B)	2,723	11,417
Dish TV India, Ltd. (A)	46,324	5,400
Dishman Carbogen Amcis, Ltd.	1,354	1,464
Divi's Laboratories, Ltd.	3,279	96,609
DLF, Ltd.	13,190	37,392
Dr. Lal PathLabs, Ltd. (B)	1,089	24,871
Dr. Reddy's Laboratories, Ltd.	4,595	186,354
Dynamatic Technologies, Ltd. (A)	876	10,398
eClerx Services, Ltd.	2,550	19,432
Edelweiss Financial Services, Ltd.	26,662	32,913
Eicher Motors, Ltd.	548	127,759
EID Parry India, Ltd.	6,483	17,284
EIH, Ltd.	9,617	17,636
Elgi Equipments, Ltd.	15,157	46,233
Emami, Ltd.	9,857	35,245
Endurance Technologies, Ltd. (B)	4,141	55,760
Engineers India, Ltd.	8,807	8,621
Entertainment Network India, Ltd.	1,131	3,094
Eris Lifesciences, Ltd. (A)(B)	3,927	23,910
20	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Escorts, Ltd.	3,193	$34,849
Essel Propack, Ltd.	2,501	5,957
Excel Industries, Ltd.	557	5,287
Exide Industries, Ltd.	11,933	27,233
Federal Bank, Ltd.	101,872	122,327
Finolex Cables, Ltd.	7,048	31,748
Finolex Industries, Ltd.	4,543	34,427
Firstsource Solutions, Ltd.	20,707	11,641
Fortis Healthcare, Ltd. (A)	29,932	63,406
Future Lifestyle Fashions, Ltd.	2,234	10,690
Future Retail, Ltd. (A)	4,980	21,362
Gabriel India, Ltd.	9,247	12,362
GAIL India, Ltd.	66,880	96,331
Garware Technical Fibres, Ltd.	570	12,364
GE T&D India, Ltd.	7,991	13,453
GHCL, Ltd.	5,141	12,316
GIC Housing Finance, Ltd.	1,826	2,445
Gillette India, Ltd.	722	58,483
GlaxoSmithKline Consumer Healthcare, Ltd.	409	53,743
GlaxoSmithKline Pharmaceuticals, Ltd.	911	16,572
Glenmark Pharmaceuticals, Ltd.	9,568	36,965
GMR Infrastructure, Ltd. (A)	121,737	34,299
Godfrey Phillips India, Ltd.	824	13,072
Godrej Agrovet, Ltd. (B)	1,286	8,319
Godrej Consumer Products, Ltd.	9,235	72,829
Godrej Industries, Ltd.	3,907	21,250
Godrej Properties, Ltd. (A)	1,212	17,242
Granules India, Ltd.	10,612	23,757
Graphite India, Ltd.	3,367	10,555
Grasim Industries, Ltd.	9,194	88,279
Greaves Cotton, Ltd. (A)	6,447	11,692
Greenpanel Industries, Ltd. (A)	10,228	6,994
Greenply Industries, Ltd.	10,228	18,411
Grindwell Norton, Ltd.	4,815	38,260
Gujarat Alkalies & Chemicals, Ltd.	2,634	12,528
Gujarat Ambuja Exports, Ltd.	4,928	11,027
Gujarat Fluorochemicals, Ltd. (A)	2,756	19,443
Gujarat Gas, Ltd.	10,223	39,351
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,833	8,316
Gujarat Pipavav Port, Ltd.	28,730	28,610
Gujarat State Fertilizers & Chemicals, Ltd.	20,632	17,541
Gujarat State Petronet, Ltd.	14,293	44,378
Gulf Oil Lubricants India, Ltd.	1,642	17,780
Hatsun Agro Product, Ltd.	3,134	29,998
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
India (continued)
Hatsun Agro Product, Ltd., Partly Paid Shares (D)	160	$980
Havells India, Ltd.	7,034	60,001
HCL Technologies, Ltd.	50,992	382,545
HDFC Bank, Ltd.	133,573	2,194,591
HDFC Life Insurance Company, Ltd. (B)	10,142	76,989
HEG, Ltd.	690	8,509
HeidelbergCement India, Ltd.	5,347	15,106
Hemisphere Properties India, Ltd. (A)(D)	2,825	6,529
Heritage Foods, Ltd.	1,223	6,158
Hero MotoCorp, Ltd.	3,996	113,867
Hexaware Technologies, Ltd.	8,718	43,543
HFCL, Ltd.	51,247	10,221
Hikal, Ltd.	4,873	9,025
HIL, Ltd.	253	3,716
Himadri Speciality Chemical, Ltd.	8,292	5,706
Himatsingka Seide, Ltd.	6,490	8,843
Hindalco Industries, Ltd.	54,965	119,746
Hinduja Global Solutions, Ltd.	3,258	37,244
Hindustan Oil Exploration Company, Ltd. (A)	2,006	2,107
Hindustan Petroleum Corp., Ltd.	26,715	73,462
Hindustan Unilever, Ltd.	19,832	601,213
Honeywell Automation India, Ltd.	125	57,446
Housing Development Finance Corp., Ltd.	23,476	715,671
Huhtamaki PPL, Ltd.	7,301	27,064
ICICI Bank, Ltd.	58,534	407,803
ICICI Bank, Ltd., ADR	5,317	73,747
ICICI Lombard General Insurance Company, Ltd. (B)	4,220	73,140
ICICI Prudential Life Insurance Company, Ltd. (B)	4,445	29,143
IDFC First Bank, Ltd. (A)	117,777	60,668
IDFC, Ltd.	60,709	27,126
IFB Industries, Ltd. (A)	1,789	12,016
IFCI, Ltd. (A)	60,997	4,552
IIFL Finance, Ltd. (A)	25,419	58,662
IIFL Securities, Ltd.	72,539	50,886
IIFL Wealth Management, Ltd.	10,362	210,608
India Glycols, Ltd.	1,050	5,003
Indiabulls Housing Finance, Ltd.	23,318	92,470
Indiabulls Real Estate, Ltd. (A)	24,645	26,096
Indiabulls Ventures, Ltd., Partly Paid Shares	5,473	5,302
Indian Bank (A)	5,399	5,593
Indian Oil Corp., Ltd.	75,896	112,335
Indraprastha Gas, Ltd.	8,878	54,749
IndusInd Bank, Ltd.	4,916	75,818
Infibeam Avenues, Ltd.	1,962	1,543
22	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Info Edge India, Ltd.	626	$23,010
Infosys, Ltd.	132,686	1,346,706
Inox Leisure, Ltd.	4,238	25,613
Insecticides India, Ltd.	990	6,155
Intellect Design Arena, Ltd. (A)	4,460	7,193
InterGlobe Aviation, Ltd. (B)	2,710	49,381
Ipca Laboratories, Ltd.	2,728	51,920
IRB Infrastructure Developers, Ltd. (A)	7,984	9,367
ITC, Ltd.	102,862	281,564
J Kumar Infraprojects, Ltd.	4,863	8,576
Jain Irrigation Systems, Ltd. (A)	19,825	1,498
Jaiprakash Associates, Ltd. (A)	100,214	2,631
Jaiprakash Power Ventures, Ltd. (A)	246,265	4,291
Jamna Auto Industries, Ltd.	8,736	4,253
JB Chemicals & Pharmaceuticals, Ltd.	3,043	22,856
Jindal Saw, Ltd.	11,500	12,123
Jindal Stainless Hisar, Ltd. (A)	8,000	7,600
Jindal Stainless, Ltd. (A)	16,249	8,911
Jindal Steel & Power, Ltd. (A)	30,545	66,055
JK Cement, Ltd.	1,769	34,057
JK Lakshmi Cement, Ltd.	4,546	19,627
JK Paper, Ltd.	7,345	11,886
JK Tyre & Industries, Ltd.	5,594	4,896
JM Financial, Ltd.	20,631	30,781
Johnson Controls-Hitachi Air Conditioning India, Ltd.	608	24,073
JSW Energy, Ltd.	33,800	26,446
JSW Steel, Ltd.	74,874	246,025
Jubilant Foodworks, Ltd.	3,066	75,741
Jubilant Life Sciences, Ltd.	7,891	55,902
Just Dial, Ltd. (A)	1,510	9,816
Jyothy Laboratories, Ltd.	3,881	6,691
Kajaria Ceramics, Ltd.	4,103	30,389
Kalpataru Power Transmission, Ltd.	4,585	21,476
Kalyani Steels, Ltd.	3,418	9,813
Kansai Nerolac Paints, Ltd.	3,086	21,593
Kaveri Seed Company, Ltd.	2,285	13,346
KEC International, Ltd.	5,101	22,010
KEI Industries, Ltd.	4,692	32,022
Kirloskar Brothers, Ltd.	3,765	7,554
Kirloskar Oil Engines, Ltd.	5,185	9,141
KNR Constructions, Ltd.	5,450	20,324
Kolte-Patil Developers, Ltd.	2,398	7,134
Kotak Mahindra Bank, Ltd.	12,507	282,976
KPIT Technologies, Ltd.	68,007	76,183
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
India (continued)
KPR Mill, Ltd.	3,888	$31,654
KRBL, Ltd.	3,905	13,674
L&T Finance Holdings, Ltd.	24,332	34,306
LA Opala RG, Ltd.	2,816	8,507
Lakshmi Machine Works, Ltd.	116	5,233
Larsen & Toubro Infotech, Ltd. (B)	2,658	70,647
Larsen & Toubro, Ltd.	13,164	219,223
Laurus Labs, Ltd. (B)	4,538	25,937
LG Balakrishnan & Bros, Ltd.	2,528	8,845
LIC Housing Finance, Ltd.	21,165	94,486
Linde India, Ltd.	3,823	34,661
LT Foods, Ltd.	10,845	3,602
Lupin, Ltd.	13,719	122,250
LUX Industries, Ltd.	400	7,803
Magma Fincorp, Ltd.	17,569	11,213
Mahanagar Gas, Ltd.	2,409	33,417
Mahindra & Mahindra Financial Services, Ltd.	20,916	103,179
Mahindra & Mahindra, Ltd.	28,331	180,772
Mahindra CIE Automotive, Ltd. (A)	10,554	19,634
Mahindra Holidays & Resorts India, Ltd. (A)	6,255	18,435
Mahindra Lifespace Developers, Ltd.	1,108	5,506
Majesco, Ltd.	1,421	7,272
Manappuram Finance, Ltd.	29,162	67,041
Mangalore Refinery & Petrochemicals, Ltd.	16,715	8,842
Marico, Ltd.	13,995	58,336
Marksans Pharma, Ltd.	20,609	4,915
Maruti Suzuki India, Ltd.	3,284	287,617
Mastek, Ltd.	812	4,699
Mayur Uniquoters, Ltd.	4,014	14,170
Meghmani Organics, Ltd.	8,623	6,260
Minda Industries, Ltd.	5,101	26,052
Mindtree, Ltd.	1,858	25,238
MM Forgings, Ltd.	1,399	7,557
MOIL, Ltd.	5,355	9,046
Morepen Laboratories, Ltd. (A)	26,894	4,569
Motherson Sumi Systems, Ltd.	60,455	89,223
Motilal Oswal Financial Services, Ltd.	2,377	24,766
Mphasis, Ltd.	5,533	68,473
MRF, Ltd.	78	71,723
Multi Commodity Exchange of India, Ltd.	573	10,225
Muthoot Capital Services, Ltd. (A)	931	6,568
Muthoot Finance, Ltd.	7,879	97,286
Narayana Hrudayalaya, Ltd.	5,281	24,389
Natco Pharma, Ltd.	6,282	52,943
24	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
National Aluminium Company, Ltd.	30,687	$14,289
Nava Bharat Ventures, Ltd.	16,853	15,240
Navin Fluorine International, Ltd.	1,518	30,757
Navneet Education, Ltd.	22,671	26,338
NBCC India, Ltd.	20,368	7,543
NCC, Ltd.	22,228	11,144
NESCO, Ltd.	2,747	27,990
Nestle India, Ltd.	576	125,947
NHPC, Ltd.	108,939	31,356
NIIT Technologies, Ltd.	141	3,281
NIIT, Ltd.	4,810	6,659
Nilkamal, Ltd.	570	11,100
NLC India, Ltd.	29,563	24,698
NOCIL, Ltd.	4,078	5,128
NRB Bearings, Ltd.	7,992	9,357
NTPC, Ltd.	65,672	97,493
Oberoi Realty, Ltd.	5,897	41,893
Odisha Cement, Ltd.	4,457	48,901
Oil & Natural Gas Corp., Ltd.	119,683	153,869
Oil India, Ltd.	11,025	16,612
Omaxe, Ltd.	3,052	6,700
Oracle Financial Services Software, Ltd. (A)	1,238	45,649
Orient Cement, Ltd.	11,602	12,912
Orient Electric, Ltd.	7,442	27,477
Oriental Bank of Commerce (A)	10,020	4,882
Page Industries, Ltd.	254	79,109
Parag Milk Foods, Ltd. (B)	3,025	3,401
PC Jeweller, Ltd. (A)	14,194	3,047
Persistent Systems, Ltd.	2,797	27,132
Petronet LNG, Ltd.	49,070	169,552
Pfizer, Ltd.	365	21,443
Phillips Carbon Black, Ltd.	6,456	9,610
PI Industries, Ltd.	5,797	121,193
Pidilite Industries, Ltd.	3,776	80,018
Piramal Enterprises, Ltd.	3,991	73,358
PNB Housing Finance, Ltd. (B)	3,296	16,645
PNC Infratech, Ltd.	3,706	8,879
Power Finance Corp., Ltd.	29,969	45,812
Power Grid Corp. of India, Ltd.	54,410	137,336
Power Mech Projects, Ltd.	840	8,290
Praj Industries, Ltd.	5,641	7,518
Prakash Industries, Ltd.	5,538	2,841
Prestige Estates Projects, Ltd.	19,188	80,006
Procter & Gamble Health, Ltd.	219	12,781
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
India (continued)
Procter & Gamble Hygiene & Health Care, Ltd.	979	$149,696
PSP Projects, Ltd.	1,686	11,486
PTC India, Ltd.	18,544	12,818
Punjab National Bank (A)	36,633	23,198
PVR, Ltd.	2,148	57,600
Quess Corp., Ltd. (A)(B)	1,654	11,821
Radico Khaitan, Ltd.	2,854	16,266
Rain Industries, Ltd.	8,295	11,935
Rajesh Exports, Ltd.	4,377	40,229
Rallis India, Ltd.	4,796	14,929
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	6,550
Ratnamani Metals & Tubes, Ltd.	1,835	33,851
Raymond, Ltd.	2,169	15,190
RBL Bank, Ltd. (B)	19,118	77,645
REC, Ltd.	37,469	61,825
Redington India, Ltd.	23,557	36,210
Relaxo Footwears, Ltd.	3,026	29,540
Reliance Industries, Ltd.	105,484	1,956,283
Reliance Infrastructure, Ltd. (A)	7,999	2,085
Reliance Power, Ltd. (A)	70,059	1,696
Repco Home Finance, Ltd.	2,373	9,455
Sadbhav Engineering, Ltd.	12,476	12,534
Sadbhav Infrastructure Project, Ltd.	11,584	3,762
Sagar Cements, Ltd.	364	2,229
Sanghi Industries, Ltd. (A)	4,276	1,936
Sanofi India, Ltd.	330	33,215
Sasken Technologies, Ltd.	1,127	8,635
SBI Life Insurance Company, Ltd. (B)	2,278	28,190
Schaeffler India, Ltd.	663	40,033
Sequent Scientific, Ltd.	6,725	7,459
Seshasayee Paper & Boards, Ltd.	3,700	7,288
SH Kelkar & Company, Ltd. (A)(B)	2,917	4,162
Shankara Building Products, Ltd.	773	4,888
Sharda Cropchem, Ltd.	6,824	19,899
Sheela Foam, Ltd. (A)	521	11,740
Shree Cement, Ltd.	238	75,082
Shriram City Union Finance, Ltd.	2,014	40,401
Shriram Transport Finance Company, Ltd.	8,555	144,991
Siemens, Ltd.	2,156	39,266
Siyaram Silk Mills, Ltd.	2,360	7,403
SKF India, Ltd.	1,784	46,447
Sobha, Ltd.	4,249	17,641
Solar Industries India, Ltd.	2,164	34,674
Somany Home Innovation, Ltd. (A)	2,451	4,517
26	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Sonata Software, Ltd.	2,617	$12,145
SRF, Ltd.	858	46,904
Star Cement, Ltd.	15,221	18,387
State Bank of India (A)	31,708	135,869
Steel Authority of India, Ltd.	35,661	17,885
Sterlite Technologies, Ltd.	5,984	7,713
Strides Pharma Science, Ltd.	3,193	20,874
Sudarshan Chemical Industries, Ltd.	4,463	28,900
Sun Pharmaceutical Industries, Ltd.	21,143	109,861
Sun TV Network, Ltd.	6,569	38,073
Sundaram Finance Holdings, Ltd.	6,835	5,697
Sundaram Finance, Ltd.	1,639	36,205
Sundaram-Clayton, Ltd.	697	18,973
Sundram Fasteners, Ltd.	4,560	26,365
Sunteck Realty, Ltd.	3,702	18,710
Suprajit Engineering, Ltd.	7,705	21,150
Supreme Industries, Ltd.	2,097	39,458
Supreme Petrochem, Ltd.	9,949	20,680
Surya Roshni, Ltd.	2,932	6,017
Suven Life Sciences, Ltd. (A)	3,881	3,321
Suven Pharmaceuticals, Ltd. (A)(D)	3,881	15,072
Swaraj Engines, Ltd.	1,579	27,039
Symphony, Ltd.	1,012	18,266
Syndicate Bank (A)	66,001	17,022
Syngene International, Ltd. (B)	5,386	22,352
TAKE Solutions, Ltd.	6,117	7,499
Tasty Bite Eatables, Ltd.	94	15,649
Tata Chemicals, Ltd.	2,841	28,428
Tata Communications, Ltd.	2,825	14,200
Tata Consultancy Services, Ltd.	27,313	760,801
Tata Consumer Products, Ltd.	14,964	72,659
Tata Elxsi, Ltd.	1,315	16,162
Tata Metaliks, Ltd.	1,562	13,034
Tata Motors, Ltd. (A)	130,207	238,175
Tata Sponge Iron, Ltd.	1,408	6,733
Tata Steel, Ltd.	20,118	108,214
TCI Express, Ltd.	2,682	31,902
Tech Mahindra, Ltd.	23,766	246,471
Techno Electric & Engineering Company, Ltd. (A)	4,395	18,415
Texmaco Rail & Engineering, Ltd.	7,462	2,634
The Great Eastern Shipping Company, Ltd.	4,812	16,484
The India Cements, Ltd.	13,187	17,864
The Indian Hotels Company, Ltd.	21,970	41,288
The Indian Hume Pipe Company, Ltd.	2,579	6,561
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
India (continued)
The Jammu & Kashmir Bank, Ltd. (A)	20,026	$5,577
The Karnataka Bank, Ltd.	10,008	9,767
The Karur Vysya Bank, Ltd.	30,314	17,648
The Phoenix Mills, Ltd.	3,443	40,788
The Ramco Cements, Ltd.	3,284	34,904
The South Indian Bank, Ltd.	46,489	6,059
The Tata Power Company, Ltd.	51,479	33,482
The Tinplate Company of India, Ltd.	3,175	5,222
Thermax, Ltd.	1,264	16,222
Thirumalai Chemicals, Ltd.	3,472	2,961
Thomas Cook India, Ltd.	8,758	5,739
Thyrocare Technologies, Ltd. (B)	2,982	24,651
Time Technoplast, Ltd.	22,266	14,565
Timken India, Ltd.	2,917	39,151
Titan Company, Ltd.	9,308	162,972
Torrent Pharmaceuticals, Ltd.	2,798	83,160
Torrent Power, Ltd.	6,822	28,759
Tourism Finance Corp. of India, Ltd.	2,921	2,687
Transport Corp. of India, Ltd.	6,063	19,390
Trent, Ltd.	3,674	37,571
Trident, Ltd.	74,360	5,741
Triveni Engineering & Industries, Ltd.	7,321	6,425
Triveni Turbine, Ltd.	24,757	33,181
TTK Prestige, Ltd.	108	8,568
Tube Investments of India, Ltd.	9,786	71,573
TV Today Network, Ltd.	5,027	15,154
TV18 Broadcast, Ltd. (A)	45,800	14,488
UCO Bank (A)	133,446	23,069
Uflex, Ltd.	4,634	13,546
UltraTech Cement, Ltd.	3,803	223,823
Union Bank of India (A)	24,015	12,484
United Breweries, Ltd.	1,730	29,801
United Spirits, Ltd. (A)	9,003	86,610
UPL, Ltd.	24,039	175,577
VA Tech Wabag, Ltd. (A)	1,854	4,833
Vaibhav Global, Ltd.	1,887	28,632
Vakrangee, Ltd.	23,506	12,928
Vardhman Textiles, Ltd.	1,602	23,241
Varun Beverages, Ltd.	2,536	28,643
Vedanta, Ltd.	88,318	140,753
Venky's India, Ltd.	337	5,865
Vesuvius India, Ltd.	690	10,937
V-Guard Industries, Ltd.	5,667	16,073
Vinati Organics, Ltd.	1,364	18,720
28	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
VIP Industries, Ltd.	2,251	$12,845
V-Mart Retail, Ltd.	527	16,161
Vodafone Idea, Ltd. (A)	475,993	25,113
VRL Logistics, Ltd.	5,104	16,556
VST Industries, Ltd.	649	36,505
VST Tillers Tractors, Ltd.	456	7,192
WABCO India, Ltd.	368	34,420
Welspun Corp., Ltd.	6,625	17,055
Welspun Enterprises, Ltd.	5,021	4,689
Welspun India, Ltd.	19,448	11,118
West Coast Paper Mills, Ltd.	2,240	6,622
Wheels India, Ltd.	626	4,482
Whirlpool of India, Ltd.	1,179	36,028
Wipro, Ltd.	44,725	138,523
Wockhardt, Ltd. (A)	2,843	12,024
Yes Bank, Ltd.	94,414	45,410
Zee Entertainment Enterprises, Ltd.	24,349	80,951
Zensar Technologies, Ltd.	8,469	16,061
Zydus Wellness, Ltd.	1,037	20,934
Indonesia 2.2%		5,200,195
Ace Hardware Indonesia Tbk PT	416,900	44,217
Adaro Energy Tbk PT	1,192,600	97,733
Adhi Karya Persero Tbk PT	204,038	10,887
AKR Corporindo Tbk PT	65,100	12,192
Alam Sutera Realty Tbk PT (A)	750,400	8,042
Aneka Tambang Tbk PT	481,054	19,631
Arwana Citramulia Tbk PT	1,053,200	31,618
Asahimas Flat Glass Tbk PT	113,500	22,259
Astra Agro Lestari Tbk PT	43,433	29,854
Astra International Tbk PT	544,600	213,101
Astrindo Nusantara Infrastructure Tbk PT (A)	3,785,000	13,190
Asuransi Kresna Mitra Tbk PT (A)	277,300	24,204
Bakrie Telecom Tbk PT (A)(D)	22,579,900	39,345
Bank Central Asia Tbk PT	223,300	493,250
Bank Danamon Indonesia Tbk PT	205,471	45,662
Bank Mandiri Persero Tbk PT	474,792	246,937
Bank Negara Indonesia Persero Tbk PT	161,703	80,999
Bank Pan Indonesia Tbk PT (A)	191,900	14,674
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	306,100	19,029
Bank Pembangunan Daerah Jawa Timur Tbk PT	373,700	16,088
Bank Permata Tbk PT (A)	197,864	15,825
Bank Rakyat Indonesia Persero Tbk PT	2,106,500	629,479
Bank Tabungan Negara Persero Tbk PT	190,698	23,061
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
Indonesia (continued)
Barito Pacific Tbk PT (A)	326,600	$22,638
Bayan Resources Tbk PT	94,800	101,749
BISI International Tbk PT	514,000	33,816
Bukit Asam Tbk PT	184,700	29,201
Bumi Serpong Damai Tbk PT (A)	427,200	30,419
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	5,218
Capital Financial Indonesia Tbk PT (A)	369,300	10,512
Charoen Pokphand Indonesia Tbk PT	282,920	114,414
Ciputra Development Tbk PT	455,461	30,723
Citra Marga Nusaphala Persada Tbk PT (A)	201,775	21,829
City Retail Developments Tbk PT (A)	1,918,900	19,310
Delta Dunia Makmur Tbk PT (A)	590,800	6,772
Dharma Satya Nusantara Tbk PT	603,500	16,354
Eagle High Plantations Tbk PT (A)	1,002,100	6,059
Elnusa Tbk PT	400,600	5,880
Erajaya Swasembada Tbk PT	162,100	18,675
Garuda Indonesia Persero Tbk PT (A)	361,400	6,335
Global Mediacom Tbk PT (A)	819,500	17,957
Gudang Garam Tbk PT	29,743	106,583
Hanson International Tbk PT (A)(D)	4,000,200	13,940
Harum Energy Tbk PT	27,900	2,301
Indah Kiat Pulp & Paper Corp. Tbk PT	98,200	39,480
Indika Energy Tbk PT	129,600	6,902
Indo Tambangraya Megah Tbk PT	23,700	19,006
Indocement Tunggal Prakarsa Tbk PT	39,800	42,634
Indofood CBP Sukses Makmur Tbk PT	43,100	30,965
Indofood Sukses Makmur Tbk PT	230,100	106,124
Indo-Rama Synthetics Tbk PT	54,900	7,040
Indosat Tbk PT (A)	110,300	15,815
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	337,700	29,049
Inovisi Infracom Tbk PT (A)(D)	671,012	131
Intiland Development Tbk PT	1,393,100	24,812
Japfa Comfeed Indonesia Tbk PT	311,000	30,761
Jasa Marga Persero Tbk PT	128,752	42,691
Kalbe Farma Tbk PT	681,200	58,895
Kapuas Prima Coal Tbk PT	551,200	12,239
Kawasan Industri Jababeka Tbk PT (A)	2,007,762	38,768
Link Net Tbk PT	145,300	35,292
Lippo Karawaci Tbk PT (A)	1,947,337	31,144
Malindo Feedmill Tbk PT	149,200	7,157
Matahari Department Store Tbk PT	186,500	41,701
Mayora Indah Tbk PT	234,200	29,553
Medco Energi Internasional Tbk PT (A)	506,566	22,738
Media Nusantara Citra Tbk PT	543,100	49,222
30	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Mitra Adiperkasa Tbk PT	1,077,700	$60,564
Mitra Keluarga Karyasehat Tbk PT	145,600	25,364
MNC Sky Vision Tbk PT (A)	430,900	38,368
Modernland Realty Tbk PT (A)	2,009,300	22,721
Nippon Indosari Corpindo Tbk PT	156,811	14,048
Pabrik Kertas Tjiwi Kimia Tbk PT	42,900	18,268
Pakuwon Jati Tbk PT	1,030,900	38,808
Pan Brothers Tbk PT	1,101,200	28,500
Panin Financial Tbk PT (A)	1,137,200	20,196
Panin Sekuritas Tbk PT	22,500	1,580
Paninvest Tbk PT (A)	397,600	27,521
Pelayaran Tamarin Samudra Tbk PT (A)	250,000	1,648
Perusahaan Gas Negara Tbk PT	367,300	33,442
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	16,098
Pool Advista Indonesia Tbk PT (A)	37,300	130
PP Persero Tbk PT	214,287	18,429
Puradelta Lestari Tbk PT	506,700	8,414
Ramayana Lestari Sentosa Tbk PT	152,300	11,133
Rimo International Lestari Tbk PT (A)(D)	2,464,700	8,589
Sampoerna Agro Tbk PT (A)	618,600	95,067
Sarana Menara Nusantara Tbk PT	1,085,300	61,400
Selamat Sempurna Tbk PT	374,800	38,546
Semen Indonesia Persero Tbk PT	57,000	42,546
Sinar Mas Multiartha Tbk PT (A)	37,000	34,386
Smartfren Telecom Tbk PT (A)	914,700	6,114
Sri Rejeki Isman Tbk PT	937,100	13,161
Sugih Energy Tbk PT (A)(D)	8,409,300	29,306
Summarecon Agung Tbk PT	339,900	20,166
Surya Citra Media Tbk PT	403,800	32,164
Surya Semesta Internusa Tbk PT	132,900	6,026
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telekomunikasi Indonesia Persero Tbk PT	1,384,000	337,454
Telekomunikasi Indonesia Persero Tbk PT, ADR	1,949	47,263
Tempo Scan Pacific Tbk PT	65,700	5,676
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	801,600	6,336
Tiphone Mobile Indonesia Tbk PT	179,500	1,455
Tower Bersama Infrastructure Tbk PT	385,100	29,849
Trada Alam Minera Tbk PT (A)(D)	1,919,200	4,682
Trias Sentosa Tbk PT	706,000	18,749
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	369,300	15,910
Tunas Ridean Tbk PT	542,200	46,991
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	23,747
Unilever Indonesia Tbk PT	266,000	127,781
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
Indonesia (continued)
United Tractors Tbk PT	111,900	$131,337
Vale Indonesia Tbk PT (A)	109,900	19,057
Visi Media Asia Tbk PT (A)	1,475,500	5,143
Waskita Beton Precast Tbk PT	592,800	7,742
Waskita Karya Persero Tbk PT	287,002	20,013
Wijaya Karya Beton Tbk PT	351,700	8,026
Wijaya Karya Persero Tbk PT	178,676	24,057
XL Axiata Tbk PT (A)	283,500	52,143
Malaysia 2.3%		5,507,938
7-Eleven Malaysia Holdings BHD	75,139	24,944
Aeon Company M BHD	55,700	18,287
AEON Credit Service M BHD	11,340	37,333
AFFIN Bank BHD (A)	206,384	87,240
AirAsia Group BHD	117,800	28,217
Alliance Bank Malaysia BHD	67,700	37,369
AMMB Holdings BHD	75,450	66,525
Astro Malaysia Holdings BHD	58,000	16,464
Axiata Group BHD (C)	98,907	98,931
Batu Kawan BHD	18,700	69,081
Berjaya Assets BHD (A)	350,600	24,261
Berjaya Sports Toto BHD	58,778	35,039
Bermaz Auto BHD	45,300	19,178
BIMB Holdings BHD	24,100	21,465
Bintulu Port Holdings BHD	300	334
Boustead Holdings BHD (A)	87,707	16,959
Boustead Plantations BHD	760	89
British American Tobacco Malaysia BHD	6,400	18,977
Bursa Malaysia BHD	31,800	41,755
Cahya Mata Sarawak BHD (C)	29,300	13,410
Carlsberg Brewery Malaysia BHD	6,900	52,432
CIMB Group Holdings BHD	175,328	201,273
Cypark Resources BHD	34,200	9,395
D&O Green Technologies BHD	64,700	11,001
Datasonic Group BHD	65,000	16,591
Dayang Enterprise Holdings BHD (A)	35,200	19,812
Dialog Group BHD	81,160	65,083
DiGi.Com BHD	101,380	101,084
DRB-Hicom BHD	45,900	24,413
Duopharma Biotech BHD	33,699	12,131
Dutch Lady Milk Industries BHD	1,500	15,153
Eco World Development Group BHD (A)	30,700	4,691
FGV Holdings BHD (A)	111,600	30,473
Fraser & Neave Holdings BHD	2,800	20,674
32	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Frontken Corp. BHD	52,100	$28,435
Gabungan AQRS BHD	26,010	6,334
Gadang Holdings BHD	55,300	7,628
Gamuda BHD	40,633	32,123
Gas Malaysia BHD	51,300	34,231
Genting BHD	48,400	57,061
Genting Malaysia BHD	61,800	42,600
Genting Plantations BHD	10,000	24,379
George Kent Malaysia BHD	33,700	6,631
Globetronics Technology BHD	39,686	19,884
HAP Seng Consolidated BHD	29,039	61,851
Hartalega Holdings BHD	39,500	58,220
Heineken Malaysia BHD	8,400	51,049
Hengyuan Refining Company BHD (A)	11,200	9,558
Hibiscus Petroleum BHD (A)(C)	88,200	15,948
Hong Leong Bank BHD	9,434	34,366
Hong Leong Financial Group BHD	8,261	30,009
Hong Leong Industries BHD	12,100	26,895
IGB BHD	45,726	35,144
IHH Healthcare BHD	21,200	29,091
IJM Corp. BHD	107,260	50,026
Inari Amertron BHD	145,436	49,779
IOI Corp. BHD	20,500	20,420
IOI Properties Group BHD	48,571	11,737
JAKS Resources BHD (A)	43,900	13,166
Keck Seng Malaysia BHD	65,150	68,410
Kenanga Investment Bank BHD	151,217	15,388
Kerjaya Prospek Group BHD	79,420	23,546
Kim Loong Resources BHD	100	28
Kossan Rubber Industries	47,700	54,547
KPJ Healthcare BHD	34,900	8,041
KSL Holdings BHD (A)	46,010	7,802
Kuala Lumpur Kepong BHD	9,705	50,821
Land & General BHD	972,340	28,709
LBS Bina Group BHD	117,300	13,027
Lingkaran Trans Kota Holdings BHD	20,100	21,653
LPI Capital BHD	14,220	48,936
Magni-Tech Industries BHD	38,933	21,088
Magnum BHD	35,300	20,196
Malakoff Corp. BHD	78,100	16,300
Malayan Banking BHD	108,055	216,418
Malaysia Airports Holdings BHD	43,288	68,100
Malaysia Building Society BHD	70,044	12,824
Malaysian Pacific Industries BHD	10,938	28,526
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
Malaysia (continued)
Malaysian Resources Corp. BHD	121,600	$16,554
Matrix Concepts Holdings BHD	68,378	31,625
Maxis BHD	51,585	67,237
Media Prima BHD (A)	161,180	6,784
Mega First Corp. BHD	26,200	31,954
MISC BHD	27,650	50,341
MMC Corp. BHD	121,000	25,585
MPHB Capital BHD (A)	99,200	23,628
Muhibbah Engineering (M) BHD	10,300	3,989
Mulpha International BHD (A)	15,370	6,300
My EG Services BHD (C)	151,850	40,763
Nestle Malaysia BHD	1,400	47,838
Oriental Holdings BHD	26,820	40,064
OSK Holdings BHD	98,117	21,668
Padini Holdings BHD	21,500	15,502
Panasonic Manufacturing Malaysia BHD	4,800	38,104
Pentamaster Corp. BHD (A)(C)	34,608	38,005
Petron Malaysia Refining & Marketing BHD	8,800	9,581
Petronas Chemicals Group BHD	91,900	118,572
Petronas Dagangan BHD	5,900	32,109
Petronas Gas BHD	19,700	78,118
PPB Group BHD	11,300	49,160
Press Metal Aluminium Holdings BHD	41,000	45,976
Public Bank BHD	105,360	428,706
QL Resources BHD	24,090	46,743
RHB Bank BHD	48,262	63,518
Sam Engineering & Equipment M BHD	3,000	5,372
Sapura Energy BHD	592,857	26,590
Sarawak Oil Palms BHD	15,542	12,188
Scientex BHD	20,700	44,410
SEG International BHD	33,942	5,065
Serba Dinamik Holdings BHD	57,750	30,471
Shangri-La Hotels Malaysia BHD	21,000	24,383
Sime Darby BHD	93,374	44,648
Sime Darby Plantation BHD	46,274	54,930
Sime Darby Property BHD	130,274	24,180
SKP Resources BHD	73,100	23,238
SP Setia BHD Group	53,308	16,171
Sunway BHD	66,077	27,827
Sunway Construction Group BHD (C)	33,862	15,056
Supermax Corp. BHD	59,298	22,562
Syarikat Takaful Malaysia Keluarga BHD (C)	23,400	26,470
Ta Ann Holdings BHD (A)	46,508	33,136
TA Enterprise BHD	260,800	36,419
34	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Tan Chong Motor Holdings BHD	62,800	$18,617
Telekom Malaysia BHD	44,656	39,435
Tenaga Nasional BHD	76,300	220,372
TIME dotCom BHD	37,440	83,005
Top Glove Corp. BHD	76,000	101,969
Tropicana Corp. BHD (A)	101,628	21,101
Uchi Technologies BHD	31,330	19,806
UEM Sunrise BHD (A)	113,366	16,128
UMW Holdings BHD	14,100	10,724
United Malacca BHD	29,750	35,430
United Plantations BHD	13,300	82,585
UOA Development BHD	70,500	32,511
Velesto Energy BHD (A)	250,631	18,232
ViTrox Corp. BHD	8,000	16,054
VS Industry BHD	78,131	24,148
Wellcall Holdings BHD	92,150	23,808
Westports Holdings BHD	54,500	44,980
Yinson Holdings BHD	33,600	56,897
YTL Corp. BHD	246,930	49,607
Malta 0.0%		29,710
Brait SE (A)	71,955	29,710
Mexico 3.3%		7,868,251
ALEATICA SAB de CV (C)	9,600	13,949
Alfa SAB de CV, Class A	285,550	183,809
Alpek SAB de CV	28,981	19,671
Alsea SAB de CV (A)	43,810	89,098
America Movil SAB de CV, Series L	963,579	762,228
Arca Continental SAB de CV	9,545	52,616
Axtel SAB de CV (A)	182,316	38,903
Banco del Bajio SA (B)	31,497	49,319
Becle SAB de CV	12,935	19,577
Bolsa Mexicana de Valores SAB de CV	33,174	70,467
Cemex SAB de CV	366,838	119,651
Coca-Cola Femsa SAB de CV	5,951	33,306
Coca-Cola Femsa SAB de CV, ADR	600	33,318
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	41,201	42,388
Corp. Inmobiliaria Vesta SAB de CV	22,784	36,220
Dine SAB de CV (C)	103,700	56,953
El Puerto de Liverpool SAB de CV, Series C1 (C)	5,226	24,692
Elementia SAB de CV (A)(B)(C)	22,179	10,367
Fomento Economico Mexicano SAB de CV	18,657	152,134
Genomma Lab Internacional SAB de CV, Class B (A)	55,254	56,705
Gentera SAB de CV	80,333	77,301
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
Mexico (continued)
Gruma SAB de CV, Class B	11,725	$113,164
Grupo Aeromexico SAB de CV (A)	37,795	26,268
Grupo Aeroportuario del Centro Norte SAB de CV	21,262	139,187
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,455	157,693
Grupo Aeroportuario del Sureste SAB de CV, ADR	882	147,294
Grupo Bimbo SAB de CV, Series A (C)	71,327	107,590
Grupo Carso SAB de CV, Series A1	10,209	28,454
Grupo Cementos de Chihuahua SAB de CV (C)	8,843	43,880
Grupo Comercial Chedraui SA de CV	18,846	25,852
Grupo Elektra SAB de CV	2,897	195,753
Grupo Financiero Banorte SAB de CV, Series O	81,325	444,658
Grupo Financiero Inbursa SAB de CV, Series O	41,050	44,527
Grupo Gigante SAB de CV (A)	166,920	245,932
Grupo Herdez SAB de CV	9,671	17,624
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	24,301
Grupo Industrial Saltillo SAB de CV	50,407	55,035
Grupo KUO SAB de CV, Series B	136,788	368,326
Grupo Lala SAB de CV	23,373	17,361
Grupo Mexico SAB de CV, Series B	116,315	274,847
Grupo Pochteca SAB de CV (A)	20,836	6,965
Grupo Sanborns SAB de CV	187,200	212,280
Grupo Simec SAB de CV, Series B (A)	12,062	37,860
Grupo Sports World SAB de CV (A)	27,369	26,975
Grupo Televisa SAB	165,953	312,632
Hoteles City Express SAB de CV (A)(C)	17,674	10,712
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (A)	116,601	216,106
Industrias Bachoco SAB de CV, Series B	7,795	28,146
Industrias CH SAB de CV, Series B (A)	14,379	61,379
Industrias Penoles SAB de CV	7,848	70,589
Infraestructura Energetica Nova SAB de CV	15,405	67,621
Kimberly-Clark de Mexico SAB de CV, Class A (A)	75,222	143,198
La Comer SAB de CV (A)(C)	12,689	15,021
Megacable Holdings SAB de CV	37,270	125,161
Minera Frisco SAB de CV, Series A1 (A)	210,063	27,001
Minera Frisco SAB de CV, Series A2 (A)(D)	161,033	25,362
Nemak SAB de CV (B)	27,159	8,969
Orbia Advance Corp. SAB de CV (C)	99,955	196,782
Organizacion Cultiba SAB de CV	45,332	27,522
Organizacion Soriana SAB de CV, Series B (C)	966,833	1,080,645
Promotora y Operadora de Infraestructura SAB de CV	7,906	77,457
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	29,144
Qualitas Controladora SAB de CV	12,704	54,539
Regional SAB de CV	21,424	119,185
36	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Mexico (continued)
Telesites SAB de CV (A)(C)	99,552	$75,715
TV Azteca SAB de CV	389,865	13,568
Unifin Financiera SAB de CV	7,055	10,961
Vitro SAB de CV, Series A (A)	21,684	42,965
Wal-Mart de Mexico SAB de CV	114,870	323,373
Netherlands 0.0%		48,694
VEON, Ltd.	24,593	48,694
Peru 0.2%		414,732
Cementos Pacasmayo SAA, ADR	4,994	43,398
Cia de Minas Buenaventura SAA, ADR	2,497	27,842
Credicorp, Ltd.	1,894	343,325
Fossal SAA, ADR (A)	633	167
Philippines 1.3%		3,048,197
8990 Holdings, Inc. (A)	111,700	31,077
Aboitiz Equity Ventures, Inc.	50,150	42,185
Aboitiz Power Corp.	37,100	19,996
ACR Mining Corp. (A)(D)	3,145	1,104
Alliance Global Group, Inc. (A)	165,600	32,755
Alsons Consolidated Resources, Inc.	629,000	13,279
Altus San Nicolas Corp. (A)(D)	2,834	288
Apex Mining Company, Inc. (A)	479,000	9,391
Atlas Consolidated Mining & Development Corp. (A)	78,800	3,411
Ayala Corp.	4,630	60,358
Ayala Land, Inc.	208,000	160,189
Bank of the Philippine Islands	14,300	20,807
BDO Unibank, Inc.	55,472	151,687
Belle Corp.	887,000	26,878
Bloomberry Resorts Corp.	237,900	38,116
Cebu Air, Inc.	20,490	29,616
Century Pacific Food, Inc.	130,950	37,874
China Banking Corp.	182,335	88,760
COL Financial Group, Inc.	10,000	3,497
Cosco Capital, Inc.	248,400	30,529
D&L Industries, Inc.	183,300	26,025
DMCI Holdings, Inc.	313,100	32,669
DoubleDragon Properties Corp. (A)	86,110	28,763
Eagle Cement Corp.	35,100	7,094
East West Banking Corp. (A)	89,050	19,280
EEI Corp.	102,800	16,024
Emperador, Inc.	274,100	43,198
Empire East Land Holdings, Inc. (A)	2,941,000	21,330
Filinvest Land, Inc.	909,750	22,066
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
Philippines (continued)
First Gen Corp.	70,400	$25,439
First Philippine Holdings Corp.	30,300	36,483
Global Ferronickel Holdings, Inc. (A)	297,000	5,734
Globe Telecom, Inc.	1,645	57,481
GT Capital Holdings, Inc.	2,746	38,434
Integrated Micro-Electronics, Inc.	67,155	6,475
International Container Terminal Services, Inc.	49,970	105,034
JG Summit Holdings, Inc.	68,990	91,715
Jollibee Foods Corp.	15,620	52,231
Lepanto Consolidated Mining Company, Class B (A)	3,304,363	6,135
Lopez Holdings Corp.	365,600	26,559
LT Group, Inc.	136,600	24,072
Manila Electric Company	5,260	27,883
Max's Group, Inc.	52,200	9,005
Megawide Construction Corp.	57,870	14,367
Megaworld Corp.	515,500	34,522
Metro Pacific Investments Corp.	610,300	36,813
Metro Retail Stores Group, Inc.	118,000	3,689
Metropolitan Bank & Trust Company	28,144	31,039
Nickel Asia Corp.	347,160	14,952
Petron Corp.	316,900	20,835
Philex Mining Corp. (A)	67,800	3,847
Philippine National Bank (A)	40,319	23,097
Phoenix Petroleum Philippines, Inc.	100,600	20,925
Pilipinas Shell Petroleum Corp.	33,380	17,040
PLDT, Inc.	5,735	111,510
Premium Leisure Corp.	977,000	10,005
Puregold Price Club, Inc.	40,400	29,345
RFM Corp.	101,000	9,966
Rizal Commercial Banking Corp.	184,093	71,388
Robinsons Land Corp.	147,196	61,533
Robinsons Retail Holdings, Inc.	27,050	35,540
San Miguel Corp.	28,434	70,312
San Miguel Food and Beverage, Inc.	21,830	31,136
Security Bank Corp.	10,247	31,150
Semirara Mining & Power Corp.	82,220	31,288
SM Investments Corp.	1,650	31,617
SM Prime Holdings, Inc.	191,904	144,787
The Philippine Stock Exchange, Inc.	12,074	40,743
Top Frontier Investment Holdings, Inc. (A)	24,482	76,618
Union Bank of the Philippines	300,071	337,992
Universal Robina Corp.	32,630	90,808
Vista Land & Lifescapes, Inc.	295,200	36,512
Vistamalls, Inc.	172,400	16,667
38	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Philippines (continued)
Wilcon Depot, Inc.	76,500	$27,228
Poland 1.0%		2,251,716
Agora SA	6,899	20,527
Alior Bank SA (A)	6,720	36,267
Amica SA	1,022	29,048
Apator SA	4,522	23,891
Bank Handlowy w Warszawie SA	1,958	26,504
Bank Millennium SA (A)	25,326	31,453
Bank Polska Kasa Opieki SA	1,680	38,016
Budimex SA	1,187	52,827
CCC SA	1,846	34,333
CD Projekt SA	767	55,033
Ciech SA (A)	2,152	19,289
ComArch SA	706	34,341
Cyfrowy Polsat SA	9,812	63,493
Develia SA	47,624	30,853
Dino Polska SA (A)(B)	1,595	57,939
Dom Development SA	481	11,435
Enea SA (A)	18,050	25,963
Eurocash SA	6,185	28,628
Famur SA	36,449	24,370
Firma Oponiarska Debica SA	1,550	30,459
Getin Noble Bank SA (A)	162,956	10,300
Globe Trade Centre SA	18,851	44,174
Grupa Azoty SA (A)	2,417	12,652
Grupa Kety SA	1,153	107,136
Grupa Lotos SA	6,937	106,003
ING Bank Slaski SA	812	37,940
Inter Cars SA	1,150	57,552
Jastrzebska Spolka Weglowa SA	2,183	7,700
KGHM Polska Miedz SA (A)	7,305	133,967
KRUK SA	627	22,275
LPP SA	54	95,578
Lubelski Wegiel Bogdanka SA	888	3,749
mBank SA (A)	266	20,306
Netia SA (A)	53,777	55,308
Neuca SA	461	43,966
Orange Polska SA (A)	32,489	51,651
PGE Polska Grupa Energetyczna SA (A)	22,745	26,149
PKP Cargo SA	4,841	15,677
Polski Koncern Naftowy ORLEN SA	19,195	289,961
Polskie Gornictwo Naftowe i Gazownictwo SA	37,755	30,711
Powszechna Kasa Oszczednosci Bank Polski SA	19,550	156,532
Powszechny Zaklad Ubezpieczen SA	14,477	129,095
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
Poland (continued)
Santander Bank Polska SA	752	$48,595
Stalprodukt SA	215	8,905
Tauron Polska Energia SA (A)	63,876	18,046
Warsaw Stock Exchange	2,268	22,118
Wawel SA	80	12,411
Zespol Elektrowni Patnow Adamow Konin SA (A)	5,285	8,590
Romania 0.1%		133,588
NEPI Rockcastle PLC	18,047	133,588
Russia 1.4%		3,371,292
Etalon Group PLC, GDR	2,625	5,055
Gazprom PJSC, ADR	46,190	282,719
Globaltrans Investment PLC, GDR	4,853	35,887
LUKOIL PJSC, ADR	10,478	903,816
Magnitogorsk Iron & Steel Works PJSC, GDR	5,310	40,360
Mail.Ru Group, Ltd., GDR (A)	1,868	36,529
MMC Norilsk Nickel PJSC, ADR	10,956	331,275
Mobile TeleSystems PJSC, ADR	13,877	134,607
Novatek PJSC, GDR	528	77,039
Novolipetsk Steel PJSC, GDR	4,896	94,008
PhosAgro PJSC, GDR	4,506	50,120
Polyus PJSC, GDR	827	51,418
Ros Agro PLC, GDR	1,484	13,571
Rosneft Oil Company PJSC, GDR	36,143	221,340
Rostelecom PJSC, ADR	6,378	50,002
RusHydro PJSC, ADR	28,619	26,276
Sberbank of Russia PJSC, ADR	31,315	445,612
Severstal PJSC, GDR	5,333	65,380
Tatneft PJSC, ADR	5,239	310,673
TMK PJSC, GDR	7,122	21,570
VTB Bank PJSC, GDR	56,984	73,273
X5 Retail Group NV, GDR	3,217	100,762
South Africa 4.9%		11,507,626
Absa Group, Ltd.	31,862	274,193
Adcock Ingram Holdings, Ltd.	6,499	17,031
Adcorp Holdings, Ltd.	25,714	16,801
Advtech, Ltd.	63,637	37,508
AECI, Ltd.	17,546	117,174
African Oxygen, Ltd.	25,659	30,874
African Phoenix Investments, Ltd. (A)	552,678	13,369
African Rainbow Minerals, Ltd.	10,363	93,383
Afrimat, Ltd.	16,248	29,979
Alexander Forbes Group Holdings, Ltd.	77,526	23,569
40	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
Allied Electronics Corp., Ltd., A Shares	31,513	$40,526
Alviva Holdings, Ltd.	32,176	13,978
Anglo American Platinum, Ltd.	1,316	88,578
AngloGold Ashanti, Ltd.	16,287	290,043
AngloGold Ashanti, Ltd., ADR	4,794	83,655
ArcelorMittal South Africa, Ltd. (A)	32,131	1,869
Ascendis Health, Ltd. (A)	20,332	651
Aspen Pharmacare Holdings, Ltd. (A)	15,603	100,397
Assore, Ltd.	3,466	39,364
Astral Foods, Ltd.	3,430	41,087
AVI, Ltd.	24,363	114,103
Barloworld, Ltd.	19,494	101,407
Bid Corp., Ltd.	10,651	192,726
Blue Label Telecoms, Ltd. (A)	73,110	11,720
Capitec Bank Holdings, Ltd.	1,471	124,513
Cashbuild, Ltd.	1,875	19,709
Caxton & CTP Publishers & Printers, Ltd.	83,154	33,104
City Lodge Hotels, Ltd.	4,027	12,774
Clicks Group, Ltd.	18,360	277,631
Coronation Fund Managers, Ltd.	17,193	44,036
Curro Holdings, Ltd.	21,916	16,241
DataTec, Ltd.	15,352	30,706
Dis-Chem Pharmacies, Ltd. (B)	12,218	17,437
Discovery, Ltd.	21,150	131,846
Distell Group Holdings, Ltd.	2,740	17,339
enX Group, Ltd. (A)	8,796	4,535
EOH Holdings, Ltd. (A)	5,728	1,123
Exxaro Resources, Ltd.	18,381	133,163
Famous Brands, Ltd.	5,195	18,522
FirstRand, Ltd.	195,871	699,323
Gold Fields, Ltd., ADR	82,777	490,868
Grand Parade Investments, Ltd. (A)	66,516	15,022
Grindrod, Ltd.	70,015	19,212
Harmony Gold Mining Company, Ltd., ADR (A)	34,532	117,409
Hudaco Industries, Ltd.	5,058	30,988
Impala Platinum Holdings, Ltd. (A)	32,983	268,092
Imperial Logistics, Ltd.	16,702	49,549
Investec, Ltd.	14,490	75,584
Invicta Holdings, Ltd. (A)	10,662	6,650
Italtile, Ltd.	38,046	28,367
JSE, Ltd.	3,574	23,225
KAP Industrial Holdings, Ltd.	207,408	39,459
Kumba Iron Ore, Ltd.	3,105	57,220
Lewis Group, Ltd.	15,881	27,975
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
South Africa (continued)
Liberty Holdings, Ltd.	13,913	$84,838
Life Healthcare Group Holdings, Ltd.	132,612	189,849
Long4Life, Ltd. (A)	66,103	13,481
Massmart Holdings, Ltd.	16,996	51,364
Merafe Resources, Ltd.	516,988	14,571
Metair Investments, Ltd.	21,395	28,496
MiX Telematics, Ltd., ADR	2,273	30,163
Momentum Metropolitan Holdings	120,832	135,847
Motus Holdings, Ltd.	12,498	58,555
Mpact, Ltd.	30,462	25,502
Mr. Price Group, Ltd.	12,178	119,610
MTN Group, Ltd.	152,396	726,546
MultiChoice Group, Ltd. (A)	19,711	115,169
Murray & Roberts Holdings, Ltd.	132,715	79,256
Nampak, Ltd. (A)	75,737	16,744
Naspers, Ltd., N Shares	4,877	762,549
Nedbank Group, Ltd.	24,080	275,288
Netcare, Ltd.	123,309	146,242
Northam Platinum, Ltd. (A)	21,500	156,192
Novus Holdings, Ltd.	5,844	612
Oceana Group, Ltd.	6,345	22,428
Old Mutual, Ltd.	36,548	37,181
Omnia Holdings, Ltd. (A)	25,387	40,632
Peregrine Holdings, Ltd.	28,331	32,755
Pick n Pay Stores, Ltd.	30,615	110,696
PPC, Ltd. (A)	133,079	12,634
PSG Group, Ltd.	7,268	88,276
Raubex Group, Ltd.	23,582	32,499
RCL Foods, Ltd.	10,269	7,227
Reunert, Ltd.	18,429	67,004
Rhodes Food Group Pty, Ltd.	25,474	23,522
Royal Bafokeng Platinum, Ltd. (A)	21,494	70,318
Sanlam, Ltd.	52,020	218,510
Santam, Ltd.	2,914	47,649
Sappi, Ltd. (A)	66,524	125,143
Sasol, Ltd.	20,349	248,550
Shoprite Holdings, Ltd.	24,189	176,191
Sibanye Stillwater, Ltd., ADR (A)	22,108	187,034
Spur Corp., Ltd.	15,386	22,903
Standard Bank Group, Ltd.	74,488	715,997
Steinhoff International Holdings NV (A)	277,666	24,283
Sun International, Ltd. (A)	18,286	37,932
Super Group, Ltd. (A)	32,550	44,865
Telkom SA SOC, Ltd.	31,617	53,786
42	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
The Bidvest Group, Ltd.	34,476	$401,870
The Foschini Group, Ltd.	16,894	135,780
The SPAR Group, Ltd.	10,952	117,643
Tiger Brands, Ltd.	11,117	109,335
Tongaat Hulett, Ltd. (A)	16,506	3,458
Transaction Capital, Ltd.	37,010	44,568
Trencor, Ltd. (A)	22,683	12,762
Truworths International, Ltd.	25,703	76,149
Tsogo Sun Gaming, Ltd.	46,649	28,462
Vodacom Group, Ltd.	44,493	318,136
Wilson Bayly Holmes-Ovcon, Ltd.	6,887	43,890
Woolworths Holdings, Ltd.	55,674	131,077
South Korea 13.5%		31,868,212
Able C&C Company, Ltd. (A)	359	2,999
Ace Technologies Corp. (A)	2,228	14,415
Advanced Cosmeceutical Technology Company, Ltd. (A)(D)	724	2,671
Advanced Nano Products Company, Ltd.	473	6,030
Advanced Process Systems Corp. (A)	1,012	22,952
Aekyung Petrochemical Company, Ltd.	1,138	6,480
AfreecaTV Company, Ltd.	660	30,063
Ahnlab, Inc.	288	12,867
AJ Networks Company, Ltd.	3,192	10,742
Ajin Industrial Company, Ltd. (A)	2,965	5,406
AK Holdings, Inc.	593	11,826
ALUKO Company, Ltd. (A)	3,314	6,036
Amorepacific Corp. (A)	521	69,012
AMOREPACIFIC Group (A)	487	24,935
Aprogen KIC, Inc. (A)	1,612	3,197
Asia Cement Company, Ltd.	198	10,201
ASIA Holdings Company, Ltd.	194	14,897
Asia Paper Manufacturing Company, Ltd.	752	19,070
Atinum Investment Company, Ltd.	3,880	5,277
Aurora World Corp. (A)	555	4,912
Austem Company, Ltd.	1,208	1,771
Avaco Company, Ltd.	1,745	8,359
Baiksan Company, Ltd.	1,511	8,113
Bcworld Pharm Company, Ltd.	18	254
BGF Company, Ltd.	2,408	9,030
BGF retail Company, Ltd.	358	44,796
BH Company, Ltd. (A)	1,811	27,060
Binex Company, Ltd. (A)	1,385	8,143
Binggrae Company, Ltd. (A)	278	12,283
BioSmart Company, Ltd.	1,334	4,058
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
South Korea (continued)
Biovill Company, Ltd. (A)(D)	4,344	$5,848
BIT Computer Company, Ltd.	489	2,103
BNK Financial Group, Inc.	10,877	55,164
Boditech Med, Inc.	681	6,837
Bookook Securities Company, Ltd.	368	5,803
Boryung Pharmaceutical Company, Ltd.	635	6,267
Bosung Power Technology Company, Ltd. (A)	1,899	2,789
Busan City Gas Company, Ltd.	186	5,050
Byucksan Corp. (A)	3,406	4,437
Capro Corp. (A)	3,485	8,062
Caregen Company, Ltd. (A)(D)	219	13,795
Cell Biotech Company, Ltd.	375	4,623
Celltrion Pharm, Inc. (A)	438	14,616
Celltrion, Inc. (A)(C)	2,861	408,189
Cheil Worldwide, Inc.	2,237	35,595
Chemtronics Company, Ltd.	1,041	13,242
Cheryong Electric Company, Ltd.	496	1,941
ChinHung International, Inc. (A)	1,998	3,301
Choa Pharmaceutical Company (A)	887	2,551
Chong Kun Dang Pharmaceutical Corp. (A)	517	36,952
Chongkundang Holdings Corp.	208	18,609
Chosun Refractories Company, Ltd.	99	6,383
Chungdahm Learning, Inc.	580	7,196
CJ CGV Company, Ltd. (A)	706	13,989
CJ CheilJedang Corp.	492	98,848
CJ Corp.	1,166	77,662
CJ ENM Company, Ltd.	738	77,143
CJ Freshway Corp.	785	13,844
CJ Logistics Corp. (A)	437	48,411
Clean & Science Company, Ltd.	436	9,677
CMG Pharmaceutical Company, Ltd. (A)	4,018	12,015
Com2uS Corp.	423	34,448
Coreana Cosmetics Company, Ltd. (A)	428	1,523
COSMAX NBT, Inc. (A)	1,250	5,765
Cosmax, Inc.	417	25,880
CosmoAM&T Company, Ltd. (A)	1,343	10,066
Cosmochemical Company, Ltd. (A)	950	5,987
COSON Company, Ltd. (A)	581	2,707
Coway Company, Ltd.	1,927	109,839
COWELL FASHION Company, Ltd.	3,245	12,659
CS Wind Corp.	207	6,167
CTC BIO, Inc. (A)	644	2,874
Cuckoo Holdings Company, Ltd. (A)	129	10,351
Cuckoo Homesys Company, Ltd. (A)	761	23,768
44	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
D.I. Corp.	851	$1,937
Dae Dong Industrial Company, Ltd. (A)	657	2,466
Dae Han Flour Mills Company, Ltd.	120	12,856
Dae Hwa Pharmaceutical Company, Ltd.	763	6,243
Dae Won Kang Up Company, Ltd.	3,502	9,547
Dae Young Packaging Company, Ltd. (A)	4,196	3,779
Daea TI Company, Ltd.	1,930	6,484
Daehan New Pharm Company, Ltd. (A)	1,118	9,099
Daehan Steel Company, Ltd.	1,190	4,960
Daejoo Electronic Materials Company, Ltd. (A)	405	5,688
Daekyo Company, Ltd.	3,192	13,001
Daelim Industrial Company, Ltd. (A)	1,867	112,450
Daesang Corp. (A)	1,153	18,798
Daesang Holdings Company, Ltd.	1,433	6,498
Daewon Cable Company, Ltd. (A)	2,197	1,743
Daewon Pharmaceutical Company, Ltd.	680	7,878
Daewon San Up Company, Ltd.	1,661	7,018
Daewoo Engineering & Construction Company, Ltd. (A)	10,866	36,765
Daewoong Company, Ltd.	1,309	11,023
Daewoong Pharmaceutical Company, Ltd.	135	11,758
Daihan Pharmaceutical Company, Ltd.	428	10,561
Daishin Securities Company, Ltd. (A)	1,799	14,080
Daou Data Corp.	1,820	10,994
Daou Technology, Inc.	1,699	22,575
Dasan Networks, Inc. (A)	946	5,544
Dawonsys Company, Ltd.	926	12,404
DB Financial Investment Company, Ltd. (A)	3,443	10,178
DB HiTek Company, Ltd.	2,268	45,938
DB Insurance Company, Ltd.	5,286	188,737
DB, Inc. (A)	6,345	3,775
Deutsch Motors, Inc. (A)	2,601	14,368
DGB Financial Group, Inc.	6,891	32,011
DHP Korea Company, Ltd.	549	3,268
DI Dong Il Corp. (A)	113	6,658
DIO Corp. (A)	618	17,134
DMS Company, Ltd.	2,801	9,744
Dong A Eltek Company, Ltd.	876	5,234
Dong-A ST Company, Ltd.	230	16,850
Dong-Ah Geological Engineering Company, Ltd.	855	10,068
Dongjin Semichem Company, Ltd. (A)	1,855	23,223
DongKook Pharmaceutical Company, Ltd.	356	24,767
Dongkuk Steel Mill Company, Ltd. (A)	7,284	28,332
Dongsuh Companies, Inc.	1,160	14,894
DONGSUNG Corp.	982	3,452
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
South Korea (continued)
Dongsung Finetec Company, Ltd.	639	$5,045
Dongwha Pharmaceutical Company, Ltd.	1,513	8,474
Dongwon Development Company, Ltd.	8,327	26,192
Dongwon F&B Company, Ltd.	69	11,887
Dongwon Industries Company, Ltd.	102	16,569
Dongwon Systems Corp.	324	5,882
Doosan Bobcat, Inc.	2,428	56,856
Doosan Company, Ltd.	217	10,053
Doosan Fuel Cell Company, Ltd. (A)	727	4,058
Doosan Heavy Industries & Construction Company, Ltd. (A)	10,131	42,307
Doosan Infracore Company, Ltd. (A)	12,806	44,764
Doosan Solus Company, Ltd. (A)	400	8,224
DoubleUGames Company, Ltd.	350	11,891
Douzone Bizon Company, Ltd.	1,172	84,381
Duk San Neolux Company, Ltd. (A)	786	21,773
DY Corp.	2,484	8,690
DY POWER Corp.	1,051	7,019
e Tec E&C, Ltd.	168	7,580
E1 Corp.	642	21,545
Eagon Holdings Company, Ltd. (A)	10,839	19,912
Easy Bio, Inc. (A)	4,817	17,740
Ecopro Company, Ltd.	781	14,836
Ehwa Technologies Information Company, Ltd. (A)	41,722	6,782
E-MART, Inc.	688	60,089
EM-Tech Company, Ltd. (A)	1,048	7,109
EMW Company, Ltd. (A)(D)	8,120	13,940
ENF Technology Company, Ltd.	1,124	22,393
Eo Technics Company, Ltd. (A)	333	24,649
Estechpharma Company, Ltd.	422	3,270
Eugene Corp.	3,338	10,553
Eugene Investment & Securities Company, Ltd. (A)	7,899	12,948
Eugene Technology Company, Ltd.	1,539	24,274
F&F Company, Ltd.	346	27,007
Feelux Company, Ltd. (A)	1,369	5,963
Fila Holdings Corp.	1,790	56,942
Fine Semitech Corp.	1,874	12,452
Foosung Company, Ltd.	2,863	17,296
Fursys, Inc.	336	7,826
Gabia, Inc. (A)	1,060	8,391
Gamevil, Inc. (A)	325	5,758
Gaon Cable Company, Ltd.	244	3,738
Geumhwa PSC Company, Ltd. (A)	327	6,558
GNCO Company, Ltd. (A)	3,240	3,341
GOLFZON Company, Ltd. (A)	304	12,019
46	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Grand Korea Leisure Company, Ltd.	2,113	$29,203
Green Cross Cell Corp.	117	3,366
Green Cross Corp.	186	17,319
Green Cross Holdings Corp.	976	14,131
GS Engineering & Construction Corp.	4,553	99,577
GS Global Corp. (A)	4,428	6,326
GS Holdings Corp.	4,858	166,686
GS Home Shopping, Inc.	189	19,403
GS Retail Company, Ltd.	1,539	44,735
Hae In Corp.	703	2,238
HAESUNG DS Company, Ltd.	1,272	17,128
Haimarrow Food Service Company, Ltd.	7,718	17,236
Halla Holdings Corp.	659	19,309
Hana Financial Group, Inc.	7,654	198,213
Hana Tour Service, Inc.	594	20,347
Hanall Biopharma Company, Ltd. (A)	1,203	23,679
Hancom, Inc. (A)	1,410	11,750
Handok, Inc.	440	8,032
Handsome Company, Ltd.	592	12,068
Hanil Cement Company, Ltd.	130	7,853
Hanil Holdings Company, Ltd.	261	7,245
Hanil Hyundai Cement Company, Ltd.	101	2,038
Hanjin Heavy Industries & Construction Company, Ltd. (A)	3,306	11,556
Hanjin Kal Corp. (A)	579	32,544
Hanjin Transportation Company, Ltd. (A)	479	12,402
Hankook Shell Oil Company, Ltd.	74	15,817
Hankook Tire & Technology Company, Ltd.	5,223	109,918
Hanmi Pharm Company, Ltd. (A)	190	40,895
Hanmi Science Company, Ltd. (A)	363	8,923
HanmiGlobal Company, Ltd.	473	2,987
Hanon Systems	7,452	64,807
Hans Biomed Corp.	412	7,265
Hansae Company, Ltd.	698	7,838
Hansae Yes24 Holdings Company, Ltd. (A)	769	3,768
Hanshin Construction Company, Ltd. (A)	985	11,025
Hansol Chemical Company, Ltd.	596	46,103
Hansol Holdings Company, Ltd. (A)	6,093	15,170
Hansol Paper Company, Ltd.	1,635	17,517
Hansol Technics Company, Ltd. (A)	4,255	24,647
Hanssem Company, Ltd.	268	14,070
Hanwha Aerospace Company, Ltd. (A)	1,538	35,034
Hanwha Corp.	1,297	21,646
Hanwha General Insurance Company, Ltd. (A)	6,667	12,168
Hanwha Investment & Securities Company, Ltd. (A)	11,414	16,793
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
South Korea (continued)
Hanwha Life Insurance Company, Ltd.	25,921	$35,450
Hanwha Solutions Corp.	4,198	62,773
Hanyang Eng Company, Ltd.	1,161	9,201
Hanyang Securities Company, Ltd. (A)	2	13
Harim Holdings Company, Ltd.	2,199	12,864
HB Technology Company, Ltd.	4,557	10,155
HDC Holdings Company, Ltd.	2,820	21,386
HDC I-Controls Company, Ltd. (A)	262	1,765
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	8,032	18,719
Hite Jinro Company, Ltd. (A)	899	19,786
Hitejinro Holdings Company, Ltd. (A)	5	48
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	3,964
HLB, Inc. (A)	429	35,202
Homecast Company, Ltd. (A)	1,134	3,873
Hotel Shilla Company, Ltd.	1,652	108,579
HS Industries Company, Ltd. (A)	3,265	29,352
HS R&A Company, Ltd. (A)	5,930	9,486
HSD Engine Company, Ltd. (A)	1,919	5,660
Huchems Fine Chemical Corp.	1,256	18,999
Hugel, Inc. (A)	57	17,843
Humax Company, Ltd. (A)	1,565	5,583
Humedix Company, Ltd.	475	7,520
Huneed Technologies (A)	2,215	10,321
Huons Company, Ltd.	1,022	37,561
Huons Global Company, Ltd.	1,862	44,447
Huvis Corp.	1,370	7,020
Huvitz Company, Ltd.	672	4,905
Hwa Shin Company, Ltd.	1,306	2,894
Hwajin Company, Ltd. (A)(D)	8,174	18,535
HwaSung Industrial Company, Ltd.	1,690	12,777
Hy-Lok Corp.	1,026	12,119
Hyosung Advanced Materials Corp. (A)	243	16,837
Hyosung Chemical Corp.	174	15,010
Hyosung Corp.	456	26,557
Hyosung Heavy Industries Corp. (A)	591	9,695
Hyosung TNC Company, Ltd.	189	23,082
Hyundai Bioscience Company, Ltd. (A)	1,208	11,122
Hyundai BNG Steel Company, Ltd. (A)	218	1,317
Hyundai Construction Equipment Company, Ltd. (A)	1,282	21,785
Hyundai Corp.	702	7,960
Hyundai Corp. Holdings, Inc.	587	4,618
Hyundai Department Store Company, Ltd.	380	21,998
Hyundai Electric & Energy System Company, Ltd. (A)	1,095	7,861
Hyundai Elevator Company, Ltd. (A)	631	28,294
48	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hyundai Engineering & Construction Company, Ltd.	1,753	$50,687
Hyundai Glovis Company, Ltd.	827	84,363
Hyundai Greenfood Company, Ltd.	3,412	24,362
Hyundai Heavy Industries Holdings Company, Ltd.	407	90,752
Hyundai Home Shopping Network Corp.	441	26,866
Hyundai Livart Furniture Company, Ltd.	1,313	10,180
Hyundai Marine & Fire Insurance Company, Ltd.	5,989	111,653
Hyundai Merchant Marine Company, Ltd. (A)	10,849	29,269
Hyundai Mipo Dockyard Company, Ltd.	934	28,378
Hyundai Mobis Company, Ltd.	1,258	219,884
Hyundai Motor Company	3,923	374,746
Hyundai Pharmaceutical Company, Ltd.	1,136	4,015
Hyundai Rotem Company, Ltd. (A)	712	7,851
Hyundai Steel Company	2,774	55,112
Hyundai Telecommunication Company, Ltd. (A)	353	1,975
Hyundai Wia Corp.	1,183	37,647
IHQ, Inc. (A)	4,680	6,133
Il Dong Pharmaceutical Company, Ltd.	2,264	25,444
Iljin Diamond Company, Ltd. (A)	359	7,142
Iljin Materials Company, Ltd. (A)	546	21,051
Ilshin Spinning Company, Ltd.	170	8,645
Ilyang Pharmaceutical Company, Ltd.	639	10,880
iMarketKorea, Inc.	1,567	12,045
InBody Company, Ltd. (A)	1,161	18,966
Industrial Bank of Korea	10,089	79,565
Innocean Worldwide, Inc.	383	21,212
Innox Advanced Materials Company, Ltd. (A)	1,959	68,973
Inscobee, Inc. (A)	4,497	10,590
Insun ENT Company, Ltd. (A)	1,874	10,904
Interojo Company, Ltd.	1,072	21,468
Interpark Holdings Corp.	2,562	3,756
INTOPS Company, Ltd.	1,885	18,690
IS Dongseo Company, Ltd.	1,458	32,428
i-SENS, Inc.	526	8,964
ISU Chemical Company, Ltd.	968	6,659
IsuPetasys Company, Ltd.	1,131	3,069
It's Hanbul Company, Ltd. (A)	350	4,329
J.ESTINA Company, Ltd. (A)	443	1,044
Jahwa Electronics Company, Ltd. (A)	827	6,066
Jayjun Cosmetic Company, Ltd. (A)	1,190	3,140
JB Financial Group Company, Ltd.	11,063	45,825
Jcontentree Corp. (A)	206	6,017
Jeil Savings Bank (A)(D)	1,850	0
Jeju Air Company, Ltd. (A)	631	10,353
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
South Korea (continued)
Jinsung T.E.C. (A)	2,276	$10,291
JS Corp.	384	3,158
Jusung Engineering Company, Ltd.	2,598	13,240
JVM Company, Ltd.	109	1,973
JW Life Science Corp.	981	14,126
JW Pharmaceutical Corp.	597	11,978
JYP Entertainment Corp.	1,091	18,984
Kakao Corp.	431	61,823
Kanglim Company, Ltd. (A)	1,810	2,596
Kangnam Jevisco Company, Ltd. (A)	439	6,495
Kangwon Land, Inc. (A)	1,985	37,437
KAON Media Company, Ltd.	350	1,778
KB Financial Group, Inc.	15,308	483,936
KC Company, Ltd.	858	9,891
KC Tech Company, Ltd.	460	6,984
KCC Corp.	194	26,502
KCC Engineering & Construction Company, Ltd.	812	3,488
KCC Glass Corp. (A)	183	4,008
KEPCO Engineering & Construction Company, Inc. (A)	427	6,340
KEPCO Plant Service & Engineering Company, Ltd. (A)	1,384	38,022
KEYEAST Company, Ltd. (A)	5,530	13,783
KG Eco Technology Service Company, Ltd.	1,004	2,938
Kginicis Company, Ltd.	1,735	29,028
KGMobilians Company, Ltd.	1,431	6,733
KH Vatec Company, Ltd. (A)	1,223	20,606
Kia Motors Corp.	7,524	227,035
KINX, Inc.	402	13,922
KISCO Corp.	2,054	6,465
KISCO Holdings Company, Ltd.	939	8,281
KISWIRE, Ltd. (A)	1,181	16,581
KIWOOM Securities Company, Ltd. (A)	814	44,643
KMH Company, Ltd.	601	2,642
KMW Company, Ltd. (A)	436	18,135
Kodaco Company, Ltd. (A)(D)	7,499	13,553
Koentec Company, Ltd.	2,009	14,267
Koh Young Technology, Inc. (A)	486	38,708
Kolmar BNH Company, Ltd. (A)	1,146	25,587
Kolmar Korea Holdings Company, Ltd. (A)	571	10,150
Kolon Industries, Inc.	1,191	33,175
KoMiCo, Ltd.	583	13,839
Korea Aerospace Industries, Ltd. (A)	1,205	25,765
Korea Asset In Trust Company, Ltd.	15,958	32,731
Korea Autoglass Corp.	1,054	11,726
Korea Circuit Company, Ltd. (A)	1,133	10,291
50	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Korea District Heating Corp. (A)	413	$12,998
Korea Electric Power Corp.	6,387	111,763
Korea Electric Terminal Company, Ltd.	438	11,734
Korea Gas Corp.	1,625	37,646
Korea Investment Holdings Company, Ltd. (A)	2,507	130,744
Korea Line Corp. (A)	1,420	20,012
Korea Materials & Analysis Corp. (A)	218	1,919
Korea Petrochemical Industrial Company, Ltd.	246	17,509
Korea Real Estate Investment & Trust Company, Ltd.	13,600	21,512
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	826	71,013
Korea United Pharm, Inc.	596	7,717
Korea Zinc Company, Ltd. (A)	267	91,350
Korean Air Lines Company, Ltd. (A)	3,868	69,914
Korean Reinsurance Company	5,180	34,967
Kortek Corp.	1,000	8,378
KPM Tech Company, Ltd. (A)	4,649	3,056
KPX Chemical Company, Ltd.	134	5,476
KSS LINE, Ltd.	3,146	19,885
KT Corp.	1,250	24,623
KT Skylife Company, Ltd.	2,656	16,065
KT&G Corp.	2,995	208,378
Kukdo Chemical Company, Ltd.	223	7,375
Kumho Industrial Company, Ltd. (A)	1,164	7,553
Kumho Petrochemical Company, Ltd.	1,219	60,298
Kumho Tire Company, Inc. (A)	6,125	18,617
Kwang Dong Pharmaceutical Company, Ltd.	1,959	9,250
Kyeryong Construction Industrial Company, Ltd.	847	11,599
Kyongbo Pharmaceutical Company, Ltd.	455	2,833
Kyung Dong Navien Company, Ltd.	334	10,275
Kyungbang Company, Ltd.	1,157	8,682
KyungDong Invest Company, Ltd.	30	828
Kyung-In Synthetic Corp.	2,070	12,994
L&F Company, Ltd.	652	11,862
LB Semicon, Inc. (A)	3,114	18,217
Leaders Cosmetics Company, Ltd. (A)	484	1,633
LEENO Industrial, Inc.	515	34,665
LF Corp.	1,828	18,994
LG Chem, Ltd.	911	276,006
LG Corp.	2,246	124,843
LG Display Company, Ltd., ADR (C)	22,102	128,192
LG Electronics, Inc.	7,463	375,390
LG Hausys, Ltd.	473	17,693
LG HelloVision Company, Ltd.	2,843	10,259
LG Household & Health Care, Ltd.	315	317,993
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
South Korea (continued)
LG Innotek Company, Ltd.	920	$99,536
LG International Corp.	2,319	21,671
LG Uplus Corp.	7,805	84,865
LIG Nex1 Company, Ltd.	395	8,531
Lion Chemtech Company, Ltd.	824	5,139
Livefinancial Company, Ltd. (A)	1,085	1,428
Lock&Lock Company, Ltd. (A)	920	9,090
Lotte Chemical Corp.	446	69,743
Lotte Chilsung Beverage Company, Ltd. (A)	242	22,307
Lotte Confectionery Company, Ltd.	114	12,748
Lotte Corp.	1,028	24,783
LOTTE Fine Chemical Company, Ltd.	1,260	34,765
Lotte Food Company, Ltd. (A)	33	8,973
Lotte Himart Company, Ltd.	604	10,559
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	9,017
Lotte Shopping Company, Ltd.	386	30,574
LS Corp.	896	26,749
LS Industrial Systems Company, Ltd.	999	36,058
Macrogen, Inc. (A)	335	6,947
Maeil Dairies Company, Ltd. (A)	256	17,216
Maeil Holdings Company, Ltd. (A)	480	3,883
Magicmicro Company, Ltd. (A)	2,534	1,241
Mando Corp.	2,262	56,172
Mcnex Company, Ltd.	1,165	31,539
ME2ON Company, Ltd. (A)	2,810	12,299
Medience Comapny, Ltd. (A)	476	3,252
Medy-Tox, Inc.	1,274	316,295
Meerecompany, Inc.	737	15,622
MegaStudyEdu Company, Ltd. (A)	785	27,466
Meritz Financial Group, Inc.	3,755	31,556
Meritz Fire & Marine Insurance Company, Ltd.	4,421	54,048
Meritz Securities Company, Ltd.	19,208	55,470
MiCo, Ltd.	2,851	18,400
Minwise Company, Ltd. (A)	1,182	12,364
Mirae Asset Daewoo Company, Ltd. (A)	10,763	56,790
Mirae Asset Life Insurance Company, Ltd.	6,888	22,725
MK Electron Company, Ltd.	1,581	9,585
Modetour Network, Inc. (A)	724	8,413
Moorim P&P Company, Ltd.	2,438	7,279
Multicampus Company, Ltd.	178	5,341
MyungMoon Pharm Company, Ltd. (A)	862	2,955
Namhae Chemical Corp. (A)	1,084	6,224
Namyang Dairy Products Company, Ltd. (A)	49	15,258
Nasmedia Company, Ltd.	634	18,526
52	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
NAVER Corp.	2,187	$313,924
NCSoft Corp.	337	180,143
NeoPharm Company, Ltd.	409	11,418
NEPES Corp. (A)	1,937	47,241
Netmarble Corp. (A)(B)	311	22,851
New Power Plasma Company, Ltd. (A)	1,100	3,425
Nexen Corp.	3,411	14,032
Nexen Tire Corp. (A)	4,056	21,396
NextEye Company, Ltd. (A)	397	377
NH Investment & Securities Company, Ltd. (A)	3,814	31,756
NHN Corp. (A)	665	38,165
NHN KCP Corp.	1,022	25,673
NICE Holdings Company, Ltd. (A)	1,125	19,053
Nice Information & Telecommunication, Inc. (A)	598	15,358
NICE Information Service Company, Ltd. (A)	1,825	23,973
NICE Total Cash Management Company, Ltd. (A)	2,194	12,452
Nong Woo Bio Company, Ltd.	564	4,443
NongShim Company, Ltd.	117	25,240
NOROO Paint & Coatings Company, Ltd. (A)	430	2,349
OCI Company, Ltd. (A)	554	22,738
Opto Device Technology Company, Ltd.	373	1,277
OPTRON-TEC, Inc. (A)	2,457	12,704
Orion Holdings Corp.	1,265	14,911
Osstem Implant Company, Ltd. (A)	379	10,381
Ottogi Corp.	37	15,225
Paik Kwang Industrial Company, Ltd. (A)	3,130	7,751
Pan Ocean Company, Ltd. (A)	9,495	29,521
Pan-Pacific Company, Ltd.	5,799	10,910
Paradise Company, Ltd.	1,307	17,909
Partron Company, Ltd.	4,282	32,123
Pearl Abyss Corp. (A)	209	30,893
PHARMA RESEARCH PRODUCTS Company, Ltd. (A)	170	5,762
Pharmicell Company, Ltd. (A)	3,253	20,917
PNE Solution Company, Ltd. (A)	529	6,217
Poonglim Industrial Company, Ltd. (A)(D)	276	19
Poongsan Corp.	1,263	21,519
Poongsan Holdings Corp.	406	10,088
POSCO	2,984	479,293
POSCO Chemical Company, Ltd.	848	38,869
Posco ICT Company, Ltd.	4,009	14,962
Posco International Corp.	3,312	41,085
Posco M-Tech Company, Ltd.	2,114	6,552
Power Logics Company, Ltd.	1,809	12,961
Protec Company, Ltd.	1,269	16,129
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
South Korea (continued)
PSK, Inc.	1,236	$24,156
Pulmuone Company, Ltd.	2,010	18,260
Pyeong Hwa Automotive Company, Ltd.	901	5,144
RFHIC Corp.	538	13,532
S&T Dynamics Company, Ltd.	7,663	37,122
S&T Holdings Company, Ltd.	302	3,282
S&T Motiv Company, Ltd.	643	20,821
S.Y. Company, Ltd. (A)	981	4,167
S-1 Corp.	1,084	72,922
Sam Chun Dang Pharm Company, Ltd.	567	18,932
Sam Young Electronics Company, Ltd.	1,158	7,372
Sam Yung Trading Company, Ltd.	1,857	22,325
Sambon Electronics Company, Ltd. (A)	1,293	2,074
Samchully Company, Ltd. (A)	240	15,542
Samho Development Company, Ltd.	1,773	5,979
Samho International Company, Ltd.	32	418
Samick THK Company, Ltd.	534	5,548
Samjin Pharmaceutical Company, Ltd.	502	9,292
Sammok S-Form Company, Ltd.	1,048	5,795
SAMPYO Cement Company, Ltd.	2,549	6,380
Samsung Biologics Company, Ltd. (A)(B)	97	37,225
Samsung C&T Corp.	1,210	106,073
Samsung Card Company, Ltd.	1,362	37,809
Samsung Electro-Mechanics Company, Ltd.	2,426	256,280
Samsung Electronics Company, Ltd.	255,882	11,517,601
Samsung Engineering Company, Ltd. (A)	5,388	62,802
Samsung Fire & Marine Insurance Company, Ltd.	1,597	260,123
Samsung Heavy Industries Company, Ltd. (A)	9,256	45,027
Samsung Life Insurance Company, Ltd.	1,740	83,579
Samsung Pharmaceutical Company, Ltd. (A)(C)	3,416	9,737
Samsung SDI Company, Ltd.	389	94,554
Samsung SDS Company, Ltd.	912	126,197
Samsung Securities Company, Ltd.	2,538	69,475
SAMT Company, Ltd.	5,773	10,191
Samwha Capacitor Company, Ltd.	526	25,894
Samyang Corp.	486	15,091
Samyang Foods Company, Ltd.	292	20,922
Samyang Holdings Corp.	435	17,601
Samyang Tongsang Company, Ltd.	232	10,701
Sang-A Frontec Company, Ltd.	430	5,129
Sangbo Corp. (A)	2,204	1,553
Sangsangin Company, Ltd.	3,162	20,619
Sangsin Energy Display Precision Company, Ltd.	990	5,914
SaraminHR Company, Ltd.	326	7,105
54	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
SBS Media Holdings Company, Ltd. (A)	945	$1,395
S-Connect Company, Ltd. (A)	6,872	12,982
Seah Besteel Corp.	1,593	14,345
SeAH Holdings Corp.	94	5,158
SeAH Steel Corp.	352	14,190
Sebang Company, Ltd. (A)	1,104	8,435
Sebang Global Battery Company, Ltd.	496	12,904
Seegene, Inc. (A)	879	26,944
Sejong Industrial Company, Ltd.	995	3,246
Seobu T&D (A)	4,436	25,236
Seohan Company, Ltd. (A)	9,774	7,944
Seohee Construction Company, Ltd. (A)	18,520	14,849
Seojin System Company, Ltd. (A)	696	15,154
Seoul Semiconductor Company, Ltd. (A)	1,598	19,990
SEOWONINTECH Company, Ltd.	540	2,446
Seoyon E-Hwa Company, Ltd. (A)	105	355
Sewon Cellontech Company, Ltd. (A)	2,245	4,118
SEWOONMEDICAL Company, Ltd.	1,931	4,851
SFA Engineering Corp.	833	25,764
SFA Semicon Company, Ltd. (A)	6,891	32,286
SFC Company, Ltd. (A)(D)	3,804	5,685
SH Energy & Chemical Company, Ltd. (A)	2,681	2,005
Shin Poong Pharmaceutical Company, Ltd. (A)	1,448	8,716
Shindaeyang Paper Company, Ltd. (A)	237	10,687
Shinhan Financial Group Company, Ltd.	14,173	379,050
Shinhan Financial Group Company, Ltd., ADR	3,580	95,729
Shinil Industrial Company, Ltd.	4,362	6,072
Shinsegae Engineering & Construction Company, Ltd.	261	4,657
Shinsegae Food Company, Ltd.	212	10,219
Shinsegae Information & Communication Company, Ltd.	72	5,666
Shinsegae International, Inc.	109	16,468
Shinsegae, Inc.	301	57,693
Shinyoung Securities Company, Ltd.	686	28,124
SHOWBOX Corp.	5,970	16,187
Silicon Works Company, Ltd.	652	18,100
SIMMTECH Company, Ltd.	1,480	13,017
Sindoh Company, Ltd.	703	17,386
SK Bioland Company, Ltd.	727	13,636
SK Chemicals Company, Ltd.	424	20,001
SK D&D Company, Ltd.	481	10,997
SK Discovery Company, Ltd.	1,163	20,816
SK Gas, Ltd.	463	29,729
SK Holdings Company, Ltd.	1,346	213,778
SK Hynix, Inc.	27,358	2,021,500
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
South Korea (continued)
SK Innovation Company, Ltd.	2,574	$243,708
SK Materials Company, Ltd.	267	32,922
SK Networks Company, Ltd.	9,038	32,429
SK Securities Company, Ltd. (A)	33,889	15,026
SK Telecom Company, Ltd.	644	112,753
SKC Company, Ltd.	1,009	42,837
SKC Solmics Company, Ltd. (A)	3,773	9,004
SKCKOLONPI, Inc.	558	15,764
SL Corp. (A)	916	11,281
SM Entertainment Company, Ltd. (A)	668	15,780
S-MAC Company, Ltd. (A)	13,579	10,651
S-Oil Corp.	823	45,748
Songwon Industrial Company, Ltd.	862	8,062
Soulbrain Company, Ltd.	450	32,960
SPC Samlip Company, Ltd. (A)	232	12,895
Spigen Korea Company, Ltd.	296	11,091
Ssangyong Cement Industrial Company, Ltd.	4,522	18,389
Ssangyong Motor Company (A)	3,936	6,045
ST Pharm Company, Ltd. (A)	358	8,705
Suheung Company, Ltd.	920	28,411
SundayToz Corp. (A)	201	2,876
Sung Kwang Bend Company, Ltd.	2,199	14,851
Sungshin Cement Company, Ltd.	1,538	7,246
Sungwoo Hitech Company, Ltd.	6,093	15,515
Sunjin Company, Ltd.	1,060	6,978
Sunny Electronics Corp. (A)	1,058	3,329
Suprema, Inc. (A)	225	6,534
Synopex, Inc. (A)	6,863	12,658
Systems Technology, Inc.	787	10,739
Tae Kyung Industrial Company, Ltd.	604	2,535
Taekwang Industrial Company, Ltd. (A)	45	29,886
Taeyoung Engineering & Construction Company, Ltd.	4,251	45,971
Taihan Electric Wire Company, Ltd. (A)	15,121	7,053
Taihan Fiberoptics Company, Ltd. (A)	3,088	7,234
Taihan Textile Company, Ltd. (A)	263	4,082
TechWing, Inc.	1,236	14,928
Telcon RF Pharmaceutical, Inc. (A)	4,349	16,434
Telechips, Inc.	543	3,790
Theragen Etex Company, Ltd. (A)	1,048	6,360
TK Chemical Corp. (A)	4,083	6,984
TK Corp.	1,609	11,880
Tokai Carbon Korea Company, Ltd.	315	17,629
Tongyang Life Insurance Company, Ltd.	7,524	19,872
Tongyang, Inc. (A)	13,328	15,310
56	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Tonymoly Company, Ltd. (A)	241	$2,082
Top Engineering Company, Ltd.	1,152	11,481
Toptec Company, Ltd.	1,541	12,391
Tovis Company, Ltd.	2,914	18,200
Ubiquoss Holdings, Inc.	528	13,151
Unid Company, Ltd.	821	26,296
Union Semiconductor Equipment & Materials Company, Ltd.	2,789	12,613
Unison Company, Ltd. (A)	101	69
UniTest, Inc.	2,037	23,616
Value Added Technology Company, Ltd.	533	11,424
Vieworks Company, Ltd.	627	15,676
Vitzrocell Company, Ltd.	1,287	16,238
Webzen, Inc. (A)	1,268	15,386
Wemade Company, Ltd.	670	17,017
Whanin Pharmaceutical Company, Ltd.	637	6,996
WiSoL Company, Ltd.	1,676	17,419
WIZIT Company, Ltd. (A)	3,288	1,905
WONIK CUBE Corp. (A)	1,133	1,450
Wonik Holdings Company, Ltd. (A)	3,450	12,396
WONIK IPS Company, Ltd. (A)	731	19,449
Wonik Materials Company, Ltd.	871	16,731
Woongjin Energy Company, Ltd. (A)(D)	2,513	1,608
Woori Financial Group, Inc.	11,908	94,595
Woori Investment Bank Company, Ltd. (A)	13,076	6,077
Woori Technology Investment Company, Ltd. (A)	6,580	12,064
Woori Technology, Inc. (A)	3,129	2,105
Woorison F&G Company, Ltd. (A)	2,437	3,430
Woory Industrial Company, Ltd.	508	9,298
Y G-1 Company, Ltd.	2,396	11,016
YG Entertainment, Inc. (A)	319	7,920
YJM Games Company, Ltd. (A)	1,588	2,132
Young Poong Corp. (A)	45	22,021
Youngone Corp.	961	25,224
Youngone Holdings Company, Ltd.	879	29,166
Yuanta Securities Korea Company, Ltd. (A)	8,310	16,260
Yuhan Corp.	158	27,963
YuHwa Securities Company, Ltd. (A)	2,191	19,709
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	14,771
Zeus Company, Ltd.	624	5,830
Spain 0.0%		43,848
AmRest Holdings SE (A)	4,225	43,848
Taiwan 15.9%		37,519,846
Ability Enterprise Company, Ltd.	24,782	11,288
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
Taiwan (continued)
Ability Opto-Electronics Technology Company, Ltd.	6,753	$8,223
Accton Technology Corp.	19,796	104,435
Acer, Inc.	116,510	61,633
Acter Group Corp., Ltd.	3,550	20,143
Actron Technology Corp.	6,206	20,032
Adlink Technology, Inc.	5,920	10,767
Advanced Ceramic X Corp.	2,000	19,110
Advanced International Multitech Company, Ltd.	18,000	21,556
Advanced Optoelectronic Technology, Inc. (A)	9,000	4,478
Advancetek Enterprise Company, Ltd.	32,761	19,151
Advantech Company, Ltd.	8,854	84,713
Aerospace Industrial Development Corp.	48,000	49,436
AGV Products Corp. (A)	47,000	11,424
Airtac International Group	5,736	89,046
Alchip Technologies, Ltd.	5,000	35,144
Allied Circuit Company, Ltd.	3,000	13,378
Allis Electric Company, Ltd.	16,480	10,589
Alltek Technology Corp.	9,999	6,274
Alpha Networks, Inc. (A)	32,000	21,787
Altek Corp.	20,000	13,067
Amazing Microelectronic Corp.	7,916	23,237
AMPOC Far-East Company, Ltd.	7,000	6,257
AmTRAN Technology Company, Ltd. (A)	85,775	25,888
APCB, Inc.	23,000	17,438
Apex Biotechnology Corp.	8,060	6,490
Apex International Company, Ltd.	16,030	28,477
Arcadyan Technology Corp.	8,898	22,647
Ardentec Corp.	31,363	26,813
ASE Technology Holding Company, Ltd., ADR (C)	116,793	537,234
Asia Cement Corp.	91,608	133,278
Asia Optical Company, Inc.	9,710	26,215
Asia Pacific Telecom Company, Ltd. (A)	116,666	28,524
Asia Polymer Corp.	32,171	14,705
Asia Vital Components Company, Ltd.	19,667	20,852
ASMedia Technology, Inc.	1,260	31,066
ASPEED Technology, Inc.	2,000	61,419
Asustek Computer, Inc.	22,528	150,709
Aten International Company, Ltd.	8,000	22,243
AU Optronics Corp.	279,000	86,341
Aurora Corp.	8,600	24,619
AVY Precision Technology, Inc. (A)	10,871	10,220
Bank of Kaohsiung Company, Ltd.	39,311	12,675
Basso Industry Corp.	8,700	13,107
BenQ Materials Corp.	19,000	11,534
58	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
BES Engineering Corp.	98,200	$22,682
Biostar Microtech International Corp. (A)	6,000	1,969
Bioteque Corp.	6,000	22,746
Boardtek Electronics Corp. (A)	8,000	6,315
Brighton-Best International Taiwan, Inc.	19,817	18,507
C Sun Manufacturing, Ltd.	22,000	16,756
Capital Futures Corp.	9,600	13,637
Capital Securities Corp.	105,826	34,268
Career Technology MFG. Company, Ltd.	29,019	29,846
Casetek Holdings, Ltd.	15,378	20,719
Caswell, Inc.	3,000	10,130
Catcher Technology Company, Ltd.	31,000	232,564
Cathay Financial Holding Company, Ltd.	347,161	454,870
Cathay Real Estate Development Company, Ltd.	41,000	28,294
Celxpert Energy Corp.	8,000	7,061
Central Reinsurance Company, Ltd.	18,666	12,237
Chailease Holding Company, Ltd.	49,397	183,821
ChainQui Construction Development Company, Ltd.	15,906	10,846
Champion Building Materials Company, Ltd. (A)	33,852	6,512
Chang Hwa Commercial Bank, Ltd.	100,669	76,921
Chang Wah Electromaterials, Inc.	2,909	15,122
Chang Wah Technology Company, Ltd.	30,000	27,145
Channel Well Technology Company, Ltd.	21,000	16,112
Charoen Pokphand Enterprise	11,465	23,039
Chaun-Choung Technology Corp.	4,000	29,393
CHC Healthcare Group	12,000	14,143
Chen Full International Company, Ltd.	11,000	12,333
Chenbro Micom Company, Ltd.	8,000	22,724
Cheng Loong Corp.	87,480	67,795
Cheng Mei Materials Technology Corp. (A)	46,050	10,243
Cheng Shin Rubber Industry Company, Ltd.	78,031	100,734
Cheng Uei Precision Industry Company, Ltd.	27,335	32,443
Chia Chang Company, Ltd.	10,000	12,012
Chia Hsin Cement Corp.	62,089	40,829
Chian Hsing Forging Industrial Company, Ltd.	4,000	5,750
Chicony Electronics Company, Ltd.	34,455	93,361
Chicony Power Technology Company, Ltd.	16,305	31,292
Chilisin Electronics Corp.	8,270	28,321
China Airlines, Ltd.	255,820	68,516
China Bills Finance Corp.	82,000	41,106
China Chemical & Pharmaceutical Company, Ltd.	24,000	15,843
China Development Financial Holding Corp.	292,531	87,853
China Electric Manufacturing Corp.	42,200	17,262
China General Plastics Corp.	23,847	15,263
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
Taiwan (continued)
China Life Insurance Company, Ltd. (A)	86,437	$67,845
China Man-Made Fiber Corp.	56,732	13,527
China Metal Products Company, Ltd.	14,966	14,249
China Motor Corp.	17,162	19,865
China Petrochemical Development Corp.	210,047	55,554
China Steel Chemical Corp.	11,000	42,445
China Steel Corp.	549,038	416,272
China Steel Structure Company, Ltd.	7,000	5,407
Ching Feng Home Fashions Company, Ltd. (A)	11,000	12,595
Chin-Poon Industrial Company, Ltd.	28,642	27,802
Chipbond Technology Corp.	42,000	79,907
ChipMOS Technologies, Inc.	51,638	49,310
Chong Hong Construction Company, Ltd.	12,024	32,325
Chroma ATE, Inc.	12,440	57,363
Chun YU Works & Company, Ltd.	75,000	47,784
Chun Yuan Steel Industry Company, Ltd.	69,381	22,802
Chung Hung Steel Corp.	91,226	27,064
Chung Hwa Pulp Corp.	72,898	22,119
Chung-Hsin Electric & Machinery Manufacturing Corp.	37,125	31,683
Chunghwa Telecom Company, Ltd. (C)	107,000	379,216
Cleanaway Company, Ltd.	6,000	31,412
Clevo Company	34,120	34,262
CMC Magnetics Corp. (A)	72,201	18,763
Compal Electronics, Inc.	281,895	169,954
Compeq Manufacturing Company, Ltd.	97,000	121,816
Concord Securities Company, Ltd. (A)	88,940	20,645
Concraft Holding Company, Ltd.	4,972	21,590
Continental Holdings Corp.	48,950	19,735
Contrel Technology Company, Ltd.	18,000	8,759
Coremax Corp.	3,543	7,367
Coretronic Corp.	38,000	45,799
Co-Tech Development Corp.	21,743	25,913
CTBC Financial Holding Company, Ltd.	704,967	523,201
CTCI Corp.	32,000	38,829
Cub Elecparts, Inc.	3,958	25,868
CviLux Corp.	10,200	7,904
CyberPower Systems, Inc.	4,000	13,252
CyberTAN Technology, Inc.	43,000	20,533
Cypress Technology Company, Ltd.	4,500	11,332
Dadi Early-Childhood Education Group, Ltd.	4,123	28,484
Dafeng TV, Ltd.	9,097	12,289
Darfon Electronics Corp.	28,000	34,074
Darwin Precisions Corp.	39,894	16,935
Daxin Materials Corp.	6,000	16,512
60	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
De Licacy Industrial Company, Ltd.	37,187	$27,890
Delta Electronics, Inc.	57,253	259,561
Depo Auto Parts Industrial Company, Ltd.	17,000	29,297
D-Link Corp. (A)	46,657	19,230
Dynapack International Technology Corp.	10,000	18,964
E Ink Holdings, Inc.	48,000	47,935
E.Sun Financial Holding Company, Ltd.	441,798	421,232
Eastern Media International Corp.	31,931	12,344
Eclat Textile Company, Ltd.	6,532	76,111
ECOVE Environment Corp.	4,000	28,962
Edimax Technology Company, Ltd. (A)	25,359	7,142
Egis Technology, Inc.	4,000	27,349
Elan Microelectronics Corp.	16,400	43,985
E-LIFE MALL Corp.	15,000	32,982
Elite Advanced Laser Corp.	12,276	27,670
Elite Material Company, Ltd.	17,831	69,695
Elite Semiconductor Memory Technology, Inc.	18,000	20,157
Elitegroup Computer Systems Company, Ltd. (A)	61,284	22,369
eMemory Technology, Inc.	5,000	51,105
Ennoconn Corp.	4,758	33,431
EnTie Commercial Bank Company, Ltd.	123,000	61,622
Epistar Corp. (A)	69,810	64,417
Eson Precision Ind Company, Ltd.	10,000	10,704
Eternal Materials Company, Ltd.	68,966	61,165
Etron Technology, Inc. (A)	7,000	1,615
Eurocharm Holdings Company, Ltd.	3,000	11,718
Eva Airways Corp.	348,332	137,189
Everest Textile Company, Ltd. (A)	53,492	14,015
Evergreen International Storage & Transport Corp.	35,320	16,086
Evergreen Marine Corp. Taiwan, Ltd. (A)	157,182	58,959
Everlight Chemical Industrial Corp.	61,748	29,966
Everlight Electronics Company, Ltd.	46,000	47,381
Excelsior Medical Company, Ltd.	10,760	18,613
Far Eastern Department Stores, Ltd.	79,558	63,233
Far Eastern International Bank	152,234	58,764
Far Eastern New Century Corp.	154,878	142,761
Far EasTone Telecommunications Company, Ltd.	63,000	136,699
Faraday Technology Corp.	15,751	22,494
Farglory Land Development Company, Ltd.	26,526	32,842
Federal Corp. (A)	44,137	16,552
Feedback Technology Corp.	4,300	8,594
Feng Hsin Steel Company, Ltd.	38,000	68,018
Feng TAY Enterprise Company, Ltd.	12,912	71,080
First Financial Holding Company, Ltd.	323,095	251,442
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

	Shares	Value
Taiwan (continued)
First Hi-Tec Enterprise Company, Ltd.	7,000	$8,703
First Hotel	14,923	7,183
First Steamship Company, Ltd.	47,229	14,223
FLEXium Interconnect, Inc.	24,352	88,694
Flytech Technology Company, Ltd.	6,125	14,905
FocalTech Systems Company, Ltd. (A)	25,000	24,701
Formosa Advanced Technologies Company, Ltd.	20,000	26,245
Formosa Chemicals & Fibre Corp.	49,440	132,743
Formosa International Hotels Corp.	5,171	25,052
Formosa Petrochemical Corp.	15,000	41,896
Formosa Plastics Corp.	59,880	178,756
Formosa Sumco Technology Corp.	5,000	22,673
Formosa Taffeta Company, Ltd.	29,000	31,613
Formosan Rubber Group, Inc.	18,180	10,982
Formosan Union Chemical	52,566	25,804
Founding Construction & Development Company, Ltd.	49,908	25,893
Foxconn Technology Company, Ltd.	30,617	59,436
Foxsemicon Integrated Technology, Inc.	2,427	13,170
FSP Technology, Inc.	21,603	14,549
Fubon Financial Holding Company, Ltd.	250,422	362,493
Fulgent Sun International Holding Company, Ltd.	8,738	30,504
Fulltech Fiber Glass Corp.	33,357	13,104
G Shank Enterprise Company, Ltd.	16,562	11,882
Gamania Digital Entertainment Company, Ltd.	13,000	24,092
GEM Services, Inc.	8,580	16,210
Gemtek Technology Corp. (A)	26,496	19,577
General Interface Solution Holding, Ltd.	19,000	60,298
Genius Electronic Optical Company, Ltd.	4,952	79,006
GeoVision, Inc. (A)	1,703	1,472
Getac Technology Corp.	20,000	31,843
Giant Manufacturing Company, Ltd.	11,000	58,944
Gigabyte Technology Company, Ltd.	17,719	29,860
Ginko International Company, Ltd.	3,000	17,288
Global Brands Manufacture, Ltd.	26,611	12,173
Global Lighting Technologies, Inc.	7,000	29,161
Global Mixed Mode Technology, Inc.	2,000	7,006
Global PMX Company, Ltd.	4,000	19,713
Global Unichip Corp.	5,000	35,892
Globalwafers Company, Ltd.	13,000	168,225
Globe Union Industrial Corp.	27,450	14,752
Gloria Material Technology Corp.	41,300	22,757
Gold Circuit Electronics, Ltd. (A)	40,071	19,140
Goldsun Building Materials Company, Ltd.	61,005	25,852
Gourmet Master Company, Ltd.	4,494	13,768
62	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Grand Ocean Retail Group, Ltd.	10,000	$7,158
Grand Pacific Petrochemical (A)	92,000	49,347
GrandTech CG Systems, Inc.	11,550	15,837
Grape King Bio, Ltd.	7,000	50,058
Great China Metal Industry	35,000	26,614
Great Taipei Gas Company, Ltd.	60,000	62,822
Great Wall Enterprise Company, Ltd.	35,307	46,571
Greatek Electronics, Inc.	20,000	30,817
Hannstar Board Corp.	21,895	25,347
HannStar Display Corp.	120,980	26,036
HannsTouch Solution, Inc. (A)	53,514	19,070
Hey Song Corp.	38,250	40,907
Highwealth Construction Corp.	47,860	70,545
Hitron Technology, Inc.	8,267	6,443
Hiwin Technologies Corp.	9,118	88,500
Ho Tung Chemical Corp.	55,773	14,134
Holtek Semiconductor, Inc.	12,000	25,562
Holy Stone Enterprise Company, Ltd.	7,000	22,499
Hon Hai Precision Industry Company, Ltd.	230,352	601,094
Hong Pu Real Estate Development Company, Ltd.	25,000	19,130
Hota Industrial Manufacturing Company, Ltd.	12,396	46,141
Hotai Motor Company, Ltd.	10,000	202,589
Hotron Precision Electronic Industrial Company, Ltd.	11,991	14,731
Hsin Yung Chien Company, Ltd.	4,410	11,817
Hsing TA Cement Company, Ltd.	21,812	12,096
HTC Corp.	26,700	30,157
Hu Lane Associate, Inc.	9,066	23,724
HUA ENG Wire & Cable Company, Ltd. (A)	59,000	16,999
Hua Nan Financial Holdings Company, Ltd.	296,022	209,458
Huaku Development Company, Ltd.	12,353	35,031
Huang Hsiang Construction Corp.	18,000	19,730
Hung Ching Development & Construction Company, Ltd.	2,000	1,300
Hung Sheng Construction, Ltd. (A)	51,655	34,910
Hwa Fong Rubber Industrial Company, Ltd. (A)	24,324	10,037
IBF Financial Holdings Company, Ltd.	301,409	112,647
IEI Integration Corp.	19,080	28,492
Innodisk Corp.	6,471	38,164
Innolux Corp.	298,219	76,882
Inpaq Technology Company, Ltd.	6,650	6,727
Intai Technology Corp.	3,000	11,648
Integrated Service Technology, Inc. (A)	9,642	12,106
International CSRC Investment Holdings Company	55,797	49,123
International Games System Company, Ltd.	5,000	98,046
Inventec Corp.	144,705	108,425
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	63

	Shares	Value
Taiwan (continued)
Iron Force Industrial Company, Ltd.	6,000	$17,812
I-Sheng Electric Wire & Cable Company, Ltd.	18,000	26,061
ITE Technology, Inc.	15,881	23,007
ITEQ Corp.	11,700	54,128
Jarllytec Company, Ltd.	6,000	16,269
Jih Lin Technology Company, Ltd.	5,000	9,087
Jih Sun Financial Holdings Company, Ltd.	95,843	31,303
Jinli Group Holdings, Ltd.	12,367	3,918
Jourdeness Group, Ltd.	3,000	8,667
Kaimei Electronic Corp.	4,093	5,015
KEE TAI Properties Company, Ltd.	24,973	9,176
Kenda Rubber Industrial Company, Ltd.	39,372	36,394
Kenmec Mechanical Engineering Company, Ltd. (A)	23,000	11,814
Kerry TJ Logistics Company, Ltd.	21,000	28,034
Kindom Development Company, Ltd.	23,000	19,641
King Slide Works Company, Ltd.	2,000	22,773
King Yuan Electronics Company, Ltd.	104,762	110,763
Kingpak Technology, Inc.	4,417	25,027
King's Town Bank Company, Ltd.	52,000	62,648
King's Town Construction Company, Ltd. (A)	9,514	9,438
Kinik Company	12,000	24,189
Kinko Optical Company, Ltd. (A)	10,000	7,839
Kinpo Electronics, Inc.	103,724	45,335
Kinsus Interconnect Technology Corp.	18,000	30,244
KMC Kuei Meng International, Inc.	10,150	33,025
KS Terminals, Inc.	14,000	18,407
Kung Long Batteries Industrial Company, Ltd.	5,000	24,396
Kwong Lung Enterprise Company, Ltd.	7,000	9,998
L&K Engineering Company, Ltd.	21,952	20,424
LandMark Optoelectronics Corp.	4,000	34,072
Lanner Electronics, Inc.	7,422	14,565
Largan Precision Company, Ltd.	3,000	424,352
Lealea Enterprise Company, Ltd.	54,863	15,824
Lelon Electronics Corp.	7,085	8,326
Lextar Electronics Corp.	28,000	14,089
Li Cheng Enterprise Company, Ltd.	11,261	13,659
Li Peng Enterprise Company, Ltd.	102,760	22,008
Lian HWA Food Corp.	13,301	17,898
Lida Holdings, Ltd.	4,640	5,258
Lien Hwa Industrial Holdings Corp.	22,265	27,677
Lingsen Precision Industries, Ltd. (A)	43,101	15,141
Lite-On Technology Corp.	131,250	186,859
Long Bon International Company, Ltd.	26,340	11,997
Longchen Paper & Packaging Company, Ltd.	44,511	26,369
64	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Longwell Company	10,000	$19,909
Lotes Company, Ltd.	5,139	49,075
Lumax International Corp., Ltd.	6,855	15,720
Lung Yen Life Service Corp.	13,000	25,883
Macauto Industrial Company, Ltd.	8,000	19,669
Machvision, Inc.	2,000	23,356
Macronix International	116,706	122,691
Makalot Industrial Company, Ltd.	13,253	64,584
Materials Analysis Technology, Inc.	5,810	12,743
Mayer Steel Pipe Corp.	16,407	8,354
MediaTek, Inc.	22,000	255,758
Mega Financial Holding Company, Ltd.	152,531	161,515
Mercuries & Associates Holding, Ltd. (A)	36,448	26,103
Mercuries Life Insurance Company, Ltd. (A)	64,285	24,674
Merida Industry Company, Ltd.	8,162	39,222
Merry Electronics Company, Ltd.	12,592	57,084
Microbio Company, Ltd. (A)	27,000	12,662
Micro-Star International Company, Ltd.	30,488	89,242
Mildef Crete, Inc.	4,000	5,775
Mirle Automation Corp.	20,033	22,863
Mitac Holdings Corp.	53,079	58,587
momo.com, Inc.	2,000	23,051
Motech Industries, Inc. (A)	44,364	10,036
MPI Corp.	7,000	16,011
Nak Sealing Technologies Corp.	5,000	10,945
Namchow Holdings Company, Ltd.	12,000	19,233
Nan Kang Rubber Tire Company, Ltd.	23,711	33,333
Nan Liu Enterprise Company, Ltd.	7,000	38,482
Nan Ya Plastics Corp.	77,860	173,952
Nan Ya Printed Circuit Board Corp. (A)	17,930	30,307
Nantex Industry Company, Ltd.	21,039	20,886
Nanya Technology Corp.	48,985	121,932
National Petroleum Company, Ltd.	17,000	23,799
New Era Electronics Company, Ltd.	9,000	4,670
Nichidenbo Corp.	13,477	23,014
Nien Made Enterprise Company, Ltd.	9,000	70,999
Novatek Microelectronics Corp.	30,000	188,801
Nuvoton Technology Corp.	13,083	17,521
O-Bank Company, Ltd. (A)	154,000	38,087
OptoTech Corp.	23,033	16,802
Orient Semiconductor Electronics, Ltd. (A)	30,000	12,470
Oriental Union Chemical Corp.	36,300	23,516
Pacific Construction Company	85,002	28,436
Pacific Hospital Supply Company, Ltd.	5,000	11,979
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	65

	Shares	Value
Taiwan (continued)
Pan Jit International, Inc.	44,100	$34,674
Pan-International Industrial Corp.	35,443	22,474
Parade Technologies, Ltd.	4,000	86,218
PCL Technologies, Inc.	3,282	11,355
Pegatron Corp.	93,321	189,880
Pharmally International Holding Company, Ltd.	3,533	23,921
Phihong Technology Company, Ltd. (A)	40,786	10,849
Phison Electronics Corp.	5,000	53,415
Planet Technology Corp.	8,000	16,515
Polytronics Technology Corp.	4,000	8,266
Pou Chen Corp.	90,448	100,422
Powertech Technology, Inc.	64,000	209,343
Poya International Company, Ltd.	4,866	75,590
President Chain Store Corp.	27,000	263,570
President Securities Corp.	71,942	32,454
Primax Electronics, Ltd.	28,000	44,075
Prince Housing & Development Corp.	67,943	23,957
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	13,000	14,461
Prosperity Dielectrics Company, Ltd.	10,086	19,569
Qisda Corp.	120,440	73,652
QST International Corp.	8,000	15,815
Quang Viet Enterprise Company, Ltd.	5,000	21,978
Quanta Computer, Inc.	80,000	161,369
Quanta Storage, Inc.	14,000	13,801
Radiant Opto-Electronics Corp.	27,343	86,616
Radium Life Tech Company, Ltd.	42,476	14,023
Rafael Microelectronics, Inc.	3,000	12,465
Realtek Semiconductor Corp.	14,706	106,412
Rechi Precision Company, Ltd.	28,038	19,059
Rich Development Company, Ltd.	95,000	28,802
Ritek Corp. (A)	108,681	18,762
Roo Hsing Company, Ltd. (A)	43,000	14,149
Ruentex Development Company, Ltd. (A)	36,907	49,700
Ruentex Industries, Ltd. (A)	25,280	55,658
Samebest Company, Ltd.	3,360	9,914
Sampo Corp.	16,197	9,879
San Fang Chemical Industry Company, Ltd.	26,012	18,793
San Far Property, Ltd. (A)	19,688	13,288
San Shing Fastech Corp.	19,479	31,773
Sanyang Motor Company, Ltd.	50,389	34,079
SCI Pharmtech, Inc.	4,000	15,808
Scientech Corp.	5,000	8,520
SDI Corp.	9,000	17,190
66	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Senao Networks, Inc.	4,000	$13,933
Sercomm Corp.	17,000	40,777
Sesoda Corp.	36,104	28,729
Shan-Loong Transportation Company, Ltd.	21,000	20,648
Sheng Yu Steel Company, Ltd.	12,000	7,647
Shihlin Electric & Engineering Corp.	54,213	78,359
Shin Hai Gas Corp.	2,491	3,501
Shin Kong Financial Holding Company, Ltd.	228,305	68,070
Shin Zu Shing Company, Ltd.	8,933	39,805
Shining Building Business Company, Ltd. (A)	29,397	8,848
Shinkong Insurance Company, Ltd.	17,000	21,605
Shinkong Synthetic Fibers Corp.	77,287	30,684
Shinkong Textile Company, Ltd.	45,000	59,645
Shiny Chemical Industrial Company, Ltd.	7,954	24,516
Sigurd Microelectronics Corp.	30,842	34,184
Silicon Integrated Systems Corp. (A)	51,000	12,238
Simplo Technology Company, Ltd.	6,520	59,767
Sinbon Electronics Company, Ltd.	15,043	63,848
Sincere Navigation Corp.	31,930	14,058
Sinmag Equipment Corp.	8,441	28,384
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	41,000	138,146
Sinon Corp.	65,150	41,367
SinoPac Financial Holdings Company, Ltd.	252,419	106,817
Sinphar Pharmaceutical Company, Ltd.	23,177	15,820
Sinyi Realty, Inc.	17,628	16,845
Sirtec International Company, Ltd.	9,600	9,046
Sitronix Technology Corp.	5,000	23,174
Siward Crystal Technology Company, Ltd.	23,000	13,818
Solar Applied Materials Technology Company (A)	34,843	25,062
Solomon Technology Corp.	11,000	7,035
Sonix Technology Company, Ltd.	21,000	23,413
Southeast Cement Company, Ltd.	70,000	38,449
Sporton International, Inc.	5,794	39,863
St. Shine Optical Company, Ltd.	4,000	51,898
Standard Foods Corp.	26,221	58,529
Stark Technology, Inc.	10,600	20,914
Sunny Friend Environmental Technology Company, Ltd.	5,000	40,546
Sunonwealth Electric Machine Industry Company, Ltd.	16,000	20,471
Sunplus Technology Company, Ltd. (A)	28,000	9,914
Sunrex Technology Corp.	21,937	22,654
Sunspring Metal Corp.	14,000	11,049
Supreme Electronics Company, Ltd.	22,890	23,195
Swancor Holding Company, Ltd.	4,402	10,738
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	67

	Shares	Value
Taiwan (continued)
Sweeten Real Estate Development Company, Ltd.	29,563	$19,941
Syncmold Enterprise Corp.	14,250	39,874
Synnex Technology International Corp.	36,188	44,507
Systex Corp.	9,000	23,382
TA Chen Stainless Pipe	47,544	48,099
Tah Hsin Industrial Corp.	19,500	30,753
TA-I Technology Company, Ltd.	7,958	18,603
Taichung Commercial Bank Company, Ltd.	180,166	72,779
Taiflex Scientific Company, Ltd.	15,220	23,266
Taimide Tech, Inc.	13,492	18,452
Tainan Spinning Company, Ltd.	85,397	28,123
Taishin Financial Holding Company, Ltd.	355,210	165,009
Taita Chemical Company, Ltd.	18,360	5,667
Taiwan Business Bank	164,357	64,359
Taiwan Cement Corp.	225,041	310,786
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,955	16,601
Taiwan Cogeneration Corp.	30,137	33,537
Taiwan Cooperative Financial Holding Company, Ltd.	190,002	130,538
Taiwan FamilyMart Company, Ltd.	2,000	14,427
Taiwan Fertilizer Company, Ltd.	25,000	39,369
Taiwan Fire & Marine Insurance Company, Ltd.	20,000	13,549
Taiwan FU Hsing Industrial Company, Ltd.	21,000	28,246
Taiwan Glass Industry Corp.	84,894	28,075
Taiwan High Speed Rail Corp.	84,000	94,749
Taiwan Hon Chuan Enterprise Company, Ltd.	20,329	39,397
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)	58,353	14,008
Taiwan Mobile Company, Ltd.	57,700	199,023
Taiwan Navigation Company, Ltd.	21,000	10,895
Taiwan Paiho, Ltd.	15,342	34,565
Taiwan PCB Techvest Company, Ltd.	30,227	31,606
Taiwan Pulp & Paper Corp.	24,000	16,039
Taiwan Sakura Corp.	18,924	28,941
Taiwan Secom Company, Ltd.	21,430	62,407
Taiwan Semiconductor Company, Ltd.	16,000	22,655
Taiwan Semiconductor Manufacturing Company, Ltd.	1,000,000	10,309,800
Taiwan Shin Kong Security Company, Ltd.	35,460	44,434
Taiwan Styrene Monomer	36,821	22,320
Taiwan Surface Mounting Technology Corp.	14,636	43,675
Taiwan TEA Corp.	43,723	22,649
Taiwan Union Technology Corp.	15,000	63,761
Taiyen Biotech Company, Ltd.	13,000	13,702
Tatung Company, Ltd. (A)	45,526	31,231
TCI Company, Ltd.	6,977	48,375
68	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Te Chang Construction Company, Ltd.	6,282	$6,174
Teco Electric & Machinery Company, Ltd.	56,109	49,029
Tehmag Foods Corp.	4,300	30,214
Test Research, Inc.	16,596	27,586
Test Rite International Company, Ltd.	17,549	11,632
The Ambassador Hotel	17,000	13,800
The First Insurance Company, Ltd.	51,165	23,350
Thinking Electronic Industrial Company, Ltd.	9,000	24,486
Ton Yi Industrial Corp.	77,000	27,085
Tong Hsing Electronic Industries, Ltd.	8,951	43,655
Tong Yang Industry Company, Ltd.	26,043	33,154
Tong-Tai Machine & Tool Company, Ltd.	18,590	9,674
TOPBI International Holdings, Ltd.	9,432	23,226
Topco Scientific Company, Ltd.	10,048	34,045
Topco Technologies Corp.	5,248	11,772
Topkey Corp.	5,000	19,862
Topoint Technology Company, Ltd.	17,223	11,135
TPK Holding Company, Ltd. (A)	23,000	33,416
Transcend Information, Inc.	10,000	25,577
Tripod Technology Corp.	32,770	117,624
Tsang Yow Industrial Company, Ltd.	8,000	4,505
Tsann Kuen Enterprise Company, Ltd.	12,220	6,420
TSC Auto ID Technology Company, Ltd.	3,190	21,979
TSRC Corp.	42,706	30,007
Ttet Union Corp.	8,000	32,274
TTY Biopharm Company, Ltd.	10,094	25,915
Tung Ho Steel Enterprise Corp.	89,138	65,740
TURVO International Company, Ltd.	7,162	14,103
TXC Corp.	16,659	25,742
TYC Brother Industrial Company, Ltd.	34,531	27,081
Tycoons Group Enterprise (A)	53,869	7,884
Tyntek Corp.	21,000	8,814
Ultra Chip, Inc.	4,000	3,242
U-Ming Marine Transport Corp.	31,000	29,575
Unimicron Technology Corp.	86,855	111,265
Union Bank of Taiwan (A)	104,449	37,713
Uni-President Enterprises Corp.	162,803	389,656
Unitech Computer Company, Ltd.	10,039	7,482
Unitech Printed Circuit Board Corp.	40,326	35,619
United Integrated Services Company, Ltd.	8,200	48,760
United Microelectronics Corp.	556,468	277,643
United Orthopedic Corp.	10,836	14,129
United Renewable Energy Company, Ltd. (A)	125,642	28,498
Universal Cement Corp.	20,819	12,145
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	69

	Shares	Value
Taiwan (continued)
Universal Microwave Technology, Inc.	3,734	$9,691
Unizyx Holding Corp. (A)	32,000	16,067
UPC Technology Corp.	56,164	18,339
USI Corp.	60,318	23,694
Utechzone Company, Ltd.	4,000	6,876
Vanguard International Semiconductor Corp.	48,000	114,482
Ve Wong Corp.	9,450	8,339
VHQ Media Holdings, Ltd. (A)	3,000	8,863
Victory New Materials, Ltd., Company	22,077	9,515
Visual Photonics Epitaxy Company, Ltd.	9,275	29,332
Voltronic Power Technology Corp.	3,200	73,381
Wafer Works Corp.	37,000	40,635
Waffer Technology Corp.	13,000	5,012
Wah Lee Industrial Corp.	23,000	41,129
Walsin Lihwa Corp.	111,000	50,434
Walsin Technology Corp.	26,805	183,419
Walton Advanced Engineering, Inc.	35,000	11,656
Wan Hai Lines, Ltd.	68,216	38,729
WAN HWA Enterprise Company	2,975	1,252
Wei Chuan Foods Corp.	34,000	24,040
Weikeng Industrial Company, Ltd.	46,137	25,366
Win Semiconductors Corp.	16,582	144,733
Winbond Electronics Corp.	214,519	109,396
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd. (A)	29,671	26,484
Wistron Corp.	211,382	185,479
Wistron NeWeb Corp.	13,483	30,413
Wowprime Corp.	5,000	11,122
WPG Holdings, Ltd.	90,779	115,317
WT Microelectronics Company, Ltd.	17,497	22,181
WUS Printed Circuit Company, Ltd.	19,260	20,023
Xxentria Technology Materials Corp.	12,124	24,741
Yageo Corp. (C)	12,284	158,648
Yang Ming Marine Transport Corp. (A)	73,613	16,771
YC INOX Company, Ltd.	27,100	22,804
Yea Shin International Development Company, Ltd.	27,260	13,631
Yem Chio Company, Ltd.	40,084	14,171
YFC-Boneagle Electric Company, Ltd.	20,000	14,558
YFY, Inc.	105,614	48,062
Yieh Phui Enterprise Company, Ltd.	113,896	33,892
Yonyu Plastics Company, Ltd.	10,450	11,290
Youngtek Electronics Corp.	9,058	14,703
Yuanta Financial Holding Company, Ltd.	414,369	259,055
Yuanta Futures Company, Ltd.	10,000	17,535
70	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Yulon Finance Corp.	15,400	$53,084
Yulon Motor Company, Ltd.	57,900	38,535
YungShin Global Holding Corp.	16,250	23,654
Yungtay Engineering Company, Ltd.	6,000	11,722
Zeng Hsing Industrial Company, Ltd.	7,232	30,533
Zenitron Corp.	21,000	13,907
Zero One Technology Company, Ltd.	9,000	8,796
Zhen Ding Technology Holding, Ltd.	27,450	103,264
Zinwell Corp.	28,000	15,622
Zippy Technology Corp.	18,000	21,026
Thailand 2.7%		6,341,321
AAPICO Hitech PCL	11,700	3,961
Advanced Info Service PCL	35,491	227,769
AEON Thana Sinsap Thailand PCL, NVDR	5,300	23,628
After You PCL	39,700	8,403
Airports of Thailand PCL	111,200	214,097
Allianz Ayudhya General Insurance PCL	12,100	14,646
Amata Corp. PCL	40,900	19,129
Amata VN PCL	1,500	190
Ananda Development PCL	153,600	7,604
AP Thailand PCL	139,778	27,399
Asia Aviation PCL, NVDR (A)	182,700	7,550
Asian Insulators PCL	1,650,880	55,293
B Grimm Power PCL	31,000	45,052
Bangchak Corp. PCL	47,400	36,661
Bangkok Airways PCL	63,400	9,477
Bangkok Aviation Fuel Services PCL	27,825	21,200
Bangkok Bank PCL	5,505	23,067
Bangkok Chain Hospital PCL	94,925	39,881
Bangkok Dusit Medical Services PCL	266,700	189,715
Bangkok Expressway & Metro PCL	320,625	95,314
Bangkok Insurance PCL	8,770	68,699
Bangkok Land PCL	927,800	30,525
Bangkok Life Assurance PCL, NVDR	48,860	24,238
Banpu PCL (C)	257,600	59,055
Banpu Power PCL	31,100	11,585
Beauty Community PCL	107,900	6,673
BEC World PCL (A)	97,000	13,731
Berli Jucker PCL	47,600	55,744
Better World Green PCL	256,000	2,822
BTS Group Holdings PCL	100,400	35,267
Bumrungrad Hospital PCL	16,200	67,087
Cal-Comp Electronics Thailand PCL	450,992	24,208
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	71

	Shares	Value
Thailand (continued)
Carabao Group PCL	8,300	$19,063
Central Pattana PCL	71,200	121,609
Central Plaza Hotel PCL	26,800	15,578
CH Karnchang PCL	59,423	35,902
Charoen Pokphand Foods PCL	179,933	154,813
Chularat Hospital PCL	433,000	34,809
CIMB Thai Bank PCL (A)	279,200	4,380
Com7 PCL	38,300	27,419
Country Group Development PCL (A)	792,800	20,829
CP ALL PCL	172,800	364,168
Delta Electronics Thailand PCL	6,800	10,878
Dhipaya Insurance PCL	47,100	34,663
Diamond Building Products PCL	44,900	8,232
Do Day Dream PCL	13,600	7,405
Dynasty Ceramic PCL	351,500	19,326
Eastern Polymer Group PCL	43,500	5,677
Eastern Water Resources Development & Management PCL	84,800	29,011
Electricity Generating PCL	6,800	59,331
Energy Absolute PCL	43,100	54,411
Esso Thailand PCL	100,900	19,698
Forth Smart Service PCL	46,400	10,141
GFPT PCL	38,500	13,147
Global Green Chemicals PCL	34,900	10,397
Global Power Synergy PCL	25,782	52,216
GMM Grammy PCL	60,740	17,170
Group Lease PCL, NVDR (A)	54,000	5,497
Gunkul Engineering PCL	209,600	16,509
Hana Microelectronics PCL	30,200	32,684
Home Product Center PCL	187,212	76,596
Indorama Ventures PCL	64,100	54,437
Intouch Holdings PCL	16,900	29,281
IRPC PCL	258,800	18,554
Italian-Thai Development PCL	498,176	18,588
Jasmine International PCL	321,338	49,741
JMT Network Services PCL	28,100	16,535
Kang Yong Electric PCL	130	1,127
Karmarts PCL	68,500	7,136
Kasikornbank PCL	28,900	110,234
KCE Electronics PCL	30,300	21,702
KGI Securities Thailand PCL	114,400	15,632
Khon Kaen Sugar Industry PCL	152,300	10,373
Kiatnakin Bank PCL	18,000	35,775
Krung Thai Bank PCL	88,450	39,570
Krungthai Card PCL	40,000	49,957
72	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Lam Soon Thailand PCL	33,200	$5,072
Land & Houses PCL	190,300	51,360
LH Financial Group PCL	781,500	31,504
Loxley PCL (A)	406,500	13,720
LPN Development PCL	58,200	7,827
Major Cineplex Group PCL	38,400	23,203
Maybank Kim Eng Securities Thailand PCL	75,200	13,669
MBK PCL	60,200	34,430
MCOT PCL (A)	41,000	8,711
Mega Lifesciences PCL	23,300	18,929
Minor International PCL	55,645	49,186
MK Restaurants Group PCL	19,500	37,367
Muang Thai Insurance PCL	2,600	6,003
Muangthai Capital PCL	24,600	45,648
Namyong Terminal PCL	75,400	8,302
Netbay PCL	13,600	12,207
Origin Property PCL	97,750	16,089
PCS Machine Group Holding PCL	93,600	16,498
Plan B Media PCL	115,800	19,108
Polyplex Thailand PCL	65,700	23,910
Precious Shipping PCL (A)	65,500	9,841
Premier Marketing PCL	40,200	7,831
Prima Marine PCL	49,900	7,697
Property Perfect PCL	853,200	16,827
Pruksa Holding PCL	55,600	25,403
PTG Energy PCL	64,500	29,307
PTT Exploration & Production PCL	74,328	253,610
PTT Global Chemical PCL	50,692	67,446
PTT PCL	346,400	434,265
Pylon PCL	52,000	7,792
Quality Houses PCL	489,271	35,299
Raimon Land PCL	304,600	6,648
Rajthanee Hospital PCL	15,900	11,529
Ratch Group PCL	21,600	40,721
Ratchthani Leasing PCL	108,812	17,823
Regional Container Lines PCL (A)	70,400	5,025
Rojana Industrial Park PCL	126,160	17,903
RS PCL	31,900	10,849
Sabina PCL	12,700	7,498
Sahamitr Pressure Container PCL	44,500	7,542
Saha-Union PCL	53,300	68,086
Sahaviriya Steel Industries PCL (A)(D)	447,113	20,475
Samart Corp. PCL	27,900	5,917
Samart Telcoms PCL	61,600	13,165
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	73

	Shares	Value
Thailand (continued)
Sansiri PCL (C)	773,509	$17,617
Sappe PCL	17,100	9,005
SC Asset Corp. PCL	163,193	11,830
SCG Ceramics PCL (A)	245,263	8,556
SEAFCO PCL	64,500	11,483
Sena Development PCL	126,400	9,980
Sermsang Power Corp. Company, Ltd.	21,000	4,729
Siam City Cement PCL	2,541	12,664
Siam Future Development PCL	149,451	25,389
Siam Global House PCL	59,482	26,509
Siam Wellness Group PCL	24,400	7,965
Siamgas & Petrochemicals PCL	54,100	13,711
Singha Estate PCL	157,900	10,830
Sino-Thai Engineering & Construction PCL	50,900	24,437
SNC Former PCL	29,400	7,115
Somboon Advance Technology PCL	19,007	8,070
SPCG PCL	58,600	32,848
Sri Trang Agro-Industry PCL	72,700	27,567
Srisawad Corp. PCL	28,800	62,583
Srithai Superware PCL	372,800	5,734
Star Petroleum Refining PCL	119,000	30,470
STP & I PCL	122,600	18,588
Supalai PCL	77,450	40,294
Super Energy Corp. PCL	1,382,000	17,457
Symphony Communication PCL	52,750	3,847
Synnex Thailand PCL	53,020	9,745
Taokaenoi Food & Marketing PCL	45,400	11,701
Tata Steel Thailand PCL (A)	909,000	9,038
Thai Agro Energy PCL	101,300	8,071
Thai Airways International PCL (A)	101,911	12,804
Thai Oil PCL	41,300	58,134
Thai Stanley Electric PCL	4,900	22,158
Thai Union Group PCL	107,300	52,788
Thai Vegetable Oil PCL	23,500	20,629
Thai Wah PCL	59,300	6,373
Thaicom PCL	15,900	1,432
Thaifoods Group PCL	213,500	23,113
Thanachart Capital PCL	27,800	47,005
The Erawan Group PCL	96,000	11,171
The Siam Cement PCL	19,350	192,727
The Siam Commercial Bank PCL	31,231	87,672
Thitikorn PCL	62,000	17,798
Tipco Asphalt PCL, NVDR	31,100	18,769
Tisco Financial Group PCL	14,100	44,373
74	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
TMB Bank PCL	1,424,210	$49,745
TMT Steel PCL	109,600	13,312
TOA Paint Thailand PCL	10,900	10,873
Total Access Communication PCL, NVDR	43,800	51,430
TPI Polene PCL	404,300	16,131
TPI Polene Power PCL	106,000	13,421
True Corp. PCL	1,009,088	108,819
TTCL PCL	38,600	3,715
TTW PCL	81,700	36,062
U City PCL (A)	237,300	9,361
Unique Engineering & Construction PCL	61,580	12,497
United Paper PCL	53,800	16,199
Univanich Palm Oil PCL	42,900	6,255
Univentures PCL	60,000	6,118
Vanachai Group PCL	170,080	18,153
VGI PCL	52,800	11,292
Vibhavadi Medical Center PCL	102,900	4,831
Vinythai PCL	18,200	13,666
WHA Corp. PCL	343,300	30,277
Workpoint Entertainment PCL	11,640	3,272
Turkey 0.8%		1,866,505
Akbank T.A.S. (A)	67,088	72,735
Aksa Akrilik Kimya Sanayii AS	15,418	19,578
Aksa Enerji Uretim AS (A)	16,223	9,287
Aksigorta AS	18,431	18,738
Alarko Holding AS	17,568	15,854
Anadolu Anonim Turk Sigorta Sirketi	30,541	23,674
Anadolu Cam Sanayii AS	19,843	12,087
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,894	20,987
Arcelik AS (A)	9,571	28,674
Aselsan Elektronik Sanayi Ve Ticaret AS	4,607	20,402
Aygaz AS	6,627	12,110
BIM Birlesik Magazalar AS	19,900	153,828
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (A)	1,525	2,167
Cimsa Cimento Sanayi ve Ticaret AS (A)	5,408	7,843
Coca-Cola Icecek AS	5,083	36,665
Dogan Sirketler Grubu Holding AS	109,297	30,401
EGE Endustri VE Ticaret AS	135	14,416
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	18,801	11,580
Enerjisa Enerji AS (B)	21,617	26,993
Enka Insaat ve Sanayi AS	23,762	24,605
Eregli Demir ve Celik Fabrikalari TAS	64,505	86,064
Fenerbahce Futbol AS (A)	3,066	5,788
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	75

	Shares	Value
Turkey (continued)
Ford Otomotiv Sanayi AS	2,343	$29,573
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	832
Goodyear Lastikleri TAS	8,064	5,664
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	18,570	11,209
Gubre Fabrikalari TAS (A)(C)	14,222	38,729
Hektas Ticaret TAS (C)	10,299	15,925
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	12,982
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	28,833	11,963
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	92,916	39,203
Kerevitas Gida Sanayi ve Ticaret AS (A)	15,040	8,208
KOC Holding AS	12,619	35,165
Kordsa Teknik Tekstil AS	9,990	22,311
Koza Altin Isletmeleri AS (A)	2,415	28,314
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	17,083	31,068
Logo Yazilim Sanayi Ve Ticaret AS (A)	1,627	19,752
Migros Ticaret AS (A)	5,109	17,954
NET Holding AS (A)	21,691	6,954
Netas Telekomunikasyon AS (A)	3,698	7,666
Otokar Otomotiv ve Savunma Sanayi AS	263	6,363
Pegasus Hava Tasimaciligi AS (A)	3,928	34,107
Petkim Petrokimya Holding AS (A)	53,903	31,497
Sasa Polyester Sanayi AS	9,888	13,844
Sekerbank Turk AS (A)	38,101	6,772
Selcuk Ecza Deposu Ticaret ve Sanayi AS	19,385	20,676
Soda Sanayii AS	16,232	15,049
TAV Havalimanlari Holding AS	14,239	46,646
Tekfen Holding AS	13,332	31,869
Tofas Turk Otomobil Fabrikasi AS	7,397	31,545
Trakya Cam Sanayii AS	27,339	14,655
Tupras Turkiye Petrol Rafinerileri AS	4,130	67,379
Turk Hava Yollari AO (A)	41,064	77,620
Turk Telekomunikasyon AS (A)	16,647	20,145
Turk Traktor ve Ziraat Makineleri AS (A)	1,046	9,977
Turkcell Iletisim Hizmetleri AS	54,660	121,614
Turkiye Garanti Bankasi AS (A)	77,923	119,291
Turkiye Halk Bankasi AS (A)	19,041	18,244
Turkiye Is Bankasi AS, Class C (A)	32,898	30,295
Turkiye Sinai Kalkinma Bankasi AS (A)	138,276	24,467
Turkiye Sise ve Cam Fabrikalari AS	38,799	30,253
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	29,228
Ulker Biskuvi Sanayi AS (A)	4,197	13,914
Vestel Elektronik Sanayi ve Ticaret AS (A)	8,546	19,195
Yapi ve Kredi Bankasi AS (A)	46,073	16,948
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (A)	13,870	16,964
76	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Ukraine 0.0%		$76,178
Kernel Holding SA	6,902	76,178
United States 0.1%		120,006
Bizlink Holding, Inc.	7,064	43,168
Nexteer Automotive Group, Ltd.	71,000	53,030

Textainer Group Holdings, Ltd. (A)	3,173	23,808
Preferred securities 2.2%		$5,136,219
(Cost $4,471,674)
Brazil 2.0%		4,787,993
AES Tiete Energia SA	677	436
Alpargatas SA	9,378	66,142
Azul SA (A)	14,874	147,812
Banco ABC Brasil SA	5,183	23,157
Banco Bradesco SA	126,962	866,779
Banco do Estado do Rio Grande do Sul SA, B Shares	15,855	64,350
Banco Pan SA	10,065	20,256
Centrais Eletricas Brasileiras SA, B Shares	6,554	52,542
Centrais Eletricas Santa Catarina	2,300	30,731
Cia de Saneamento do Parana	30,381	134,516
Cia de Transmissao de Energia Eletrica Paulista	8,072	39,783
Cia Energetica de Minas Gerais	33,044	103,154
Cia Energetica de Sao Paulo, B Shares	8,098	59,034
Cia Energetica do Ceara, A Shares	1,300	18,253
Cia Ferro Ligas da Bahia	4,476	17,856
Cia Paranaense de Energia, B Shares	5,700	91,403
Eucatex SA Industria e Comercio	10,900	16,575
Gerdau SA	55,200	208,980
Gol Linhas Aereas Inteligentes SA (A)	6,900	39,500
Itau Unibanco Holding SA	108,661	777,556
Lojas Americanas SA	7,675	45,653
Marcopolo SA	33,745	36,975
Petroleo Brasileiro SA	286,638	1,624,233
Randon SA Implementos e Participacoes	12,025	31,408
Telefonica Brasil SA	15,999	190,976
Unipar Carbocloro SA	4,601	27,574
Usinas Siderurgicas de Minas Gerais SA, A Shares	28,659	52,359
Chile 0.1%		142,945
Coca-Cola Embonor SA, B Shares	18,333	25,265
Embotelladora Andina SA, B Shares	20,258	48,932
Sociedad Quimica y Minera de Chile SA, B Shares	2,596	68,748
Colombia 0.1%		176,556
Bancolombia SA	7,600	90,875
Grupo Argos SA	4,425	15,717
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	77

	Shares	Value
Colombia (continued)
Grupo Aval Acciones y Valores SA	106,446	$43,858
Grupo de Inversiones Suramericana SA	3,480	26,106
Panama 0.0%		27,567
Avianca Holdings SA	59,155	27,567
South Korea 0.0%		1,158

AMOREPACIFIC Group (A)	33	1,158
Investment companies 0.1%		$165,712
(Cost $102,673)
South Korea 0.1%		165,712

Macquarie Korea Infrastructure Fund (C)	18,095	165,712
Rights 0.0%		$1,375
(Cost $0)
Bajaj Electricals, Ltd. (Expiration Date: 3-4-20; Strike Price: INR 310.00) (A)	187	242
ITEQ Corp. (Expiration Date: 3-26-20; Strike Price: TWD 110.00) (A)	926	1,024
Yuanta Futures Company, Ltd. (Expiration Date: 3-23-20; Strike Price: TWD 48.00) (A)	609	109
Warrants 0.0%		$509
(Cost $0)
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	18,690	509

	Yield (%)	Shares	Value
Short-term investments 2.3%			$5,393,448
(Cost $5,391,123)
Short-term funds 2.3%			5,393,448
John Hancock Collateral Trust (E)	1.6968(F)	538,865	5,393,448

Total investments (Cost $215,365,826) 101.5%	$239,007,003
Other assets and liabilities, net (1.5%)	(3,469,059)
Total net assets 100.0%	$235,537,944

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
INR	Indian Rupee
THB	Thai Bhat
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-29-20.
78	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 2-29-20.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $217,888,331. Net unrealized appreciation aggregated to $21,118,672, of which $75,769,107 related to gross unrealized appreciation and $54,650,435 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	79

Fund’s investments
AS OF 2-29-20 (unaudited)
	Shares	Value
Common stocks 97.8%		$720,329,213
(Cost $724,522,341)
Australia 6.0%		43,930,446
3P Learning, Ltd. (A)	21,580	9,652
88 Energy, Ltd. (A)(B)	1,302,538	17,243
A2B Australia, Ltd.	32,294	25,857
Accent Group, Ltd.	152,916	165,834
Adairs, Ltd.	62,064	98,758
Adelaide Brighton, Ltd.	165,602	327,142
Aeon Metals, Ltd. (A)	46,964	3,490
Ainsworth Game Technology, Ltd. (A)	47,462	21,710
Alkane Resources, Ltd. (A)(B)	70,849	35,919
Alliance Aviation Services, Ltd.	39,423	60,784
ALS, Ltd.	23,278	128,711
Altium, Ltd.	1,815	37,234
AMA Group, Ltd.	219,236	74,871
Amaysim Australia, Ltd. (A)	59,212	11,420
Ansell, Ltd.	46,494	909,546
AP Eagers, Ltd.	60,022	348,503
Appen, Ltd.	2,641	36,552
ARB Corp., Ltd.	31,149	351,761
Ardent Leisure Group, Ltd. (A)	246,137	145,859
ARQ Group, Ltd.	37,941	2,858
Asaleo Care, Ltd. (A)	161,404	110,924
AUB Group, Ltd.	32,860	297,628
Aurelia Metals, Ltd.	370,198	94,938
Austal, Ltd.	131,483	303,650
Austin Engineering, Ltd. (A)	63,990	6,522
Australian Agricultural Company, Ltd. (A)(B)	176,180	126,618
Australian Finance Group, Ltd. (B)	36,142	61,028
Australian Pharmaceutical Industries, Ltd.	171,294	134,255
Australian Vintage, Ltd.	84,634	26,264
Auswide Bank, Ltd.	4,752	18,320
AVJennings, Ltd.	46,118	16,167
AVZ Minerals, Ltd. (A)(B)	229,173	13,152
Baby Bunting Group, Ltd.	24,483	48,187
Bank of Queensland, Ltd. (B)	138,661	682,005
Bapcor, Ltd.	117,060	450,846
Base Resources, Ltd. (A)	88,900	11,080
Bega Cheese, Ltd. (B)	74,305	189,805
Bell Financial Group, Ltd.	16,891	12,482
Bingo Industries, Ltd.	94,154	177,967
Blackmores, Ltd. (B)	3,336	140,974
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	1

	Shares	Value
Australia (continued)
Blue Energy, Ltd. (A)	150,000	$3,563
Blue Sky Alternative Investments, Ltd. (A)(C)	12,467	1,278
Bravura Solutions, Ltd.	110,298	330,903
Breville Group, Ltd.	35,116	451,659
Brickworks, Ltd.	30,318	357,907
Buru Energy, Ltd. (A)	64,288	5,682
BWX, Ltd. (B)	43,716	116,915
Capitol Health, Ltd.	292,400	57,815
Capral, Ltd. (B)	185,374	14,178
Cardno, Ltd. (A)	82,690	22,746
Carnarvon Petroleum, Ltd. (A)	148,061	23,828
carsales.com, Ltd.	80,566	861,753
Cash Converters International, Ltd. (A)	122,755	15,643
Castile Resources Pty, Ltd. (A)	38,038	3,965
Catapult Group International, Ltd. (A)	14,492	14,406
Cedar Woods Properties, Ltd.	23,251	107,140
Centuria Capital Group	70,912	117,394
Champion Iron, Ltd. (A)	40,246	53,460
City Chic Collective, Ltd.	45,494	83,054
Civmec, Ltd.	40,300	10,910
Class, Ltd.	16,518	16,739
Clean Seas Seafood, Ltd. (A)	16,659	7,185
Clean TeQ Holdings, Ltd. (A)(B)	52,229	7,195
Cleanaway Waste Management, Ltd.	580,292	868,037
ClearView Wealth, Ltd. (A)	34,533	7,614
Clinuvel Pharmaceuticals, Ltd. (B)	13,676	160,650
Clover Corp., Ltd.	51,463	87,288
CML Group, Ltd.	30,000	10,214
Codan, Ltd.	50,990	239,931
Collection House, Ltd. (C)	61,068	43,164
Collins Foods, Ltd.	50,133	289,462
Cooper Energy, Ltd. (A)	789,650	254,346
Corporate Travel Management, Ltd.	33,243	305,324
Costa Group Holdings, Ltd. (B)	163,641	319,891
Credit Corp. Group, Ltd.	25,443	553,230
CSR, Ltd.	212,881	588,926
CuDeco, Ltd. (A)(C)	21,846	2,760
Data#3, Ltd.	57,191	154,416
Decmil Group, Ltd.	73,791	18,832
Dicker Data, Ltd.	6,644	25,794
Domain Holdings Australia, Ltd.	101,226	212,932
Domino's Pizza Enterprises, Ltd.	1,364	49,925
Dongfang Modern Agriculture Holding Group, Ltd. (A)(C)	26,600	14,383
Downer EDI, Ltd.	8,343	31,511
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
DWS, Ltd.	21,883	$14,028
Eclipx Group, Ltd. (A)(B)	121,486	116,307
Elanor Investor Group	10,005	13,251
Elders, Ltd.	64,462	329,933
Electro Optic Systems Holdings, Ltd. (A)	21,990	105,939
Ellex Medical Lasers, Ltd. (A)	38,902	17,789
Emeco Holdings, Ltd. (A)	105,418	132,920
EML Payments, Ltd. (A)	107,172	257,173
Energy World Corp., Ltd. (A)(B)	226,411	9,678
Enero Group, Ltd.	10,415	10,953
EQT Holdings, Ltd.	5,831	107,835
Estia Health, Ltd.	90,635	114,841
Euroz, Ltd.	51,500	31,756
EVENT Hospitality and Entertainment, Ltd.	33,983	256,024
FAR, Ltd. (A)	1,355,490	19,619
Finbar Group, Ltd.	71,892	41,756
Fleetwood Corp., Ltd. (A)	32,879	38,943
FlexiGroup, Ltd.	133,394	134,960
Flight Centre Travel Group, Ltd.	5,544	118,915
Freedom Foods Group, Ltd. (B)	26,992	72,761
G8 Education, Ltd.	181,312	194,163
Galaxy Resources, Ltd. (A)(B)	116,511	68,621
Gascoyne Resources, Ltd. (Australian Securities Exchange) (A)(C)	38,731	984
Genworth Mortgage Insurance Australia, Ltd.	113,830	240,415
Gold Road Resources, Ltd. (A)	107,334	101,202
GrainCorp, Ltd., Class A (A)	78,923	405,388
Grange Resources, Ltd. (B)	312,240	45,832
Greenland Minerals, Ltd. (A)	176,827	9,425
GUD Holdings, Ltd.	37,892	265,275
GWA Group, Ltd.	96,436	209,038
Hansen Technologies, Ltd.	82,044	171,378
Healius, Ltd.	201,676	404,830
Helloworld Travel, Ltd.	18,369	39,122
Highfield Resources, Ltd. (A)	40,292	16,163
Horizon Oil, Ltd. (A)	443,056	21,989
HT&E, Ltd.	111,610	98,456
HUB24, Ltd.	17,864	119,436
Huon Aquaculture Group, Ltd.	8,993	25,089
IGO, Ltd.	175,402	609,718
Iluka Resources, Ltd.	117,851	647,971
Imdex, Ltd.	170,178	174,611
IMF Bentham, Ltd.	124,788	349,924
Infigen Energy	395,869	166,369
Infomedia, Ltd.	116,729	163,716
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Inghams Group, Ltd.	113,255	$256,654
Intega Group, Ltd. (A)	82,690	23,833
Integral Diagnostics, Ltd.	42,727	111,434
Integrated Research, Ltd.	23,574	43,235
International Ferro Metals, Ltd. (A)(C)	9,556	0
InvoCare, Ltd. (B)	46,351	441,627
IOOF Holdings, Ltd.	138,916	521,139
IPH, Ltd.	75,044	418,336
IRESS, Ltd.	61,852	483,765
iSelect, Ltd. (A)	77,196	16,183
iSentia Group, Ltd. (A)	35,198	4,871
IVE Group, Ltd.	65,357	74,697
Japara Healthcare, Ltd.	86,081	50,757
JB Hi-Fi, Ltd.	43,039	1,040,776
Johns Lyng Group, Ltd.	5,584	9,323
Jumbo Interactive, Ltd.	11,374	82,996
Jupiter Mines, Ltd.	501,589	79,178
Karoon Energy, Ltd. (A)	207,617	116,406
Kingsgate Consolidated, Ltd. (A)	71,822	21,091
Kogan.com, Ltd. (B)	14,203	41,865
Lifestyle Communities, Ltd. (B)	19,235	102,358
Link Administration Holdings, Ltd.	99,342	308,056
Lovisa Holdings, Ltd.	17,541	111,064
Lucapa Diamond Company, Ltd. (A)(B)	145,168	14,162
Lycopodium, Ltd.	4,375	15,770
MACA, Ltd.	115,026	67,687
Macmahon Holdings, Ltd.	604,299	111,076
Mayne Pharma Group, Ltd. (A)(B)	612,338	131,286
McMillan Shakespeare, Ltd.	30,415	217,017
McPherson's, Ltd.	20,700	29,216
Medusa Mining, Ltd. (A)	57,795	21,112
Mesoblast, Ltd. (A)	83,871	121,549
Metals X, Ltd. (A)	183,307	8,788
Metcash, Ltd.	372,183	605,467
Metro Mining, Ltd. (A)	78,405	6,169
Michael Hill International, Ltd.	43,259	15,666
Michael Hill International, Ltd. (Australian Securities Exchange)	8,882	3,312
Midway, Ltd.	3,396	3,266
Millennium Minerals, Ltd. (A)(C)	86,302	2,867
Mineral Resources, Ltd.	60,656	662,492
MMA Offshore, Ltd. (A)	237,016	22,418
MNF Group, Ltd.	8,989	23,512
Moelis Australia, Ltd.	8,129	26,759
Monadelphous Group, Ltd.	38,258	364,836
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Monash IVF Group, Ltd.	78,433	$46,859
Money3 Corp., Ltd.	41,772	76,926
Mortgage Choice, Ltd.	31,859	20,453
Mosaic Brands, Ltd.	5,190	3,788
Motorcycle Holdings, Ltd. (A)	5,321	5,250
Mount Gibson Iron, Ltd.	261,442	118,224
Myer Holdings, Ltd. (A)(B)	373,667	83,190
MyState, Ltd.	29,609	113,199
Navigator Global Investments, Ltd.	45,400	89,830
Netwealth Group, Ltd. (B)	28,403	143,168
New Hope Corp., Ltd. (B)	127,847	121,442
NEXTDC, Ltd. (A)	141,190	735,532
nib holdings, Ltd.	175,110	535,041
Nick Scali, Ltd.	24,884	116,947
Nine Entertainment Company Holdings, Ltd.	349,156	365,840
NRW Holdings, Ltd.	182,976	292,051
Nufarm, Ltd. (A)	118,255	398,395
Objective Corp., Ltd.	2,756	9,882
OceanaGold Corp.	276,882	404,313
OFX Group, Ltd.	100,657	85,179
Onevue Holdings, Ltd. (A)	26,955	4,688
oOh!media, Ltd. (B)	112,365	207,342
Orora, Ltd.	437,532	786,222
OZ Minerals, Ltd.	144,120	854,302
Pacific Current Group, Ltd.	18,085	68,597
Pacific Smiles Group, Ltd.	11,867	13,682
Pact Group Holdings, Ltd. (A)	76,599	99,757
Paladin Energy, Ltd. (A)(B)	444,857	23,634
Panoramic Resources, Ltd. (A)	177,491	24,386
Pantoro, Ltd. (A)	140,826	7,450
Paragon Care, Ltd.	76,290	9,687
Peet, Ltd.	111,550	92,376
Pendal Group, Ltd.	116,948	571,433
Perenti Global, Ltd. (B)	316,674	281,588
Perpetual, Ltd.	18,810	475,920
Perseus Mining, Ltd. (A)	469,500	314,015
Pilbara Minerals, Ltd. (A)(B)	134,374	22,266
Pioneer Credit, Ltd.	11,509	12,549
Platinum Asset Management, Ltd.	92,139	247,265
Praemium, Ltd. (A)	68,020	15,964
Premier Investments, Ltd.	38,018	423,397
Prime Media Group, Ltd. (A)	115,482	10,569
Pro Medicus, Ltd.	14,966	200,029
PSC Insurance Group, Ltd.	9,460	19,438
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
PWR Holdings, Ltd.	18,240	$51,482
Ramelius Resources, Ltd.	265,306	196,638
Reckon, Ltd.	25,906	12,137
Red 5, Ltd. (A)(B)	287,711	58,497
Red River Resources, Ltd. (A)(B)	130,095	6,262
Regis Healthcare, Ltd.	64,599	75,010
Regis Resources, Ltd.	194,363	508,429
Resolute Mining, Ltd. (A)	378,835	249,649
Rhipe, Ltd.	41,656	47,588
Ridley Corp., Ltd.	92,822	52,487
RPMGlobal Holdings, Ltd. (A)	25,725	16,699
RXP Services, Ltd.	37,930	9,568
Salmat, Ltd.	15,825	8,129
Sandfire Resources NL	76,326	214,470
Saracen Mineral Holdings, Ltd. (A)	425,264	1,035,949
SeaLink Travel Group, Ltd.	32,984	88,994
Select Harvests, Ltd.	41,734	172,267
Senetas Corp., Ltd. (A)	199,918	7,031
Senex Energy, Ltd. (A)(B)	645,507	107,886
Servcorp, Ltd.	13,949	38,666
Service Stream, Ltd.	145,109	200,870
Seven West Media, Ltd. (A)	295,377	32,104
SG Fleet Group, Ltd.	34,699	47,655
Sheffield Resources, Ltd. (A)	30,777	2,345
Shine Corporate, Ltd.	13,336	7,797
Sigma Healthcare, Ltd.	413,072	150,930
Silver Lake Resources, Ltd. (A)	339,550	352,348
SmartGroup Corp., Ltd.	30,300	127,196
Southern Cross Electrical Engineering, Ltd.	17,582	6,129
Southern Cross Media Group, Ltd.	250,649	113,608
Spark Infrastructure Group	609,514	842,180
SpeedCast International, Ltd. (B)(C)	103,025	53,021
SRG Global, Ltd.	83,829	20,903
St. Barbara, Ltd.	262,614	399,285
Stanmore Coal, Ltd.	10,323	5,530
Steadfast Group, Ltd.	334,580	831,833
Strike Energy, Ltd. (A)	54,422	4,784
Sunland Group, Ltd.	30,172	33,244
Super Retail Group, Ltd.	64,951	347,482
Superloop, Ltd. (A)	80,772	41,172
Syrah Resources, Ltd. (A)(B)	103,821	26,210
Tassal Group, Ltd.	107,851	272,604
Technology One, Ltd.	100,719	525,668
The Citadel Group, Ltd.	12,943	36,105
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
The Citadel Group, Ltd. (A)	4,566	$12,737
The Reject Shop, Ltd.	7,826	15,666
The Star Entertainment Group, Ltd.	13,995	33,685
Thorn Group, Ltd. (A)	45,862	5,083
Tiger Resources, Ltd. (A)(C)	420,741	10,087
Troy Resources, Ltd. (A)	137,215	7,504
Village Roadshow, Ltd.	47,287	108,889
Virgin Australia Holdings, Ltd. (A)	305,078	20,897
Virgin Australia Holdings, Ltd. (A)(C)	252,517	823
Virtus Health, Ltd.	32,868	89,310
Vita Group, Ltd.	63,529	59,879
Vocus Group, Ltd. (A)	259,001	588,431
Webjet, Ltd. (B)	46,612	295,114
Western Areas, Ltd.	149,173	238,504
Westgold Resources, Ltd. (A)	152,153	200,264
Whitehaven Coal, Ltd.	169,391	223,283
WPP AUNZ, Ltd.	101,689	40,353
Austria 1.5%		11,171,535
Agrana Beteiligungs AG	6,869	133,951
ams AG (A)	22,285	773,187
ANDRITZ AG	29,804	1,054,692
AT&S Austria Technologie & Systemtechnik AG	9,986	174,199
CA Immobilien Anlagen AG	29,399	1,193,204
DO & CO AG	2,892	250,513
EVN AG	15,415	258,946
FACC AG (B)	6,411	63,367
Flughafen Wien AG	2,437	81,524
IMMOFINANZ AG (A)	39,468	1,016,682
Kapsch TrafficCom AG (B)	2,742	63,655
Lenzing AG (B)	5,945	397,916
Mayr Melnhof Karton AG	2,785	366,848
Oesterreichische Post AG	11,750	375,211
Palfinger AG	5,414	135,325
POLYTEC Holding AG	4,411	31,036
Porr AG (B)	3,596	63,838
Rhi Magnesita NV	5,454	208,057
Rhi Magnesita NV (London Stock Exchange)	4,273	166,301
Rosenbauer International AG (B)	1,314	53,354
S IMMO AG	25,315	671,104
S&T AG (B)	16,517	369,019
Schoeller-Bleckmann Oilfield Equipment AG	4,222	172,339
Semperit AG Holding (A)	3,480	41,640
Strabag SE	6,784	204,002
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Austria (continued)
Telekom Austria AG	64,655	$489,241
UBM Development AG	1,455	67,598
UNIQA Insurance Group AG	60,485	543,763
Vienna Insurance Group AG	18,069	439,457
voestalpine AG (B)	15,535	338,269
Wienerberger AG	33,730	863,511
Zumtobel Group AG (A)	13,940	109,786
Belgium 1.5%		11,241,401
Ackermans & van Haaren NV	9,807	1,407,391
AGFA-Gevaert NV (A)	78,536	349,698
Akka Technologies	4,152	230,301
Atenor	1,543	98,275
Banque Nationale de Belgique	55	132,998
Barco NV	3,836	824,768
Bekaert SA	18,102	393,301
Biocartis NV (A)(B)(D)	13,216	73,102
bpost SA	33,248	273,022
Celyad SA (A)	1,226	10,755
Cie d'Entreprises CFE (B)	2,943	259,129
Deceuninck NV (B)	27,625	52,422
D'ieteren SA	11,456	672,887
Econocom Group SA (B)	37,385	105,585
Elia System Operator SA	11,436	1,140,375
Euronav NV	69,674	636,269
EVS Broadcast Equipment SA	6,476	129,629
Exmar NV (A)(B)	13,915	71,971
Fagron	19,779	418,697
Gimv NV	8,106	468,236
Immobel SA	1,203	92,870
Ion Beam Applications (A)(B)	4,559	45,059
Jensen-Group NV	1,485	49,544
Kinepolis Group NV	6,285	331,637
Lotus Bakeries NV	94	290,935
MDxHealth (A)	13,603	12,795
Melexis NV	7,373	509,901
Ontex Group NV	28,363	428,664
Orange Belgium SA	13,880	264,892
Oxurion NV (A)(B)	15,093	46,518
Picanol	683	45,436
Recticel SA	16,816	125,141
Resilux	305	43,320
Roularta Media Group NV	668	9,746
Sioen Industries NV	2,343	48,242
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Belgium (continued)
Sipef NV	2,705	$136,187
Telenet Group Holding NV	12,331	474,296
TER Beke SA	176	19,291
Tessenderlo Group SA (A)	13,214	400,523
Van de Velde NV	2,367	64,358
Viohalco SA (A)	18,237	53,235
Bermuda 0.0%		160,495
Hiscox, Ltd.	10,083	160,495
Canada 8.1%		59,592,427
5N Plus, Inc. (A)(B)	38,389	58,345
Absolute Software Corp.	19,002	135,056
Acadian Timber Corp.	3,534	43,706
Advantage Oil & Gas, Ltd. (A)	82,428	124,049
Aecon Group, Inc.	27,803	325,413
Africa Oil Corp. (A)(B)	10,700	9,885
Ag Growth International, Inc. (B)	8,025	231,199
AGF Management, Ltd., Class B (B)	35,942	163,342
Aimia, Inc. (A)	43,727	105,225
AirBoss of America Corp.	4,809	30,490
Alamos Gold, Inc., Class A	170,880	994,280
Alaris Royalty Corp.	21,297	314,953
Alcanna, Inc. (A)(B)	10,576	26,711
Alexco Resource Corp. (A)(B)	35,137	52,617
Algoma Central Corp.	4,052	36,679
Alio Gold, Inc. (A)(B)	9,897	6,194
Altius Minerals Corp. (B)	14,000	95,228
Altus Group, Ltd.	11,003	367,901
Americas Gold & Silver Corp. (A)	8,321	19,528
Amerigo Resources, Ltd. (A)(B)	49,100	11,340
Andrew Peller, Ltd., Class A	13,393	93,893
ARC Resources, Ltd. (B)	114,450	497,961
Aritzia, Inc. (A)	32,100	529,001
Asanko Gold, Inc. (A)(B)	31,531	27,485
Athabasca Oil Corp. (A)	150,957	40,488
ATS Automation Tooling Systems, Inc. (A)	28,891	385,931
AutoCanada, Inc. (B)	8,443	71,079
Badger Daylighting, Ltd.	11,768	275,295
Baytex Energy Corp. (A)	232,629	214,908
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd.	125,472	141,153
Bird Construction, Inc.	10,185	44,466
Black Diamond Group, Ltd. (A)(B)	17,717	22,175
BlackBerry, Ltd. (A)	9,477	48,929
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
BlackBerry, Ltd. (A)	8,110	$41,929
BMTC Group, Inc.	4,096	24,718
Bombardier, Inc., Class B (A)	57,987	41,473
Bonavista Energy Corp.	160,337	39,420
Bonterra Energy Corp. (B)	10,135	18,122
Boralex, Inc., Class A	31,567	673,790
Bridgemarq Real Estate Services	2,800	29,977
BRP, Inc.	3,653	149,767
Calfrac Well Services, Ltd. (A)(B)	36,548	19,060
Calian Group, Ltd.	2,739	91,439
Canaccord Genuity Group, Inc. (B)	22,630	84,467
Canacol Energy, Ltd.	37,069	118,201
Canadian Western Bank	36,657	816,572
Canfor Corp. (A)	18,680	155,035
Canfor Pulp Products, Inc. (B)	11,968	63,752
CanWel Building Materials Group, Ltd.	27,055	95,945
Capital Power Corp.	41,767	1,043,981
Capstone Mining Corp. (A)	159,933	76,258
Cardinal Energy, Ltd. (B)	41,663	59,907
Cargojet, Inc.	900	68,654
Cascades, Inc.	27,305	221,939
Celestica, Inc. (A)	48,994	308,802
Centerra Gold, Inc. (A)	94,176	594,980
Centerra Gold, Inc. (New York Stock Exchange) (A)	1,244	7,887
Cervus Equipment Corp.	3,597	21,412
CES Energy Solutions Corp.	112,004	169,393
Chesswood Group, Ltd. (B)	5,000	34,234
China Gold International Resources Corp., Ltd. (A)(B)	90,882	71,094
Cineplex, Inc.	26,405	648,986
Clearwater Seafoods, Inc. (B)	7,000	24,511
Cogeco Communications, Inc.	3,254	257,508
Cogeco, Inc.	2,092	143,607
Colliers International Group, Inc.	8,066	653,813
Colliers International Group, Inc. (New York Stock Exchange)	4,844	391,686
Computer Modelling Group, Ltd. (B)	30,133	156,474
Continental Gold, Inc. (A)	79,176	323,252
Copper Mountain Mining Corp. (A)(B)	78,268	30,322
Corby Spirit and Wine, Ltd.	5,444	62,461
Corridor Resources, Inc. (A)	24,100	23,521
Corus Entertainment, Inc., B Shares	74,231	232,827
Crescent Point Energy Corp.	149,175	405,654
Crew Energy, Inc. (A)	57,594	14,374
CRH Medical Corp. (A)	30,192	98,747
Denison Mines Corp. (A)(B)	171,019	63,706
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
DIRTT Environmental Solutions (A)	18,708	$33,729
Dorel Industries, Inc., Class B	8,944	24,721
DREAM Unlimited Corp., Class A	28,038	266,332
Dundee Precious Metals, Inc. (A)	71,270	278,761
Dynacor Gold Mines, Inc.	9,900	11,949
Echelon Financial Holdings, Inc.	2,400	10,853
ECN Capital Corp.	103,129	421,813
EcoSynthetix, Inc. (A)(B)	3,185	5,647
E-L Financial Corp., Ltd.	274	158,613
Eldorado Gold Corp. (A)	77,919	676,295
Element Fleet Management Corp.	53,438	500,042
Endeavour Silver Corp. (A)	21,684	34,572
Endeavour Silver Corp. (New York Stock Exchange) (A)(B)	1,400	2,184
Enerflex, Ltd.	41,952	231,287
Enerplus Corp. (B)	91,948	399,372
Enghouse Systems, Ltd.	16,491	625,362
Ensign Energy Services, Inc. (B)	50,538	79,069
Equitable Group, Inc.	4,656	309,070
ERO Copper Corp. (A)	8,256	88,511
Essential Energy Services, Ltd. (A)	57,270	11,947
Evertz Technologies, Ltd.	11,517	141,834
Excellon Resources, Inc. (A)(B)	17,200	6,279
Exchange Income Corp.	2,691	81,858
Exco Technologies, Ltd.	11,690	65,494
EXFO, Inc. (A)	3,008	10,678
EXFO, Inc. (Toronto Stock Exchange) (A)	1,146	4,056
Extendicare, Inc.	34,995	202,057
Fiera Capital Corp.	26,167	210,740
Finning International, Inc. (B)	28,025	414,659
Firm Capital Mortgage Investment Corp.	7,600	76,948
First Majestic Silver Corp. (A)	52,181	393,812
First Mining Gold Corp. (A)	127,000	19,397
First National Financial Corp.	4,398	112,551
Fission Uranium Corp. (A)	139,747	23,946
Fortuna Silver Mines, Inc. (A)	70,707	207,024
Freehold Royalties, Ltd.	42,409	190,205
Gamehost, Inc.	6,100	35,766
GDI Integrated Facility Services, Inc. (A)	2,500	67,312
Gear Energy, Ltd. (A)	60,000	12,516
Genworth MI Canada, Inc.	17,245	670,014
Gibson Energy, Inc.	58,759	1,121,554
Glacier Media, Inc. (A)	8,800	2,950
GMP Capital, Inc.	29,908	36,765
goeasy, Ltd. (B)	3,130	146,001
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
Golden Star Resources, Ltd. (A)	20,650	$53,231
Golden Star Resources, Ltd. (New York Stock Exchange) (A)(B)	2,760	7,507
GoldMining, Inc. (A)(B)	17,500	18,905
GoldMoney, Inc.	18,000	23,736
Gran Tierra Energy, Inc. (A)(B)	159,029	122,034
Great Canadian Gaming Corp. (A)	20,138	590,075
Guardian Capital Group, Ltd., Class A	4,600	89,961
Guyana Goldfields, Inc. (A)(B)	57,265	15,999
Hanfeng Evergreen, Inc. (A)(C)	3,700	6
Heroux-Devtek, Inc. (A)	15,443	207,096
High Arctic Energy Services, Inc.	12,900	13,263
High Liner Foods, Inc.	6,893	37,848
Home Capital Group, Inc. (A)(B)	27,960	592,633
Horizon North Logistics, Inc.	82,170	49,587
Hudbay Minerals, Inc.	115,305	280,907
IAMGOLD Corp. (A)	200,998	572,034
IBI Group, Inc. (A)	7,200	27,625
Imperial Metals Corp. (A)	20,280	24,325
Indigo Books & Music, Inc. (A)	2,900	7,130
Information Services Corp.	3,300	40,197
Innergex Renewable Energy, Inc.	42,327	620,596
Interfor Corp. (A)	29,229	259,789
International Petroleum Corp. (A)	23,520	77,626
International Tower Hill Mines, Ltd. (A)	4,097	1,892
Intertape Polymer Group, Inc.	24,129	255,087
IPL Plastics, Inc. (A)	13,952	84,611
Ivanhoe Mines, Ltd., Class A (A)	228,395	532,596
Jamieson Wellness, Inc.	13,163	254,679
Just Energy Group, Inc.	44,930	42,846
KAB Distribution, Inc. (A)(C)	18,405	0
K-Bro Linen, Inc.	3,186	105,603
Kelt Exploration, Ltd. (A)(B)	60,355	143,890
Kinaxis, Inc. (A)	6,391	537,325
Kirkland Lake Gold, Ltd.	11,488	370,509
Knight Therapeutics, Inc. (A)	59,373	295,040
KP Tissue, Inc.	5,100	39,250
Labrador Iron Ore Royalty Corp.	23,200	336,700
Largo Resources, Ltd. (A)	36,500	24,474
Lassonde Industries, Inc., Class A	1,000	101,010
Laurentian Bank of Canada	19,550	556,241
Leagold Mining Corp. (A)	25,100	60,775
Leon's Furniture, Ltd.	13,541	163,935
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	19,504	536,478
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Lucara Diamond Corp.	124,430	$62,111
Lundin Gold, Inc. (A)	14,300	110,692
Magellan Aerospace Corp.	8,083	68,831
Mainstreet Equity Corp. (A)	2,022	130,517
Major Drilling Group International, Inc. (A)	38,938	134,024
Maple Leaf Foods, Inc.	28,911	482,047
Marathon Gold Corp. (A)	15,600	14,644
Martinrea International, Inc.	46,611	399,349
Maxim Power Corp. (A)	6,300	9,106
Medical Facilities Corp.	15,230	35,855
MEG Energy Corp. (A)	125,078	575,885
Melcor Developments, Ltd.	4,800	43,521
Methanex Corp.	7,500	215,906
Morguard Corp.	1,478	216,924
Morneau Shepell, Inc.	25,570	631,320
Mountain Province Diamonds, Inc. (A)(B)	10,600	7,107
MTY Food Group, Inc.	7,815	298,568
Mullen Group, Ltd.	45,050	263,470
New Gold, Inc. (A)	288,778	221,599
NFI Group, Inc.	16,830	369,138
Norbord, Inc.	15,046	399,620
North American Construction Group, Ltd.	9,037	83,688
NuVista Energy, Ltd. (A)	69,005	101,792
Obsidian Energy, Ltd. (A)(B)	23,831	14,559
Orbite Technologies, Inc. (A)	105,500	11
Orla Mining, Ltd. (A)	24,200	41,828
Osisko Gold Royalties, Ltd.	44,164	362,920
Osisko Mining, Inc. (A)	12,500	26,076
Painted Pony Energy, Ltd. (A)(B)	41,196	13,504
Pan American Silver Corp.	81,735	1,617,954
Pan American Silver Corp. (A)	51,329	32,337
Papiers Fraser, Inc. (A)(C)	4,800	0
Paramount Resources, Ltd., Class A (A)(B)	25,426	81,075
Parex Resources, Inc. (A)	55,004	752,374
Park Lawn Corp.	10,627	208,858
Pason Systems, Inc.	31,237	286,480
Peyto Exploration & Development Corp. (B)	68,868	112,877
Photon Control, Inc. (A)	33,806	26,445
PHX Energy Services Corp. (A)	11,019	17,896
Pinnacle Renewable Energy, Inc. (B)	6,600	44,500
Pivot Technology Solutions, Inc.	9,400	11,835
Pizza Pizza Royalty Corp.	13,878	93,571
Points International, Ltd. (A)	4,210	66,777
Polaris Infrastructure, Inc.	9,000	102,254
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Canada (continued)
Pollard Banknote, Ltd.	2,700	$34,760
PolyMet Mining Corp. (A)(B)	20,250	7,543
PrairieSky Royalty, Ltd. (B)	46,569	431,949
Precision Drilling Corp. (A)	131,081	162,112
Premier Gold Mines, Ltd. (A)	92,145	85,126
Premium Brands Holdings Corp.	12,007	842,033
Pretium Resources, Inc. (A)	65,800	468,162
Pulse Seismic, Inc. (A)	10,151	11,798
Quarterhill, Inc.	46,498	62,702
Questerre Energy Corp., Class A (A)	41,900	5,775
Real Matters, Inc. (A)	14,600	147,822
Recipe Unlimited Corp.	5,964	71,537
Reitmans Canada, Ltd., Class A	15,656	8,748
Richelieu Hardware, Ltd.	23,454	480,001
Rocky Mountain Dealerships, Inc.	6,328	28,758
Rogers Sugar, Inc.	42,487	156,369
Roxgold, Inc. (A)	113,200	72,529
Russel Metals, Inc.	25,886	379,925
Sabina Gold & Silver Corp. (A)	44,568	44,161
Sandstorm Gold, Ltd. (A)	73,873	431,488
Savaria Corp.	13,000	112,252
Seabridge Gold, Inc. (A)	2,300	22,653
Secure Energy Services, Inc.	71,004	212,126
SEMAFO, Inc. (A)	154,067	305,322
Seven Generations Energy, Ltd., Class A (A)	86,504	355,748
ShawCor, Ltd.	31,578	198,090
Sienna Senior Living, Inc.	28,226	359,804
Sierra Metals, Inc. (A)(B)	4,000	5,364
Sierra Wireless, Inc. (A)	13,360	103,914
Sleep Country Canada Holdings, Inc. (D)	13,709	186,600
Spin Master Corp. (A)(D)	2,800	62,415
Sprott, Inc. (B)	55,451	115,260
SSR Mining, Inc. (A)	53,597	838,545
Stantec, Inc.	36,793	1,099,199
Stelco Holdings, Inc. (B)	11,605	61,732
Stella-Jones, Inc.	22,206	563,980
Storm Resources, Ltd. (A)	26,800	25,158
Stornoway Diamond Corp. (A)(C)	43,566	649
Strad, Inc. (A)	8,902	15,453
SunOpta, Inc. (A)	22,645	61,241
SunOpta, Inc. (New York Stock Exchange) (A)(B)	2,100	5,670
Superior Plus Corp.	67,540	504,695
Supremex, Inc.	5,000	7,450
Surge Energy, Inc. (B)	91,176	59,097
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Tamarack Valley Energy, Ltd. (A)	82,250	$79,048
Taseko Mines, Ltd. (A)	84,702	29,028
Taseko Mines, Ltd. (New York Stock Exchange) (A)	5,290	1,857
TeraGo, Inc. (A)	2,000	11,309
Teranga Gold Corp. (A)	54,503	280,991
Tervita Corp. (A)	3,214	16,642
TFI International, Inc.	33,499	1,033,234
The Descartes Systems Group, Inc. (A)	6,386	265,146
The North West Company, Inc.	18,430	352,741
The Supreme Cannabis Company, Inc. (A)(B)	41,000	9,316
Tidewater Midstream and Infrastructure, Ltd.	113,465	76,925
Timbercreek Financial Corp.	32,686	233,289
TMAC Resources, Inc. (A)	2,100	2,503
TMX Group, Ltd.	553	46,024
TORC Oil & Gas, Ltd.	71,817	174,961
Torex Gold Resources, Inc. (A)	35,220	466,539
Total Energy Services, Inc.	19,706	75,902
Tourmaline Oil Corp.	51,100	424,485
TransAlta Corp.	117,856	882,438
TransAlta Renewables, Inc.	46,339	566,529
Transcontinental, Inc., Class A	26,283	317,609
TransGlobe Energy Corp.	27,604	29,409
Trevali Mining Corp. (A)	206,096	21,496
Trican Well Service, Ltd. (A)(B)	130,270	84,437
Tricon Capital Group, Inc.	62,087	524,080
Trisura Group, Ltd. (A)	1,900	68,441
Turquoise Hill Resources, Ltd. (A)	105,466	56,573
Uni-Select, Inc.	17,505	140,588
Vecima Networks, Inc.	1,797	13,602
Vermilion Energy, Inc. (B)	60,324	604,925
VersaBank	2,000	10,177
Wajax Corp.	6,547	64,238
Wesdome Gold Mines, Ltd. (A)	68,261	434,307
West Fraser Timber Company, Ltd.	12,033	449,316
Western Forest Products, Inc. (B)	181,626	144,787
Westport Fuel Systems, Inc. (A)	2,300	4,278
Westshore Terminals Investment Corp.	20,465	214,827
Whitecap Resources, Inc. (B)	166,343	488,278
WildBrain, Ltd. (A)	59,897	55,334
Winpak, Ltd.	12,336	404,108
Yamana Gold, Inc.	400,291	1,559,711
Yangarra Resources, Ltd. (A)(B)	22,853	14,983
Yellow Pages, Ltd. (A)	4,514	33,428
Zenith Capital Corp. (A)(C)	5,300	869
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
China 0.1%		$974,264
Bund Center Investment, Ltd.	55,500	22,144
China New Higher Education Group, Ltd. (D)	70,000	24,280
FIH Mobile, Ltd. (A)	1,654,000	256,270
Goodbaby International Holdings, Ltd. (A)	335,000	57,229
Huan Yue Interactive Holdings, Ltd. (A)	176,000	16,655
TK Group Holdings, Ltd.	74,000	32,906
Yangzijiang Shipbuilding Holdings, Ltd.	814,000	564,780
Colombia 0.0%		66,923
Frontera Energy Corp.	11,835	66,923
Denmark 2.0%		14,782,706
Agat Ejendomme A/S (A)	17,289	8,978
ALK-Abello A/S (A)	2,301	590,063
Alm Brand A/S	33,758	282,094
Ambu A/S, Class B	58,087	1,322,892
Bang & Olufsen A/S (A)(B)	13,814	68,418
Bavarian Nordic A/S (A)	7,896	262,887
Brodrene Hartmann A/S	809	37,876
Columbus A/S	26,124	30,262
D/S Norden A/S	13,049	150,611
Dfds A/S (B)	12,308	430,855
FLSmidth & Company A/S	15,800	543,460
Fluegger Group A/S	225	9,658
H+H International A/S, Class B (A)	8,339	150,211
Harboes Bryggeri A/S, Class B (A)	1,452	12,265
ISS A/S	8,209	145,869
Jeudan A/S	602	118,992
Jyske Bank A/S (A)	24,373	839,427
Matas A/S	17,216	143,174
Nilfisk Holding A/S (A)	9,424	194,218
NKT A/S (A)	8,273	205,270
NNIT A/S (D)	4,165	64,577
North Media AS	1,803	14,121
Pandora A/S	39,112	1,762,481
Parken Sport & Entertainment A/S	1,870	25,522
Per Aarsleff Holding A/S	9,215	268,063
Ringkjoebing Landbobank A/S	11,315	749,912
Rockwool International A/S, A Shares	206	42,424
Rockwool International A/S, B Shares	818	190,845
Royal Unibrew A/S	18,425	1,594,050
RTX A/S	3,288	98,167
Scandinavian Tobacco Group A/S (D)	30,155	387,544
Schouw & Company A/S	5,524	416,296
SimCorp A/S	15,830	1,528,650
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Denmark (continued)
Solar A/S, B Shares	2,343	$100,244
Spar Nord Bank A/S	44,014	369,772
Sydbank A/S (B)	21,448	396,841
The Drilling Company of 1972 A/S (A)	1,938	85,817
Tivoli A/S	691	70,575
Topdanmark A/S	13,758	600,933
United International Enterprises	535	105,449
Vestjysk Bank A/S (A)	144,692	68,692
Zealand Pharma A/S (A)	8,130	294,251
Faeroe Islands 0.0%		16,240
BankNordik P/F	953	16,240
Finland 2.4%		17,836,542
Adapteo OYJ (A)	17,291	184,547
Afarak Group OYJ (A)	6,433	2,840
Ahlstrom-Munksjo OYJ	11,986	165,539
Aktia Bank OYJ	22,366	254,558
Alma Media OYJ	11,325	99,256
Apetit OYJ	1,524	13,502
Asiakastieto Group OYJ (D)	4,679	159,872
Aspo OYJ	5,505	45,937
Atria OYJ (B)	6,047	55,497
BasWare OYJ (A)	2,688	77,837
Bittium OYJ (B)	10,462	64,432
Cargotec OYJ, B Shares (B)	16,105	468,491
Caverion OYJ	33,497	234,361
Citycon OYJ (B)	24,077	238,719
Digia OYJ	7,562	38,431
Ferratum OYJ	2,783	31,775
Finnair OYJ	25,769	138,776
Fiskars OYJ ABP	13,792	163,911
F-Secure OYJ (A)	36,119	119,401
HKScan OYJ, A Shares (A)	11,127	23,471
Huhtamaki OYJ	40,899	1,679,390
Ilkka-Yhtyma OYJ	9,901	38,025
Kemira OYJ	39,782	506,519
Kesko OYJ, A Shares	4,516	290,364
Kesko OYJ, B Shares	23,294	1,587,379
Konecranes OYJ	24,880	734,415
Lassila & Tikanoja OYJ	11,200	185,768
Lehto Group OYJ	1,623	3,489
Metsa Board OYJ	72,124	415,402
Metso OYJ	39,181	1,275,033
Nokian Renkaat OYJ	49,046	1,283,791
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
Finland (continued)
Olvi OYJ, A Shares	4,942	$200,261
Oriola OYJ, A Shares	8,342	17,882
Oriola OYJ, B Shares	49,342	106,201
Orion OYJ, Class A (B)	8,076	315,104
Orion OYJ, Class B	42,444	1,693,954
Outokumpu OYJ (B)	108,692	417,127
Outotec OYJ (A)	57,501	295,595
Pihlajalinna OYJ	643	10,770
Ponsse OYJ	4,062	113,765
QT Group OYJ (A)(B)	2,996	69,424
Raisio OYJ, V Shares	60,748	206,481
Rapala VMC OYJ	5,592	16,740
Raute OYJ, A Shares	728	18,796
Revenio Group OYJ	4,168	126,212
Sanoma OYJ	27,196	310,368
SRV Group OYJ (A)	8,532	10,720
Stockmann OYJ ABP, A Shares (A)	1,949	5,590
Stockmann OYJ ABP, B Shares (A)	10,220	29,523
Teleste OYJ	3,860	20,104
TietoEVRY OYJ	17,430	493,097
Tikkurila OYJ	14,249	217,037
Tokmanni Group Corp.	21,252	285,008
Uponor OYJ	24,512	322,265
Vaisala OYJ, A Shares (B)	6,527	223,714
Valmet OYJ	52,685	1,257,924
YIT OYJ (B)	70,357	472,152
France 4.3%		31,554,667
ABC arbitrage	9,943	72,041
Actia Group	2,573	9,036
Air France-KLM (A)	74,726	570,689
AKWEL	3,689	59,889
Albioma SA	11,683	385,882
Altamir	5,040	101,334
Alten SA	8,846	990,694
Amplitude Surgical SAS (A)	7,915	12,621
Assystem SA	2,731	81,041
Aubay	2,888	90,147
Axway Software SA	2,311	44,245
Bastide le Confort Medical (A)	1,540	59,109
Beneteau SA (B)	17,098	163,101
Bigben Interactive (B)	7,638	124,637
Boiron SA	2,468	88,027
Bonduelle SCA	7,695	173,756
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Bourbon Corp. (London Stock Exchange) (A)(C)	1,464	$0
Burelle SA	85	63,048
Casino Guichard Perrachon SA (B)	5,970	234,323
Catering International Services	1,089	12,559
Cegedim SA (A)	1,780	52,720
CGG SA (A)	246,907	686,475
Chargeurs SA (B)	8,233	132,120
Cie des Alpes	6,231	159,925
Cie Plastic Omnium SA	20,563	459,932
Coface SA (A)	49,209	540,778
Derichebourg SA	51,800	174,377
Devoteam SA	1,949	175,593
Electricite de Strasbourg SA	351	46,391
Elior Group SA (D)	41,524	523,628
Elis SA	60,129	1,050,012
Eramet (B)	2,724	90,000
Erytech Pharma SA (A)	6,297	36,221
Esso SA Francaise (A)	871	17,898
Etablissements Maurel et Prom SA	16,287	41,994
Europcar Mobility Group (B)(D)	52,342	202,901
Eutelsat Communications SA	75,101	1,015,494
Exel Industries SA, A Shares (A)	444	16,855
Faurecia SE	1,315	60,131
Fleury Michon SA	344	10,999
Fnac Darty SA (A)	7,145	327,023
Gaumont SA	489	61,713
Gaztransport Et Technigaz SA	7,628	683,201
GEA	126	13,712
GL Events	4,616	87,397
Groupe Crit	1,323	86,698
Groupe Gorge	1,279	18,802
Groupe Open	1,805	23,889
Guerbet	2,827	105,560
Haulotte Group SA	3,951	17,433
HERIGE SADCS	539	13,866
HEXAOM	1,083	40,220
ID Logistics Group (A)	981	173,626
Iliad SA	7,753	1,089,792
Imerys SA	12,100	475,850
Ingenico Group SA	23,409	3,336,463
IPSOS	17,414	539,644
Jacquet Metal Service SA (B)	5,053	71,032
JCDecaux SA	12,093	279,458
Kaufman & Broad SA	6,965	281,498
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
France (continued)
Korian SA	22,659	$1,034,416
Lagardere SCA	22,776	396,394
Laurent-Perrier	1,118	101,587
Le Belier	808	30,817
Lectra	11,512	251,286
Linedata Services	1,472	43,225
LISI	8,173	254,031
LNA Sante SA	2,246	113,665
Maisons du Monde SA (B)(D)	20,412	252,230
Manitou BF SA	5,572	100,700
Manutan International	906	55,988
Mersen SA	7,790	229,350
METabolic EXplorer SA (A)	8,100	13,178
Metropole Television SA	10,149	149,393
Nexans SA	14,240	656,427
Nexity SA	18,168	840,677
Nicox (A)	6,072	25,534
NRJ Group	6,595	40,768
Oeneo SA	5,761	78,754
Onxeo SA (A)(B)	11,077	6,029
Onxeo SA (Copenhagen Stock Exchange) (A)	2,056	1,135
Pierre & Vacances SA (A)	1,671	44,167
Plastivaloire (B)	1,440	9,037
Quadient	18,336	396,105
Rallye SA	7,709	69,021
Recylex SA (A)(B)	4,454	12,431
Rexel SA	115,715	1,430,385
Robertet SA (B)	238	231,513
Rothschild & Company	11,722	278,339
Rubis SCA	33,982	1,842,826
Samse SA	285	46,257
Savencia SA	1,977	125,222
Seche Environnement SA	2,029	88,854
Societe BIC SA	10,283	625,087
Societe Marseillaise du Tunnel Prado-Carenage SA	219	5,148
Societe pour l'Informatique Industrielle	2,435	59,810
SOITEC (A)	7,142	595,237
Solocal Group (A)(B)	280,018	143,363
Somfy SA	2,444	229,193
Sopra Steria Group	5,038	815,712
SPIE SA	47,755	921,921
Stef SA	1,253	103,076
Synergie SA	3,330	88,419
Tarkett SA	14,189	228,362
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Technicolor SA (A)(B)	88,478	$23,391
Television Francaise 1	20,913	160,732
Thermador Groupe	2,187	118,923
Trigano SA	3,138	239,086
Union Financiere de France BQE SA	1,451	31,111
Valeo SA	13,660	347,254
Vallourec SA (A)(B)	81,681	158,973
Valneva SE (A)	7,027	21,817
Vetoquinol SA	1,228	93,600
Vicat SA	8,427	330,961
VIEL & Cie SA	6,888	35,571
Vilmorin & Cie SA	2,792	124,209
Virbac SA (A)	1,000	227,503
Vranken-Pommery Monopole SA	923	18,967
Gabon 0.0%		43,122
Total Gabon	325	43,122
Georgia 0.1%		525,954
Bank of Georgia Group PLC	20,020	435,420
Georgia Capital PLC (A)	10,443	90,534
Germany 5.8%		42,636,918
1&1 Drillisch AG	17,524	381,342
7C Solarparken AG	7,705	28,769
Aareal Bank AG	26,021	723,005
Adler Modemaerkte AG (A)	2,325	10,245
ADLER Real Estate AG (A)(B)	18,846	237,179
ADO Properties SA (D)	11,749	349,569
ADVA Optical Networking SE (A)	21,806	146,371
AIXTRON SE (A)	30,137	309,683
All for One Group AG	784	38,904
Allgeier SE	2,876	98,048
Amadeus Fire AG	2,181	307,388
Atoss Software AG	627	111,972
Aurubis AG	16,726	801,336
Basler AG (B)	1,070	54,952
Bauer AG	6,102	94,937
BayWa AG	6,365	171,244
Bechtle AG	11,362	1,512,126
Bertrandt AG	2,816	132,083
bet-at-home.com AG	1,430	63,674
Bijou Brigitte AG	1,450	65,126
Bilfinger SE	12,863	391,894
Borussia Dortmund GmbH & Company KGaA	24,608	209,453
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Germany (continued)
CANCOM SE	11,873	$591,364
CECONOMY AG (A)	77,015	371,388
CENIT AG	2,412	31,155
Centrotec SE	983	15,971
Cewe Stiftung & Company KGAA	2,408	258,425
comdirect bank AG	10,187	155,651
CompuGroup Medical SE	7,962	500,036
CropEnergies AG	14,129	146,685
CTS Eventim AG & Company KGaA	22,260	1,192,907
Data Modul AG	635	33,160
Deutsche Beteiligungs AG	6,398	230,564
Deutsche EuroShop AG	21,051	515,629
Deutsche Pfandbriefbank AG (D)	70,447	999,942
Deutz AG	61,717	294,160
DIC Asset AG	21,568	377,483
DMG Mori AG	4,750	215,838
Dr. Hoenle AG	1,598	68,186
Draegerwerk AG & Company KGaA	1,433	66,012
Duerr AG	22,237	705,311
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,781	302,868
Elmos Semiconductor AG	6,299	149,233
ElringKlinger AG (A)	9,007	60,955
Energiekontor AG (B)	2,199	48,353
Fielmann AG	7,017	492,793
First Sensor AG	2,622	110,979
FORTEC Elektronik AG	601	10,236
Francotyp-Postalia Holding AG	2,607	11,775
Freenet AG	51,632	1,016,350
FUCHS PETROLUB SE	5,851	207,711
GEA Group AG	52,007	1,391,648
Gerresheimer AG	12,232	889,103
Gesco AG	3,651	75,903
GFT Technologies SE	5,329	64,015
H&R GmbH & Company KGaA (A)(B)	8,359	46,725
Hamburger Hafen und Logistik AG	10,617	226,596
Hawesko Holding AG	27	880
Heidelberger Druckmaschinen AG (A)(B)	90,943	81,653
Hella GmbH & Company KGaA	13,544	568,702
HolidayCheck Group AG	12,523	26,113
Hornbach Baumarkt AG	3,479	65,647
Hornbach Holding AG & Company KGaA	5,469	310,545
HUGO BOSS AG	24,493	1,091,734
Hypoport AG (A)	306	103,940
Indus Holding AG	8,954	325,471
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
Instone Real Estate Group AG (A)(D)	402	$10,389
Isra Vision AG	3,594	199,951
IVU Traffic Technologies AG	7,116	100,782
Jenoptik AG	22,145	529,068
JOST Werke AG (D)	1,929	65,692
K+S AG (B)	88,187	730,175
Kloeckner & Company SE	27,626	154,159
Koenig & Bauer AG (B)	4,359	105,923
Krones AG (B)	6,768	429,065
KSB SE & Company KGaA	73	23,218
KWS Saat SE & Company KGaA	4,300	242,224
LANXESS AG	34,617	1,842,990
Leifheit AG	4,376	108,287
Leoni AG (A)(B)	12,042	121,775
LPKF Laser & Electronics AG (A)	6,979	161,155
Manz AG (A)	1,315	25,006
MasterFlex SE	414	2,089
Mediclin AG	8,179	46,562
Medigene AG (A)	4,102	19,871
METRO AG	19,775	230,988
MLP SE	32,818	178,486
New Work SE	1,026	276,825
Nexus AG	6,676	241,244
Nordex SE (A)(B)	31,647	379,358
Norma Group SE	14,871	491,829
OHB SE	2,007	78,269
OSRAM Licht AG (A)(B)	41,735	1,880,515
Paragon GmbH & Company KGaA	613	9,510
PATRIZIA AG	18,660	439,697
Pfeiffer Vacuum Technology AG	3,079	466,556
PNE AG	27,801	128,926
Progress-Werk Oberkirch AG	386	9,513
ProSiebenSat.1 Media SE	88,466	1,077,607
PSI Software AG	4,102	92,698
QSC AG (B)	45,774	57,169
R Stahl AG (A)	823	25,453
Rheinmetall AG	17,240	1,600,500
RHOEN-KLINIKUM AG	9,450	188,286
RIB Software SE (B)	16,448	533,934
Rocket Internet SE (A)(D)	28,857	633,062
SAF-Holland SA	22,781	139,947
Salzgitter AG	11,171	187,306
Schaltbau Holding AG (A)	1,534	51,605
Scout24 AG (D)	14,380	946,114
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Germany (continued)
Secunet Security Networks AG	439	$57,004
SGL Carbon SE (A)(B)	17,099	65,491
Siltronic AG	7,643	725,880
Sixt Leasing SE	3,517	72,909
Sixt SE	5,080	447,076
SMA Solar Technology AG (A)	5,354	183,878
SMT Scharf AG (A)	1,261	13,656
Softing AG	2,069	14,809
Software AG	18,193	598,532
STRATEC SE (B)	1,791	128,923
Stroeer SE & Company KGaA	10,097	755,757
Suedzucker AG (B)	32,557	509,161
SUESS MicroTec SE (A)	7,921	78,254
Surteco Group SE	2,163	53,602
Syzygy AG	471	3,399
TAG Immobilien AG (A)	50,856	1,249,691
Takkt AG	17,528	225,035
Technotrans SE (B)	2,893	54,752
Tele Columbus AG (A)(D)	36,372	108,584
Traffic Systems SE	1,525	37,528
VERBIO Vereinigte BioEnergie AG	12,056	128,222
Vossloh AG (B)	4,139	164,273
Wacker Chemie AG	5,508	391,799
Wacker Neuson SE	13,709	193,530
Washtec AG	4,114	222,477
Wuestenrot & Wuerttembergische AG	10,582	199,823
Gibraltar 0.0%		114,684
888 Holdings PLC	77,379	114,684
Greece 0.0%		37
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	37
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		24,137
GronlandsBANKEN A/S	313	24,137
Guernsey, Channel Islands 0.0%		70,856
Raven Property Group, Ltd. (A)(B)	123,414	70,856
Hong Kong 2.3%		16,668,752
Aeon Credit Service Asia Company, Ltd.	60,000	46,380
Aeon Stores Hong Kong Company, Ltd.	22,000	8,559
Agritrade Resources, Ltd.	975,000	24,476
Allied Group, Ltd.	18,000	88,624
Allied Properties HK, Ltd.	546,000	103,677
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
APAC Resources, Ltd.	182,171	$21,798
Applied Development Holdings, Ltd. (A)	555,000	13,485
APT Satellite Holdings, Ltd.	118,500	55,004
Asia Financial Holdings, Ltd.	94,000	43,509
Asia Standard International Group, Ltd.	236,000	36,124
Asiasec Properties, Ltd.	103,000	16,220
Associated International Hotels, Ltd.	26,000	63,142
Best Food Holding Company, Ltd. (A)	62,000	8,664
BOCOM International Holdings Company, Ltd.	209,000	29,001
BOE Varitronix, Ltd.	257,000	82,624
Boill Healthcare Holdings, Ltd. (A)	1,480,000	8,881
Bonjour Holdings, Ltd. (A)	635,000	9,449
Bright Smart Securities & Commodities Group, Ltd.	220,000	30,640
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	62,295
Build King Holdings, Ltd.	150,000	15,865
Burwill Holdings, Ltd. (A)(C)	1,216,000	11,076
Cafe de Coral Holdings, Ltd.	138,000	304,776
Camsing International Holding, Ltd. (A)(C)	124,000	18,453
Century City International Holdings, Ltd.	452,000	31,104
CGN Mining Company, Ltd.	535,000	18,421
Chen Hsong Holdings	40,000	10,944
Chevalier International Holdings, Ltd.	45,524	63,728
China Baoli Technologies Holdings, Ltd. (A)(C)	517,500	5,258
China Best Group Holding, Ltd. (A)	700,000	15,906
China Display Optoelectronics Technology Holdings, Ltd. (A)	344,000	23,897
China Energy Development Holdings, Ltd. (A)	2,266,000	53,387
China Flavors & Fragrances Company, Ltd.	96,000	15,806
China Motor Bus Company, Ltd.	1,600	25,840
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd.	758,000	149,108
China Strategic Holdings, Ltd. (A)	4,597,500	17,904
China Tonghai International Financial, Ltd. (A)	80,000	3,836
China Touyun Tech Group, Ltd. (A)	155,000	10,170
Chinese Estates Holdings, Ltd. (B)	172,000	113,870
Chinlink International Holdings, Ltd. (A)	105,000	9,766
Chinney Investments, Ltd.	36,000	9,769
Chong Hing Bank, Ltd.	57,000	87,346
Chow Sang Sang Holdings International, Ltd.	135,000	159,562
Chuang's China Investments, Ltd.	210,000	11,853
Chuang's Consortium International, Ltd.	340,021	56,232
CITIC Telecom International Holdings, Ltd.	608,000	222,401
CK Life Sciences International Holdings, Inc.	724,000	90,229
CNQC International Holdings, Ltd.	85,000	10,328
Convenience Retail Asia, Ltd.	68,000	31,307
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Hong Kong (continued)
Convoy Global Holdings, Ltd. (A)(C)	630,000	$9,133
Cosmopolitan International Holdings, Ltd. (A)	320,000	49,466
Cowell e Holdings, Inc.	112,000	24,992
Crocodile Garments (A)	106,000	6,858
CSI Properties, Ltd.	1,976,333	67,828
CST Group, Ltd. (A)	8,135,040	25,411
Dah Sing Banking Group, Ltd.	150,448	187,765
Dah Sing Financial Holdings, Ltd.	60,344	213,756
Dickson Concepts International, Ltd.	63,500	38,182
Digital Domain Holdings, Ltd. (A)	1,000,000	8,677
Dingyi Group Investment, Ltd. (A)	535,000	14,932
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	36,000	50,652
Eagle Nice International Holdings, Ltd.	46,000	15,819
EcoGreen International Group, Ltd.	76,000	13,434
eForce Holdings, Ltd. (A)	488,000	9,086
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd. (A)(B)	1,143,000	25,215
Emperor Entertainment Hotel, Ltd.	185,000	31,004
Emperor International Holdings, Ltd.	436,250	83,583
Emperor Watch & Jewellery, Ltd.	1,270,000	23,619
Energy International Investments Holdings, Ltd. (A)	700,000	8,606
ENM Holdings, Ltd. (A)	368,000	30,375
Esprit Holdings, Ltd. (A)(B)	851,650	143,043
Fairwood Holdings, Ltd.	30,500	74,712
Far East Consortium International, Ltd.	506,763	223,097
Far East Holdings International, Ltd. (A)	321,000	8,128
First Pacific Company, Ltd.	1,056,000	299,966
First Shanghai Investments, Ltd. (A)	192,000	10,042
Fountain SET Holdings, Ltd.	188,000	28,588
Freeman FinTech Corp., Ltd. (A)	260,000	3,009
Genting Hong Kong, Ltd. (A)	174,000	12,365
Get Nice Holdings, Ltd.	2,604,000	61,855
Giordano International, Ltd.	535,708	126,281
Global Brands Group Holding, Ltd.	166,600	8,801
Glorious Sun Enterprises, Ltd.	146,000	17,243
Glory Sun Land Group, Ltd. (A)	112,500	10,757
Gold Peak Industries Holdings, Ltd.	90,000	8,795
Golden Resources Development International, Ltd.	148,000	12,828
Gold-Finance Holdings, Ltd. (A)(C)	214,000	1,977
Good Resources Holdings, Ltd. (A)	270,000	3,471
GR Properties, Ltd. (A)	140,000	32,711
Great Eagle Holdings, Ltd.	66,000	196,507
Great Harvest Maeta Group Holdings, Ltd. (A)	115,000	15,635
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Greater Bay Area Investments Group Holdings, Ltd. (A)	16,480,000	$21,142
Greentech Technology International, Ltd. (A)	510,000	9,268
G-Resources Group, Ltd. (A)	10,684,800	72,002
Guangnan Holdings, Ltd.	108,000	10,436
Guotai Junan International Holdings, Ltd.	1,316,600	222,123
Haitong International Securities Group, Ltd. (B)	894,288	263,426
Hang Fung Gold Technology, Ltd. (A)(C)	310,000	0
Hang Lung Group, Ltd.	64,000	162,558
Hanison Construction Holdings, Ltd.	143,631	20,704
Hao Tian Development Group, Ltd. (A)	451,733	11,229
Harbour Centre Development, Ltd.	37,500	48,988
HKBN, Ltd.	140,000	251,466
HKBridge Financial Holdings, Ltd. (A)	102,000	6,578
HKR International, Ltd.	361,840	146,213
Hon Kwok Land Investment Company, Ltd.	64,000	23,954
Hong Kong Ferry Holdings Company, Ltd.	46,000	40,123
Hong Kong Finance Investment Holding Group, Ltd. (A)	416,000	42,709
Hong Kong Television Network, Ltd., ADR (A)	1,717	19,076
Hongkong Chinese, Ltd.	224,000	23,626
Hop Hing Group Holdings, Ltd.	920,000	10,739
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	33,047
Hung Hing Printing Group, Ltd.	76,216	12,182
Hutchison Port Holdings Trust	636,700	94,193
Hutchison Telecommunications Hong Kong Holdings, Ltd.	632,000	122,716
Hysan Development Company, Ltd.	117,000	427,667
I-CABLE Communications, Ltd. (A)	680,000	6,036
Imagi International Holdings, Ltd. (A)	117,281	15,007
International Housewares Retail Company, Ltd.	124,000	30,773
IPE Group, Ltd. (A)	220,000	21,964
IRC, Ltd. (A)	1,194,000	14,379
IT, Ltd.	174,808	34,881
ITC Properties Group, Ltd.	128,699	17,490
Jacobson Pharma Corp., Ltd.	176,000	36,480
Johnson Electric Holdings, Ltd.	120,500	280,757
Kader Holdings Company, Ltd.	248,000	24,538
Kaisa Health Group Holdings, Ltd. (A)	540,000	15,443
Karrie International Holdings, Ltd.	130,000	19,139
Keck Seng Investments	19,000	10,530
Kerry Logistics Network, Ltd.	237,500	342,104
Kerry Properties, Ltd.	27,000	77,773
Kingmaker Footwear Holdings, Ltd.	54,000	6,387
Kingston Financial Group, Ltd.	174,000	18,548
Kowloon Development Company, Ltd.	117,000	139,962
Kwoon Chung Bus Holdings, Ltd.	20,000	6,803
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Hong Kong (continued)
Lai Sun Development Company, Ltd.	84,786	$103,105
Lai Sun Garment International, Ltd.	31,231	37,380
Landing International Development, Ltd. (A)	523,200	45,666
Landsea Green Properties Company, Ltd. (A)	404,000	36,510
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	244,500	56,332
Lerthai Group, Ltd. (A)	18,000	8,175
Leyou Technologies Holdings, Ltd. (A)	370,000	129,847
Li & Fung, Ltd. (B)	2,304,000	195,775
Lifestyle International Holdings, Ltd.	169,000	157,324
Lippo China Resources, Ltd.	1,028,000	23,949
Lippo, Ltd.	31,250	11,064
Liu Chong Hing Investment, Ltd.	76,000	91,003
Luk Fook Holdings International, Ltd.	144,000	353,714
Lung Kee Bermuda Holdings, Ltd.	48,000	15,206
Magnificent Hotel Investment, Ltd.	438,000	8,225
Man Wah Holdings, Ltd.	593,600	440,426
Mandarin Oriental International, Ltd.	48,800	79,707
Mason Group Holdings, Ltd.	9,029,000	49,189
Maxnerva Technology Services, Ltd. (A)	66,000	3,668
Melco International Development, Ltd.	194,000	405,733
Midland Holdings, Ltd. (A)	162,090	23,232
Ming Fai International Holdings, Ltd.	41,000	4,324
Miramar Hotel & Investment	62,000	114,505
Modern Dental Group, Ltd.	135,000	23,789
Nameson Holdings, Ltd.	196,000	13,804
National Electronics Holdings	88,000	12,423
National United Resources Holdings, Ltd. (A)(C)	1,090,000	14,892
Neo-Neon Holdings, Ltd. (A)	134,000	9,279
NewOcean Energy Holdings, Ltd. (A)	336,000	49,521
Nimble Holdings Company, Ltd. (A)	120,000	7,850
NOVA Group Holdings, Ltd. (A)	195,000	37,774
OP Financial, Ltd.	376,000	48,262
Oriental Press Group, Ltd.	96,000	6,401
Oriental Watch Holdings	190,000	41,692
Oshidori International Holdings, Ltd.	1,588,200	155,776
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,962,000	296,209
Pacific Textiles Holdings, Ltd.	329,000	206,388
Pak Fah Yeow International, Ltd.	20,000	6,454
Paliburg Holdings, Ltd.	101,380	32,819
Paradise Entertainment, Ltd.	176,000	15,655
PC Partner Group, Ltd. (A)	24,000	5,521
PCCW, Ltd.	74,000	44,718
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Peace Mark Holdings, Ltd. (A)(C)	180,000	$0
Perfect Shape Medical, Ltd.	172,000	58,174
Pico Far East Holdings, Ltd.	254,000	64,394
Playmates Holdings, Ltd.	640,000	92,191
Playmates Toys, Ltd. (A)	164,000	7,359
Plover Bay Technologies, Ltd.	88,000	13,181
Polytec Asset Holdings, Ltd.	611,700	71,208
PT International Development Company, Ltd. (A)	453,327	21,875
Public Financial Holdings, Ltd.	126,000	44,797
PYI Corp., Ltd. (A)	1,336,801	13,233
Rare Earth Magnesium Technology Group Holdings, Ltd.	620,000	20,469
Regal Hotels International Holdings, Ltd.	99,200	44,435
Regina Miracle International Holdings, Ltd. (D)	67,000	37,530
Sa Sa International Holdings, Ltd. (B)	505,018	97,326
Samson Holding, Ltd. (A)	120,000	6,228
SAS Dragon Holdings, Ltd.	84,000	26,173
SEA Holdings, Ltd.	68,484	54,291
Shangri-La Asia, Ltd.	40,000	35,145
Shenwan Hongyuan HK, Ltd.	120,000	17,491
Shun Ho Property Investments, Ltd.	7,227	1,775
Shun Tak Holdings, Ltd.	641,250	276,091
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	16,934
Sing Tao News Corp., Ltd.	118,000	21,032
Singamas Container Holdings, Ltd.	682,000	66,030
SITC International Holdings Company, Ltd.	429,000	499,122
Sitoy Group Holdings, Ltd.	135,000	12,185
SmarTone Telecommunications Holdings, Ltd.	141,089	100,175
SOCAM Development, Ltd. (A)	25,426	6,718
Solomon Systech International, Ltd. (A)	504,000	8,852
Soundwill Holdings, Ltd.	39,500	47,024
Stella International Holdings, Ltd.	178,000	227,682
Success Universe Group, Ltd. (A)	360,000	7,989
Summit Ascent Holdings, Ltd. (A)	210,000	23,581
Sun Hung Kai & Company, Ltd.	193,318	86,734
SUNeVision Holdings, Ltd.	173,000	112,733
Synergy Group Holdings International, Ltd. (A)	104,000	3,996
TAI Cheung Holdings, Ltd.	115,000	89,081
Tai United Holdings, Ltd.	115,000	1,923
Tan Chong International, Ltd.	63,000	16,489
Tao Heung Holdings, Ltd.	95,000	13,170
Television Broadcasts, Ltd.	124,100	176,599
Texwinca Holdings, Ltd.	304,000	66,040
The Cross-Harbour Holdings, Ltd.	117,833	181,874
The Hongkong & Shanghai Hotels, Ltd.	197,000	203,189
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Hong Kong (continued)
The United Laboratories International Holdings, Ltd.	308,500	$208,430
Theme International Holdings, Ltd. (A)	855,000	12,613
TOM Group, Ltd. (A)	718,000	126,163
Tradelink Electronic Commerce, Ltd.	186,000	27,953
Transport International Holdings, Ltd. (B)	81,215	200,305
Trinity, Ltd. (A)	408,000	9,288
Tsui Wah Holdings, Ltd.	170,000	8,698
Union Medical Healthcare, Ltd.	59,000	38,522
Up Energy Development Group, Ltd. (A)(C)	898,000	1,486
Upbest Group, Ltd.	8,000	955
Value Convergence Holdings, Ltd. (A)	172,000	6,966
Valuetronics Holdings, Ltd.	125,150	57,400
Vanke Property Overseas, Ltd.	35,000	15,497
Vantage International Holdings, Ltd.	120,000	7,827
Vedan International Holdings, Ltd.	168,000	16,410
Vitasoy International Holdings, Ltd. (B)	94,000	340,935
VPower Group International Holdings, Ltd. (D)	111,000	31,152
VSTECS Holdings, Ltd.	324,400	156,575
VTech Holdings, Ltd.	58,600	518,846
Wai Kee Holdings, Ltd.	72,000	41,626
Wang On Group, Ltd.	1,780,000	17,333
We Solutions, Ltd. (A)	392,000	21,805
Win Hanverky Holdings, Ltd.	152,000	8,778
Winfull Group Holdings, Ltd. (A)	1,368,000	12,762
Wing On Company International, Ltd. (B)	28,000	77,866
Wing Tai Properties, Ltd.	118,000	74,734
Wonderful Sky Financial Group Holdings, Ltd.	46,000	3,846
Xinyi Glass Holdings, Ltd.	162,000	202,832
YGM Trading, Ltd.	22,000	9,830
YT Realty Group, Ltd.	47,109	13,269
YTO Express Holdings, Ltd.	36,000	8,721
Yue Yuen Industrial Holdings, Ltd.	40,500	98,281
Zhaobangji Properties Holdings, Ltd. (A)	320,000	71,187
Ireland 0.5%		4,005,969
Bank of Ireland Group PLC	59,095	221,269
C&C Group PLC	110,907	467,352
Cairn Homes PLC	113,544	152,999
Datalex PLC (A)(C)	4,124	3,539
FBD Holdings PLC	8,155	77,682
Flutter Entertainment PLC	678	72,099
Glanbia PLC	41,335	485,613
Grafton Group PLC	101,737	1,132,658
Greencore Group PLC	227,934	620,387
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Ireland (continued)
Hostelworld Group PLC (D)	10,851	$14,352
Irish Continental Group PLC	42,651	183,158
Permanent TSB Group Holdings PLC (A)	11,820	10,804
San Leon Energy PLC (A)	20,803	6,725
UDG Healthcare PLC	61,090	557,332
Isle of Man 0.1%		610,447
Hansard Global PLC	11,952	5,811
Playtech PLC	155,097	505,028
Strix Group PLC	45,890	99,608
Israel 1.3%		9,325,543
Adgar Investment and Development, Ltd. (B)	21,013	46,646
Afcon Holdings, Ltd. (A)(B)	661	27,862
AFI Properties, Ltd. (A)	4,884	203,267
Africa Israel Residences, Ltd.	512	17,978
Airport City, Ltd. (A)	1	10
Allot, Ltd. (A)	11,145	119,900
Alrov Properties and Lodgings, Ltd.	2,216	95,563
Arad, Ltd.	2,993	46,576
Arko Holdings, Ltd. (A)	77,819	26,750
Ashtrom Group, Ltd.	8,537	124,060
Ashtrom Properties, Ltd.	14,979	93,640
Atreyu Capital Markets, Ltd.	1,856	33,550
AudioCodes, Ltd.	10,166	215,980
Avgol Industries 1953, Ltd. (A)	33,538	20,987
Azorim-Investment Development & Construction Company, Ltd. (A)	37,724	91,541
Bayside Land Corp.	371	305,105
Bet Shemesh Engines Holdings 1997, Ltd.	2,169	69,384
Big Shopping Centers, Ltd.	1,867	201,837
Blue Square Real Estate, Ltd.	1,795	121,939
Bonus Biogroup, Ltd. (A)	66,790	6,798
Brainsway, Ltd. (A)	5,096	27,445
Camtek, Ltd.	7,005	69,316
Carasso Motors, Ltd.	5,531	23,020
Cellcom Israel, Ltd. (A)	20,646	75,416
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	1,000	3,610
Ceragon Networks, Ltd. (A)	14,289	24,148
Clal Insurance Enterprises Holdings, Ltd. (A)	10,232	107,739
Compugen, Ltd. (A)(B)	21,052	161,454
Danel Adir Yeoshua, Ltd.	1,256	110,162
Delek Automotive Systems, Ltd.	12,459	67,079
Delek Group, Ltd.	241	23,383
Delta Galil Industries, Ltd.	3,337	63,686
Dor Alon Energy in Israel 1988, Ltd. (A)	1,448	31,761
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Israel (continued)
Duniec Brothers, Ltd.	328	$12,308
El Al Israel Airlines (A)	137,546	27,742
Electra Consumer Products 1970, Ltd.	2,575	47,179
Electra Real Estate, Ltd. (A)	4,640	29,353
Electra, Ltd.	660	319,168
Electreon Wireless, Ltd. (A)	414	14,517
Energix-Renewable Energies, Ltd. (A)	48,578	163,079
Enlight Renewable Energy, Ltd. (A)	116,899	164,149
Equital, Ltd. (A)	5,723	138,306
Evogene, Ltd. (A)	5,330	7,050
First International Bank of Israel, Ltd.	5,748	153,975
FMS Enterprises Migun, Ltd.	962	30,235
Formula Systems 1985, Ltd.	3,729	247,945
Fox Wizel, Ltd.	3,426	144,283
Gilat Satellite Networks, Ltd.	11,617	109,306
Gilat Satellite Networks, Ltd. (New York Stock Exchange)	759	7,142
Hadera Paper, Ltd.	1,499	45,464
Ham-Let Israel-Canada, Ltd. (A)	2,259	39,106
Harel Insurance Investments & Financial Services, Ltd.	28,816	169,414
Hilan, Ltd.	5,426	206,955
IDI Insurance Company, Ltd.	2,166	60,237
IES Holdings, Ltd.	762	41,295
Industrial Buildings Corp., Ltd. (A)	28,040	80,490
Inrom Construction Industries, Ltd.	19,017	79,137
Intercure, Ltd. (A)(B)	17,839	16,004
Israel Canada T.R., Ltd.	33,166	66,211
Israel Land Development - Urban Renewal, Ltd.	2,268	33,178
Isras Investment Company, Ltd.	393	89,183
Issta Lines, Ltd.	1,677	30,562
Kamada, Ltd. (A)	11,932	70,596
Kerur Holdings, Ltd.	1,874	47,235
Klil Industries, Ltd. (A)	300	22,388
Levinstein Properties, Ltd.	504	13,021
Magic Software Enterprises, Ltd.	10,744	104,837
Malam - Team, Ltd.	214	41,276
Matrix IT, Ltd.	15,061	275,326
Maytronics, Ltd.	16,549	132,838
Mediterranean Towers, Ltd.	22,264	65,449
Mega Or Holdings, Ltd.	6,183	170,814
Mehadrin, Ltd. (A)	167	5,897
Meitav Dash Investments, Ltd.	9,168	32,471
Menora Mivtachim Holdings, Ltd.	8,988	105,389
Migdal Insurance & Financial Holdings, Ltd.	140,977	102,089
Minrav Holdings, Ltd.	126	20,718
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Mivtach Shamir Holdings, Ltd.	1,455	$29,822
Naphtha Israel Petroleum Corp., Ltd. (A)	14,316	59,023
Nawi Brothers, Ltd. (A)	6,442	45,697
Neto ME Holdings, Ltd.	616	32,874
Nova Measuring Instruments, Ltd. (A)	8,081	278,457
Novolog, Ltd.	19,324	11,281
NR Spuntech Industries, Ltd. (A)	7,555	10,004
Oil Refineries, Ltd.	526,893	178,508
One Software Technologies, Ltd.	1,189	78,349
OPC Energy, Ltd.	8,151	56,313
Partner Communications Company, Ltd. (A)	38,688	186,496
Paz Oil Company, Ltd.	3,230	354,187
Perion Network, Ltd. (A)	4,172	29,145
Plasson Industries, Ltd.	1,357	58,554
Plus500, Ltd.	19,766	243,137
Priortech, Ltd.	2,125	19,283
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,696	150,216
Scope Metals Group, Ltd.	2,885	63,645
Shapir Engineering and Industry, Ltd.	32,037	222,333
Shikun & Binui, Ltd.	64,196	345,805
Shufersal, Ltd.	4,123	25,939
Summit Real Estate Holdings, Ltd.	9,897	157,763
Suny Cellular Communication, Ltd. (A)	18,682	7,698
Tadiran Holdings, Ltd.	472	19,043
The Phoenix Holdings, Ltd.	31,036	155,677
Tower Semiconductor, Ltd. (A)	1	12
Union Bank of Israel	5,355	29,063
YH Dimri Construction & Development, Ltd.	1,062	36,310
Italy 4.6%		33,651,776
A2A SpA	651,803	1,136,434
ACEA SpA	22,534	474,584
Aeffe SpA (A)	24,188	36,042
Amplifon SpA	43,379	1,244,476
Anima Holding SpA (D)	146,027	644,707
Aquafil SpA (B)	2,427	13,520
Arnoldo Mondadori Editore SpA (A)	86,730	148,812
AS Roma SpA (A)	56,520	37,882
Ascopiave SpA	30,571	133,069
ASTM SpA	4,755	118,240
Autogrill SpA	46,822	378,524
Autostrade Meridionali SpA	562	15,959
Avio SpA	10,093	155,926
Azimut Holding SpA	52,391	1,117,168
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Italy (continued)
B&C Speakers SpA	959	$14,278
Banca Carige SpA (A)(C)	14,180	21
Banca Farmafactoring SpA (D)	46,719	287,353
Banca Finnat Euramerica SpA	29,383	9,341
Banca Generali SpA	21,107	656,111
Banca IFIS SpA (B)	11,788	180,767
Banca Mediolanum SpA	9,882	80,766
Banca Monte dei Paschi di Siena SpA (A)	1,513	3,066
Banca Popolare di Sondrio SCPA	152,984	365,640
Banca Profilo SpA	121,842	27,459
Banca Sistema SpA (D)	23,962	45,731
Banco BPM SpA (A)	714,718	1,575,114
Banco di Desio e della Brianza SpA	13,389	41,511
BasicNet SpA	5,209	25,927
BE SpA	26,372	34,781
BF SpA (A)	3,630	14,244
Biesse SpA	5,189	70,495
BPER Banca	191,149	765,862
Brunello Cucinelli SpA (B)	13,152	440,043
Buzzi Unicem SpA	33,537	735,629
Cairo Communication SpA	39,540	95,896
Carel Industries SpA (D)	820	10,100
Carraro SpA	6,932	13,086
Cementir Holding NV	23,005	148,370
Cerved Group SpA	75,982	723,640
CIR SpA-Compagnie Industriali	340,106	190,610
Credito Emiliano SpA	45,504	238,903
Credito Valtellinese SpA (A)	2,313,120	191,029
Danieli & C Officine Meccaniche SpA (B)	6,990	105,121
Datalogic SpA (B)	8,307	125,800
De' Longhi SpA	26,040	454,159
DeA Capital SpA (A)	51,454	79,191
DiaSorin SpA	2,337	267,760
doValue SpA (D)	16,243	203,007
El.En. SpA	5,348	149,736
Elica SpA (A)	10,005	34,235
Emak SpA	28,372	24,929
Enav SpA (D)	60,977	363,089
ERG SpA	25,126	590,094
Esprinet SpA	17,722	96,871
Eurotech SpA (A)	15,408	115,421
Falck Renewables SpA	62,064	406,806
Fiera Milano SpA	13,870	67,979
Fila SpA	780	9,786
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Fincantieri SpA (B)	239,241	$191,037
FinecoBank Banca Fineco SpA	34,544	362,470
FNM SpA (B)	72,366	54,024
Freni Brembo SpA	58,131	583,084
GEDI Gruppo Editoriale SpA (A)	54,336	27,444
Gefran SpA	1,600	9,841
Geox SpA	22,422	22,883
Gruppo MutuiOnline SpA	10,709	242,873
Guala Closures SpA (A)	1,594	12,521
Hera SpA	323,845	1,390,001
Illimity Bank SpA (A)	8,861	96,644
IMA Industria Macchine Automatiche SpA (B)	5,235	325,003
IMMSI SpA (A)(B)	101,365	53,013
Intek Group SpA (A)	66,972	18,105
Interpump Group SpA	27,899	844,633
Iren SpA	248,032	767,768
Italgas SpA	206,901	1,264,389
Italmobiliare SpA	6,529	190,779
Juventus Football Club SpA (A)(B)	130,865	141,755
La Doria SpA	6,327	57,482
Leonardo SpA	10,643	109,150
LU-VE SpA	2,562	36,786
Maire Tecnimont SpA	65,851	170,903
MARR SpA	13,640	252,948
Massimo Zanetti Beverage Group SpA (D)	3,791	22,060
Mediaset SpA (A)(B)	170,993	399,800
Openjobmetis SpA Agenzia per il Lavoro	2,352	18,010
OVS SpA (A)(B)(D)	86,493	142,632
Piaggio & C SpA	78,379	187,494
Pirelli & C. SpA (D)	166,095	790,850
Prima Industrie SpA	1,462	23,506
Prysmian SpA	62,220	1,486,392
RAI Way SpA (D)	40,725	247,073
Reno de Medici SpA (B)	86,273	61,034
Reply SpA	8,288	630,284
Retelit SpA	39,468	64,123
Rizzoli Corriere Della Sera Mediagroup SpA (B)	44,608	43,102
Sabaf SpA	2,928	40,192
SAES Getters SpA	2,224	60,829
Safilo Group SpA (A)	16,568	18,092
Saipem SpA (A)(B)	256,962	981,864
Salini Impregilo SpA (A)	63,047	93,594
Salvatore Ferragamo SpA	24,955	397,116
Saras SpA	260,853	308,422
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Italy (continued)
Servizi Italia SpA	3,687	$10,672
Sesa SpA	2,556	134,569
Societa Cattolica di Assicurazioni SC	85,898	631,608
Sogefi SpA (A)	10,059	12,013
SOL SpA (B)	9,408	100,219
Tamburi Investment Partners SpA	55,134	384,800
Technogym SpA (D)	36,463	385,064
Tinexta SpA	8,122	110,409
Tod's SpA (B)	3,519	120,625
TXT e-solutions SpA	3,737	33,247
Unieuro SpA (D)	5,335	65,744
Unione di Banche Italiane SpA	383,598	1,587,049
Unipol Gruppo SpA	186,141	927,457
Zignago Vetro SpA	12,499	171,195
Japan 22.9%		168,353,095
A&D Company, Ltd.	8,600	62,328
Abist Company, Ltd.	1,300	25,803
Access Company, Ltd. (B)	11,600	93,933
Achilles Corp.	5,800	91,424
AD Works Company, Ltd.	105,400	23,389
Adastria Company, Ltd. (B)	11,440	184,792
ADEKA Corp.	34,891	453,130
Ad-sol Nissin Corp. (B)	2,800	56,333
Advan Company, Ltd.	9,100	87,508
Advance Create Company, Ltd.	1,600	23,112
Advanex, Inc.	1,000	11,470
Advantage Risk Management Company, Ltd.	1,800	12,193
Adventure, Inc.	600	14,073
Adways, Inc.	4,800	12,795
Aeon Delight Company, Ltd.	5,800	177,051
Aeon Fantasy Company, Ltd.	3,300	57,068
Aeon Hokkaido Corp. (B)	7,700	54,628
Aeria, Inc. (A)	4,300	24,211
AFC-HD AMS Life Science Company, Ltd.	1,800	9,856
Agro-Kanesho Company, Ltd.	200	2,380
Ahresty Corp.	9,400	37,615
Ai Holdings Corp.	14,600	205,579
Aichi Corp.	15,500	89,197
Aichi Steel Corp.	4,700	130,121
Aichi Tokei Denki Company, Ltd.	1,100	40,926
Aida Engineering, Ltd.	23,500	172,811
Aiful Corp. (A)	147,400	363,025
Aigan Company, Ltd.	4,300	8,660
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Ainavo Holdings Company, Ltd.	2,400	$19,833
Aiphone Company, Ltd.	4,600	64,867
Airport Facilities Company, Ltd.	8,500	36,171
Airtech Japan, Ltd. (B)	2,500	20,903
Aisan Industry Company, Ltd.	17,500	100,875
Aizawa Securities Company, Ltd.	16,600	92,308
Ajis Company, Ltd.	1,600	40,705
Akatsuki Corp.	6,800	19,123
Akatsuki, Inc.	2,200	84,548
Akebono Brake Industry Company, Ltd. (A)	25,300	40,174
Albis Company, Ltd.	2,200	38,996
Alconix Corp.	8,400	86,518
Alinco, Inc. (B)	5,400	48,321
Alpen Company, Ltd.	8,400	124,345
Alpha Corp.	2,500	23,734
Alpha Systems, Inc.	2,920	70,681
AlphaPolis Company, Ltd. (A)	1,100	20,802
Alps Logistics Company, Ltd.	6,000	40,762
Altech Corp.	7,130	106,720
Amano Corp.	2,400	59,029
Amiyaki Tei Company, Ltd.	2,000	56,375
Amuse, Inc.	1,400	28,993
Anabuki Kosan, Inc.	1,000	13,284
Anest Iwata Corp.	13,300	119,791
AOI Electronics Company, Ltd.	1,600	30,534
AOI TYO Holdings, Inc.	12,810	77,244
AOKI Holdings, Inc.	15,800	133,486
Aoyama Trading Company, Ltd.	17,900	200,308
Aoyama Zaisan Networks Company, Ltd.	2,200	27,519
Apaman Company, Ltd.	3,100	17,434
Arakawa Chemical Industries, Ltd.	8,200	97,104
Arata Corp.	5,700	217,277
Araya Industrial Company, Ltd.	1,200	14,040
Arcland Sakamoto Company, Ltd. (B)	12,500	125,852
Arcland Service Holdings Company, Ltd.	6,900	105,672
Arcs Company, Ltd.	17,884	283,662
Arealink Company, Ltd.	3,600	26,672
Argo Graphics, Inc.	6,500	194,030
Arisawa Manufacturing Company, Ltd.	15,000	111,911
Arrk Corp. (A)	24,300	17,326
Artnature, Inc.	6,300	37,254
ArtSpark Holdings, Inc.	500	2,837
As One Corp.	600	44,440
Asahi Broadcasting Group Holdings Corp.	4,000	25,301
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
Asahi Company, Ltd.	7,500	$75,355
Asahi Diamond Industrial Company, Ltd.	23,100	112,065
Asahi Holdings, Inc.	14,500	330,260
Asahi Kogyosha Company, Ltd.	1,700	43,506
Asahi Net, Inc.	6,800	41,120
Asahi Printing Company, Ltd.	3,100	26,975
ASAHI YUKIZAI Corp.	6,100	80,311
Asante, Inc.	2,700	44,131
Asanuma Corp.	3,100	127,480
Asax Company, Ltd.	4,100	24,144
Ashimori Industry Company, Ltd.	1,599	15,627
Asia Pile Holdings Corp.	11,600	49,763
ASKA Pharmaceutical Company, Ltd.	10,100	90,625
ASKUL Corp.	6,000	169,402
Asti Corp.	700	9,945
Asukanet Company, Ltd.	2,200	23,186
Ateam, Inc.	7,200	51,838
Atom Corp.	26,000	217,436
Atrae, Inc. (A)	3,500	75,194
Atsugi Company, Ltd.	6,700	42,973
Aucfan Company, Ltd. (A)	1,700	11,053
Aucnet, Inc.	1,000	9,670
Autobacs Seven Company, Ltd.	17,300	221,279
Avant Corp.	8,200	64,038
Avantia Company, Ltd.	5,700	40,416
Avex, Inc.	15,000	140,462
Axell Corp. (A)	1,700	10,894
Axial Retailing, Inc.	5,800	183,695
Axyz Company, Ltd.	500	10,750
Azia Company, Ltd.	1,000	12,020
Bando Chemical Industries, Ltd.	14,800	95,458
Bank of the Ryukyus, Ltd.	13,000	120,675
Baroque Japan, Ltd.	2,500	18,792
BayCurrent Consulting, Inc.	4,800	288,143
Beaglee, Inc. (A)	1,800	21,977
Beauty Garage, Inc.	100	1,512
Beenos, Inc. (A)	2,400	21,408
Belc Company, Ltd.	4,400	211,925
Bell System24 Holdings, Inc.	13,500	160,271
Belluna Company, Ltd.	21,300	107,178
BeNEXT Group, Inc.	9,600	74,723
Bengo4.com, Inc. (A)(B)	1,800	65,946
Biofermin Pharmaceutical Company, Ltd.	2,100	44,071
B-Lot Company, Ltd.	1,500	19,460
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
BML, Inc.	9,900	$265,470
Bookoff Group Holdings, Ltd.	2,900	20,945
Bourbon Corp.	1,500	23,655
BP Castrol KK	2,600	29,078
Br. Holdings Corp.	9,900	44,168
BrainPad, Inc. (A)(B)	1,300	50,799
Broadleaf Company, Ltd.	37,100	153,291
BRONCO BILLY Company, Ltd.	4,100	81,313
Bull-Dog Sauce Company, Ltd.	2,800	28,950
Bunka Shutter Company, Ltd.	24,200	172,208
Business Brain Showa-Ota, Inc.	800	21,299
C Uyemura & Company, Ltd.	2,000	125,833
CAC Holdings Corp.	5,500	55,277
Can Do Company, Ltd.	3,800	53,753
Canare Electric Company, Ltd.	1,500	22,476
Canon Electronics, Inc.	9,800	167,738
Capital Asset Planning, Inc.	200	1,888
Career Design Center Company, Ltd.	2,500	23,272
CareerIndex, Inc. (A)	1,600	3,580
Carenet, Inc.	700	4,633
Carlit Holdings Company, Ltd.	7,200	31,813
Cawachi, Ltd.	7,900	147,087
C'BON COSMETICS Company, Ltd.	500	9,632
Central Automotive Products, Ltd.	3,600	62,386
Central Glass Company, Ltd.	12,286	234,119
Central Security Patrols Company, Ltd.	3,200	130,892
Central Sports Company, Ltd.	2,400	54,459
Ceres, Inc. (B)	2,700	26,007
Charm Care Corp. KK	5,400	38,378
Chikaranomoto Holdings Company, Ltd.	1,000	6,557
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	61,404
CHIMNEY Company, Ltd.	1,800	31,787
Chino Corp.	2,500	26,611
Chiyoda Company, Ltd.	8,800	99,085
Chiyoda Integre Company, Ltd.	5,200	86,506
Chodai Company, Ltd.	2,800	24,552
Chofu Seisakusho Company, Ltd.	7,900	153,956
Chori Company, Ltd.	5,300	87,406
Chubu Shiryo Company, Ltd.	9,900	130,435
Chudenko Corp.	12,400	257,146
Chuetsu Pulp & Paper Company, Ltd.	3,000	36,706
Chugai Mining Company, Ltd. (A)	34,900	5,121
Chugai Ro Company, Ltd.	2,400	33,348
Chugoku Marine Paints, Ltd.	22,800	193,506
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Chuo Gyorui Company, Ltd.	300	$7,481
Chuo Spring Company, Ltd.	1,000	24,106
CI Takiron Corp.	16,400	93,970
Citizen Watch Company, Ltd.	113,200	446,231
CKD Corp.	3,000	45,477
CK-San-Etsu Company, Ltd.	800	21,506
Cleanup Corp.	9,700	46,437
CMC Corp.	800	13,277
CMIC Holdings Company, Ltd.	5,600	70,875
CMK Corp.	27,300	117,880
cocokara fine, Inc.	8,130	376,429
Colowide Company, Ltd. (B)	22,200	364,170
Comany, Inc.	1,000	11,301
Computer Engineering & Consulting, Ltd.	11,000	170,377
Computer Institute of Japan, Ltd.	5,100	35,021
Comture Corp.	8,600	168,774
CONEXIO Corp.	6,300	79,054
Core Corp.	2,100	22,290
Corona Corp.	5,500	48,641
Cosel Company, Ltd.	11,500	106,154
Cosmo Energy Holdings Company, Ltd.	16,300	274,825
Cosmos Initia Company, Ltd.	6,900	35,466
Cota Company, Ltd.	5,038	59,534
Create Medic Company, Ltd.	2,400	23,541
Create Restaurants Holdings, Inc.	34,000	268,347
Create SD Holdings Company, Ltd.	11,000	248,147
Creek & River Company, Ltd.	4,600	37,806
Cresco, Ltd.	5,800	86,358
CTI Engineering Company, Ltd.	5,100	85,159
CTS Company, Ltd.	11,100	59,556
Cube System, Inc.	2,300	13,053
Curves Holdings Company, Ltd. (A)(C)	15,800	117,793
Cyber Com Company, Ltd.	900	13,143
Cybernet Systems Company, Ltd.	6,300	37,916
Cybozu, Inc.	8,100	136,905
Dai Nippon Toryo Company, Ltd.	9,800	81,383
Daibiru Corp.	19,000	211,395
Dai-Dan Company, Ltd.	5,100	124,050
Daido Kogyo Company, Ltd.	3,900	26,005
Daido Metal Company, Ltd.	18,600	101,011
Daido Steel Company, Ltd.	10,700	385,493
Daidoh, Ltd.	7,200	14,202
Daihatsu Diesel Manufacturing Company, Ltd.	7,100	37,874
Daihen Corp.	7,400	194,365
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Daiho Corp.	6,700	$142,746
Dai-Ichi Cutter Kogyo KK	600	9,392
Daiichi Jitsugyo Company, Ltd.	3,900	120,680
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	49,416
Dai-ichi Seiko Company, Ltd.	5,000	88,802
Daiken Corp.	4,800	73,202
Daiken Medical Company, Ltd.	2,900	15,467
Daiki Aluminium Industry Company, Ltd. (B)	14,800	79,566
Daiki Axis Company, Ltd.	1,500	9,128
Daiko Denshi Tsushin, Ltd.	2,000	14,442
Daikoku Denki Company, Ltd.	3,600	41,814
Daikokutenbussan Company, Ltd.	2,700	75,894
Daikokuya Holdings Company, Ltd. (A)	28,200	6,401
Daikyonishikawa Corp.	14,800	82,489
Dainichi Company, Ltd.	5,000	27,804
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,900	126,930
Daio Paper Corp.	9,500	125,415
Daiohs Corp.	1,700	18,287
Daiseki Company, Ltd.	15,300	365,424
Daishi Hokuetsu Financial Group, Inc.	15,600	317,920
Daishinku Corp. (B)	2,600	39,676
Daisue Construction Company, Ltd.	2,300	17,854
Daito Pharmaceutical Company, Ltd.	4,450	117,779
Daitron Company, Ltd.	4,500	67,798
Daiwa Industries, Ltd.	14,400	131,562
Daiwabo Holdings Company, Ltd.	7,200	363,145
DCM Holdings Company, Ltd.	50,020	453,580
DD Holdings Company, Ltd.	4,400	50,125
DDS, Inc. (A)	3,900	8,104
Dear Life Company, Ltd.	6,600	29,364
Delica Foods Holdings Company, Ltd.	1,800	10,078
Demae-Can Company, Ltd.	3,500	32,349
Denki Kogyo Company, Ltd.	3,900	98,018
Densan System Company, Ltd.	2,900	58,519
Denyo Company, Ltd.	6,900	118,203
Descente, Ltd.	11,900	162,462
Dexerials Corp.	24,100	175,790
Digital Arts, Inc.	4,500	215,016
Digital Garage, Inc.	5,500	173,912
Digital Hearts Holdings Company, Ltd.	3,200	23,985
Digital Information Technologies Corp.	1,800	23,834
Dip Corp.	11,500	278,053
DKK-Toa Corp.	3,100	23,986
DKS Company, Ltd.	3,600	119,738
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
DMG Mori Company, Ltd.	43,100	$538,042
Doshisha Company, Ltd.	10,100	129,278
Double Standard, Inc.	400	12,454
Doutor Nichires Holdings Company, Ltd.	14,793	247,476
Dowa Holdings Company, Ltd.	3,600	116,950
Drecom Company, Ltd. (A)	4,400	23,940
DSB Company, Ltd.	2,200	10,680
DTS Corp.	15,300	277,909
Duskin Company, Ltd.	15,600	403,729
Dvx, Inc.	1,200	9,512
DyDo Group Holdings, Inc. (B)	4,700	152,906
Dynic Corp.	2,300	14,406
Eagle Industry Company, Ltd.	10,900	82,212
Earth Corp.	4,100	212,444
EAT&Company, Ltd.	1,800	26,428
Ebara Foods Industry, Inc.	1,600	29,536
Ebara Jitsugyo Company, Ltd.	3,100	53,501
Ebase Company, Ltd.	4,700	65,855
Eco's Company, Ltd.	3,500	45,977
EDION Corp.	35,300	295,566
EF-ON, Inc.	10,380	52,398
eGuarantee, Inc.	11,500	128,710
E-Guardian, Inc.	2,900	43,833
Eidai Company, Ltd.	8,000	21,079
Eiken Chemical Company, Ltd.	12,800	225,972
Eizo Corp.	6,800	218,114
Elan Corp.	5,500	68,492
Elecom Company, Ltd.	8,000	269,284
Elematec Corp.	6,800	57,700
EM Systems Company, Ltd.	13,400	109,542
Endo Lighting Corp.	3,000	17,548
Enigmo, Inc.	10,300	71,755
Enomoto Company, Ltd.	900	7,991
Enplas Corp.	3,900	93,514
Enshu, Ltd.	1,800	15,859
Entrust, Inc.	3,300	18,261
EPCO Company, Ltd.	700	6,254
EPS Holdings, Inc.	13,200	136,324
eRex Company, Ltd.	8,000	95,725
ES-Con Japan, Ltd.	15,500	99,966
ESCRIT, Inc.	1,400	7,617
Escrow Agent Japan, Inc.	4,000	6,398
Eslead Corp.	3,700	56,691
ESPEC Corp.	8,000	146,763
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Excel Company, Ltd.	2,900	$42,922
Exedy Corp.	13,400	248,492
Extreme Company, Ltd.	700	11,708
F&M Company, Ltd.	1,500	18,583
F@N Communications, Inc.	24,900	101,721
Faith, Inc.	3,110	20,355
FALCO HOLDINGS Company, Ltd.	3,200	48,152
FCC Company, Ltd.	13,200	235,340
FDK Corp. (A)	5,300	35,339
Feed One Company, Ltd.	40,540	58,347
Felissimo Corp.	1,900	16,521
Fenwal Controls of Japan, Ltd.	700	9,201
Ferrotec Holdings Corp. (B)	15,600	95,799
FFRI, Inc. (A)	600	11,613
FIDEA Holdings Company, Ltd.	65,406	66,342
Fields Corp.	6,400	23,201
Financial Products Group Company, Ltd.	7,100	56,410
FINDEX, Inc.	3,900	25,577
First Brothers Company, Ltd.	900	7,836
First Juken Company, Ltd.	3,400	31,153
First-corp, Inc.	2,000	9,018
Fixstars Corp. (B)	4,000	41,429
FJ Next Company, Ltd.	7,600	66,256
Focus Systems Corp.	2,900	21,190
Forval Corp.	1,600	15,340
Foster Electric Company, Ltd.	10,100	134,155
France Bed Holdings Company, Ltd.	8,800	69,949
Freebit Company, Ltd.	3,500	21,859
Freund Corp.	3,000	16,375
F-Tech, Inc.	5,900	33,194
FTGroup Company, Ltd.	3,900	47,273
Fudo Tetra Corp.	7,520	100,682
Fuji Company, Ltd. (B)	9,700	144,178
Fuji Corp.	25,200	402,383
Fuji Corp.(Miyagi)	1,900	32,874
Fuji Corp., Ltd.	11,200	60,063
Fuji Die Company, Ltd.	1,000	5,244
Fuji Kosan Company, Ltd.	1,100	5,894
Fuji Kyuko Company, Ltd.	3,200	82,274
Fuji Oil Company, Ltd.	19,700	37,402
Fuji Pharma Company, Ltd.	6,400	63,070
Fuji Seal International, Inc.	15,200	273,189
Fuji Soft, Inc.	6,600	216,744
Fujibo Holdings, Inc.	4,500	123,021
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Fujicco Company, Ltd.	7,900	$127,880
Fujikura Composites, Inc.	6,700	23,225
Fujikura Kasei Company, Ltd.	9,900	42,470
Fujikura, Ltd. (B)	100,500	322,595
Fujimori Kogyo Company, Ltd.	6,300	166,039
Fujio Food System Company, Ltd.	5,600	73,660
Fujisash Company, Ltd.	26,500	18,204
Fujishoji Company, Ltd.	2,400	19,383
Fujita Kanko, Inc.	3,500	64,353
Fujitec Company, Ltd.	11,500	157,930
Fujitsu Frontech, Ltd.	4,600	48,519
Fujitsu General, Ltd.	10,700	212,405
Fujiya Company, Ltd.	4,200	74,454
FuKoKu Company, Ltd.	3,000	17,254
Fukuda Corp.	3,000	108,777
Fukuda Denshi Company, Ltd.	1,100	68,729
Fukui Computer Holdings, Inc.	3,300	82,084
Fukushima Galilei Company, Ltd.	5,200	166,342
Fukuyama Transporting Company, Ltd.	4,900	146,196
Full Speed, Inc.	1,100	4,344
FULLCAST Holdings Company, Ltd.	7,900	138,096
Funai Electric Company, Ltd. (A)	9,500	49,874
Funai Soken Holdings, Inc.	13,830	317,839
Furukawa Company, Ltd.	13,600	151,624
Furukawa Electric Company, Ltd.	16,800	365,918
Furuno Electric Company, Ltd.	11,800	99,522
Furusato Industries, Ltd.	4,000	54,707
Furuya Metal Company, Ltd.	700	34,128
Furyu Corp.	4,800	45,647
Fuso Chemical Company, Ltd.	7,500	208,659
Fuso Pharmaceutical Industries, Ltd.	2,500	40,536
Futaba Corp.	13,857	133,569
Futaba Industrial Company, Ltd.	25,700	136,696
Future Corp.	9,300	136,140
Fuyo General Lease Company, Ltd.	8,400	472,653
G-7 Holdings, Inc.	4,200	85,444
Gakken Holdings Company, Ltd.	2,000	124,532
Gakkyusha Company, Ltd.	2,400	26,982
GCA Corp.	7,500	48,567
Gecoss Corp.	6,500	53,983
Genki Sushi Company, Ltd.	2,100	45,556
Genky DrugStores Company, Ltd. (B)	3,000	49,778
Geo Holdings Corp.	13,300	143,833
Geomatec Company, Ltd.	900	4,063
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Geostr Corp.	4,600	$14,378
Gfoot Company, Ltd.	5,700	26,653
Giken, Ltd.	6,100	204,201
GL Sciences, Inc.	2,800	32,268
GLOBERIDE, Inc.	3,600	63,761
Glory, Ltd.	9,000	240,391
Glosel Company, Ltd.	4,400	16,294
GMO Cloud K.K.	2,300	43,653
GMO Financial Holdings, Inc.	22,700	110,160
GMO internet, Inc.	2,000	33,127
Godo Steel, Ltd.	4,300	98,137
Gokurakuyu Holdings Company, Ltd.	3,200	10,785
Goldcrest Company, Ltd.	8,570	131,802
Golf Digest Online, Inc.	2,700	13,826
Good Com Asset Company, Ltd.	800	11,038
Grace Technology, Inc.	900	23,338
Grandy House Corp.	5,700	20,875
Gree, Inc.	56,900	233,802
Greens Company, Ltd.	2,000	13,203
GS Yuasa Corp.	26,900	472,457
GSI Creos Corp.	1,100	10,880
G-Tekt Corp.	8,600	103,231
Gun-Ei Chemical Industry Company, Ltd.	1,900	40,334
GungHo Online Entertainment, Inc.	1,200	18,982
Gunosy, Inc. (A)	2,500	22,835
Gunze, Ltd.	5,700	202,350
Gurunavi, Inc.	11,900	80,309
H2O Retailing Corp.	35,900	276,177
HABA Laboratories, Inc.	700	30,174
Hagihara Industries, Inc.	6,900	94,980
Hagiwara Electric Holdings Company, Ltd.	2,600	54,707
Hakudo Company, Ltd.	3,200	36,619
Hakuto Company, Ltd.	6,200	62,664
Hakuyosha Company, Ltd.	800	18,909
Halows Company, Ltd.	4,200	96,211
Hamakyorex Company, Ltd.	6,300	164,373
Hamee Corp.	1,000	13,032
Handsman Company, Ltd.	1,300	14,949
Hanwa Company, Ltd.	14,500	296,458
Happinet Corp.	6,900	73,513
Harada Industry Company, Ltd.	2,900	21,335
Hard Off Corp. Company, Ltd.	3,900	25,802
Harima Chemicals Group, Inc.	6,000	51,289
Haruyama Holdings, Inc.	2,700	18,511
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Hayashikane Sangyo Company, Ltd.	1,900	$10,251
Hazama Ando Corp.	68,500	501,840
Heiwa Corp.	5,800	108,193
Heiwa Real Estate Company, Ltd.	12,800	356,920
Heiwado Company, Ltd. (B)	14,400	223,134
Helios Techno Holding Company, Ltd.	6,400	19,435
Hibino Corp.	700	10,124
Hibiya Engineering, Ltd.	7,600	122,887
Hiday Hidaka Corp. (B)	8,827	133,497
HI-LEX Corp.	8,000	121,538
Himaraya Company, Ltd.	1,700	11,380
Hinokiya Group Company, Ltd.	2,200	36,728
Hioki EE Corp.	4,300	128,452
Hirakawa Hewtech Corp.	3,600	38,101
Hiramatsu, Inc. (A)	16,400	29,890
Hirano Tecseed Company, Ltd.	2,700	29,847
Hirata Corp.	400	18,577
Hirose Tusyo, Inc.	600	9,015
Hiroshima Gas Company, Ltd.	16,200	48,278
HIS Company, Ltd.	10,200	201,356
Hisaka Works, Ltd.	9,000	66,378
Hitachi Zosen Corp.	68,580	238,603
Hito Communications Holdings, Inc.	1,300	14,278
Hochiki Corp.	5,500	61,118
Hoden Seimitsu Kako Kenkyusho Company, Ltd.	1,000	6,256
Hodogaya Chemical Company, Ltd.	2,800	94,826
Hogy Medical Company, Ltd.	8,900	252,461
Hokkaido Coca-Cola Bottling Company, Ltd.	200	6,468
Hokkaido Electric Power Company, Inc.	73,000	316,987
Hokkaido Gas Company, Ltd.	7,200	99,035
Hokkan Holdings, Ltd.	3,400	49,221
Hokko Chemical Industry Company, Ltd.	8,600	43,012
Hokuetsu Corp.	56,000	226,196
Hokuetsu Industries Company, Ltd.	9,000	92,317
Hokuhoku Financial Group, Inc.	53,400	446,547
Hokuriku Electric Industry Company, Ltd.	3,100	26,275
Hokuriku Electric Power Company (A)	71,300	477,896
Hokuriku Electrical Construction Company, Ltd.	5,600	50,771
Hokuto Corp.	9,800	167,208
Honda Tsushin Kogyo Company, Ltd.	8,400	34,000
H-One Company, Ltd.	7,700	44,124
Honeys Holdings Company, Ltd.	8,860	94,197
Honma Golf, Ltd. (D)	30,500	17,711
Hoosiers Holdings	11,500	66,314
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Hosiden Corp.	24,900	$214,865
Hosokawa Micron Corp.	3,500	159,160
Hotland Company, Ltd.	1,800	16,962
House Do Company, Ltd.	1,400	12,676
Howa Machinery, Ltd. (B)	5,300	32,919
HyAS&Company, Inc.	2,500	4,675
I K K, Inc.	3,000	18,273
IBJ, Inc.	7,700	68,655
Ichibanya Company, Ltd.	5,600	228,052
Ichigo, Inc.	22,800	69,160
Ichiken Company, Ltd.	2,300	32,790
Ichikoh Industries, Ltd.	14,100	85,196
Ichimasa Kamaboko Company, Ltd.	1,100	8,168
Ichinen Holdings Company, Ltd.	10,700	112,458
Ichiyoshi Securities Company, Ltd.	18,600	91,172
Icom, Inc.	4,600	98,361
ID Holdings Corp.	3,300	44,897
Idec Corp.	13,600	206,511
IDOM, Inc.	26,500	125,278
Ihara Science Corp.	2,200	26,546
Iino Kaiun Kaisha, Ltd.	36,600	111,533
IJTT Company, Ltd.	7,760	37,337
Ikegami Tsushinki Company, Ltd.	1,900	16,069
IMAGICA GROUP, Inc.	5,400	20,344
Imasen Electric Industrial	7,000	49,761
Imuraya Group Company, Ltd.	2,700	39,299
Inaba Denki Sangyo Company, Ltd.	19,200	423,183
Inaba Seisakusho Company, Ltd.	4,900	54,169
Inabata & Company, Ltd.	18,200	209,670
Inageya Company, Ltd.	3,100	36,357
Ines Corp.	7,100	96,758
I-Net Corp.	5,400	62,924
Infocom Corp.	9,800	246,060
Infomart Corp.	8,600	51,282
Information Services International-Dentsu, Ltd.	4,400	189,354
Innotech Corp.	6,900	60,296
Insource Company, Ltd.	2,000	47,185
Intage Holdings, Inc.	14,000	101,413
Intellex Company, Ltd.	1,800	8,973
Intelligent Wave, Inc.	2,900	16,545
Inter Action Corp. (B)	3,100	65,687
Internet Initiative Japan, Inc.	10,100	278,623
Inui Global Logistics Company, Ltd.	5,990	59,129
I-O Data Device, Inc.	3,600	27,643
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
IR Japan Holdings, Ltd.	1,700	$103,130
Iriso Electronics Company, Ltd.	8,000	270,800
I'rom Group Company, Ltd.	2,800	29,873
ISB Corp.	1,300	23,670
Ise Chemicals Corp.	600	15,461
Iseki & Company, Ltd.	9,900	105,249
Ishihara Chemical Company, Ltd.	1,800	29,335
Ishihara Sangyo Kaisha, Ltd.	18,200	120,077
Ishii Iron Works Company, Ltd.	900	20,711
Ishizuka Glass Company, Ltd.	1,000	19,516
Isolite Insulating Products Company, Ltd.	2,200	9,857
Istyle, Inc. (A)	7,800	20,941
Itfor, Inc.	11,200	67,375
ITmedia, Inc.	1,600	14,120
Itochu Enex Company, Ltd.	22,300	173,507
Itochu-Shokuhin Company, Ltd.	2,400	99,524
Itoham Yonekyu Holdings, Inc.	31,300	172,912
Itoki Corp.	16,100	52,888
Itokuro, Inc. (A)(B)	3,000	38,538
IwaiCosmo Holdings, Inc.	7,900	81,817
Iwaki & Company, Ltd.	12,400	51,806
Iwaki Company, Ltd.	2,600	22,835
Iwasaki Electric Company, Ltd.	3,000	39,625
Iwatani Corp. (B)	14,000	459,659
Iwatsu Electric Company, Ltd.	3,700	27,502
Iwatsuka Confectionery Company, Ltd.	1,100	38,545
J Trust Company, Ltd.	30,000	95,178
JAC Recruitment Company, Ltd.	6,000	77,870
Jaccs Company, Ltd.	9,600	191,799
Jafco Company, Ltd.	12,000	454,337
Jalux, Inc.	2,600	46,980
Jamco Corp.	4,500	44,516
Janome Sewing Machine Company, Ltd.	8,500	26,244
Japan Animal Referral Medical Center Company, Ltd. (A)	600	10,724
Japan Asia Group, Ltd.	9,200	26,237
Japan Asia Investment Company, Ltd. (A)	5,400	10,099
Japan Asset Marketing Company, Ltd. (A)	85,600	97,938
Japan Aviation Electronics Industry, Ltd.	20,200	323,191
Japan Best Rescue System Company, Ltd.	6,400	44,592
Japan Cash Machine Company, Ltd.	7,500	45,461
Japan Display, Inc. (A)	192,500	107,798
Japan Electronic Materials Corp.	2,600	19,686
Japan Elevator Service Holdings Company, Ltd.	3,400	65,557
Japan Foundation Engineering Company, Ltd.	8,200	23,587
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Japan Investment Adviser Company, Ltd. (B)	4,600	$63,513
Japan Lifeline Company, Ltd.	21,800	265,645
Japan Material Company, Ltd.	23,300	274,155
Japan Medical Dynamic Marketing, Inc.	6,300	93,864
Japan Oil Transportation Company, Ltd.	1,100	28,184
Japan Petroleum Exploration Company, Ltd.	14,200	309,226
Japan Property Management Center Company, Ltd.	6,100	62,262
Japan Pulp & Paper Company, Ltd.	4,500	144,874
Japan Securities Finance Company, Ltd.	42,900	185,815
Japan Transcity Corp.	14,700	58,256
Jastec Company, Ltd.	3,500	29,201
JBCC Holdings, Inc.	5,800	88,524
JCU Corp.	8,200	189,561
Jeol, Ltd.	14,700	385,122
JFE Systems, Inc.	400	12,763
JFLA Holdings, Inc.	2,400	8,247
JIG-SAW, Inc. (A)	900	31,316
Jimoto Holdings, Inc.	71,800	62,645
JINS Holdings, Inc.	5,200	318,123
JK Holdings Company, Ltd.	6,100	35,606
JM Holdings Company, Ltd.	4,800	94,686
JMS Company, Ltd.	6,400	43,262
Joban Kosan Company, Ltd.	2,000	24,458
J-Oil Mills, Inc.	4,500	167,508
Joshin Denki Company, Ltd.	7,200	118,688
Joyful Honda Company, Ltd.	3,000	31,258
JP-Holdings, Inc.	14,400	36,202
JSB Company, Ltd.	600	24,133
JSP Corp.	6,100	92,077
Juki Corp.	16,500	104,198
JVCKenwood Corp.	73,828	148,948
K&O Energy Group, Inc.	6,900	97,393
Kadokawa Corp.	18,657	243,635
Kadoya Sesame Mills, Inc.	400	12,634
Kaga Electronics Company, Ltd.	7,300	131,936
Kakiyasu Honten Company, Ltd. (B)	3,900	92,191
Kamakura Shinsho, Ltd. (A)	4,400	53,876
Kameda Seika Company, Ltd.	4,400	178,536
Kamei Corp.	10,000	90,120
Kanaden Corp.	7,400	80,332
Kanagawa Chuo Kotsu Company, Ltd.	1,600	53,388
Kanamic Network Company, Ltd.	7,800	41,506
Kanamoto Company, Ltd.	15,100	331,990
Kandenko Company, Ltd.	33,000	278,903
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Kaneka Corp.	1,100	$29,475
Kaneko Seeds Company, Ltd.	3,900	41,494
Kanematsu Corp.	30,800	334,430
Kanematsu Electronics, Ltd.	4,700	133,670
Kanemi Company, Ltd.	500	13,308
Kansai Super Market, Ltd.	5,300	42,582
Kanto Denka Kogyo Company, Ltd.	19,000	161,714
Kappa Create Company, Ltd.	10,800	127,520
Kasai Kogyo Company, Ltd.	11,900	73,233
Katakura & Co-op Agri Corp.	1,100	10,427
Katakura Industries Company, Ltd.	12,500	144,039
Kato Sangyo Company, Ltd.	8,500	234,202
Kato Works Company, Ltd.	3,800	45,897
KAWADA TECHNOLOGIES, Inc.	1,900	98,077
Kawagishi Bridge Works Company, Ltd.	600	12,985
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	60,895
Kawasaki Kisen Kaisha, Ltd. (A)	18,500	206,417
Kawasumi Laboratories, Inc.	5,500	51,348
Kawata Manufacturing Company, Ltd.	1,600	12,713
KeePer Technical Laboratory Company, Ltd.	2,300	22,800
Keihanshin Building Company, Ltd.	16,300	200,156
Keihin Corp.	16,400	392,973
Keiyo Company, Ltd.	19,100	82,744
KEL Corp.	1,900	14,145
Kenedix, Inc.	61,100	327,944
Kenko Mayonnaise Company, Ltd.	5,300	96,481
Key Coffee, Inc.	500	9,413
KFC Holdings Japan, Ltd.	3,500	76,478
KH Neochem Company, Ltd.	12,800	248,034
Kimoto Company, Ltd.	15,600	19,947
Kimura Chemical Plants Company, Ltd. (B)	5,900	26,467
Kimura Unity Company, Ltd.	600	5,470
King Company, Ltd.	2,300	10,672
King Jim Company, Ltd.	3,700	25,715
Kintetsu Department Store Company, Ltd.	2,900	67,725
Kintetsu World Express, Inc.	15,800	247,024
Kirindo Holdings Company, Ltd.	3,800	54,453
Kissei Pharmaceutical Company, Ltd.	10,800	260,919
Ki-Star Real Estate Company, Ltd.	2,800	36,393
Kitagawa Corp.	3,400	54,470
Kitano Construction Corp.	1,500	33,816
Kitanotatsujin Corp. (B)	9,900	47,881
Kito Corp.	8,100	102,761
Kitz Corp.	25,300	148,898
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
KLab, Inc. (A)	7,500	$42,598
KNT-CT Holdings Company, Ltd. (A)	2,200	19,121
Koa Corp.	9,000	87,049
Koatsu Gas Kogyo Company, Ltd.	13,600	83,269
Kobe Electric Railway Company, Ltd. (A)	3,200	115,489
Kobe Steel, Ltd.	80,300	295,547
Kobelco Eco-Solutions Company, Ltd.	1,200	21,492
Kohnan Shoji Company, Ltd.	9,300	187,295
Kohsoku Corp.	3,200	30,885
Koike Sanso Kogyo Company, Ltd.	500	10,021
Kojima Company, Ltd.	13,300	50,336
Kokusai Company, Ltd.	2,400	18,049
Kokuyo Company, Ltd.	30,973	437,397
KOMAIHALTEC, Inc.	1,200	16,455
Komatsu Matere Company, Ltd.	10,700	71,892
Komatsu Wall Industry Company, Ltd.	2,700	47,217
KOMEDA Holdings Company, Ltd.	17,900	303,308
Komehyo Company, Ltd.	3,100	24,779
Komeri Company, Ltd.	12,900	233,138
Komori Corp.	20,724	157,470
Konaka Company, Ltd.	10,500	33,795
Kondotec, Inc.	7,100	62,780
Konishi Company, Ltd.	11,200	137,692
Konoike Transport Company, Ltd.	10,300	126,835
Konoshima Chemical Company, Ltd.	1,800	15,558
Kosaido Company, Ltd. (A)(B)	6,200	44,797
Koshidaka Holdings Company, Ltd.	15,800	82,587
Kotobuki Spirits Company, Ltd.	3,200	153,979
Kourakuen Holdings Corp.	4,800	67,464
Kozo Keikaku Engineering, Inc.	800	18,103
Krosaki Harima Corp.	2,100	107,299
KRS Corp.	3,000	48,685
KU Holdings Company, Ltd.	3,500	24,712
Kumagai Gumi Company, Ltd.	14,800	390,316
Kumiai Chemical Industry Company, Ltd.	17,290	115,218
Kunimine Industries Company, Ltd.	2,100	20,104
Kura Sushi, Inc.	4,100	173,333
Kurabo Industries, Ltd.	5,000	89,593
Kureha Corp.	7,300	365,068
Kurimoto, Ltd.	4,400	74,314
Kuriyama Holdings Corp.	6,900	40,631
Kushikatsu Tanaka Holdings Company	1,300	18,821
Kusuri no Aoki Holdings Company, Ltd.	2,700	165,693
KVK Corp.	1,500	18,808
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
KYB Corp. (A)	7,300	$161,142
Kyoden Company, Ltd.	10,400	29,111
Kyodo Printing Company, Ltd.	2,200	51,894
Kyoei Steel, Ltd.	8,600	129,626
Kyokuto Boeki Kaisha, Ltd.	2,700	39,484
Kyokuto Kaihatsu Kogyo Company, Ltd.	13,500	153,183
Kyokuto Securities Company, Ltd.	12,900	78,053
Kyokuyo Company, Ltd.	4,800	114,998
KYORIN Holdings, Inc.	16,100	322,178
Kyoritsu Maintenance Company, Ltd.	11,280	345,667
Kyoritsu Printing Company, Ltd.	9,100	12,896
Kyosan Electric Manufacturing Company, Ltd.	18,000	77,218
Kyoto Kimono Yuzen Company, Ltd.	2,600	6,259
Kyowa Electronic Instruments Company, Ltd.	11,400	42,765
Kyowa Leather Cloth Company, Ltd.	5,000	30,182
Kyushu Financial Group, Inc.	54,100	182,424
Kyushu Leasing Service Company, Ltd.	3,500	17,632
LAC Company, Ltd. (B)	4,100	33,488
Lacto Japan Company, Ltd.	1,400	45,539
Land Business Company, Ltd.	1,700	11,511
Laox Company, Ltd. (A)(B)	12,200	18,940
LEC, Inc. (B)	8,500	73,947
Leopalace21 Corp. (A)	16,500	49,548
Life Corp.	7,200	156,573
LIFULL Company, Ltd.	7,400	28,611
Like Company, Ltd.	3,100	42,403
Linical Company, Ltd.	4,600	36,318
Link And Motivation, Inc.	8,500	35,002
Lintec Corp.	18,100	387,156
Litalico, Inc. (A)	2,100	41,307
LIXIL VIVA Corp.	9,900	186,840
Lonseal Corp.	500	8,243
Look Holdings, Inc.	1,800	14,401
M&A Capital Partners Company, Ltd. (A)	4,000	116,741
Macnica Fuji Electronics Holdings, Inc.	18,100	252,766
Macromill, Inc.	15,200	118,818
Maeda Corp.	59,500	524,011
Maeda Kosen Company, Ltd. (B)	8,800	161,766
Maeda Road Construction Company, Ltd. (B)	15,900	466,863
Maezawa Industries, Inc.	5,000	15,389
Maezawa Kasei Industries Company, Ltd.	4,300	40,366
Maezawa Kyuso Industries Company, Ltd.	4,100	75,689
Makino Milling Machine Company, Ltd.	9,815	330,070
Mamezou Holdings Company, Ltd.	7,000	123,229
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Mamiya-Op Company, Ltd.	2,000	$16,718
MarkLines Company, Ltd.	4,500	69,180
Mars Group Holdings Corp.	5,300	86,800
Marubun Corp.	7,700	36,946
Marudai Food Company, Ltd.	9,300	151,808
Marufuji Sheet Piling Company, Ltd.	300	5,720
Maruha Nichiro Corp.	16,581	346,261
Maruka Corp. (B)	3,200	54,381
Marumae Company, Ltd. (B)	3,000	20,090
Marusan Securities Company, Ltd.	25,061	100,734
Maruwa Company, Ltd.	3,800	242,911
Maruwa Unyu Kikan Company, Ltd.	6,000	96,883
Maruyama Manufacturing Company, Inc. (B)	900	12,123
Maruzen CHI Holdings Company, Ltd.	4,800	14,264
Maruzen Company, Ltd.	4,100	73,755
Maruzen Showa Unyu Company, Ltd.	5,200	115,683
Marvelous, Inc.	12,700	72,142
Matching Service Japan Company, Ltd.	2,000	18,797
Matsuda Sangyo Company, Ltd.	6,020	78,676
Matsui Construction Company, Ltd.	8,500	49,317
Matsuya Company, Ltd.	1,100	6,482
Matsuyafoods Holdings Company, Ltd.	3,400	119,846
Max Company, Ltd.	4,500	74,069
Maxell Holdings, Ltd.	20,000	239,188
Maxvalu Tokai Company, Ltd.	2,100	37,869
MCJ Company, Ltd.	26,900	154,506
MEC Company, Ltd.	4,900	56,199
Media Do Holdings Company, Ltd.	1,700	44,831
Medical Data Vision Company, Ltd. (A)	4,400	30,043
Medical System Network Company, Ltd.	6,600	26,188
Medius Holdings Company, Ltd.	2,500	15,522
MedPeer, Inc. (A)	2,400	26,771
Megachips Corp.	6,800	92,574
Megmilk Snow Brand Company, Ltd.	18,700	374,936
Meidensha Corp.	14,717	234,946
Meiji Electric Industries Company, Ltd.	2,800	33,873
Meiji Shipping Company, Ltd.	6,300	18,324
Meiko Electronics Company, Ltd.	8,600	127,114
Meiko Network Japan Company, Ltd.	9,200	68,948
Meisei Industrial Company, Ltd.	16,200	107,624
Meitec Corp.	9,900	464,917
Meito Sangyo Company, Ltd.	4,300	51,027
Meiwa Corp.	10,600	48,897
Meiwa Estate Company, Ltd.	3,300	17,112
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Melco Holdings, Inc.	2,900	$56,715
Members Company, Ltd.	2,700	33,798
Menicon Company, Ltd.	9,200	374,919
Mercuria Investment Company, Ltd.	1,700	9,526
Metaps, Inc. (A)	3,700	20,906
METAWATER Company, Ltd.	4,900	173,302
Micronics Japan Company, Ltd.	10,900	96,731
Mie Kotsu Group Holdings, Inc.	19,600	89,024
Mikuni Corp.	8,400	22,178
Milbon Company, Ltd.	9,320	451,367
Mimaki Engineering Company, Ltd.	5,100	19,667
Mimasu Semiconductor Industry Company, Ltd.	8,100	150,194
Ministop Company, Ltd. (B)	7,100	94,766
Miraca Holdings, Inc.	22,200	553,264
Miraial Company, Ltd.	3,700	34,189
Mirait Holdings Corp.	30,020	394,951
Miroku Jyoho Service Company, Ltd. (B)	6,900	153,761
Mitani Corp.	4,200	226,459
Mitani Sangyo Company, Ltd.	8,100	24,622
Mitani Sekisan Company, Ltd.	3,200	105,318
Mito Securities Company, Ltd.	24,200	39,466
Mitsuba Corp.	16,500	92,854
Mitsubishi Kakoki Kaisha, Ltd.	2,600	41,496
Mitsubishi Logisnext Company, Ltd.	10,700	134,774
Mitsubishi Paper Mills, Ltd.	13,838	50,534
Mitsubishi Pencil Company, Ltd.	8,100	111,099
Mitsubishi Research Institute, Inc.	2,100	73,103
Mitsubishi Shokuhin Company, Ltd.	5,900	142,024
Mitsubishi Steel Manufacturing Company, Ltd.	4,800	36,524
Mitsuboshi Belting, Ltd.	9,300	127,276
Mitsui E&S Holdings Company, Ltd. (A)	32,900	234,630
Mitsui High-Tec, Inc.	6,600	83,351
Mitsui Matsushima Holdings Company, Ltd.	6,500	60,271
Mitsui Mining & Smelting Company, Ltd.	25,100	594,681
Mitsui Sugar Company, Ltd.	7,300	128,240
Mitsui-Soko Holdings Company, Ltd.	9,500	137,067
Mitsumura Printing Company, Ltd.	400	5,972
Mitsuuroko Group Holdings Company, Ltd.	13,800	129,472
Mixi, Inc.	17,800	283,817
Miyaji Engineering Group, Inc.	2,600	41,753
Miyoshi Oil & Fat Company, Ltd.	2,600	23,785
Mizuho Leasing Company, Ltd.	10,600	277,291
Mizuho Medy Company, Ltd.	800	14,348
Mizuno Corp.	8,600	171,188
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Mobile Factory, Inc. (A)	2,400	$32,800
Mochida Pharmaceutical Company, Ltd.	1,000	34,933
Modec, Inc.	8,400	140,696
Molitec Steel Company, Ltd.	6,100	14,835
Monex Group, Inc.	74,300	143,271
Money Partners Group Company, Ltd.	4,700	8,393
MORESCO Corp.	3,000	30,712
Mori-Gumi Company, Ltd.	3,900	10,256
Morinaga Milk Industry Company, Ltd.	13,400	472,221
Morita Holdings Corp.	11,100	171,390
Morito Company, Ltd.	9,500	59,985
Morningstar Japan KK	3,300	10,847
Morozoff, Ltd.	1,000	42,643
Mory Industries, Inc.	2,200	44,573
MrMax Holdings, Ltd. (B)	11,300	39,159
MTI, Ltd.	11,700	60,752
Mugen Estate Company, Ltd.	4,300	20,101
Murakami Corp.	2,600	62,302
Musashi Company, Ltd.	900	14,788
Musashi Seimitsu Industry Company, Ltd.	18,700	204,491
Mutoh Holdings Company, Ltd.	600	8,318
N Field Company, Ltd.	3,200	13,677
NAC Company, Ltd.	5,500	44,795
Nachi-Fujikoshi Corp.	6,300	207,058
Nadex Company, Ltd.	1,200	8,804
Nafco Company, Ltd.	5,000	58,284
Nagano Keiki Company, Ltd.	5,500	41,455
Nagase & Company, Ltd.	22,900	273,528
Nagatanien Holdings Company, Ltd.	4,500	83,862
Nagawa Company, Ltd. (B)	2,300	114,113
Naigai Trans Line, Ltd.	2,800	27,036
Nakabayashi Company, Ltd.	8,300	43,245
Nakamoto Packs Company, Ltd.	800	9,815
Nakamuraya Company, Ltd.	1,600	56,283
Nakanishi, Inc.	3,900	58,992
Nakano Corp.	4,800	18,035
Nakayama Steel Works, Ltd.	10,000	37,917
Nakayamafuku Company, Ltd.	4,400	18,781
Nakayo, Inc.	1,000	13,802
Namura Shipbuilding Company, Ltd.	21,772	40,928
Narasaki Sangyo Company, Ltd.	1,600	25,851
Natori Company, Ltd.	4,000	57,820
NEC Capital Solutions, Ltd.	3,800	74,810
NEC Networks & System Integration Corp.	3,900	144,245
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
NET One Systems Company, Ltd.	9,200	$192,339
Neturen Company, Ltd.	15,300	95,846
New Art Holdings Company, Ltd.	1,800	12,088
New Japan Chemical Company, Ltd. (A)	8,300	12,316
Nextage Company, Ltd. (B)	5,800	45,346
Nexyz Group Corp. (B)	2,600	30,468
NF Corp.	2,500	41,959
NFC Holdings, Inc.	600	10,172
NHK Spring Company, Ltd.	16,500	124,896
Nicca Chemical Company, Ltd. (B)	2,500	15,667
Nice Holdings, Inc. (A)	2,300	22,101
Nichia Steel Works, Ltd.	11,800	29,587
Nichias Corp.	24,200	496,631
Nichiban Company, Ltd.	4,700	66,211
Nichicon Corp.	19,873	144,333
Nichiden Corp.	6,200	96,947
Nichiha Corp.	9,700	202,825
NichiiGakkan Company, Ltd.	14,000	145,823
Nichi-iko Pharmaceutical Company, Ltd.	15,600	166,992
Nichimo Company, Ltd.	700	11,712
Nichireki Company, Ltd.	11,100	132,813
Nichirin Company, Ltd.	4,690	69,535
Nihon Chouzai Company, Ltd.	2,480	82,374
Nihon Dempa Kogyo Company, Ltd. (A)	4,700	17,397
Nihon Dengi Company, Ltd.	1,100	34,052
Nihon Denkei Company, Ltd.	1,400	13,958
Nihon Flush Company, Ltd. (B)	4,300	91,341
Nihon House Holdings Company, Ltd.	20,500	73,929
Nihon Kagaku Sangyo Company, Ltd.	3,200	27,217
Nihon Nohyaku Company, Ltd.	15,800	73,891
Nihon Parkerizing Company, Ltd.	31,500	286,483
Nihon Plast Company, Ltd.	7,300	39,296
Nihon Tokushu Toryo Company, Ltd.	6,000	55,516
Nihon Yamamura Glass Company, Ltd.	2,800	26,656
Niitaka Company, Ltd.	800	20,286
Nikkato Corp.	2,200	11,198
Nikkiso Company, Ltd.	21,700	191,968
Nikko Company, Ltd.	11,600	70,577
Nikkon Holdings Company, Ltd.	21,400	410,846
Nippi, Inc.	400	12,854
Nippon Air Conditioning Services Company, Ltd. (B)	12,100	77,390
Nippon Aqua Company, Ltd.	2,800	13,118
Nippon Beet Sugar Manufacturing Company, Ltd.	4,800	76,306
Nippon Carbide Industries Company, Inc.	2,500	26,284
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nippon Carbon Company, Ltd.	5,600	$185,830
Nippon Chemical Industrial Company, Ltd. (B)	2,500	53,999
Nippon Chemi-Con Corp.	6,927	98,717
Nippon Chemiphar Company, Ltd.	1,100	23,346
Nippon Coke & Engineering Company, Ltd.	61,100	36,755
Nippon Commercial Development Company, Ltd. (B)	3,700	52,577
Nippon Concept Corp.	3,300	40,373
Nippon Concrete Industries Company, Ltd.	18,600	45,890
Nippon Denko Company, Ltd. (A)	51,000	68,663
Nippon Densetsu Kogyo Company, Ltd.	12,900	234,447
Nippon Dry-Chemical Company, Ltd.	900	12,508
Nippon Electric Glass Company, Ltd.	5,600	93,659
Nippon Felt Company, Ltd.	2,700	10,854
Nippon Filcon Company, Ltd.	5,600	23,573
Nippon Fine Chemical Company, Ltd.	4,400	51,846
Nippon Flour Mills Company, Ltd.	18,500	274,267
Nippon Gas Company, Ltd.	14,200	448,907
Nippon Hume Corp.	8,600	50,943
Nippon Kanzai Company, Ltd.	2,700	44,749
Nippon Kayaku Company, Ltd.	2,500	27,469
Nippon Kinzoku Company, Ltd.	1,300	8,698
Nippon Kodoshi Corp.	2,000	22,488
Nippon Koei Company, Ltd.	6,800	185,641
Nippon Koshuha Steel Company, Ltd.	2,400	7,835
Nippon Light Metal Holdings Company, Ltd.	234,200	409,073
Nippon Paper Industries Company, Ltd.	12,500	180,755
Nippon Parking Development Company, Ltd.	87,100	97,461
Nippon Pillar Packing Company, Ltd.	9,400	109,209
Nippon Piston Ring Company, Ltd.	3,400	40,730
Nippon Rietec Company, Ltd. (B)	3,000	42,095
Nippon Seiki Company, Ltd.	14,900	195,694
Nippon Seisen Company, Ltd.	1,600	46,361
Nippon Sharyo, Ltd. (A)	3,600	85,836
Nippon Sheet Glass Company, Ltd.	45,000	201,545
Nippon Signal Company, Ltd.	18,400	194,691
Nippon Soda Company, Ltd.	10,000	257,312
Nippon Steel Trading Corp.	5,968	241,736
Nippon Suisan Kaisha, Ltd.	77,800	367,959
Nippon Systemware Company, Ltd.	3,800	67,343
Nippon Thompson Company, Ltd.	27,200	93,492
Nippon Yakin Kogyo Company, Ltd.	5,920	93,331
Nipro Corp.	28,300	298,903
Nireco Corp.	1,900	13,629
Nishikawa Rubber Company, Ltd.	4,100	63,344
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
Nishimatsu Construction Company, Ltd.	22,500	$469,308
Nishimatsuya Chain Company, Ltd.	24,400	176,813
Nishimoto Company, Ltd.	1,500	39,541
Nishi-Nippon Financial Holdings, Inc.	50,700	285,493
Nishi-Nippon Railroad Company, Ltd. (B)	18,200	398,536
Nishio Rent All Company, Ltd.	8,800	217,128
Nissan Shatai Company, Ltd.	22,700	206,007
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	17,796
Nissei ASB Machine Company, Ltd.	3,300	105,152
Nissei Corp.	1,100	11,887
Nissei Plastic Industrial Company, Ltd.	7,100	59,409
Nissha Company, Ltd.	9,700	73,836
Nisshin Fudosan Company, Ltd.	12,000	50,603
Nisshinbo Holdings, Inc.	70,057	596,666
Nissin Corp.	6,000	82,369
Nissin Electric Company, Ltd.	19,300	183,713
Nissin Kogyo Company, Ltd.	16,000	332,781
Nissin Sugar Company, Ltd.	4,100	72,953
Nissui Pharmaceutical Company, Ltd.	3,800	46,233
Nitta Corp.	7,900	177,802
Nitta Gelatin, Inc.	3,400	16,861
Nittan Valve Company, Ltd.	4,000	9,061
Nittetsu Mining Company, Ltd.	2,400	84,983
Nitto Boseki Company, Ltd.	1,945	74,851
Nitto Fuji Flour Milling Company, Ltd.	400	22,013
Nitto Kogyo Corp.	10,200	178,320
Nitto Kohki Company, Ltd.	3,400	64,855
Nitto Seiko Company, Ltd.	17,000	74,280
Nittoc Construction Company, Ltd.	9,000	63,963
NJS Company, Ltd.	3,400	51,645
nms Holdings Company	2,400	6,837
Noda Corp.	2,500	15,007
Noevir Holdings Company, Ltd.	5,300	224,618
Nohmi Bosai, Ltd.	5,600	104,684
Nojima Corp.	11,800	208,450
Nomura Company, Ltd.	31,000	281,703
Noritake Company, Ltd.	4,200	146,778
Noritsu Koki Company, Ltd.	8,700	103,383
Noritz Corp.	12,900	130,390
North Pacific Bank, Ltd.	112,600	209,650
Nozawa Corp.	2,600	16,319
NS Tool Company, Ltd. (B)	2,700	63,075
NS United Kaiun Kaisha, Ltd.	3,800	60,192
NSD Company, Ltd.	26,612	427,973
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
NTN Corp.	169,500	$402,195
NuFlare Technology, Inc.	1,900	211,394
OAK Capital Corp.	16,400	14,225
Oat Agrio Company, Ltd.	400	4,388
Obara Group, Inc.	4,200	111,678
Odelic Company, Ltd.	2,000	114,180
Oenon Holdings, Inc.	22,800	73,374
Ohara, Inc.	2,700	26,483
Ohashi Technica, Inc.	4,900	58,893
Ohba Company, Ltd.	600	3,273
Ohmoto Gumi Company, Ltd.	400	17,945
Ohsho Food Service Corp.	4,500	239,419
Oiles Corp.	9,372	122,391
Okabe Company, Ltd.	20,200	142,825
Okada Aiyon Corp.	2,200	18,462
Okamoto Industries, Inc.	4,700	141,552
Okamoto Machine Tool Works, Ltd.	1,300	25,532
Okamura Corp.	24,600	205,082
Okasan Securities Group, Inc.	70,300	221,856
Okaya Electric Industries Company, Ltd.	2,700	7,448
Oki Electric Industry Company, Ltd.	34,600	382,180
Okinawa Cellular Telephone Company	4,100	148,081
OKK Corp.	2,500	11,704
OKUMA Corp.	8,976	376,679
Okumura Corp.	11,100	269,568
Okura Industrial Company, Ltd.	3,400	46,528
Okuwa Company, Ltd.	12,500	153,020
Olympic Group Corp.	3,100	14,344
ONO Sokki Company, Ltd.	2,000	9,133
Onoken Company, Ltd.	7,100	76,506
Onward Holdings Company, Ltd.	49,300	238,362
Ootoya Holdings Company, Ltd.	2,000	35,795
Open Door, Inc. (A)	4,800	45,997
Optex Group Company, Ltd.	8,200	93,770
Organo Corp.	3,300	194,530
Origin Company, Ltd.	2,200	27,592
Oro Company, Ltd.	1,400	35,512
Osaka Organic Chemical Industry, Ltd.	7,300	100,304
Osaka Soda Company, Ltd.	5,800	136,723
Osaka Steel Company, Ltd.	5,800	75,434
OSAKA Titanium Technologies Company, Ltd.	7,500	76,034
Osaki Electric Company, Ltd.	18,300	92,462
OSG Corp.	11,500	172,386
OSJB Holdings Corp.	59,900	137,991
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Japan (continued)
OUG Holdings, Inc.	1,200	$26,327
Outsourcing, Inc.	39,900	290,017
Oyo Corp.	10,900	124,976
Ozu Corp.	2,000	27,254
Pacific Industrial Company, Ltd.	16,600	179,179
Pacific Metals Company, Ltd. (B)	7,700	139,770
PAL GROUP Holdings Company, Ltd.	10,200	135,908
Paltek Corp.	1,800	7,090
PAPYLESS Company, Ltd.	600	10,724
Paraca, Inc.	2,500	39,705
Paramount Bed Holdings Company, Ltd.	7,500	289,708
Paris Miki Holdings, Inc.	9,700	23,278
Parker Corp.	4,000	16,412
Pasona Group, Inc.	9,900	102,168
PC Depot Corp.	13,900	64,499
PCA Corp. (B)	1,200	39,663
PCI Holdings, Inc.	800	14,483
Pegasus Sewing Machine Manufacturing Company, Ltd.	7,800	28,368
Penta-Ocean Construction Company, Ltd.	114,000	611,297
Pepper Food Service Company, Ltd. (B)	2,900	18,850
Phil Company, Inc. (B)	1,400	39,829
PIA Corp.	1,500	40,321
Pickles Corp.	2,100	41,563
Pilot Corp.	5,000	161,857
Piolax, Inc.	13,100	186,202
Plant Company, Ltd.	900	3,746
Plenus Company, Ltd.	4,800	75,696
Poletowin Pitcrew Holdings, Inc.	12,800	98,237
Press Kogyo Company, Ltd.	35,700	102,033
Pressance Corp. (B)	14,400	151,209
Prestige International, Inc.	40,100	307,889
Prima Meat Packers, Ltd.	12,300	252,994
Pronexus, Inc.	6,000	55,068
Properst Company, Ltd.	9,300	13,683
Pro-Ship, Inc.	1,000	12,761
Prospect Company, Ltd. (A)	148,000	30,363
Proto Corp.	10,200	102,561
PS Mitsubishi Construction Company, Ltd.	15,900	84,707
Punch Industry Company, Ltd.	6,700	21,524
Qol Holdings Company, Ltd.	9,400	108,099
Quick Company, Ltd.	5,200	58,640
Raccoon Holdings, Inc.	6,900	43,587
Raito Kogyo Company, Ltd.	18,200	220,380
Raiznext Corp.	17,500	194,668
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Rakus Company, Ltd. (B)	14,000	$198,367
Rasa Corp.	2,900	22,293
Rasa Industries, Ltd.	3,800	42,522
Raysum Company, Ltd.	6,600	49,262
RECOMM Company, Ltd.	19,800	15,135
Relia, Inc.	15,300	171,413
Renaissance, Inc.	5,400	68,725
Rengo Company, Ltd.	23,500	160,381
RENOVA, Inc. (A)	5,000	44,356
Renown, Inc. (A)(B)	15,500	12,239
Resorttrust, Inc.	33,600	442,115
Restar Holdings Corp.	2,900	42,790
Retail Partners Company, Ltd.	5,300	34,083
Rheon Automatic Machinery Company, Ltd.	8,900	95,184
Rhythm Watch Company, Ltd.	2,000	15,107
Riberesute Corp.	2,000	14,388
Ricoh Leasing Company, Ltd.	6,900	237,367
Ride On Express Holdings Company, Ltd.	3,400	44,716
Right On Company, Ltd. (B)	7,900	34,750
Riken Corp.	3,700	102,577
Riken Keiki Company, Ltd.	5,400	98,907
Riken Technos Corp.	19,000	74,587
Riken Vitamin Company, Ltd.	3,900	136,510
Ringer Hut Company, Ltd. (B)	9,000	174,510
Rion Company, Ltd.	3,400	78,090
Riso Kagaku Corp.	5,600	86,060
Riso Kyoiku Company, Ltd.	42,300	120,487
Rock Field Company, Ltd.	6,500	75,934
Rokko Butter Company, Ltd.	5,800	72,328
Roland DG Corp.	6,300	94,901
Rorze Corp.	4,000	124,395
Round One Corp.	27,500	204,316
Royal Holdings Company, Ltd.	11,300	187,540
Rozetta Corp. (A)	1,800	47,962
RS Technologies Company, Ltd.	1,500	32,544
Ryobi, Ltd.	12,600	162,748
Ryoden Corp.	6,900	95,506
Ryosan Company, Ltd.	7,729	158,797
Ryoyo Electro Corp. (B)	8,200	134,391
S Foods, Inc.	6,600	135,860
S Line Company, Ltd.	2,000	15,978
S&B Foods, Inc.	1,500	53,934
Sac's Bar Holdings, Inc.	7,300	49,179
Sagami Rubber Industries Company, Ltd.	2,000	28,167
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Japan (continued)
Saibu Gas Company, Ltd.	10,900	$220,371
Saison Information Systems Company, Ltd.	1,000	19,078
Saizeriya Company, Ltd.	12,700	242,330
Sakai Chemical Industry Company, Ltd.	5,800	102,905
Sakai Heavy Industries, Ltd.	1,600	35,569
Sakai Moving Service Company, Ltd.	3,600	170,298
Sakai Ovex Company, Ltd.	2,000	32,787
Sakata INX Corp.	21,700	187,138
Sakura Internet, Inc.	4,500	20,575
Sala Corp.	28,600	145,291
SAMTY Company, Ltd.	10,400	149,064
San Holdings, Inc.	3,400	37,657
San ju San Financial Group, Inc.	8,020	108,954
San-A Company, Ltd. (B)	6,900	248,984
San-Ai Oil Company, Ltd.	23,600	203,080
Sanden Holdings Corp. (A)(B)	8,800	41,585
Sanei Architecture Planning Company, Ltd.	4,100	49,427
Sangetsu Corp.	7,500	114,332
Sanix, Inc. (A)	12,300	42,791
Sanken Electric Company, Ltd.	8,587	203,767
Sanki Engineering Company, Ltd.	18,100	212,378
Sanko Gosei, Ltd.	3,100	8,317
Sanko Metal Industrial Company, Ltd.	600	12,692
Sankyo Frontier Company, Ltd.	1,300	43,400
Sankyo Seiko Company, Ltd.	10,400	48,186
Sankyo Tateyama, Inc.	13,500	135,581
Sanoh Industrial Company, Ltd.	12,900	99,352
Sanoyas Holdings Corp.	9,400	13,272
Sansei Landic Company, Ltd.	1,100	7,297
Sansei Technologies, Inc. (B)	3,900	27,791
Sansha Electric Manufacturing Company, Ltd.	4,100	23,222
Sanshin Electronics Company, Ltd.	5,500	75,908
Sanyo Chemical Industries, Ltd.	5,200	211,086
Sanyo Denki Company, Ltd.	4,000	160,799
Sanyo Electric Railway Company, Ltd.	7,300	130,224
Sanyo Engineering & Construction, Inc.	1,900	11,747
Sanyo Shokai, Ltd.	6,600	81,954
Sanyo Special Steel Company, Ltd.	8,829	96,407
Sanyo Trading Company, Ltd.	7,600	72,482
Sapporo Holdings, Ltd.	19,200	385,488
Sata Construction Company, Ltd.	1,800	5,785
Sato Holdings Corp.	10,700	240,570
Sato Shoji Corp.	4,900	36,072
Satori Electric Company, Ltd.	7,100	49,771
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Sawada Holdings Company, Ltd.	9,800	$91,123
Saxa Holdings, Inc.	1,800	27,241
SB Technology Corp.	3,400	64,439
SBS Holdings, Inc.	7,700	113,873
Scala, Inc.	7,500	42,112
Scroll Corp. (B)	12,700	35,512
SEC Carbon, Ltd.	500	33,262
Seed Company, Ltd.	3,300	24,426
Seika Corp.	3,800	40,426
Seikagaku Corp.	14,500	134,600
Seikitokyu Kogyo Company, Ltd.	13,200	98,872
Seiko Holdings Corp.	9,500	183,479
Seiko PMC Corp.	5,600	38,802
Seiren Company, Ltd.	19,400	247,751
Sekisui Jushi Corp.	10,300	201,697
Sekisui Plastics Company, Ltd.	9,800	56,686
Senko Group Holdings Company, Ltd.	39,400	286,145
Senshu Electric Company, Ltd.	4,100	99,830
Senshu Ikeda Holdings, Inc.	92,900	142,855
Senshukai Company, Ltd.	17,000	64,363
Seria Company, Ltd.	3,800	102,451
SFP Holdings Company, Ltd.	2,300	37,328
Shibaura Electronics Company, Ltd.	2,700	60,748
Shibaura Mechatronics Corp.	1,600	41,539
Shibuya Corp.	6,300	152,774
Shidax Corp. (A)	6,600	18,420
SHIFT, Inc. (A)	600	36,109
Shikibo, Ltd.	2,100	22,136
Shikoku Chemicals Corp.	13,800	137,756
Shikoku Electric Power Company, Inc.	18,900	143,213
Shima Seiki Manufacturing, Ltd.	11,200	174,837
Shimachu Company, Ltd. (B)	16,400	403,342
Shimojima Company, Ltd.	3,900	36,152
Shin Nippon Air Technologies Company, Ltd.	5,200	88,227
Shin Nippon Biomedical Laboratories, Ltd. (A)(B)	10,300	52,506
Shinagawa Refractories Company, Ltd.	2,800	67,573
Shindengen Electric Manufacturing Company, Ltd.	3,400	95,399
Shin-Etsu Polymer Company, Ltd.	19,800	154,590
Shin-Keisei Electric Railway Company, Ltd.	2,200	46,812
Shinko Electric Industries Company, Ltd.	27,700	309,243
Shinko Shoji Company, Ltd.	13,400	85,586
Shinmaywa Industries, Ltd.	22,000	249,154
Shinnihon Corp.	9,600	67,327
Shinoken Group Company, Ltd.	6,400	60,830
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Japan (continued)
Shinsho Corp.	1,500	$30,258
Shinwa Company, Ltd.	4,600	81,291
Shizuki Electric Company, Inc.	5,000	24,652
Shizuoka Gas Company, Ltd.	25,300	200,908
Shobunsha Publications, Inc. (A)	4,100	11,703
Shoei Company, Ltd.	5,000	222,916
Shoei Foods Corp.	2,900	85,738
Shofu, Inc.	3,500	53,727
Shoko Company, Ltd. (A)	1,700	9,321
Showa Aircraft Industry Company, Ltd.	800	15,725
Showa Corp.	20,400	436,072
Showa Sangyo Company, Ltd.	6,300	172,551
Showa Shinku Company, Ltd.	900	11,736
Sigma Koki Company, Ltd.	1,800	18,874
SIGMAXYZ, Inc.	6,500	89,048
Siix Corp.	13,100	145,312
Sinanen Holdings Company, Ltd.	3,100	57,618
Sinfonia Technology Company, Ltd.	10,000	94,218
Sinko Industries, Ltd.	8,100	113,517
Sintokogio, Ltd.	16,800	120,103
SK Kaken Company, Ltd.	200	83,521
SK-Electronics Company, Ltd.	3,800	41,083
SKY Perfect JSAT Holdings, Inc.	55,800	239,137
SMK Corp.	1,800	37,636
SMS Company, Ltd.	2,800	52,991
Snow Peak, Inc.	5,100	32,073
SNT Corp.	11,900	33,812
Soda Nikka Company, Ltd.	5,800	26,723
Sodick Company, Ltd.	22,400	148,825
Soft99 Corp.	2,200	19,893
Softbrain Company, Ltd.	6,100	23,885
Softcreate Holdings Corp.	2,100	27,395
Software Service, Inc.	900	75,474
Sogo Medical Holdings Company, Ltd.	6,800	159,177
Soiken Holdings, Inc.	2,500	9,266
Soken Chemical & Engineering Company, Ltd.	2,800	29,631
Solasto Corp.	17,900	162,956
SoldOut, Inc.	500	8,066
Soliton Systems KK	3,800	33,529
Soshin Electric Company, Ltd.	2,400	6,983
Sotoh Company, Ltd.	2,400	20,429
Sourcenext Corp.	10,100	29,102
Space Company, Ltd.	2,970	28,318
Space Value Holdings Company, Ltd.	14,700	62,114
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Sparx Group Company, Ltd.	33,900	$69,705
SPK Corp.	900	19,260
S-Pool, Inc.	23,200	143,208
SRA Holdings	4,000	83,697
SRS Holdings Company, Ltd.	11,400	96,847
ST Corp.	4,300	58,356
St. Marc Holdings Company, Ltd.	6,600	118,393
Star Mica Holdings Company, Ltd.	4,200	50,590
Star Micronics Company, Ltd.	15,600	173,955
Starts Corp., Inc.	12,800	263,761
Starzen Company, Ltd.	2,900	112,934
St-Care Holding Corp.	3,300	12,932
Stella Chemifa Corp.	3,500	86,190
Step Company, Ltd.	2,000	26,448
Strike Company, Ltd.	2,900	107,976
Studio Alice Company, Ltd.	4,200	60,281
Subaru Enterprise Company, Ltd.	700	48,163
Sugimoto & Company, Ltd.	4,500	70,980
Sumida Corp.	10,600	93,502
Suminoe Textile Company, Ltd.	2,199	39,550
Sumiseki Holdings, Inc.	21,100	23,253
Sumitomo Bakelite Company, Ltd.	3,900	115,551
Sumitomo Densetsu Company, Ltd.	7,500	154,613
Sumitomo Mitsui Construction Company, Ltd.	62,760	316,008
Sumitomo Osaka Cement Company, Ltd.	16,000	543,231
Sumitomo Precision Products Company, Ltd. (A)	900	22,450
Sumitomo Riko Company, Ltd.	15,300	101,682
Sumitomo Seika Chemicals Company, Ltd.	3,900	101,361
Sun Frontier Fudousan Company, Ltd.	14,200	140,033
Suncall Corp.	7,800	34,059
Sun-Wa Technos Corp.	3,900	31,394
Sushiro Global Holdings, Ltd.	500	35,942
Suzuden Corp.	900	10,163
Suzuki Company, Ltd.	3,500	24,320
SWCC Showa Holdings Company, Ltd. (B)	11,300	113,622
Synchro Food Company, Ltd. (A)	1,500	4,497
System Information Company, Ltd.	2,200	14,521
System Research Company, Ltd.	800	12,151
Systemsoft Corp.	10,000	6,955
Systena Corp.	25,600	333,199
Syuppin Company, Ltd.	5,600	41,544
T Hasegawa Company, Ltd.	12,700	235,133
T RAD Company, Ltd.	1,900	28,227
T&K Toka Company, Ltd.	8,000	60,153
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Japan (continued)
Tachibana Eletech Company, Ltd.	6,500	$93,328
Tachikawa Corp.	3,700	35,674
Tachi-S Company, Ltd.	13,500	125,747
Tadano, Ltd.	42,500	353,909
Taihei Dengyo Kaisha, Ltd.	6,400	135,453
Taiheiyo Kouhatsu, Inc.	1,200	7,436
Taiho Kogyo Company, Ltd.	8,000	42,345
Taikisha, Ltd.	7,700	220,325
Taisei Lamick Company, Ltd.	2,500	57,762
Taiyo Holdings Company, Ltd.	6,000	237,752
Takachiho Koheki Company, Ltd.	1,300	12,668
Takagi Seiko Corp.	400	7,529
Takamatsu Construction Group Company, Ltd.	5,900	127,426
Takamatsu Machinery Company, Ltd.	1,100	7,178
Takamiya Company, Ltd.	9,700	46,108
Takano Company, Ltd.	2,400	14,738
Takaoka Toko Company, Ltd.	3,970	38,158
Takara Leben Company, Ltd.	37,000	146,498
Takara Printing Company, Ltd.	4,400	62,575
Takara Standard Company, Ltd.	13,200	186,039
Takasago International Corp.	5,600	105,832
Takasago Thermal Engineering Company, Ltd.	18,500	284,653
Takashima & Company, Ltd.	1,400	22,014
Takashimaya Company, Ltd. (B)	11,600	108,026
Take And Give Needs Company, Ltd.	3,980	29,920
TAKEBISHI Corp.	2,500	28,895
Takeei Corp.	9,900	80,307
Takemoto Yohki Company, Ltd.	4,400	29,680
Takeuchi Manufacturing Company, Ltd.	16,600	250,549
Takihyo Company, Ltd.	1,600	21,069
Takisawa Machine Tool Company, Ltd.	2,600	27,929
Takuma Company, Ltd.	25,700	279,414
Tama Home Company, Ltd.	6,900	80,740
Tamron Company, Ltd.	7,600	167,575
Tamura Corp.	23,200	105,108
Tanabe Consulting Company, Ltd.	900	10,298
TANABE ENGINEERING Corp.	1,900	12,776
Tanseisha Company, Ltd.	16,400	148,432
Taoka Chemical Company, Ltd.	500	26,773
Tatsuta Electric Wire & Cable Company, Ltd.	18,300	87,647
Tayca Corp.	6,700	91,779
Tazmo Company, Ltd.	2,100	20,326
TBK Company, Ltd.	6,000	24,447
TDC Soft, Inc.	6,600	50,053
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Tear Corp.	4,900	$24,316
TechMatrix Corp. (B)	7,900	180,881
TECHNO ASSOCIE Company, Ltd.	1,000	8,351
TECHNO HORIZON HOLDINGS Company, Ltd. (B)	2,700	16,216
Techno Medica Company, Ltd.	1,500	26,731
Techno Ryowa, Ltd.	3,800	29,073
Techno Smart Corp.	3,200	21,199
Teikoku Electric Manufacturing Company, Ltd.	7,200	84,527
Teikoku Sen-I Company, Ltd.	6,300	111,829
Teikoku Tsushin Kogyo Company, Ltd.	2,800	29,699
Tekken Corp.	5,800	128,774
Temairazu, Inc.	800	35,578
Tenma Corp.	7,100	107,213
Tenox Corp.	2,100	16,341
Tenpos Holdings Company, Ltd.	900	16,710
Teraoka Seisakusho Company, Ltd.	2,900	11,528
Terilogy Company, Ltd. (A)	2,100	17,174
TESEC Corp.	1,400	12,695
T-Gaia Corp.	8,200	155,380
The 77 Bank, Ltd.	24,500	310,615
The Aichi Bank, Ltd.	3,600	107,217
The Akita Bank, Ltd.	6,800	104,682
The Aomori Bank, Ltd.	8,000	164,950
The Awa Bank, Ltd.	13,700	274,921
The Bank of Iwate, Ltd.	6,700	138,049
The Bank of Kochi, Ltd.	2,600	16,696
The Bank of Nagoya, Ltd.	5,200	138,603
The Bank of Okinawa, Ltd.	8,905	249,607
The Bank of Saga, Ltd.	6,500	81,082
The Bank of Toyama, Ltd.	500	7,420
The Chiba Kogyo Bank, Ltd.	26,000	67,929
The Chugoku Bank, Ltd.	22,300	173,751
The Chukyo Bank, Ltd.	4,600	90,231
The Daito Bank, Ltd.	2,800	14,288
The Ehime Bank, Ltd.	14,250	133,467
The First Bank of Toyama, Ltd.	18,300	46,679
The Fukui Bank, Ltd.	8,918	119,655
The Fukushima Bank, Ltd.	7,400	12,200
The Furukawa Battery Company, Ltd.	5,900	32,860
The Gunma Bank, Ltd.	59,800	178,638
The Hachijuni Bank, Ltd.	9,600	32,265
The Hiroshima Bank, Ltd.	50,400	214,655
The Hokkoku Bank, Ltd.	10,700	270,463
The Hyakugo Bank, Ltd.	83,700	237,292
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Japan (continued)
The Hyakujushi Bank, Ltd.	10,100	$169,682
The Iyo Bank, Ltd.	54,000	239,996
The Japan Steel Works, Ltd.	25,000	357,301
The Japan Wool Textile Company, Ltd.	24,500	202,199
The Juroku Bank, Ltd.	11,600	195,989
The Keihin Company, Ltd.	1,000	11,222
The Keiyo Bank, Ltd.	41,900	195,845
The Kinki Sharyo Company, Ltd. (A)	1,200	13,374
The Kita-Nippon Bank, Ltd.	2,600	43,602
The Kiyo Bank, Ltd.	22,939	297,767
The Kosei Securities Company, Ltd.	1,900	9,544
The Michinoku Bank, Ltd.	6,400	64,900
The Miyazaki Bank, Ltd.	4,700	92,872
The Monogatari Corp.	2,100	133,387
The Musashino Bank, Ltd.	11,600	158,916
The Nagano Bank, Ltd.	3,900	45,478
The Nanto Bank, Ltd.	12,400	244,800
The Nippon Road Company, Ltd.	2,800	168,706
The Nisshin Oillio Group, Ltd.	9,500	293,291
The Ogaki Kyoritsu Bank, Ltd.	14,800	275,421
The Oita Bank, Ltd.	4,000	76,376
The Okinawa Electric Power Company, Inc.	17,300	296,915
The Pack Corp.	5,900	192,571
The San-In Godo Bank, Ltd.	56,000	279,871
The Shibusawa Warehouse Company, Ltd.	3,500	57,111
The Shiga Bank, Ltd.	16,500	367,330
The Shikoku Bank, Ltd.	14,900	115,192
The Shimane Bank, Ltd.	200	943
The Shimizu Bank, Ltd.	3,900	62,221
The Sumitomo Warehouse Company, Ltd.	23,876	280,411
The Taiko Bank, Ltd.	3,400	44,692
The Tochigi Bank, Ltd.	38,700	59,062
The Toho Bank, Ltd.	84,600	170,548
The Tohoku Bank, Ltd.	3,800	32,317
The Torigoe Company, Ltd.	5,900	41,201
The Tottori Bank, Ltd.	3,400	38,357
The Towa Bank, Ltd.	14,100	90,203
The Yamagata Bank, Ltd.	10,600	107,670
The Yamanashi Chuo Bank, Ltd.	11,251	84,742
The Zenitaka Corp.	600	18,039
Tigers Polymer Corp.	3,800	17,188
TKC Corp.	3,800	171,947
Toa Corp. (Hyogo)	8,800	73,533
Toa Corp. (Tokyo)	6,800	98,433
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Toa Oil Company, Ltd.	3,500	$63,917
TOA ROAD Corp.	1,500	42,621
Toabo Corp.	3,800	16,102
Toagosei Company, Ltd.	48,000	472,611
Toba, Inc.	800	20,673
Tobishima Corp.	9,420	101,436
TOC Company, Ltd.	18,000	114,026
Tocalo Company, Ltd.	25,600	223,170
Toda Corp.	19,600	116,292
Toda Kogyo Corp.	1,300	21,579
Toei Animation Company, Ltd.	2,700	110,458
Toei Company, Ltd.	100	11,292
Toell Company, Ltd.	3,900	23,329
Toenec Corp.	3,100	94,783
Togami Electric Manufacturing Company, Ltd.	600	9,162
Toho Acetylene Company, Ltd.	900	10,021
Toho Company, Ltd.	3,700	53,760
Toho Holdings Company, Ltd.	17,500	328,323
Toho Titanium Company, Ltd.	15,700	103,811
Toho Zinc Company, Ltd. (B)	5,500	77,440
Tohoku Steel Company, Ltd.	500	6,501
Tohokushinsha Film Corp.	5,400	30,464
Tohto Suisan Company, Ltd.	1,200	29,517
Tokai Corp.	6,800	145,942
TOKAI Holdings Corp.	33,300	271,039
Tokai Lease Company, Ltd.	300	4,162
Tokai Rika Company, Ltd.	20,900	311,028
Tokai Tokyo Financial Holdings, Inc.	89,800	235,979
Token Corp.	3,850	264,884
Tokushu Tokai Paper Company, Ltd.	3,900	129,062
Tokuyama Corp.	25,000	557,499
Tokyo Base Company, Ltd. (A)	7,500	26,376
Tokyo Dome Corp.	32,300	246,559
Tokyo Electron Device, Ltd.	3,000	63,479
Tokyo Energy & Systems, Inc.	10,200	73,974
Tokyo Individualized Educational Institute, Inc.	3,300	17,029
Tokyo Keiki, Inc.	4,200	30,465
Tokyo Kiraboshi Financial Group, Inc.	11,358	114,279
Tokyo Ohka Kogyo Company, Ltd.	8,300	299,731
Tokyo Rakutenchi Company, Ltd.	1,200	51,942
Tokyo Rope Manufacturing Company, Ltd. (B)	7,200	53,564
Tokyo Sangyo Company, Ltd.	6,600	31,721
Tokyo Seimitsu Company, Ltd.	15,800	498,514
Tokyo Steel Manufacturing Company, Ltd.	43,200	276,701
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Japan (continued)
Tokyo Tekko Company, Ltd.	3,500	$40,085
Tokyo Theatres Company, Inc.	2,400	25,347
Tokyotokeiba Company, Ltd.	5,000	152,281
Tokyu Construction Company, Ltd.	35,000	218,212
Tokyu Recreation Company, Ltd.	800	33,416
Toli Corp.	17,800	42,583
Tomato Bank, Ltd.	3,200	28,099
Tomen Devices Corp.	900	28,065
Tomoe Corp.	7,600	22,733
Tomoe Engineering Company, Ltd.	3,700	64,306
Tomoegawa Company, Ltd. (A)	400	2,440
Tomoku Company, Ltd.	4,200	60,406
TOMONY Holdings, Inc.	47,000	129,394
Tomy Company, Ltd.	33,800	297,618
Tonami Holdings Company, Ltd.	2,200	90,244
Topcon Corp.	40,700	404,754
Toppan Forms Company, Ltd.	20,200	192,137
Topre Corp.	14,800	192,359
Topy Industries, Ltd.	5,700	79,144
Torex Semiconductor, Ltd.	900	10,453
Toridoll Holdings Corp.	9,000	184,115
Torii Pharmaceutical Company, Ltd.	6,500	194,368
Torikizoku Company, Ltd. (B)	3,300	60,364
Torishima Pump Manufacturing Company, Ltd.	6,200	40,335
Tosei Corp.	16,000	171,601
Toshiba Machine Company, Ltd. (B)	9,300	255,279
Toshiba TEC Corp.	3,300	121,714
Tosho Company, Ltd.	6,600	96,694
Totech Corp.	1,400	27,335
Totetsu Kogyo Company, Ltd.	8,800	226,654
Totoku Electric Company, Ltd.	500	10,681
Toukei Computer Company, Ltd.	300	11,395
Tow Company, Ltd.	8,800	59,521
Towa Corp.	8,800	72,480
Towa Pharmaceutical Company, Ltd.	10,900	215,698
Toyo Construction Company, Ltd.	34,600	146,437
Toyo Corp.	8,200	69,114
Toyo Denki Seizo KK	3,100	34,417
Toyo Engineering Corp. (A)	14,700	63,376
Toyo Gosei Company, Ltd.	2,000	68,349
Toyo Ink SC Holdings Company, Ltd.	15,200	293,740
Toyo Kanetsu KK	3,100	62,965
Toyo Logistics Company, Ltd.	6,100	15,624
Toyo Machinery & Metal Company, Ltd.	6,200	25,739
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Toyo Securities Company, Ltd.	22,000	$26,507
Toyo Tanso Company, Ltd.	6,900	106,879
Toyo Tire Corp.	10,800	143,188
Toyo Wharf & Warehouse Company, Ltd.	1,900	22,149
Toyobo Company, Ltd.	33,706	422,361
TPR Company, Ltd.	9,600	131,871
Trancom Company, Ltd.	2,500	159,166
Transaction Company, Ltd.	2,400	18,777
Treasure Factory Company, Ltd.	2,400	15,472
Tri Chemical Laboratories, Inc.	2,400	189,227
Trinity Industrial Corp.	2,000	14,939
Trusco Nakayama Corp.	10,700	212,875
TS Tech Company, Ltd.	3,000	77,584
TSI Holdings Company, Ltd.	28,105	109,157
Tsubaki Nakashima Company, Ltd.	19,700	185,447
Tsubakimoto Chain Company	10,400	280,820
Tsubakimoto Kogyo Company, Ltd.	1,400	46,758
Tsudakoma Corp. (A)	700	5,617
Tsugami Corp.	18,200	146,381
Tsukada Global Holdings, Inc.	4,800	20,400
Tsukishima Kikai Company, Ltd.	11,500	131,959
Tsukuba Bank, Ltd.	31,600	49,871
Tsukui Corp.	22,500	102,690
Tsumura & Company	2,900	66,724
Tsurumi Manufacturing Company, Ltd.	6,300	99,882
Tsutsumi Jewelry Company, Ltd.	2,500	43,076
Tsuzuki Denki Company, Ltd.	2,100	23,312
TV Asahi Holdings Corp.	6,900	115,825
Tv Tokyo Holdings Corp.	5,600	110,201
TYK Corp.	6,400	15,907
UACJ Corp.	12,671	220,890
Ube Industries, Ltd.	2,000	36,395
Uchida Yoko Company, Ltd.	3,300	150,084
Uchiyama Holdings Company, Ltd.	3,300	11,934
Ueki Corp.	600	12,947
Ulvac, Inc.	6,700	194,087
UMC Electronics Company, Ltd.	3,000	8,369
Umenohana Company, Ltd. (A)	1,300	27,203
Uniden Holdings Corp. (A)	2,000	35,547
UNIMAT Retirement Community Company, Ltd.	2,000	22,018
Union Tool Company	3,100	76,260
Unipres Corp.	15,600	167,335
United Arrows, Ltd.	8,700	194,146
United Super Markets Holdings, Inc.	24,400	193,400
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
Japan (continued)
UNITED, Inc.	1,300	$11,525
Unitika, Ltd. (A)	27,000	72,428
Unizo Holdings Company, Ltd.	8,800	488,332
Urbanet Corp. Company, Ltd.	3,800	10,803
Usen-Next Holdings Company, Ltd. (B)	2,900	39,715
Ushio, Inc.	43,800	546,332
UT Group Company, Ltd.	9,400	184,793
Utoc Corp.	4,300	19,124
V Technology Company, Ltd.	3,700	130,763
Valor Holdings Company, Ltd.	15,300	231,387
Valqua, Ltd.	7,100	133,493
Value HR Company, Ltd.	800	20,844
ValueCommerce Company, Ltd.	6,900	132,295
V-Cube, Inc. (B)	2,400	15,337
Vector, Inc. (A)	11,800	98,713
Vertex Corp.	1,440	22,448
VIA Holdings, Inc. (A)	4,700	23,940
Village Vanguard Company, Ltd.	1,400	11,056
VINX Corp.	1,300	9,614
Vision, Inc. (A)	9,500	94,723
Visionary Holdings Company, Ltd. (A)	3,260	13,126
Vital KSK Holdings, Inc.	16,600	153,705
VT Holdings Company, Ltd.	34,000	113,404
Wacoal Holdings Corp.	14,800	344,610
Wacom Company, Ltd.	58,400	181,101
Waida Manufacturing Company, Ltd.	1,100	11,614
Wakachiku Construction Company, Ltd.	5,000	64,203
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	8,993
Wakita & Company, Ltd.	19,100	153,034
Warabeya Nichiyo Holdings Company, Ltd.	7,000	105,618
Waseda Academy Company, Ltd.	1,200	9,314
Watahan & Company, Ltd.	2,800	41,870
WATAMI Company, Ltd. (B)	9,700	86,566
Watts Company, Ltd.	5,600	26,769
WDB Holdings Company, Ltd.	3,600	73,725
Weathernews, Inc.	2,700	85,977
West Holdings Corp.	6,630	73,220
Will Group, Inc.	5,700	42,342
WIN-Partners Company, Ltd.	4,900	43,066
Wood One Company, Ltd.	3,600	30,757
World Holdings Company, Ltd.	3,900	60,069
Wowow, Inc.	3,100	69,335
Xebio Holdings Company, Ltd.	11,200	101,904
YAC Holdings Company, Ltd.	2,200	9,868
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Yachiyo Industry Company, Ltd.	2,500	$13,711
Yagi & Company, Ltd.	800	11,804
Yahagi Construction Company, Ltd.	9,700	71,166
Yaizu Suisankagaku Industry Company, Ltd.	2,900	25,971
YAKUODO Holdings Company, Ltd.	4,800	98,455
YAMABIKO Corp.	15,600	124,979
YAMADA Consulting Group Company, Ltd.	3,700	45,105
Yamaguchi Financial Group, Inc.	36,600	190,837
Yamaha Motor Robotics Holdings Company, Ltd. (A)	11,100	77,078
Yamaichi Electronics Company, Ltd.	9,600	141,383
YA-MAN, Ltd. (B)	13,000	62,883
Yamashina Corp.	24,800	14,899
Yamatane Corp.	2,900	35,195
Yamato Corp.	5,900	33,186
Yamato International, Inc.	5,700	19,134
Yamato Kogyo Company, Ltd.	16,600	347,523
Yamaura Corp.	1,600	12,796
Yamaya Corp.	1,000	19,190
Yamazawa Company, Ltd.	1,800	24,268
Yamazen Corp.	21,500	172,282
Yaoko Company, Ltd.	4,400	238,024
Yashima Denki Company, Ltd.	3,600	25,629
Yasuda Logistics Corp.	7,200	59,907
Yasunaga Corp.	2,700	22,643
Yellow Hat, Ltd.	12,000	159,997
Yodogawa Steel Works, Ltd.	8,765	146,416
Yokogawa Bridge Holdings Corp.	13,100	237,121
Yokohama Reito Company, Ltd.	19,600	154,640
Yokowo Company, Ltd.	6,100	136,388
Yomeishu Seizo Company, Ltd.	2,800	49,163
Yomiuri Land Company, Ltd.	1,100	35,904
Yondenko Corp.	1,600	35,084
Yondoshi Holdings, Inc.	6,459	122,324
Yorozu Corp.	7,800	92,769
Yoshinoya Holdings Company, Ltd. (B)	18,300	364,832
Yossix Company, Ltd.	1,700	34,212
Yotai Refractories Company, Ltd.	6,700	39,397
Yuasa Funashoku Company, Ltd.	1,100	35,005
Yuasa Trading Company, Ltd.	7,000	196,785
Yuken Kogyo Company, Ltd.	1,200	16,966
Yumeshin Holdings Company, Ltd. (B)	15,300	100,780
Yurtec Corp.	16,300	85,478
Yushin Precision Equipment Company, Ltd.	1,200	8,919
Yushiro Chemical Industry Company, Ltd.	3,700	41,402
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
Japan (continued)
Yutaka Giken Company, Ltd.	1,600	$25,837
Zaoh Company, Ltd.	1,800	22,546
Zappallas, Inc. (A)	800	2,295
Zenrin Company, Ltd.	12,800	148,881
Zensho Holdings Company, Ltd. (B)	1,809	33,091
ZIGExN Company, Ltd.	26,300	93,041
Zojirushi Corp.	700	10,730
Zuiko Corp.	1,100	40,996
Zuken, Inc.	600	11,910
Jersey, Channel Islands 0.1%		1,107,571
Atrium European Real Estate, Ltd. (A)	51,589	186,394
Centamin PLC	552,846	921,177
Liechtenstein 0.1%		626,898
Liechtensteinische Landesbank AG	4,908	309,246
VP Bank AG	1,947	317,652
Luxembourg 0.5%		3,799,023
APERAM SA	17,849	532,512
Aroundtown SA	128,774	1,118,778
Corestate Capital Holding SA (A)	6,240	281,611
d'Amico International Shipping SA (A)	70,483	7,277
Grand City Properties SA	47,662	1,124,462
IVS Group SA (B)	5,204	47,417
L'Occitane International SA	64,250	112,817
Stabilus SA	8,899	487,264
Sword Group	2,509	86,885
Macau 0.0%		110,119
Macau Legend Development, Ltd. (A)	887,000	110,119
Malaysia 0.0%		328,745
Lynas Corp., Ltd. (A)	270,789	328,745
Malta 0.1%		406,824
Kindred Group PLC (B)	82,942	406,824
Monaco 0.1%		607,341
Endeavour Mining Corp. (A)	29,665	523,793
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	1,252	83,548
Netherlands 3.1%		23,099,961
Aalberts NV	39,851	1,486,271
Accell Group NV	7,181	196,613
Altice Europe NV (A)	250,941	1,332,715
Altice Europe NV, Class B (A)	13,082	67,908
AMG Advanced Metallurgical Group NV (B)	9,104	212,734
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Netherlands (continued)
Amsterdam Commodities NV	7,587	$164,527
Arcadis NV	35,886	814,915
ASM International NV	18,530	2,129,423
ASR Nederland NV	34,028	1,145,115
Basic-Fit NV (A)(D)	12,628	419,645
BE Semiconductor Industries NV	31,047	1,207,524
Beter Bed Holding NV (A)	4,223	9,041
Boskalis Westminster	28,871	632,806
Brack Capital Properties NV (A)	790	76,577
Brunel International NV (B)	9,698	80,677
Corbion NV	20,335	739,349
Euronext NV (D)	20,778	1,732,272
Flow Traders (D)	12,423	298,224
ForFarmers NV	16,665	102,131
Fugro NV (A)	27,979	224,017
Funcom NV (A)	18,595	33,608
GrandVision NV (D)	12,174	371,581
Heijmans NV (A)(B)	10,798	87,477
Hunter Douglas NV	2,162	129,731
IMCD NV	19,362	1,584,478
Intertrust NV (D)	27,343	458,669
Just Eat Takeaway (A)(D)	13,433	1,177,562
Kendrion NV	5,035	101,039
Koninklijke BAM Groep NV (B)	100,804	273,007
Koninklijke Vopak NV	17,942	854,121
Lucas Bols NV (D)	2,262	30,258
Nederland Apparatenfabriek	1,772	92,614
OCI NV (A)	27,089	453,498
Ordina NV	48,833	125,420
PostNL NV	189,046	286,716
PPHE Hotel Group, Ltd.	252	5,677
SBM Offshore NV	73,325	1,160,686
Shop Apotheke Europe NV (A)(D)	3,166	155,902
SIF Holding NV	1,808	26,221
Signify NV (D)	46,186	1,376,177
Sligro Food Group NV (B)	9,045	220,953
TKH Group NV	14,187	640,511
TomTom NV (A)	27,336	278,310
Van Lanschot Kempen NV	5,033	103,261
New Zealand 0.6%		4,164,307
Abano Healthcare Group, Ltd.	1,845	5,966
Air New Zealand, Ltd.	56,556	80,518
Arvida Group, Ltd.	53,490	56,628
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
New Zealand (continued)
Briscoe Group, Ltd.	5,405	$12,670
Chorus, Ltd.	112,628	471,073
Comvita, Ltd. (A)	2,243	3,156
Eroad, Ltd. (A)	5,969	9,614
Freightways, Ltd.	39,290	178,494
Genesis Energy, Ltd.	41,589	79,680
Gentrack Group, Ltd.	9,421	12,408
Hallenstein Glasson Holdings, Ltd.	18,758	56,363
Heartland Group Holdings, Ltd.	138,248	146,504
Infratil, Ltd.	191,480	617,079
Investore Property, Ltd.	67,547	74,410
Kathmandu Holdings, Ltd.	44,089	84,440
Mainfreight, Ltd.	6,706	157,728
Metlifecare, Ltd.	48,016	206,665
Metro Performance Glass, Ltd. (A)	22,396	3,939
NEW Zealand King Salmon Investments, Ltd.	10,031	11,920
NZME, Ltd. (A)	72,696	17,459
NZX, Ltd.	65,501	54,556
Oceania Healthcare, Ltd.	93,082	65,861
Pacific Edge, Ltd. (A)	105,378	8,203
PGG Wrightson, Ltd.	1,878	2,740
Pushpay Holdings, Ltd. (A)	35,736	90,476
Restaurant Brands New Zealand, Ltd. (A)	11,599	87,127
Sanford, Ltd.	15,655	69,721
Scales Corp., Ltd.	29,692	80,664
Serko, Ltd. (A)	6,476	16,324
Skellerup Holdings, Ltd.	44,514	55,530
SKY Network Television, Ltd.	109,970	37,239
SKYCITY Entertainment Group, Ltd.	192,820	387,609
Steel & Tube Holdings, Ltd.	21,933	10,718
Summerset Group Holdings, Ltd.	59,760	293,408
Synlait Milk, Ltd. (A)	17,940	67,516
The New Zealand Refining Company, Ltd.	43,399	33,168
The Warehouse Group, Ltd.	25,288	34,161
Tourism Holdings, Ltd.	30,975	48,413
TOWER, Ltd. (A)	76,655	33,573
Trustpower, Ltd.	10,579	42,087
Turners Automotive Group, Ltd.	6,890	10,488
Vista Group International, Ltd.	41,964	83,079
Z Energy, Ltd.	104,279	264,932
Norway 0.9%		6,733,581
ABG Sundal Collier Holding ASA	136,334	52,091
AF Gruppen ASA	6,710	121,665
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Norway (continued)
Aker Solutions ASA (A)	60,118	$84,897
Aker Solutions ASA (A)	61,659	55,055
American Shipping Company ASA (A)	18,608	58,672
Archer, Ltd. (A)	30,245	9,396
Atea ASA (A)	30,881	346,122
Austevoll Seafood ASA	22,966	203,812
Avance Gas Holding, Ltd. (A)(D)	16,253	69,570
Axactor SE (A)	52,150	73,969
B2Holding ASA (B)	89,745	60,951
Bonheur ASA	8,472	168,766
Borregaard ASA	38,562	409,518
BW Energy, Ltd. (A)	6,326	11,449
BW Offshore, Ltd. (A)	31,002	123,145
DNO ASA	56,039	40,308
Europris ASA (D)	79,891	266,843
FLEX LNG, Ltd. (B)	15,744	105,218
Frontline, Ltd.	33,077	259,905
Grieg Seafood ASA	17,675	225,746
Hexagon Composites ASA (A)(B)	32,197	98,118
Hoegh LNG Holdings, Ltd.	23,852	53,515
IDEX Biometrics ASA (A)	60,820	4,658
Itera ASA	21,736	24,378
Kongsberg Gruppen ASA	4,313	73,308
Kvaerner ASA	47,283	43,835
NEL ASA (A)	326,953	353,339
Nordic Nanovector ASA (A)(B)	21,058	39,060
Nordic Semiconductor ASA (A)	56,404	301,076
Norway Royal Salmon ASA	3,734	86,240
Norwegian Air Shuttle ASA (A)(B)	29,583	62,693
Norwegian Finans Holding ASA (A)	43,782	414,157
Norwegian Property ASA	13,155	20,401
Ocean Yield ASA	24,143	99,607
Odfjell Drilling, Ltd. (A)(B)	35,662	95,389
Odfjell SE, A Shares (A)	7,780	22,262
Olav Thon Eiendomsselskap ASA	4,520	80,908
Otello Corp. ASA (A)	46,949	84,205
Panoro Energy ASA (A)	7,899	13,103
PGS ASA (A)	123,829	180,148
PhotoCure ASA (A)	3,308	28,219
Protector Forsikring ASA (A)(B)	28,159	105,022
Q-Free ASA (A)	14,930	10,694
Sbanken ASA (D)	31,896	219,312
Scatec Solar ASA (D)	32,290	563,871
Selvaag Bolig ASA	20,891	134,777
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

	Shares	Value
Norway (continued)
Solon Eiendom ASA	6,054	$23,728
Treasure ASA	15,273	18,910
Veidekke ASA	46,827	571,649
Wallenius Wilhelmsen ASA	36,026	67,835
Wilh Wilhelmsen Holding ASA, Class A	3,793	61,929
XXL ASA (A)(B)(D)	25,884	30,137
Peru 0.0%		266,573
Hochschild Mining PLC	129,080	266,573
Philippines 0.0%		11,759
Del Monte Pacific, Ltd.	136,300	11,759
Portugal 0.4%		2,819,730
Altri SGPS SA	33,463	181,850
Banco Comercial Portugues SA	3,603,145	652,975
CTT-Correios de Portugal SA	70,715	182,422
Mota-Engil SGPS SA	47,309	69,357
NOS SGPS SA	109,940	434,233
Novabase SGPS SA	2,054	6,964
REN - Redes Energeticas Nacionais SGPS SA	183,066	508,094
Semapa-Sociedade de Investimento e Gestao	12,183	153,147
Sonae Capital SGPS SA	38,685	29,067
Sonae SGPS SA	382,234	300,307
The Navigator Company SA	97,510	301,314
Russia 0.1%		754,098
Highland Gold Mining, Ltd.	163,037	443,368
Petropavlovsk PLC (A)	1,298,348	310,730
Singapore 1.2%		9,184,572
Accordia Golf Trust	278,200	123,884
AEM Holdings, Ltd.	101,600	160,617
Amara Holdings, Ltd.	80,000	23,365
Ascendas India Trust	340,900	405,591
Avarga, Ltd.	74,200	8,091
Banyan Tree Holdings, Ltd.	78,000	19,675
Best World International, Ltd. (C)	84,600	82,602
Bonvests Holdings, Ltd.	36,400	30,130
Boustead Projects, Ltd.	28,557	18,532
Boustead Singapore, Ltd.	92,989	48,366
BreadTalk Group, Ltd.	52,000	28,446
Bukit Sembawang Estates, Ltd.	56,200	181,091
BW LPG, Ltd. (D)	38,538	240,570
Centurion Corp., Ltd.	85,000	27,157
China Aviation Oil Singapore Corp., Ltd.	112,100	92,689
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
China Sunsine Chemical Holdings, Ltd.	89,600	$27,909
Chip Eng Seng Corp., Ltd.	127,300	54,335
Chuan Hup Holdings, Ltd.	109,000	17,365
ComfortDelGro Corp., Ltd.	381,600	541,044
COSCO Shipping International Singapore Company, Ltd. (A)	390,100	75,269
Creative Technology, Ltd. (A)	11,500	21,910
CSE Global, Ltd.	136,600	51,374
CW Group Holdings, Ltd. (A)(C)	135,000	3,201
Dasin Retail Trust	31,000	18,109
Delfi, Ltd.	46,000	31,452
Elec & Eltek International Company, Ltd.	5,000	7,646
Ezion Holdings, Ltd. (A)(C)	1,126,020	34,761
Ezra Holdings, Ltd. (A)(C)	438,996	867
Far East Orchard, Ltd.	58,394	47,582
First Resources, Ltd.	158,600	181,731
Food Empire Holdings, Ltd.	72,000	34,513
Fragrance Group, Ltd. (A)	200,000	19,577
Fraser and Neave, Ltd.	63,800	74,239
Frencken Group, Ltd.	107,100	64,779
Fu Yu Corp., Ltd.	142,200	25,149
Gallant Venture, Ltd. (A)	264,000	22,984
Geo Energy Resources, Ltd.	105,900	10,370
GK Goh Holdings, Ltd.	21,000	12,539
GL, Ltd.	159,200	87,751
Golden Agri-Resources, Ltd.	1,784,400	257,393
Golden Energy & Resources, Ltd.	67,800	7,502
GSH Corp., Ltd. (A)	51,600	11,919
GuocoLand, Ltd.	87,600	105,850
Halcyon Agri Corp., Ltd. (A)	88,757	27,414
Haw Par Corp., Ltd.	39,200	335,985
Hiap Hoe, Ltd.	38,000	20,744
Hi-P International, Ltd.	39,800	31,124
Ho Bee Land, Ltd.	58,600	94,784
Hong Fok Corp., Ltd.	123,036	62,134
Hong Leong Asia, Ltd. (A)	92,000	36,382
Hong Leong Finance, Ltd.	45,000	83,163
Hotel Grand Central, Ltd.	47,475	39,952
Hwa Hong Corp., Ltd.	55,000	13,355
Hyflux, Ltd. (A)(B)	154,800	15
iFAST Corp., Ltd.	38,400	27,598
IGG, Inc.	343,000	253,100
Indofood Agri Resources, Ltd.	58,100	12,950
Japfa, Ltd.	168,520	68,550
k1 Ventures, Ltd. (A)(C)	36,000	0
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	79

	Shares	Value
Singapore (continued)
Kenon Holdings, Ltd.	6,234	$103,117
Keppel Infrastructure Trust	934,455	350,895
KSH Holdings, Ltd.	32,400	8,814
Lian Beng Group, Ltd.	111,000	39,583
Low Keng Huat Singapore, Ltd.	64,000	18,436
Lum Chang Holdings, Ltd.	41,200	10,515
Metro Holdings, Ltd.	127,600	78,288
Midas Holdings, Ltd. (A)(B)(C)	249,000	29,174
mm2 Asia, Ltd. (A)	181,400	29,177
Nera Telecommunications, Ltd.	47,200	8,862
NetLink NBN Trust	604,200	425,994
NSL, Ltd.	29,000	17,693
OM Holdings, Ltd.	69,157	18,207
OUE, Ltd.	103,900	103,100
Oxley Holdings, Ltd.	297,811	66,855
Pacific Century Regional Developments, Ltd.	52,900	11,944
Pan-United Corp., Ltd.	68,750	18,686
Penguin International, Ltd.	41,333	19,572
Perennial Real Estate Holdings, Ltd.	40,800	14,416
Q&M Dental Group Singapore, Ltd.	48,100	15,518
QAF, Ltd.	59,334	35,616
Raffles Education Corp., Ltd. (A)	279,802	16,824
Raffles Medical Group, Ltd.	271,854	194,655
Riverstone Holdings, Ltd.	93,700	69,108
Roxy-Pacific Holdings, Ltd.	95,550	25,274
SBS Transit, Ltd.	27,700	65,873
Sembcorp Industries, Ltd.	174,400	232,333
Sembcorp Marine, Ltd. (A)	244,900	193,922
Sheng Siong Group, Ltd.	156,700	139,979
SHS Holdings, Ltd. (A)	84,000	10,197
SIA Engineering Company, Ltd.	109,800	193,369
SIIC Environment Holdings, Ltd.	298,280	53,000
Sinarmas Land, Ltd.	300,000	45,812
Sing Holdings, Ltd.	79,000	22,506
Sing Investments & Finance, Ltd.	28,600	28,371
Singapore Post, Ltd.	475,800	269,325
Singapore Press Holdings, Ltd.	427,200	587,850
Singapore Reinsurance Corp., Ltd.	47,000	9,579
Singapore Shipping Corp., Ltd.	83,800	17,161
Stamford Land Corp., Ltd.	142,600	48,319
StarHub, Ltd.	242,200	260,330
Straits Trading Company, Ltd.	14,200	20,761
Sunningdale Tech, Ltd.	50,360	43,990
Swiber Holdings, Ltd. (A)(C)	128,250	6,022
80	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
The Hour Glass, Ltd.	68,900	$35,976
Tuan Sing Holdings, Ltd.	160,475	33,600
UMS Holdings, Ltd.	115,450	75,904
United Industrial Corp., Ltd.	22,000	42,876
United Overseas Insurance, Ltd.	2,400	12,026
UOB-Kay Hian Holdings, Ltd.	123,529	108,602
Vicom, Ltd.	6,500	36,952
Wee Hur Holdings, Ltd.	102,000	15,555
Wing Tai Holdings, Ltd.	140,617	197,156
XP Power, Ltd.	4,540	178,827
Yeo Hiap Seng, Ltd.	8,834	5,498
Yongnam Holdings, Ltd. (A)	147,375	15,402
South Africa 0.1%		401,502
Caledonia Mining Corp. PLC	100	1,036
Mediclinic International PLC	87,417	385,913
Petra Diamonds, Ltd. (A)	277,924	14,553
Spain 2.5%		18,512,303
Acciona SA	9,302	1,178,859
Acerinox SA (A)	65,357	608,833
Alantra Partners SA	6,267	105,147
Almirall SA	25,038	328,085
Amper SA (A)	307,165	83,279
Applus Services SA	49,354	563,564
Atresmedia Corp. de Medios de Comunicacion SA	33,653	122,825
Azkoyen SA	4,660	30,750
Banco de Sabadell SA	22,759	19,975
Bankia SA	486,858	772,024
Bankinter SA	157,339	929,694
Bolsas y Mercados Espanoles SHMSF SA	30,962	1,180,875
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	17,212	351,374
CIE Automotive SA	27,424	559,319
Construcciones y Auxiliar de Ferrocarriles SA	8,460	364,828
Distribuidora Internacional de Alimentacion SA (A)(B)	217,976	19,016
Ebro Foods SA (B)	27,230	516,684
eDreams ODIGEO SA (A)	22,487	94,100
Elecnor SA	9,042	94,106
Enagas SA	53,906	1,398,731
Ence Energia y Celulosa SA (B)	57,514	206,271
Ercros SA (B)	34,424	87,924
Euskaltel SA (D)	33,676	298,648
Faes Farma SA	120,865	584,188
Fluidra SA (A)	18,385	253,816
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	81

	Shares	Value
Spain (continued)
Fomento de Construcciones y Contratas SA	17,116	$202,651
Global Dominion Access SA (A)(D)	43,047	166,771
Grupo Catalana Occidente SA	14,843	467,234
Grupo Empresarial San Jose SA (A)(B)	8,498	53,929
Grupo Ezentis SA (A)(B)	65,836	24,366
Iberpapel Gestion SA	2,945	74,354
Indra Sistemas SA (A)(B)	59,571	651,514
Laboratorios Farmaceuticos Rovi SA	4,986	134,453
Liberbank SA	808,287	252,539
Masmovil Ibercom SA (A)	31,730	630,256
Mediaset Espana Comunicacion SA	48,282	243,997
Melia Hotels International SA	50,493	350,547
Miquel y Costas & Miquel SA	6,049	90,028
Neinor Homes SA (A)(D)	2,905	33,364
Obrascon Huarte Lain SA (A)	48,890	54,780
Pharma Mar SA (A)	62,310	272,700
Prim SA	3,271	40,747
Promotora de Informaciones SA, Class A (A)	66,046	99,941
Prosegur Cia de Seguridad SA	99,140	367,854
Quabit Inmobiliaria SA (A)	29,207	26,637
Realia Business SA (A)	115,998	110,585
Renta 4 Banco SA	1,156	8,214
Sacyr SA (B)	173,860	463,945
Solaria Energia y Medio Ambiente SA (A)(B)	28,522	273,988
Talgo SA (A)(D)	43,775	255,663
Tecnicas Reunidas SA (A)	8,641	195,381
Tubacex SA	47,684	114,755
Unicaja Banco SA (D)	86,199	79,806
Vidrala SA	7,305	711,140
Viscofan SA	15,094	807,662
Vocento SA	21,446	26,931
Zardoya Otis SA	62,790	472,656
Sweden 3.2%		23,301,803
AcadeMedia AB (D)	32,406	181,633
AddLife AB, B Shares	3,786	125,854
AddNode Group AB	8,634	158,215
AddTech AB, B Shares	21,540	627,223
AF POYRY AB	22,120	499,611
Alimak Group AB (D)	16,391	191,039
Arjo AB, B Shares	92,960	470,321
Atrium Ljungberg AB, B Shares	16,324	331,917
Attendo AB (D)	26,723	135,835
Avanza Bank Holding AB	14,827	147,632
82	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
BE Group AB	1,076	$3,903
Beijer Alma AB	14,313	174,597
Beijer Electronics Group AB	9,584	46,457
Beijer Ref AB	9,445	257,063
Bergman & Beving AB	10,573	80,677
Besqab AB	1,686	22,774
Betsson AB (A)	57,085	292,511
Bilia AB, A Shares	36,380	351,088
BillerudKorsnas AB	63,006	765,988
BioGaia AB, B Shares	5,662	258,825
Biotage AB	19,960	238,832
Bjorn Borg AB (A)	6,665	13,729
Bonava AB, B Shares	32,907	262,692
Bravida Holding AB (D)	74,949	687,048
Bufab AB	13,625	152,037
Bulten AB	5,708	40,570
Bure Equity AB	22,573	429,077
Byggmax Group AB (A)	22,742	62,654
Catena AB	11,646	388,259
Clas Ohlson AB, B Shares	9,715	95,856
Cloetta AB, B Shares	97,061	300,072
Collector AB (A)(B)	4,116	11,583
Coor Service Management Holding AB (D)	13,165	113,049
Corem Property Group AB, B Shares	46,654	113,693
Dios Fastigheter AB	37,895	339,816
Dometic Group AB (D)	20,908	178,542
Doro AB (A)	6,824	28,312
Duni AB	16,017	212,431
Dustin Group AB (D)	31,182	205,607
Eastnine AB	9,541	142,202
Elanders AB, B Shares	2,728	22,410
Eltel AB (A)(D)	12,277	21,601
Enea AB (A)	6,885	106,138
eWork Group AB	1,387	10,475
Fagerhult AB	18,978	102,790
FastPartner AB	7,767	80,935
Fingerprint Cards AB, B Shares (A)(B)	82,439	122,103
GHP Specialty Care AB	12,106	21,298
Granges AB	37,020	298,514
Gunnebo AB	22,598	49,917
Haldex AB	17,850	84,871
Heba Fastighets AB, Class B	7,465	65,739
HIQ International AB (A)	15,047	72,251
HMS Networks AB	4,648	61,081
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	83

	Shares	Value
Sweden (continued)
Hoist Finance AB (A)(D)	30,122	$144,504
Humana AB	17,267	87,193
Inwido AB	29,503	257,243
ITAB Shop Concept AB, Class B (A)	7,377	9,986
JM AB	29,739	818,237
Klovern AB, B Shares	219,610	506,722
KNOW IT AB	9,668	177,438
Kungsleden AB	75,213	777,472
Lagercrantz Group AB, B Shares	24,548	348,015
Lindab International AB	37,162	443,097
Loomis AB, B Shares	5,093	177,858
Medivir AB, B Shares (A)	6,375	9,284
Mekonomen AB (A)	13,422	106,143
Modern Times Group MTG AB, B Shares (A)	17,781	158,566
Momentum Group AB, Class B	10,018	116,315
Mycronic AB	30,142	426,035
NCC AB, B Shares	9,071	159,514
Nederman Holding AB	5,899	78,098
Net Insight AB, B Shares (A)	29,909	5,578
New Wave Group AB, B Shares	21,560	117,676
Nobia AB	45,222	292,447
Nobina AB (D)	32,299	226,413
Nolato AB, B Shares	6,329	335,656
Nordic Entertainment Group AB, B Shares	5,005	150,988
Nordic Waterproofing Holding AS (D)	11,956	126,556
NP3 Fastigheter AB	11,518	134,617
Nyfosa AB (A)	86,202	705,487
OEM International AB, B Shares	5,357	132,329
Peab AB, Class B	13,643	137,292
Platzer Fastigheter Holding AB, Series B	19,635	204,929
Pricer AB, B Shares	44,707	105,971
Proact IT Group AB	4,258	61,320
Qliro Group AB (A)	41,364	27,715
Ratos AB, B Shares	90,286	278,121
RaySearch Laboratories AB (A)	9,341	80,836
Recipharm AB, B Shares	22,917	318,531
Resurs Holding AB (D)	53,512	289,660
Rottneros AB	39,993	41,182
Sagax AB, B Shares	24,458	334,659
Samhallsbyggnadsbolaget i Norden AB	280,832	792,920
SAS AB (A)	97,964	103,312
Scandi Standard AB	23,577	155,059
Scandic Hotels Group AB (D)	11,171	105,532
Sectra AB, B Shares (A)	7,562	275,741
84	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Semcon AB	4,746	$34,430
Sensys Gatso Group AB (A)	223,958	30,150
Sintercast AB	764	14,045
SkiStar AB	15,355	152,371
Sweco AB, B Shares	11,449	369,860
Systemair AB	5,179	75,898
The Thule Group AB (D)	37,356	818,531
Troax Group AB	15,646	198,661
VBG Group AB, B Shares	2,280	34,606
Vitrolife AB	5,525	93,848
Wihlborgs Fastigheter AB	45,694	877,809
Switzerland 5.7%		42,203,930
Allreal Holding AG (A)	7,369	1,578,342
ALSO Holding AG (A)	3,005	514,268
APG SGA SA	562	150,828
Arbonia AG (A)	17,476	194,864
Aryzta AG (A)	302,276	260,312
Ascom Holding AG	14,735	130,541
Autoneum Holding AG (B)	1,174	115,250
Bachem Holding AG, Class B	101	17,328
Banque Cantonale de Geneve	621	128,053
Banque Cantonale Vaudoise	782	631,612
Belimo Holding AG	194	1,268,718
Bell Food Group AG (A)	1,091	281,147
Bellevue Group AG	4,031	106,572
Berner Kantonalbank AG	1,920	449,444
BKW AG	9,218	790,842
Bobst Group SA (B)	4,648	223,198
Bossard Holding AG, Class A	2,312	316,052
Bucher Industries AG	2,667	835,705
Burckhardt Compression Holding AG	529	125,808
Burkhalter Holding AG	1,735	130,972
Calida Holding AG (A)	2,395	78,704
Carlo Gavazzi Holding AG	168	38,673
Cavotec SA (A)	8,496	17,750
Cembra Money Bank AG	10,480	1,179,578
Cicor Technologies, Ltd. (A)	495	24,569
Cie Financiere Tradition SA	559	59,634
Clariant AG (A)	6,249	132,543
Coltene Holding AG	1,519	137,926
Conzzeta AG	556	568,619
Daetwyler Holding AG	3,476	559,949
DKSH Holding AG	8,582	484,122
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	85

	Shares	Value
Switzerland (continued)
dormakaba Holding AG (A)	1,228	$732,915
Dottikon Es Holding AG (A)	20	11,648
Dufry AG (A)	13,341	979,045
EDAG Engineering Group AG (A)	3,415	34,780
EFG International AG (A)(B)	44,297	251,441
Emmi AG	639	555,684
Energiedienst Holding AG	1,466	51,073
Evolva Holding SA (A)	222,970	48,316
Feintool International Holding AG (A)	656	32,113
Fenix Outdoor International AG	1,557	142,274
Ferrexpo PLC	125,786	210,434
Flughafen Zurich AG	6,738	1,021,936
Forbo Holding AG	359	530,112
GAM Holding AG (A)(B)	89,726	303,820
Georg Fischer AG	1,642	1,411,232
Gurit Holding AG	135	201,130
Helvetia Holding AG	11,676	1,555,501
Hiag Immobilien Holding AG	1,911	214,863
Highlight Communications AG (A)	4,309	20,307
HOCHDORF Holding AG (A)(B)	291	20,779
Huber & Suhner AG	6,738	452,184
Hypothekarbank Lenzburg AG	12	55,757
Implenia AG	7,880	391,168
Inficon Holding AG	851	599,364
Interroll Holding AG	247	441,328
Intershop Holding AG	607	407,943
Investis Holding SA (A)	864	76,397
IWG PLC	250,490	1,136,489
Jungfraubahn Holding AG	1,530	213,841
Kardex AG	2,367	374,163
Komax Holding AG (B)	337	64,715
Kongsberg Automotive ASA (A)	102,136	46,744
Kudelski SA (A)(B)	14,739	69,144
Lastminute.com NV (A)	1,444	48,311
LEM Holding SA	196	254,126
Logitech International SA	18,696	725,133
Luzerner Kantonalbank AG (B)	1,285	539,219
Meier Tobler Group AG (A)	876	13,496
Metall Zug AG, B Shares	81	163,036
Mikron Holding AG (A)	1,756	10,268
Mobilezone Holding AG (A)	18,744	206,364
Mobimo Holding AG (A)	3,859	1,159,944
OC Oerlikon Corp. AG	95,415	889,954
Orascom Development Holding AG (A)	6,368	76,242
86	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Orell Fuessli Holding AG	223	$23,145
Orior AG (A)	2,567	237,140
Phoenix Mecano AG	213	95,408
Plazza AG, Class A	560	169,098
PSP Swiss Property AG	18,145	2,685,397
Rieter Holding AG	1,430	170,099
Romande Energie Holding SA	120	148,410
Schaffner Holding AG	165	32,814
Schmolz + Bickenbach AG (A)(B)	218,185	41,192
Schweiter Technologies AG	462	540,270
SFS Group AG	6,148	513,266
Siegfried Holding AG (A)	1,933	840,358
St. Galler Kantonalbank AG, Class A	1,024	469,972
Sulzer AG	7,851	722,876
Sunrise Communications Group AG (A)(D)	14,036	1,141,658
Swiss Prime Site AG (A)	1,457	175,796
Swissquote Group Holding SA	3,830	216,760
Thurgauer Kantonalbank	384	43,327
Tornos Holding AG (A)	3,182	14,444
TX Group AG	974	96,234
u-blox Holding AG (A)(B)	2,977	234,089
Valiant Holding AG	5,508	548,172
Valora Holding AG (A)	1,841	459,494
Varia US Properties AG	290	12,900
VAT Group AG (A)(D)	12,413	1,687,346
Vaudoise Assurances Holding SA	381	212,048
Vetropack Holding AG	89	238,174
Von Roll Holding AG (A)	24,922	17,893
Vontobel Holding AG	11,798	781,843
VZ Holding AG	1,059	365,455
Walliser Kantonalbank	566	62,506
Warteck Invest AG (A)	61	136,640
Ypsomed Holding AG (A)	857	122,093
Zehnder Group AG	4,662	218,358
Zug Estates Holding AG, B Shares (A)	69	158,670
Zuger Kantonalbank AG	44	293,929
Turkey 0.0%		10,248
Global Ports Holding PLC (D)	4,112	10,248
United Arab Emirates 0.0%		25,073
Lamprell PLC (A)	68,445	25,073
United Kingdom 15.1%		110,989,385
4imprint Group PLC	6,295	225,292
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	87

	Shares	Value
United Kingdom (continued)
A.G. Barr PLC	46,755	$323,234
AA PLC	299,708	168,912
Advanced Medical Solutions Group PLC	3,350	11,099
Afren PLC (A)(C)	310,484	0
Aggreko PLC	108,740	950,038
Air Partner PLC	6,000	5,529
Alliance Pharma PLC	70,053	67,841
Anglo Pacific Group PLC	63,590	105,416
Anglo-Eastern Plantations PLC	5,600	38,238
Appreciate Group PLC	10,000	7,286
Arrow Global Group PLC	69,821	218,063
Ascential PLC (D)	27,693	123,284
Ashmore Group PLC	48,521	293,098
ASOS PLC (A)	7,111	279,559
Avon Rubber PLC	14,704	523,554
B&M European Value Retail SA	189,706	821,769
Babcock International Group PLC	142,149	818,142
Balfour Beatty PLC	268,665	854,490
Beazley PLC	154,594	1,071,664
Begbies Traynor Group PLC	24,310	22,647
Bellway PLC	40,150	1,943,121
Biffa PLC (D)	44,954	153,005
Bloomsbury Publishing PLC	42,391	135,656
Bodycote PLC	76,773	755,277
boohoo Group PLC (A)	295,010	1,120,342
Braemar Shipping Services PLC	7,806	15,068
Brewin Dolphin Holdings PLC	136,809	537,232
Britvic PLC	100,237	1,110,003
Cairn Energy PLC (A)	326,402	593,395
Camellia PLC	87	9,328
Capita PLC (A)	193,468	321,006
Capital & Counties Properties PLC	303,042	781,493
Card Factory PLC	156,781	159,418
CareTech Holdings PLC	19,375	111,075
Carillion PLC (A)(C)	114,263	14,050
Carr's Group PLC	15,261	26,432
Castings PLC	8,508	41,178
Centaur Media PLC	19,732	10,188
Central Asia Metals PLC	17,762	43,011
Charles Stanley Group PLC	5,789	21,679
Chemring Group PLC	118,173	367,640
Chesnara PLC	50,220	181,613
Cineworld Group PLC (B)	258,746	525,503
Circassia Pharmaceuticals PLC (A)	16,959	4,409
88	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
City of London Investment Group PLC	4,643	$24,956
Clarkson PLC	11,044	356,634
Clinigen Group PLC	10,178	93,531
Clipper Logistics PLC	21,784	73,824
Close Brothers Group PLC	61,911	1,030,415
CLS Holdings PLC	73,678	234,663
CMC Markets PLC (D)	42,777	82,247
Coats Group PLC	34,451	26,598
Computacenter PLC	49,299	1,045,126
Concentric AB	16,536	234,701
Connect Group PLC	6,966	2,452
ConvaTec Group PLC (D)	378,354	1,008,268
Costain Group PLC	45,591	98,096
Countryside Properties PLC (D)	179,569	1,092,154
Countrywide PLC (A)	915	3,577
Cranswick PLC	21,639	929,318
Crest Nicholson Holdings PLC	121,051	705,980
CVS Group PLC	4,990	68,812
Daejan Holdings PLC	2,744	282,286
Daily Mail & General Trust PLC, Class A	69,998	670,834
Dart Group PLC	31,645	506,812
De La Rue PLC	55,608	97,017
Debenhams PLC (A)(B)(C)	306,827	0
Devro PLC	83,807	159,458
DFS Furniture PLC	45,929	145,111
Dialight PLC (A)	10,395	28,771
Dialog Semiconductor PLC (A)	32,335	1,115,488
Dignity PLC	16,385	118,911
Diploma PLC	46,520	1,117,965
DiscoverIE Group PLC	27,942	188,843
Dixons Carphone PLC	330,358	526,920
Domino's Pizza Group PLC	218,450	835,529
Drax Group PLC	190,576	661,768
Dunelm Group PLC	39,411	562,621
EI Group PLC (A)	250,859	910,548
EKF Diagnostics Holdings PLC (A)(B)	106,847	40,997
Electrocomponents PLC	178,138	1,397,963
Elementis PLC	269,119	351,637
EMIS Group PLC	20,606	305,243
EnQuest PLC (A)	570,177	153,222
Equiniti Group PLC (D)	166,902	433,072
Essentra PLC	128,669	599,993
Euromoney Institutional Investor PLC	47,350	660,565
FDM Group Holdings PLC	31,365	346,538
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	89

	Shares	Value
United Kingdom (continued)
Fevertree Drinks PLC	30,546	$499,834
First Derivatives PLC	507	18,155
Firstgroup PLC (A)	662,348	1,006,380
Forterra PLC (D)	75,840	316,694
Foxtons Group PLC (A)	83,664	85,890
Frasers Group PLC (A)	71,214	349,716
Frontier Developments PLC (A)	1,958	29,012
Fuller Smith & Turner PLC, Class A	9,499	100,910
G4S PLC	572,459	1,267,534
Galliford Try Holdings PLC	41,061	82,536
Games Workshop Group PLC	13,669	1,119,331
Gamesys Group PLC (A)	29,307	266,877
Gamma Communications PLC	7,337	115,948
Gem Diamonds, Ltd. (A)	43,118	30,325
Genel Energy PLC	66,947	128,435
Genus PLC	2,012	82,132
GoCo Group PLC	109,854	114,990
Gooch & Housego PLC	1,549	23,794
Goodwin PLC	801	28,209
Grainger PLC	229,484	877,536
Greggs PLC	39,738	1,070,836
Gulf Keystone Petroleum, Ltd.	114,672	220,106
H&T Group PLC	64	270
Halfords Group PLC	68,278	131,215
Hastings Group Holdings PLC (D)	124,620	260,661
Hays PLC	559,083	998,375
Headlam Group PLC	32,304	210,029
Helical PLC	52,047	312,050
Henry Boot PLC	21,120	82,596
Hill & Smith Holdings PLC	34,047	594,592
Hilton Food Group PLC	13,839	183,940
Hollywood Bowl Group PLC	26,798	84,354
HomeServe PLC	24,857	378,672
Horizon Discovery Group PLC (A)(B)	41,518	73,630
Howden Joinery Group PLC	254,072	2,101,346
Hunting PLC	55,986	232,167
Huntsworth PLC	104,978	99,782
Hurricane Energy PLC (A)(B)	147,875	28,313
Hyve Group PLC	279,042	275,660
Ibstock PLC (D)	187,308	660,351
IG Group Holdings PLC	133,746	1,166,788
IGas Energy PLC (A)	10,408	4,996
IMI PLC	101,413	1,312,798
Inchcape PLC	179,592	1,342,438
90	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Indivior PLC (A)	217,064	$120,601
Intermediate Capital Group PLC	45,166	934,085
International Personal Finance PLC	94,592	180,809
iomart Group PLC	17,378	77,790
IP Group PLC (A)	193,772	167,652
ITM Power PLC (A)(B)	46,106	60,169
J.D. Wetherspoon PLC	26,898	466,552
James Fisher & Sons PLC	18,699	440,717
James Halstead PLC	1,989	12,495
John Laing Group PLC (D)	213,636	930,649
John Menzies PLC (B)	26,768	101,797
John Wood Group PLC	202,764	972,304
Johnson Service Group PLC	53,472	127,626
Joules Group PLC	1,304	2,295
Jupiter Fund Management PLC	173,262	677,629
Just Group PLC (A)	395,778	371,273
Kainos Group PLC	25,158	244,294
KAZ Minerals PLC	75,941	406,535
Keller Group PLC	24,320	204,802
Kier Group PLC	59,696	86,154
Kin & Carta PLC	79,983	96,725
Lancashire Holdings, Ltd.	99,728	932,003
Liontrust Asset Management PLC	6,119	87,879
Lookers PLC	168,184	97,281
Low & Bonar PLC (A)	76,904	11,099
LSL Property Services PLC	25,300	101,151
Luceco PLC (D)	36,040	51,391
M&C Saatchi PLC	32	36
Man Group PLC	625,026	1,186,876
Marshalls PLC	112,594	1,054,952
Marston's PLC	357,940	415,655
McBride PLC (A)	60,511	53,059
McCarthy & Stone PLC (D)	215,246	372,107
McColl's Retail Group PLC	6,093	2,557
Mears Group PLC	35,368	129,676
Meggitt PLC	149,609	1,053,559
Metro Bank PLC (A)	2,940	6,335
Midwich Group PLC	408	2,919
Mitchells & Butlers PLC (A)	113,453	492,028
Mitie Group PLC	163,110	287,573
MJ Gleeson PLC	10,820	128,030
Moneysupermarket.com Group PLC	199,309	801,790
Morgan Advanced Materials PLC	122,589	437,666
Morgan Sindall Group PLC	18,950	431,768
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	91

	Shares	Value
United Kingdom (continued)
Morses Club PLC	5,182	$7,195
Mortgage Advice Bureau Holdings, Ltd.	5,006	48,413
Mothercare PLC (A)	111,664	18,456
Motorpoint group PLC	12,238	47,886
MP Evans Group PLC	2,671	22,754
N. Brown Group PLC	58,390	42,869
NAHL Group PLC	7,962	6,194
Naked Wines PLC	12,217	33,073
National Express Group PLC	190,812	1,040,563
NCC Group PLC	74,855	201,466
Next Fifteen Communications Group PLC	1,094	6,770
Nichols PLC	1,615	27,124
Non-Standard Finance PLC (D)	65,542	21,035
Norcros PLC	15,627	42,655
Numis Corp. PLC	5,248	17,198
On the Beach Group PLC (D)	50,914	212,655
OneSavings Bank PLC	76,933	401,702
Oxford Instruments PLC	20,756	375,006
Pagegroup PLC	121,548	634,492
Pan African Resources PLC	407,545	64,979
Pantheon Resources PLC (A)	88,778	13,704
Paragon Banking Group PLC	135,278	795,704
PayPoint PLC	27,433	294,400
Pendragon PLC	507,217	80,545
Pennon Group PLC	176,255	2,465,191
Petrofac, Ltd.	90,291	376,652
Pets at Home Group PLC	247,826	828,561
Pharos Energy PLC	103,615	41,332
Phoenix Group Holdings PLC	101,804	914,154
Photo-Me International PLC	85,323	91,575
Polar Capital Holdings PLC	7,068	44,975
Polypipe Group PLC	98,834	687,120
Porvair PLC	10,112	87,101
Premier Foods PLC (A)	372,961	156,241
Premier Oil PLC (A)(B)	257,019	261,758
Provident Financial PLC	46,597	244,111
PZ Cussons PLC	130,951	304,288
QinetiQ Group PLC	259,850	1,163,063
Quilter PLC (D)	801,170	1,522,747
R.E.A. Holdings PLC (A)	2,867	4,345
Rank Group PLC	69,151	237,842
Rathbone Brothers PLC	13,785	297,169
Reach PLC	122,730	235,946
Redde Northgate PLC	68,991	219,278
92	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Redrow PLC	104,113	$1,011,500
Renew Holdings PLC	2,962	18,753
Renewi PLC	216,355	100,914
Renishaw PLC	7,756	351,547
Renold PLC (A)	36,501	5,459
Revolution Bars Group PLC (A)	9,512	7,408
Ricardo PLC	16,777	147,225
River & Mercantile Group PLC	4,888	16,447
RM PLC	12,019	40,857
Robert Walters PLC	17,111	120,744
Rotork PLC	323,170	1,181,685
Royal Mail PLC	155,112	325,291
RPS Group PLC	79,867	128,114
Sabre Insurance Group PLC (D)	7,463	26,967
Saga PLC	621,079	258,581
Savannah Petroleum PLC (A)	164,277	29,214
Savills PLC	62,671	876,877
Scapa Group PLC	15,161	33,592
SDL PLC	28,039	197,363
Senior PLC	155,861	283,944
Severfield PLC	89,306	97,946
SIG PLC	284,842	232,695
Signature Aviation PLC	346,865	1,254,907
Sirius Minerals PLC (A)	105,282	6,023
Smart Metering Systems PLC (B)	8,497	52,481
Softcat PLC	45,182	618,274
Spectris PLC	45,118	1,591,239
Speedy Hire PLC	228,382	224,219
Spire Healthcare Group PLC (D)	65,246	97,099
Spirent Communications PLC	220,046	593,692
Sportech PLC (A)	21,102	7,843
SSP Group PLC	167,498	1,107,691
St. Modwen Properties PLC	93,796	577,286
Staffline Group PLC (A)	1,328	571
Stagecoach Group PLC	189,614	320,108
SThree PLC	50,330	207,590
Stobart Group, Ltd. (B)	92,179	91,223
Stock Spirits Group PLC	73,315	183,106
Stolt-Nielsen, Ltd.	9,140	101,702
Studio Retail Group PLC (A)	18,987	51,400
STV Group PLC	8,759	46,989
Superdry PLC	17,005	68,476
Synthomer PLC	134,097	488,602
TalkTalk Telecom Group PLC	234,292	331,737
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	93

	Shares	Value
United Kingdom (continued)
Tate & Lyle PLC	187,429	$1,709,069
TClarke PLC	22,432	30,994
Ted Baker PLC (B)	15,431	57,741
Telecom Plus PLC	24,896	429,383
Telit Communications PLC (A)	27,359	48,472
The Go-Ahead Group PLC	18,544	471,483
The Gym Group PLC (D)	50,921	168,055
The Parkmead Group PLC (A)	14,125	6,570
The Restaurant Group PLC	80,676	111,679
The Vitec Group PLC	8,599	98,813
The Weir Group PLC	7,619	128,689
Thomas Cook Group PLC (A)(C)	415,078	0
Topps Tiles PLC	62,375	46,969
TORM PLC (A)	14,303	108,807
TP ICAP PLC	277,113	1,307,462
Travis Perkins PLC	98,857	1,889,589
Trifast PLC	23,116	38,366
TT Electronics PLC	56,789	146,782
Tullow Oil PLC	630,952	276,433
Tyman PLC	11,635	36,150
U & I Group PLC	64,085	130,456
Ultra Electronics Holdings PLC	37,164	941,677
Urban & Civic PLC	32,432	146,629
Vectura Group PLC	322,207	359,777
Vertu Motors PLC	25,510	10,461
Vesuvius PLC	99,312	544,988
Victrex PLC	34,713	946,557
Virgin Money UK PLC (A)	258,771	514,268
Vistry Group PLC	86,959	1,439,066
Volex PLC	21,791	32,542
Volution Group PLC	18,773	51,449
Vp PLC	2,803	37,331
Watkin Jones PLC	37,962	125,323
WH Smith PLC	43,193	1,082,170
William Hill PLC	350,487	668,919
Wilmington PLC	8,311	24,266
Wincanton PLC	47,781	163,699
Xaar PLC (A)	22,542	10,801
Zeal Network SE (A)(B)	2,472	61,545
United States 0.5%		3,504,931
Alacer Gold Corp. (A)	165,039	746,349
Argonaut Gold, Inc. (A)	94,222	90,554
Burford Capital, Ltd.	9,672	68,623
94	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Cott Corp.	51,861	$735,269
Cott Corp. (New York Stock Exchange)	3,270	46,598
Energy Fuels, Inc. (A)	20,569	25,285
Epsilon Energy, Ltd. (A)	9,600	29,520
Invesque, Inc.	13,800	92,322
Kingsway Financial Services, Inc. (A)	2,175	3,893
PureTech Health PLC (A)	45,684	172,154
REC Silicon ASA (A)(B)	120,455	52,444
Reliance Worldwide Corp., Ltd. (B)	187,558	419,587
Samsonite International SA (D)	295,200	519,838
Sims, Ltd.	76,679	485,913

Sundance Energy, Inc. (A)	2,208	16,582
Preferred securities 0.3%		$2,117,953
(Cost $2,217,677)
Germany 0.3%		2,117,953
Biotest AG	8,385	196,172
Draegerwerk AG & Company KGaA	3,510	226,224
FUCHS PETROLUB SE	18,995	727,134
Jungheinrich AG	19,726	398,190
Sixt SE	6,477	397,223
STO SE & Company KGaA	1,172	122,652
Villeroy & Boch AG	3,600	50,358
Rights 0.0%		$563
(Cost $0)
Guotai Junan International Holdings, Ltd. (Expiration Date: 3-10-20; Strike Price: HKD 1.45) (A)	438,866	563
Warrants 0.0%		$377
(Cost $0)
Anoto Group AB (Expiration Date: 4-30-21; Strike Price: SEK 4.00) (A)	2,373	62
METabolic EXplorer SA (Expiration Date: 3-19-21; Strike Price: EUR 1.61) (A)	8,100	312
Tervita Corp. (Expiration Date: 7-19-20; Strike Price: CAD 18.75) (A)	671	3

	Yield (%)	Shares	Value
Short-term investments 3.7%			$26,867,005
(Cost $26,851,752)
Short-term funds 3.7%			26,867,005
John Hancock Collateral Trust (E)	1.6968(F)	2,684,311	26,867,005

Total investments (Cost $753,591,770) 101.8%	$749,315,111
Other assets and liabilities, net (1.8%)	(12,907,484)
Total net assets 100.0%	$736,407,627

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	95

Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
SEK	Swedish Krona

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 2-29-20.
96	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	63	Long	Mar 2020	$6,088,952	$5,733,945	$(355,007)
						$(355,007)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $764,147,713. Net unrealized depreciation aggregated to $15,187,609, of which $126,576,579 related to gross unrealized appreciation and $141,764,188 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	97

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott

_______________________________

Andrew Arnott

President

Date: April 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

_______________________________

Andrew Arnott

President

Date: April 15, 2020

/s/ Charles A. Rizzo

_______________________________

Charles A. Rizzo

Chief Financial Officer

Date: April 15, 2020